UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

Member, Chief Legal Officer of Lord, Abbett & Co. LLC

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2024

Item 1:	Report(s) to Shareholders.

Class A

LUBAX

Lord Abbett Ultra Short Bond Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$10,035,613,906
# of Portfolio Holdings	386
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$8,034,570

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	26.87%
Basic Materials	0.99%
Communications	1.63%
Consumer Cyclical	8.42%
Consumer Non-Cyclical	3.33%
Energy	3.12%
Financial	44.28%
Foreign Government	0.28%
Industrial	2.38%
Mortgage-Backed Securities	2.34%
Technology	2.00%
U.S. Government	1.48%
Utilities	2.58%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8805-A

07/24

Class I

LSCIX

Lord Abbett Short Duration Core Bond Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.40%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$480,312,443
# of Portfolio Holdings	561
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$420,923

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.23%
Basic Materials	1.90%
Communications	1.56%
Consumer Cyclical	6.70%
Consumer Non-Cyclical	6.01%
Energy	6.34%
Financial	33.60%
Industrial	4.88%
Mortgage-Backed Securities	2.17%
Technology	2.24%
U.S. Government	2.82%
Utilities	8.15%
Repurchase Agreements	1.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8877-I

07/24

Class R6

LHYVX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$31	0.61%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,632,207,774
# of Portfolio Holdings	720
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,231,193

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	9.02%
Communications	9.31%
Consumer Cyclical	17.41%
Consumer Non-Cyclical	11.71%
Diversified	0.41%
Energy	15.41%
Financial	9.91%
Foreign Government	0.16%
Industrial	14.88%
Technology	5.03%
Utilities	2.96%
Repurchase Agreements	0.90%
Money Market FundFootnote Reference(a)	2.60%
Time DepositsFootnote Reference(a)	0.29%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8770-R6

07/24

Class C

LACCX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.71%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$590,433,871
# of Portfolio Holdings	79
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,047,973

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	21.61%
Consumer Cyclical	8.53%
Consumer Non-Cyclical	16.95%
Energy	2.35%
Entertainment	0.36%
Financial	9.80%
Industrial	8.07%
Technology	23.49%
Utilities	5.92%
Repurchase Agreements	1.52%
Money Market FundsFootnote Reference(a)	1.26%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1406-C

07/24

Class F

LUBFX

Lord Abbett Ultra Short Bond Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$19	0.38%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$10,035,613,906
# of Portfolio Holdings	386
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$8,034,570

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	26.87%
Basic Materials	0.99%
Communications	1.63%
Consumer Cyclical	8.42%
Consumer Non-Cyclical	3.33%
Energy	3.12%
Financial	44.28%
Foreign Government	0.28%
Industrial	2.38%
Mortgage-Backed Securities	2.34%
Technology	2.00%
U.S. Government	1.48%
Utilities	2.58%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8806-F

07/24

Class R2

LHYQX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$68	1.33%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,632,207,774
# of Portfolio Holdings	720
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,231,193

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	9.02%
Communications	9.31%
Consumer Cyclical	17.41%
Consumer Non-Cyclical	11.71%
Diversified	0.41%
Energy	15.41%
Financial	9.91%
Foreign Government	0.16%
Industrial	14.88%
Technology	5.03%
Utilities	2.96%
Repurchase Agreements	0.90%
Money Market FundFootnote Reference(a)	2.60%
Time DepositsFootnote Reference(a)	0.29%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1080-R2

07/24

Class R3

LDCRX

Lord Abbett Short Duration Core Bond Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$46	0.90%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$480,312,443
# of Portfolio Holdings	561
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$420,923

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.23%
Basic Materials	1.90%
Communications	1.56%
Consumer Cyclical	6.70%
Consumer Non-Cyclical	6.01%
Energy	6.34%
Financial	33.60%
Industrial	4.88%
Mortgage-Backed Securities	2.17%
Technology	2.24%
U.S. Government	2.82%
Utilities	8.15%
Repurchase Agreements	1.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8881-R3

07/24

Class R3

LCFRX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$73	1.40%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$590,433,871
# of Portfolio Holdings	79
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,047,973

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	21.61%
Consumer Cyclical	8.53%
Consumer Non-Cyclical	16.95%
Energy	2.35%
Entertainment	0.36%
Financial	9.80%
Industrial	8.07%
Technology	23.49%
Utilities	5.92%
Repurchase Agreements	1.52%
Money Market FundsFootnote Reference(a)	1.26%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2052-R3

07/24

Class F3

LUBOX

Lord Abbett Ultra Short Bond Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$12	0.23%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$10,035,613,906
# of Portfolio Holdings	386
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$8,034,570

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	26.87%
Basic Materials	0.99%
Communications	1.63%
Consumer Cyclical	8.42%
Consumer Non-Cyclical	3.33%
Energy	3.12%
Financial	44.28%
Foreign Government	0.28%
Industrial	2.38%
Mortgage-Backed Securities	2.34%
Technology	2.00%
U.S. Government	1.48%
Utilities	2.58%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8993-F3

07/24

Class R3

LHYRX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$63	1.23%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,632,207,774
# of Portfolio Holdings	720
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,231,193

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	9.02%
Communications	9.31%
Consumer Cyclical	17.41%
Consumer Non-Cyclical	11.71%
Diversified	0.41%
Energy	15.41%
Financial	9.91%
Foreign Government	0.16%
Industrial	14.88%
Technology	5.03%
Utilities	2.96%
Repurchase Agreements	0.90%
Money Market FundFootnote Reference(a)	2.60%
Time DepositsFootnote Reference(a)	0.29%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2054-R3

07/24

Class R4

LSCSX

Lord Abbett Short Duration Core Bond Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$33	0.65%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$480,312,443
# of Portfolio Holdings	561
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$420,923

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.23%
Basic Materials	1.90%
Communications	1.56%
Consumer Cyclical	6.70%
Consumer Non-Cyclical	6.01%
Energy	6.34%
Financial	33.60%
Industrial	4.88%
Mortgage-Backed Securities	2.17%
Technology	2.24%
U.S. Government	2.82%
Utilities	8.15%
Repurchase Agreements	1.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8882-R4

07/24

Class A

LACFX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.10%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$590,433,871
# of Portfolio Holdings	79
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,047,973

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	21.61%
Consumer Cyclical	8.53%
Consumer Non-Cyclical	16.95%
Energy	2.35%
Entertainment	0.36%
Financial	9.80%
Industrial	8.07%
Technology	23.49%
Utilities	5.92%
Repurchase Agreements	1.52%
Money Market FundsFootnote Reference(a)	1.26%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1404-A

07/24

Class R5

LUBVX

Lord Abbett Ultra Short Bond Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$14	0.28%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$10,035,613,906
# of Portfolio Holdings	386
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$8,034,570

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	26.87%
Basic Materials	0.99%
Communications	1.63%
Consumer Cyclical	8.42%
Consumer Non-Cyclical	3.33%
Energy	3.12%
Financial	44.28%
Foreign Government	0.28%
Industrial	2.38%
Mortgage-Backed Securities	2.34%
Technology	2.00%
U.S. Government	1.48%
Utilities	2.58%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8808-R5

07/24

Class F

LFRFX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$36	0.70%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$5,130,468,078
# of Portfolio Holdings	497
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$11,396,882

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	2.58%
Basic Materials	3.49%
Communications	7.91%
Consumer Cyclical	14.45%
Consumer Non-Cyclical	15.83%
Energy	3.82%
Exchange-Traded Funds	0.95%
Financial	10.52%
Industrial	12.95%
Technology	14.69%
Utilities	1.78%
Repurchase Agreements	11.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2085-F

07/24

Class R4

LCFSX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$60	1.15%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$590,433,871
# of Portfolio Holdings	79
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,047,973

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	21.61%
Consumer Cyclical	8.53%
Consumer Non-Cyclical	16.95%
Energy	2.35%
Entertainment	0.36%
Financial	9.80%
Industrial	8.07%
Technology	23.49%
Utilities	5.92%
Repurchase Agreements	1.52%
Money Market FundsFootnote Reference(a)	1.26%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8704-R4

07/24

Class R5

LSCUX

Lord Abbett Short Duration Core Bond Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$20	0.40%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$480,312,443
# of Portfolio Holdings	561
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$420,923

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.23%
Basic Materials	1.90%
Communications	1.56%
Consumer Cyclical	6.70%
Consumer Non-Cyclical	6.01%
Energy	6.34%
Financial	33.60%
Industrial	4.88%
Mortgage-Backed Securities	2.17%
Technology	2.24%
U.S. Government	2.82%
Utilities	8.15%
Repurchase Agreements	1.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8883-R5

07/24

Class R6

LUBWX

Lord Abbett Ultra Short Bond Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$12	0.23%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$10,035,613,906
# of Portfolio Holdings	386
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$8,034,570

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	26.87%
Basic Materials	0.99%
Communications	1.63%
Consumer Cyclical	8.42%
Consumer Non-Cyclical	3.33%
Energy	3.12%
Financial	44.28%
Foreign Government	0.28%
Industrial	2.38%
Mortgage-Backed Securities	2.34%
Technology	2.00%
U.S. Government	1.48%
Utilities	2.58%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8809-R6

07/24

Class A

LFRAX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.80%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$5,130,468,078
# of Portfolio Holdings	497
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$11,396,882

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	2.58%
Basic Materials	3.49%
Communications	7.91%
Consumer Cyclical	14.45%
Consumer Non-Cyclical	15.83%
Energy	3.82%
Exchange-Traded Funds	0.95%
Financial	10.52%
Industrial	12.95%
Technology	14.69%
Utilities	1.78%
Repurchase Agreements	11.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2081-A

07/24

Class F

LBFFX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$52	1.00%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$590,433,871
# of Portfolio Holdings	79
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,047,973

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	21.61%
Consumer Cyclical	8.53%
Consumer Non-Cyclical	16.95%
Energy	2.35%
Entertainment	0.36%
Financial	9.80%
Industrial	8.07%
Technology	23.49%
Utilities	5.92%
Repurchase Agreements	1.52%
Money Market FundsFootnote Reference(a)	1.26%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1008-F

07/24

Class R6

LDCVX

Lord Abbett Short Duration Core Bond Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$15	0.30%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$480,312,443
# of Portfolio Holdings	561
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$420,923

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.23%
Basic Materials	1.90%
Communications	1.56%
Consumer Cyclical	6.70%
Consumer Non-Cyclical	6.01%
Energy	6.34%
Financial	33.60%
Industrial	4.88%
Mortgage-Backed Securities	2.17%
Technology	2.24%
U.S. Government	2.82%
Utilities	8.15%
Repurchase Agreements	1.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8884-R6

07/24

Class I

LUBYX

Lord Abbett Ultra Short Bond Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.28%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$10,035,613,906
# of Portfolio Holdings	386
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$8,034,570

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	26.87%
Basic Materials	0.99%
Communications	1.63%
Consumer Cyclical	8.42%
Consumer Non-Cyclical	3.33%
Energy	3.12%
Financial	44.28%
Foreign Government	0.28%
Industrial	2.38%
Mortgage-Backed Securities	2.34%
Technology	2.00%
U.S. Government	1.48%
Utilities	2.58%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8807-I

07/24

Class I

LCFYX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.90%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$590,433,871
# of Portfolio Holdings	79
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,047,973

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	21.61%
Consumer Cyclical	8.53%
Consumer Non-Cyclical	16.95%
Energy	2.35%
Entertainment	0.36%
Financial	9.80%
Industrial	8.07%
Technology	23.49%
Utilities	5.92%
Repurchase Agreements	1.52%
Money Market FundsFootnote Reference(a)	1.26%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1408-I

07/24

Class C

LARCX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$72	1.41%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$5,130,468,078
# of Portfolio Holdings	497
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$11,396,882

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	2.58%
Basic Materials	3.49%
Communications	7.91%
Consumer Cyclical	14.45%
Consumer Non-Cyclical	15.83%
Energy	3.82%
Exchange-Traded Funds	0.95%
Financial	10.52%
Industrial	12.95%
Technology	14.69%
Utilities	1.78%
Repurchase Agreements	11.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2083-C

07/24

Class A

LAGVX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.70%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$4,480,897,908
# of Portfolio Holdings	497
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$7,776,534

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	7.07%
Basic Materials	2.13%
Communications	4.12%
Consumer Cyclical	5.16%
Consumer Non-Cyclical	9.53%
Energy	15.19%
Financial	24.53%
Foreign Government	0.34%
Industrial	4.63%
Mortgage-Backed Securities	0.06%
Municipal	0.32%
Technology	4.38%
U.S. Government	10.41%
Utilities	11.59%
Repurchase Agreements	0.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-12-A

07/24

Class A1

LUSNX

Lord Abbett Ultra Short Bond Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$27	0.53%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$10,035,613,906
# of Portfolio Holdings	386
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$8,034,570

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	26.87%
Basic Materials	0.99%
Communications	1.63%
Consumer Cyclical	8.42%
Consumer Non-Cyclical	3.33%
Energy	3.12%
Financial	44.28%
Foreign Government	0.28%
Industrial	2.38%
Mortgage-Backed Securities	2.34%
Technology	2.00%
U.S. Government	1.48%
Utilities	2.58%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9120-A1

07/24

Class R5

LCFTX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$47	0.90%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$590,433,871
# of Portfolio Holdings	79
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,047,973

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	21.61%
Consumer Cyclical	8.53%
Consumer Non-Cyclical	16.95%
Energy	2.35%
Entertainment	0.36%
Financial	9.80%
Industrial	8.07%
Technology	23.49%
Utilities	5.92%
Repurchase Agreements	1.52%
Money Market FundsFootnote Reference(a)	1.26%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8736-R5

07/24

Class C

LTRCX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64	1.26%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,438,804,528
# of Portfolio Holdings	523
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$4,746,073

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	15.50%
Basic Materials	1.54%
Communications	2.01%
Consumer Cyclical	2.92%
Consumer Non-Cyclical	5.14%
Diversified	0.09%
Energy	6.02%
Financial	15.82%
Foreign Government	2.51%
Industrial	2.37%
Mortgage-Backed Securities	7.56%
Municipal	0.11%
Technology	1.15%
U.S. Government	33.51%
Utilities	3.18%
Repurchase Agreements	0.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-585-C

07/24

Class F

LAUFX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$31	0.60%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$4,480,897,908
# of Portfolio Holdings	497
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$7,776,534

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	7.07%
Basic Materials	2.13%
Communications	4.12%
Consumer Cyclical	5.16%
Consumer Non-Cyclical	9.53%
Energy	15.19%
Financial	24.53%
Foreign Government	0.34%
Industrial	4.63%
Mortgage-Backed Securities	0.06%
Municipal	0.32%
Technology	4.38%
U.S. Government	10.41%
Utilities	11.59%
Repurchase Agreements	0.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1013-F

07/24

Class I

LFRIX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.60%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$5,130,468,078
# of Portfolio Holdings	497
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$11,396,882

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	2.58%
Basic Materials	3.49%
Communications	7.91%
Consumer Cyclical	14.45%
Consumer Non-Cyclical	15.83%
Energy	3.82%
Exchange-Traded Funds	0.95%
Financial	10.52%
Industrial	12.95%
Technology	14.69%
Utilities	1.78%
Repurchase Agreements	11.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2084-I

07/24

Class F3

LOCFX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$42	0.81%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$590,433,871
# of Portfolio Holdings	79
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,047,973

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	21.61%
Consumer Cyclical	8.53%
Consumer Non-Cyclical	16.95%
Energy	2.35%
Entertainment	0.36%
Financial	9.80%
Industrial	8.07%
Technology	23.49%
Utilities	5.92%
Repurchase Agreements	1.52%
Money Market FundsFootnote Reference(a)	1.26%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8964-F3

07/24

Class R4

LAUKX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$38	0.75%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$4,480,897,908
# of Portfolio Holdings	497
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$7,776,534

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	7.07%
Basic Materials	2.13%
Communications	4.12%
Consumer Cyclical	5.16%
Consumer Non-Cyclical	9.53%
Energy	15.19%
Financial	24.53%
Foreign Government	0.34%
Industrial	4.63%
Mortgage-Backed Securities	0.06%
Municipal	0.32%
Technology	4.38%
U.S. Government	10.41%
Utilities	11.59%
Repurchase Agreements	0.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8709-R4

07/24

Class R3

LRRRX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$57	1.10%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$5,130,468,078
# of Portfolio Holdings	497
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$11,396,882

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	2.58%
Basic Materials	3.49%
Communications	7.91%
Consumer Cyclical	14.45%
Consumer Non-Cyclical	15.83%
Energy	3.82%
Exchange-Traded Funds	0.95%
Financial	10.52%
Industrial	12.95%
Technology	14.69%
Utilities	1.78%
Repurchase Agreements	11.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2087-R3

07/24

Class R2

LTRQX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$53	1.05%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,438,804,528
# of Portfolio Holdings	523
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$4,746,073

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	15.50%
Basic Materials	1.54%
Communications	2.01%
Consumer Cyclical	2.92%
Consumer Non-Cyclical	5.14%
Diversified	0.09%
Energy	6.02%
Financial	15.82%
Foreign Government	2.51%
Industrial	2.37%
Mortgage-Backed Securities	7.56%
Municipal	0.11%
Technology	1.15%
U.S. Government	33.51%
Utilities	3.18%
Repurchase Agreements	0.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1082-R2

07/24

Class R6

LCFVX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42	0.81%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$590,433,871
# of Portfolio Holdings	79
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,047,973

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	21.61%
Consumer Cyclical	8.53%
Consumer Non-Cyclical	16.95%
Energy	2.35%
Entertainment	0.36%
Financial	9.80%
Industrial	8.07%
Technology	23.49%
Utilities	5.92%
Repurchase Agreements	1.52%
Money Market FundsFootnote Reference(a)	1.26%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8768-R6

07/24

Class R2

LAUQX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$57	1.11%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$4,480,897,908
# of Portfolio Holdings	497
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$7,776,534

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	7.07%
Basic Materials	2.13%
Communications	4.12%
Consumer Cyclical	5.16%
Consumer Non-Cyclical	9.53%
Energy	15.19%
Financial	24.53%
Foreign Government	0.34%
Industrial	4.63%
Mortgage-Backed Securities	0.06%
Municipal	0.32%
Technology	4.38%
U.S. Government	10.41%
Utilities	11.59%
Repurchase Agreements	0.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1083-R2

07/24

Class A

LTRAX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,438,804,528
# of Portfolio Holdings	523
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$4,746,073

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	15.50%
Basic Materials	1.54%
Communications	2.01%
Consumer Cyclical	2.92%
Consumer Non-Cyclical	5.14%
Diversified	0.09%
Energy	6.02%
Financial	15.82%
Foreign Government	2.51%
Industrial	2.37%
Mortgage-Backed Securities	7.56%
Municipal	0.11%
Technology	1.15%
U.S. Government	33.51%
Utilities	3.18%
Repurchase Agreements	0.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-275-A

07/24

Class R4

LRRKX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$44	0.85%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$5,130,468,078
# of Portfolio Holdings	497
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$11,396,882

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	2.58%
Basic Materials	3.49%
Communications	7.91%
Consumer Cyclical	14.45%
Consumer Non-Cyclical	15.83%
Energy	3.82%
Exchange-Traded Funds	0.95%
Financial	10.52%
Industrial	12.95%
Technology	14.69%
Utilities	1.78%
Repurchase Agreements	11.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8724-R4

07/24

Class R2

LBCQX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$78	1.50%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$590,433,871
# of Portfolio Holdings	79
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,047,973

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	21.61%
Consumer Cyclical	8.53%
Consumer Non-Cyclical	16.95%
Energy	2.35%
Entertainment	0.36%
Financial	9.80%
Industrial	8.07%
Technology	23.49%
Utilities	5.92%
Repurchase Agreements	1.52%
Money Market FundsFootnote Reference(a)	1.26%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1046-R2

07/24

Class R3

LAURX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$51	1.00%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$4,480,897,908
# of Portfolio Holdings	497
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$7,776,534

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	7.07%
Basic Materials	2.13%
Communications	4.12%
Consumer Cyclical	5.16%
Consumer Non-Cyclical	9.53%
Energy	15.19%
Financial	24.53%
Foreign Government	0.34%
Industrial	4.63%
Mortgage-Backed Securities	0.06%
Municipal	0.32%
Technology	4.38%
U.S. Government	10.41%
Utilities	11.59%
Repurchase Agreements	0.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2057-R3

07/24

Class F

LTRFX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$28	0.55%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,438,804,528
# of Portfolio Holdings	523
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$4,746,073

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	15.50%
Basic Materials	1.54%
Communications	2.01%
Consumer Cyclical	2.92%
Consumer Non-Cyclical	5.14%
Diversified	0.09%
Energy	6.02%
Financial	15.82%
Foreign Government	2.51%
Industrial	2.37%
Mortgage-Backed Securities	7.56%
Municipal	0.11%
Technology	1.15%
U.S. Government	33.51%
Utilities	3.18%
Repurchase Agreements	0.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1012-F

07/24

Class F3

LFROX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$27	0.53%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$5,130,468,078
# of Portfolio Holdings	497
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$11,396,882

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	2.58%
Basic Materials	3.49%
Communications	7.91%
Consumer Cyclical	14.45%
Consumer Non-Cyclical	15.83%
Energy	3.82%
Exchange-Traded Funds	0.95%
Financial	10.52%
Industrial	12.95%
Technology	14.69%
Utilities	1.78%
Repurchase Agreements	11.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8969-F3

07/24

Class C

LAUSX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$67	1.32%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$4,480,897,908
# of Portfolio Holdings	497
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$7,776,534

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	7.07%
Basic Materials	2.13%
Communications	4.12%
Consumer Cyclical	5.16%
Consumer Non-Cyclical	9.53%
Energy	15.19%
Financial	24.53%
Foreign Government	0.34%
Industrial	4.63%
Mortgage-Backed Securities	0.06%
Municipal	0.32%
Technology	4.38%
U.S. Government	10.41%
Utilities	11.59%
Repurchase Agreements	0.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-665-C

07/24

Class F3

LTROX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$18	0.36%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,438,804,528
# of Portfolio Holdings	523
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$4,746,073

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	15.50%
Basic Materials	1.54%
Communications	2.01%
Consumer Cyclical	2.92%
Consumer Non-Cyclical	5.14%
Diversified	0.09%
Energy	6.02%
Financial	15.82%
Foreign Government	2.51%
Industrial	2.37%
Mortgage-Backed Securities	7.56%
Municipal	0.11%
Technology	1.15%
U.S. Government	33.51%
Utilities	3.18%
Repurchase Agreements	0.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8982-F3

07/24

Class P

LCFPX

Lord Abbett Convertible Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$71	1.35%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$590,433,871
# of Portfolio Holdings	79
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$2,047,973

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	21.61%
Consumer Cyclical	8.53%
Consumer Non-Cyclical	16.95%
Energy	2.35%
Entertainment	0.36%
Financial	9.80%
Industrial	8.07%
Technology	23.49%
Utilities	5.92%
Repurchase Agreements	1.52%
Money Market FundsFootnote Reference(a)	1.26%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1407-P

07/24

Class R2

LFRRX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$62	1.20%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$5,130,468,078
# of Portfolio Holdings	497
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$11,396,882

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	2.58%
Basic Materials	3.49%
Communications	7.91%
Consumer Cyclical	14.45%
Consumer Non-Cyclical	15.83%
Energy	3.82%
Exchange-Traded Funds	0.95%
Financial	10.52%
Industrial	12.95%
Technology	14.69%
Utilities	1.78%
Repurchase Agreements	11.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2086-R2

07/24

Class R5

LAUTX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$26	0.50%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$4,480,897,908
# of Portfolio Holdings	497
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$7,776,534

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	7.07%
Basic Materials	2.13%
Communications	4.12%
Consumer Cyclical	5.16%
Consumer Non-Cyclical	9.53%
Energy	15.19%
Financial	24.53%
Foreign Government	0.34%
Industrial	4.63%
Mortgage-Backed Securities	0.06%
Municipal	0.32%
Technology	4.38%
U.S. Government	10.41%
Utilities	11.59%
Repurchase Agreements	0.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8741-R5

07/24

Class C

BFLAX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$65	1.23%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$1,944,477,948
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$971,362

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	9.80%
Lord Abbett Investment Trust-Convertible Fund - Class I	1.04%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.49%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	12.82%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.66%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.96%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	17.06%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	9.76%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.69%
Lord Abbett Investment Trust-Income Fund - Class I	9.92%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.69%
Lord Abbett Securities Trust-International Value Fund - Class I	4.08%
Lord Abbett Private Credit Fund 1, LP	0.29%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	1.45%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.20%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-667-C

07/24

Class R3

LTRRX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$48	0.95%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,438,804,528
# of Portfolio Holdings	523
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$4,746,073

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	15.50%
Basic Materials	1.54%
Communications	2.01%
Consumer Cyclical	2.92%
Consumer Non-Cyclical	5.14%
Diversified	0.09%
Energy	6.02%
Financial	15.82%
Foreign Government	2.51%
Industrial	2.37%
Mortgage-Backed Securities	7.56%
Municipal	0.11%
Technology	1.15%
U.S. Government	33.51%
Utilities	3.18%
Repurchase Agreements	0.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2056-R3

07/24

Class R5

LRRTX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$31	0.60%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$5,130,468,078
# of Portfolio Holdings	497
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$11,396,882

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	2.58%
Basic Materials	3.49%
Communications	7.91%
Consumer Cyclical	14.45%
Consumer Non-Cyclical	15.83%
Energy	3.82%
Exchange-Traded Funds	0.95%
Financial	10.52%
Industrial	12.95%
Technology	14.69%
Utilities	1.78%
Repurchase Agreements	11.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8756-R5

07/24

Class R6

LAUVX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$23	0.44%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$4,480,897,908
# of Portfolio Holdings	497
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$7,776,534

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	7.07%
Basic Materials	2.13%
Communications	4.12%
Consumer Cyclical	5.16%
Consumer Non-Cyclical	9.53%
Energy	15.19%
Financial	24.53%
Foreign Government	0.34%
Industrial	4.63%
Mortgage-Backed Securities	0.06%
Municipal	0.32%
Technology	4.38%
U.S. Government	10.41%
Utilities	11.59%
Repurchase Agreements	0.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8773-R6

07/24

Class R4

LTRKX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$36	0.70%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,438,804,528
# of Portfolio Holdings	523
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$4,746,073

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	15.50%
Basic Materials	1.54%
Communications	2.01%
Consumer Cyclical	2.92%
Consumer Non-Cyclical	5.14%
Diversified	0.09%
Energy	6.02%
Financial	15.82%
Foreign Government	2.51%
Industrial	2.37%
Mortgage-Backed Securities	7.56%
Municipal	0.11%
Technology	1.15%
U.S. Government	33.51%
Utilities	3.18%
Repurchase Agreements	0.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8708-R4

07/24

Class P

LABPX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$36	0.68%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$1,944,477,948
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$971,362

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	9.80%
Lord Abbett Investment Trust-Convertible Fund - Class I	1.04%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.49%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	12.82%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.66%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.96%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	17.06%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	9.76%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.69%
Lord Abbett Investment Trust-Income Fund - Class I	9.92%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.69%
Lord Abbett Securities Trust-International Value Fund - Class I	4.08%
Lord Abbett Private Credit Fund 1, LP	0.29%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	1.45%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.20%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-582-P

07/24

Class I

LAUYX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.50%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$4,480,897,908
# of Portfolio Holdings	497
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$7,776,534

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	7.07%
Basic Materials	2.13%
Communications	4.12%
Consumer Cyclical	5.16%
Consumer Non-Cyclical	9.53%
Energy	15.19%
Financial	24.53%
Foreign Government	0.34%
Industrial	4.63%
Mortgage-Backed Securities	0.06%
Municipal	0.32%
Technology	4.38%
U.S. Government	10.41%
Utilities	11.59%
Repurchase Agreements	0.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1427-I

07/24

Class R6

LRRVX

Lord Abbett Floating Rate Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27	0.53%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$5,130,468,078
# of Portfolio Holdings	497
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$11,396,882

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	2.58%
Basic Materials	3.49%
Communications	7.91%
Consumer Cyclical	14.45%
Consumer Non-Cyclical	15.83%
Energy	3.82%
Exchange-Traded Funds	0.95%
Financial	10.52%
Industrial	12.95%
Technology	14.69%
Utilities	1.78%
Repurchase Agreements	11.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8788-R6

07/24

Class R3

BLARX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$39	0.73%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$1,944,477,948
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$971,362

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	9.80%
Lord Abbett Investment Trust-Convertible Fund - Class I	1.04%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.49%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	12.82%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.66%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.96%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	17.06%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	9.76%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.69%
Lord Abbett Investment Trust-Income Fund - Class I	9.92%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.69%
Lord Abbett Securities Trust-International Value Fund - Class I	4.08%
Lord Abbett Private Credit Fund 1, LP	0.29%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	1.45%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.20%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2058-R3

07/24

Class R5

LTRTX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$23	0.45%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,438,804,528
# of Portfolio Holdings	523
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$4,746,073

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	15.50%
Basic Materials	1.54%
Communications	2.01%
Consumer Cyclical	2.92%
Consumer Non-Cyclical	5.14%
Diversified	0.09%
Energy	6.02%
Financial	15.82%
Foreign Government	2.51%
Industrial	2.37%
Mortgage-Backed Securities	7.56%
Municipal	0.11%
Technology	1.15%
U.S. Government	33.51%
Utilities	3.18%
Repurchase Agreements	0.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8740-R5

07/24

Class F3

LOGVX

Lord Abbett Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$23	0.44%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$4,480,897,908
# of Portfolio Holdings	497
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$7,776,534

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	7.07%
Basic Materials	2.13%
Communications	4.12%
Consumer Cyclical	5.16%
Consumer Non-Cyclical	9.53%
Energy	15.19%
Financial	24.53%
Foreign Government	0.34%
Industrial	4.63%
Mortgage-Backed Securities	0.06%
Municipal	0.32%
Technology	4.38%
U.S. Government	10.41%
Utilities	11.59%
Repurchase Agreements	0.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8973-F3

07/24

Class F

LPLFX

Lord Abbett Core Plus Bond Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$27	0.53%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$2,067,312,071
# of Portfolio Holdings	645
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$2,534,795

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.47%
Basic Materials	2.17%
Communications	2.47%
Consumer Cyclical	4.26%
Consumer Non-Cyclical	5.25%
Diversified	0.08%
Energy	7.04%
Financial	15.27%
Foreign Government	0.63%
Industrial	3.70%
Mortgage-Backed Securities	7.79%
Municipal	0.07%
Technology	1.94%
U.S. Government	31.40%
Utilities	3.99%
Repurchase Agreements	1.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8798-F

07/24

Class A

LABFX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.48%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$1,944,477,948
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$971,362

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	9.80%
Lord Abbett Investment Trust-Convertible Fund - Class I	1.04%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.49%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	12.82%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.66%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.96%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	17.06%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	9.76%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.69%
Lord Abbett Investment Trust-Income Fund - Class I	9.92%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.69%
Lord Abbett Securities Trust-International Value Fund - Class I	4.08%
Lord Abbett Private Credit Fund 1, LP	0.29%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	1.45%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.20%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-259-A

07/24

Class R6

LTRHX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$18	0.36%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,438,804,528
# of Portfolio Holdings	523
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$4,746,073

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	15.50%
Basic Materials	1.54%
Communications	2.01%
Consumer Cyclical	2.92%
Consumer Non-Cyclical	5.14%
Diversified	0.09%
Energy	6.02%
Financial	15.82%
Foreign Government	2.51%
Industrial	2.37%
Mortgage-Backed Securities	7.56%
Municipal	0.11%
Technology	1.15%
U.S. Government	33.51%
Utilities	3.18%
Repurchase Agreements	0.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8772-R6

07/24

Class R2

LIFQX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$61	1.19%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$858,128,583
# of Portfolio Holdings	575
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,461,444

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.17%
Basic Materials	1.98%
Communications	1.25%
Consumer Cyclical	4.99%
Consumer Non-Cyclical	7.14%
Energy	9.38%
Financial	34.51%
Foreign Government	0.02%
Industrial	2.31%
Mortgage-Backed Securities	5.92%
Technology	0.64%
U.S. Government	0.17%
Utilities	6.59%
Repurchase Agreements	2.93%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3333-R2

07/24

Class I

LAPIX

Lord Abbett Core Plus Bond Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.43%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$2,067,312,071
# of Portfolio Holdings	645
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$2,534,795

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.47%
Basic Materials	2.17%
Communications	2.47%
Consumer Cyclical	4.26%
Consumer Non-Cyclical	5.25%
Diversified	0.08%
Energy	7.04%
Financial	15.27%
Foreign Government	0.63%
Industrial	3.70%
Mortgage-Backed Securities	7.79%
Municipal	0.07%
Technology	1.94%
U.S. Government	31.40%
Utilities	3.99%
Repurchase Agreements	1.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8799-I

07/24

Class F

BLAFX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$17	0.33%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$1,944,477,948
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$971,362

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	9.80%
Lord Abbett Investment Trust-Convertible Fund - Class I	1.04%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.49%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	12.82%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.66%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.96%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	17.06%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	9.76%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.69%
Lord Abbett Investment Trust-Income Fund - Class I	9.92%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.69%
Lord Abbett Securities Trust-International Value Fund - Class I	4.08%
Lord Abbett Private Credit Fund 1, LP	0.29%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	1.45%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.20%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1014-F

07/24

Class I

LTRYX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.41%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,438,804,528
# of Portfolio Holdings	523
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$4,746,073

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	15.50%
Basic Materials	1.54%
Communications	2.01%
Consumer Cyclical	2.92%
Consumer Non-Cyclical	5.14%
Diversified	0.09%
Energy	6.02%
Financial	15.82%
Foreign Government	2.51%
Industrial	2.37%
Mortgage-Backed Securities	7.56%
Municipal	0.11%
Technology	1.15%
U.S. Government	33.51%
Utilities	3.18%
Repurchase Agreements	0.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-691-I

07/24

Class R5

LIFTX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$30	0.59%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$858,128,583
# of Portfolio Holdings	575
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,461,444

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.17%
Basic Materials	1.98%
Communications	1.25%
Consumer Cyclical	4.99%
Consumer Non-Cyclical	7.14%
Energy	9.38%
Financial	34.51%
Foreign Government	0.02%
Industrial	2.31%
Mortgage-Backed Securities	5.92%
Technology	0.64%
U.S. Government	0.17%
Utilities	6.59%
Repurchase Agreements	2.93%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8758-R5

07/24

Class A

LAPLX

Lord Abbett Core Plus Bond Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.63%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$2,067,312,071
# of Portfolio Holdings	645
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$2,534,795

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.47%
Basic Materials	2.17%
Communications	2.47%
Consumer Cyclical	4.26%
Consumer Non-Cyclical	5.25%
Diversified	0.08%
Energy	7.04%
Financial	15.27%
Foreign Government	0.63%
Industrial	3.70%
Mortgage-Backed Securities	7.79%
Municipal	0.07%
Technology	1.94%
U.S. Government	31.40%
Utilities	3.99%
Repurchase Agreements	1.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8796-A

07/24

Class P

LTRPX

Lord Abbett Total Return Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$45	0.89%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,438,804,528
# of Portfolio Holdings	523
Portfolio Turnover Rate	183%
Total Advisory Fees Paid	$4,746,073

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	15.50%
Basic Materials	1.54%
Communications	2.01%
Consumer Cyclical	2.92%
Consumer Non-Cyclical	5.14%
Diversified	0.09%
Energy	6.02%
Financial	15.82%
Foreign Government	2.51%
Industrial	2.37%
Mortgage-Backed Securities	7.56%
Municipal	0.11%
Technology	1.15%
U.S. Government	33.51%
Utilities	3.18%
Repurchase Agreements	0.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-597-P

07/24

Class I

LABYX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.23%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$1,944,477,948
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$971,362

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	9.80%
Lord Abbett Investment Trust-Convertible Fund - Class I	1.04%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.49%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	12.82%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.66%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.96%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	17.06%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	9.76%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.69%
Lord Abbett Investment Trust-Income Fund - Class I	9.92%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.69%
Lord Abbett Securities Trust-International Value Fund - Class I	4.08%
Lord Abbett Private Credit Fund 1, LP	0.29%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	1.45%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.20%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1428-I

07/24

Class R4

LIFKX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$43	0.84%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$858,128,583
# of Portfolio Holdings	575
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,461,444

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.17%
Basic Materials	1.98%
Communications	1.25%
Consumer Cyclical	4.99%
Consumer Non-Cyclical	7.14%
Energy	9.38%
Financial	34.51%
Foreign Government	0.02%
Industrial	2.31%
Mortgage-Backed Securities	5.92%
Technology	0.64%
U.S. Government	0.17%
Utilities	6.59%
Repurchase Agreements	2.93%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8726-R4

07/24

Class F3

LOPLX

Lord Abbett Core Plus Bond Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$18	0.36%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$2,067,312,071
# of Portfolio Holdings	645
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$2,534,795

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.47%
Basic Materials	2.17%
Communications	2.47%
Consumer Cyclical	4.26%
Consumer Non-Cyclical	5.25%
Diversified	0.08%
Energy	7.04%
Financial	15.27%
Foreign Government	0.63%
Industrial	3.70%
Mortgage-Backed Securities	7.79%
Municipal	0.07%
Technology	1.94%
U.S. Government	31.40%
Utilities	3.99%
Repurchase Agreements	1.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8966-F3

07/24

Class R4

BLASX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$25	0.48%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$1,944,477,948
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$971,362

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	9.80%
Lord Abbett Investment Trust-Convertible Fund - Class I	1.04%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.49%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	12.82%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.66%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.96%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	17.06%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	9.76%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.69%
Lord Abbett Investment Trust-Income Fund - Class I	9.92%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.69%
Lord Abbett Securities Trust-International Value Fund - Class I	4.08%
Lord Abbett Private Credit Fund 1, LP	0.29%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	1.45%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.20%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8710-R4

07/24

Class A

LALDX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.58%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$42,214,016,048
# of Portfolio Holdings	1,109
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$54,167,517

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.54%
Basic Materials	2.22%
Communications	1.93%
Consumer Cyclical	7.08%
Consumer Non-Cyclical	6.65%
Energy	8.29%
Financial	28.80%
Foreign Government	0.12%
Industrial	3.14%
Mortgage-Backed Securities	7.99%
Technology	1.23%
U.S. Government	3.57%
Utilities	5.60%
Repurchase Agreements	0.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-249-A

07/24

Class R6

LIFVX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$25	0.49%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$858,128,583
# of Portfolio Holdings	575
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,461,444

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.17%
Basic Materials	1.98%
Communications	1.25%
Consumer Cyclical	4.99%
Consumer Non-Cyclical	7.14%
Energy	9.38%
Financial	34.51%
Foreign Government	0.02%
Industrial	2.31%
Mortgage-Backed Securities	5.92%
Technology	0.64%
U.S. Government	0.17%
Utilities	6.59%
Repurchase Agreements	2.93%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8790-R6

07/24

Class R4

LAPUX

Lord Abbett Core Plus Bond Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$35	0.68%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$2,067,312,071
# of Portfolio Holdings	645
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$2,534,795

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.47%
Basic Materials	2.17%
Communications	2.47%
Consumer Cyclical	4.26%
Consumer Non-Cyclical	5.25%
Diversified	0.08%
Energy	7.04%
Financial	15.27%
Foreign Government	0.63%
Industrial	3.70%
Mortgage-Backed Securities	7.79%
Municipal	0.07%
Technology	1.94%
U.S. Government	31.40%
Utilities	3.99%
Repurchase Agreements	1.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8802-R4

07/24

Class C

LDLAX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$60	1.19%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$42,214,016,048
# of Portfolio Holdings	1,109
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$54,167,517

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.54%
Basic Materials	2.22%
Communications	1.93%
Consumer Cyclical	7.08%
Consumer Non-Cyclical	6.65%
Energy	8.29%
Financial	28.80%
Foreign Government	0.12%
Industrial	3.14%
Mortgage-Backed Securities	7.99%
Technology	1.23%
U.S. Government	3.57%
Utilities	5.60%
Repurchase Agreements	0.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-668-C

07/24

Class R5

BLATX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$12	0.23%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$1,944,477,948
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$971,362

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	9.80%
Lord Abbett Investment Trust-Convertible Fund - Class I	1.04%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.49%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	12.82%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.66%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.96%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	17.06%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	9.76%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.69%
Lord Abbett Investment Trust-Income Fund - Class I	9.92%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.69%
Lord Abbett Securities Trust-International Value Fund - Class I	4.08%
Lord Abbett Private Credit Fund 1, LP	0.29%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	1.45%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.20%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8742-R5

07/24

Class A

LIFAX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.79%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$858,128,583
# of Portfolio Holdings	575
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,461,444

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.17%
Basic Materials	1.98%
Communications	1.25%
Consumer Cyclical	4.99%
Consumer Non-Cyclical	7.14%
Energy	9.38%
Financial	34.51%
Foreign Government	0.02%
Industrial	2.31%
Mortgage-Backed Securities	5.92%
Technology	0.64%
U.S. Government	0.17%
Utilities	6.59%
Repurchase Agreements	2.93%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3329-A

07/24

Class R5

LAPVX

Lord Abbett Core Plus Bond Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$21	0.41%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$2,067,312,071
# of Portfolio Holdings	645
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$2,534,795

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.47%
Basic Materials	2.17%
Communications	2.47%
Consumer Cyclical	4.26%
Consumer Non-Cyclical	5.25%
Diversified	0.08%
Energy	7.04%
Financial	15.27%
Foreign Government	0.63%
Industrial	3.70%
Mortgage-Backed Securities	7.79%
Municipal	0.07%
Technology	1.94%
U.S. Government	31.40%
Utilities	3.99%
Repurchase Agreements	1.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8803-R5

07/24

Class F

LDLFX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$24	0.48%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$42,214,016,048
# of Portfolio Holdings	1,109
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$54,167,517

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.54%
Basic Materials	2.22%
Communications	1.93%
Consumer Cyclical	7.08%
Consumer Non-Cyclical	6.65%
Energy	8.29%
Financial	28.80%
Foreign Government	0.12%
Industrial	3.14%
Mortgage-Backed Securities	7.99%
Technology	1.23%
U.S. Government	3.57%
Utilities	5.60%
Repurchase Agreements	0.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1011-F

07/24

Class R6

BLAVX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$9	0.17%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$1,944,477,948
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$971,362

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	9.80%
Lord Abbett Investment Trust-Convertible Fund - Class I	1.04%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.49%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	12.82%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.66%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.96%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	17.06%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	9.76%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.69%
Lord Abbett Investment Trust-Income Fund - Class I	9.92%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.69%
Lord Abbett Securities Trust-International Value Fund - Class I	4.08%
Lord Abbett Private Credit Fund 1, LP	0.29%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	1.45%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.20%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8774-R6

07/24

Class I

LIFIX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.59%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$858,128,583
# of Portfolio Holdings	575
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,461,444

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.17%
Basic Materials	1.98%
Communications	1.25%
Consumer Cyclical	4.99%
Consumer Non-Cyclical	7.14%
Energy	9.38%
Financial	34.51%
Foreign Government	0.02%
Industrial	2.31%
Mortgage-Backed Securities	5.92%
Technology	0.64%
U.S. Government	0.17%
Utilities	6.59%
Repurchase Agreements	2.93%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3332-I

07/24

Class C

LAPCX

Lord Abbett Core Plus Bond Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64	1.26%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$2,067,312,071
# of Portfolio Holdings	645
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$2,534,795

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.47%
Basic Materials	2.17%
Communications	2.47%
Consumer Cyclical	4.26%
Consumer Non-Cyclical	5.25%
Diversified	0.08%
Energy	7.04%
Financial	15.27%
Foreign Government	0.63%
Industrial	3.70%
Mortgage-Backed Securities	7.79%
Municipal	0.07%
Technology	1.94%
U.S. Government	31.40%
Utilities	3.99%
Repurchase Agreements	1.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8797-C

07/24

Class R4

LDLKX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$32	0.64%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$42,214,016,048
# of Portfolio Holdings	1,109
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$54,167,517

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.54%
Basic Materials	2.22%
Communications	1.93%
Consumer Cyclical	7.08%
Consumer Non-Cyclical	6.65%
Energy	8.29%
Financial	28.80%
Foreign Government	0.12%
Industrial	3.14%
Mortgage-Backed Securities	7.99%
Technology	1.23%
U.S. Government	3.57%
Utilities	5.60%
Repurchase Agreements	0.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8707-R4

07/24

Class F3

LOBFX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$9	0.17%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$1,944,477,948
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$971,362

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	9.80%
Lord Abbett Investment Trust-Convertible Fund - Class I	1.04%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.49%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	12.82%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.66%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.96%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	17.06%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	9.76%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.69%
Lord Abbett Investment Trust-Income Fund - Class I	9.92%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.69%
Lord Abbett Securities Trust-International Value Fund - Class I	4.08%
Lord Abbett Private Credit Fund 1, LP	0.29%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	1.45%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.20%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8978-F3

07/24

Class R6

LAPWX

Lord Abbett Core Plus Bond Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$18	0.36%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$2,067,312,071
# of Portfolio Holdings	645
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$2,534,795

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.47%
Basic Materials	2.17%
Communications	2.47%
Consumer Cyclical	4.26%
Consumer Non-Cyclical	5.25%
Diversified	0.08%
Energy	7.04%
Financial	15.27%
Foreign Government	0.63%
Industrial	3.70%
Mortgage-Backed Securities	7.79%
Municipal	0.07%
Technology	1.94%
U.S. Government	31.40%
Utilities	3.99%
Repurchase Agreements	1.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8804-R6

07/24

Class R3

LIFRX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$55	1.09%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$858,128,583
# of Portfolio Holdings	575
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,461,444

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.17%
Basic Materials	1.98%
Communications	1.25%
Consumer Cyclical	4.99%
Consumer Non-Cyclical	7.14%
Energy	9.38%
Financial	34.51%
Foreign Government	0.02%
Industrial	2.31%
Mortgage-Backed Securities	5.92%
Technology	0.64%
U.S. Government	0.17%
Utilities	6.59%
Repurchase Agreements	2.93%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3334-R3

07/24

Class R2

BLAQX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$44	0.83%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$1,944,477,948
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$971,362

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	9.80%
Lord Abbett Investment Trust-Convertible Fund - Class I	1.04%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	15.49%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	12.82%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.66%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.96%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	17.06%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	9.76%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.69%
Lord Abbett Investment Trust-Income Fund - Class I	9.92%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.69%
Lord Abbett Securities Trust-International Value Fund - Class I	4.08%
Lord Abbett Private Credit Fund 1, LP	0.29%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	1.45%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.20%
Repurchase Agreements	0.09%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1084-R2

07/24

Class R2

LDLQX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$50	0.98%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$42,214,016,048
# of Portfolio Holdings	1,109
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$54,167,517

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.54%
Basic Materials	2.22%
Communications	1.93%
Consumer Cyclical	7.08%
Consumer Non-Cyclical	6.65%
Energy	8.29%
Financial	28.80%
Foreign Government	0.12%
Industrial	3.14%
Mortgage-Backed Securities	7.99%
Technology	1.23%
U.S. Government	3.57%
Utilities	5.60%
Repurchase Agreements	0.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1081-R2

07/24

Class R3

LAPQX

Lord Abbett Core Plus Bond Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$47	0.92%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$2,067,312,071
# of Portfolio Holdings	645
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$2,534,795

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.47%
Basic Materials	2.17%
Communications	2.47%
Consumer Cyclical	4.26%
Consumer Non-Cyclical	5.25%
Diversified	0.08%
Energy	7.04%
Financial	15.27%
Foreign Government	0.63%
Industrial	3.70%
Mortgage-Backed Securities	7.79%
Municipal	0.07%
Technology	1.94%
U.S. Government	31.40%
Utilities	3.99%
Repurchase Agreements	1.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8801-R3

07/24

Class C

LIFCX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$71	1.40%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$858,128,583
# of Portfolio Holdings	575
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,461,444

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.17%
Basic Materials	1.98%
Communications	1.25%
Consumer Cyclical	4.99%
Consumer Non-Cyclical	7.14%
Energy	9.38%
Financial	34.51%
Foreign Government	0.02%
Industrial	2.31%
Mortgage-Backed Securities	5.92%
Technology	0.64%
U.S. Government	0.17%
Utilities	6.59%
Repurchase Agreements	2.93%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3330-C

07/24

Class I

ISFYX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.25%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$801,800,070
# of Portfolio Holdings	20
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$406,479

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	5.35%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	33.30%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	6.84%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.31%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.99%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	9.21%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.17%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.25%
Lord Abbett Investment Trust-Income Fund - Class I	10.79%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.02%
Lord Abbett Securities Trust-International Value Fund - Class I	3.96%
Lord Abbett Private Credit Fund 1, LP	0.30%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.89%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.48%
Repurchase Agreements	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1444-I

07/24

Class R3

LDLRX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$45	0.88%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$42,214,016,048
# of Portfolio Holdings	1,109
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$54,167,517

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.54%
Basic Materials	2.22%
Communications	1.93%
Consumer Cyclical	7.08%
Consumer Non-Cyclical	6.65%
Energy	8.29%
Financial	28.80%
Foreign Government	0.12%
Industrial	3.14%
Mortgage-Backed Securities	7.99%
Technology	1.23%
U.S. Government	3.57%
Utilities	5.60%
Repurchase Agreements	0.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2055-R3

07/24

Class F3

LIFOX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$25	0.49%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$858,128,583
# of Portfolio Holdings	575
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,461,444

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.17%
Basic Materials	1.98%
Communications	1.25%
Consumer Cyclical	4.99%
Consumer Non-Cyclical	7.14%
Energy	9.38%
Financial	34.51%
Foreign Government	0.02%
Industrial	2.31%
Mortgage-Backed Securities	5.92%
Technology	0.64%
U.S. Government	0.17%
Utilities	6.59%
Repurchase Agreements	2.93%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8974-F3

07/24

Class R5

LIXTX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$10	0.19%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$801,800,070
# of Portfolio Holdings	20
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$406,479

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	5.35%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	33.30%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	6.84%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.31%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.99%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	9.21%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.17%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.25%
Lord Abbett Investment Trust-Income Fund - Class I	10.79%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.02%
Lord Abbett Securities Trust-International Value Fund - Class I	3.96%
Lord Abbett Private Credit Fund 1, LP	0.30%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.89%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.48%
Repurchase Agreements	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8743-R5

07/24

Class C

LCRCX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$59	1.16%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,831,551,254
# of Portfolio Holdings	442
Portfolio Turnover Rate	231%
Total Advisory Fees Paid	$3,974,083

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.01%
Basic Materials	0.65%
Communications	1.57%
Consumer Cyclical	2.00%
Consumer Non-Cyclical	3.34%
Energy	2.86%
Financial	14.13%
Foreign Government	3.72%
Industrial	1.58%
Mortgage-Backed Securities	6.86%
Municipal	0.08%
Technology	0.78%
U.S. Government	43.25%
Utilities	4.54%
Repurchase Agreements	0.63%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-684-C

07/24

Class R5

LDLTX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$19	0.38%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$42,214,016,048
# of Portfolio Holdings	1,109
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$54,167,517

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.54%
Basic Materials	2.22%
Communications	1.93%
Consumer Cyclical	7.08%
Consumer Non-Cyclical	6.65%
Energy	8.29%
Financial	28.80%
Foreign Government	0.12%
Industrial	3.14%
Mortgage-Backed Securities	7.99%
Technology	1.23%
U.S. Government	3.57%
Utilities	5.60%
Repurchase Agreements	0.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8739-R5

07/24

Class F

LIFFX

Lord Abbett Inflation Focused Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$35	0.69%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$858,128,583
# of Portfolio Holdings	575
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,461,444

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.17%
Basic Materials	1.98%
Communications	1.25%
Consumer Cyclical	4.99%
Consumer Non-Cyclical	7.14%
Energy	9.38%
Financial	34.51%
Foreign Government	0.02%
Industrial	2.31%
Mortgage-Backed Securities	5.92%
Technology	0.64%
U.S. Government	0.17%
Utilities	6.59%
Repurchase Agreements	2.93%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3331-F

07/24

Class F3

ISFOX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$9	0.18%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$801,800,070
# of Portfolio Holdings	20
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$406,479

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	5.35%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	33.30%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	6.84%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.31%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.99%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	9.21%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.17%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.25%
Lord Abbett Investment Trust-Income Fund - Class I	10.79%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.02%
Lord Abbett Securities Trust-International Value Fund - Class I	3.96%
Lord Abbett Private Credit Fund 1, LP	0.30%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.89%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.48%
Repurchase Agreements	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8980-F3

07/24

Class A

LCRAX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.55%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,831,551,254
# of Portfolio Holdings	442
Portfolio Turnover Rate	231%
Total Advisory Fees Paid	$3,974,083

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.01%
Basic Materials	0.65%
Communications	1.57%
Consumer Cyclical	2.00%
Consumer Non-Cyclical	3.34%
Energy	2.86%
Financial	14.13%
Foreign Government	3.72%
Industrial	1.58%
Mortgage-Backed Securities	6.86%
Municipal	0.08%
Technology	0.78%
U.S. Government	43.25%
Utilities	4.54%
Repurchase Agreements	0.63%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-273-A

07/24

Class R6

LDLVX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$16	0.31%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$42,214,016,048
# of Portfolio Holdings	1,109
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$54,167,517

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.54%
Basic Materials	2.22%
Communications	1.93%
Consumer Cyclical	7.08%
Consumer Non-Cyclical	6.65%
Energy	8.29%
Financial	28.80%
Foreign Government	0.12%
Industrial	3.14%
Mortgage-Backed Securities	7.99%
Technology	1.23%
U.S. Government	3.57%
Utilities	5.60%
Repurchase Agreements	0.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8771-R6

07/24

Class C

LHYCX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$79	1.54%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,632,207,774
# of Portfolio Holdings	720
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,231,193

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	9.02%
Communications	9.31%
Consumer Cyclical	17.41%
Consumer Non-Cyclical	11.71%
Diversified	0.41%
Energy	15.41%
Financial	9.91%
Foreign Government	0.16%
Industrial	14.88%
Technology	5.03%
Utilities	2.96%
Repurchase Agreements	0.90%
Money Market FundFootnote Reference(a)	2.60%
Time DepositsFootnote Reference(a)	0.29%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-681-C

07/24

Class F

LCRFX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$23	0.45%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,831,551,254
# of Portfolio Holdings	442
Portfolio Turnover Rate	231%
Total Advisory Fees Paid	$3,974,083

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.01%
Basic Materials	0.65%
Communications	1.57%
Consumer Cyclical	2.00%
Consumer Non-Cyclical	3.34%
Energy	2.86%
Financial	14.13%
Foreign Government	3.72%
Industrial	1.58%
Mortgage-Backed Securities	6.86%
Municipal	0.08%
Technology	0.78%
U.S. Government	43.25%
Utilities	4.54%
Repurchase Agreements	0.63%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1009-F

07/24

Class R6

LIXVX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$9	0.18%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$801,800,070
# of Portfolio Holdings	20
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$406,479

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	5.35%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	33.30%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	6.84%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.31%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.99%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	9.21%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.17%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.25%
Lord Abbett Investment Trust-Income Fund - Class I	10.79%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.02%
Lord Abbett Securities Trust-International Value Fund - Class I	3.96%
Lord Abbett Private Credit Fund 1, LP	0.30%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.89%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.48%
Repurchase Agreements	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8775-R6

07/24

Class I

LLDYX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.38%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$42,214,016,048
# of Portfolio Holdings	1,109
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$54,167,517

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.54%
Basic Materials	2.22%
Communications	1.93%
Consumer Cyclical	7.08%
Consumer Non-Cyclical	6.65%
Energy	8.29%
Financial	28.80%
Foreign Government	0.12%
Industrial	3.14%
Mortgage-Backed Securities	7.99%
Technology	1.23%
U.S. Government	3.57%
Utilities	5.60%
Repurchase Agreements	0.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1425-I

07/24

Class F

LHYFX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$43	0.83%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,632,207,774
# of Portfolio Holdings	720
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,231,193

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	9.02%
Communications	9.31%
Consumer Cyclical	17.41%
Consumer Non-Cyclical	11.71%
Diversified	0.41%
Energy	15.41%
Financial	9.91%
Foreign Government	0.16%
Industrial	14.88%
Technology	5.03%
Utilities	2.96%
Repurchase Agreements	0.90%
Money Market FundFootnote Reference(a)	2.60%
Time DepositsFootnote Reference(a)	0.29%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1010-F

07/24

Class A

ISFAX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.50%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$801,800,070
# of Portfolio Holdings	20
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$406,479

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	5.35%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	33.30%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	6.84%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.31%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.99%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	9.21%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.17%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.25%
Lord Abbett Investment Trust-Income Fund - Class I	10.79%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.02%
Lord Abbett Securities Trust-International Value Fund - Class I	3.96%
Lord Abbett Private Credit Fund 1, LP	0.30%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.89%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.48%
Repurchase Agreements	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1440-A

07/24

Class F3

LCROX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$15	0.29%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,831,551,254
# of Portfolio Holdings	442
Portfolio Turnover Rate	231%
Total Advisory Fees Paid	$3,974,083

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.01%
Basic Materials	0.65%
Communications	1.57%
Consumer Cyclical	2.00%
Consumer Non-Cyclical	3.34%
Energy	2.86%
Financial	14.13%
Foreign Government	3.72%
Industrial	1.58%
Mortgage-Backed Securities	6.86%
Municipal	0.08%
Technology	0.78%
U.S. Government	43.25%
Utilities	4.54%
Repurchase Agreements	0.63%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8965-F3

07/24

Class F3

LOLDX

Lord Abbett Short Duration Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$16	0.31%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$42,214,016,048
# of Portfolio Holdings	1,109
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$54,167,517

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.54%
Basic Materials	2.22%
Communications	1.93%
Consumer Cyclical	7.08%
Consumer Non-Cyclical	6.65%
Energy	8.29%
Financial	28.80%
Foreign Government	0.12%
Industrial	3.14%
Mortgage-Backed Securities	7.99%
Technology	1.23%
U.S. Government	3.57%
Utilities	5.60%
Repurchase Agreements	0.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8981-F3

07/24

Class A

LHYAX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.93%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,632,207,774
# of Portfolio Holdings	720
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,231,193

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	9.02%
Communications	9.31%
Consumer Cyclical	17.41%
Consumer Non-Cyclical	11.71%
Diversified	0.41%
Energy	15.41%
Financial	9.91%
Foreign Government	0.16%
Industrial	14.88%
Technology	5.03%
Utilities	2.96%
Repurchase Agreements	0.90%
Money Market FundFootnote Reference(a)	2.60%
Time DepositsFootnote Reference(a)	0.29%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-266-A

07/24

Class F

LIGFX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$18	0.35%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$801,800,070
# of Portfolio Holdings	20
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$406,479

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	5.35%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	33.30%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	6.84%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.31%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.99%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	9.21%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.17%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.25%
Lord Abbett Investment Trust-Income Fund - Class I	10.79%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.02%
Lord Abbett Securities Trust-International Value Fund - Class I	3.96%
Lord Abbett Private Credit Fund 1, LP	0.30%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.89%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.48%
Repurchase Agreements	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1015-F

07/24

Class R4

LHYSX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$50	0.98%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,632,207,774
# of Portfolio Holdings	720
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,231,193

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	9.02%
Communications	9.31%
Consumer Cyclical	17.41%
Consumer Non-Cyclical	11.71%
Diversified	0.41%
Energy	15.41%
Financial	9.91%
Foreign Government	0.16%
Industrial	14.88%
Technology	5.03%
Utilities	2.96%
Repurchase Agreements	0.90%
Money Market FundFootnote Reference(a)	2.60%
Time DepositsFootnote Reference(a)	0.29%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8706-R4

07/24

Class A

LDCAX

Lord Abbett Short Duration Core Bond Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.60%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$480,312,443
# of Portfolio Holdings	561
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$420,923

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.23%
Basic Materials	1.90%
Communications	1.56%
Consumer Cyclical	6.70%
Consumer Non-Cyclical	6.01%
Energy	6.34%
Financial	33.60%
Industrial	4.88%
Mortgage-Backed Securities	2.17%
Technology	2.24%
U.S. Government	2.82%
Utilities	8.15%
Repurchase Agreements	1.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8874-A

07/24

Class I

LCRYX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.31%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,831,551,254
# of Portfolio Holdings	442
Portfolio Turnover Rate	231%
Total Advisory Fees Paid	$3,974,083

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.01%
Basic Materials	0.65%
Communications	1.57%
Consumer Cyclical	2.00%
Consumer Non-Cyclical	3.34%
Energy	2.86%
Financial	14.13%
Foreign Government	3.72%
Industrial	1.58%
Mortgage-Backed Securities	6.86%
Municipal	0.08%
Technology	0.78%
U.S. Government	43.25%
Utilities	4.54%
Repurchase Agreements	0.63%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-689-I

07/24

Class R4

LIXSX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$26	0.50%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$801,800,070
# of Portfolio Holdings	20
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$406,479

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	5.35%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	33.30%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	6.84%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.31%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.99%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	9.21%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.17%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.25%
Lord Abbett Investment Trust-Income Fund - Class I	10.79%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.02%
Lord Abbett Securities Trust-International Value Fund - Class I	3.96%
Lord Abbett Private Credit Fund 1, LP	0.30%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.89%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.48%
Repurchase Agreements	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8711-R4

07/24

Class C

LDCCX

Lord Abbett Short Duration Core Bond Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$63	1.24%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$480,312,443
# of Portfolio Holdings	561
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$420,923

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.23%
Basic Materials	1.90%
Communications	1.56%
Consumer Cyclical	6.70%
Consumer Non-Cyclical	6.01%
Energy	6.34%
Financial	33.60%
Industrial	4.88%
Mortgage-Backed Securities	2.17%
Technology	2.24%
U.S. Government	2.82%
Utilities	8.15%
Repurchase Agreements	1.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8875-C

07/24

Class R3

LCRRX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$43	0.85%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,831,551,254
# of Portfolio Holdings	442
Portfolio Turnover Rate	231%
Total Advisory Fees Paid	$3,974,083

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.01%
Basic Materials	0.65%
Communications	1.57%
Consumer Cyclical	2.00%
Consumer Non-Cyclical	3.34%
Energy	2.86%
Financial	14.13%
Foreign Government	3.72%
Industrial	1.58%
Mortgage-Backed Securities	6.86%
Municipal	0.08%
Technology	0.78%
U.S. Government	43.25%
Utilities	4.54%
Repurchase Agreements	0.63%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2053-R3

07/24

Class R5

LHYTX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$38	0.73%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,632,207,774
# of Portfolio Holdings	720
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,231,193

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	9.02%
Communications	9.31%
Consumer Cyclical	17.41%
Consumer Non-Cyclical	11.71%
Diversified	0.41%
Energy	15.41%
Financial	9.91%
Foreign Government	0.16%
Industrial	14.88%
Technology	5.03%
Utilities	2.96%
Repurchase Agreements	0.90%
Money Market FundFootnote Reference(a)	2.60%
Time DepositsFootnote Reference(a)	0.29%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8738-R5

07/24

Class R3

LIXRX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$39	0.75%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$801,800,070
# of Portfolio Holdings	20
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$406,479

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	5.35%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	33.30%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	6.84%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.31%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.99%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	9.21%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.17%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.25%
Lord Abbett Investment Trust-Income Fund - Class I	10.79%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.02%
Lord Abbett Securities Trust-International Value Fund - Class I	3.96%
Lord Abbett Private Credit Fund 1, LP	0.30%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.89%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.48%
Repurchase Agreements	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2059-R3

07/24

Class R4

LCRSX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$30	0.60%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,831,551,254
# of Portfolio Holdings	442
Portfolio Turnover Rate	231%
Total Advisory Fees Paid	$3,974,083

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.01%
Basic Materials	0.65%
Communications	1.57%
Consumer Cyclical	2.00%
Consumer Non-Cyclical	3.34%
Energy	2.86%
Financial	14.13%
Foreign Government	3.72%
Industrial	1.58%
Mortgage-Backed Securities	6.86%
Municipal	0.08%
Technology	0.78%
U.S. Government	43.25%
Utilities	4.54%
Repurchase Agreements	0.63%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8705-R4

07/24

Class F

LDCFX

Lord Abbett Short Duration Core Bond Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$25	0.50%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$480,312,443
# of Portfolio Holdings	561
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$420,923

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.23%
Basic Materials	1.90%
Communications	1.56%
Consumer Cyclical	6.70%
Consumer Non-Cyclical	6.01%
Energy	6.34%
Financial	33.60%
Industrial	4.88%
Mortgage-Backed Securities	2.17%
Technology	2.24%
U.S. Government	2.82%
Utilities	8.15%
Repurchase Agreements	1.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8876-F

07/24

Class F3

LHYOX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$31	0.61%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,632,207,774
# of Portfolio Holdings	720
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,231,193

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	9.02%
Communications	9.31%
Consumer Cyclical	17.41%
Consumer Non-Cyclical	11.71%
Diversified	0.41%
Energy	15.41%
Financial	9.91%
Foreign Government	0.16%
Industrial	14.88%
Technology	5.03%
Utilities	2.96%
Repurchase Agreements	0.90%
Money Market FundFootnote Reference(a)	2.60%
Time DepositsFootnote Reference(a)	0.29%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8972-F3

07/24

Class C

ISFCX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$65	1.25%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$801,800,070
# of Portfolio Holdings	20
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$406,479

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	5.35%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	33.30%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	6.84%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.31%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.99%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	9.21%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.17%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.25%
Lord Abbett Investment Trust-Income Fund - Class I	10.79%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.02%
Lord Abbett Securities Trust-International Value Fund - Class I	3.96%
Lord Abbett Private Credit Fund 1, LP	0.30%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.89%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.48%
Repurchase Agreements	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1442-C

07/24

Class F3

LSCOX

Lord Abbett Short Duration Core Bond Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$15	0.30%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$480,312,443
# of Portfolio Holdings	561
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$420,923

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.23%
Basic Materials	1.90%
Communications	1.56%
Consumer Cyclical	6.70%
Consumer Non-Cyclical	6.01%
Energy	6.34%
Financial	33.60%
Industrial	4.88%
Mortgage-Backed Securities	2.17%
Technology	2.24%
U.S. Government	2.82%
Utilities	8.15%
Repurchase Agreements	1.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8879-F3

07/24

Class R6

LCRVX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$15	0.29%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,831,551,254
# of Portfolio Holdings	442
Portfolio Turnover Rate	231%
Total Advisory Fees Paid	$3,974,083

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.01%
Basic Materials	0.65%
Communications	1.57%
Consumer Cyclical	2.00%
Consumer Non-Cyclical	3.34%
Energy	2.86%
Financial	14.13%
Foreign Government	3.72%
Industrial	1.58%
Mortgage-Backed Securities	6.86%
Municipal	0.08%
Technology	0.78%
U.S. Government	43.25%
Utilities	4.54%
Repurchase Agreements	0.63%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8769-R6

07/24

Class I

LAHYX

Lord Abbett High Yield Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.73%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,632,207,774
# of Portfolio Holdings	720
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,231,193

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	9.02%
Communications	9.31%
Consumer Cyclical	17.41%
Consumer Non-Cyclical	11.71%
Diversified	0.41%
Energy	15.41%
Financial	9.91%
Foreign Government	0.16%
Industrial	14.88%
Technology	5.03%
Utilities	2.96%
Repurchase Agreements	0.90%
Money Market FundFootnote Reference(a)	2.60%
Time DepositsFootnote Reference(a)	0.29%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-694-I

07/24

Class R2

LIGQX

Lord Abbett Multi-Asset Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$44	0.85%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$801,800,070
# of Portfolio Holdings	20
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$406,479

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc.	5.35%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	33.30%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	6.84%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.31%
Lord Abbett Investment Trust-Floating Rate Fund - Class I	1.99%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	9.21%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	5.17%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.25%
Lord Abbett Investment Trust-Income Fund - Class I	10.79%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.02%
Lord Abbett Securities Trust-International Value Fund - Class I	3.96%
Lord Abbett Private Credit Fund 1, LP	0.30%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.89%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	1.48%
Repurchase Agreements	0.14%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1085-R2

07/24

Class R5

LCRTX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$18	0.35%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,831,551,254
# of Portfolio Holdings	442
Portfolio Turnover Rate	231%
Total Advisory Fees Paid	$3,974,083

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.01%
Basic Materials	0.65%
Communications	1.57%
Consumer Cyclical	2.00%
Consumer Non-Cyclical	3.34%
Energy	2.86%
Financial	14.13%
Foreign Government	3.72%
Industrial	1.58%
Mortgage-Backed Securities	6.86%
Municipal	0.08%
Technology	0.78%
U.S. Government	43.25%
Utilities	4.54%
Repurchase Agreements	0.63%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8737-R5

07/24

Class R2

LCRQX

Lord Abbett Core Fixed Income Fund

Semi-Annual Shareholder Report

May 31, 2024

www.lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$48	0.94%

Key Fund Statistics

 (as of May 31, 2024)

Total Net Assets	$3,831,551,254
# of Portfolio Holdings	442
Portfolio Turnover Rate	231%
Total Advisory Fees Paid	$3,974,083

What did the Fund invest in?

(as of May 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.01%
Basic Materials	0.65%
Communications	1.57%
Consumer Cyclical	2.00%
Consumer Non-Cyclical	3.34%
Energy	2.86%
Financial	14.13%
Foreign Government	3.72%
Industrial	1.58%
Mortgage-Backed Securities	6.86%
Municipal	0.08%
Technology	0.78%
U.S. Government	43.25%
Utilities	4.54%
Repurchase Agreements	0.63%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1079-R2

07/24

Item 1(b):	Not applicable.

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Convertible Fund	Inflation Focused Fund
Core Fixed Income Fund	Short Duration Core Bond Fund
Core Plus Bond Fund	Short Duration Income Fund
Floating Rate Fund	Total Return Fund
High Yield Fund	Ultra Short Bond Fund
Income Fund

For the six-month period ended May 31, 2024

Table of Contents

Schedules of Investments (Item 7):

1	Convertible Fund

7	Core Fixed Income Fund

28	Core Plus Bond Fund

59	Floating Rate Fund

92	High Yield Fund

126	Income Fund

151	Inflation Focused Fund

181	Short Duration Core Bond Fund

209	Short Duration Income Fund

262	Total Return Fund

288	Ultra Short Bond Fund

310	Statements of Assets and Liabilities (Item 7)

320	Statements of Operations (Item 7)

326	Statements of Changes in Net Assets (Item 7)

334	Financial Highlights (Item 7)

380	Notes to Financial Statements (Item 7)

430	Changes in and Disagreements with Accountants (Item 8)

430	Proxy Disclosures (Item 9)

430	Remuneration Paid to Trustees, Officers, and Others (Item 10)

430	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

CONVERTIBLE FUND May 31, 2024

Investments			Shares			Fair Value
LONG-TERM INVESTMENTS 98.03%

COMMON STOCKS 0.00%

Pharmaceuticals 0.00%
Canopy Growth Corp. (Canada)*(a) (cost $3)				–	(b)	$2

	Interest Rate	Maturity Date	Principal Amount†

CONVERTIBLE BONDS 90.06%

Aerospace/Defense 1.60%
Rheinmetall AG	2.25%	2/7/2030	EUR	1,500,000		2,911,558
Safran SA	Zero Coupon	4/1/2028	EUR	2,677,100		6,527,957
Total						9,439,515

Biotechnology 4.24%
BioMarin Pharmaceutical, Inc.	0.599%	8/1/2024		$20,734,000		20,557,761
Insmed, Inc.	0.75%	6/1/2028		2,522,000		4,494,204
Total						25,051,965

Commercial Services 4.39%
Euronet Worldwide, Inc.	0.75%	3/15/2049		22,695,000		22,093,582
Stride, Inc.	1.125%	9/1/2027		2,725,000		3,824,538
Total						25,918,120

Computers 6.06%
CyberArk Software Ltd. (Israel)(a)	Zero Coupon	11/15/2024		3,748,000		5,522,678
Seagate HDD Cayman (Cayman Islands)†(a)	3.50%	6/1/2028		8,969,000		11,341,301
Super Micro Computer, Inc.†	Zero Coupon	3/1/2029		6,548,000		6,400,670
Western Digital Corp.†	3.00%	11/15/2028		7,906,000		12,527,057
Total						35,791,706

Diversified Financial Services 1.30%
Coinbase Global, Inc.	0.50%	6/1/2026		7,435,000		7,680,355

Electric 3.98%
CenterPoint Energy, Inc.†	4.25%	8/15/2026		7,085,000		7,102,712
Duke Energy Corp.	4.125%	4/15/2026		7,065,000		7,135,650
NRG Energy, Inc.	2.75%	6/1/2048		2,690,000		5,363,078
PPL Capital Funding, Inc.	2.875%	3/15/2028		3,950,000		3,866,063
Total						23,467,503

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Electronics 1.85%
Advanced Energy Industries, Inc.†	2.50%	9/15/2028	$4,643,000	$4,790,531
Itron, Inc.	Zero Coupon	3/15/2026	5,700,000	6,113,250
Total				10,903,781

Energy-Alternate Sources 1.44%
Enphase Energy, Inc.	Zero Coupon	3/1/2028	9,810,000	8,520,966

Engineering & Construction 0.88%
Granite Construction, Inc.	3.75%	5/15/2028	3,570,000	5,215,770

Entertainment 0.59%
DraftKings Holdings, Inc.	Zero Coupon	3/15/2028	4,320,000	3,494,880

Environmental Control 1.30%
Tetra Tech, Inc.†	2.25%	8/15/2028	6,460,000	7,674,157

Health Care-Products 6.48%
Glaukos Corp.	2.75%	6/15/2027	3,004,000	6,344,448
Natera, Inc.	2.25%	5/1/2027	2,600,000	7,329,941
NuVasive, Inc.	0.375%	3/15/2025	23,855,000	22,811,344
TransMedics Group, Inc.†	1.50%	6/1/2028	1,100,000	1,769,174
Total				38,254,907

Home Builders 1.31%
Meritage Homes Corp.†	1.75%	5/15/2028	7,500,000	7,706,250

Internet 21.91%
Booking Holdings, Inc.	0.75%	5/1/2025	2,065,000	4,144,588
Lyft, Inc.†	0.625%	3/1/2029	8,330,000	8,588,230
MakeMyTrip Ltd. (India)(a)	Zero Coupon	2/15/2028	1,440,000	2,899,440
Match Group Financeco 2, Inc.†	0.875%	6/15/2026	23,300,000	21,135,430
Okta, Inc.	0.125%	9/1/2025	27,470,000	25,931,680
Palo Alto Networks, Inc.	0.375%	6/1/2025	1,972,000	5,852,896
Shopify, Inc. (Canada)(a)	0.125%	11/1/2025	21,528,000	20,042,568
Spotify USA, Inc.	Zero Coupon	3/15/2026	6,495,000	6,102,098
Uber Technologies, Inc.	Zero Coupon	12/15/2025	16,106,000	16,511,792
Wayfair, Inc.	1.00%	8/15/2026	4,275,000	3,905,854
Wayfair, Inc.	3.25%	9/15/2027	4,050,000	4,917,105
Wix.com Ltd. (Israel)(a)	Zero Coupon	8/15/2025	10,000,000	9,310,000
Total				129,341,681

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†		Fair Value
Leisure Time 2.98%
Carnival Corp.	5.75%	12/1/2027		$2,200,000	$3,112,465
Royal Caribbean Cruises Ltd.	6.00%	8/15/2025		4,815,000	14,468,473
Total					17,580,938

Lodging 1.06%
H World Group Ltd. (China)(a)	3.00%	5/1/2026		2,500,000	2,852,500
Wynn Macau Ltd. (Macau)†(a)	4.50%	3/7/2029		3,175,000	3,412,728
Total					6,265,228

Metal Fabricate-Hardware 0.77%
Prysmian SpA	Zero Coupon	2/2/2026	EUR	2,800,000	4,543,932

Miscellaneous Manufacturing 0.74%
Axon Enterprise, Inc.	0.50%	12/15/2027		$3,250,000	4,343,625

Oil & Gas 0.94%
Pioneer Natural Resources Co.	0.25%	5/15/2025		1,860,000	5,566,349

Pharmaceuticals 2.07%
Dexcom, Inc.	0.375%	5/15/2028		12,358,000	12,222,062

REITS 3.24%
COPT Defense Properties LP†	5.25%	9/15/2028		14,007,000	14,602,298
HAT Holdings I LLC/HAT Holdings II LLC†	Zero Coupon	5/1/2025		4,303,000	4,534,286
Total					19,136,584

Retail 2.71%
ANLLIAN Capital Ltd.	Zero Coupon	2/5/2025	EUR	7,800,000	8,632,653
Freshpet, Inc.	3.00%	4/1/2028		$3,685,000	7,387,504
Total					16,020,157

Semiconductors 3.53%
Microchip Technology, Inc.†	0.75%	6/1/2030		10,000,000	10,241,438
MKS Instruments, Inc.†	1.25%	6/1/2030		4,000,000	4,116,000
ON Semiconductor Corp.	0.50%	3/1/2029		4,221,000	4,168,133
Semtech Corp.	1.625%	11/1/2027		1,900,000	2,338,900
Total					20,864,471

Software 14.19%
Bill Holdings, Inc.	Zero Coupon	4/1/2027		24,670,000	21,018,813
Datadog, Inc.	0.125%	6/15/2025		5,154,000	6,640,929
Five9, Inc.	0.50%	6/1/2025		7,894,000	7,483,512
Guidewire Software, Inc.	1.25%	3/15/2025		5,575,000	6,199,400

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Software (continued)
HubSpot, Inc.	0.375%	6/1/2025	$2,505,000	$5,425,830
MicroStrategy, Inc.†	0.625%	3/15/2030	8,640,000	10,514,448
MicroStrategy, Inc.	0.75%	12/15/2025	265,000	1,020,515
MongoDB, Inc.	0.25%	1/15/2026	993,000	1,256,393
RingCentral, Inc.	Zero Coupon	3/15/2026	22,900,000	20,861,900
Vertex, Inc.†	0.75%	5/1/2029	3,000,000	3,373,500
Total				83,795,240

Transportation 0.50%
ZTO Express Cayman, Inc. (China)(a)	1.50%	9/1/2027	2,925,000	2,919,561
Total Convertible Bonds (cost $490,166,249)				531,719,703

	Dividend Rate		Shares

CONVERTIBLE PREFERRED STOCKS 7.97%

Commercial Banks 3.62%
Bank of America Corp.	7.25%		17,954	21,407,452

Electric: Utilities 2.03%
NextEra Energy, Inc.(c)	6.926%		263,755	11,975,796

Financial Services 1.77%
Apollo Global Management, Inc.	6.75%		160,125	10,427,340

Machinery 0.55%
Chart Industries, Inc.	6.75%		51,471	3,280,761
Total Convertible Preferred Stocks (cost $45,084,322)				47,091,349
Total Long-Term Investments (cost $535,250,574)				578,811,054

OPTIONS PURCHASED 0.37% (cost $3,821,319)				2,157,236

			Principal Amount†

SHORT-TERM INVESTMENTS 2.96%

REPURCHASE AGREEMENTS 1.54%
Repurchase Agreement dated 5/31/2024, 2.800% due 6/3/2024 with Fixed Income Clearing Corp. collateralized by $10,054,400 of U.S. Treasury Note at 0.750% due 5/31/2026; value: $9,262,312; proceeds: $9,082,643 (cost $9,080,524)			$9,080,524	9,080,524

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2024

	Shares	Fair Value
MONEY MARKET FUNDS 1.28%
Fidelity Government Portfolio(d) (cost $7,555,850)	7,555,850	$7,555,850

TIME DEPOSITS 0.14%
CitiBank N.A.(d) (cost $839,539)	839,539	839,539
Total Short-Term Investments (cost $17,475,913)		17,475,913
Total Investments in Securities 101.36% (cost $556,547,806)		598,444,203
Other Assets and Liabilities – Net(e) (1.36)%		(8,010,332)
Net Assets 100.00%		$590,433,871

EUR	Euro.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
†	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2024, the total value of Rule 144A securities was $139,830,210, which represents 23.68% of net assets.
(a)	Foreign security traded in U.S. dollars.
(b)	Amount represents less than 1 share.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, options purchased and written options as follows:

OTC Options Purchased at May 31, 2024:

		Number of	Expiration	Exercise	Notional
Description	Counterparty	Contracts	Date	Price	Amount	Value
Draft King Inc. Call	UBS AG	314,000	8/16/2024	$55.00	$314,000	$25,181
Sarepta Therapeutics, Inc. Call	UBS AG	93,300	7/19/2024	140.00	93,300	1,428,081
Spotify Call	UBS AG	26,500	9/20/2024	340.00	26,500	346,165
Wix.com Ltd. Call	Goldman Sachs	75,000	10/18/2024	200.00	75,000	357,809
Total OTC Options Purchased						$2,157,236

OTC Written Options at May 31, 2024:

		Exercise	Expiration	Number of	Notional	Fair	Premiums	Unrealized
Description	Counterparty	Price	Date	Contracts	Amount	Value	(Received)	Appreciation
Sarepta Therapeutics, Inc. Call	UBS AG	$190.00	7/19/2024	87,700	$(87,700)	$(151,544)	$(387,563)	$236,019

Forward Foreign Currency Exchange Contracts at May 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	Morgan Stanley	8/20/2024	20,028,000	$21,864,960	$21,807,446	$57,514

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND May 31, 2024

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$–	$2	$–	$2
Convertible Bonds	–	531,719,703	–	531,719,703
Convertible Preferred Stocks	–	47,091,349	–	47,091,349
Options Purchased	–	2,157,236	–	2,157,236
Short-Term Investments
Repurchase Agreements	–	9,080,524	–	9,080,524
Money Market Funds	7,555,850	–	–	7,555,850
Time Deposits	–	839,539	–	839,539
Total	$7,555,850	$590,888,353	$–	$598,444,203
Other Financial Instruments
OTC Option Written
Assets	$–	$–	$–	$–
Liabilities	–	(151,544)	–	(151,544)
Forward Foreign Currency Exchange Contracts
Assets	–	57,514	–	57,514
Liabilities	–	–	–	–
Total	$–	$(94,030)	$–	$(94,030)

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 116.86%

ASSET-BACKED SECURITIES 17.53%

Automobiles 5.55%
Ally Auto Receivables Trust Series 2023-1 Class A3	5.46%	5/15/2028	$7,970,000	$7,982,495
Bank of America Auto Trust Series 2023-1A Class A3†	5.53%	2/15/2028	9,845,000	9,863,005
BMW Vehicle Lease Trust Series 2023-2 Class A3	5.99%	9/25/2026	14,790,000	14,869,629
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	7,250,000	7,232,762
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%	5/25/2029	16,070,000	16,012,972
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%	1/18/2028	10,960,000	11,001,166
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	17,924,000	18,034,143
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	9,945,000	9,968,168
Exeter Automobile Receivables Trust Series 2023-3A Class A2	6.11%	9/15/2025	1,405,555	1,405,763
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%	4/16/2029	7,080,000	7,151,977
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	8,659,332	8,610,529
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%	8/16/2027	6,510,000	6,460,599
Ford Credit Auto Owner Trust Series 2018-1 Class A†	3.19%	7/15/2031	15,365,000	15,131,627
GLS Auto Receivables Issuer Trust Series 2023-1A Class A2†	5.98%	8/17/2026	1,870,730	1,870,985
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%	5/20/2027	7,300,000	7,291,255
NextGear Floorplan Master Owner Trust Series 2022-1A Class A2†	2.80%	3/15/2027	8,473,000	8,286,008
Santander Consumer Auto Receivables Trust Series 2020-BA Class F†	7.03%	8/15/2028	5,049,000	5,049,955
Santander Drive Auto Receivables Trust Series 2022-5 Class B	4.43%	3/15/2027	7,854,000	7,802,415
Santander Drive Auto Receivables Trust Series 2022-6 Class B	4.72%	6/15/2027	13,900,000	13,796,573
Santander Drive Auto Receivables Trust Series 2024-1 Class A3	5.25%	4/17/2028	12,735,000	12,705,953
Santander Drive Auto Receivables Trust Series 2024-2 Class D	6.28%	8/15/2031	9,905,000	10,021,810

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust Series 2020-3A Class E†	3.34%		6/15/2026	$3,980,000	$3,950,567
Westlake Automobile Receivables Trust Series 2023-1A Class A3†	5.21%		1/18/2028	8,310,000	8,280,535
Total					212,780,891

Credit Card 2.99%
American Express Credit Account Master Trust Series 2024-2 Class A	5.24%		4/15/2031	10,470,000	10,609,858
Capital One Multi-Asset Execution Trust Series 2005-B3 Class B3	6.14% (3 mo. USD Term SOFR + 0.81%	)#	5/15/2028	7,818,000	7,811,513
Capital One Multi-Asset Execution Trust Series 2022-A1 Class A1	2.80%		3/15/2027	38,640,000	37,833,788
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A	3.49%		5/15/2027	29,855,000	29,306,964
Continental Finance Credit Card ABS Master Trust Series 2020-1A Class A†	2.24%		12/15/2028	2,952,578	2,930,607
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	14,980,000	15,027,112
World Financial Network Credit Card Master Trust Series 2023-A Class A	5.02%		3/15/2030	11,265,000	11,187,674
Total					114,707,516

Other 8.74%
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A†	6.835% (1 mo. USD Term SOFR + 1.51%	)#	1/15/2037	6,467,519	6,444,007
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	9,415,000	9,449,254
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	4,490,000	4,548,920
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	2,885,000	2,872,310
Apidos CLO XII Series 2013-12A Class BR†	6.99% (3 mo. USD Term SOFR + 1.66%	)#	4/15/2031	4,490,000	4,499,708
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2 Class A†	6.531% (1 mo. USD Term SOFR + 1.21%	)#	5/15/2036	5,797,921	5,787,920
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	6.781% (1 mo. USD Term SOFR + 1.46%	)#	11/15/2036	6,181,500	6,161,218

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Avant Loans Funding Trust Series 2022-REV1 Class A†	6.54%		9/15/2031	$6,081,777	$6,077,673
Bain Capital Credit CLO Ltd. Series 2019-2A Class AR†	6.679% (3 mo. USD Term SOFR + 1.36%	)#	10/17/2032	4,800,000	4,810,125
Bain Capital Credit CLO Ltd. Series 2023-4A Class C†	8.225% (3 mo. USD Term SOFR + 2.90%	)#	10/21/2036	4,090,000	4,156,566
Ballyrock CLO 22 Ltd. Series 2024-22A Class A1A†	6.863% (3 mo. USD Term SOFR + 1.54%	)#	4/15/2037	12,450,000	12,457,361
Barings CLO Ltd. Series 2019-3A Class A1R†	6.656% (3 mo. USD Term SOFR + 1.33%	)#	4/20/2031	2,220,000	2,224,511
Barings CLO Ltd. Series 2020-4A Class B†	7.136% (3 mo. USD Term SOFR + 1.81%	)#	1/20/2032	4,560,000	4,566,158
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA Class A1R†(a)	5.73% (3 mo. USD Term SOFR + 1.53%	)#	7/20/2037	16,490,000	16,490,000
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A Class B†	7.612% (3 mo. USD Term SOFR + 2.30%	)#	1/25/2036	6,370,000	6,489,332
BlueMountain CLO XXXI Ltd. Series 2021-31A Class A1†	6.738% (3 mo. USD Term SOFR + 1.41%	)#	4/19/2034	4,980,000	4,992,846
Bristol Park CLO Ltd. Series 2016-1A Class CR†	7.54% (3 mo. USD Term SOFR + 2.21%	)#	4/15/2029	6,460,000	6,492,963
Carlyle Global Market Strategies CLO Ltd. Series 2012-3A Class A1A2†	6.77% (3 mo. USD Term SOFR + 1.44%	)#	1/14/2032	3,275,375	3,281,601
Carlyle Global Market Strategies CLO Ltd. Series 2014-5A Class A1RR†	6.73% (3 mo. USD Term SOFR + 1.40%	)#	7/15/2031	6,613,692	6,626,239
CIFC Funding III Ltd. Series 2014-3A Class A1R2†	6.786% (3 mo. USD Term SOFR + 1.46%	)#	10/22/2031	3,552,006	3,561,406
CIFC Funding Ltd. Series 2024-1A Class A†	6.80% (3 mo. USD Term SOFR + 1.50%	)#	4/18/2037	12,750,000	12,777,596
Dell Equipment Finance Trust Series 2023-2 Class A2†	5.84%		1/22/2029	5,998,510	6,002,889
Dryden 113 CLO Ltd. Series 2022-113A Class BR†	7.575% (3 mo. USD Term SOFR + 2.25%	)#	10/20/2035	6,130,000	6,119,176
Dryden 61 CLO Ltd. Series 2018-61A Class A1R†	6.569% (3 mo. USD Term SOFR + 1.25%	)#	1/17/2032	3,682,572	3,689,841

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Eaton Vance CLO Ltd. Series 2013-1A Class A13R†	6.84% (3 mo. USD Term SOFR + 1.51%	)#	1/15/2034	$4,198,000	$4,208,540
Elmwood CLO 16 Ltd. Series 2022-3A Class AR†	6.849% (3 mo. USD Term SOFR + 1.53%	)#	4/20/2037	11,750,000	11,812,979
Elmwood CLO 24 Ltd. Series 2023-3A Class B†	7.683% (3 mo. USD Term SOFR + 2.35%	)#	12/11/2033	6,310,000	6,347,303
Generate CLO 11 Ltd. Series 2023-11A Class B†	8.076% (3 mo. USD Term SOFR + 2.75%	)#	4/20/2035	2,625,000	2,645,109
Generate CLO 16 Ltd. Series 2024-16A Class A1†(a)	5.64% (3 mo. USD Term SOFR + 1.54%	)#	7/20/2037	9,850,000	9,850,000
HPEFS Equipment Trust Series 2023-2A Class A2†	6.04%		1/21/2031	10,745,000	10,771,744
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	5,317,000	4,971,773
Lendmark Funding Trust Series 2021-1A Class C†	3.41%		11/20/2031	2,095,000	1,835,544
Lendmark Funding Trust Series 2021-2A Class B†	2.37%		4/20/2032	6,465,000	5,618,914
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.874% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	3,787,786	3,783,051
Madison Park Funding XXI Ltd. Series 2016-21A Class AARR†	6.67% (3 mo. USD Term SOFR + 1.34%	)#	10/15/2032	3,000,000	3,007,192
Madison Park Funding XXXII Ltd. Series 2018-32A Class A1R†	6.586% (3 mo. USD Term SOFR + 1.26%	)#	1/22/2031	3,115,531	3,122,595
Magnetite XXXIX Ltd. Series 2023-39A Class B†	7.474% (3 mo. USD Term SOFR + 2.15%	)#	10/25/2033	9,250,000	9,285,814
Marble Point CLO XVII Ltd. Series 2020-1A Class A†	6.886% (3 mo. USD Term SOFR + 1.56%	)#	4/20/2033	2,574,058	2,572,981
Mariner Finance Issuance Trust Series 2021-AA Class D†	3.83%		3/20/2036	2,420,000	2,137,576
Marlette Funding Trust Series 2020-2A Class D†	4.65%		9/16/2030	971,659	970,974
Marlette Funding Trust Series 2022-3 Class B†	5.95%		11/15/2032	5,844,000	5,830,573
MF1 LLC Series 2022-FL9 Class A†	7.47% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	4,295,000	4,312,395
Newark BSL CLO 1 Ltd. Series 2016-1A Class A1R†	6.687% (3 mo. USD Term SOFR + 1.36%	)#	12/21/2029	3,899,807	3,908,526
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.54% (3 mo. USD Term SOFR + 1.21%	)#	7/15/2029	1,215,321	1,216,840
Octagon Investment Partners XVI Ltd. Series 2013-1A Class A1R†	6.599% (3 mo. USD Term SOFR + 1.28%	)#	7/17/2030	3,002,188	3,006,151
OHA Credit Funding 17 Ltd. Series 2024-17A Class C†	7.613% (3 mo. USD Term SOFR + 2.30%	)#	4/20/2037	7,350,000	7,420,096

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
OneMain Financial Issuance Trust Series 2018-2A Class A†	3.57%		3/14/2033	$766,052	$763,733
OneMain Financial Issuance Trust Series 2021-3A Class A†	5.94%		5/15/2034	8,000,000	8,022,194
Palmer Square CLO Ltd. Series 2023-IA Class A1†(a)	6.746% (3 mo. USD Term SOFR + 1.40%	)#	7/20/2037	9,980,000	9,987,485	(b)
Palmer Square Loan Funding Ltd. Series 2021-1A Class A1†	6.486% (3 mo. USD Term SOFR + 1.16%	)#	4/20/2029	867,429	868,812
Post CLO Ltd. Series 2023-1A Class B1†	7.825% (3 mo. USD Term SOFR + 2.50%	)#	4/20/2036	3,085,000	3,107,478
Post Road Equipment Finance Series 2021-1 Class A2†	4.88%		11/15/2028	6,310,591	6,255,589
Rad CLO 23 Ltd. Series 2024-23A Class B1†	7.335% (3 mo. USD Term SOFR + 2.05%	)#	4/20/2037	4,750,000	4,774,161
RAD CLO 6 Ltd. Series 2019-6A Class A1†	6.966% (3 mo. USD Term SOFR + 1.64%	)#	1/20/2033	4,650,000	4,659,937
Ready Capital Mortgage Financing LLC Series 2023-FL12 Class A†	7.66% (1 mo. USD Term SOFR + 2.34%	)#	5/25/2038	5,839,870	5,858,120
Regatta XXVII Funding Ltd. Series 2024-1A Class B†	7.296% (3 mo. USD Term SOFR + 2.00%	)#	4/26/2037	6,070,000	6,086,393
SCF Equipment Leasing LLC Series 2021-1A Class C†	1.54%		10/21/2030	4,570,000	4,341,772
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	1,868,278	1,520,271
Texas Debt Capital CLO Ltd. Series 2024-1A Class B†(a)	7.22% (3 mo. USD Term SOFR + 1.95%	)#	4/22/2037	9,520,000	9,548,843
Valley Stream Park CLO Ltd. Series 2022-1A Class BR†	7.575% (3 mo. USD Term SOFR + 2.25%	)#	10/20/2034	5,900,000	5,902,786
Voya CLO Ltd. Series 2018-1A Class A2†	6.888% (3 mo. USD Term SOFR + 1.56%	)#	4/19/2031	4,090,000	4,081,691
Total					334,995,555

Rec Vehicle Loan 0.25%
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	1,243,838	1,238,577
Octane Receivables Trust Series 2023-3A Class A2†	6.44%		3/20/2029	8,064,637	8,109,722
Total					9,348,299
Total Asset-Backed Securities (cost $671,634,972)					671,832,261

CORPORATE BONDS 35.47%

Aerospace/Defense 0.82%
BAE Systems PLC (United Kingdom)†(c)	5.30%		3/26/2034	7,943,000	7,828,176
Boeing Co.†	6.388%		5/1/2031	8,952,000	9,059,418
HEICO Corp.	5.35%		8/1/2033	7,600,000	7,536,272

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Aerospace/Defense (continued)
L3Harris Technologies, Inc.	5.60%		7/31/2053	$3,002,000	$2,978,003
RTX Corp.	6.40%		3/15/2054	3,840,000	4,189,926
Total					31,591,795

Agriculture 1.33%
BAT Capital Corp.	3.222%		8/15/2024	7,386,000	7,347,281
BAT Capital Corp.	5.834%		2/20/2031	3,658,000	3,706,786
BAT Capital Corp.	6.343%		8/2/2030	17,938,000	18,712,075
Philip Morris International, Inc.	5.625%		11/17/2029	6,254,000	6,372,262
Reynolds American, Inc.	4.45%		6/12/2025	9,194,000	9,083,293
Viterra Finance BV (Netherlands)†(c)	4.90%		4/21/2027	5,719,000	5,619,776
Total					50,841,473

Auto Manufacturers 1.39%
American Honda Finance Corp.	4.90%		1/10/2034	9,366,000	9,078,486
Cummins, Inc.	5.45%		2/20/2054	7,716,000	7,567,841
Ford Motor Credit Co. LLC	6.125%		3/8/2034	7,977,000	7,880,888
General Motors Financial Co., Inc.	5.95%		4/4/2034	7,598,000	7,565,077
Hyundai Capital America†	1.80%		10/15/2025	18,735,000	17,780,052
Hyundai Capital America†	5.80%		6/26/2025	3,324,000	3,326,318
Total					53,198,662

Banks 11.42%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	7,800,000	6,404,353
Bank of America Corp.	1.658% (SOFR + 0.91%	)#	3/11/2027	4,902,000	4,584,538
Bank of America Corp.	2.687% (SOFR + 1.32%	)#	4/22/2032	4,436,000	3,729,731
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%	)#	7/21/2028	14,259,000	13,535,035
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029	18,874,000	17,979,923
Bank of New York Mellon Corp.	4.596% (SOFR + 1.76%	)#	7/26/2030	4,099,000	3,988,440
Bank of New York Mellon Corp.	4.967% (SOFR + 1.61%	)#	4/26/2034	4,377,000	4,258,763
Barclays PLC (United Kingdom)(c)	6.496% (SOFR + 1.88%	)#	9/13/2027	18,000,000	18,303,114
BNP Paribas SA (France)†(c)	4.375% (5 yr. USD Swap + 1.48%	)#	3/1/2033	4,175,000	3,942,514

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BNP Paribas SA (France)†(c)	5.738% (SOFR + 1.88%	)#	2/20/2035	$7,356,000	$7,339,084
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	16,090,000	15,502,943
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030	9,838,000	9,255,976
Citigroup, Inc.	5.827% (SOFR + 2.06%	)#	2/13/2035	9,659,000	9,564,263
Danske Bank AS (Denmark)†(c)	4.298% (1 yr. CMT + 1.75%	)#	4/1/2028	20,231,000	19,531,027
Danske Bank AS (Denmark)†(c)	6.259% (1 yr. CMT + 1.18%	)#	9/22/2026	14,803,000	14,904,659
Danske Bank AS (Denmark)†(c)	6.466% (1 yr. CMT + 2.10%	)#	1/9/2026	7,559,000	7,578,739
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032	15,798,000	12,902,139
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%	)#	1/25/2033	17,041,000	14,443,396
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%	)#	2/1/2028	24,978,000	23,995,934
JPMorgan Chase & Co.	3.845% (SOFR + 0.98%	)#	6/14/2025	10,215,000	10,207,999
M&T Bank Corp.	5.053% (SOFR + 1.85%	)#	1/27/2034	4,710,000	4,335,970
Macquarie Bank Ltd. (Australia)†(c)	3.052% (5 yr. CMT + 1.70%	)#	3/3/2036	4,333,000	3,602,612
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 mo. USD LIBOR + 1.73%	)#	3/27/2029	7,544,000	7,362,067
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	5.541% (1 yr. CMT + 1.50%	)#	4/17/2026	8,785,000	8,772,808
Morgan Stanley	4.21% (SOFR + 1.61%	)#	4/20/2028	3,306,000	3,204,880
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%	)#	1/23/2030	15,183,000	14,629,074
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037	5,246,000	5,019,226
NatWest Group PLC (United Kingdom)(c)	5.808% (1 yr. CMT + 1.95%	)#	9/13/2029	18,443,000	18,637,043
NatWest Group PLC (United Kingdom)(c)	7.472% (1 yr. CMT + 2.85%	)#	11/10/2026	8,429,000	8,635,724
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%	)#	1/22/2035	3,804,000	3,805,543
Royal Bank of Canada (Canada)(c)	6.00%		11/1/2027	6,626,000	6,791,351

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Truist Financial Corp.	5.711% (SOFR + 1.92%	)#	1/24/2035	$5,742,000	$5,707,945
Truist Financial Corp.	5.867% (SOFR + 2.36%	)#	6/8/2034	4,175,000	4,190,695
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	6,200,000	5,843,477
U.S. Bancorp	4.967% (SOFR + 2.11%	)#	7/22/2033	6,556,000	6,134,258
U.S. Bancorp	5.678% (SOFR + 1.86%	)#	1/23/2035	7,833,000	7,824,231
UBS Group AG (Switzerland)†(c)	1.364% (1 yr. CMT + 1.08%	)#	1/30/2027	6,618,000	6,156,773
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	8,352,000	7,634,108
UBS Group AG (Switzerland)†(c)	6.301% (1 yr. CMT + 2.00%	)#	9/22/2034	10,900,000	11,384,701
UBS Group AG (Switzerland)†(c)	6.327% (1 yr. CMT + 1.60%	)#	12/22/2027	5,626,000	5,716,378
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%	)#	8/11/2028	14,127,000	14,480,857
Wells Fargo & Co.	2.164% (3 mo. USD Term SOFR + 1.01%	)#	2/11/2026	4,084,000	3,985,060
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	4,559,000	4,416,356
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	6,505,000	5,968,476
Wells Fargo & Co.	2.406% (3 mo. USD Term SOFR + 1.09%	)#	10/30/2025	14,708,000	14,508,072
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033	8,807,000	7,597,520
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%	)#	5/22/2028	14,816,000	14,087,397
Wells Fargo Bank NA	5.85%		2/1/2037	5,225,000	5,320,698
Total					437,705,870

Beverages 0.11%
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034	4,064,000	4,088,735

Biotechnology 0.03%
Baxalta, Inc.	4.00%		6/23/2025	1,114,000	1,096,778

Chemicals 0.25%
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	10,121,000	9,535,942

Commercial Services 0.11%
GXO Logistics, Inc.	6.50%		5/6/2034	4,320,000	4,396,035

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 2.04%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	6.50%		7/15/2025	$10,349,000	$10,430,432
Aircastle Ltd.†	2.85%		1/26/2028	12,633,000	11,380,506
Aviation Capital Group LLC†	1.95%		1/30/2026	4,639,000	4,353,159
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	19,630,000	18,382,478
BlackRock Funding, Inc.	5.00%		3/14/2034	9,703,000	9,582,341
Intercontinental Exchange, Inc.	5.25%		6/15/2031	8,990,000	9,033,705
Lseg U.S. Fin Corp.†	5.297%		3/28/2034	4,657,000	4,626,410
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	4,435,000	4,239,440
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	648,000	514,266
Nuveen LLC†	5.85%		4/15/2034	5,569,000	5,585,797
Total					78,128,534

Electric 4.36%
AEP Transmission Co. LLC	5.15%		4/1/2034	5,798,000	5,675,955
AES Corp.†	3.95%		7/15/2030	2,423,000	2,184,976
Alfa Desarrollo SpA (Chile)†(c)	4.55%		9/27/2051	7,538,405	5,632,856
American Electric Power Co., Inc.	5.699%		8/15/2025	10,422,000	10,427,968
American Transmission Systems, Inc.†	2.65%		1/15/2032	10,360,000	8,559,164
Comision Federal de Electricidad (Mexico)†(c)	3.348%		2/9/2031	6,915,000	5,768,092
Constellation Energy Generation LLC	6.25%		10/1/2039	4,620,000	4,794,206
DTE Energy Co.	4.22%	(d)	11/1/2024	8,956,000	8,895,866
Duke Energy Indiana LLC	5.25%		3/1/2034	8,216,000	8,191,565
Entergy Corp.	0.90%		9/15/2025	8,007,000	7,546,170
Entergy Louisiana LLC	5.70%		3/15/2054	5,824,000	5,742,275
Evergy Missouri West, Inc.†	5.65%		6/1/2034	9,080,000	9,075,252
Indianapolis Power & Light Co.†	5.70%		4/1/2054	5,907,000	5,787,540
IPALCO Enterprises, Inc.	4.25%		5/1/2030	12,000,000	11,125,224
Liberty Utilities Co.†	5.869%		1/31/2034	12,909,000	12,906,908
MidAmerican Energy Co.	5.85%		9/15/2054	4,379,000	4,490,105
Minejesa Capital BV (Netherlands)†(c)	4.625%		8/10/2030	7,520,222	7,167,635
Narragansett Electric Co.†	5.35%		5/1/2034	6,045,000	5,957,727
National Grid PLC (United Kingdom)(c)	5.809%		6/12/2033	8,589,000	8,627,024
NSTAR Electric Co.	5.40%		6/1/2034	9,042,000	9,032,098
Oglethorpe Power Corp.	5.95%		11/1/2039	3,451,000	3,426,195
Ohio Edison Co.	8.25%		10/15/2038	2,419,000	2,971,212
Oncor Electric Delivery Co. LLC(a)	5.65%		11/15/2033	6,266,000	6,410,039
Southern Co.	4.475%	(d)	8/1/2024	6,526,000	6,510,974
Total					166,907,026

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Entertainment 0.12%
Warnermedia Holdings, Inc.	3.788%	3/15/2025	$4,629,000	$4,553,591

Environmental Control 0.43%
Veralto Corp.†	5.45%	9/18/2033	2,773,000	2,747,440
Veralto Corp.†	5.50%	9/18/2026	13,858,000	13,826,820
Total				16,574,260

Food 0.06%
J M Smucker Co.	6.50%	11/15/2053	2,217,000	2,376,670

Gas 1.05%
CenterPoint Energy Resources Corp.	1.75%	10/1/2030	9,687,000	7,851,434
East Ohio Gas Co.†	1.30%	6/15/2025	16,815,000	16,051,465
National Fuel Gas Co.	3.95%	9/15/2027	13,000,000	12,355,590
Southwest Gas Corp.	4.05%	3/15/2032	4,256,000	3,843,189
Total				40,101,678

Health Care-Products 0.80%
GE HealthCare Technologies, Inc.	5.65%	11/15/2027	10,942,000	11,075,260
Revvity, Inc.	0.85%	9/15/2024	4,974,000	4,902,957
Solventum Corp.†	5.45%	3/13/2031	7,783,000	7,679,012
Solventum Corp.†	5.60%	3/23/2034	7,036,000	6,915,380
Total				30,572,609

Health Care-Services 1.04%
Centene Corp.	2.45%	7/15/2028	21,189,000	18,701,125
Centene Corp.	3.375%	2/15/2030	11,143,000	9,818,642
Elevance Health, Inc.	2.25%	5/15/2030	7,831,000	6,643,913
UnitedHealth Group, Inc.	5.375%	4/15/2054	4,950,000	4,804,457
Total				39,968,137

Insurance 1.71%
AIA Group Ltd. (Hong Kong)†(c)	5.375%	4/5/2034	8,126,000	7,960,232
Aon North America, Inc.	5.30%	3/1/2031	9,091,000	9,058,744
Assurant, Inc.	2.65%	1/15/2032	1,595,000	1,302,896
Athene Global Funding†	5.62%	5/8/2026	12,979,000	12,964,197
CNO Global Funding†(a)	5.875%	6/4/2027	6,798,000	6,817,427
F&G Global Funding†	2.30%	4/11/2027	4,996,000	4,490,382
GA Global Funding Trust†	3.85%	4/11/2025	7,677,000	7,549,219
Metropolitan Life Global Funding I†	4.05%	8/25/2025	536,000	527,730
New York Life Global Funding†	4.55%	1/28/2033	7,387,000	7,003,805
Principal Life Global Funding II†(a)	5.10%	1/25/2029	8,117,000	8,046,026
Total				65,720,658

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Internet 0.36%
Amazon.com, Inc.	4.70%	12/1/2032	$7,687,000	$7,569,469
Prosus NV (Netherlands)†(c)	3.257%	1/19/2027	6,940,000	6,427,676
Total				13,997,145

Machinery-Diversified 0.28%
nVent Finance SARL (Luxembourg)(c)	4.55%	4/15/2028	10,940,000	10,615,957

Media 0.14%
FactSet Research Systems, Inc.	3.45%	3/1/2032	6,246,000	5,391,729

Mining 0.53%
Antofagasta PLC (Chile)†(c)	6.25%	5/2/2034	5,870,000	6,019,245
Freeport Indonesia PT (Indonesia)(c)	5.315%	4/14/2032	5,800,000	5,597,562
Glencore Funding LLC†	5.634%	4/4/2034	8,820,000	8,668,940
Total				20,285,747

Oil & Gas 2.18%
Apache Corp.	4.75%	4/15/2043	13,200,000	10,539,627
Continental Resources, Inc.	4.90%	6/1/2044	6,826,000	5,647,800
Continental Resources, Inc.†	5.75%	1/15/2031	14,000,000	13,801,195
Coterra Energy, Inc.	5.60%	3/15/2034	9,513,000	9,460,534
Eni SpA (Italy)†(c)	5.50%	5/15/2034	4,415,000	4,387,415
Eni SpA (Italy)†(c)	5.70%	10/1/2040	6,000,000	5,747,371
EQT Corp.	5.75%	2/1/2034	5,707,000	5,649,685
EQT Corp.	7.00%	2/1/2030	16,000,000	16,915,648
Occidental Petroleum Corp.	6.45%	9/15/2036	4,500,000	4,690,190
Ovintiv, Inc.	6.50%	2/1/2038	6,570,000	6,743,586
Total				83,583,051

Oil & Gas Services 0.15%
NOV, Inc.	3.60%	12/1/2029	6,400,000	5,866,687

Pharmaceuticals 0.42%
Bayer U.S. Finance LLC†	6.25%	1/21/2029	10,000,000	10,163,847
Bayer U.S. Finance LLC†	6.375%	11/21/2030	5,708,000	5,838,510
Total				16,002,357

Pipelines 1.08%
Cheniere Energy, Inc.	4.625%	10/15/2028	6,420,000	6,186,795
Columbia Pipeline Group, Inc.	4.50%	6/1/2025	4,090,000	4,036,365
Eastern Gas Transmission & Storage, Inc.	3.00%	11/15/2029	7,044,000	6,262,483
EIG Pearl Holdings SARL (Luxembourg)†(c)	3.545%	8/31/2036	9,268,000	7,883,092

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(c)	3.25%	9/30/2040	$9,847,000	$7,366,091
Kinder Morgan Energy Partners LP	4.25%	9/1/2024	4,040,000	4,024,163
NGPL PipeCo LLC†	3.25%	7/15/2031	4,741,000	4,029,918
Sabine Pass Liquefaction LLC	5.625%	3/1/2025	1,473,000	1,470,362
Total				41,259,269

REITS 1.31%
American Tower Corp.	2.95%	1/15/2025	1,480,000	1,454,430
American Tower Corp.	3.80%	8/15/2029	19,645,000	18,185,829
Crown Castle, Inc.	3.30%	7/1/2030	23,168,000	20,501,805
VICI Properties LP	6.125%	4/1/2054	2,911,000	2,790,447
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	7,565,000	7,085,517
Total				50,018,028

Retail 0.18%
Alimentation Couche-Tard, Inc. (Canada)†(c)	5.617%	2/12/2054	3,932,000	3,855,826
Bayer Corp.†	6.65%	2/15/2028	3,085,000	3,171,216
Total				7,027,042

Semiconductors 0.33%
Broadcom, Inc.†	4.15%	4/15/2032	3,716,000	3,396,802
Micron Technology, Inc.	5.30%	1/15/2031	4,166,000	4,141,823
SK Hynix, Inc. (South Korea)†(c)	5.50%	1/16/2029	5,007,000	5,002,783
Total				12,541,408

Software 0.61%
Atlassian Corp. (Australia)(c)	5.50%	5/15/2034	4,939,000	4,898,286
Oracle Corp.	2.875%	3/25/2031	4,450,000	3,828,713
Oracle Corp.	5.375%	7/15/2040	627,000	596,251
Oracle Corp.	6.125%	7/8/2039	3,000,000	3,098,077
Oracle Corp.	6.90%	11/9/2052	7,400,000	8,283,741
ServiceNow, Inc.	1.40%	9/1/2030	3,124,000	2,515,402
Total				23,220,470

Telecommunications 0.83%
AT&T, Inc.	3.50%	9/15/2053	12,503,000	8,450,943
Sprint Capital Corp.	8.75%	3/15/2032	15,000,000	17,940,495
T-Mobile USA, Inc.	3.875%	4/15/2030	5,820,000	5,411,121
Total				31,802,559
Total Corporate Bonds (cost $1,377,163,705)				1,358,969,902

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(e) 2.00%

Containers & Packaging 0.35%
Berry Global, Inc. 2023 Term Loan AA	7.185% (1 mo. USD Term SOFR + 1.75%	)	7/1/2029	$13,266,667	$13,320,861

Diversified Financial Services 0.35%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	7.321% (1 mo. USD Term SOFR + 2.00%	)	6/22/2028	13,266,750	13,321,608

Entertainment 0.44%
Flutter Financing BV Term Loan B (Netherlands)(c)	7.559% (3 mo. USD Term SOFR + 2.25%	)	11/25/2030	16,982,025	17,073,983

Lodging 0.33%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B3	7.175% (1 mo. USD Term SOFR + 1.75%	)	6/21/2028	12,596,033	12,645,913

Media 0.53%
Charter Communications Operating LLC 2019 Term Loan B2	7.052% (1 mo. USD Term SOFR + 1.75%	)	2/1/2027	10,801,383	10,806,298
Charter Communications Operating LLC 2023 Term Loan B4	7.302% (3 mo. USD Term SOFR + 2.00%	)	12/7/2030	9,694,379	9,646,537
Total					20,452,835
Total Floating Rate Loans (cost $76,736,129)					76,815,200

FOREIGN GOVERNMENT OBLIGATIONS(c) 4.43%

Canada 0.90%
Ontario Teachers’ Finance Trust†	4.625%		4/10/2029	34,678,000	34,360,145

Japan 2.25%
Japan Bank for International Cooperation	2.875%		4/14/2025	38,708,000	37,881,405
Japan Finance Organization for Municipalities†	5.00%		4/23/2029	47,976,000	48,214,537
Total					86,095,942

Mexico 0.23%
Mexico Government International Bonds	4.875%		5/19/2033	9,480,000	8,805,338

Norway 0.68%
Kommunalbanken AS	0.375%		9/11/2025	27,842,000	26,205,777

Sweden 0.37%
Kommuninvest I Sverige AB	4.75%		10/22/2025	14,264,000	14,172,056
Total Foreign Government Obligations (cost $170,112,981)					169,639,258

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.94%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 145 Class A2	2.58%		5/25/2032	$13,878,000	$11,771,128
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series G07 Class A2	3.123%	#(f)	8/25/2032	8,934,000	7,881,502
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-150 Class A2	3.71%	#(f)	9/25/2032	17,800,000	16,341,140
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $36,602,393)					35,993,770

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 25.41%
Federal Home Loan Mortgage Corp.	2.00%		3/1/2051	12,590,136	9,837,748
Federal Home Loan Mortgage Corp.	2.50%		11/1/2050 - 5/1/2052	31,916,425	25,986,960
Federal Home Loan Mortgage Corp.	3.00%		10/1/2050 - 1/1/2052	21,571,472	18,387,924
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	2,577,139	2,332,531
Federal Home Loan Mortgage Corp.	4.50%		8/1/2052	7,551,748	7,176,721
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 8/1/2052	15,898,874	15,459,832
Federal National Mortgage Association	2.00%		11/1/2050 - 11/1/2051	31,725,920	24,801,259
Federal National Mortgage Association	2.50%		8/1/2050 - 5/1/2052	105,412,268	86,906,572
Federal National Mortgage Association	3.00%		12/1/2048 - 1/1/2051	18,046,281	15,564,690
Federal National Mortgage Association	3.50%		7/1/2045 - 4/1/2052	27,843,373	24,822,696
Federal National Mortgage Association	4.00%		5/1/2052 - 6/1/2052	12,002,992	11,049,885
Federal National Mortgage Association	5.00%		7/1/2052 - 10/1/2052	19,726,570	19,113,839
Government National Mortgage Association(g)	2.00%		TBA	30,862,000	24,771,165
Government National Mortgage Association(g)	2.50%		TBA	37,590,000	31,337,915
Government National Mortgage Association(g)	3.00%		TBA	54,491,000	47,097,398
Government National Mortgage Association(g)	3.50%		TBA	29,606,000	26,422,787
Government National Mortgage Association(g)	4.00%		TBA	29,404,000	27,031,910
Government National Mortgage Association(g)	4.50%		TBA	28,837,000	27,272,822
Government National Mortgage Association(g)	5.00%		TBA	35,101,000	34,075,468
Government National Mortgage Association(g)	5.50%		TBA	43,497,000	43,115,705

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Government National Mortgage Association(g)	6.00%		TBA	$55,100,000	$55,396,869
Government National Mortgage Association(g)	6.50%		TBA	6,823,000	6,919,406
Uniform Mortgage-Backed Security(g)	2.00%		TBA	71,582,000	55,293,342
Uniform Mortgage-Backed Security(g)	2.50%		TBA	25,013,000	20,218,642
Uniform Mortgage-Backed Security(g)	3.00%		TBA	5,191,000	4,368,906
Uniform Mortgage-Backed Security(g)	4.50%		TBA	10,341,000	9,684,731
Uniform Mortgage-Backed Security(g)	5.00%		TBA	41,318,000	40,287,720
Uniform Mortgage-Backed Security(g)	5.50%		TBA	59,967,000	59,847,200
Uniform Mortgage-Backed Security(g)	6.00%		TBA	117,639,000	118,065,772
Uniform Mortgage-Backed Security(g)	6.50%		TBA	47,800,000	48,556,528
Uniform Mortgage-Backed Security(g)	7.00%		TBA	31,449,000	32,289,311
Total Government Sponsored Enterprises Pass-Throughs (cost $987,187,008)					973,494,254

MUNICIPAL BONDS 0.09%

Natural Gas 0.09%
Texas Natural Gas Securitization Finance Corp. (cost $3,510,575)	5.102%		4/1/2035	3,510,575	3,507,312

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.32%
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(f)	12/25/2059	109,315	103,160
ARZ Trust Series 2024-BILT Class A†	5.772%		6/11/2029	3,000,000	3,004,674
BBCMS Mortgage Trust Series 2019-BWAY Class B†	6.742% (1 mo. USD Term SOFR + 1.42%	)#	11/15/2034	614,000	160,401
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%		5/15/2056	4,800,000	4,949,796
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	2,658,000	2,676,266
BRAVO Residential Funding Trust Series 2021-NQM2 Class A1†	0.97%	#(f)	3/25/2060	3,113,174	2,908,176
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	6.12% (1 mo. USD Term SOFR + 0.80%	)#	10/15/2038	3,690,100	3,660,208
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.708% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	4,794,913	4,804,723
BX Trust Series 2024-VLT4 Class A†(a)	6.811% (1 mo. USD Term SOFR + 1.49%	)#	7/15/2029	3,000,000	2,992,500
CF Trust Series 2019-BOSS Class A1†	8.614% (1 mo. USD Term SOFR + 3.30%	)#	12/15/2024	1,570,000	1,573,800

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Chase Home Lending Mortgage Trust Series 2024-RPL2 Class A1A†	3.25%	#(f)	8/25/2064	$4,250,000	$3,658,221	(b)
CIM Trust Series 2020-INV1 Class A2†	2.50%	#(f)	4/25/2050	5,234,217	4,197,718
Citigroup Commercial Mortgage Trust Series 2014-GC21 Class XA(h)	0.829%	#(f)	5/10/2047	516,309	5	(b)
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class A†	6.36%	#(f)	7/10/2028	9,650,000	9,888,903
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(f)	11/27/2051	5,177,692	4,257,431
COMM Mortgage Trust Series 2014-CR17 Class AM	4.174%		5/10/2047	5,290,000	5,085,267
COMM Mortgage Trust Series 2015-LC21 Class AM	4.043%	#(f)	7/10/2048	4,547,000	4,398,224
Deephaven Residential Mortgage Trust Series 2021-3 Class A1†	1.194%	#(f)	8/25/2066	3,493,656	2,947,314
Ellington Financial Mortgage Trust Series 2020-1 Class A1†	2.006%	#(f)	5/25/2065	340,698	331,422
Ellington Financial Mortgage Trust Series 2023-1 Class A1†	5.732%	(d)	2/25/2068	2,906,450	2,878,419
EQUS Mortgage Trust Series 2021-EQAZ Class A†	6.186% (1 mo. USD Term SOFR + 0.87%	)#	10/15/2038	3,720,925	3,695,704
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	12,360,000	10,334,257
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2023-DNA2 Class M1A†	7.424% (30 day USD SOFR Average + 2.10%	)#	4/25/2043	5,201,415	5,315,891
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	6.274% (30 day USD SOFR Average + 0.95%	)#	12/25/2041	935,770	934,287
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M1B†	8.224% (30 day USD SOFR Average + 2.90%	)#	4/25/2042	3,849,000	4,006,815
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M1B†	8.824% (30 day USD SOFR Average + 3.50%	)#	3/25/2042	5,000,000	5,263,392
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	7.174% (30 day USD SOFR Average + 1.85%	)#	11/25/2043	12,806,308	12,980,028
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	7.624% (30 day USD SOFR Average + 2.30%	)#	8/25/2042	1,269,635	1,302,027

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	6.674% (30 day USD SOFR Average + 1.35%	)#	2/25/2044	$7,293,849	$7,341,291
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	6.574% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	15,296,740	15,316,953
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M2†	8.874% (30 day USD SOFR Average + 3.55%	)#	5/25/2043	3,900,000	4,188,965
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R06 Class 1M2†	8.024% (30 day USD SOFR Average + 2.70%	)#	7/25/2043	3,000,000	3,124,208
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R07 Class 2M1†	7.274% (30 day USD SOFR Average + 1.95%	)#	9/25/2043	2,017,327	2,037,364
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R08 Class 1M1†	6.824% (30 day USD SOFR Average + 1.50%	)#	10/25/2043	5,937,555	5,967,171
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R04 Class 1M2†	6.974% (30 day USD SOFR Average + 1.65%	)#	5/25/2044	2,900,000	2,905,379
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.874% (30 day USD SOFR Average + 2.55%	)#	7/25/2042	8,937,508	9,209,034
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.73% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	3,501,730	3,606,237
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	7.624% (30 day USD SOFR Average + 2.30%	)#	1/25/2043	10,116,108	10,376,258
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	7.824% (30 day USD SOFR Average + 2.50%	)#	4/25/2043	2,676,209	2,723,997
Flagstar Mortgage Trust Series 2021-11IN Class A20†	3.00%	#(f)	11/25/2051	4,015,659	3,289,304
GCAT Trust Series 2020-NQM2 Class A1†	1.555%	(d)	4/25/2065	734,948	677,604
GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ4 Class A2†	3.00%	#(f)	1/25/2051	2,385,729	1,976,731
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(f)	7/25/2051	8,050,695	6,337,103
GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A2†	2.50%	#(f)	1/25/2052	4,219,312	3,325,969

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(f)	1/25/2053	$18,819,728	$15,392,119
HLTN Commercial Mortgage Trust Series 2024-DPLO Class A†(a)	6.962% (1 mo. USD Term SOFR + 1.64%	)#	6/15/2041	7,160,000	7,142,096
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class A†	6.634% (1 mo. USD Term SOFR + 1.32%	)#	11/15/2035	956,000	911,141
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(f)	6/25/2052	15,787,077	12,941,745
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(f)	5/25/2052	8,187,581	6,721,933
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(f)	7/25/2052	8,340,806	6,842,524
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(f)	8/25/2052	8,426,722	6,913,007
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(f)	10/25/2052	4,849,714	3,972,495
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class AS	3.80%		1/15/2048	8,224,000	8,034,503
New Residential Mortgage Loan Trust Series 2020-NQM1 Class A1†	2.464%	#(f)	1/26/2060	123,200	112,811
PFP Ltd. Series 2023-10 Class A†	7.686% (1 mo. USD Term SOFR + 2.36%	)#	9/16/2038	9,160,000	9,192,306
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(f)	1/26/2060	54,512	52,294
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(f)	2/25/2050	33,671	31,523
Starwood Mortgage Residential Trust Series 2020-3 Class A1†	1.486%	#(f)	4/25/2065	1,003,510	949,835
Verus Securitization Trust Series 2020-1 Class A1†	3.417%	(d)	1/25/2060	219,262	209,815
Verus Securitization Trust Series 2020-INV1 Class A1†	2.977%	#(f)	3/25/2060	4,655	4,641
Vista Point Securitization Trust Series 2020-2 Class A1†	1.475%	#(f)	4/25/2065	585,468	534,611
Vista Point Securitization Trust Series 2024-CES1 Class A1†	6.676%	(d)	5/25/2054	4,368,549	4,388,903
Wells Fargo Commercial Mortgage Trust Series 2015-NXS3 Class AS	3.972%	#(f)	9/15/2057	5,548,000	5,357,197
WFRBS Commercial Mortgage Trust Series 2014-C23 Class XA(h)	0.539%	#(f)	10/15/2057	13,847,426	402	(b)
Total Non-Agency Commercial Mortgage-Backed Securities (cost $281,446,795)					280,418,498

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 23.67%
U.S. Treasury Bonds	1.875%	11/15/2051	$40,524,000	$23,116,093
U.S. Treasury Bonds	3.875%	2/15/2043	74,789,000	66,876,265
U.S. Treasury Bonds	4.25%	2/15/2054	93,010,800	87,263,023
U.S. Treasury Bonds	4.375%	8/15/2043	200,995,000	191,997,334
U.S. Treasury Bonds	4.625%	5/15/2054	41,884,000	41,838,189
U.S. Treasury Notes	4.25%	12/31/2025	85,323,900	84,347,342
U.S. Treasury Notes	4.50%	3/31/2026	158,810,300	157,671,953
U.S. Treasury Notes	4.625%	4/30/2029	81,864,300	82,273,621
U.S. Treasury Notes	4.875%	4/30/2026	171,422,000	171,375,126
Total U.S. Treasury Obligations (cost $924,630,303)				906,758,946
Total Long-Term Investments (cost $4,529,024,861)				4,477,429,401

SHORT-TERM INVESTMENTS 2.25%

U.S. TREASURY OBLIGATIONS 1.50%
U.S. Treasury Bills (Cost $57,327,798)	Zero Coupon	7/5/2024	57,613,000	57,343,147

REPURCHASE AGREEMENTS 0.75%
Repurchase Agreement dated 5/31/2024, 2.800% due 6/3/2024 with Fixed Income Clearing Corp. collateralized by $31,935,800 of U.S. Treasury Note at 0.750% due 5/31/2026; value: $29,419,648; proceeds: $28,849,444 (cost $28,842,714)			28,842,714	28,842,714
Total Short-Term Investments (cost $86,170,512)				86,185,861
Total Investments in Securities 119.11% (cost $4,615,195,373)				4,563,615,262
Other Assets and Liabilities – Net(i) (19.11)%				(732,064,008)
Net Assets 100.00%				$3,831,551,254

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2024, the total value of Rule 144A securities was $1,285,919,084, which represents 33.56% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2024.
(a)	Securities purchased on a when-issued basis (See Note 2(j)).
(b)	Level 3 Investment as described in Note 2(u) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	Step Bond – Security with a predetermined schedule of interest rate changes.

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2024

(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2024.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(i)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at May 31, 2024:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 10-Year Ultra Treasury Note	September 2024	880	Short	$(99,344,626)	$(98,587,500)	$757,126

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 2-Year Treasury Note	September 2024	3,043	Long	$620,117,451	$619,868,612	$(248,839)
U.S. 5-Year Treasury Note	September 2024	1,700	Long	180,140,572	179,854,688	(285,884)
U.S. Ultra Treasury Bond	September 2024	398	Long	49,384,798	48,730,125	(654,673)
Total Unrealized Depreciation on Futures Contracts						$(1,189,396)

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND May 31, 2024

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$325,008,070	$9,987,485	$334,995,555
Remaining Industries	–	336,836,706	–	336,836,706
Corporate Bonds	–	1,358,969,902	–	1,358,969,902
Floating Rate Loans	–	76,815,200	–	76,815,200
Foreign Government Obligations	–	169,639,258	–	169,639,258
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	35,993,770	–	35,993,770
Government Sponsored Enterprises Pass-Throughs	–	973,494,254	–	973,494,254
Municipal Bonds	–	3,507,312	–	3,507,312
Non-Agency Commercial Mortgage-Backed Securities	–	276,759,870	3,658,628	280,418,498
U.S. Treasury Obligations	–	906,758,946	–	906,758,946
Short-Term Investments
U.S. Treasury Obligations	–	57,343,147	–	57,343,147
Repurchase Agreements	–	28,842,714	–	28,842,714
Total	$–	$4,549,969,149	$13,646,113	$4,563,615,262
Other Financial Instruments
Futures Contracts
Assets	$757,126	$–	$–	$757,126
Liabilities	(1,189,396)	–	–	(1,189,396)
Total	$(432,270)	$–	$–	$(432,270)

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
LONG-TERM INVESTMENTS 114.33%

ASSET-BACKED SECURITIES 15.83%

Automobiles 4.31%
Avid Automobile Receivables Trust Series 2021-1 Class E†	3.39%	4/17/2028	$3,230,000	$3,117,193
BMW Vehicle Lease Trust Series 2023-1 Class A4	5.07%	6/25/2026	3,750,000	3,733,515
BMW Vehicle Lease Trust Series 2023-2 Class A3	5.99%	9/25/2026	9,220,000	9,269,640
Carvana Auto Receivables Trust Series NP1 2020-N1A Class E†	5.20%	7/15/2027	4,088,685	4,015,799
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	8,840,000	8,894,322
CPS Auto Receivables Trust Series 2020-B Class E†	7.38%	6/15/2027	1,073,681	1,078,568
Exeter Automobile Receivables Trust Series 2020-2A Class E†	7.19%	9/15/2027	6,300,000	6,331,664
Exeter Automobile Receivables Trust Series 2022-3A Class B	4.86%	12/15/2026	1,203,729	1,201,336
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%	9/16/2030	3,500,000	3,882,837
Flagship Credit Auto Trust Series 2019-3 Class E†	3.84%	12/15/2026	800,000	783,990
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	7,086,276	7,046,339
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%	8/16/2027	2,850,000	2,828,373
Ford Credit Auto Lease Trust Series 2023-A Class C	5.54%	12/15/2026	1,000,000	996,932
Ford Credit Auto Owner Trust Series 2018-1 Class A†	3.19%	7/15/2031	3,675,000	3,619,182
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	4,935,000	4,930,904
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%	1/20/2027	3,475,000	3,466,981
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%	5/20/2027	3,450,000	3,445,867
OneMain Direct Auto Receivables Trust Series 2019-1 Class A†	3.63%	9/14/2027	872,368	861,107
OneMain Direct Auto Receivables Trust Series 2019-1A Class C†	4.19%	11/14/2028	1,487,000	1,435,549
Santander Consumer Auto Receivables Trust Series 2020-BA Class F†	7.03%	8/15/2028	2,588,000	2,588,490
Santander Consumer Auto Receivables Trust Series 2021-AA Class F†	5.79%	8/15/2028	1,500,000	1,441,831
Santander Drive Auto Receivables Trust Series 2024-2 Class D	6.28%	8/15/2031	5,150,000	5,210,734

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Automobiles (continued)
SBNA Auto Lease Trust Series 2024-A Class A3†	5.39%		11/20/2026	$5,000,000	$4,989,476
Tricolor Auto Securitization Trust Series 2021-1A Class E†	3.23%		9/15/2026	154,587	154,160
Vstrong Auto Receivables Trust Series 2023-A Class E†	9.99%		12/16/2030	2,895,000	2,860,886
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%		8/15/2028	935,000	933,759
Total					89,119,434

Credit Card 0.88%
American Express Credit Account Master Trust Series 2024-2 Class A	5.24%		4/15/2031	5,400,000	5,472,133
Capital One Multi-Asset Execution Trust Series 2005-B3 Class B3	6.14% (3 mo. USD Term SOFR + 0.81%	)#	5/15/2028	5,946,000	5,941,067
Perimeter Master Note Business Trust Series 2021-1A Class B†	4.17%		12/15/2026	500,000	453,907
World Financial Network Credit Card Master Trust Series 2023-A Class A	5.02%		3/15/2030	6,260,000	6,217,029
Total					18,084,136

Other 10.24%
720 East CLO Ltd. Series 2023-IA Class D†	11.179% (3 mo. USD Term SOFR + 5.85%	)#	4/15/2036	4,750,000	4,881,034
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A†	6.835% (1 mo. USD Term SOFR + 1.51%	)#	1/15/2037	2,805,141	2,794,943
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	4,370,000	4,385,899
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	2,315,000	2,345,379
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	1,340,000	1,334,106
AMMC CLO 23 Ltd. Series 2020-23A Class BR2†	7.375% (3 mo. USD Term SOFR + 2.05%	)#	4/17/2035	4,500,000	4,500,008
Amur Equipment Finance Receivables IX LLC Series 2021-1A Class D†	2.30%		11/22/2027	1,000,000	977,735
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	566,763	507,691
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2 Class A†	6.531% (1 mo. USD Term SOFR + 1.21%	)#	5/15/2036	3,481,753	3,475,747

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Other (continued)
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	6.774% (30 day USD SOFR Average + 1.45%	)#	1/15/2037	$6,390,000	$6,354,855
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL2 Class A†	7.167% (1 mo. USD Term SOFR + 1.85%	)#	5/15/2037	4,548,000	4,553,685
Avant Loans Funding Trust Series 2021-REV1 Class C†	2.30%		7/15/2030	4,400,000	4,325,556
Avant Loans Funding Trust Series 2021-REV1 Class D†	4.30%		7/15/2030	2,950,000	2,773,990
Avant Loans Funding Trust Series 2022-REV1 Class A†	6.54%		9/15/2031	3,000,467	2,998,442
Bain Capital Credit CLO Ltd. Series 2023-4A Class D†	10.325% (3 mo. USD Term SOFR + 5.00%	)#	10/21/2036	3,670,000	3,803,751
Bain Capital Credit CLO Series 2018-2A Class A1†	6.668% (3 mo. USD Term SOFR + 1.34%	)#	7/19/2031	1,150,011	1,152,500
Ballyrock CLO 23 Ltd. Series 2023-23A Class A1†	7.304% (3 mo. USD Term SOFR + 1.98%	)#	4/25/2036	2,950,000	2,980,803
Ballyrock CLO 25 Ltd. Series 2023-25A Class A2†	7.774% (3 mo. USD Term SOFR + 2.45%	)#	1/25/2036	3,000,000	3,002,067
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA Class A1R†(a)	5.73% (3 mo. USD Term SOFR + 1.53%	)#	7/20/2037	8,870,000	8,870,000
Benefit Street Partners CLO XVII Ltd. Series 2019-17A Class AR†	6.67% (3 mo. USD Term SOFR + 1.34%	)#	7/15/2032	3,250,000	3,258,665
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A Class B†	7.612% (3 mo. USD Term SOFR + 2.30%	)#	1/25/2036	2,880,000	2,933,952
BlueMountain CLO Ltd. Series 2013-2A Class A1R†	6.766% (3 mo. USD Term SOFR + 1.44%	)#	10/22/2030	897,599	898,628
BlueMountain CLO XXXI Ltd. Series 2021-31A Class A1†	6.738% (3 mo. USD Term SOFR + 1.41%	)#	4/19/2034	2,010,000	2,015,185
Brookhaven Park CLO Ltd. Series 2024-1A Class B1†	7.294% (3 mo. USD Term SOFR + 2.00%	)#	4/19/2037	2,760,000	2,802,048
Carlyle Global Market Strategies CLO Ltd. Series 2012-3A Class A1A2†	6.77% (3 mo. USD Term SOFR + 1.44%	)#	1/14/2032	1,523,003	1,525,898
Carlyle Global Market Strategies CLO Ltd. Series 2014-3RA Class A1A†	6.637% (3 mo. USD Term SOFR + 1.31%	)#	7/27/2031	1,448,952	1,454,236

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Other (continued)
Carlyle U.S. CLO Ltd. Series 2022-6A Class DR†	10.074% (3 mo. USD Term SOFR + 4.75%	)#	10/25/2036		$700,000	$722,533
Carlyle U.S. CLO Ltd. Series 2023-2A Class C†	8.325% (3 mo. USD Term SOFR + 3.00%	)#	7/20/2036		2,860,000	2,907,202
Carlyle U.S. CLO Ltd. Series 2024-1A Class B†	7.294% (3 mo. USD Term SOFR + 2.00%	)#	4/15/2037		3,430,000	3,439,153
CIFC Funding Ltd. Series 2021-1A Class B†	7.135% (3 mo. USD Term SOFR + 1.81%	)#	4/25/2033		1,620,000	1,622,232
Driven Brands Funding LLC Series 2019-2A Class A2†	3.981%		10/20/2049		2,186,950	2,078,775
Dryden 113 CLO Ltd. Series 2022-113A Class BR†	7.575% (3 mo. USD Term SOFR + 2.25%	)#	10/20/2035		3,030,000	3,024,650
Dryden 115 CLO Ltd. Series 2024-115A Class B†	7.301% (3 mo. USD Term SOFR + 2.00%	)#	4/18/2037		4,000,000	4,060,826
Dryden 119 CLO Ltd. Series 2024-119A Class B†	7.322% (3 mo. USD Term SOFR + 2.00%	)#	4/15/2036		4,050,000	4,061,562
Elmwood CLO 24 Ltd. Series 2023-3A Class B†	7.683% (3 mo. USD Term SOFR + 2.35%	)#	12/11/2033		2,930,000	2,947,322
Fairstone Financial Issuance Trust I Series 2020-1A Class D†	6.873%		10/20/2039	CAD	781,000	545,876
Galaxy XXVIII CLO Ltd. Series 2018-28A Class A2†	6.89% (3 mo. USD Term SOFR + 1.56%	)#	7/15/2031		$2,017,252	2,019,720
Generate CLO 14 Ltd. Series 2024-14A Class C†	7.825% (3 mo. USD Term SOFR + 2.50%	)#	4/22/2037		2,680,000	2,727,126
Generate CLO 15 Ltd. Series 2024-15A Class B†	7.371% (3 mo. USD Term SOFR + 2.05%	)#	7/20/2037		6,130,000	6,129,986
GoldenTree Loan Management U.S. CLO Ltd. Series 2022-16A Class BR†	7.825% (3 mo. USD Term SOFR + 2.50%	)#	1/20/2034		3,460,000	3,486,381
GreatAmerica Leasing Receivables Funding LLC Series 2024-1 Class A4†	5.08%		12/16/2030		4,000,000	3,966,138
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031		3,000,000	2,805,213
Lendmark Funding Trust Series 2021-1A Class A†	5.12%		7/20/2032		1,500,000	1,484,516
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.874% (30 day USD SOFR Average + 1.55%	)#	1/17/2037		1,525,082	1,523,176
Madison Park Funding Ltd. Series 2024-58A Class D†	8.973% (3 mo. USD Term SOFR + 3.65%	)#	4/25/2037		2,960,000	2,958,159
Magnetite XXXIX Ltd. Series 2023-39A Class B†	7.474% (3 mo. USD Term SOFR + 2.15%	)#	10/25/2033		4,560,000	4,577,655
Magnetite XXXVIII Ltd. Series 2024-38A Class B†	7.294% (3 mo. USD Term SOFR + 2.00%	)#	4/15/2037		3,490,000	3,499,689

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Other (continued)
Marlette Funding Trust Series 2021-3A Class B†	1.30%		12/15/2031	$136,849	$136,188
MF1 LLC Series 2022-FL9 Class A†	7.47% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	2,777,000	2,788,247
MF1 LLC Series 2024-FL14 Class A†	7.057% (1 mo. USD Term SOFR + 1.74%	)#	3/19/2039	3,820,000	3,820,000	(b)
Neuberger Berman CLO XVII Ltd. Series 2014-17A Class BR2†	7.086% (3 mo. USD Term SOFR + 1.76%	)#	4/22/2029	3,330,000	3,331,661
OHA Credit Partners XII Ltd. Series 2022-12A Class B1R2†	7.276% (3 mo. USD Term SOFR + 1.95%	)#	4/23/2037	3,680,000	3,691,457
OneMain Financial Issuance Trust Series 2018-2A Class A†	3.57%		3/14/2033	14,578	14,533
OneMain Financial Issuance Trust Series 2020-2A Class D†	3.45%		9/14/2035	280,000	250,554
Palmer Square CLO Ltd. Series 2023-IA Class A1†(a)	6.746% (3 mo. USD Term SOFR + 1.40%	)#	7/20/2037	5,380,000	5,384,035	(b)
Post Road Equipment Finance Series 2021-1 Class A2†	4.88%		11/15/2028	1,563,868	1,550,238
Rad CLO 20 Ltd. Series 2023-20A Class C†	8.325% (3 mo. USD Term SOFR + 3.00%	)#	7/20/2036	4,280,000	4,352,699
Rad CLO 24 Ltd. Series 2024-24A Class B†	2.053% (3 mo. USD Term SOFR + 2.00%	)#	7/20/2037	3,680,000	3,679,384
RAD CLO 6 Ltd. Series 2019-6A Class A1†	6.966% (3 mo. USD Term SOFR + 1.64%	)#	1/20/2033	5,490,000	5,501,732
Ready Capital Mortgage Financing LLC Series 2023-FL12 Class A†	7.66% (1 mo. USD Term SOFR + 2.34%	)#	5/25/2038	2,671,941	2,680,290
Regatta XXVIII Funding Ltd. Series 2024-2A Class B1†	7.375% (3 mo. USD Term SOFR + 2.05%	)#	4/25/2037	2,170,000	2,181,421
Rockford Tower CLO Ltd. Series 2018-1A Class A†	6.687% (3 mo. USD Term SOFR + 1.36%	)#	5/20/2031	685,556	687,402
Romark CLO Ltd. Series 2017-1A Class A2R†	7.238% (3 mo. USD Term SOFR + 1.91%	)#	10/23/2030	830,000	832,219
RR Ltd. Series 2022-24A Class A2R†	7.729% (3 mo. USD Term SOFR + 2.40%	)#	1/15/2036	3,410,000	3,413,369
SCF Equipment Leasing LLC Series 2019-2A Class C†	3.11%		6/21/2027	3,592,943	3,578,146
SCF Equipment Leasing LLC Series 2021-1A Class E†	3.56%		8/20/2032	2,252,000	2,138,836
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	4,433,888	4,219,145
Signal Peak CLO 8 Ltd. Series 2020-8A Class A†	6.856% (3 mo. USD Term SOFR + 1.53%	)#	4/20/2033	2,000,000	2,001,357

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Other (continued)
Sixth Street CLO XXII Ltd. Series 2023-22A Class D†	10.325% (3 mo. USD Term SOFR + 5.00%	)#	4/22/2036	$1,400,000	$1,433,980
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	609,127	495,664
Texas Debt Capital CLO Ltd. Series 2024-1A Class B†	7.22% (3 mo. USD Term SOFR + 1.95%	)#	4/22/2037	4,300,000	4,313,028
THL Credit Wind River CLO Ltd. Series 2013-2A Class AR2†	6.589% (3 mo. USD Term SOFR + 1.26%	)#	10/18/2030	2,088,572	2,092,106
TICP CLO IX Ltd. Series 2017-9A Class A†	6.726% (3 mo. USD Term SOFR + 1.40%	)#	1/20/2031	657,029	659,132
TRTX Issuer Ltd. Series 2019-FL3 Class C†	7.535% (1 mo. USD Term SOFR + 2.21%	)#	10/15/2034	186,114	182,085
Valley Stream Park CLO Ltd. Series 2022-1A Class BR†	7.575% (3 mo. USD Term SOFR + 2.25%	)#	10/20/2034	2,860,000	2,861,351
Voya CLO Ltd. Series 2018-1A Class A2†	6.888% (3 mo. USD Term SOFR + 1.56%	)#	4/19/2031	1,990,000	1,985,957
Total					211,750,909

Rec Vehicle Loan 0.21%
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	580,887	578,430
Octane Receivables Trust Series 2022-2A Class B†	5.85%		7/20/2028	3,828,000	3,815,970
Total					4,394,400

Student Loan 0.19%
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1 Class C†	7.124% (30 day USD SOFR Average + 1.80%	)#	6/25/2047	3,864,096	3,883,132
Total Asset-Backed Securities (cost $326,178,550)					327,232,011

CORPORATE BONDS 51.35%

Advertising 0.12%
Clear Channel Outdoor Holdings, Inc.†	7.50%		6/1/2029	3,038,000	2,497,238

Aerospace/Defense 0.91%
Boeing Co.	5.15%		5/1/2030	4,566,000	4,358,762
Boeing Co.†	6.528%		5/1/2034	2,951,000	2,993,519
Boeing Co.†	6.858%		5/1/2054	2,220,000	2,253,002
Bombardier, Inc. (Canada)†(c)	7.25%		7/1/2031	1,959,000	2,002,312
HEICO Corp.	5.35%		8/1/2033	2,117,000	2,099,248

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Aerospace/Defense (continued)
Spirit AeroSystems, Inc.†	9.75%	11/15/2030	$2,540,000	$2,778,196
TransDigm, Inc.	4.625%	1/15/2029	1,421,000	1,309,956
Triumph Group, Inc.†	9.00%	3/15/2028	1,027,000	1,061,461
Total				18,856,456

Agriculture 0.85%
BAT Capital Corp.	3.222%	8/15/2024	3,442,000	3,423,956
BAT Capital Corp.	5.834%	2/20/2031	2,820,000	2,857,610
BAT Capital Corp.	6.343%	8/2/2030	7,000,000	7,302,069
Viterra Finance BV (Netherlands)†(c)	3.20%	4/21/2031	1,208,000	1,038,412
Viterra Finance BV (Netherlands)†(c)	4.90%	4/21/2027	3,013,000	2,960,725
Total				17,582,772

Airlines 0.29%
American Airlines, Inc.†	7.25%	2/15/2028	2,214,000	2,212,667
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026	2,199,000	2,029,665
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(c)	7.875%	5/1/2027	1,956,000	1,772,699
Total				6,015,031

Apparel 0.32%
Tapestry, Inc.	7.00%	11/27/2026	6,500,000	6,675,940

Auto Manufacturers 1.38%
Ford Motor Co.	9.625%	4/22/2030	2,858,000	3,312,563
Ford Motor Credit Co. LLC	3.375%	11/13/2025	5,000,000	4,829,196
Ford Motor Credit Co. LLC	5.125%	6/16/2025	5,000,000	4,963,704
Ford Motor Credit Co. LLC	6.125%	3/8/2034	3,897,000	3,850,046
Ford Otomotiv Sanayi AS (Turkey)†(c)	7.125%	4/25/2029	1,881,000	1,887,678
Hyundai Capital America†	5.40%	1/8/2031	2,417,000	2,399,992
JB Poindexter & Co., Inc.†	8.75%	12/15/2031	1,791,000	1,836,651
Nissan Motor Acceptance Co. LLC†	1.125%	9/16/2024	5,475,000	5,395,284
Total				28,475,114

Auto Parts & Equipment 0.29%
Dornoch Debt Merger Sub, Inc.†	6.625%	10/15/2029	2,592,000	2,242,256
Goodyear Tire & Rubber Co.	5.00%	7/15/2029	2,300,000	2,117,475
Tenneco, Inc.†	8.00%	11/17/2028	1,705,000	1,558,873
Total				5,918,604

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Banks 10.02%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037		$3,200,000	$2,627,427
AIB Group PLC (Ireland)†(c)	5.871% (SOFR + 1.91%	)#	3/28/2035		2,369,000	2,353,580
Akbank TAS (Turkey)†(c)	9.369% (5 yr. CMT + 5.27%	)#	–	(d)	1,542,000	1,533,920
Bank of America Corp.	2.087% (SOFR + 1.06%	)#	6/14/2029		7,537,000	6,650,413
Bank of America Corp.	3.384% (SOFR + 1.33%	)#	4/2/2026		497,000	487,355
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%	)#	7/21/2028		3,956,000	3,755,144
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029		5,514,000	5,252,797
Bank of Montreal (Canada)(c)	7.70% (5 yr. CMT + 3.45%	)#	5/26/2084		3,753,000	3,805,013
Bank of New York Mellon Corp.	4.596% (SOFR + 1.76%	)#	7/26/2030		1,601,000	1,557,817
Bank of New York Mellon Corp.	4.967% (SOFR + 1.61%	)#	4/26/2034		1,595,000	1,551,914
BankUnited, Inc.	5.125%		6/11/2030		1,300,000	1,171,918
Barclays PLC (United Kingdom)(c)	6.496% (SOFR + 1.88%	)#	9/13/2027		10,000,000	10,168,396
BBVA Bancomer SA†	8.125% (5 yr. CMT + 4.21%	)#	1/8/2039		3,475,000	3,565,910
BNP Paribas SA (France)†(c)	2.219% (SOFR + 2.07%	)#	6/9/2026		5,000,000	4,825,657
BNP Paribas SA (France)†(c)	4.375% (5 yr. USD Swap + 1.48%	)#	3/1/2033		1,500,000	1,416,472
BNP Paribas SA (France)†(c)	5.738% (SOFR + 1.88%	)#	2/20/2035		3,432,000	3,424,108
BNP Paribas SA (France)†(c)	8.00% (5 yr. CMT + 3.73%	)#	–	(d)	2,807,000	2,855,314
BPCE SA (France)†(c)	5.936% (SOFR + 1.85%	)#	5/30/2035		1,545,000	1,545,360
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028		4,150,000	3,998,584
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030		3,263,000	3,069,958
Citigroup, Inc.	5.827% (SOFR + 2.06%	)#	2/13/2035		4,464,000	4,420,217

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Banks (continued)
Citigroup, Inc.	6.174% (SOFR + 2.66%	)#	5/25/2034		$5,733,000	$5,824,874
Citizens Financial Group, Inc.	6.645% (SOFR + 2.33%	)#	4/25/2035		3,013,000	3,093,089
Danske Bank AS (Denmark)†(c)	4.298% (1 yr. CMT + 1.75%	)#	4/1/2028		5,657,000	5,461,273
Danske Bank AS (Denmark)†(c)	4.375%		6/12/2028		5,000,000	4,797,014
Danske Bank AS (Denmark)†(c)	6.259% (1 yr. CMT + 1.18%	)#	9/22/2026		7,308,000	7,358,187
Discover Bank	5.974% (5 yr. USD SOFR ICE Swap Rate + 1.73%	)#	8/9/2028		1,475,000	1,456,672
First-Citizens Bank & Trust Co.	2.969% (3 mo. USD Term SOFR + 1.72%	)#	9/27/2025		2,652,000	2,623,043
Freedom Mortgage Corp.†	12.25%		10/1/2030		2,063,000	2,263,194
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032		2,450,000	2,000,901
Intesa Sanpaolo SpA (Italy)†(c)	6.625%		6/20/2033		5,678,000	5,876,720
M&T Bank Corp.	5.053% (SOFR + 1.85%	)#	1/27/2034		2,336,000	2,150,494
Macquarie Bank Ltd. (Australia)†(c)	3.624%		6/3/2030		2,196,000	1,951,453
Macquarie Group Ltd. (Australia)†(c)	2.691% (SOFR + 1.44%	)#	6/23/2032		980,000	808,667
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 mo. USD LIBOR + 1.73%	)#	3/27/2029		2,143,000	2,091,319
Morgan Stanley	4.00%		7/23/2025		3,795,000	3,734,391
Morgan Stanley	4.21% (SOFR + 1.61%	)#	4/20/2028		1,303,000	1,263,145
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%	)#	1/23/2030		12,802,000	12,334,941
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037		2,359,000	2,257,025
NatWest Group PLC (United Kingdom)(c)	3.032% (5 yr. CMT + 2.35%	)#	11/28/2035		4,299,000	3,607,619
NatWest Group PLC (United Kingdom)(c)	5.808% (1 yr. CMT + 1.95%	)#	9/13/2029		6,000,000	6,063,127
NatWest Group PLC (United Kingdom)(c)	7.472% (1 yr. CMT + 2.85%	)#	11/10/2026		2,604,000	2,667,864
NatWest Group PLC (United Kingdom)(c)	8.125% (5 yr. CMT + 3.75%	)#	–	(d)	1,720,000	1,748,435
Royal Bank of Canada (Canada)(c)	6.00%		11/1/2027		1,391,000	1,425,712
Sumitomo Mitsui Financial Group, Inc. (Japan)(c)	6.60% (5 yr. CMT + 2.28%	)#	–	(d)	1,076,000	1,066,974

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Banks (continued)
Truist Financial Corp.	5.711% (SOFR + 1.92%	)#	1/24/2035	$2,583,000	$2,567,681
Truist Financial Corp.	5.867% (SOFR + 2.36%	)#	6/8/2034	2,778,000	2,788,443
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	2,677,000	2,523,062
U.S. Bancorp	4.967% (SOFR + 2.11%	)#	7/22/2033	1,849,000	1,730,056
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	8,000,000	7,312,364
UBS Group AG (Switzerland)†(c)	2.746% (1 yr. CMT + 1.10%	)#	2/11/2033	4,312,000	3,525,532
UBS Group AG (Switzerland)†(c)	5.711% (1 yr. CMT + 1.55%	)#	1/12/2027	6,945,000	6,944,140
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%	)#	8/11/2028	5,490,000	5,627,515
Wells Fargo & Co.	2.164% (3 mo. USD Term SOFR + 1.01%	)#	2/11/2026	2,014,000	1,965,208
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	2,358,000	2,284,222
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	5,300,000	4,862,863
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033	4,718,000	4,070,069
Wells Fargo & Co.	5.389% (SOFR + 2.02%	)#	4/24/2034	3,081,000	3,033,344
Wells Fargo & Co.	5.574% (SOFR + 1.74%	)#	7/25/2029	2,255,000	2,268,349
Yapi ve Kredi Bankasi AS (Turkey)†(c)	9.25% (5 yr. CMT + 5.28%	)#	1/17/2034	1,724,000	1,778,778
Total					207,245,033

Beverages 0.61%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033	8,000,000	7,777,636
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(c)	5.25%		4/27/2029	2,825,000	2,658,819
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034	2,182,000	2,195,280
Total					12,631,735

Biotechnology 0.01%
Baxalta, Inc.	4.00%		6/23/2025	311,000	306,192

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Building Materials 0.49%
AmeriTex HoldCo Intermediate LLC†	10.25%	10/15/2028	$2,425,000	$2,544,608
Eco Material Technologies, Inc.†	7.875%	1/31/2027	1,929,000	1,930,473
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028	3,064,000	2,960,290
St. Mary’s Cement, Inc. (Canada)†(c)	5.75%	4/2/2034	1,182,000	1,162,792
Standard Industries, Inc.†	4.375%	7/15/2030	1,822,000	1,627,313
Total				10,225,476

Chemicals 1.20%
Celanese U.S. Holdings LLC	6.05%	3/15/2025	6,104,000	6,110,174
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028	1,487,000	1,423,263
International Flavors & Fragrances, Inc.†	1.23%	10/1/2025	4,782,000	4,505,570
NOVA Chemicals Corp. (Canada)†(c)	9.00%	2/15/2030	1,945,000	2,059,897
OCP SA (Malaysia)†(c)	3.75%	6/23/2031	3,120,000	2,643,389
Olympus Water U.S. Holding Corp.†	9.75%	11/15/2028	1,450,000	1,543,605
Rain Carbon, Inc.†	12.25%	9/1/2029	2,232,000	2,383,372
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	57,000	56,022
Vibrantz Technologies, Inc.†	9.00%	2/15/2030	2,191,000	2,022,595
WR Grace Holdings LLC†	5.625%	8/15/2029	2,217,000	2,041,758
Total				24,789,645

Coal 0.23%
Indika Energy Tbk. PT (Indonesia)†(c)	8.75%	5/7/2029	2,330,000	2,345,802
SunCoke Energy, Inc.†	4.875%	6/30/2029	2,650,000	2,384,013
Total				4,729,815

Commercial Services 0.83%
Adani Ports & Special Economic Zone Ltd. (India)(c)	4.00%	7/30/2027	2,900,000	2,644,593
Allied Universal Holdco LLC†	7.875%	2/15/2031	1,735,000	1,731,320
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.00%	6/1/2029	2,002,000	1,710,605
Block, Inc.†	6.50%	5/15/2032	2,387,000	2,412,163
ERAC USA Finance LLC†	5.00%	2/15/2029	3,704,000	3,682,498
GXO Logistics, Inc.	6.50%	5/6/2034	2,263,000	2,302,830
JSW Infrastructure Ltd. (India)(c)	4.95%	1/21/2029	2,870,000	2,707,216
Total				17,191,225

Computers 0.40%
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028	5,113,000	4,800,091
McAfee Corp.†	7.375%	2/15/2030	3,730,000	3,456,322
Total				8,256,413

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Distribution/Wholesale 0.06%
Gates Corp.†(a)	6.875%		7/1/2029	$1,212,000	$1,225,154

Diversified Financial Services 3.20%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	1.75%		10/29/2024	7,000,000	6,887,438
Aircastle Ltd.†	2.85%		1/26/2028	5,300,000	4,774,534
Aretec Group, Inc.†	10.00%		8/15/2030	1,401,000	1,534,155
Aviation Capital Group LLC†	5.50%		12/15/2024	4,000,000	3,986,957
Aviation Capital Group LLC†	6.375%		7/15/2030	4,500,000	4,640,059
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	3,500,000	3,277,569
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026	11,371,000	11,020,732
Blue Owl Finance LLC†	6.25%		4/18/2034	1,287,000	1,296,629
Capital One Financial Corp.	5.70% (SOFR + 1.91%	)#	2/1/2030	2,350,000	2,349,769
Coinbase Global, Inc.†	3.625%		10/1/2031	3,325,000	2,647,102
GGAM Finance Ltd. (Ireland)†(c)	8.00%		2/15/2027	2,254,000	2,320,707
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(c)	6.50%		9/15/2024	1,709,812	1,603,917
LPL Holdings, Inc.†	4.00%		3/15/2029	7,000,000	6,492,965
Navient Corp.	5.50%		3/15/2029	3,567,000	3,240,504
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	4,800,000	4,588,346
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	303,000	240,467
Nuveen LLC†	5.85%		4/15/2034	2,890,000	2,898,716
OneMain Finance Corp.	6.625%		1/15/2028	2,354,000	2,340,308
Total					66,140,874

Electric 4.03%
AES Corp.	7.60% (5 yr. CMT + 3.20%	)#	1/15/2055	2,268,000	2,288,146
American Transmission Systems, Inc.†	2.65%		1/15/2032	37,000	30,568
Appalachian Power Co.	5.65%		4/1/2034	3,014,000	2,977,482
Ausgrid Finance Pty. Ltd. (Australia)†(c)	4.35%		8/1/2028	3,780,000	3,612,454
Constellation Energy Generation LLC	5.80%		3/1/2033	5,500,000	5,590,318
Constellation Energy Generation LLC	6.25%		10/1/2039	2,500,000	2,594,268
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%	)#	2/1/2055	1,406,000	1,426,977
Duke Energy Indiana LLC	5.40%		4/1/2053	1,820,000	1,725,551
Entergy Corp.	0.90%		9/15/2025	4,675,000	4,405,938
Entergy Corp.	7.125% (5 yr. CMT + 2.67%	)#	12/1/2054	5,005,000	4,989,378

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Electric (continued)
Entergy Louisiana LLC	5.70%		3/15/2054	$2,836,000	$2,796,204
Eskom Holdings SOC Ltd. (South Africa)†(c)	7.125%		2/11/2025	1,600,000	1,594,278
IPALCO Enterprises, Inc.	4.25%		5/1/2030	9,000,000	8,343,918
IPALCO Enterprises, Inc.†	5.75%		4/1/2034	2,607,000	2,572,641
Minejesa Capital BV (Netherlands)†(c)	4.625%		8/10/2030	2,555,090	2,435,295
National Grid PLC (United Kingdom)(c)	5.809%		6/12/2033	3,995,000	4,012,686
NRG Energy, Inc.†	3.375%		2/15/2029	1,795,000	1,590,435
NRG Energy, Inc.†	4.45%		6/15/2029	6,500,000	6,120,898
Oglethorpe Power Corp.	5.95%		11/1/2039	2,419,000	2,401,613
Oncor Electric Delivery Co. LLC	5.65%		11/15/2033	3,905,000	3,994,766
Palomino Funding Trust I†	7.233%		5/17/2028	3,939,000	4,109,026
Southern Co.	4.475%	(e)	8/1/2024	6,523,000	6,507,981
Talen Energy Supply LLC†	8.625%		6/1/2030	2,524,000	2,708,811
Vistra Operations Co. LLC†	5.125%		5/13/2025	1,430,000	1,424,009
Vistra Operations Co. LLC†	7.75%		10/15/2031	2,965,000	3,082,835
Total					83,336,476

Energy-Alternate Sources 0.26%
Empresa Generadora de Electricidad Haina SA (Dominican Republic)†(c)	5.625%		11/8/2028	2,930,000	2,678,987
Greenko Dutch BV (Netherlands)†(c)	3.85%		3/29/2026	2,758,210	2,596,303
Total					5,275,290

Engineering & Construction 0.56%
Fluor Corp.	4.25%		9/15/2028	1,015,000	958,618
IRB Infrastructure Developers Ltd. (India)†(c)	7.11%		3/11/2032	2,280,000	2,257,200
Jacobs Engineering Group, Inc.	5.90%		3/1/2033	6,000,000	5,966,879
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028	2,521,000	2,319,778
Total					11,502,475

Entertainment 0.38%
Caesars Entertainment, Inc.†	4.625%		10/15/2029	1,525,000	1,378,724
Jacobs Entertainment, Inc.†	6.75%		2/15/2029	1,733,000	1,617,374
Warnermedia Holdings, Inc.	3.788%		3/15/2025	5,000,000	4,918,547
Total					7,914,645

Environmental Control 0.34%
Enviri Corp.†	5.75%		7/31/2027	2,707,000	2,569,364
Madison IAQ LLC†	5.875%		6/30/2029	2,492,000	2,311,861
Veralto Corp.†	5.45%		9/18/2033	2,159,000	2,139,100
Total					7,020,325

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Food 0.07%
NBM U.S. Holdings, Inc.	7.00%	5/14/2026	$1,400,000	$1,396,973

Forest Products & Paper 0.10%
Mercer International, Inc. (Canada)(c)	5.125%	2/1/2029	2,260,000	1,981,124

Gas 0.60%
CenterPoint Energy Resources Corp.	1.75%	10/1/2030	4,513,000	3,657,843
East Ohio Gas Co.†	1.30%	6/15/2025	2,649,000	2,528,714
National Fuel Gas Co.	3.95%	9/15/2027	3,036,000	2,885,505
National Fuel Gas Co.	5.50%	1/15/2026	1,308,000	1,302,969
Southwest Gas Corp.	4.05%	3/15/2032	2,156,000	1,946,879
Total				12,321,910

Hand/Machine Tools 0.36%
Regal Rexnord Corp.	6.05%	2/15/2026	7,500,000	7,523,499

Health Care-Products 0.57%
GE HealthCare Technologies, Inc.	5.65%	11/15/2027	4,744,000	4,801,776
Solventum Corp.†	5.45%	3/13/2031	3,693,000	3,643,658
Solventum Corp.†	5.60%	3/23/2034	3,339,000	3,281,759
Total				11,727,193

Health Care-Services 1.92%
Centene Corp.	2.45%	7/15/2028	6,847,000	6,043,070
Centene Corp.	3.375%	2/15/2030	5,650,000	4,978,491
Centene Corp.	4.25%	12/15/2027	3,500,000	3,333,526
CHS/Community Health Systems, Inc.†	5.625%	3/15/2027	3,738,000	3,543,460
DaVita, Inc.†	4.625%	6/1/2030	2,697,000	2,418,069
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%	12/1/2031	5,329,000	4,309,069
HCA, Inc.	5.60%	4/1/2034	5,205,000	5,162,346
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028	2,136,000	2,275,481
LifePoint Health, Inc.†	9.875%	8/15/2030	3,139,000	3,362,606
LifePoint Health, Inc.†	10.00%	6/1/2032	2,399,000	2,410,704
Molina Healthcare, Inc.†	3.875%	11/15/2030	2,137,000	1,865,106
Total				39,701,928

Holding Companies-Diversified 0.10%
Stena International SA (Luxembourg)†(c)	7.25%	1/15/2031	1,985,000	2,021,051

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Home Builders 0.09%
Landsea Homes Corp.†	8.875%	4/1/2029	$1,948,000	$1,890,144

Housewares 0.11%
Newell Brands, Inc.	6.375%	9/15/2027	2,221,000	2,187,329

Insurance 2.47%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027	1,507,000	1,478,428
Ardonagh Group Finance Ltd. (United Kingdom)†(c)	8.875%	2/15/2032	2,000,000	1,972,551
Assurant, Inc.	2.65%	1/15/2032	515,000	420,684
Assurant, Inc.	3.70%	2/22/2030	2,837,000	2,541,528
Athene Global Funding†	5.62%	5/8/2026	6,877,000	6,869,157
CNO Global Funding†(a)	5.875%	6/4/2027	3,663,000	3,673,468
F&G Global Funding†	5.15%	7/7/2025	3,435,000	3,385,332
GA Global Funding Trust†	3.85%	4/11/2025	4,577,000	4,500,817
Global Atlantic Fin Co.†	4.40%	10/15/2029	6,551,000	6,074,684
Global Atlantic Fin Co.†	7.95%	6/15/2033	1,937,000	2,140,405
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(c)	7.25%	2/15/2031	1,936,000	1,923,293
HUB International Ltd.†	7.375%	1/31/2032	1,293,000	1,298,398
Jackson National Life Global Funding†	5.50%	1/9/2026	5,281,000	5,250,040
Jones Deslauriers Insurance Management, Inc. (Canada)†(c)	8.50%	3/15/2030	2,038,000	2,146,558
New York Life Global Funding†	4.55%	1/28/2033	2,760,000	2,616,827
Principal Life Global Funding II†(a)	5.10%	1/25/2029	4,373,000	4,334,763
Protective Life Corp.	8.45%	10/15/2039	393,000	484,822
Total				51,111,755

Internet 0.32%
EquipmentShare.com, Inc.†	9.00%	5/15/2028	3,009,000	3,108,108
Prosus NV (Netherlands)†(c)	3.257%	1/19/2027	3,870,000	3,584,309
Total				6,692,417

Iron-Steel 0.09%
Cleveland-Cliffs, Inc.†	7.00%	3/15/2032	1,950,000	1,925,559

Leisure Time 0.41%
Carnival Corp.†	6.00%	5/1/2029	3,310,000	3,237,099
Lindblad Expeditions Holdings, Inc.†	9.00%	5/15/2028	1,307,000	1,336,028
NCL Corp. Ltd.†	5.875%	2/15/2027	1,289,000	1,271,280

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Leisure Time (continued)
Royal Caribbean Cruises Ltd.†	6.25%	3/15/2032	$1,176,000	$1,171,375
Royal Caribbean Cruises Ltd.†	7.25%	1/15/2030	1,436,000	1,484,309
Total				8,500,091

Machinery-Diversified 0.44%
Maxim Crane Works Holdings Capital LLC†	11.50%	9/1/2028	2,377,000	2,530,742
nVent Finance SARL (Luxembourg)(c)	4.55%	4/15/2028	6,722,000	6,522,894
Total				9,053,636

Media 0.68%
AMC Networks, Inc.	4.25%	2/15/2029	3,083,000	2,178,257
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	2,600,000	2,216,862
CSC Holdings LLC†	11.75%	1/31/2029	1,650,000	1,312,300
FactSet Research Systems, Inc.	3.45%	3/1/2032	3,397,000	2,932,389
Globo Comunicacao e Participacoes SA (Brazil)†(c)	4.875%	1/22/2030	2,333,000	2,061,268
Gray Television, Inc.†	5.375%	11/15/2031	3,522,000	1,959,475
Nexstar Media, Inc.†	4.75%	11/1/2028	1,665,000	1,470,022
Total				14,130,573

Mining 1.13%
Antofagasta PLC (Chile)†(c)	6.25%	5/2/2034	3,042,000	3,119,343
FMG Resources August 2006 Pty. Ltd. (Australia)†(c)	4.375%	4/1/2031	3,388,000	3,010,408
Glencore Funding LLC†	5.634%	4/4/2034	5,994,000	5,891,341
Glencore Funding LLC†	6.375%	10/6/2030	3,000,000	3,124,018
Hecla Mining Co.	7.25%	2/15/2028	2,021,000	2,037,024
Kinross Gold Corp. (Canada)(c)	6.25%	7/15/2033	1,279,000	1,342,400
Novelis Corp.†	3.875%	8/15/2031	3,514,000	3,011,778
WE Soda Investments Holding PLC (United Kingdom)†(c)	9.50%	10/6/2028	1,730,000	1,778,717
Total				23,315,029

Miscellaneous Manufacturing 0.21%
Calderys Financing LLC (France)†(c)	11.25%	6/1/2028	2,046,000	2,184,142
LSB Industries, Inc.†	6.25%	10/15/2028	2,285,000	2,201,378
Total				4,385,520

Oil & Gas 5.30%
Antero Resources Corp.†	5.375%	3/1/2030	2,334,000	2,235,377
Apache Corp.	4.25%	1/15/2030	4,934,000	4,566,839
Baytex Energy Corp. (Canada)†(c)	8.50%	4/30/2030	1,641,000	1,712,552
Berry Petroleum Co. LLC†	7.00%	2/15/2026	2,433,000	2,397,980

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Oil & Gas (continued)
Borr IHC Ltd./Borr Finance LLC†	10.00%		11/15/2028		$2,216,454	$2,327,997
BP Capital Markets PLC (United Kingdom)(c)	6.45% (5 yr. CMT + 2.15%	)#	–	(d)	1,184,000	1,213,431
California Resources Corp.†(a)	8.25%		6/15/2029		1,996,000	2,000,655
CITGO Petroleum Corp.†	8.375%		1/15/2029		1,500,000	1,553,895
Civitas Resources, Inc.†	8.375%		7/1/2028		2,073,000	2,178,178
Comstock Resources, Inc.†	6.75%		3/1/2029		3,257,000	3,152,989
Continental Resources, Inc.†	5.75%		1/15/2031		11,715,000	11,548,643
Cosan Luxembourg SA (Luxembourg)†(c)	7.25%		6/27/2031		2,653,000	2,670,433
Coterra Energy, Inc.	5.60%		3/15/2034		4,567,000	4,541,812
Crescent Energy Finance LLC†	9.25%		2/15/2028		2,119,000	2,244,765
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(c)	8.50%		10/1/2030		3,749,000	3,939,014
Ecopetrol SA (Colombia)(c)	8.375%		1/19/2036		2,689,000	2,629,398
Encino Acquisition Partners Holdings LLC†	8.75%		5/1/2031		1,982,000	2,051,356
EQT Corp.	5.75%		2/1/2034		2,567,000	2,541,220
EQT Corp.	7.00%		2/1/2030		6,650,000	7,030,566
Medco Maple Tree Pte. Ltd. (Singapore)†(c)	8.96%		4/27/2029		2,550,000	2,643,764
Occidental Petroleum Corp.	6.45%		9/15/2036		2,730,000	2,845,382
Occidental Petroleum Corp.	6.625%		9/1/2030		3,168,000	3,311,605
Ovintiv, Inc.	6.50%		2/1/2038		3,676,000	3,773,123
Pan American Energy LLC (Argentina)†(c)	8.50%		4/30/2032		1,659,000	1,728,836
Patterson-UTI Energy, Inc.	5.15%		11/15/2029		6,000,000	5,845,395
Patterson-UTI Energy, Inc.	7.15%		10/1/2033		1,860,000	1,971,291
PBF Holding Co. LLC/PBF Finance Corp.	6.00%		2/15/2028		1,635,000	1,598,817
Permian Resources Operating LLC†	8.00%		4/15/2027		1,556,000	1,597,790
Petroleos Mexicanos (Mexico)(c)	6.70%		2/16/2032		4,377,000	3,669,919
Precision Drilling Corp. (Canada)†(c)	6.875%		1/15/2029		1,795,000	1,780,715
Rockcliff Energy II LLC†	5.50%		10/15/2029		1,649,000	1,533,091
Talos Production, Inc.†	9.00%		2/1/2029		2,552,000	2,679,388
Transocean, Inc.†	8.50%		5/15/2031		2,942,000	2,941,047
Valaris Ltd.†	8.375%		4/30/2030		2,771,000	2,866,337
Vermilion Energy, Inc. (Canada)†(c)	6.875%		5/1/2030		2,925,000	2,869,347
Vital Energy, Inc.	9.75%		10/15/2030		2,993,000	3,276,036
Total						109,468,983

Oil & Gas Services 0.27%
Kodiak Gas Services LLC†	7.25%		2/15/2029		1,680,000	1,706,707
NOV, Inc.	3.60%		12/1/2029		4,300,000	3,941,681
Total						5,648,388

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Packaging & Containers 0.34%
Clydesdale Acquisition Holdings, Inc.†	8.75%		4/15/2030	$2,634,000	$2,542,816
LABL, Inc.†	9.50%		11/1/2028	2,060,000	2,097,943
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2027	2,500,000	2,491,952
Total					7,132,711

Pharmaceuticals 0.71%
180 Medical, Inc.†	3.875%		10/15/2029	866,000	779,655
Bayer U.S. Finance II LLC†	4.25%		12/15/2025	4,694,000	4,580,386
Bayer U.S. Finance LLC†	6.25%		1/21/2029	4,800,000	4,878,646
Bayer U.S. Finance LLC†	6.375%		11/21/2030	2,557,000	2,615,464
Organon & Co./Organon Foreign Debt Co.-Issuer BV†	5.125%		4/30/2031	2,150,000	1,901,766
Total					14,755,917

Pipelines 2.12%
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.00%		7/15/2029	1,254,000	1,268,087
Cheniere Energy Partners LP	3.25%		1/31/2032	1,700,000	1,441,872
Cheniere Energy, Inc.†	5.65%		4/15/2034	4,427,000	4,392,675
Columbia Pipeline Group, Inc.	4.50%		6/1/2025	5,000,000	4,934,432
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028	2,355,000	2,327,069
EIG Pearl Holdings SARL (Luxembourg)†(c)	3.545%		8/31/2036	3,600,000	3,062,056
Enbridge, Inc. (Canada)(c)	6.20%		11/15/2030	1,573,000	1,645,485
Enbridge, Inc. (Canada)(c)	8.50% (5 yr. CMT + 4.43%	)#	1/15/2084	4,415,000	4,755,847
EQM Midstream Partners LP†	7.50%		6/1/2030	2,061,000	2,178,168
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)(c)	2.16%		3/31/2034	3,444,200	2,925,068
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029	1,838,000	1,884,527
Kinder Morgan Energy Partners LP	4.25%		9/1/2024	1,129,000	1,124,574
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.375%		2/15/2032	2,125,000	2,165,639
NGPL PipeCo LLC†	3.25%		7/15/2031	600,000	510,008
NGPL PipeCo LLC†	4.875%		8/15/2027	3,500,000	3,410,438
Sabine Pass Liquefaction LLC	5.625%		3/1/2025	1,912,000	1,908,576
Venture Global LNG, Inc.†	8.375%		6/1/2031	3,733,000	3,852,155
Total					43,786,676

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
REITS 1.95%
American Tower Corp.	2.95%	1/15/2025	$5,000,000	$4,913,613
American Tower Corp.	3.80%	8/15/2029	3,078,000	2,849,376
American Tower Corp.	5.55%	7/15/2033	3,000,000	2,982,299
Crown Castle, Inc.	2.10%	4/1/2031	3,000,000	2,415,802
Crown Castle, Inc.	3.30%	7/1/2030	8,500,000	7,521,812
EPR Properties	4.95%	4/15/2028	1,994,000	1,905,022
Iron Mountain Information Management Services, Inc.†	5.00%	7/15/2032	2,050,000	1,849,235
Trust Fibra Uno (Mexico)†(c)	7.375%	2/13/2034	2,900,000	2,881,823
VICI Properties LP	6.125%	4/1/2054	1,429,000	1,369,821
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	6,500,000	6,158,229
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	5,831,000	5,461,421
Total				40,308,453

Retail 1.02%
Alimentation Couche-Tard, Inc. (Canada)†(c)	5.267%	2/12/2034	3,559,000	3,495,711
Asbury Automotive Group, Inc.†	5.00%	2/15/2032	2,175,000	1,948,337
Bayer Corp.†	6.65%	2/15/2028	1,527,000	1,569,675
Gap, Inc.†	3.875%	10/1/2031	4,168,000	3,464,597
LBM Acquisition LLC†	6.25%	1/15/2029	1,764,000	1,594,405
Macy’s Retail Holdings LLC†	5.875%	4/1/2029	2,477,000	2,387,319
NMG Holding Co., Inc./Neiman Marcus Group LLC†	7.125%	4/1/2026	1,622,000	1,614,186
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029	1,944,000	1,862,787
Raising Cane’s Restaurants LLC†	9.375%	5/1/2029	1,116,000	1,202,929
Staples, Inc.†	7.50%	4/15/2026	1,920,000	1,920,858
Total				21,060,804

Semiconductors 0.31%
Broadcom, Inc.†	4.15%	4/15/2032	2,413,000	2,205,728
Micron Technology, Inc.	5.30%	1/15/2031	1,888,000	1,877,043
SK Hynix, Inc. (South Korea)†(c)	5.50%	1/16/2029	2,273,000	2,271,085
Total				6,353,856

Software 1.12%
AthenaHealth Group, Inc.†	6.50%	2/15/2030	1,569,000	1,425,088
Atlassian Corp. (Australia)(c)	5.50%	5/15/2034	2,636,000	2,614,270
Cloud Software Group, Inc.†	6.50%	3/31/2029	2,493,000	2,366,365
Cloud Software Group, Inc.†	9.00%	9/30/2029	2,596,000	2,514,101
MSCI, Inc.†	3.625%	11/1/2031	5,500,000	4,789,640
Oracle Corp.	2.875%	3/25/2031	3,491,000	3,003,604

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Software (continued)
RingCentral, Inc.†	8.50%		8/15/2030	$1,850,000	$1,937,816
ROBLOX Corp.†	3.875%		5/1/2030	1,484,000	1,293,943
Workday, Inc.	3.80%		4/1/2032	3,500,000	3,146,406
Total					23,091,233

Telecommunications 1.50%
Altice France SA (France)†(c)	8.125%		2/1/2027	1,525,000	1,176,930
AT&T, Inc.	4.30%		2/15/2030	6,709,000	6,396,933
Frontier Communications Holdings LLC†	5.00%		5/1/2028	1,676,000	1,566,701
Frontier Communications Holdings LLC	5.875%		11/1/2029	3,516,000	3,039,943
Lumen Technologies, Inc.†	4.125%		4/15/2029	386,251	250,315
Lumen Technologies, Inc.†	4.125%		4/15/2030	386,250	248,938
Sprint Capital Corp.	6.875%		11/15/2028	4,500,000	4,755,591
Sprint Capital Corp.	8.75%		3/15/2032	4,500,000	5,382,148
T-Mobile USA, Inc.	3.875%		4/15/2030	7,088,000	6,590,039
Viasat, Inc.†	7.50%		5/30/2031	2,295,000	1,566,699
Total					30,974,237

Transportation 0.15%
Rand Parent LLC†	8.50%		2/15/2030	3,123,000	3,055,431

Trucking & Leasing 0.11%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	2,306,000	2,230,546
Total Corporate Bonds (cost $1,057,552,932)					1,061,544,894

FLOATING RATE LOANS(f) 2.22%

Airlines 0.04%
Mileage Plus Holdings LLC 2020 Term Loan B	10.733% (3 mo. USD Term SOFR + 5.25%	)	6/21/2027	722,222	739,621

Beverages 0.09%
Triton Water Holdings, Inc. Term Loan	8.814% (3 mo. USD Term SOFR + 3.25%	)	3/31/2028	1,873,185	1,872,651

Commercial Services 0.05%
APi Group DE, Inc. 2024 Term Loan B	7.329% (1 mo. USD Term SOFR + 2.00%	)	12/18/2028	1,104,000	1,108,830

Distribution/Wholesale 0.14%
Resideo Funding, Inc. 2024 Term Loan B	–	(g)	2/11/2028	2,858,000	2,870,518

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Diversified Financial Services 0.07%
CPI Holdco B LLC Term Loan	7.321% (3 mo. USD Term SOFR + 2.00%	)	5/17/2031	$1,418,000	$1,419,921

Engineering & Construction 0.13%
AECOM 2024 Term Loan B	7.204% (1 mo. USD Term SOFR + 1.88%	)	4/17/2031	2,701,000	2,721,595

Entertainment 0.35%
Cedar Fair LP 2024 Term Loan B	7.313% (1 mo. USD Term SOFR + 2.00%	)	5/1/2031	1,981,000	1,989,677
Flutter Financing BV Term Loan B (Netherlands)(c)	7.559% (3 mo. USD Term SOFR + 2.25%	)	11/25/2030	5,305,498	5,334,227
Total					7,323,904

Health Care Services 0.30%
DaVita, Inc. 2024 Extended Term Loan B1	7.329% (1 mo. USD Term SOFR + 2.00%	)	5/9/2031	2,108,000	2,105,797
Radnet Management, Inc. 2024 Term Loan B	7.823% (3 mo. USD Term SOFR + 2.50%	)	4/18/2031	2,046,667	2,053,482
Star Parent, Inc. Term Loan B	9.309% (3 mo. USD Term SOFR + 4.00%	)	9/27/2030	1,942,000	1,946,011
Total					6,105,290

Healthcare 0.13%
Hunter Holdco 3 Ltd. USD Term Loan B (United Kingdom)(c)	9.659% (3 mo. USD Term SOFR + 4.25%	)	8/19/2028	2,796,355	2,796,355

Lodging 0.15%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B3	7.175% (1 mo. USD Term SOFR + 1.75%	)	6/21/2028	3,000,000	3,011,880

Machinery: Diversified 0.09%
CD&R Hydra Buyer, Inc. 2024 Term Loan B	9.42% (3 mo. USD Term SOFR + 4.00%	)	3/25/2031	1,855,000	1,868,134

Media 0.26%
Cengage Learning, Inc. 2024 Term Loan B	–		3/22/2031	–	–
Charter Communications Operating LLC 2019 Term Loan B2	7.052% (1 mo. USD Term SOFR + 1.75%	)	2/1/2027	2,048,384	2,049,315
Charter Communications Operating LLC 2023 Term Loan B4	7.302% (3 mo. USD Term SOFR + 2.00%	)	12/7/2030	3,288,935	3,272,704
Total					5,322,019

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Service 0.13%
Red Planet Borrower LLC Term Loan B	8.929% (1 mo. USD Term SOFR + 3.50%	)	10/2/2028	$2,831,739	$2,793,582

Software 0.29%
Cotiviti Corp. 2024 Term Loan	–	(g)	5/1/2031	1,927,000	1,937,849
Modena Buyer LLC Term Loan	–	(g)	4/18/2031	2,081,000	2,039,806
Rocket Software, Inc. 2023 USD Term Loan B	10.079% (1 mo. USD Term SOFR + 4.75%	)	11/28/2028	2,031,957	2,043,743
Total					6,021,398
Total Floating Rate Loans (cost $45,753,201)					45,975,698

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.73%

Brazil 0.11%
Brazil Government International Bonds	6.125%		3/15/2034	2,364,000	2,296,983

Colombia 0.12%
Colombia Government International Bonds	7.50%		2/2/2034	2,600,000	2,584,825

Egypt 0.10%
Egypt Government International Bonds†	7.30%		9/30/2033	2,420,000	1,995,520

Mexico 0.21%
Mexico Government International Bonds	4.875%		5/19/2033	4,735,000	4,398,025

Nigeria 0.09%
Nigeria Government International Bonds	6.125%		9/28/2028	2,000,000	1,783,000

Senegal 0.10%
Senegal Government International Bonds†	6.25%		5/23/2033	2,460,000	2,083,276
Total Foreign Government Obligations (cost $15,204,935)					15,141,629

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.40%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 145 Class A2	2.58%		5/25/2032	6,725,000	5,704,052
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series G07 Class A2	3.123%	#(h)	8/25/2032	2,769,000	2,442,789
Government National Mortgage Association Series 2017-76 Class AS	2.65%		11/16/2050	3,177	2,742
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $8,281,407)					8,149,583

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 19.19%
Federal Home Loan Mortgage Corp.	2.50%	11/1/2050 - 11/1/2051	$14,672,163	$11,964,509
Federal Home Loan Mortgage Corp.	3.00%	10/1/2050 - 1/1/2052	10,157,169	8,658,176
Federal Home Loan Mortgage Corp.	3.50%	2/1/2046	785,429	710,880
Federal Home Loan Mortgage Corp.	4.50%	8/1/2052	2,036,540	1,935,404
Federal Home Loan Mortgage Corp.	5.00%	7/1/2052 - 8/1/2052	4,476,569	4,353,195
Federal National Mortgage Association	2.50%	1/1/2051 - 5/1/2052	15,491,146	12,738,592
Federal National Mortgage Association	3.00%	12/1/2048 - 1/1/2052	1,951,663	1,678,022
Federal National Mortgage Association	3.50%	7/1/2045 - 4/1/2052	15,523,623	13,830,826
Federal National Mortgage Association	4.00%	5/1/2052 - 6/1/2052	3,110,788	2,863,232
Federal National Mortgage Association	5.00%	7/1/2052 - 10/1/2052	6,098,431	5,906,302
Government National Mortgage Association(i)	2.00%	TBA	10,756,000	8,633,227
Government National Mortgage Association(i)	2.50%	TBA	11,221,000	9,354,689
Government National Mortgage Association(i)	3.00%	TBA	17,887,000	15,460,005
Government National Mortgage Association(i)	3.50%	TBA	9,542,000	8,516,052
Government National Mortgage Association(i)	4.50%	TBA	4,386,000	4,148,094
Government National Mortgage Association(i)	5.00%	TBA	19,530,000	18,959,400
Government National Mortgage Association(i)	5.50%	TBA	16,586,000	16,440,607
Government National Mortgage Association(i)	6.00%	TBA	13,598,000	13,664,874
Government National Mortgage Association(i)	6.50%	TBA	14,328,000	14,530,448
Uniform Mortgage-Backed Security(i)	2.00%	TBA	21,484,000	16,595,264
Uniform Mortgage-Backed Security(i)	2.50%	TBA	17,109,000	13,829,638
Uniform Mortgage-Backed Security(i)	3.00%	TBA	7,437,000	6,259,209
Uniform Mortgage-Backed Security(i)	3.50%	TBA	3,356,000	2,943,908
Uniform Mortgage-Backed Security(i)	4.00%	TBA	3,292,000	2,989,006
Uniform Mortgage-Backed Security(i)	5.00%	TBA	11,814,000	11,369,946
Uniform Mortgage-Backed Security(i)	5.50%	TBA	67,063,000	66,544,460
Uniform Mortgage-Backed Security(i)	6.00%	TBA	71,306,000	71,525,129
Uniform Mortgage-Backed Security(i)	6.50%	TBA	20,858,000	21,192,835
Uniform Mortgage-Backed Security(i)	7.00%	TBA	8,816,000	9,051,561
Total Government Sponsored Enterprises Pass-Throughs (cost $398,800,503)				396,647,490

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
MUNICIPAL BONDS 0.08%

Natural Gas 0.08%
Texas Natural Gas Securitization Finance Corp. (cost $1,638,398)	5.102%		4/1/2035	$1,638,398	$1,636,875

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.68%
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(h)	12/25/2059	17,384	16,405
ARZ Trust Series 2024-BILT Class A†	5.772%		6/11/2029	1,600,000	1,602,493
BBCMS Mortgage Trust Series 2019-BWAY Class B†	6.742% (1 mo. USD Term SOFR + 1.42%	)#	11/15/2034	87,000	22,728
BBCMS Mortgage Trust Series 2019-BWAY Class C†	7.042% (1 mo. USD Term SOFR + 1.72%	)#	11/15/2034	350,000	58,517
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%		5/15/2056	2,600,000	2,681,139
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	2,471,000	2,487,981
BRAVO Residential Funding Trust Series 2021-NQM2 Class A1†	0.97%	#(h)	3/25/2060	756,259	706,461
BX Commercial Mortgage Trust Series 2021-ACNT Class A†	6.282% (1 mo. USD Term SOFR + 0.96%	)#	11/15/2038	3,301,127	3,288,963
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	6.12% (1 mo. USD Term SOFR + 0.80%	)#	10/15/2038	2,175,766	2,158,141
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	6.759% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	5,643,804	5,660,680
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.708% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	2,339,917	2,344,705
BX Trust Series 2024-VLT4 Class A†(a)	6.811% (1 mo. USD Term SOFR + 1.49%	)#	7/15/2029	1,600,000	1,596,000
CF Trust Series 2019-BOSS Class A1†	8.614% (1 mo. USD Term SOFR + 3.30%	)#	12/15/2024	222,000	222,537
Chase Home Lending Mortgage Trust Series 2024-RPL2 Class A1B†	3.25%	#(h)	8/25/2064	3,270,000	2,813,309	(b)
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class AS	3.849%		2/10/2049	97,572	88,321
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(h)	11/27/2051	2,338,313	1,922,711

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust Series 2014-CR17 Class AM	4.174%		5/10/2047	$2,170,000	$2,086,017
COMM Mortgage Trust Series 2015-LC21 Class AM	4.043%	#(h)	7/10/2048	2,209,000	2,136,723
Commercial Mortgage Pass-Through Certificates Series 2014-UBS4 Class D†	4.697%	#(h)	8/10/2047	835,000	479,945
Deephaven Residential Mortgage Trust Series 2021-3 Class A1†	1.194%	#(h)	8/25/2066	2,259,231	1,905,930
Ellington Financial Mortgage Trust Series 2020-2 Class A1†	1.178%	#(h)	10/25/2065	37,137	33,005
Ellington Financial Mortgage Trust Series 2023-1 Class A1†	5.732%	(e)	2/25/2068	2,577,606	2,552,747
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2023-DNA2 Class M1B†	8.574% (30 day USD SOFR Average + 3.25%	)#	4/25/2043	2,450,000	2,597,850
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	6.274% (30 day USD SOFR Average + 0.95%	)#	12/25/2041	537,051	536,200
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	7.824% (30 day USD SOFR Average + 2.50%	)#	1/25/2042	5,185,000	5,290,130
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class M1B†	7.724% (30 day USD SOFR Average + 2.40%	)#	2/25/2042	1,800,000	1,846,864
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M1A†	7.424% (30 day USD SOFR Average + 2.10%	)#	3/25/2042	1,450,677	1,467,803
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M1B†	8.824% (30 day USD SOFR Average + 3.50%	)#	3/25/2042	2,639,000	2,778,018
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	7.174% (30 day USD SOFR Average + 1.85%	)#	11/25/2043	7,136,340	7,233,146
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	7.624% (30 day USD SOFR Average + 2.30%	)#	8/25/2042	3,541,614	3,631,969

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class M1†	6.674% (30 day USD SOFR Average + 1.35%	)#	2/25/2044	$2,740,417	$2,747,683
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class M1†	6.524% (30 day USD SOFR Average + 1.20%	)#	5/25/2044	2,400,000	2,403,252
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03 Class 2M2†	9.224% (30 day USD SOFR Average + 3.90%	)#	4/25/2043	4,100,000	4,409,047
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M1†	7.624% (30 day USD SOFR Average + 2.30%	)#	5/25/2043	4,864,726	4,994,408
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M2†	8.874% (30 day USD SOFR Average + 3.55%	)#	5/25/2043	1,900,000	2,040,778
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R08 Class 1M1†	6.824% (30 day USD SOFR Average + 1.50%	)#	10/25/2043	2,667,597	2,680,903
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R08 Class 1M2†	7.824% (30 day USD SOFR Average + 2.50%	)#	10/25/2043	1,415,000	1,465,899
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R02 Class 1M2†	7.124% (30 day USD SOFR Average + 1.80%	)#	2/25/2044	1,725,000	1,742,369
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R03 Class 2M2†	7.274% (30 day USD SOFR Average + 1.95%	)#	3/25/2044	3,550,000	3,580,300
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R04 Class 1M2†	6.974% (30 day USD SOFR Average + 1.65%	)#	5/25/2044	1,600,000	1,602,968
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R05 Class 1B1†	9.538% (30 day USD SOFR Average + 4.21%	)#	7/25/2039	1,065,312	1,117,221

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05 Class 2M1†	7.224% (30 day USD SOFR Average + 1.90%	)#	4/25/2042	$1,371,488	$1,383,337
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R06 Class 1M1†	8.074% (30 day USD SOFR Average + 2.75%	)#	5/25/2042	1,730,378	1,784,892
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.874% (30 day USD SOFR Average + 2.55%	)#	7/25/2042	5,562,177	5,731,158
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.73% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	3,901,369	4,017,804
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	7.624% (30 day USD SOFR Average + 2.30%	)#	1/25/2043	2,601,402	2,668,300
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	7.824% (30 day USD SOFR Average + 2.50%	)#	4/25/2043	2,370,356	2,412,683
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(h)	6/1/2051	4,740,440	3,730,845
GS Mortgage Securities Corp. Trust Series 2023-FUN Class A†	7.408% (1 mo. USD Term SOFR + 2.09%	)#	3/15/2028	2,500,000	2,516,819
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(h)	7/25/2051	1,953,039	1,537,334
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(h)	1/25/2053	5,895,337	4,821,628
Hltn Commercial Mortgage Trust Series 2024-DPLO Class D†(a)	8.659% (1 mo. USD Term SOFR + 3.34%	)#	6/15/2041	400,000	399,000
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.805%	#(h)	6/10/2027	100,000	2,102
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class A†	6.634% (1 mo. USD Term SOFR + 1.32%	)#	11/15/2035	10,000	9,531
JP Morgan Mortgage Trust Series 2021-10 Class A3†	2.50%	#(h)	12/25/2051	3,649,030	2,876,432

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(h)	6/25/2052	$5,847,065	$4,793,239
JP Morgan Mortgage Trust Series 2021-4 Class A3†	2.50%	#(h)	8/25/2051	5,675,773	4,467,684
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(h)	5/25/2052	1,780,616	1,461,870
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(h)	7/25/2052	2,622,624	2,151,515
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(h)	8/25/2052	3,847,818	3,156,624
JP Morgan Mortgage Trust Series 2022-4 Class A2A†	3.00%	#(h)	10/25/2052	2,628,097	2,152,725
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(h)	10/25/2052	2,190,081	1,793,938
MTN Commercial Mortgage Trust Series 2022-LPFL Class A†	6.717% (1 mo. USD Term SOFR + 1.40%	)#	3/15/2039	2,200,000	2,177,077
PFP Ltd. Series 2023-10 Class A†	7.686% (1 mo. USD Term SOFR + 2.36%	)#	9/16/2038	4,640,000	4,656,364
Ready Capital Mortgage Financing LLC Series 2022-FL8 Class A†	6.974% (30 day USD SOFR Average + 1.65%	)#	1/25/2037	4,231,110	4,228,466
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(h)	1/26/2060	9,335	8,955
SG Commercial Mortgage Securities Trust Series 2019-787E Class X†(j)	0.305%	#(h)	2/15/2041	1,217,000	17,350
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	6.317% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	1,755,000	1,744,279
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(h)	2/25/2050	5,514	5,162
Verus Securitization Trust Series 2020-1 Class A1†	3.417%	(e)	1/25/2060	33,452	32,010
Verus Securitization Trust Series 2021-5 Class A1†	1.013%	#(h)	9/25/2066	–	–
Verus Securitization Trust Series 2021-8 Class A1†	1.824%	#(h)	11/25/2066	1,100,234	962,961
Vista Point Securitization Trust Series 2020-2 Class A1†	1.475%	#(h)	4/25/2065	88,264	80,597
Total Non-Agency Commercial Mortgage-Backed Securities (cost $159,467,704)					158,814,947

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
U.S. TREASURY OBLIGATIONS 16.85%
U.S. Treasury Bonds	3.875%	2/15/2043	$21,796,000	$19,489,966
U.S. Treasury Bonds	4.25%	2/15/2054	42,168,000	39,562,149
U.S. Treasury Bonds	4.375%	8/15/2043	129,610,000	123,807,928
U.S. Treasury Bonds	4.625%	5/15/2054	20,260,000	20,237,841
U.S. Treasury Notes	4.625%	4/30/2029	45,162,000	45,387,810
U.S. Treasury Notes	4.875%	4/30/2026	99,928,000	99,900,676
Total U.S. Treasury Obligations (cost $355,928,612)				348,386,370
Total Long-Term Investments (cost $2,368,806,242)				2,363,529,497

SHORT-TERM INVESTMENTS 1.71%

REPURCHASE AGREEMENTS 1.71%
Repurchase Agreement dated 5/31/2024, 2.800% due 6/3/2024 with Fixed Income Clearing Corp. collateralized by $18,123,600 of U.S. Treasury Note at 0.750% due 5/31/2026; value: $16,695,720; proceeds: $16,372,052 (cost $16,368,233)			16,368,233	16,368,233
Repurchase Agreement dated 5/31/2024, 5.340% due 6/3/2024 with JPMorgan Securities LLC collateralized by $19,582,000 of U.S. Treasury Bond at 2.875% due 6/15/2025; value: $19,387,755; proceeds: $19,008,455 (cost $19,000,000)			19,000,000	19,000,000
Total Repurchase Agreements (cost $35,368,233)				35,368,233
Total Investments in Securities 116.04% (cost $2,404,174,475)				2,398,897,730
Other Assets and Liabilities – Net(k) (16.04)%				(331,585,659)
Net Assets 100.00%				$2,067,312,071

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2024, the total value of Rule 144A securities was $1,026,048,059, which represents 49.63% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2024.
(a)	Securities purchased on a when-issued basis (See Note 2(j)).
(b)	Level 3 Investment as described in Note 2(u) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2024

(d)	Security is perpetual in nature and has no stated maturity.
(e)	Step Bond – Security with a predetermined schedule of interest rate changes.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2024.
(g)	Interest Rate to be determined.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(k)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at May 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Toronto Dominion Bank	8/9/2024	684,000	$498,839	$502,534	$(3,695)

Futures Contracts at May 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	September 2024	191	Short	$(21,554,293)	$(21,397,969)	$156,324
U.S. 5-Year Treasury Note	September 2024	30	Short	(3,177,153)	(3,173,906)	3,247
Total Unrealized Appreciation on Futures Contracts						$159,571

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2024	2,409	Long	$490,917,586	$490,720,831	$(196,755)
U.S. Ultra Treasury Bond	September 2024	561	Long	69,610,106	68,687,438	(922,668)
Total Unrealized Depreciation on Futures Contracts						$(1,119,423)

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(concluded)

CORE PLUS BOND FUND May 31, 2024

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$206,366,874	$5,384,035	$211,750,909
Remaining Industries	–	115,481,102	–	115,481,102
Corporate Bonds	–	1,061,544,894	–	1,061,544,894
Floating Rate Loans	–	45,975,698	–	45,975,698
Foreign Government Obligations	–	15,141,629	–	15,141,629
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	8,149,583	–	8,149,583
Government Sponsored Enterprises Pass-Throughs	–	396,647,490	–	396,647,490
Municipal Bonds	–	1,636,875	–	1,636,875
Non-Agency Commercial Mortgage-Backed Securities	–	156,001,638	2,813,309	158,814,947
U.S. Treasury Obligations	–	348,386,370	–	348,386,370
Short-Term Investments
Repurchase Agreements	–	35,368,233	–	35,368,233
Total	$–	$2,390,700,386	$8,197,344	$2,398,897,730
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(3,695)	–	(3,695)
Futures Contracts
Assets	159,571	–	–	159,571
Liabilities	(1,119,423)	–	–	(1,119,423)
Total	$(959,852)	$(3,695)	$–	$(963,547)

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level3 investment was not considered to be material to the Fund’s net assets at the beginning or end of the period.

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
LONG-TERM INVESTMENTS 93.87%

ASSET-BACKED SECURITIES 2.73%

Other 2.73%
AGL CLO 29 Ltd. Series 2024-29A Class D†	9.083% (3 mo. USD Term SOFR + 3.75%	)#	4/21/2037	$5,000,000	$5,037,182
Bain Capital Credit CLO Ltd. Series 2022-5A Class DR†	9.573% (3 mo. USD Term SOFR + 4.25%	)#	1/24/2037	4,500,000	4,553,456
Bain Capital Credit CLO Ltd. Series 2023-3 Class E†	13.873% (3 mo. USD Term SOFR + 8.55%	)#	7/24/2036	3,000,000	3,179,131
Ballyrock CLO 22 Ltd. Series 2024-22A Class C†	8.823% (3 mo. USD Term SOFR + 3.50%	)#	4/15/2037	7,400,000	7,399,690
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class DAR4†	9.021% (3 mo. USD Term SOFR + 3.70%	)#	4/20/2034	8,500,000	8,560,431
Carlyle U.S. CLO Ltd. Series 2024-1A Class D†	9.194% (3 mo. USD Term SOFR + 3.90%	)#	4/15/2037	9,250,000	9,315,222
CIFC Funding Ltd. Series 2013-1A Class CR†	9.139% (3 mo. USD Term SOFR + 3.81%	)#	7/16/2030	6,750,000	6,758,002
Dryden 115 CLO Ltd. Series 2024-115A Class D†	9.101% (3 mo. USD Term SOFR + 3.80%	)#	4/18/2037	8,850,000	8,852,215
Elmwood CLO 28 Ltd. Series 2024-4A Class D†	8.643% (3 mo. USD Term SOFR + 3.30%	)#	4/17/2037	5,750,000	5,750,000
Generate CLO 15 Ltd. Series 2024-15A Class D†	9.071% (3 mo. USD Term SOFR + 3.75%	)#	7/20/2037	9,520,000	9,519,857
Generate CLO 16 Ltd. Series 2024-16A Class D1†(a)	7.33% (3 mo. USD Term SOFR + 3.25%	)#	7/20/2037	13,500,000	13,500,000
GoldenTree Loan Management U.S. CLO 7 Ltd. Series 2020-7A Class DR†	8.736% (3 mo. USD Term SOFR + 3.41%	)#	4/20/2034	6,000,000	6,047,407
Invesco U.S. CLO Ltd. Series 2023-2A Class D†	10.275% (3 mo. USD Term SOFR + 4.95%	)#	4/21/2036	2,500,000	2,555,037
KKR CLO 45a Ltd. Series 2024-45A Class D†	9.203% (3 mo. USD Term SOFR + 3.90%	)#	4/15/2035	12,000,000	12,079,808
Madison Park Funding Ltd. Series 2024-69A Class D1†	8.693% (3 mo. USD Term SOFR + 3.35%	)#	7/25/2037	7,850,000	7,850,000
OCP CLO Ltd. Series 2023-30A Class D†	9.819% (3 mo. USD Term SOFR + 4.50%	)#	1/24/2037	1,250,000	1,261,097
OCP CLO Ltd. Series 2024-31A Class D†	9.243% (3 mo. USD Term SOFR + 3.95%	)#	4/20/2037	4,080,000	4,113,902

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Other (continued)
Regatta XV Funding Ltd. Series 2018-4A Class C†	8.885% (3 mo. USD Term SOFR + 3.56%	)#	10/25/2031	$11,500,000	$11,518,297
Regatta XXVIII Funding Ltd. Series 2024-2A Class D1†	9.325% (3 mo. USD Term SOFR + 4.00%	)#	4/25/2037	11,850,000	11,940,489
Total Asset-Backed Securities (cost $139,260,775)					139,791,223

				Shares

COMMON STOCKS 0.38%

Electric-Generation 0.00%
Frontera Generation Holdings LLC*				209,679	65,525

Machinery 0.02%
TNT Crane & Rigging, Inc.*				528,781	1,169,928

Miscellaneous Financials 0.28%
Utex Industries*				297,535	14,132,912

Transportation Infrastructure 0.08%
ACBL Holdings Corp.*				95,210	4,189,240
Total Common Stocks (cost $24,088,825)					19,557,605

	Interest Rate		Maturity Date	Principal Amount†

CONVERTIBLE BONDS 0.12%

Commercial Services 0.12%
Sabre GLBL, Inc. (cost $5,940,171)	4.00%		4/15/2025	$6,252,000	5,967,534

CORPORATE BONDS 7.98%

Airlines 0.12%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(b)	9.50%		6/1/2028	6,785,000	6,177,847

Building Materials 0.14%
Smyrna Ready Mix Concrete LLC†	8.875%		11/15/2031	6,812,000	7,178,274

Chemicals 0.63%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	8,321,000	7,964,338
Kobe U.S. Midco 2, Inc.†	9.25%		11/1/2026	6,142,500	5,113,631
LSF11 A5 HoldCo LLC†	6.625%		10/15/2029	10,297,000	9,720,757
SCIL IV LLC/SCIL USA Holdings LLC†	5.375%		11/1/2026	9,917,000	9,543,919
Total					32,342,645

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Commercial Services 0.44%
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.00%		6/1/2029		$5,677,000	$4,850,700
Alta Equipment Group, Inc.†(a)	9.00%		6/1/2029		7,917,000	7,665,752
WASH Multifamily Acquisition, Inc.†	5.75%		4/15/2026		10,400,000	10,118,963
Total						22,635,415

Computers 0.06%
Ahead DB Holdings LLC	6.625%		5/1/2028		3,337,000	3,098,104

Diversified Financial Services 0.83%
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(b)	6.50%		9/15/2024		16,874,141	15,829,059
Jefferson Capital Holdings LLC†	6.00%		8/15/2026		9,907,000	9,815,069
Navient Corp.	9.375%		7/25/2030		6,951,000	7,273,450
PRA Group, Inc.†	5.00%		10/1/2029		11,546,000	9,800,976
Total						42,718,554

Electronics 0.01%
EquipmentShare.com, Inc.†	8.625%		5/15/2032		660,000	684,299

Energy-Alternate Sources 0.13%
Sunnova Energy Corp.†	5.875%		9/1/2026		9,064,000	6,440,833

Food 0.14%
Sigma Holdco BV (Netherlands)†(b)	7.875%		5/15/2026		7,522,000	7,322,893

Hand/Machine Tools 0.21%
IMA Industria Macchine Automatiche SpA†	7.652% (3 mo. EURIBOR + 3.75%	)#	4/15/2029	EUR	2,771,000	3,032,981
IMA Industria Macchine Automatiche SpA	7.654% (3 mo. EURIBOR + 3.75%	)#	4/15/2029	EUR	7,160,000	7,836,932
Total						10,869,913

Health Care-Services 0.24%
LifePoint Health, Inc.†	10.00%		6/1/2032		$7,242,000	7,277,330
LifePoint Health, Inc.†	11.00%		10/15/2030		4,608,000	5,082,142
Total						12,359,472

Internet 0.29%
EquipmentShare.com, Inc.†	9.00%		5/15/2028		6,934,000	7,162,385
ION Trading Technologies SARL (Luxembourg)†(b)	9.50%		5/30/2029		4,782,000	4,820,830
Millennium Escrow Corp.†	6.625%		8/1/2026		6,100,000	3,096,520
Total						15,079,735

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Machinery-Diversified 0.24%
Mangrove Luxco III SARL	7.775%		10/9/2025	EUR	7,004,919	$7,608,513
Nova Alexandre III SAS†	9.114% (3 mo. EURIBOR + 5.25%	)#	7/15/2029	EUR	4,456,000	4,830,387
Total						12,438,900

Media 0.04%
McGraw-Hill Education, Inc.†	5.75%		8/1/2028		$2,057,000	1,921,181

Metal Fabricate-Hardware 0.10%
Park-Ohio Industries, Inc.	6.625%		4/15/2027		5,129,000	4,910,202

Mining 0.21%
Arsenal AIC Parent LLC†	11.50%		10/1/2031		9,525,000	10,630,605
Mirabela Nickel Ltd.	Zero Coupon		9/10/2044		51,005	–	(c)
Total						10,630,605

Miscellaneous Manufacturing 0.16%
LSB Industries, Inc.†	6.25%		10/15/2028		8,262,000	7,959,646

Office/Business Equipment 0.11%
Xerox Holdings Corp.†	8.875%		11/30/2029		5,714,000	5,539,540

Oil & Gas 0.80%
Baytex Energy Corp. (Canada)†(b)	8.50%		4/30/2030		5,404,000	5,639,627
Berry Petroleum Co. LLC†	7.00%		2/15/2026		8,561,000	8,437,777
CITGO Petroleum Corp.†	7.00%		6/15/2025		10,200,000	10,218,788
Crescent Energy Finance LLC†	7.625%		4/1/2032		3,523,000	3,592,842
Encino Acquisition Partners Holdings LLC†	8.50%		5/1/2028		7,253,000	7,420,544
Seadrill Finance Ltd.†	8.375%		8/1/2030		5,228,000	5,491,768
Total						40,801,346

Pharmaceuticals 0.53%
Curaleaf Holdings, Inc.	8.00%		12/15/2026		8,022,000	7,540,680
Organon & Co./Organon Foreign Debt Co.-Issuer BV†	6.75%		5/15/2034		14,312,000	14,278,450
Trulieve Cannabis Corp.	8.00%		10/6/2026		5,500,000	5,350,812
Total						27,169,942

Pipelines 0.30%
Northriver Midstream Finance LP (Canada)†(b)	5.625%		2/15/2026		15,785,000	15,581,389

REITS 0.15%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%		2/1/2027		8,259,000	7,750,284

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†		Fair Value
Retail 0.85%
Cougar JV Subsidiary LLC†	8.00%	5/15/2032		$4,047,000	$4,174,267
Evergreen Acqco 1 LP/TVI, Inc.†	9.75%	4/26/2028		8,638,000	9,167,832
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(b)	8.75%	1/15/2032		9,552,000	9,193,901
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		11,756,000	8,921,689
Park River Holdings, Inc.†	5.625%	2/1/2029		5,811,000	4,734,412
Victoria’s Secret & Co.†	4.625%	7/15/2029		9,139,000	7,460,823
Total					43,652,924

Software 0.35%
Dye & Durham Ltd. (Canada)†(b)	8.625%	4/15/2029		9,534,000	9,661,155
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL†	8.75%	5/1/2029		7,966,000	8,062,792
Total					17,723,947

Telecommunications 0.27%
Altice France SA	2.125%	2/15/2025	EUR	2,590,000	2,540,103
Altice France SA	2.50%	1/15/2025	EUR	6,675,000	6,538,830
Lumen Technologies, Inc.†	4.00%	2/15/2027		$9,422,000	4,861,752
Total					13,940,685

Transportation 0.63%
Carriage Purchaser, Inc.†	7.875%	10/15/2029		6,974,000	6,377,387
Rand Parent LLC†	8.50%	2/15/2030		17,824,000	17,438,362
Seaspan Corp. (Hong Kong)†(b)	5.50%	8/1/2029		9,592,000	8,554,180
Total					32,369,929
Total Corporate Bonds (cost $419,102,319)					409,298,504

			Shares
EXCHANGE-TRADED FUNDS 1.00%

Exchange-Traded Funds 0.50%
Invesco Senior Loan ETF				1,218,309	25,730,686

Miscellaneous Financials 0.50%
SPDR Blackstone Senior Loan ETF				610,714	25,704,952
Total Exchange-Traded Funds (cost $51,407,661)					51,435,638

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
FLOATING RATE LOANS(d) 81.09%

Advertising 0.25%
Summer BC Holdco B SARL 2024 USD Term Loan B	10.569% (3 mo. USD Term SOFR + 5.00%	)	2/5/2029	$12,626,484	$12,689,679

Aerospace 0.91%
Arcline FM Holdings LLC 2021 1st Lien Term Loan	10.321% (3 mo. USD Term SOFR + 4.75%	)	6/23/2028	18,002,036	18,158,024
Atlas CC Acquisition Corp. Term Loan B	9.859% (3 mo. USD Term SOFR + 4.25%	)	5/25/2028	13,628,282	11,771,428
Atlas CC Acquisition Corp. Term Loan C	9.859% (3 mo. USD Term SOFR + 4.25%	)	5/25/2028	2,771,853	2,394,188
Cobham Ultra SeniorCo SARL USD Term Loan B	9.012% (6 mo. USD Term SOFR + 3.50%	)	8/3/2029	49,875	49,358
Peraton Corp. 2nd Lien Term Loan B1	13.177% (3 mo. USD Term SOFR + 7.75%	)	2/1/2029	14,171,523	14,286,667
Total					46,659,665

Aerospace/Defense 1.48%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(b)	0.50%		3/6/2025	11,853,804	10,673,402
Barnes Group, Inc. 2024 Term Loan	7.829% (1 mo. USD Term SOFR + 2.50%	)	9/3/2030	9,811,339	9,880,803
Doncasters Finance U.S. LLC 2024 Delayed Draw Term Loan (Jersey)(b)(e)	–	(f)	4/23/2030	418,727	417,680
Doncasters Finance U.S. LLC 2024 Term Loan (Jersey)(b)	–	(f)	4/23/2030	4,187,273	4,176,805
Dynasty Acquisition Co., Inc. 2024 Term Loan B1	8.829% (1 mo. USD Term SOFR + 3.50%	)	8/24/2028	10,989,246	11,093,534
Dynasty Acquisition Co., Inc. 2024 Term Loan B2	8.829% (1 mo. USD Term SOFR + 3.50%	)	8/24/2028	4,237,171	4,277,382
Kaman Corp. 2024 Term Loan	8.827% (3 mo. USD Term SOFR + 3.50%	)	4/21/2031	14,169,263	14,288,852
TransDigm, Inc. 2023 Term Loan J	8.559% (3 mo. USD Term SOFR + 3.25%	)	2/28/2031	10,178,490	10,230,655
TransDigm, Inc. 2024 Term Loan K	8.059% (3 mo. USD Term SOFR + 2.75%	)	3/22/2030	10,892,071	10,952,032
Total					75,991,145

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Airlines 1.33%
American Airlines, Inc. 2023 1st Lien Term Loan	8.775% (6 mo. USD Term SOFR + 3.50%	)	6/4/2029	$9,554,000	$9,549,032
American Airlines, Inc. 2021 Term Loan	10.336% (3 mo. USD Term SOFR + 4.75%	)	4/20/2028	27,382,578	28,490,751
Mileage Plus Holdings LLC 2020 Term Loan B	10.733% (3 mo. USD Term SOFR + 5.25%	)	6/21/2027	14,518,989	14,868,752
United Airlines, Inc. 2024 Term Loan B	8.071% (1 mo. USD Term SOFR + 2.75%	)	2/22/2031	15,079,433	15,157,544
Total					68,066,079

Auto Parts & Equipment 0.87%
Autokiniton U.S. Holdings, Inc. 2024 Term Loan B	9.444% (1 mo. USD Term SOFR + 4.00%	)	4/6/2028	14,160,424	14,295,727
Clarios Global LP 2024 Term Loan B (Canada)(b)	8.329% (1 mo. USD Term SOFR + 3.00%	)	5/6/2030	9,665,188	9,734,680
RealTruck Group, Inc. 2023 Incremental Term Loan	10.444% (1 mo. USD Term SOFR + 5.00%	)	1/31/2028	3,930,000	3,944,757
Tenneco, Inc. 2022 Term Loan B	–	(f)	11/17/2028	16,935,000	16,575,131
Total					44,550,295

Automobile Manufacturers 0.00%
American Trailer World Corp. Term Loan B	9.179% (1 mo. USD Term SOFR + 3.75%	)	3/3/2028	49,998	49,175

Banks 0.44%
AqGen Island Holdings, Inc. Term Loan	8.944% (1 mo. USD Term SOFR + 3.50%	)	8/2/2028	13,195,416	13,232,562
Chrysaor Bidco SARL USD Term Loan B (Luxembourg)(b)	–	(f)	5/14/2031	9,427,000	9,474,135
Total					22,706,697

Beverages 0.75%
Pegasus BidCo BV 2024 USD Term Loan (Netherlands)(b)	9.072% (3 mo. USD Term SOFR + 3.75%	)	7/12/2029	16,477,168	16,587,071
Triton Water Holdings, Inc. 2024 Incremental Term Loan B	9.302% (3 mo. USD Term SOFR + 4.00%	)	3/31/2028	8,842,153	8,888,574
Triton Water Holdings, Inc. Term Loan	8.814% (3 mo. USD Term SOFR + 3.25%	)	3/31/2028	13,219,283	13,215,515
Total					38,691,160

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Building & Construction 0.44%
Legence Holdings LLC 2021 Term Loan	8.929% (1 mo. USD Term SOFR + 3.50%	)	12/16/2027		$12,565,618	$12,633,660
USIC Holdings, Inc. 2021 2nd Lien Term Loan	12.064% (3 mo. USD Term SOFR + 6.50%	)	5/14/2029		9,981,000	10,003,857
Total						22,637,517

Building Materials 1.41%
ACProducts, Inc. 2021 Term Loan B	9.814% (3 mo. USD Term SOFR + 4.25%	)	5/17/2028		17,802,245	15,156,653
Clay Holdco BV 2023 EUR Term Loan B2	8.615% (3 mo. EURIBOR + 4.75%	)	12/31/2029	EUR	9,443,000	9,958,667
Cornerstone Building Brands, Inc. 2024 Term Loan B	9.817% (1 mo. USD Term SOFR + 4.50%	)	5/2/2031		$12,354,797	12,385,684
Emrld Borrower LP Term Loan B	7.829% (1 mo. USD Term SOFR + 2.50%	)	5/31/2030		13,312,597	13,413,373
Icebox Holdco III, Inc. 2021 1st Lien Term Loan	9.321% (3 mo. USD Term SOFR + 3.75%	)	12/22/2028		2,588,020	2,596,108
Quikrete Holdings, Inc. 2024 Term Loan B	7.829% (1 mo. USD Term SOFR + 2.50%	)	4/14/2031		7,307,788	7,343,889
Quikrete Holdings, Inc. 2024 Term Loan B1	7.579% (1 mo. USD Term SOFR + 2.25%	)	3/19/2029		6,388,884	6,418,848
Smyrna Ready Mix Concrete LLC 2023 Term Loan	8.821% (1 mo. USD Term SOFR + 3.50%	)	4/2/2029		5,139,790	5,184,763
Total						72,457,985

Chemicals 2.30%
Aruba Investments Holdings LLC 2020 2nd Lien Term Loan	13.179% (3 mo. USD Term SOFR + 7.75%	)	11/24/2028		3,731,900	3,629,273
DCG Acquisition Corp. Term Loan B	9.929% (1 mo. USD Term SOFR + 4.50%	)	9/30/2026		16,848,320	16,995,743
Hexion Holdings Corp. 2022 USD Term Loan	9.977% (3 mo. USD Term SOFR + 4.50%	)	3/15/2029		49,284	49,419
INEOS Quattro Holdings U.K. Ltd. EUR Term Loan B	6.522% (1 mo. EURIBOR + 2.75%	)	1/29/2026	EUR	10,908,461	11,879,599
INEOS U.S. Finance LLC 2024 USD Term Loan B	9.079% (1 mo. USD Term SOFR + 3.75%	)	2/7/2031		$14,288,824	14,381,058

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Chemicals (continued)
LSF11 A5 Holdco LLC 2023 Incremental Term Loan B	9.679% (1 mo. USD Term SOFR + 4.25%	)	10/15/2028		$7,785,623	$7,819,724
LSF11 A5 Holdco LLC Term Loan	8.944% (1 mo. USD Term SOFR + 3.50%	)	10/15/2028		4,013,822	4,028,252
Nouryon Finance BV 2024 Incremental Term Loan B (Netherlands)(b)	8.82% (1 mo. USD Term SOFR + 3.50%	)	4/3/2028		4,769,783	4,817,480
Nouryon Finance BV 2024 USD Term Loan B (Netherlands)(b)	8.826% (3 mo. USD Term SOFR + 3.50%	)	4/3/2028		19,890,367	20,056,153
Olympus Water U.S. Holding Corp. 2021 USD Term Loan B	9.321% (3 mo. USD Term SOFR + 3.75%	)	11/9/2028		8,067,620	8,112,516
Olympus Water U.S. Holding Corp. 2024 Term Loan	9.576% (3 mo. USD Term SOFR + 4.25%	)	11/9/2028		2,923,824	2,947,127
Plaskolite LLC 2021 Term Loan	9.442% (1 mo. USD Term SOFR + 4.00%	)	12/15/2025		14,575,527	14,308,357
PMHC II, Inc. 2022 Term Loan B	9.706% (3 mo. USD Term SOFR + 4.25%	)	4/23/2029		8,790,359	8,692,654
Total						117,717,355

Commercial Services 5.47%
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B	9.179% (1 mo. USD Term SOFR + 3.75%	)	5/12/2028		21,811,745	21,839,119
Amentum Government Services Holdings LLC Term Loan B	9.444% (1 mo. USD Term SOFR + 4.00%	)	1/29/2027		5,641,141	5,683,450
AVSC Holding Corp. 2020 Term Loan B1	8.929% (1 mo. USD Term SOFR + 3.25%	)	3/3/2025		12,732,782	12,699,168
AVSC Holding Corp. 2020 Term Loan B2	–	(f)	10/15/2026		3,515,000	3,530,378
BCP V Modular Services Holdings IV Ltd. EUR Term Loan B	8.327% (3 mo. EURIBOR + 4.43%	)	12/15/2028	EUR	11,475,000	12,495,268
Boluda Towage SL 2024 EUR Term Loan B	7.514% (1 mo. EURIBOR + 3.75%	)	1/31/2030	EUR	10,743,000	11,716,601
Brock Holdings III, Inc. 2024 Term Loan B	11.328% (3 mo. USD Term SOFR + 6.00%	)	5/2/2030		$9,400,000	9,494,000
CHG Healthcare Services, Inc. 2021 Term Loan	8.694% (1 mo. USD Term SOFR + 3.25%	)	9/29/2028		9,171,740	9,213,792
CoreLogic, Inc. Term Loan	8.944% (1 mo. USD Term SOFR + 3.50%	)	6/2/2028		49,618	49,091
Garda World Security Corp. 2022 Term Loan B (Canada)(b)	9.583% (3 mo. USD Term SOFR + 4.25%	)	2/1/2029		19,644,516	19,858,150

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Commercial Services (continued)
Grant Thornton Advisors LLC Term Loan B	–	(f)	6/2/2031		$16,720,235	$16,850,988
Groundworks LLC 2024 Delayed Draw Term Loan(e)	8.821% (1 mo. USD Term SOFR + 3.50%	)	3/14/2031		2,716,619	2,727,228
Groundworks LLC 2024 Term Loan	8.821% (1 mo. USD Term SOFR + 3.50%	)	3/14/2031		14,760,642	14,818,283
GTCR W Merger Sub LLC USD Term Loan B	8.309% (1 mo. USD Term SOFR + 3.00%	)	1/31/2031		18,480,000	18,581,363
HomeServe USA Corp. 2024 Term Loan B (United Kingdom)(b)	7.829% (3 mo. USD Term SOFR + 0.25%	)	10/21/2030		5,669,145	5,685,075
IFCO Management GmbH 2024 EUR Term Loan B	7.879% (3 mo. EURIBOR + 4.00%	)	11/29/2029	EUR	7,424,457	8,117,249
KUEHG Corp. 2024 Term Loan B	9.802% (3 mo. USD Term SOFR + 4.50%	)	6/12/2030		$12,731,812	12,804,319
Mavis Tire Express Services Corp. 2024 Term Loan B	9.079% (1 mo. USD Term SOFR + 3.75%	)	5/4/2028		15,291,711	15,407,393
PG Investment Co. 59 SARL Term Loan B (Luxembourg)(b)	8.813% (3 mo. USD Term SOFR + 3.50%	)	3/26/2031		22,539,802	22,727,671
Spin Holdco, Inc. 2021 Term Loan	9.585% (3 mo. USD Term SOFR + 4.00%	)	3/4/2028		17,878,189	15,515,676
Spring Education Group, Inc. Term Loan	9.809% (3 mo. USD Term SOFR + 4.50%	)	10/4/2030		15,603,232	15,757,314
Techem Verwaltungsgesellschaft 675 GmbH 2024 EUR Term Loan B	7.615% (1 mo. EURIBOR + 3.75%	)	7/15/2029	EUR	14,056,055	15,352,708
Wand NewCo 3, Inc. 2024 Term Loan B	9.079% (1 mo. USD Term SOFR + 3.75%	)	1/30/2031		$9,812,333	9,902,656
Total						280,826,940

Computers 1.61%
Ahead DB Holdings LLC 2024 Incremental Term Loan B	9.559% (3 mo. USD Term SOFR + 4.25%	)	2/1/2031		9,741,786	9,807,056
Fortress Intermediate 3, Inc. Term Loan B	–	(f)	5/9/2031		16,584,000	16,656,555
McAfee LLC 2024 USD Term Loan B	–	(f)	3/1/2029		31,852,101	31,917,876
Vision Solutions, Inc. 2021 2nd Lien Term Loan	12.841% (3 mo. USD Term SOFR + 7.25%	)	4/23/2029		9,788,000	9,411,749
Vision Solutions, Inc. 2021 Incremental Term Loan	9.841% (3 mo. USD Term SOFR + 4.25%	)	4/24/2028		14,970,331	14,904,836
Total						82,698,072

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Construction & Engineering 0.00%
Aegion Corp. 2024 Term Loan	9.579% (1 mo. USD Term SOFR + 4.25%	)	5/17/2028		$49,651	$50,060

Consumer Non-Durables 0.17%
Anastasia Parent LLC 2018 Term Loan B	9.321% (3 mo. USD Term SOFR + 3.75%	)	8/11/2025		12,604,245	8,699,324

Containers & Packaging 1.92%
Berlin Packaging LLC 2021 Term Loan B5	9.178% - 9.32% (1 mo. USD Term SOFR + 3.75% (3 mo. USD Term SOFR + 3.75%	) )	3/11/2028		49,618	49,774
Berlin Packaging LLC 2024 Term Loan B	–	(f)	5/9/2031		20,376,000	20,436,822
Charter NEX U.S., Inc. 2024 Term Loan B	8.829% (1 mo. USD Term SOFR + 3.50%	)	12/1/2027		10,853,878	10,916,126
Kouti BV 2021 EUR Term Loan	7.219% (3 mo. EURIBOR + 3.43%	)	8/31/2028	EUR	11,716,000	12,691,972
Pretium Packaging LLC Second Out Term Loan A1 1.40%	8.524% (3 mo. USD Term SOFR + 4.60%	)	10/2/2028		$19,029,174	16,642,630
Proampac PG Borrower LLC 2024 Term Loan	9.329% (3 mo. USD Term SOFR + 4.00%	)	9/15/2028		12,461,385	12,559,518
SupplyOne, Inc. 2024 Term Loan B	9.579% (1 mo. USD Term SOFR + 4.25%	)	4/21/2031		15,566,000	15,741,118
Tosca Services LLC 2021 Term Loan	9.091% (3 mo. USD Term SOFR + 3.50%	)	8/18/2027		10,663,463	9,540,014
Total						98,577,974

Distribution/Wholesale 1.70%
Barentz International BV 2024 USD Term Loan B2 (Netherlands)(b)	9.572% (3 mo. USD Term SOFR + 4.00%	)	3/1/2031		9,928,589	10,027,874
BCPE Empire Holdings, Inc. 2024 Term Loan	9.329% (1 mo. USD Term SOFR + 4.00%	)	12/11/2028		14,883,558	14,931,037
Owens & Minor, Inc. 2022 Term Loan B	9.179% (1 mo. USD Term SOFR + 3.75%	)	3/29/2029		7,688,370	7,731,618
Parts Europe SA EUR Term Loan B	7.647% (3 mo. EURIBOR + 3.75%	)	2/3/2031	EUR	13,504,040	14,766,474
Resideo Funding, Inc. 2024 M&A Term Loan B	–	(f)	5/21/2031		$23,220,000	23,336,100
Windsor Holdings III LLC 2024 USD Term Loan B	9.32% (1 mo. USD Term SOFR + 4.00%	)	8/1/2030		16,357,014	16,570,064
Total						87,363,167

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Diversified Capital Goods 0.46%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B	7.294% (3 mo. EURIBOR + 3.50%	)	3/16/2029	EUR	13,369,227	$14,528,466
Tank Holding Corp. 2022 Term Loan	11.179% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028		$9,119,144	9,050,751
Total						23,579,217

Diversified Financial Services 3.23%
Advisor Group, Inc. 2024 Term Loan	9.329% (1 mo. USD Term SOFR + 4.00%	)	8/17/2028		25,976,400	26,224,344
Aretec Group, Inc. 2023 Incremental Term Loan	9.916% (1 mo. USD Term SOFR + 4.50%	)	8/9/2030		11,345,842	11,416,753
Aretec Group, Inc. 2024 Term Loan B	–	(f)	8/9/2030		466,050	468,963
Castlelake Aviation Ltd. 2023 Incremental Term Loan B	8.079% (3 mo. USD Term SOFR + 2.75%	)	10/22/2027		12,789,702	12,860,301
CPI Holdco B LLC Term Loan	7.321% (3 mo. USD Term SOFR + 2.00%	)	5/17/2031		12,642,000	12,659,130
DRW Holdings LLC 2021 Term Loan	9.192% (1 mo. USD Term SOFR + 3.75%	)	3/1/2028		16,858,699	16,932,456
Edelman Financial Engines Center LLC 2024 2nd Lien Term Loan	–	(f)	10/20/2028		10,715,000	10,735,573
Jane Street Group LLC 2024 Term Loan B	7.944% (1 mo. USD Term SOFR + 2.50%	)	1/26/2028		33,158,957	33,306,017
Kestra Advisor Services Holdings A, Inc. 2024 Term Loan	9.329% (1 mo. USD Term SOFR + 4.00%	)	3/22/2031		8,025,000	8,083,181
Minotaur Acquisition, Inc. Term Loan B	10.179% (1 mo. USD Term SOFR + 4.75%	)	3/27/2026		16,885,406	16,967,723
Nuvei Technologies Corp. USD Term Loan (Canada)(b)	8.429% (1 mo. USD Term SOFR + 3.00%	)	12/19/2030		15,997,831	16,089,259
Total						165,743,700

Electric 0.28%
Helix Gen Funding LLC 2023 Term Loan	10.059% (3 mo. USD Term SOFR + 4.75%	)	12/31/2027		14,055,530	14,197,421

Electric: Generation 0.46%
Astoria Energy LLC 2020 Term Loan B	8.93% (1 mo. USD Term SOFR + 3.50%	)	12/10/2027		7,683,926	7,726,610
EFS Cogen Holdings I LLC 2020 Term Loan B	9.08% (3 mo. USD Term SOFR + 3.50%	)	10/1/2027		9,897,716	9,952,500
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	7.064% (3 mo. USD Term SOFR + 1.50%	)	7/28/2028		2,863,989	2,176,632

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Electric: Generation (continued)
Frontera Generation Holdings LLC 2021 Term Loan	18.564% (3 mo. USD Term SOFR + 13.00%	)	7/28/2026		$2,950,702	$3,776,899
Total						23,632,641

Electric: Integrated 0.23%
Compass Power Generation LLC 2022 Term Loan B2	9.693% (1 mo. USD Term SOFR + 4.25%	)	4/14/2029		11,575,525	11,669,577

Electronics 0.47%
II-VI, Inc. 2024 Term Loan B	7.829% (1 mo. USD Term SOFR + 2.50%	)	7/2/2029		13,977,003	14,074,842
Roper Industrial Products Investment CO. LLC 2023 USD Term Loan	9.302% (3 mo. USD Term SOFR + 4.00%	)	11/22/2029		9,834,226	9,919,243
Total						23,994,085

Engineering & Construction 0.44%
Brand Industrial Services, Inc. 2024 Term Loan B	9.827% (3 mo. USD Term SOFR + 4.50%	)	8/1/2030		6,397,194	6,444,854
Service Logic Acquisition, Inc. Term Loan	9.444% - 9.59% (1 mo. USD Term SOFR + 4.00% (3 mo. USD Term SOFR + 4.00%	) )	10/29/2027		16,196,195	16,358,157
Total						22,803,011

Entertainment 2.50%
Allwyn International AS Term Loan B (Czech Republic)(b)	–	(f)	5/30/2031		9,466,000	9,495,581
Caesars Entertainment, Inc. 2024 Term Loan B1	8.097% (1 mo. USD Term SOFR + 2.75%	)	2/6/2031		24,521,000	24,628,279
Caesars Entertainment, Inc. Term Loan B	8.086% (3 mo. USD Term SOFR + 2.75%	)	2/6/2030		16,462,030	16,536,274
Cinemark USA, Inc. 2023 Term Loan B	8.575% (1 mo. USD Term SOFR + 3.75%	)	5/24/2030		9,941,155	10,019,889
ECL Entertainment LLC 2024 Term Loan B	9.329% (1 mo. USD Term SOFR + 4.00%	)	8/31/2030		8,889,886	8,956,561
GVC Holdings (Gibraltar) Ltd. 2024 EUR Term Loan B	–	(f)	6/30/2028	EUR	12,234,000	13,364,695
GVC Holdings (Gibraltar) Ltd. 2024 USD Term Loan B (Gibraltar)(b)	–	(f)	10/31/2029		$8,500,000	8,538,505
Motion Finco SARL 2023 EUR Term Loan B	7.652% (3 mo. EURIBOR + 3.75%	)	11/12/2029	EUR	8,492,557	9,253,224

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Entertainment (continued)
Motion Finco SARL 2024 USD Term Loan B (Luxembourg)(b)	9.071% (3 mo. USD Term SOFR + 3.50%	)	11/12/2029		$10,403,765	$10,429,774
Ontario Gaming GTA LP Term Loan B (Canada)(b)	9.559% (3 mo. USD Term SOFR + 4.25%	)	8/1/2030		16,768,328	16,900,127
Total						128,122,909

Environmental Control 0.22%
Heritage-Crystal Clean, Inc. Term Loan B	9.829% (3 mo. USD Term SOFR + 4.50%	)	10/17/2030		11,171,003	11,204,180

Financial 2.30%
Acrisure LLC 2021 First Lien Term Loan B	9.694% (1 mo. USD LIBOR + 4.25%	)	2/15/2027		17,685,355	17,784,835
Armor Holding II LLC 2021 Term Loan B	9.934% (6 mo. USD Term SOFR + 4.50%	)	12/11/2028		7,043,902	7,125,364
Asurion LLC 2021 Second Lien Term Loan B4	10.694% (1 mo. USD Term SOFR + 5.25%	)	1/20/2029		26,380,469	24,673,916
Asurion LLC 2022 Term Loan B10	9.429% (1 mo. USD Term SOFR + 4.00%	)	8/19/2028		11,134,380	11,023,815
Edelman Financial Center LLC 2018 2nd Lien Term Loan	12.194% (1 mo. USD Term SOFR + 6.75%	)	7/20/2026		10,580,063	10,623,917
Hudson River Trading LLC 2021 Term Loan	8.442% (1 mo. USD Term SOFR + 3.00%	)	3/20/2028		25,627,267	25,691,335
NEXUS Buyer LLC Term Loan B	9.179% (1 mo. USD Term SOFR + 3.75%	)	11/9/2026		5,839,161	5,856,679
OneDigital Borrower LLC 2021 Term Loan	9.679% (1 mo. USD Term SOFR + 4.25%	)	11/16/2027		15,040,497	15,144,276
Total						117,924,137

Food 0.80%
Bellis Acquisition Co. PLC 2024 EUR Term Loan B	–	(f)	5/14/2031	EUR	9,138,462	9,928,721
Chobani LLC 2023 Incremental Term Loan	9.067% (1 mo. USD Term SOFR + 3.75%	)	10/25/2027		$7,323,613	7,377,624
Market Bidco Ltd. EUR Term Loan B1	8.578% (3 mo. EURIBOR + 4.75%	)	11/4/2027	EUR	13,530,000	14,382,847
Upfield BV 2023 USD Term Loan B7 (Netherlands)(b)	10.18% - 10.31% (3 mo. USD Term SOFR + 4.75%	)	1/2/2028		$9,430,724	9,480,094
Total						41,169,286

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Gaming/Leisure 1.74%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(b)	10.575% (3 mo. USD Term SOFR + 5.25%	)	7/1/2028	$14,889,165	$14,863,109
AVSC Holding Corp. 2018 2nd Lien Term Loan	12.694% (1 mo. USD Term SOFR + 7.25%	)	9/1/2025	3,538,783	3,521,089
Fertitta Entertainment LLC 2022 Term Loan B	9.071% (1 mo. USD Term SOFR + 3.75%	)	1/27/2029	24,969,357	25,073,479
Hilton Grand Vacations Borrower LLC 2021 Term Loan B	7.829% (1 mo. USD Term SOFR + 2.50%	)	8/2/2028	7,429,410	7,468,600
PENN Entertainment, Inc. 2022 Term Loan B	8.179% (1 mo. USD Term SOFR + 2.75%	)	5/3/2029	7,834,543	7,861,494
Sabre GLBL, Inc. 2021 Term Loan B1	8.944% (1 mo. USD Term SOFR + 3.50%	)	12/17/2027	853,634	777,233
Sabre GLBL, Inc. 2021 Term Loan B2	8.944% (1 mo. USD Term SOFR + 3.50%	)	12/17/2027	1,232,670	1,122,346
Scientific Games Holdings LP 2022 USD Term Loan B	8.556% (3 mo. USD Term SOFR + 3.25%	)	4/4/2029	15,594,460	15,659,099
United FP Holdings LLC 2019 1st Lien Term Loan	9.591% (3 mo. USD Term SOFR + 4.00%	)	12/30/2026	14,636,502	13,022,828
Total					89,369,277

Gas 0.39%
NGL Energy Partners LP 2024 Term Loan B	9.829% (1 mo. USD Term SOFR + 4.50%	)	2/2/2031	19,820,400	19,997,297

Health Care Products 0.64%
Curia Global, Inc. 2021 Term Loan	9.179% (1 mo. USD Term SOFR + 3.75% (3 mo. USD Term SOFR + 3.75%	) )	8/30/2026	14,435,886	13,644,655
Medline Borrower LP 2024 Term Loan B	8.079% (1 mo. USD Term SOFR + 2.75%	)	10/23/2028	19,058,815	19,207,188
Total					32,851,843

Health Care Services 3.43%
ADMI Corp. 2023 Term Loan B5	11.079% (1 mo. USD Term SOFR + 5.75%	)	12/23/2027	23,507,831	23,644,881
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B	10.83% (3 mo. USD Term SOFR + 5.50%	)	3/30/2029	4,310,000	4,283,063

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Health Care Services (continued)
Heartland Dental LLC 2023 Term Loan B	10.321% (1 mo. USD Term SOFR + 5.00%	)	4/28/2028	$20,189,385	$20,309,310
Heartland Dental LLC 2024 Term Loan	–	(f)	4/28/2028	2,794,308	2,810,906
LifePoint Health, Inc. 2024 Incremental Term Loan B	9.329% (3 mo. USD Term SOFR + 4.00%	)	5/9/2031	5,558,000	5,582,316
LifePoint Health, Inc. 2024 Term Loan B	10.056% (3 mo. USD Term SOFR + 4.75%	)	11/16/2028	49,875	50,306
National Mentor Holdings, Inc. 2021 Term Loan	–	(f)	3/2/2028	14,182,215	13,668,110
National Mentor Holdings, Inc. 2021 Term Loan C	–	(f)	3/2/2028	407,721	392,941
Pacific Dental Services LLC 2024 Term Loan B	8.567% (1 mo. USD Term SOFR + 3.25%	)	3/15/2031	14,973,118	15,106,528
Radnet Management, Inc. 2024 Term Loan B	7.823% (3 mo. USD Term SOFR + 2.50%	)	4/18/2031	10,908,914	10,945,241
Select Medical Corp. 2023 Term Loan B1	8.329% (1 mo. USD Term SOFR + 3.00%	)	3/6/2027	12,085,860	12,150,036
Star Parent, Inc. Term Loan B	9.309% (3 mo. USD Term SOFR + 4.00%	)	9/27/2030	24,413,000	24,463,413
Summit Behavioral Healthcare LLC 2024 Term Loan B	9.597% (3 mo. USD Term SOFR + 4.25%	)	11/24/2028	18,102,930	18,216,164
Surgery Center Holdings, Inc. 2023 Term Loan	8.821% (1 mo. USD Term SOFR + 3.50%	)	12/19/2030	9,957,959	10,024,129
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	10.944% - 11.11% (1 mo. USD Term SOFR + 5.50% (3 mo. USD Term SOFR + 5.50%	) )	10/1/2025	20,170,013	14,059,608
Total					175,706,952

Healthcare 3.68%
Athenahealth Group, Inc. 2022 Term Loan B	8.579% (1 mo. USD Term SOFR + 3.25%	)	2/15/2029	21,258,858	21,260,346
Bella Holding Co. LLC 2021 Term Loan B	9.179% (1 mo. USD Term SOFR + 3.75%	)	5/10/2028	9,919,704	9,958,142
CCRR Parent, Inc. Term Loan B	9.694% (1 mo. USD Term SOFR + 4.25%	)	3/6/2028	8,716,832	7,796,117
Covetrus, Inc. Term Loan	10.309% (3 mo. USD Term SOFR + 5.00%	)	10/13/2029	13,446,115	13,504,942
Da Vinci Purchaser Corp. 2019 Term Loan	9.444% (1 mo. USD Term SOFR + 4.00%	)	1/8/2027	9,350,280	9,411,291

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Healthcare (continued)
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	9.58% (3 mo. USD Term SOFR + 4.25%	)	3/30/2029	$12,236,766	$11,987,442
Electron BidCo, Inc. 2021 Term Loan	8.444% (1 mo. USD Term SOFR + 3.00%	)	11/1/2028	9,869,078	9,917,733
eResearchTechnology, Inc. 2020 1st Lien Term Loan	9.93% (1 mo. USD Term SOFR + 4.50%	)	2/4/2027	20,833,234	20,955,317
Gainwell Acquisition Corp. Term Loan B	9.409% (3 mo. USD Term SOFR + 4.00%	)	10/1/2027	11,785,752	11,486,217
Hunter Holdco 3 Ltd. USD Term Loan B (United Kingdom)(b)	9.659% (3 mo. USD Term SOFR + 4.25%	)	8/19/2028	21,652,968	21,652,968
LSCS Holdings, Inc. 2021 1st Lien Term Loan	9.944% (1 mo. USD Term SOFR + 4.61%	)	12/16/2028	34,441	34,097
MDVIP, Inc. 2021 Term Loan	8.944% (1 mo. USD Term SOFR + 3.50%	)	10/16/2028	9,972,310	10,028,404
MedAssets Software Intermediate Holdings, Inc. 2021 Term Loan	9.424% (3 mo. USD Term SOFR + 4.00%	)	12/18/2028	49,273	39,444
Medical Solutions Holdings, Inc. 2021 2nd Lien Term Loan	12.429% (1 mo. USD Term SOFR + 7.00%	)	11/1/2029	8,000,000	6,405,000
National Mentor Holdings, Inc. 2021 2nd Lien Term Loan	12.659% (3 mo. USD Term SOFR + 7.25%	)	3/2/2029	5,832,027	5,210,916
Parexel International Corp. 2021 1st Lien Term Loan	8.694% (1 mo. USD Term SOFR + 3.25%	)	11/15/2028	9,335,191	9,399,883
Pathway Vet Alliance LLC 2021 Term Loan	9.194% (1 mo. USD Term SOFR + 3.75%	)	3/31/2027	11,333,913	8,922,340
Physician Partners LLC Term Loan	–	(f)	12/26/2028	14,086,737	10,839,744
Total					188,810,343

Home Furnishings 0.18%
AI Aqua Merger Sub, Inc. 2023 Incremental Term Loan	9.571% - 9.58% (1 mo. USD Term SOFR + 4.25%	)	7/31/2028	9,151,000	9,213,913

Housewares 0.22%
Springs Windows Fashions LLC 2021 Term Loan B	9.444% (1 mo. USD Term SOFR + 4.00%	)	10/6/2028	13,233,182	11,110,910

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Housing 0.76%
Icebox Holdco III, Inc. 2021 2nd Lien Term Loan	12.321% (3 mo. USD Term SOFR + 6.75%	)	12/21/2029	$5,863,639	$5,922,275	(g)
LBM Acquisition LLC Term Loan B	9.179% (1 mo. USD Term SOFR + 3.75%	)	12/17/2027	9,882,432	9,860,839
Oscar Acquisition Co LLC Term Loan B	9.902% (3 mo. USD Term SOFR + 4.50%	)	4/29/2029	5,950,762	5,967,008
Solis IV BV USD Term Loan B1 (Netherlands)(b)	8.836% (3 mo. USD Term SOFR + 3.50%	)	2/26/2029	12,392,870	12,364,118
SRS Distribution, Inc. 2021 Term Loan B	8.944% (1 mo. USD Term SOFR + 3.50%	)	6/2/2028	4,929,286	4,966,009
Total					39,080,249

Information Technology 3.06%
Apttus Corp. 2021 Term Loan	9.444% (1 mo. USD Term SOFR + 4.00%	)	5/8/2028	15,953,002	16,019,526
Ascend Learning LLC 2021 Term Loan	8.929% (1 mo. USD Term SOFR + 3.50%	)	12/11/2028	7,116,911	7,122,462
Barracuda Networks, Inc. 2022 2nd Lien Term Loan	12.314% (6 mo. USD Term SOFR + 7.00%	)	8/15/2030	9,907,507	9,106,634
Cloud Software Group, Inc. 2022 USD Term Loan B	9.909% (3 mo. USD Term SOFR + 4.50%	)	3/30/2029	36,683,187	36,866,603
ConnectWise LLC 2021 Term Loan B	9.064% (3 mo. USD Term SOFR + 3.50%	)	9/29/2028	11,589,003	11,634,838
Constant Contact, Inc. Term Loan	9.561% (3 mo. USD Term SOFR + 4.00%	)	2/10/2028	9,433,998	9,354,988
Ensono LP 2021 Term Loan	9.444% (1 mo. USD Term SOFR + 4.00%	)	5/26/2028	13,125,341	13,136,825
McAfee LLC 2022 USD Term Loan B	8.579% (1 mo. USD Term SOFR + 3.75%	)	3/1/2029	28,042,101	28,100,008
Project Boost Purchaser LLC 2019 Term Loan B	8.944% (1 mo. USD Term SOFR + 3.50%	)	6/1/2026	4,330,486	4,354,542
Storable, Inc. Term Loan B	8.684% - 8.83% (1 mo. USD Term SOFR + 3.50% (3 mo. USD Term SOFR + 3.50%	) )	4/17/2028	9,286,547	9,329,497
Surf Holdings LLC USD Term Loan	8.935% (1 mo. USD Term SOFR + 3.50%	)	3/5/2027	12,115,714	12,163,268
Total					157,189,191

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Insurance 3.22%
Acrisure LLC 2020 Term Loan B	8.944% (1 mo. USD LIBOR + 3.50%	)	2/15/2027		$7,751,749	$7,766,284
Acrisure LLC 2023 Term Loan	9.829% (1 mo. USD Term SOFR + 4.50%	)	11/6/2030		2,384,025	2,401,905
Alliant Holdings Intermediate LLC 2023 Term Loan B6	8.82% (1 mo. USD Term SOFR + 3.50%	)	11/6/2030		7,661,559	7,701,093
Amynta Agency Borrower, Inc. 2023 1st Lien Term Loan B	9.552% (3 mo. USD Term SOFR + 4.25%	)	2/28/2028		15,947,730	16,007,535
AssuredPartners, Inc. 2024 Incremental Term Loan B5	8.829% (1 mo. USD Term SOFR + 3.50%	)	2/14/2031		26,048,800	26,275,685
Asurion LLC 2023 Term Loan B11	9.679% (1 mo. USD Term SOFR + 4.25%	)	8/19/2028		21,587,340	21,459,328
Howden Group Holdings Ltd. 2024 USD Term Loan B (United Kingdom)(b)	8.829% (1 mo. USD Term SOFR + 3.50%	)	2/15/2031		19,620,800	19,756,576
HUB International Ltd. 2024 Term Loan B	8.575% - 8.58% (3 mo. USD Term SOFR + 3.25%	)	6/20/2030		9,707,856	9,783,480
Jones Deslauriers Insurance Management, Inc. 2024 Term Loan B (Canada)(b)	8.83% (3 mo. USD Term SOFR + 3.50%	)	3/15/2030		6,565,942	6,583,046
Sedgwick Claims Management Services, Inc. 2023 Term Loan B	9.079% (1 mo. USD Term SOFR + 3.75%	)	2/24/2028		12,281,338	12,358,894
Truist Insurance Holdings LLC 1st Lien Term Loan	8.586% (3 mo. USD Term SOFR + 3.25%	)	5/6/2031		25,615,000	25,816,206
USI, Inc. 2024 Term Loan (2029)	–	(f)	11/22/2029		9,447,321	9,478,828
Total						165,388,860

Internet 1.94%
Arches Buyer, Inc. 2021 Term Loan B	8.679% (1 mo. USD Term SOFR + 3.25%	)	12/6/2027		6,881,181	6,640,339
Endure Digital, Inc. Term Loan	8.935% (1 mo. USD Term SOFR + 3.50%	)	2/10/2028		14,339,835	13,468,260
ION Trading Technologies SARL 2021 EUR Term Loan B	8.152% (3 mo. EURIBOR + 4.25%	)	4/3/2028	EUR	17,882,000	18,901,581
Magnite, Inc. 2024 Term Loan B	9.596% - 9.84% (1 mo. USD Term SOFR + 4.50% (6 mo. USD Term SOFR + 4.50%	) )	2/6/2031		$9,526,000	9,597,493
MH Sub I LLC 2021 2nd Lien Term Loan	11.579% (1 mo. USD Term SOFR + 6.25%	)	2/23/2029		9,652,848	9,657,385

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Internet (continued)
MH Sub I LLC 2023 Term Loan	9.579% (1 mo. USD Term SOFR + 4.25%	)	5/3/2028		$22,013,948	$22,077,788
Titan AcquisitionCo New Zealand Ltd. 2021 USD Term Loan (New Zealand)(b)	9.571% (3 mo. USD Term SOFR + 4.00%	)	10/18/2028		9,632,225	9,662,374
Uber Technologies, Inc. 2023 Term Loan B	8.079% (3 mo. USD Term SOFR + 2.75%	)	3/3/2030		9,665,870	9,744,405
Total						99,749,625

Internet Companies 0.24%
NEXUS Buyer LLC 2021 Second Lien Term Loan	11.679% (1 mo. USD Term SOFR + 6.25%	)	11/5/2029		12,325,361	12,325,361

Investment Management Companies 0.24%
Aragorn Parent Corp. Term Loan	9.57% (1 mo. USD Term SOFR + 4.25%	)	12/15/2028		7,926,135	7,974,683
NEXUS Buyer LLC 2023 Term Loan B2	9.829% (1 mo. USD Term SOFR + 4.50%	)	12/13/2028		4,248,000	4,262,167
Total						12,236,850

Leisure Time 1.25%
Amer Sports Co. USD Term Loan	8.577% (3 mo. USD Term SOFR + 3.25%	)	2/17/2031		16,688,139	16,813,299
Carnival Corp. 2024 Term Loan B1	8.075% (1 mo. USD Term SOFR + 2.75%	)	10/18/2028		5,769,702	5,819,466
Carnival Corp. 2024 Term Loan B2	8.075% (1 mo. USD Term SOFR + 2.75%	)	8/8/2027		6,055,184	6,102,112
Fitness International LLC 2024 Term Loan B	10.579% - 10.68% (1 mo. USD Term SOFR + 5.25% (3 mo. USD Term SOFR + 5.25%	) )	2/5/2029		16,062,453	16,122,687
Hurtigruten ASA 2024 EUR OpCo Exit Term Loan	11.427% (3 mo. EURIBOR + 7.50%	)	6/30/2027	EUR	2,645,271	2,977,884
Life Time Fitness, Inc. 2023 1st Lien Term Loan B	9.591% (3 mo. USD Term SOFR + 4.00%	)	1/15/2026		$6,544,546	6,588,165
Peloton Interactive, Inc. 2024 Term Loan B	–	(f)	5/23/2029		9,447,333	9,470,952
Total						63,894,565

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Lodging 0.62%
Aimbridge Acquisition Co., Inc. 2019 Term Loan B	9.194% (1 mo. USD Term SOFR + 3.75%	)	2/2/2026		$49,610	$48,406
Hilton Grand Vacations Borrower LLC 2024 Incremental Term Loan B	8.079% (1 mo. USD Term SOFR + 2.75%	)	1/17/2031		12,932,385	13,005,129
One Hotels GmbH EUR Term Loan B	–	(f)	4/2/2031	EUR	9,453,000	10,346,721
Spectacle Gary Holdings LLC 2021 Term Loan B	9.702% (3 mo. USD Term SOFR + 4.25%	)	12/11/2028		$8,549,857	8,549,857
Total						31,950,113

Machinery: Diversified 1.77%
CD&R Hydra Buyer, Inc. 2024 Term Loan B	9.42% (3 mo. USD Term SOFR + 4.00%	)	3/25/2031		18,837,000	18,970,366
CPM Holdings, Inc. 2023 Term Loan	9.813% (1 mo. USD Term SOFR + 4.50%	)	9/28/2028		9,830,765	9,855,342
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Incremental Term Loan	12.071% (3 mo. USD Term SOFR + 6.50%	)	5/21/2029		1,175,215	1,181,091
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Term Loan	11.571% (3 mo. USD Term SOFR + 6.00%	)	5/21/2029		8,681,999	8,725,409
LSF12 Badger Bidco LLC Term Loan B	11.329% (1 mo. USD Term SOFR + 6.00%	)	8/30/2030		12,163,112	12,041,481
Project Castle, Inc. Term Loan B	10.798% - 10.81% (3 mo. USD Term SOFR + 5.50%	)	6/1/2029		49,622	45,063
SPX Flow, Inc. 2022 Term Loan	9.929% (1 mo. USD Term SOFR + 4.50%	)	4/5/2029		18,302,678	18,440,955
Titan Acquisition Ltd. 2024 Term Loan B (Canada)(b)	10.326% (6 mo. USD Term SOFR + 5.00%	)	2/1/2029		21,497,848	21,686,062
Total						90,945,769

Manufacturing 1.84%
Chamberlain Group, Inc. Term Loan B	8.679% (1 mo. USD Term SOFR + 3.25%	)	11/3/2028		10,085,479	10,105,196
CMG Media Corp. 2021 Term Loan	8.909% (3 mo. USD Term SOFR + 3.50%	)	12/17/2026		15,186,048	12,117,783
DirecTV Financing LLC Term Loan	10.444% (1 mo. USD Term SOFR + 5.00%	)	8/2/2027		11,397,689	11,454,677
Engineered Machinery Holdings, Inc. 2021 USD Incremental Term Loan	9.321% (3 mo. USD Term SOFR + 3.75%	)	5/19/2028		5,206,882	5,246,376
Frontier Communications Corp. 2021 1st Lien Term Loan	9.194% (1 mo. USD Term SOFR + 3.75%	)	10/8/2027		17,611,439	17,636,624

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Manufacturing (continued)
Numericable Group SA USD Term Loan B11 (France)(b)	8.341% (3 mo. USD LIBOR + 2.75%	)	7/31/2025		$2,980,678	$2,611,283
Pro Mach Group, Inc. 2021 Term Loan B	8.829% (1 mo. USD Term SOFR + 3.50%	)	8/31/2028		9,457,693	9,523,424
Virgin Media Bristol LLC USD Term Loan N	7.931% (1 mo. USD Term SOFR + 2.50%	)	1/31/2028		26,210,077	25,549,976
Total						94,245,339

Media 1.45%
Cengage Learning, Inc. 2024 Term Loan B	9.538% (6 mo. USD Term SOFR + 4.25%	)	3/22/2031		11,847,000	11,917,904
Gray Television, Inc. 2021 Term Loan D	8.428% (1 mo. USD Term SOFR + 3.00%	)	12/1/2028		8,607,984	7,896,835
McGraw-Hill Global Education Holdings LLC 2021 Term Loan	–	(f)	7/28/2028		7,799,000	7,829,611
Sinclair Television Group, Inc. Term Loan B2B	8.091% (3 mo. USD Term SOFR + 2.50%	)	9/30/2026		14,704,659	14,047,508
Univision Communications, Inc. 2021 First Lien Term Loan B	8.694% (1 mo. USD Term SOFR + 3.25%	)	3/15/2026		10,661,925	10,678,611
Virgin Media Bristol LLC 2023 USD Term Loan Y	8.656% (6 mo. USD Term SOFR + 3.25%	)	3/31/2031		5,443,000	5,269,015
Ziggo BV 2019 EUR Term Loan H	6.828% (1 mo. EURIBOR + 3.00%	)	1/31/2029	EUR	15,753,000	16,923,223
Total						74,562,707

Metal Fabricate/Hardware 0.17%
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan(e)	11.425% - 11.43% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028		$2,604,370	2,578,326
Tank Holding Corp. 2023 Incremental Term Loan	11.429% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028		6,027,950	5,967,671
Total						8,545,997

Metals & Mining 0.55%
Arsenal AIC Parent LLC 2024 Term Loan B	9.079% (1 mo. USD Term SOFR + 3.75%	)	8/18/2030		10,120,270	10,224,660
U.S. Silica Co. 2023 Term Loan B	9.329% (1 mo. USD Term SOFR + 4.00%	)	3/25/2030		17,767,135	17,891,150
Total						28,115,810

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Miscellaneous Manufacture 0.29%
LTI Holdings, Inc. 2018 Add On 1st Lien Term Loan	8.944% (1 mo. USD Term SOFR + 3.50%	)	9/6/2025	$49,606	$48,972
Touchdown Acquirer, Inc. Delayed Draw Term Loan(e)	2.00%		2/21/2031	2,659,309	2,683,416
Touchdown Acquirer, Inc. USD Term Loan	9.326% (3 mo. USD Term SOFR + 4.00%	)	2/21/2031	12,144,178	12,254,265
Total					14,986,653

Office Furniture & Business Equipment 0.27%
Xerox Holdings Corp. 2023 Term Loan B	9.329% (1 mo. USD Term SOFR + 4.00%	)	11/17/2029	13,977,075	14,020,753

Oil & Gas Services 0.06%
BANGL LLC Term Loan B	–	(f)	2/1/2029	3,219,000	3,248,164

Packaging 0.20%
Clydesdale Acquisition Holdings, Inc. Term Loan B	9.104% (1 mo. USD Term SOFR + 3.68%	)	4/13/2029	10,293,795	10,360,087

Personal & Household Products 0.20%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B	9.32% (1 mo. USD Term SOFR + 4.00%	)	7/31/2028	10,053,366	10,109,664

Pharmaceuticals 1.25%
Canopy Growth Corp. Term Loan (Canada)(b)	13.942% (1 mo. USD Term SOFR + 8.50%	)	3/18/2026	4,562,481	3,862,893
Ceva Sante Animale 2023 USD Term Loan B (France)(b)	9.573% (3 mo. USD Term SOFR + 4.25%	)	11/1/2030	4,290,000	4,318,421
IVC Acquisition Ltd. 2023 USD Term Loan B (United Kingdom)(b)	10.809% (3 mo. USD Term SOFR + 5.50%	)	12/12/2028	14,962,500	15,024,894
Jazz Financing Lux SARL 2024 Term Loan B (Luxembourg)(b)	8.444% (1 mo. USD Term SOFR + 3.00%	)	5/5/2028	20,261,065	20,452,633
Organon & Co. 2024 USD Term Loan B	7.821% (3 mo. USD Term SOFR + 2.50%	)	5/19/2031	9,334,971	9,422,486
Southern Veterinary Partners LLC 2024 Term Loan	9.079% (1 mo. USD Term SOFR + 3.75%	)	10/5/2027	10,926,869	10,967,900
Total					64,049,227

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Pipelines 2.75%
BIP PipeCo Holdings LLC Term Loan B	8.556% (3 mo. USD Term SOFR + 3.25%	)	12/6/2030	$10,645,000	$10,703,547
Brazos Delaware II LLC 2024 Term Loan B	8.822% (1 mo. USD Term SOFR + 3.50%	)	2/11/2030	11,814,214	11,891,007
Epic Crude Services LP Term Loan B	10.609% (3 mo. USD Term SOFR + 5.00%	)	3/2/2026	15,641,188	15,713,528
EPIC Y-Grade Services LP 2024 Term Loan B	11.052% (3 mo. USD Term SOFR + 5.75%	)	6/29/2029	15,104,000	15,187,827
GIP Pilot Acquisition Partners LP 2024 Term Loan B	7.827% (3 mo. USD Term SOFR + 2.50%	)	10/4/2030	8,830,868	8,888,268
Medallion Midland Acquisition LLC 2023 Term Loan	8.83% (3 mo. USD Term SOFR + 3.50%	)	10/18/2028	9,943,299	10,018,520
Oryx Midstream Services Permian Basin LLC 2024 Term Loan B	8.436% (1 mo. USD Term SOFR + 3.00%	)	10/5/2028	31,118,459	31,349,202
Waterbridge Midstream Operating LLC 2024 Term Loan B	9.826% (3 mo. USD Term SOFR + 4.50%	)	5/10/2029	15,243,000	15,338,269
WhiteWater DBR HoldCo LLC Term Loan B	8.052% (3 mo. USD Term SOFR + 2.75%	)	3/3/2031	21,749,000	21,862,312
Total					140,952,480

Real Estate 0.43%
Cushman & Wakefield U.S. Borrower LLC 2023 Term Loan	8.679% (1 mo. USD Term SOFR + 3.25%	)	1/31/2030	9,847,898	9,897,138
Cushman & Wakefield U.S. Borrower LLC 2024 Term Loan	9.079% (1 mo. USD Term SOFR + 3.75%	)	1/31/2030	11,845,313	11,948,959
Total					21,846,097

Recreation & Travel 0.07%
United FP Holdings LLC 2019 2nd Lien Term Loan	14.091% (3 mo. USD Term SOFR + 8.50%	)	12/30/2027	4,000,000	3,320,000

Retail 2.71%
ABG Intermediate Holdings 2 LLC 2021 Term Loan B1	8.929% (1 mo. USD Term SOFR + 3.50%	)	12/21/2028	11,836,462	11,924,347
Dave & Buster’s, Inc. 2024 Term Loan B	8.625% (1 mo. USD Term SOFR + 3.25%	)	6/29/2029	3,180,481	3,202,792

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Retail (continued)
Evergreen Acqco 1 LP 2021 USD Term Loan	9.052% (3 mo. USD Term SOFR + 3.75%	)	4/26/2028		$3,009,264	$3,033,098
Flynn Restaurant Group LP 2021 Term Loan B	9.694% (1 mo. USD Term SOFR + 4.25%	)	12/1/2028		17,820,925	17,921,168
Fogo De Chao, Inc. 2023 Term Loan B	10.079% (1 mo. USD Term SOFR + 4.75%	)	9/30/2030		14,228,340	14,265,405
Great Outdoors Group LLC 2021 Term Loan B1	9.194% (1 mo. USD Term SOFR + 3.75%	)	3/6/2028		49,745	49,885
Harbor Freight Tools USA, Inc. 2021 Term Loan B	8.194% (1 mo. USD Term SOFR + 2.75%	)	10/19/2027		49,871	49,952
LBM Acquisition LLC 2024 Incremental Term Loan B	–	(f)	5/30/2031		11,982,000	11,899,624
Park River Holdings, Inc. Term Loan	8.814% (3 mo. USD Term SOFR + 3.25%	)	12/28/2027		5,506,000	5,456,969
Peer Holding III BV 2019 EUR Term Loan B	7.152% (3 mo. EURIBOR + 3.25%	)	1/16/2027	EUR	4,750,000	5,197,021
Peer Holding III BV 2023 USD Term Loan B4 (Netherlands)(b)	8.559% (3 mo. USD Term SOFR + 3.25%	)	10/28/2030		$10,288,000	10,355,541
PetSmart, Inc. 2021 Term Loan B	9.179% (1 mo. USD Term SOFR + 3.75%	)	2/11/2028		23,444,715	23,411,306
QSRP Finco BV EUR Term Loan B	–	(f)	5/30/2031	EUR	5,603,000	6,049,134
RVR Dealership Holdings LLC Term Loan B	–	(f)	2/8/2028		$49,619	46,369
Staples, Inc. 2024 Term Loan B	–	(f)	8/23/2029		19,899,000	19,020,161
Staples, Inc. 7 Year Term Loan	10.428% (1 mo. USD LIBOR + 5.00%	)	4/16/2026		7,125,249	7,082,177
Total						138,964,949

Semiconductors 0.30%
MKS Instruments, Inc. 2023 USD Term Loan B	7.822% (1 mo. USD Term SOFR + 2.50%	)	8/17/2029		15,089,643	15,193,082

Service 1.46%
Amentum Government Services Holdings LLC 2022 Term Loan	9.321% (1 mo. USD Term SOFR + 4.00%	)	2/15/2029		19,175,512	19,325,368
Brown Group Holding LLC 2022 Incremental Term Loan B2	8.329% - 8.35% (3 mo. USD Term SOFR + 3.00%	)	7/2/2029		12,284,556	12,349,480
DTI Holdco, Inc. 2022 Term Loan	10.079% (1 mo. USD Term SOFR + 4.75%	)	4/26/2029		15,170,014	15,240,479
Red Planet Borrower LLC Term Loan B	8.929% (1 mo. USD Term SOFR + 3.50%	)	10/2/2028		17,464,135	17,228,806

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Service (continued)
Sabre GLBL, Inc. 2022 1st Lien Term Loan B	10.429% (1 mo. USD Term SOFR + 5.00%	)	6/30/2028		$6,270,924	$5,780,036
SRS Distribution, Inc. 2022 Incremental Term Loan	8.679% (1 mo. USD Term SOFR + 3.25%	)	6/2/2028		5,170,532	5,210,216
Total						75,134,385

Shipbuilding 0.24%
LSF11 Trinity Bidco, Inc. 2023 Term Loan	9.321% (1 mo. USD Term SOFR + 4.00%	)	6/14/2030		12,252,978	12,337,278

Software 7.36%
Applied Systems, Inc. 2024 1st Lien Term Loan	8.809% (3 mo. USD Term SOFR + 3.50%	)	2/24/2031		15,091,660	15,241,973
AppLovin Corp. 2024 Term Loan (2028)	7.829% (1 mo. USD Term SOFR + 2.50%	)	10/25/2028		19,786,774	19,906,386
AppLovin Corp. 2024 Term Loan (2030)	7.829% (1 mo. USD Term SOFR + 2.50%	)	8/16/2030		8,550,609	8,589,215
Banff Merger Sub, Inc. 2023 USD Term Loan	9.579% (1 mo. USD Term SOFR + 4.25%	)	12/29/2028		22,500,942	22,693,888
Central Parent, Inc. 2024 Term Loan B	8.577% (3 mo. USD Term SOFR + 3.25%	)	7/6/2029		24,995,209	25,229,664
Cloud Software Group, Inc. 2024 Term Loan	9.929% (3 mo. USD Term SOFR + 4.50%	)	3/21/2031		7,440,000	7,491,150
Cloudera, Inc. 2021 Term Loan	9.179% (1 mo. USD Term SOFR + 3.75%	)	10/8/2028		14,121,670	14,124,636
Constant Contact, Inc. 2024 Incremental Delayed Draw Term Loan(e)	9.567% (3 mo. USD Term SOFR + 4.00%	)	2/10/2028		5,646,000	5,458,976
Cotiviti Corp. 2024 Fixed Term Loan B	7.625%		5/1/2031		4,687,500	4,668,938
Cotiviti Corp. 2024 Term Loan	–	(f)	5/1/2031		15,144,000	15,229,261
Cvent, Inc. 2024 Term Loan B	8.57% (3 mo. USD Term SOFR + 3.25%	)	6/17/2030		5,522,458	5,553,522
Epicor Software Corp. 2024 Delayed Draw Term Loan(e)	–	(f)	5/23/2031		502,884	505,838
Epicor Software Corp. 2024 Term Loan	–	(f)	5/23/2031		4,286,116	4,311,297
Helios Software Holdings, Inc. 2021 EUR Term Loan B	–	(f)	3/11/2028	EUR	1,359,569	1,471,977
Ivanti Software, Inc. 2021 Term Loan B	9.814% (3 mo. USD Term SOFR + 4.25%	)	12/1/2027		$49,873	43,925
Mitchell International, Inc. 2021 2nd Lien Term Loan	11.944% (1 mo. USD Term SOFR + 6.50%	)	10/15/2029		9,739,966	9,779,997

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Software (continued)
Mitchell International, Inc. 2021 Term Loan B	9.194% (1 mo. USD Term SOFR + 3.75%	)	10/15/2028		$9,917,697	$9,952,855
Mitchell International, Inc. 2023 Add on Term Loan	9.194% (1 mo. USD Term SOFR + 3.75%	)	10/15/2028		3,990,000	4,004,145
Modena Buyer LLC Term Loan	–	(f)	4/18/2031		25,294,000	24,793,305
Mosel Bidco SE USD Term Loan B (Germany)(b)	10.059% (3 mo. USD Term SOFR + 4.75%	)	9/16/2030		8,014,727	8,094,874
Open Text Corp. 2023 Term Loan B (Canada)(b)	7.579% (1 mo. USD Term SOFR + 2.25%	)	1/31/2030		8,230,812	8,294,600
Physician Partners LLC 2023 Incremental Term Loan B	10.814% (3 mo. USD Term SOFR + 5.50%	)	12/23/2028		1,886,273	1,461,861
Polaris Newco LLC EUR Term Loan B	7.902% (3 mo. EURIBOR + 4.00%	)	6/2/2028	EUR	12,666,131	13,577,427
Press Ganey Holdings, Inc. 2024 Term Loan B	8.829% (1 mo. USD Term SOFR + 3.50%	)	4/30/2031		$11,424,000	11,478,492
Project Boost Purchaser LLC 2021 Incremental Term Loan	8.944% - 9.07% (1 mo. USD Term SOFR + 3.50% (3 mo. USD Term SOFR + 3.50%	) )	5/30/2026		8,299,009	8,344,404
Quartz Acquireco LLC Term Loan B	8.809% (3 mo. USD Term SOFR + 3.50%	)	6/28/2030		14,604,886	14,699,234
Renaissance Holding Corp. 2024 Term Loan	9.597% (3 mo. USD Term SOFR + 4.25%	)	4/5/2030		21,081,229	21,110,953
Rocket Software, Inc. 2023 USD Term Loan B	10.079% (1 mo. USD Term SOFR + 4.75%	)	11/28/2028		22,808,985	22,941,277
Sophia LP 2024 Term Loan B	8.929% (1 mo. USD Term SOFR + 3.50%	)	10/9/2029		20,647,568	20,798,811
Ultimate Software Group, Inc. 2024 Term Loan B	8.82% (1 mo. USD Term SOFR + 3.50%	)	2/10/2031		21,330,602	21,516,285
Waystar Technologies, Inc. 2024 Term Loan B	9.329% (1 mo. USD Term SOFR + 4.00%	)	10/22/2029		15,490,981	15,558,754
Zelis Payments Buyer, Inc. Term Loan B	8.079% (1 mo. USD Term SOFR + 2.75%	)	9/28/2029		10,717,087	10,776,460
Total						377,704,380

Software/Services 0.77%
Peraton Corp. Term Loan B	9.179% (1 mo. USD Term SOFR + 3.75%	)	2/1/2028		26,123,607	26,188,394
Proofpoint, Inc. 1st Lien Term Loan	8.68% (1 mo. USD Term SOFR + 3.25%	)	8/31/2028		13,408,298	13,461,127
Total						39,649,521

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Telecommunications 2.10%
Altice France SA EUR Term Loan B12	6.906% (3 mo. EURIBOR + 3.00%	)	2/2/2026	EUR	4,511,578	$4,110,889
Carriage Purchaser, Inc. 2021 Term Loan B	9.694% (1 mo. USD Term SOFR + 4.25%	)	10/2/2028		$3,009,513	3,026,441
Delta TopCo, Inc. 2024 2nd Lien Term Loan	10.563% (1 mo. USD Term SOFR + 5.25%	)	11/30/2029		5,873,000	5,977,246
Delta TopCo, Inc. 2024 Term Loan	8.813% (3 mo. USD Term SOFR + 3.50%	)	11/30/2029		14,261,000	14,330,808
Lorca Holdco Ltd. 2021 EUR Term Loan B2	7.604% (6 mo. EURIBOR + 3.70%	)	9/17/2027	EUR	1,465,000	1,595,495
Lorca Holdco Ltd. 2024 EUR Term Loan	–	(f)	3/25/2031	EUR	7,500,000	8,180,269
Lorca Holdco Ltd. 2024 USD Term Loan (United Kingdom)(b)	–	(f)	4/16/2031		$7,591,705	7,648,643
Lorca Holdco Ltd. EUR Term Loan B1	8.104% (6 mo. EURIBOR + 4.20%	)	9/17/2027	EUR	7,785,000	8,477,181
Lumen Technologies, Inc. 2024 Extended Term Loan B1	7.785% (1 mo. USD Term SOFR + 2.35%	)	4/15/2029		$33,461,975	23,381,555
Lumen Technologies, Inc. 2024 Extended Term Loan B2	7.785% (1 mo. USD Term SOFR + 2.35%	)	4/15/2030		12,535,861	8,531,343
Michaels Cos., Inc. 2021 Term Loan B	9.821% (3 mo. USD Term SOFR + 4.25%	)	4/15/2028		14,927,006	13,656,494
RealTruck Group, Inc. 2021 Term Loan B	8.944% (1 mo. USD Term SOFR + 3.50%	)	1/31/2028		8,983,436	8,994,711
Total						107,911,075

Transportation 0.28%
AIT Worldwide Logistics, Inc. 2021 Term Loan	10.171% (1 mo. USD Term SOFR + 4.75%	)	4/6/2028		49,618	49,804
Genesee & Wyoming, Inc. 2024 Term Loan B	–	(f)	4/10/2031		9,923,625	9,957,465
Hurtigruten ASA 2024 EUR Term Loan B	10.411% (6 mo. EURIBOR + 6.50%	)	9/30/2027	EUR	4,359,056	4,256,812
LaserShip, Inc. 2021 Term Loan	10.071% (3 mo. USD Term SOFR + 4.50%	)	5/7/2028		$49,618	44,147
Total						14,308,228

Utilities 0.52%
Hamilton Projects Acquiror LLC 2024 Term Loan B	–	(f)	5/22/2031		12,614,000	12,700,784
Talen Energy Supply LLC 2023 Term Loan B	8.827% (3 mo. USD Term SOFR + 3.50%	)	5/17/2030		9,477,113	9,599,557

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Utilities (continued)
Talen Energy Supply LLC 2023 Term Loan C	8.827% (3 mo. USD Term SOFR + 3.50%	)	5/17/2030	$4,255,711	$4,310,695
Total					26,611,036
Total Floating Rate Loans (cost $4,143,966,014)					4,160,470,483

	Dividend Rate			Shares

PREFERRED STOCKS 0.56%

Transportation Infrastructure 0.56%
ACBL Holdings Corp.(cost $11,118,825)	Zero Coupon			444,753	28,908,945

	Exercise Price		Expiration Date

WARRANTS 0.01%

Machinery 0.00%
TNT Crane & Rigging, Inc.	$4.00		10/16/2025	12,651	2,214

Miscellaneous Financials 0.00%
Utex Industries	114.76		12/3/2025	57,340	45,872	(c)

Specialty Retail 0.01%
Chinos Intermediate Holdings A, Inc.	3.50		12/31/2099	147,340	380,579
Total Warrants (cost $652,304)					428,665
Total Long-Term Investments (cost $4,795,536,894)					4,815,858,597

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Investments	Principal Amount†	Fair Value
SHORT-TERM INVESTMENTS 11.64%

REPURCHASE AGREEMENTS 11.64%
Repurchase Agreement dated 5/31/2024, 5.330% due 6/3/2024 with Barclays Bank PLC collateralized by $103,087,000 of U.S. Treasury Bond at 4.875% due 5/31/2026; value: $103,020,000; proceeds: $101,044,861 (cost $101,000,000)	$101,000,000	$101,000,000
Repurchase Agreement dated 5/31/2024, 2.800% due 6/3/2024 with Fixed Income Clearing Corp. collateralized by $56,381,700 of U.S. Treasury Note at 4.875% due 5/31/2026; value: $56,326,721; proceeds: $55,235,002 (cost $55,222,117)	55,222,117	55,222,117
Repurchase Agreement dated 5/31/2024, 5.340% due 6/3/2024 with JPMorgan Securities LLC collateralized by $454,512,000 of U.S. Treasury Bond at 2.875% due 6/15/2025; value: $450,000,000; proceeds: $441,196,245 (cost $441,000,000)	441,000,000	441,000,000
Total Repurchase Agreements (cost $597,222,117)		597,222,117
Total Investments in Securities 105.51% (cost $5,392,759,011)		5,413,080,714
Less Unfunded Loan Commitments (0.21%) (cost $10,508,828)		(10,957,997)
Net Investments in Securities 105.30% (cost $5,382,250,183)		5,402,122,717
Other Assets and Liabilities – Net(h) (5.30)%		(271,654,639)
Net Assets 100.00%		$5,130,468,078

EUR	Euro.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2024, the total value of Rule 144A securities was $496,392,101, which represents 9.68% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2024.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis (See Note 2(j)).
(b)	Foreign security traded in U.S. dollars.
(c)	Level 3 Investment as described in Note 2(u) in the Notes to Financials. Security fair valued by the Pricing Committee.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2024.
(e)	Security partially/fully unfunded. (See Note 2(o)).

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

(f)	Interest Rate to be determined.
(g)	Level 3 Investment as described in Note 2(u) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Interest Rate Swap Contracts at May 31, 2024:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America(1)	1.152%	12-Month USD SOFR Index	10/15/2028	$10,098,000	$1,259,656
Bank of America(1)	1.220%	12-Month USD SOFR Index	10/15/2029	9,775,000	1,400,598
Bank of America(1)	1.225%	12-Month USD SOFR Index	1/15/2030	12,445,000	1,845,986
Bank of America(1)	2.476%	12-Month USD SOFR Index	10/1/2029	13,498,000	1,124,239
Bank of America(1)	2.489%	12-Month USD SOFR Index	8/1/2029	9,592,000	774,941
Bank of America(1)	2.498%	12-Month USD SOFR Index	10/15/2029	6,503,000	537,630
Bank of America(1)	3.317%	12-Month USD SOFR Index	4/30/2030	5,404,000	248,742
Bank of America(1)	3.805%	12-Month USD SOFR Index	11/1/2026	9,176,000	178,864
Bank of America(1)	3.814%	12-Month USD SOFR Index	8/1/2030	5,048,000	103,996
Bank of America(1)	3.843%	12-Month USD SOFR Index	2/15/2030	9,264,000	174,927
Bank of America(1)	4.007%	12-Month USD SOFR Index	6/1/2028	6,585,000	83,056
Bank of America(1)	4.013%	12-Month USD SOFR Index	5/15/2028	5,401,000	67,656
Bank of America(1)	4.015%	12-Month USD SOFR Index	1/15/2032	9,552,000	83,074
Bank of America(1)	4.016%	12-Month USD SOFR Index	11/15/2031	6,812,000	58,828
Bank of America(1)	4.021%	12-Month USD SOFR Index	10/1/2031	9,525,000	80,174
Bank of America(1)	4.021%	12-Month USD SOFR Index	4/26/2028	10,478,000	129,690
Bank of America(1)	4.058%	12-Month USD SOFR Index	7/25/2030	4,661,000	33,882
Bank of America(1)	4.088%	12-Month USD SOFR Index	11/30/2029	5,714,000	37,961
Bank of America(1)	4.108%	12-Month USD SOFR Index	5/15/2034	19,087,000	17,322
Bank of America(1)	4.131%	12-Month USD SOFR Index	4/15/2029	9,534,000	58,462
Bank of America(1)	4.205%	12-Month USD SOFR Index	6/15/2028	8,321,000	43,866
Bank of America(1)	4.214%	12-Month USD SOFR Index	9/1/2026	7,970,000	84,072
Bank of America(1)	4.217%	12-Month USD SOFR Index	8/15/2026	7,668,000	80,742
Bank of America(1)	4.372%	12-Month USD SOFR Index	9/15/2024	16,284,000	54,676
Bank of America(1)	4.423%	12-Month USD SOFR Index	2/1/2027	8,259,000	34,171
Bank of America(1)	4.447%	12-Month USD SOFR Index	6/15/2025	10,186,000	74,218
Bank of America(1)	4.491%	12-Month USD SOFR Index	10/6/2026	5,995,000	23,255
Bank of America(1)	4.523%	12-Month USD SOFR Index	2/15/2026	6,972,000	42,829
Bank of America(1)	4.561%	12-Month USD SOFR Index	2/15/2026	12,318,000	68,142
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$8,805,655

SOFR	Secured Overnight Financing Rate.

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2024

Total Return Swap Contracts at May 31, 2024:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Upfront Payment(1)	Unrealized Appreciation	Value
Barclays Bank PLC	IBOXX	12-Month USD SOFR Index	292,198	Long	6/20/2024	$292,198	$75,957	$1,072,383	$1,148,340

Morgan Stanley	IBOXX	12-Month USD SOFR Index	223,290	Long	6/20/2024	223,290	(12)	1,011,515	1,011,503

Morgan Stanley	IBOXX	12-Month USD SOFR Index	364,945	Long	9/20/2024	364,945	(20)	2,859,367	2,859,347
Total						$880,433	$75,925	$4,943,265	$5,019,190

SOFR	Secured Overnight Financing Rate.
*	iBoxx Leverage Loan Index.
(1)	Upfront payments paid (received) are presented net of amortization.

Forward Foreign Currency Exchange Contracts at May 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Bank of America	8/20/2024	3,071,000	$3,342,803	$3,343,852	$1,049
Euro	Sell	Bank of America	8/20/2024	5,500,000	6,000,107	5,988,663	11,444
Euro	Sell	Morgan Stanley	8/20/2024	182,475,000	199,211,534	198,687,522	524,012
Euro	Sell	Morgan Stanley	8/20/2024	6,770,000	7,372,355	7,371,500	855
Euro	Sell	Toronto Dominion Bank	8/20/2024	1,684,000	1,838,259	1,833,620	4,639
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$541,999

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	Toronto Dominion Bank	8/20/2024	1,852,000	$2,016,322	$2,016,546	$(224)

Futures Contracts at May 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2024	1,255	Long	$255,231,243	$255,647,424	$416,181

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND May 31, 2024

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities	$–	$139,791,223	$–		$139,791,223
Common Stocks	–	19,557,605	–		19,557,605
Convertible Bonds	–	5,967,534	–		5,967,534
Corporate Bonds					409,298,504
Mining	–	10,630,605	–	(3)	10,630,605
Remaining Industries					398,667,899
Exchange-Traded Funds	51,435,638	–	–		51,435,638
Floating Rate Loans
Housing	–	33,157,974	5,922,275		39,080,249
Remaining Industries	–	4,121,390,234	–		4,121,390,234
Less Unfunded Commitments	–	(10,957,997)	–		(10,957,997)
Preferred Stocks	–	28,908,945	–		28,908,945
Warrants	–	382,793	45,872		428,665
Short-Term Investments
Repurchase Agreements	–	597,222,117	–		597,222,117
Total	$51,435,638	$5,344,718,932	$5,968,147		$5,402,122,717
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$8,805,655	$–		$8,805,655
Liabilities	–	–	–		–
Total Return Swap Contracts
Assets	–	5,019,190	–		5,019,190
Liabilities	–	–	–		–
Forward Foreign Currency Exchange Contracts
Assets	–	541,999	–		541,999
Liabilities	–	(224)	–		(224)
Futures Contracts
Assets	416,181	–	–		416,181
Liabilities	–	–	–		–
Total	$416,181	$14,366,620	$–		$14,782,801

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Condensed Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes securities with zero fair value.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)

HIGH YIELD FUND May 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.58%

COMMON STOCKS 3.15%

Aerospace & Defense 0.20%
Moog, Inc. Class A	21,575	$3,655,452
Woodward, Inc.	19,896	3,710,604
Total		7,366,056

Automobile Components 0.06%
Chassix Holdings, Inc.*	465,820	2,037,962

Banks 0.10%
International Bancshares Corp.	62,920	3,575,744

Chemicals 0.11%
Cabot Corp.	39,209	4,011,081

Construction & Engineering 0.10%
Sterling Infrastructure, Inc.*	28,918	3,553,155

Consumer Staples Distribution & Retail 0.02%
Sprouts Farmers Market, Inc.*	9,174	724,563

Electric: Utilities 0.10%
NRG Energy, Inc.	43,536	3,526,416

Electrical Equipment 0.22%
Generac Holdings, Inc.*	24,310	3,578,675
Powell Industries, Inc.	24,500	4,406,570
Total		7,985,245

Electric-Generation 0.00%
Frontera Generation Holdings LLC*	87,622	27,382

Electronic Equipment, Instruments & Components 0.11%
Badger Meter, Inc.	20,370	3,930,595

Energy Equipment & Services 0.10%
Tidewater, Inc.*	35,444	3,662,429

Food Products 0.16%
Vital Farms, Inc.*	144,268	5,969,810

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 0.22%
Sweetgreen, Inc. Class A*	115,678	$3,557,099
Viking Holdings Ltd.*	145,913	4,583,127
Total		8,140,226

Machinery 0.36%
Federal Signal Corp.	44,079	4,056,150
Miller Industries, Inc.	74,989	4,559,331
Mueller Water Products, Inc. Class A	229,739	4,263,956
TNT Crane & Rigging, Inc.*	14,844	32,842
Total		12,912,279

Metals & Mining 0.10%
Harmony Gold Mining Co. Ltd. ADR	414,000	3,767,400

Miscellaneous Financials 0.06%
Utex Industries*	49,219	2,337,902

Oil, Gas & Consumable Fuels 0.21%
Denison Mines Corp. (Canada)*(a)	1,606,420	3,887,536
Dorian LPG Ltd.	76,022	3,847,474
Total		7,735,010

Personal Care Products 0.07%
Britax Group Ltd.*	2,481	–	(b)
Gibson Brands Private Equity*	33,017	2,558,817
Total		2,558,817

Pharmaceuticals 0.11%
Teva Pharmaceutical Industries Ltd. ADR*	226,385	3,832,698

Software 0.14%
AppLovin Corp. Class A*	60,509	4,930,273

Specialty Retail 0.25%
Boot Barn Holdings, Inc.*	37,231	4,427,883
Chinos Intermediate Holdings A, Inc.*	47,809	565,748
Claire’s Holdings LLC*	7,482	112,224
Warby Parker, Inc. Class A*	228,598	4,048,470
Total		9,154,325

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments			Shares		Fair Value
Technology Hardware, Storage & Peripherals 0.23%
NetApp, Inc.				34,210	$4,119,911
Pure Storage, Inc. Class A*				73,249	4,416,182
Total					8,536,093

Textiles, Apparel & Luxury Goods 0.09%
Levi Strauss & Co. Class A				137,607	3,303,944

Transportation Infrastructure 0.03%
ACBL Holdings Corp.*				22,227	977,988
Total Common Stocks (cost $111,455,161)					114,557,393

	Interest Rate	Maturity Date		Principal Amount†
CONVERTIBLE BONDS 0.81%

Electronics 0.10%
Camtek Ltd. (Israel)†(a)	Zero Coupon	12/1/2026		$2,044,000	3,747,674

Health Care-Products 0.37%
Glaukos Corp.	2.75%	6/15/2027		2,192,000	4,629,504
Natera, Inc.	2.25%	5/1/2027		3,167,000	8,928,432
Total					13,557,936

Real Estate 0.08%
Sunac China Holdings Ltd. (China)†(a)	Zero Coupon	9/30/2028		10,981,286	2,586,093
Sunac China Holdings Ltd. (China)†(a)	1.00%	9/30/2032		1,734,381	112,735	(c)
Total					2,698,828

Retail 0.15%
Freshpet, Inc.	3.00%	4/1/2028		2,636,000	5,284,521

Semiconductors 0.11%
MACOM Technology Solutions Holdings, Inc.	0.25%	3/15/2026		3,156,000	4,136,727
Total Convertible Bonds (cost $32,103,833)					29,425,686

CORPORATE BONDS 86.60%

Advertising 0.69%
Clear Channel Outdoor Holdings, Inc.†(d)	7.75%	4/15/2028		5,201,000	4,491,235
Clear Channel Outdoor Holdings, Inc.†	7.875%	4/1/2030		3,745,000	3,727,653
Clear Channel Outdoor Holdings, Inc.†	9.00%	9/15/2028		2,255,000	2,349,036
Outfront Media Capital LLC/Outfront Media Capital Corp.†	7.375%	2/15/2031		7,032,000	7,273,507
Summer BC Holdco A SARL	9.25%	10/31/2027	EUR	6,782,223	7,242,775
Total					25,084,206

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†		Fair Value
Aerospace/Defense 1.21%
Boeing Co.†	6.388%	5/1/2031		$2,307,000	$2,334,683
Bombardier, Inc. (Canada)†(a)	6.00%	2/15/2028		5,412,000	5,333,601
Bombardier, Inc. (Canada)†(a)(e)	7.00%	6/1/2032		7,710,000	7,747,749
Bombardier, Inc. (Canada)†(a)	7.25%	7/1/2031		8,911,000	9,108,013
Bombardier, Inc. (Canada)†(a)	8.75%	11/15/2030		3,770,000	4,049,892
TransDigm, Inc.	4.625%	1/15/2029		8,669,000	7,991,559
Triumph Group, Inc.†	9.00%	3/15/2028		7,012,000	7,247,288
Total					43,812,785

Agriculture 0.46%
Kernel Holding SA (Ukraine)†(a)	6.50%	10/17/2024		7,834,000	7,091,337
Kernel Holding SA (Ukraine)†(a)	6.75%	10/27/2027		3,832,000	2,815,236
MHP Lux SA (Luxembourg)†(a)	6.25%	9/19/2029		9,792,000	6,856,848
Total					16,763,421

Airlines 1.48%
American Airlines, Inc.†	7.25%	2/15/2028		16,274,000	16,264,202
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029		6,707,146	6,491,577
Azul Secured Finance LLP†	11.93%	8/28/2028		3,661,000	3,698,009
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026		10,822,471	9,989,082
United Airlines, Inc.†	4.625%	4/15/2029		7,958,000	7,361,796
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(a)(d)	6.375%	2/1/2030		4,322,000	3,473,778
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(a)(d)	7.875%	5/1/2027		7,007,000	6,350,358
Total					53,628,802

Auto Manufacturers 0.62%
Allison Transmission, Inc.†	3.75%	1/30/2031		4,348,000	3,771,513
Aston Martin Capital Holdings Ltd. (Jersey)†(a)	10.00%	3/31/2029		5,709,000	5,529,908
Aston Martin Capital Holdings Ltd.	10.375%	3/31/2029	GBP	1,411,000	1,766,503
JB Poindexter & Co., Inc.†	8.75%	12/15/2031		$7,672,000	7,867,552
NM Holdings Co. LLC(f)	Zero Coupon	2/29/2004		–	0	(b)
Wabash National Corp.†	4.50%	10/15/2028		4,012,000	3,625,827
Total					22,561,303

Auto Parts & Equipment 1.41%
Adient Global Holdings Ltd.†	8.25%	4/15/2031		3,466,000	3,613,350
American Axle & Manufacturing, Inc.(d)	5.00%	10/1/2029		4,851,000	4,422,341
Dornoch Debt Merger Sub, Inc.†	6.625%	10/15/2029		4,773,000	4,128,970

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†		Fair Value
Auto Parts & Equipment (continued)
Garrett Motion Holdings, Inc./Garrett LX I SARL†	7.75%		5/31/2032			$5,255,000	$5,294,028
Goodyear Tire & Rubber Co.	5.00%		7/15/2029			9,236,000	8,503,043
Mahle GmbH†	6.50%		5/2/2031		EUR	3,144,000	3,431,693
Real Hero Merger Sub 2, Inc.†(d)	6.25%		2/1/2029			$3,842,000	3,313,664
Tenneco, Inc.†	8.00%		11/17/2028			8,373,000	7,655,390
ZF North America Capital, Inc.†	6.875%		4/14/2028			3,562,000	3,627,053
ZF North America Capital, Inc.†	7.125%		4/14/2030			7,089,000	7,318,379
Total							51,307,911

Banks 1.66%
Freedom Mortgage Corp.†	12.00%		10/1/2028			7,714,000	8,342,344
Intesa Sanpaolo SpA (Italy)†(a)	4.198% (1 yr. CMT + 2.60%	)#	6/1/2032			8,776,000	7,418,451
Lloyds Banking Group PLC	8.50% (5 yr. U.K. Government Bond + 5.14%	)#	–	(g)	GBP	4,500,000	5,838,747
NatWest Group PLC	4.50% (5 yr. U.K. Government Bond + 3.99%	)#	–	(g)	GBP	5,250,000	5,945,573
Popular, Inc.	7.25%		3/13/2028			$5,616,000	5,739,412
Societe Generale SA (France)†(a)	9.375% (5 yr. CMT + 5.39%	)#	–	(g)		4,792,000	4,944,007
Texas Capital Bancshares, Inc.	4.00% (5 yr. CMT + 3.15%	)#	5/6/2031			4,891,000	4,449,568
Texas Capital Bank NA	5.25%		1/31/2026			6,402,000	6,144,709
UBS Group AG (Switzerland)†(a)	7.75% (5 yr. USD SOFR ICE Swap Rate + 4.16%	)#	–	(g)		3,120,000	3,163,618
UBS Group AG (Switzerland)†(a)	9.25% (5 yr. CMT + 4.75%	)#	–	(g)		1,330,000	1,423,337
UBS Group AG (Switzerland)†(a)	9.25% (5 yr. CMT + 4.76%	)#	–	(g)		1,302,000	1,452,253
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031			5,939,000	5,330,252
Total							60,192,271

Building Materials 3.05%
ACProducts Holdings, Inc.†(d)	6.375%		5/15/2029			10,309,000	6,683,138
AmeriTex HoldCo Intermediate LLC†	10.25%		10/15/2028			5,714,000	5,995,831
Boise Cascade Co.†	4.875%		7/1/2030			5,346,000	4,965,364
Builders FirstSource, Inc.†	4.25%		2/1/2032			4,579,000	4,002,767
Builders FirstSource, Inc.†	6.375%		6/15/2032			8,658,000	8,633,397
Cornerstone Building Brands, Inc.†	6.125%		1/15/2029			4,340,000	3,534,506
CP Atlas Buyer, Inc.†(d)	7.00%		12/1/2028			5,854,000	5,202,505

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†		Fair Value
Building Materials (continued)
Eco Material Technologies, Inc.†	7.875%	1/31/2027		$5,423,000	$5,427,140
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.†	6.625%	12/15/2030		12,002,000	12,037,914
Griffon Corp.	5.75%	3/1/2028		3,805,000	3,681,182
JELD-WEN, Inc.†	4.875%	12/15/2027		4,070,000	3,817,834
Knife River Corp.†	7.75%	5/1/2031		3,518,000	3,665,031
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%	2/1/2030		9,079,000	8,297,787
New Enterprise Stone & Lime Co., Inc.†	9.75%	7/15/2028		3,123,000	3,200,190
Oscar AcquisitionCo LLC/Oscar Finance, Inc.†(d)	9.50%	4/15/2030		3,702,000	3,534,460
Sisecam U.K. PLC (United Kingdom)†(a)	8.625%	5/2/2032		3,927,000	4,003,125
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028		8,985,000	8,680,876
Smyrna Ready Mix Concrete LLC†	8.875%	11/15/2031		6,405,000	6,749,391
Standard Industries, Inc.†	3.375%	1/15/2031		6,669,000	5,569,613
Summit Materials LLC/Summit Materials Finance Corp.†	7.25%	1/15/2031		2,882,000	2,973,708
Total					110,655,759

Chemicals 3.65%
ASP Unifrax Holdings, Inc.†	5.25%	9/30/2028		14,870,000	7,489,573
Axalta Coating Systems Dutch Holding B BV (Netherlands)†(a)	7.25%	2/15/2031		3,556,000	3,681,050
Cerdia Finanz GmbH (Germany)†(a)	10.50%	2/15/2027		7,323,000	7,617,113
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028		7,772,000	7,438,869
Herens Midco SARL	5.25%	5/15/2029	EUR	8,274,000	6,469,384
INEOS Finance PLC (United Kingdom)†(a)	7.50%	4/15/2029		$5,583,000	5,643,747
Ingevity Corp.†	3.875%	11/1/2028		4,214,000	3,796,111
LSF11 A5 HoldCo LLC†	6.625%	10/15/2029		6,533,000	6,167,399
Methanex Corp. (Canada)(a)	5.25%	12/15/2029		4,500,000	4,305,818
Minerals Technologies, Inc.†	5.00%	7/1/2028		5,721,000	5,411,723
NOVA Chemicals Corp. (Canada)†(a)	9.00%	2/15/2030		10,847,000	11,487,766
Olympus Water U.S. Holding Corp.†	9.75%	11/15/2028		8,820,000	9,389,379
Rain Carbon, Inc.†(d)	12.25%	9/1/2029		10,704,000	11,429,931
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		234,000	229,985
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028		4,857,000	4,550,159
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029		1,441,000	1,358,646
SK Invictus Intermediate II SARL (Luxembourg)†(a)	5.00%	10/30/2029		10,962,000	9,738,723
Synthomer PLC	7.375%	5/2/2029	EUR	1,053,000	1,191,326
Synthomer PLC†	7.375%	5/2/2029	EUR	2,298,000	2,599,874
Tronox, Inc.†	4.625%	3/15/2029		$4,413,000	4,009,188
Valvoline, Inc.†	3.625%	6/15/2031		6,479,000	5,472,906

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†		Fair Value
Chemicals (continued)
Vibrantz Technologies, Inc.†	9.00%	2/15/2030		$8,006,000	$7,390,643
WR Grace Holdings LLC†	5.625%	8/15/2029		6,118,000	5,634,404
Total					132,503,717

Coal 0.83%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†(e)	8.625%	6/15/2029		3,650,000	3,721,887
Coronado Finance Pty. Ltd. (Australia)†(a)	10.75%	5/15/2026		7,717,000	8,050,846
SunCoke Energy, Inc.†	4.875%	6/30/2029		15,488,000	13,933,433
Warrior Met Coal, Inc.†	7.875%	12/1/2028		4,283,000	4,392,889
Total					30,099,055

Commercial Services 3.02%
Albion Financing 2 SARL (Luxembourg)†(a)	8.75%	4/15/2027		5,340,000	5,392,215
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(d)	6.00%	6/1/2029		4,951,000	4,230,371
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%	7/15/2027		2,805,000	2,784,277
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (Luxembourg)†(a)	4.625%	6/1/2028		16,916,000	15,247,624
Alta Equipment Group, Inc.†	5.625%	4/15/2026		14,210,000	14,455,233
Alta Equipment Group, Inc.†(e)	9.00%	6/1/2029		4,425,000	4,284,571
APi Group DE, Inc.†	4.75%	10/15/2029		4,179,000	3,837,169
BCP V Modular Services Finance PLC	6.75%	11/30/2029	EUR	3,716,000	3,291,156
Block, Inc.†	6.50%	5/15/2032		$6,460,000	6,528,101
CoreCivic, Inc.	8.25%	4/15/2029		4,191,000	4,379,677
GEO Group, Inc.†	10.25%	4/15/2031		4,322,000	4,551,226
Hertz Corp.†	Zero Coupon	1/15/2028		6,517,000	651,700
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (Turkey)(a)	9.50%	7/10/2036		8,715,503	8,051,381
Mavis Tire Express Services Topco Corp.†	6.50%	5/15/2029		651,000	600,256
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	8.25%	11/15/2028		6,917,000	7,112,876
NESCO Holdings II, Inc.†	5.50%	4/15/2029		1,834,000	1,683,302
Port of Newcastle Investments Financing Pty. Ltd. (Australia)†(a)	5.90%	11/24/2031		8,532,000	7,775,852
Sotheby’s†	7.375%	10/15/2027		8,214,000	7,157,492
TriNet Group, Inc.†	7.125%	8/15/2031		3,864,000	3,903,628
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026		3,724,000	3,623,367
Total					109,541,474

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Computers 0.72%
McAfee Corp.†	7.375%		2/15/2030	$10,274,000	$9,520,175
NCR Atleos Corp.†	9.50%		4/1/2029	3,596,000	3,882,809
NCR Voyix Corp.†	5.125%		4/15/2029	4,032,000	3,746,611
Seagate HDD Cayman (Cayman Islands)†(a)	8.25%		12/15/2029	3,319,000	3,553,265
Seagate HDD Cayman (Cayman Islands)†(a)	8.50%		7/15/2031	3,487,000	3,723,035
Virtusa Corp.†	7.125%		12/15/2028	1,809,000	1,646,805
Total					26,072,700

Distribution/Wholesale 0.54%
BCPE Empire Holdings, Inc.†	7.625%		5/1/2027	4,109,000	3,996,513
Gates Corp.†(e)	6.875%		7/1/2029	3,067,000	3,100,286
Resideo Funding, Inc.†	4.00%		9/1/2029	8,156,000	7,248,360
Windsor Holdings III LLC†	8.50%		6/15/2030	5,003,000	5,233,423
Total					19,578,582

Diversified Financial Services 4.92%
AG Issuer LLC†	6.25%		3/1/2028	6,614,000	6,458,323
Aretec Group, Inc.†	7.50%		4/1/2029	4,496,000	4,365,815
Aretec Group, Inc.†	10.00%		8/15/2030	6,853,000	7,504,330
Armor Holdco, Inc.†	8.50%		11/15/2029	6,314,000	6,026,845
ASG Finance DAC (Ireland)†(a)	9.75%		5/15/2029	3,649,000	3,655,021
Bread Financial Holdings, Inc.†	9.75%		3/15/2029	4,554,000	4,773,863
Coinbase Global, Inc.†	3.375%		10/1/2028	13,100,000	11,208,230
Coinbase Global, Inc.†	3.625%		10/1/2031	2,145,000	1,707,679
GGAM Finance Ltd. (Ireland)†(a)	6.875%		4/15/2029	3,428,000	3,462,863
GGAM Finance Ltd. (Ireland)†(a)	8.00%		2/15/2027	5,310,000	5,467,149
GGAM Finance Ltd. (Ireland)†(a)	8.00%		6/15/2028	3,671,000	3,803,362
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(a)	6.50%		9/15/2024	6,349,438	5,956,192
ILFC E-Capital Trust I†	7.145% (3 mo. USD Term SOFR + 1.81%	)#	12/21/2065	3,413,000	2,742,009
ILFC E-Capital Trust II†	7.395% (3 mo. USD Term SOFR + 2.06%	)#	12/21/2065	3,031,000	2,481,875
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029	4,712,000	4,371,755
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031	11,309,000	11,520,863
Jefferson Capital Holdings LLC†	6.00%		8/15/2026	8,416,000	8,337,905
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(a)	8.125%		3/30/2029	2,036,000	2,145,512
Nationstar Mortgage Holdings, Inc.†	7.125%		2/1/2032	7,157,000	7,128,193
Navient Corp.	4.875%		3/15/2028	3,415,000	3,130,928

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Diversified Financial Services (continued)
Navient Corp.	5.50%		3/15/2029		$5,191,000	$4,715,855
Navient Corp.	9.375%		7/25/2030		6,094,000	6,376,695
Navient Corp.	11.50%		3/15/2031		8,395,000	9,225,182
OneMain Finance Corp.	7.50%		5/15/2031		3,478,000	3,482,064
OneMain Finance Corp.	9.00%		1/15/2029		8,255,000	8,671,654
PennyMac Financial Services, Inc.†	5.75%		9/15/2031		10,275,000	9,458,504
PennyMac Financial Services, Inc.†	7.125%		11/15/2030		3,759,000	3,714,054
PennyMac Financial Services, Inc.†	7.875%		12/15/2029		4,261,000	4,366,234
PRA Group, Inc.†	5.00%		10/1/2029		4,287,000	3,639,077
PRA Group, Inc.†	8.875%		1/31/2030		5,295,000	5,242,183
StoneX Group, Inc.†	7.875%		3/1/2031		6,088,000	6,235,147
Synchrony Financial	7.25%		2/2/2033		7,304,000	7,332,188
Total						178,707,549

Electric 2.50%
Calpine Corp.†	5.00%		2/1/2031		8,485,000	7,842,819
DPL, Inc.	4.35%		4/15/2029		5,430,000	5,022,496
Elwood Energy LLC	8.159%		7/5/2026		1,320,378	1,175,136
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029		6,522,000	5,784,940
NRG Energy, Inc.†	5.25%		6/15/2029		3,170,000	3,026,163
NRG Energy, Inc.†	7.00%		3/15/2033		3,116,000	3,295,432
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(g)	7,747,000	8,478,890
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%		12/15/2025		520,646	519,594
Pampa Energia SA (Argentina)(a)	7.50%		1/24/2027		5,411,000	5,199,316
Pike Corp.†	5.50%		9/1/2028		3,761,000	3,582,701
Pike Corp.†	8.625%		1/31/2031		3,450,000	3,638,133
Talen Energy Supply LLC†	8.625%		6/1/2030		7,479,000	8,026,625
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(g)	6,374,000	6,332,955
Vistra Operations Co. LLC†	4.375%		5/1/2029		11,259,000	10,430,861
Vistra Operations Co. LLC†	7.75%		10/15/2031		17,858,000	18,567,712
Total						90,923,773

Electrical Components & Equipment 0.10%
EnerSys†	6.625%		1/15/2032		3,552,000	3,584,021

Electronics 0.47%
Atkore, Inc.†	4.25%		6/1/2031		2,436,000	2,155,447
Coherent Corp.†	5.00%		12/15/2029		7,700,000	7,187,620

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†		Fair Value
Electronics (continued)
EquipmentShare.com, Inc.†	8.625%	5/15/2032		$3,751,000	$3,889,101
Imola Merger Corp.†	4.75%	5/15/2029		4,070,000	3,791,332
Total					17,023,500

Energy-Alternate Sources 0.16%
YPF Energia Electrica SA (Argentina)†(a)	10.00%	7/25/2026		5,950,000	5,903,893

Engineering & Construction 0.77%
Arcosa, Inc.†	4.375%	4/15/2029		4,377,000	4,070,560
Brand Industrial Services, Inc.†	10.375%	8/1/2030		6,457,000	6,939,955
Dycom Industries, Inc.†	4.50%	4/15/2029		3,904,000	3,630,810
Gatwick Airport Finance PLC	4.375%	4/7/2026	GBP	5,000,000	6,184,741
Great Lakes Dredge & Dock Corp.†	5.25%	6/1/2029		$627,000	555,621
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028		7,035,000	6,473,477
Total					27,855,164

Entertainment 3.07%
888 Acquisitions Ltd.	7.558%	7/15/2027	EUR	5,131,000	5,527,521
Allwyn Entertainment Financing U.K. PLC (United Kingdom)†(a)	7.875%	4/30/2029		$4,856,000	4,973,782
AMC Entertainment Holdings, Inc.†(d)	7.50%	2/15/2029		9,230,000	6,809,810
Boyne USA, Inc.†	4.75%	5/15/2029		4,092,000	3,782,129
Caesars Entertainment, Inc.†	7.00%	2/15/2030		4,935,000	4,991,387
Churchill Downs, Inc.†	4.75%	1/15/2028		4,296,000	4,072,584
Churchill Downs, Inc.†	5.75%	4/1/2030		3,895,000	3,738,647
Cinemark USA, Inc.†(d)	5.25%	7/15/2028		4,232,000	3,955,464
Empire Resorts, Inc.†	7.75%	11/1/2026		8,365,000	7,827,647
Flutter Treasury DAC (Ireland)†(a)	6.375%	4/29/2029		2,813,000	2,829,172
Inter Media & Communication SpA	6.75%	2/9/2027	EUR	11,237,000	12,009,810
Jacobs Entertainment, Inc.†	6.75%	2/15/2029		$6,969,000	6,504,028
Loarre Investments SARL†	6.50%	5/15/2029	EUR	11,107,000	12,186,693
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029		$9,547,000	8,833,890
Mohegan Tribal Gaming Authority†	8.00%	2/1/2026		6,296,000	5,920,223
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/6/2031		6,500,000	5,626,137
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029		3,889,000	3,639,381
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.†	7.125%	2/15/2031		8,143,000	8,366,208
Total					111,594,513

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Environmental Control 0.31%
Enviri Corp.†	5.75%		7/31/2027		$5,237,000	$4,970,727
Madison IAQ LLC†	5.875%		6/30/2029		6,954,000	6,451,318
Total						11,422,045

Food 1.67%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%		3/15/2029		12,455,000	11,119,175
Bellis Acquisition Co. PLC†	8.125%		5/14/2030	GBP	4,493,000	5,715,458
Bellis Finco PLC	4.00%		2/16/2027	GBP	3,484,000	4,065,506
Chobani LLC/Chobani Finance Corp., Inc.†	4.625%		11/15/2028		$3,853,000	3,636,508
Iceland Bondco PLC†	10.875%		12/15/2027	GBP	2,359,000	3,145,171
Iceland Bondco PLC	10.875%		12/15/2027	GBP	3,000,000	3,999,794
Ingles Markets, Inc.†	4.00%		6/15/2031		$3,523,000	3,033,162
La Doria SpA†	8.319% (3 mo. EURIBOR + 4.50%	)#	11/12/2029	EUR	1,405,000	1,567,371
Lamb Weston Holdings, Inc.†	4.125%		1/31/2030		$4,019,000	3,617,113
Market Bidco Finco PLC	5.50%		11/4/2027	GBP	4,813,000	5,709,793
Pilgrim’s Pride Corp.	4.25%		4/15/2031		$4,012,000	3,613,702
Post Holdings, Inc.†	4.625%		4/15/2030		4,130,000	3,752,900
Sigma Holdco BV (Netherlands)†(a)	7.875%		5/15/2026		4,000,000	3,894,120
Tonon Luxembourg SA (Luxembourg)†(a)(h)	6.50%		10/31/2024		1,863,197	279	(c)
U.S. Foods, Inc.†	4.625%		6/1/2030		4,186,000	3,846,746
Total						60,716,798

Forest Products & Paper 0.38%
Ahlstrom Holding 3 OYJ (Finland)†(a)	4.875%		2/4/2028		5,404,000	5,022,748
Mercer International, Inc. (Canada)(a)	5.125%		2/1/2029		7,183,000	6,296,643
Mercer International, Inc. (Canada)†(a)	12.875%		10/1/2028		2,145,000	2,325,800
Total						13,645,191

Hand/Machine Tools 0.10%
IMA Industria Macchine Automatiche SpA†	7.652% (3 mo. EURIBOR + 3.75%	)#	4/15/2029	EUR	1,665,000	1,822,415
IMA Industria Macchine Automatiche SpA	7.654% (3 mo. EURIBOR + 3.75%	)#	4/15/2029	EUR	1,737,000	1,901,222
Total						3,723,637

Health Care-Products 0.39%
Bausch & Lomb Corp. (Canada)†(a)	8.375%		10/1/2028		$10,511,000	10,708,081
Medline Borrower LP†	3.875%		4/1/2029		3,976,000	3,622,263
Total						14,330,344

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†		Fair Value
Health Care-Services 3.14%
Acadia Healthcare Co., Inc.†	5.00%	4/15/2029		$3,978,000	$3,753,777
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031		6,566,000	5,189,568
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030		14,947,000	12,419,567
CHS/Community Health Systems, Inc.†	6.125%	4/1/2030		18,203,000	12,997,670
CHS/Community Health Systems, Inc.†	6.875%	4/1/2028		3,513,000	2,550,895
CHS/Community Health Systems, Inc.†	6.875%	4/15/2029		6,270,000	4,913,190
DaVita, Inc.†	4.625%	6/1/2030		14,718,000	13,195,825
Global Medical Response, Inc.†	6.50%	10/1/2025		4,943,000	4,791,719
HealthEquity, Inc.†	4.50%	10/1/2029		4,086,000	3,748,058
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028		9,330,000	9,939,249
LifePoint Health, Inc.†	5.375%	1/15/2029		9,858,000	8,330,948
LifePoint Health, Inc.†	9.875%	8/15/2030		7,156,000	7,665,757
LifePoint Health, Inc.†	10.00%	6/1/2032		5,978,000	6,007,163
LifePoint Health, Inc.†	11.00%	10/15/2030		4,989,000	5,502,345
Molina Healthcare, Inc.†	3.875%	11/15/2030		4,298,000	3,751,158
Surgery Center Holdings, Inc.†	7.25%	4/15/2032		3,802,000	3,835,281
U.S. Acute Care Solutions LLC†	9.75%	5/15/2029		5,508,000	5,317,144
Total					113,909,314

Holding Companies-Diversified 0.43%
Benteler International AG (Austria)†(a)	10.50%	5/15/2028		7,100,000	7,651,535
Stena International SA (Luxembourg)†(a)	7.25%	1/15/2031		4,163,000	4,238,607
Stena International SA (Luxembourg)†(a)	7.625%	2/15/2031		3,544,000	3,622,987
Total					15,513,129

Home Builders 1.26%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	4.625%	4/1/2030		4,085,000	3,640,268
Dream Finders Homes, Inc.†	8.25%	8/15/2028		4,252,000	4,371,511
Forestar Group, Inc.†	3.85%	5/15/2026		4,249,000	4,055,620
Landsea Homes Corp.†	8.875%	4/1/2029		6,317,000	6,129,385
LGI Homes, Inc.†	8.75%	12/15/2028		5,925,000	6,155,556
M/I Homes, Inc.	4.95%	2/1/2028		6,254,000	5,951,924
Miller Homes Group Finco PLC	7.00%	5/15/2029	GBP	4,696,000	5,542,151
Shea Homes LP/Shea Homes Funding Corp.	4.75%	2/15/2028		$4,108,000	3,883,623
STL Holding Co. LLC†	8.75%	2/15/2029		5,782,000	6,019,108
Total					45,749,146

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Housewares 0.19%
Newell Brands, Inc.	5.70%	4/1/2026	$4,075,000	$4,026,503
SWF Escrow Issuer Corp.†(d)	6.50%	10/1/2029	5,310,000	3,017,414
Total				7,043,917

Insurance 1.27%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	4/15/2028	3,536,000	3,545,162
Ardonagh Finco Ltd. (United Kingdom)†(a)	7.75%	2/15/2031	3,370,000	3,349,624
Ardonagh Group Finance Ltd. (United Kingdom)†(a)	8.875%	2/15/2032	7,734,000	7,627,855
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance†	7.125%	5/15/2031	5,062,000	5,115,650
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(a)	7.25%	2/15/2031	4,329,000	4,300,585
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(a)	8.125%	2/15/2032	6,038,000	5,989,588
HUB International Ltd.†	7.375%	1/31/2032	3,532,000	3,546,745
Jones Deslauriers Insurance Management, Inc. (Canada)†(a)	8.50%	3/15/2030	4,741,000	4,993,537
Jones Deslauriers Insurance Management, Inc. (Canada)†(a)	10.50%	12/15/2030	3,667,000	3,965,068
Panther Escrow Issuer LLC†	7.125%	6/1/2031	3,608,000	3,641,018
Total				46,074,832

Internet 0.94%
Arches Buyer, Inc.†	6.125%	12/1/2028	1,802,000	1,453,379
Cablevision Lightpath LLC†	5.625%	9/15/2028	5,032,000	3,967,322
EquipmentShare.com, Inc.†	9.00%	5/15/2028	12,756,000	13,176,144
ION Trading Technologies SARL (Luxembourg)†(a)	5.75%	5/15/2028	6,885,000	6,261,667
ION Trading Technologies SARL (Luxembourg)†(a)	9.50%	5/30/2029	3,362,000	3,389,300
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†(i)	10.75%	6/1/2028	2,205,000	2,264,270
Rakuten Group, Inc. (Japan)†(a)	9.75%	4/15/2029	3,737,000	3,766,149
Total				34,278,231

Iron-Steel 1.61%
Algoma Steel, Inc. (Canada)†(a)	9.125%	4/15/2029	4,657,000	4,568,703
ATI, Inc.	5.125%	10/1/2031	10,694,000	9,766,252
ATI, Inc.	7.25%	8/15/2030	6,848,000	7,017,379
Carpenter Technology Corp.	7.625%	3/15/2030	6,892,000	7,075,181

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†		Fair Value
Iron-Steel (continued)
Cleveland-Cliffs, Inc.†	7.00%	3/15/2032		$7,066,000	$6,977,434
Commercial Metals Co.	4.125%	1/15/2030		3,953,000	3,589,634
Mineral Resources Ltd. (Australia)†(a)	8.00%	11/1/2027		5,126,000	5,219,703
Mineral Resources Ltd. (Australia)†(a)	8.50%	5/1/2030		2,679,000	2,776,608
Samarco Mineracao SA (Brazil)(a)	9.00%	6/30/2031		4,100,000	3,836,371
U.S. Steel Corp.	6.65%	6/1/2037		7,559,000	7,501,539
Total					58,328,804

Leisure Time 1.42%
Carnival Corp.†	6.00%	5/1/2029		13,679,000	13,377,728
NCL Corp. Ltd.†	5.875%	2/15/2027		3,781,000	3,729,022
NCL Corp. Ltd.†	8.125%	1/15/2029		6,041,000	6,315,726
Royal Caribbean Cruises Ltd.†	4.25%	7/1/2026		3,736,000	3,603,716
Royal Caribbean Cruises Ltd.†	6.25%	3/15/2032		3,839,000	3,823,901
Royal Caribbean Cruises Ltd.†	7.25%	1/15/2030		3,459,000	3,575,364
TUI Cruises GmbH†	6.25%	4/15/2029	EUR	1,174,000	1,297,019
Viking Cruises Ltd.†	9.125%	7/15/2031		$11,055,000	11,917,047
VOC Escrow Ltd.†	5.00%	2/15/2028		4,053,000	3,895,541
Total					51,535,064

Lodging 1.44%
Choice Hotels International, Inc.	3.70%	12/1/2029		6,008,000	5,364,657
Full House Resorts, Inc.†(d)	8.25%	2/15/2028		4,113,000	3,892,859
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026		13,864,000	13,205,936
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.†	6.625%	1/15/2032		3,569,000	3,552,785
Melco Resorts Finance Ltd. (Hong Kong)†(a)	5.375%	12/4/2029		4,480,000	4,041,558
ONE Hotels GmbH†	7.75%	4/2/2031	EUR	2,820,000	3,146,907
Station Casinos LLC†	4.625%	12/1/2031		$4,010,000	3,514,214
Studio City Finance Ltd. (Hong Kong)(a)	5.00%	1/15/2029		4,529,000	3,947,877
Wyndham Hotels & Resorts, Inc.†	4.375%	8/15/2028		4,408,000	4,092,166
Wynn Macau Ltd. (Macau)†(a)	5.50%	10/1/2027		8,088,000	7,709,819
Total					52,468,778

Machinery: Construction & Mining 0.33%
BWX Technologies, Inc.†	4.125%	4/15/2029		4,179,000	3,828,765
Terex Corp.†	5.00%	5/15/2029		4,313,000	4,060,567
Vertiv Group Corp.†	4.125%	11/15/2028		4,258,000	3,950,062
Total					11,839,394

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Machinery-Diversified 1.25%
ATS Corp. (Canada)†(a)	4.125%		12/15/2028		$3,972,000	$3,585,827
Chart Industries, Inc.†	7.50%		1/1/2030		2,413,000	2,488,187
Esab Corp.†	6.25%		4/15/2029		3,490,000	3,502,361
GrafTech Global Enterprises, Inc.†(d)	9.875%		12/15/2028		6,525,000	4,933,266
Maxim Crane Works Holdings Capital LLC†	11.50%		9/1/2028		5,034,000	5,359,595
Mueller Water Products, Inc.†	4.00%		6/15/2029		4,445,000	4,059,814
Nova Alexandre III SAS	9.114% (3 mo. EURIBOR + 5.25%	)#	7/15/2029	EUR	1,834,000	1,988,090
SPX FLOW, Inc.†(d)	8.75%		4/1/2030		$7,738,000	7,967,964
TK Elevator Midco GmbH	4.375%		7/15/2027	EUR	5,590,000	5,890,985
TK Elevator U.S. Newco, Inc.†	5.25%		7/15/2027		$5,672,000	5,476,543
Total						45,252,632

Media 4.77%
AMC Networks, Inc.(d)	4.25%		2/15/2029		5,192,000	3,668,345
Belo Corp.	7.25%		9/15/2027		6,082,000	6,097,381
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.50%		8/15/2030		13,261,000	11,029,186
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%		3/1/2030		17,615,000	15,019,241
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%		2/1/2028		13,497,000	12,474,712
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%		9/1/2029		4,105,000	3,845,624
CSC Holdings LLC†	4.125%		12/1/2030		8,429,000	5,206,244
CSC Holdings LLC†	4.625%		12/1/2030		2,385,000	1,005,275
CSC Holdings LLC†	6.50%		2/1/2029		7,271,000	4,927,248
CSC Holdings LLC†	7.50%		4/1/2028		9,847,000	5,506,984
CSC Holdings LLC†(d)	11.25%		5/15/2028		11,015,000	8,899,019
CSC Holdings LLC†	11.75%		1/31/2029		6,922,000	5,505,297
DISH DBS Corp.	5.875%		11/15/2024		6,087,000	5,802,037
DISH Network Corp.†	11.75%		11/15/2027		12,061,000	12,111,140
Gray Television, Inc.†	5.375%		11/15/2031		5,653,000	3,145,063
Gray Television, Inc.†(d)	7.00%		5/15/2027		8,868,000	7,834,776
McGraw-Hill Education, Inc.†	5.75%		8/1/2028		4,866,000	4,544,710
Nexstar Media, Inc.†	4.75%		11/1/2028		4,073,000	3,596,035
Sunrise FinCo I BV (Netherlands)†(a)	4.875%		7/15/2031		3,976,000	3,552,119
TEGNA, Inc.	5.00%		9/15/2029		4,788,000	4,212,116
Univision Communications, Inc.†	7.375%		6/30/2030		12,807,000	12,147,903
Virgin Media Finance PLC (United Kingdom)†(a)	5.00%		7/15/2030		12,178,000	10,128,231
Virgin Media Secured Finance PLC (United Kingdom)†(a)	5.50%		5/15/2029		13,800,000	12,496,736
VZ Secured Financing BV (Netherlands)†(a)	5.00%		1/15/2032		12,577,000	10,684,081
Total						173,439,503

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†		Fair Value
Metal Fabricate-Hardware 0.52%
Advanced Drainage Systems, Inc.†	6.375%	6/15/2030		$3,562,000	$3,558,400
Park-Ohio Industries, Inc.	6.625%	4/15/2027		7,536,000	7,214,521
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029		4,410,000	4,033,720
Vallourec SACA (France)†(a)	7.50%	4/15/2032		4,033,000	4,154,143
Total					18,960,784

Mining 3.29%
Alcoa Nederland Holding BV (Netherlands)†(a)	7.125%	3/15/2031		3,587,000	3,671,678
Arsenal AIC Parent LLC†	8.00%	10/1/2030		8,334,000	8,678,927
Coeur Mining, Inc.†(d)	5.125%	2/15/2029		9,310,000	8,724,434
Compass Minerals International, Inc.†	6.75%	12/1/2027		7,982,000	7,637,302
Constellium SE (France)†(a)	5.625%	6/15/2028		5,725,000	5,566,072
Eldorado Gold Corp. (Canada)†(a)	6.25%	9/1/2029		7,142,000	6,809,931
ERO Copper Corp. (Canada)†(a)	6.50%	2/15/2030		3,720,000	3,604,237
First Quantum Minerals Ltd. (Canada)†(a)	8.625%	6/1/2031		12,884,000	12,837,926
First Quantum Minerals Ltd. (Canada)†(a)	9.375%	3/1/2029		1,268,000	1,324,719
FMG Resources August 2006 Pty. Ltd. (Australia)†(a)	4.375%	4/1/2031		4,232,000	3,760,344
FMG Resources August 2006 Pty. Ltd. (Australia)†(a)	5.875%	4/15/2030		4,227,000	4,103,475
FMG Resources August 2006 Pty. Ltd. (Australia)†(a)	6.125%	4/15/2032		11,832,000	11,578,951
Hecla Mining Co.	7.25%	2/15/2028		13,100,000	13,203,870
Hudbay Minerals, Inc. (Canada)†(a)	4.50%	4/1/2026		4,407,000	4,299,024
Hudbay Minerals, Inc. (Canada)†(a)	6.125%	4/1/2029		4,376,000	4,319,847
Mirabela Nickel Ltd.	Zero Coupon	9/10/2044		51,005	–	(b)
Novelis Corp.†	3.875%	8/15/2031		6,008,000	5,149,335
Taseko Mines Ltd. (Canada)†(a)	8.25%	5/1/2030		6,906,000	7,087,899
WE Soda Investments Holding PLC (United Kingdom)†(a)	9.375%	2/14/2031		2,241,000	2,281,584
WE Soda Investments Holding PLC (United Kingdom)†(a)	9.50%	10/6/2028		4,925,000	5,063,688
Total					119,703,243

Miscellaneous Manufacturing 0.73%
Amsted Industries, Inc.†	4.625%	5/15/2030		4,005,000	3,642,017
Calderys Financing LLC (France)†(a)	11.25%	6/1/2028		5,325,000	5,684,533
Ctec II GmbH	5.25%	2/15/2030	EUR	5,958,000	6,016,053
FXI Holdings, Inc.†	12.25%	11/15/2026		$2,242,000	2,243,928
FXI Holdings, Inc.†	12.25%	11/15/2026		3,019,000	3,021,522
LSB Industries, Inc.†	6.25%	10/15/2028		6,075,000	5,852,681
Total					26,460,734

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Office/Business Equipment 0.15%
Xerox Holdings Corp.†	8.875%	11/30/2029	$2,673,000	$2,591,388
Zebra Technologies Corp.†	6.50%	6/1/2032	2,998,000	3,019,820
Total				5,611,208

Oil & Gas 9.05%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	5.875%	6/30/2029	6,571,000	6,330,526
Baytex Energy Corp. (Canada)†(a)	7.375%	3/15/2032	5,512,000	5,580,194
Baytex Energy Corp. (Canada)†(a)	8.50%	4/30/2030	4,618,000	4,819,356
Berry Petroleum Co. LLC†	7.00%	2/15/2026	10,767,000	10,612,024
Borr IHC Ltd./Borr Finance LLC†	10.00%	11/15/2028	5,012,745	5,265,011
Borr IHC Ltd./Borr Finance LLC†	10.375%	11/15/2030	2,274,517	2,388,102
California Resources Corp.†(e)	8.25%	6/15/2029	6,298,000	6,312,688
CITGO Petroleum Corp.†	8.375%	1/15/2029	5,485,000	5,682,076
Civitas Resources, Inc.†	8.625%	11/1/2030	5,790,000	6,197,164
Civitas Resources, Inc.†	8.75%	7/1/2031	5,327,000	5,693,839
CNX Resources Corp.†	6.00%	1/15/2029	8,912,000	8,703,197
CNX Resources Corp.†(d)	7.375%	1/15/2031	6,649,000	6,788,523
Comstock Resources, Inc.†	5.875%	1/15/2030	9,529,000	8,791,515
Comstock Resources, Inc.†	6.75%	3/1/2029	5,634,000	5,454,080
Crescent Energy Finance LLC†	7.625%	4/1/2032	5,680,000	5,792,603
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(a)	8.50%	10/1/2030	7,148,000	7,510,289
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	8,744,000	8,945,986
Encino Acquisition Partners Holdings LLC†	8.75%	5/1/2031	3,660,000	3,788,074
Gulfport Energy Corp.†	8.00%	5/17/2026	10,539,004	10,691,008
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	10,519,000	10,061,397
Kosmos Energy Ltd.†	7.50%	3/1/2028	4,129,000	3,934,248
Matador Resources Co.†	6.50%	4/15/2032	4,034,000	4,028,659
Matador Resources Co.†	6.875%	4/15/2028	2,623,000	2,648,711
MC Brazil Downstream Trading SARL (Luxembourg)†(a)	7.25%	6/30/2031	8,551,058	7,700,639
MEG Energy Corp. (Canada)†(a)	5.875%	2/1/2029	10,393,000	10,094,142
Nabors Industries Ltd.†(d)	7.50%	1/15/2028	4,106,000	3,910,512
Noble Finance II LLC†	8.00%	4/15/2030	5,429,000	5,604,063
Pan American Energy LLC (Argentina)†(a)	8.50%	4/30/2032	7,491,000	7,806,334
Parkland Corp. (Canada)†(a)	5.875%	7/15/2027	3,354,000	3,301,303
PBF Holding Co. LLC/PBF Finance Corp.	6.00%	2/15/2028	3,900,000	3,813,691
PBF Holding Co. LLC/PBF Finance Corp.†	7.875%	9/15/2030	4,612,000	4,741,636

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Oil & Gas (continued)
Permian Resources Operating LLC†	9.875%	7/15/2031	$7,842,000	$8,682,135
Petroleos Mexicanos (Mexico)(a)	10.00%	2/7/2033	7,823,000	7,900,354
Precision Drilling Corp. (Canada)†(a)	6.875%	1/15/2029	9,508,000	9,432,333
Range Resources Corp.†	4.75%	2/15/2030	4,117,000	3,828,292
Rockcliff Energy II LLC†	5.50%	10/15/2029	10,097,000	9,387,276
Seadrill Finance Ltd.†	8.375%	8/1/2030	4,284,000	4,500,140
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(a)(d)	9.625%	4/15/2029	8,429,000	8,165,299
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028	5,917,000	6,143,171
Southwestern Energy Co.	5.375%	2/1/2029	8,282,000	7,971,366
Sunoco LP/Sunoco Finance Corp.†	7.00%	9/15/2028	4,066,000	4,141,493
Talos Production, Inc.†	9.00%	2/1/2029	3,818,000	4,008,584
Transocean Aquila Ltd.†	8.00%	9/30/2028	4,056,000	4,132,220
Transocean, Inc.	6.80%	3/15/2038	11,291,000	9,401,836
Transocean, Inc.(d)	7.50%	4/15/2031	10,110,000	9,439,998
Transocean, Inc.†	8.25%	5/15/2029	3,730,000	3,732,408
Valaris Ltd.†	8.375%	4/30/2030	7,489,000	7,746,661
Vermilion Energy, Inc. (Canada)†(a)(d)	6.875%	5/1/2030	5,899,000	5,786,762
Vital Energy, Inc.†	7.75%	7/31/2029	8,055,000	8,173,884
Vital Energy, Inc.†	7.875%	4/15/2032	6,073,000	6,170,387
Vital Energy, Inc.	9.75%	10/15/2030	2,344,000	2,565,663
YPF SA (Argentina)†(a)	9.50%	1/17/2031	4,248,000	4,297,001
Total				328,598,853

Oil & Gas Services 0.94%
Helix Energy Solutions Group, Inc.†	9.75%	3/1/2029	8,146,000	8,629,074
Kodiak Gas Services LLC†	7.25%	2/15/2029	3,853,000	3,914,252
Nine Energy Service, Inc.	13.00%	2/1/2028	4,907,000	3,951,318
Oceaneering International, Inc.	6.00%	2/1/2028	10,653,000	10,504,941
Tidewater, Inc.†	10.375%	7/3/2028	3,800,000	4,104,000
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029	3,087,000	3,093,026
Total				34,196,611

Packaging & Containers 1.38%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(a)	4.125%	8/15/2026	8,391,000	7,142,921
Canpack SA/Canpack U.S. LLC (Poland)†(a)	3.875%	11/15/2029	4,581,000	4,027,396
Clydesdale Acquisition Holdings, Inc.†	8.75%	4/15/2030	6,002,000	5,794,221

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Packaging & Containers (continued)
Fiber Bidco SpA	6.125%		6/15/2031	EUR	1,036,000	$1,119,759
Fiber Bidco SpA†	6.125%		6/15/2031	EUR	2,498,000	2,699,959
Iris Holding, Inc.†	10.00%		12/15/2028		$4,203,000	3,699,581
LABL, Inc.†	9.50%		11/1/2028		4,377,000	4,457,620
LABL, Inc.†	10.50%		7/15/2027		2,966,000	2,890,545
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2027		7,539,000	7,514,730
Sealed Air Corp.†	6.875%		7/15/2033		3,005,000	3,116,873
Titan Holdings II BV	5.125%		7/15/2029	EUR	4,060,000	4,007,379
Trident TPI Holdings, Inc.†	12.75%		12/31/2028		$3,343,000	3,637,795
Total						50,108,779

Pharmaceuticals 1.49%
180 Medical, Inc.†	3.875%		10/15/2029		4,080,000	3,673,202
AdaptHealth LLC†	5.125%		3/1/2030		6,684,000	5,843,815
BellRing Brands, Inc.†	7.00%		3/15/2030		3,678,000	3,761,002
Curaleaf Holdings, Inc.	8.00%		12/15/2026		7,734,000	7,269,960
Organon & Co./Organon Foreign Debt Co.-Issuer BV†	5.125%		4/30/2031		4,429,000	3,917,637
Organon & Co./Organon Foreign Debt Co.-Issuer BV†	7.875%		5/15/2034		6,721,000	6,838,841
Owens & Minor, Inc.†(d)	6.625%		4/1/2030		7,932,000	7,559,459
Perrigo Finance Unlimited Co. (Ireland)(a)	4.65%		6/15/2030		4,095,000	3,766,901
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	3.15%		10/1/2026		4,122,000	3,859,372
Trulieve Cannabis Corp.	8.00%		10/6/2026		7,748,000	7,537,836
Total						54,028,025

Pipelines 4.04%
AI Candelaria Spain SA (Spain)†(a)	7.50%		12/15/2028		4,398,893	4,299,274
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.375%		6/15/2029		7,460,000	7,155,207
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.00%		7/15/2029		4,799,000	4,852,911
Buckeye Partners LP	4.125%		12/1/2027		7,654,000	7,104,169
CNX Midstream Partners LP†	4.75%		4/15/2030		9,074,000	8,168,941
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031		4,891,000	4,586,518
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028		9,913,000	9,795,429
DT Midstream, Inc.†	4.125%		6/15/2029		7,560,000	6,919,225
Energy Transfer LP	8.00% (5 yr. CMT + 4.02%	)#	5/15/2054		3,257,000	3,393,191

110	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Pipelines (continued)
EnLink Midstream LLC†	6.50%	9/1/2030	$3,951,000	$4,038,665
EQM Midstream Partners LP†	4.75%	1/15/2031	4,000,000	3,675,737
EQM Midstream Partners LP†	6.375%	4/1/2029	3,664,000	3,659,760
EQM Midstream Partners LP†	7.50%	6/1/2030	8,082,000	8,541,462
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%	1/15/2029	4,397,000	4,508,306
Genesis Energy LP/Genesis Energy Finance Corp.	8.875%	4/15/2030	7,731,000	8,085,559
Global Partners LP/GLP Finance Corp.†	8.25%	1/15/2032	7,185,000	7,397,547
Harvest Midstream I LP†	7.50%	5/15/2032	5,859,000	5,943,085
Hess Midstream Operations LP†	5.125%	6/15/2028	5,824,000	5,614,699
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.375%	2/15/2032	6,993,000	7,126,735
Venture Global LNG, Inc.†	8.125%	6/1/2028	8,011,000	8,192,846
Venture Global LNG, Inc.†	8.375%	6/1/2031	8,211,000	8,473,090
Venture Global LNG, Inc.†	9.50%	2/1/2029	13,967,000	15,156,234
Total				146,688,590

Real Estate 0.39%
Cushman & Wakefield U.S. Borrower LLC†	8.875%	9/1/2031	6,464,000	6,800,736
Hunt Cos., Inc.†	5.25%	4/15/2029	4,032,000	3,590,546
Newmark Group, Inc.†	7.50%	1/12/2029	2,162,000	2,209,776
Shimao Group Holdings Ltd. (Hong Kong)(a)(h)	3.45%	1/11/2031	1,074,000	48,330
Shimao Group Holdings Ltd. (Hong Kong)(a)(h)	5.20%	1/16/2027	23,117,000	1,073,091
Sunac China Holdings Ltd. (China)†(a)	6.00%	9/30/2026	446,605	61,408
Sunac China Holdings Ltd. (China)†(a)	6.25%	9/30/2027	447,147	55,893
Sunac China Holdings Ltd. (China)†(a)	6.50%	9/30/2027	895,378	102,969
Sunac China Holdings Ltd. (China)†(a)	6.75%	9/30/2028	1,344,692	146,329
Sunac China Holdings Ltd. (China)†(a)	7.00%	9/30/2029	1,346,319	134,632
Sunac China Holdings Ltd. (China)†(a)	7.25%	9/30/2030	633,182	59,203
Total				14,282,913

REITS 0.80%
Brandywine Operating Partnership LP	8.875%	4/12/2029	3,529,000	3,655,815
Iron Mountain, Inc.†	5.625%	7/15/2032	9,989,000	9,329,014
Iron Mountain, Inc.†	7.00%	2/15/2029	2,533,000	2,569,061
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer†	4.875%	5/15/2029	3,839,000	3,572,696
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer†	7.00%	2/1/2030	5,022,000	5,057,870
RHP Hotel Properties LP/RHP Finance Corp.†	7.25%	7/15/2028	3,493,000	3,570,719
Service Properties Trust(e)	8.875%	6/15/2032	1,560,000	1,460,243
Total				29,215,418

See Notes to Financial Statements.	111

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†		Fair Value
Retail 4.50%
Advance Auto Parts, Inc.(d)	3.50%	3/15/2032		$6,180,000	$5,214,239
Arko Corp.†(d)	5.125%	11/15/2029		6,628,000	5,630,511
Asbury Automotive Group, Inc.†	5.00%	2/15/2032		4,041,000	3,619,876
Beacon Roofing Supply, Inc.†	4.125%	5/15/2029		4,021,000	3,639,407
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†	5.125%	4/15/2029		4,047,000	3,720,015
Carvana Co.†	12.00%	12/1/2028		7,799,673	8,159,937
Carvana Co.†	13.00%	6/1/2030		7,682,944	7,915,038
CD&R Firefly Bidco PLC	8.625%	4/30/2029	GBP	597,000	773,184
CD&R Firefly Bidco PLC†	8.625%	4/30/2029	GBP	2,327,000	3,013,736
Cougar JV Subsidiary LLC†	8.00%	5/15/2032		$4,397,000	4,535,274
Dutch Lion BV†(h)	11.25%	6/15/2020	EUR	9,152,880	0	(b)(j)
FirstCash, Inc.†	5.625%	1/1/2030		$4,124,000	3,910,961
Gap, Inc.†	3.875%	10/1/2031		9,320,000	7,747,132
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(a)	8.375%	1/15/2029		5,360,000	5,220,369
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(a)	8.75%	1/15/2032		2,716,000	2,614,179
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		8,318,000	6,312,573
GYP Holdings III Corp.†	4.625%	5/1/2029		4,499,000	4,160,825
LBM Acquisition LLC†	6.25%	1/15/2029		4,421,000	3,995,955
LCM Investments Holdings II LLC†	4.875%	5/1/2029		4,003,000	3,723,121
LCM Investments Holdings II LLC†	8.25%	8/1/2031		4,533,000	4,707,206
Macy’s Retail Holdings LLC†	5.875%	4/1/2029		8,560,000	8,250,083
NMG Holding Co., Inc./Neiman Marcus Group LLC†	7.125%	4/1/2026		3,441,000	3,424,423
Nordstrom, Inc.	4.375%	4/1/2030		5,843,000	5,317,696
Park River Holdings, Inc.†	5.625%	2/1/2029		2,615,000	2,130,526
Park River Holdings, Inc.†	6.75%	8/1/2029		2,676,000	2,271,617
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028		11,683,000	10,860,858
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029		4,845,000	4,642,594
Punch Finance PLC†	6.125%	6/30/2026	GBP	3,251,000	4,047,081
Raising Cane’s Restaurants LLC†	9.375%	5/1/2029		$3,366,000	3,628,188
Staples, Inc.†	7.50%	4/15/2026		4,939,000	4,941,207
Staples, Inc.†	10.75%	4/15/2027		4,567,000	4,089,555
Staples, Inc.†(e)	10.75%	9/1/2029		9,349,000	9,057,839
Stonegate Pub Co. Financing 2019 PLC	8.25%	7/31/2025	GBP	3,864,000	4,801,134
Victoria’s Secret & Co.†	4.625%	7/15/2029		$4,743,000	3,872,052
White Cap Buyer LLC†	6.875%	10/15/2028		3,758,000	3,588,950
Total					163,537,341

112	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Savings & Loans 0.08%
New York Community Bancorp, Inc.	8.378% (3 mo. USD Term SOFR + 3.04%	)#	11/6/2028		$3,087,000	$2,790,772
Washington Mutual Bank/Debt not acquired by JPMorgan(h)	6.875%		6/15/2011		10,000,000	0	(b)(j)
Total						2,790,772

Semiconductors 0.31%
Entegris, Inc.†	3.625%		5/1/2029		4,512,000	4,013,004
ON Semiconductor Corp.†	3.875%		9/1/2028		3,792,000	3,465,495
Synaptics, Inc.†	4.00%		6/15/2029		4,147,000	3,717,756
Total						11,196,255

Software 2.31%
Capstone Borrower, Inc.†	8.00%		6/15/2030		6,228,000	6,332,202
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.†	8.00%		6/15/2029		3,637,000	3,745,215
Cloud Software Group, Inc.†	6.50%		3/31/2029		14,440,000	13,706,502
Cloud Software Group, Inc.†	8.25%		6/30/2032		6,142,000	6,207,854
Cloud Software Group, Inc.†	9.00%		9/30/2029		17,576,000	17,021,509
Elastic NV†	4.125%		7/15/2029		6,382,000	5,711,916
Fair Isaac Corp.†	4.00%		6/15/2028		3,692,000	3,420,485
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL†	8.75%		5/1/2029		2,824,000	2,858,314
RingCentral, Inc.†	8.50%		8/15/2030		4,080,000	4,273,669
ROBLOX Corp.†	3.875%		5/1/2030		4,991,000	4,351,801
Rocket Software, Inc.†	6.50%		2/15/2029		5,175,000	4,365,548
Twilio, Inc.	3.625%		3/15/2029		6,492,000	5,807,267
Veritas U.S., Inc./Veritas Bermuda Ltd.†	7.50%		9/1/2025		6,550,000	5,988,976
Total						83,791,258

Telecommunications 2.96%
Altice France SA	2.125%		2/15/2025	EUR	1,980,000	1,941,855
Altice France SA	2.50%		1/15/2025	EUR	1,648,000	1,614,381
Altice France SA (France)†(a)	5.125%		7/15/2029		$21,809,000	14,667,686
Altice France SA (France)†(a)	8.125%		2/1/2027		12,344,000	9,526,573
Frontier Communications Holdings LLC†	5.875%		10/15/2027		12,943,000	12,613,734
Frontier Communications Holdings LLC†	6.00%		1/15/2030		24,916,000	21,640,112
Frontier Communications Holdings LLC†	6.75%		5/1/2029		2,028,000	1,853,024
Frontier Communications Holdings LLC†	8.75%		5/15/2030		4,225,000	4,375,849
Hughes Satellite Systems Corp.	6.625%		8/1/2026		7,626,000	3,115,183
Iliad Holding SASU (France)†(a)	7.00%		10/15/2028		6,596,000	6,538,184

See Notes to Financial Statements.	113

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Telecommunications (continued)
Iliad Holding SASU (France)†(a)	8.50%		4/15/2031		$3,644,000	$3,691,305
Lumen Technologies, Inc.†	4.125%		4/15/2029		2,873,419	1,862,159
Lumen Technologies, Inc.†	4.125%		4/15/2030		3,121,417	2,011,753
PLT VII Finance SARL†	6.00%		6/15/2031	EUR	5,618,000	6,069,474
VF Ukraine PAT via VFU Funding PLC (Ukraine)†(a)	6.20%		2/11/2025		$9,567,000	8,196,288
Viasat, Inc.†(d)	7.50%		5/30/2031		8,112,000	5,537,716
Vmed O2 U.K. Financing I PLC (United Kingdom)†(a)	4.75%		7/15/2031		2,567,000	2,132,890
Total						107,388,166

Transportation 0.98%
Carriage Purchaser, Inc.†(d)	7.875%		10/15/2029		7,605,000	6,954,406
GN Bondco LLC†(d)	9.50%		10/15/2031		4,040,000	3,683,420
Rand Parent LLC†(d)	8.50%		2/15/2030		10,773,000	10,539,917
Seaspan Corp. (Hong Kong)†(a)	5.50%		8/1/2029		7,915,000	7,058,625
Watco Cos. LLC/Watco Finance Corp.†	6.50%		6/15/2027		4,033,000	4,000,423
XPO, Inc.†	7.125%		2/1/2032		3,435,000	3,500,275
Total						35,737,066

Trucking & Leasing 0.45%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028		3,751,000	3,628,264
Fortress Transportation & Infrastructure Investors LLC†	7.00%		5/1/2031		5,312,000	5,378,198
Fortress Transportation & Infrastructure Investors LLC†	7.875%		12/1/2030		7,148,000	7,475,403
Total						16,481,865
Total Corporate Bonds (cost $3,158,715,676)						3,145,443,039

FLOATING RATE LOANS(k) 8.67%

Aerospace 0.13%
Arcline FM Holdings LLC 2021 1st Lien Term Loan	10.321% (3 mo. USD Term SOFR + 4.75%	)	6/23/2028		4,738,318	4,779,375

Aerospace/Defense 0.48%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(a)	0.50%		3/6/2025		8,932,026	8,042,575
Kaman Corp. 2024 Term Loan	8.827% (3 mo. USD Term SOFR + 3.50%	)	4/21/2031		3,726,000	3,757,447
TransDigm, Inc. 2024 Term Loan K	8.059% (1 mo. USD Term SOFR + 2.75%	)	3/22/2030		5,709,627	5,741,058
Total						17,541,080

114	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Automotive 0.11%
DexKo Global, Inc. 2021 USD Term Loan B	9.321% (3 mo. USD Term SOFR + 3.75%	)	10/4/2028	$3,908,924	$3,904,859

Banks 0.22%
AqGen Island Holdings, Inc. Term Loan	8.944% (1 mo. USD Term SOFR + 3.50%	)	8/2/2028	7,886,310	7,908,510

Beverages 0.19%
Triton Water Holdings, Inc. 2024 Incremental Term Loan B	9.302% (3 mo. USD Term SOFR + 4.00%	)	3/31/2028	3,026,914	3,042,805
Triton Water Holdings, Inc. Term Loan	8.814% (3 mo. USD Term SOFR + 3.25%	)	3/31/2028	3,897,981	3,896,870
Total					6,939,675

Building & Construction 0.13%
USIC Holdings, Inc. 2021 2nd Lien Term Loan	12.064% (3 mo. USD Term SOFR + 6.50%	)	5/14/2029	4,759,905	4,770,805

Chemicals 0.24%
Lonza Group AG USD Term Loan B (Luxembourg)(a)	9.334% (3 mo. USD Term SOFR + 3.93%	)	7/3/2028	3,871,898	3,771,249
Plaskolite LLC 2021 Term Loan	9.442% (1 mo. USD Term SOFR + 4.00%	)	12/15/2025	5,097,861	5,004,417
Total					8,775,666

Commercial Services 0.27%
Groundworks LLC 2024 Delayed Draw Term Loan(l)	–	(m)	3/14/2031	578,166	580,424
Groundworks LLC 2024 Term Loan	8.821% (1 mo. USD Term SOFR + 3.50%	)	3/14/2031	3,141,369	3,153,636
PG Investment Co. 59 SARL Term Loan B (Luxembourg)(a)	8.813% (3 mo. USD Term SOFR + 3.50%	)	3/26/2031	5,984,397	6,034,276
Total					9,768,336

Consumer Non-Durables 0.09%
Anastasia Parent LLC 2018 Term Loan B	9.321% (3 mo. USD Term SOFR + 3.75%	)	8/11/2025	4,545,024	3,136,930

Containers & Packaging 0.11%
Iris Holding, Inc. Term Loan	10.18% (3 mo. USD Term SOFR + 4.75%	)	6/28/2028	4,316,135	4,149,165

See Notes to Financial Statements.	115

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Diversified Capital Goods 0.34%
Grinding Media, Inc. 2021 Term Loan B	9.555% (3 mo. USD Term SOFR + 4.00%	)	10/12/2028	$7,239,931	$7,113,233
Tank Holding Corp. 2022 Term Loan	11.179% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028	5,264,039	5,224,558
Total					12,337,791

Diversified Financial Services 0.21%
Advisor Group, Inc. 2024 Term Loan	9.329% (1 mo. USD Term SOFR + 4.00%	)	8/17/2028	4,004,167	4,042,387
Kestra Advisor Services Holdings A, Inc. 2024 Term Loan	9.329% (1 mo. USD Term SOFR + 4.00%	)	3/22/2031	3,527,000	3,552,571
Total					7,594,958

Electric 0.16%
Helix Gen Funding LLC 2023 Term Loan	10.059% (3 mo. USD Term SOFR + 4.75%	)	12/31/2027	5,653,554	5,710,627

Electric: Generation 0.07%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	7.064% (3 mo. USD Term SOFR + 1.50%	)	7/28/2028	1,196,824	909,586
Frontera Generation Holdings LLC 2021 Term Loan	18.564% (3 mo. USD Term SOFR + 13.00%	)	7/28/2026	1,233,060	1,578,317
Total					2,487,903

Electric: Integrated 0.17%
Compass Power Generation LLC 2022 Term Loan B2	9.693% (1 mo. USD Term SOFR + 4.25%	)	4/14/2029	6,301,413	6,352,612

Engineering & Construction 0.27%
Service Logic Acquisition, Inc. Term Loan	9.444% - 9.59% (1 mo. USD Term SOFR + 4.00% (3 mo. USD Term SOFR + 4.00%	) )	10/29/2027	9,682,003	9,778,823

Environmental Control 0.10%
Heritage-Crystal Clean, Inc. Term Loan B	9.829% (3 mo. USD Term SOFR + 4.50%	)	10/17/2030	3,686,760	3,697,710

Financial 0.21%
Asurion LLC 2021 Second Lien Term Loan B4	10.694% (1 mo. USD Term SOFR + 5.25%	)	1/20/2029	4,090,000	3,825,418
Hudson River Trading LLC 2021 Term Loan	8.442% (1 mo. USD Term SOFR + 3.00%	)	3/20/2028	3,876,010	3,885,700
Total					7,711,118

116	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Food 0.11%
Chobani LLC 2023 Incremental Term Loan	9.067% (1 mo. USD Term SOFR + 3.75%)		10/25/2027	$3,827,408	$3,855,635

Gaming/Leisure 0.32%
City Football Group Ltd. Term Loan (United Kingdom)(a)	8.439% (3 mo. USD Term SOFR + 3.00%	)	7/21/2028	11,529,070	11,525,438

Health Care Services 0.42%
ADMI Corp. 2021 Term Loan B2	8.819% (1 mo. USD Term SOFR + 3.38%	)	12/23/2027	4,139,329	4,034,811
National Mentor Holdings, Inc. 2021 Term Loan	9.159% - 9.18% (1 mo. USD Term SOFR + 3.75% (3 mo. USD Term SOFR + 3.75%	) )	3/2/2028	4,466,275	4,304,372
National Mentor Holdings, Inc. 2021 Term Loan C	9.159% (3 mo. USD Term SOFR + 3.75%	)	3/2/2028	128,400	123,745
Star Parent, Inc. Term Loan B	9.309% (3 mo. USD Term SOFR + 4.00%	)	9/27/2030	3,843,000	3,850,936
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	10.944% - 11.11% (1 mo. USD Term SOFR + 5.50% (3 mo. USD Term SOFR + 5.50%	) )	10/1/2025	3,970,060	2,767,350
Total					15,081,214

Healthcare 0.36%
Athenahealth Group, Inc. 2022 Term Loan B	8.579% (1 mo. USD Term SOFR + 3.25%	)	2/15/2029	3,903,069	3,903,342
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	9.58% (3 mo. USD Term SOFR + 4.25%	)	3/30/2029	4,017,777	3,935,914
eResearchTechnology, Inc. 2020 1st Lien Term Loan	9.93% (1 mo. USD Term SOFR + 4.50%	)	2/4/2027	1,997,478	2,009,184
Physician Partners LLC Term Loan	–	(m)	12/26/2028	4,067,623	3,130,036
Total					12,978,476

Home Furnishings 0.13%
TGP Holdings III LLC 2021 Term Loan	8.679% (1 mo. USD Term SOFR + 3.25%	)	6/29/2028	4,900,491	4,699,742

Housing 0.16%
Solis IV BV USD Term Loan B1 (Netherlands)(a)	8.836% (3 mo. USD Term SOFR + 3.50%	)	2/26/2029	5,884,028	5,870,377

See Notes to Financial Statements.	117

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Insurance 0.12%
Amynta Agency Borrower, Inc. 2023 1st Lien Term Loan B	9.552% (3 mo. USD Term SOFR + 4.25%	)	2/28/2028	$4,177,295	$4,192,959

Integrated Energy 0.12%
Esdec Solar Group BV Term Loan B (Netherlands)(a)	10.571% (3 mo. USD Term SOFR + 5.00%	)	8/30/2028	4,665,128	4,443,535

Investment Management Companies 0.08%
Aragorn Parent Corp. Term Loan	9.57% (1 mo. USD Term SOFR + 4.25%	)	12/15/2028	3,034,395	3,052,981

Machinery: Diversified 0.21%
CD&R Hydra Buyer, Inc. 2024 Term Loan B	9.42% (3 mo. USD Term SOFR + 4.00%	)	3/25/2031	3,606,000	3,631,530
CPM Holdings, Inc. 2023 Term Loan	9.813% (1 mo. USD Term SOFR + 4.50%	)	9/28/2028	3,886,260	3,895,976
Total					7,527,506

Media 0.19%
Cengage Learning, Inc. 2024 Term Loan B	9.538% (6 mo. USD Term SOFR + 4.25%	)	3/22/2031	3,643,000	3,664,803
Sinclair Television Group, Inc. 2021 Term Loan B3	8.591% (3 mo. USD Term SOFR + 3.00%	)	4/1/2028	4,353,868	3,156,555
Sinclair Television Group, Inc. 2022 Term Loan B4	9.179% (1 mo. USD Term SOFR + 3.75%	)	4/21/2029	235,341	161,208
Total					6,982,566

Metal Fabricate/Hardware 0.11%
Crosby U.S. Acquisition Corp. 2024 Term Loan B	9.329% (1 mo. USD Term SOFR + 4.00%	)	8/16/2029	3,919,473	3,959,903

Miscellaneous Manufacture 0.16%
Touchdown Acquirer, Inc. Delayed Draw Term Loan(l)	–	(m)	2/21/2031	1,041,912	1,051,356
Touchdown Acquirer, Inc. USD Term Loan	9.326% (3 mo. USD Term SOFR + 4.00%	)	2/21/2031	4,758,063	4,801,195
Total					5,852,551

Oil & Gas 0.38%
Parkway Generation LLC Term Loan B	10.341% (3 mo. USD Term SOFR + 4.75%	)	2/18/2029	6,752,968	6,756,345
Parkway Generation LLC Term Loan C	10.341% (3 mo. USD Term SOFR + 4.75%	)	2/18/2029	918,123	918,582

118	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Oil & Gas (continued)
Waterbridge Midstream Operating LLC Term Loan B	11.335% (3 mo. USD Term SOFR + 5.75%	)	6/22/2026	$5,960,316	$5,998,134
Total					13,673,061

Oil & Gas Services 0.06%
BANGL LLC Term Loan B	–	(m)	2/1/2029	2,311,000	2,331,938

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(m)	12/31/2025	622,642	78,142	(b)

Pipelines 0.27%
EPIC Y-Grade Services LP 2024 Term Loan B	11.052% (3 mo. USD Term SOFR + 5.75%	)	6/29/2029	6,512,000	6,548,142
Waterbridge Midstream Operating LLC 2024 Term Loan B	9.826% (3 mo. USD Term SOFR + 4.50%	)	5/10/2029	3,069,000	3,088,181
Total					9,636,323

Retail 0.39%
Fogo De Chao, Inc. 2023 Term Loan B	10.079% (1 mo. USD Term SOFR + 4.75%	)	9/30/2030	4,944,608	4,957,488
Johnstone Supply LLC Term Loan	–	(m)	5/16/2031	2,341,000	2,348,807
Park River Holdings, Inc. Term Loan	8.814% (3 mo. USD Term SOFR + 3.25%	)	12/28/2027	4,017,639	3,981,862
Staples, Inc. 7 Year Term Loan	10.428% (1 mo. USD LIBOR + 5.00%	)	4/16/2026	2,984,293	2,966,253
Total					14,254,410

Service 0.18%
Red Planet Borrower LLC Term Loan B	8.929% (1 mo. USD Term SOFR + 3.50%	)	10/2/2028	6,647,778	6,558,199

Software 0.86%
Applied Systems, Inc. 2024 2nd Lien Term Loan	10.559% (3 mo. USD Term SOFR + 5.25%	)	2/23/2032	1,397,282	1,451,210
Epicor Software Corp. 2024 Delayed Draw Term Loan(l)	–	(m)	5/23/2031	384,435	386,693
Epicor Software Corp. 2024 Term Loan	–	(m)	5/23/2031	3,276,565	3,295,815
Isolved, Inc. 2024 Term Loan	–	(m)	10/15/2030	5,826,603	5,861,213
Mitchell International, Inc. 2021 2nd Lien Term Loan	11.944% (1 mo. USD Term SOFR + 6.50%	)	10/15/2029	3,811,000	3,826,663
Modena Buyer LLC Term Loan	–	(m)	4/18/2031	5,394,000	5,287,226

See Notes to Financial Statements.	119

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Software (continued)
Press Ganey Holdings, Inc. 2024 Term Loan B	8.829% (1 mo. USD Term SOFR + 3.50%	)	4/30/2031	$4,373,000	$4,393,859
Rocket Software, Inc. 2023 USD Term Loan B	10.079% (1 mo. USD Term SOFR + 4.75%	)	11/28/2028	4,233,000	4,257,551
Sophia LP 2024 Term Loan B	8.929% (1 mo. USD Term SOFR + 3.50%	)	10/9/2029	2,331,124	2,348,200
Total					31,108,430

Telecommunications 0.48%
Delta TopCo, Inc. 2024 2nd Lien Term Loan	10.563% (1 mo. USD Term SOFR + 5.25%	)	11/30/2029	1,498,000	1,524,590
Delta TopCo, Inc. 2024 Term Loan	8.813% (3 mo. USD Term SOFR + 3.50%	)	11/30/2029	2,466,000	2,478,071
Lumen Technologies, Inc. 2024 Extended Term Loan B1	7.785% (1 mo. USD Term SOFR + 2.35%	)	4/15/2029	9,031,767	6,310,947
Lumen Technologies, Inc. 2024 Extended Term Loan B2	7.785% (1 mo. USD Term SOFR + 2.35%	)	4/15/2030	7,263,767	4,943,393
Michaels Cos., Inc. 2021 Term Loan B	9.821% (3 mo. USD Term SOFR + 4.25%	)	4/15/2028	2,466,335	2,256,413
Total					17,513,414

Utilities 0.06%
Hamilton Projects Acquiror LLC 2024 Term Loan B	–	(m)	5/22/2031	2,187,000	2,202,047
Total Floating Rate Loans (cost $315,782,762)					314,724,790

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.16%

Sri Lanka 0.16%
Sri Lanka Government International Bonds†(h) (cost $9,711,572)	5.875%		7/25/2022	10,289,000	5,912,766

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.00%
Merrill Lynch Mortgage Trust Series 2006-C1(f) (cost $0)	Zero Coupon		2/29/2024	–	0	(b)

120	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Dividend Rate		Shares	Fair Value
PREFERRED STOCKS 0.18%

Transportation Infrastructure 0.18%
ACBL Holdings Corp.(cost $2,550,350)	Zero Coupon		102,014	$6,630,910

	Exercise Price	Expiration Date

WARRANTS 0.01%

Machinery 0.00%
TNT Crane & Rigging, Inc.	$4.00	10/16/2025	26,319	4,606

Specialty Retail 0.01%
Chinos Intermediate Holdings A, Inc.	3.50	12/31/2099	56,246	145,283
Total Warrants (cost $302,137)				149,889
Total Long-Term Investments (cost $3,630,621,491)				3,616,844,473

			Principal Amount†

SHORT-TERM INVESTMENTS 3.92%

REPURCHASE AGREEMENTS 0.93%
Repurchase Agreement dated 5/31/2024, 2.800% due 6/3/2024 with Fixed Income Clearing Corp. collateralized by $19,807,300 of U.S. Treasury Note at 0.750% due 5/31/2026; value: $18,246,754; proceeds: $17,893,046 (cost $17,888,872)			$17,888,872	17,888,872
Repurchase Agreement dated 5/31/2024, 5.340% due 6/3/2024 with JPMorgan Securities LLC collateralized by $16,490,000 of U.S. Treasury Bond at 2.875% due 6/15/2025; value: $16,326,531; proceeds: $16,007,120 (cost $16,000,000)			16,000,000	16,000,000
Total Repurchase Agreements (cost $33,888,872)				33,888,872

			Shares

MONEY MARKET FUNDS 2.69%
Fidelity Government Portfolio(n) (cost $97,767,956)			97,767,956	97,767,956

See Notes to Financial Statements.	121

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Investments	Shares	Fair Value
TIME DEPOSITS 0.30%
CitiBank N.A.(n)
(cost $10,863,106)	10,863,106	$10,863,106
Total Short-Term Investments (cost $142,519,934)		142,519,934
Total Investments in Securities 103.50% (cost $3,773,141,425)		3,759,364,407
Less Unfunded Loan Commitments (0.05%) (cost $1,913,337)		(1,925,606)
Net Investments in Securities 103.45% (cost $3,771,228,088)		3,757,438,801
Other Assets and Liabilities – Net(o) (3.45)%		(125,231,027)
Net Assets 100.00%		$3,632,207,774

EUR	Euro.
GBP	British Pound.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
*	Non-income producing security.
†	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2024, the total value of Rule 144A securities was $2,694,006,377, which represents 74.17% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2024.
(a)	Foreign security traded in U.S. dollars.
(b)	Level 3 Investment as described in Note 2(u) in the Notes to Financials. Security fair valued by the Pricing Committee.
(c)	Level 3 Investment as described in Note 2(u) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Securities purchased on a when-issued basis (See Note 2(j)).
(f)	Security has been deemed worthless.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Defaulted (non-income producing security).
(i)	Security has been fully or partially segregated for open reverse repurchase agreements as of May 31, 2024.
(j)	Amount is less than $1.
(k)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2024.
(l)	Security partially/fully unfunded. See Note (2(l)).
(m)	Interest Rate to be determined.
(n)	Security was purchased with the cash collateral from loaned securities.
(o)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

122	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Forward Foreign Currency Exchange Contracts at May 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	J.P. Morgan	8/9/2024	4,747,000	$ 3,473,981	$ 3,487,614	$ 13,633
Euro	Buy	State Street Bank and Trust	6/13/2024	5,618,000	6,089,722	6,097,990	8,268
Euro	Sell	Morgan Stanley	8/20/2024	77,983,000	85,135,569	84,911,626	223,943
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$245,844

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Euro	Buy	Morgan Stanley	8/20/2024	2,162,000	$ 2,355,401	$ 2,354,089	$ (1,312)
Euro	Buy	State Street Bank and Trust	8/20/2024	1,252,000	1,365,402	1,363,238	(2,164)
British pound	Sell	State Street Bank and Trust	8/30/2024	47,715,000	60,568,944	60,828,159	(259,215)
Canadian dollar	Sell	Toronto Dominion Bank	8/9/2024	4,827,000	3,520,313	3,546,390	(26,077)
Euro	Sell	Morgan Stanley	8/20/2024	6,750,000	7,340,164	7,349,723	(9,559)
Euro	Sell	State Street Bank and Trust	8/20/2024	5,618,000	6,108,978	6,117,147	(8,169)
Euro	Sell	Toronto Dominion Bank	8/20/2024	1,852,000	2,013,070	2,016,546	(3,476)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(309,972)

Futures Contracts at May 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2024	1,497	Short	$(158,817,410)	$(158,377,922)	$439,488
U.S. Treasury Bonds	September 2024	106	Short	(12,423,134)	(12,302,625)	120,509
U.S. Ultra Treasury Bond	September 2024	84	Short	(10,403,406)	(10,284,750)	118,656
Total Unrealized Appreciation on Futures Contracts						$678,653

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2024	1,757	Long	$191,843,070	$191,156,109	$(686,961)
U.S. 2-Year Treasury Note	September 2024	1,654	Long	337,060,324	336,924,970	(135,354)
Total Unrealized Depreciation on Futures Contracts						$(822,315)

See Notes to Financial Statements.	123

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2024

Reverse Repurchase Agreement Payables as of May 31, 2024

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date	Fair Value(2)
Barclays Bank PLC	$2,271,324	$2,205,000 principal, Northwest Fiber LLC/ Northwest Fiber Finance Sub, Inc. at 10.75% due 6/1/2028, $2,264,270 fair value	(7.500%)	2/27/2024	6/3/2024	$2,226,371

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $44,953.

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Common Stocks
Automobile Components	$–	$2,037,962	$–		$2,037,962
Electric-Generation	–	27,382	–		27,382
Machinery	12,879,437	32,842	–		12,912,279
Miscellaneous Financials	–	2,337,902	–		2,337,902
Personal Care Products	–	2,558,817	–	(3)	2,558,817
Specialty Retail	8,476,353	677,972	–		9,154,325
Transportation Infrastructure	–	977,988	–		977,988
Remaining Industries	84,550,738	–	–		84,550,738
Convertible Bonds	–	29,312,951	112,735		29,425,686
Corporate Bonds
Food	–	60,716,519	279		60,716,798
Mining	–	119,703,243	–	(3)	119,703,243
Retail	–	163,537,341	–	(4)	163,537,341
Savings & Loans	–	2,790,772	–	(4)	2,790,772
Remaining Industries	–	2,798,694,885	–		2,798,694,885
Floating Rate Loans
Personal & Household Products	–	–	78,142		78,142
Remaining Industries	–	314,646,648	–		314,646,648
Less Unfunded Commitments	–	(1,925,606)	–		(1,925,606)
Foreign Government Obligations	–	5,912,766	–		5,912,766
Non-Agency Commercial Mortgage-Backed Securities	–	–	–		–
Preferred Stocks	–	6,630,910	–		6,630,910
Warrants	–	149,889	–		149,889
Short-Term Investments
Repurchase Agreements	–	33,888,872	–		33,888,872
Money Market Funds	97,767,956	–	–		97,767,956
Time Deposits	–	10,863,106	–		10,863,106
Total	$203,674,484	$3,553,573,161	$191,156		$3,757,438,801

124	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND May 31, 2024

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$245,844	$–	$245,844
Liabilities	–	(309,972)	–	(309,972)
Futures Contracts
Assets	678,653	–	–	678,653
Liabilities	(822,315)	–	–	(822,315)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(2,226,371)	–	(2,226,371)
Total	$(143,662)	$(2,290,499)	$–	$(2,434,161)

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes securities with zero fair value.
(4)	Amount is less than $1.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	125

Schedule of Investments (unaudited)

INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
LONG-TERM INVESTMENTS 104.63%

ASSET-BACKED SECURITIES 7.44%

Automobiles 1.14%
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A Class D†	3.71%		8/20/2027	$12,750,000	$11,509,222
CarMax Auto Owner Trust Series 2024-2 Class D	6.42%		10/15/2030	7,750,000	7,820,373
Carvana Auto Receivables Trust Series 2019-4A Class E†	4.70%		10/15/2026	4,515,255	4,496,935
Hertz Vehicle Financing LLC Series 2021-1A Class D†	3.98%		12/26/2025	5,000,000	4,916,330
Kinetic Advantage Master Owner Trust Series 2024-1A Class A†	7.974% (30 day USD SOFR Average + 2.65%	)#	11/15/2027	11,080,000	11,119,643
Santander Consumer Auto Receivables Trust Series 2020-BA Class F†	7.03%		8/15/2028	8,452,000	8,453,599
Santander Consumer Auto Receivables Trust Series 2021-AA Class F†	5.79%		8/15/2028	3,100,000	2,979,784
Total					51,295,886

Other 6.05%
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	5,205,000	5,273,303
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	3,180,000	3,166,013
Avant Loans Funding Trust Series 2021-REV1 Class D†	4.30%		7/15/2030	7,135,000	6,709,295
Barings Loan Partners CLO Ltd. Series LP-3A Class BR†	7.425% (3 mo. USD Term SOFR + 2.10%	)#	7/20/2033	7,430,000	7,420,080
Benefit Street Partners CLO XVIII Ltd. Series 2019-18A Class BR†	7.29% (3 mo. USD Term SOFR + 1.96%	)#	10/15/2034	11,830,000	11,852,882
Carlyle U.S. CLO Ltd. Series 2018-2A Class A2R†	7.129% (3 mo. USD Term SOFR + 1.80%	)#	10/15/2031	14,560,000	14,625,292
Carlyle U.S. CLO Ltd. Series 2019-2A Class A2R†	7.24% (3 mo. USD Term SOFR + 1.91%	)#	7/15/2032	6,375,000	6,383,337
Carlyle U.S. CLO Ltd. Series 2024-1A Class B†	7.294% (3 mo. USD Term SOFR + 2.00%	)#	4/15/2037	8,450,000	8,472,549
CIFC Funding Ltd. Series 2021-4A Class A†	6.64% (3 mo. USD Term SOFR + 1.31%	)#	7/15/2033	7,000,000	7,014,440
CIFC Funding Ltd. Series 2023-3A Class B†	7.616% (3 mo. USD Term SOFR + 2.30%	)#	1/20/2037	11,370,000	11,424,151

126	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Other (continued)
Driven Brands Funding LLC Series 2020-1A Class A2†	7.393%		10/20/2052		$5,811,500	$5,867,837
Dryden 107 CLO Ltd. Series 2023-107A Class C†	8.322% (3 mo. USD Term SOFR + 3.00%	)#	8/15/2035		5,250,000	5,356,404
Dryden 38 Senior Loan Fund Series 2015-38A Class BRR†	7.129% (3 mo. USD Term SOFR + 1.80%	)#	7/15/2030		12,650,000	12,662,289
Fairstone Financial Issuance Trust Series I 2020-1A Class C†	5.162%		10/20/2039	CAD	15,535,000	10,829,390
Galaxy XXI CLO Ltd. Series 2015-21A Class AR†	6.606% (3 mo. USD Term SOFR + 1.28%	)#	4/20/2031		$704,474	705,900
Generate CLO 14 Ltd. Series 2024-14A Class C†	7.825% (3 mo. USD Term SOFR + 2.50%	)#	4/22/2037		6,590,000	6,705,881
Generate CLO 15 Ltd. Series 2024-15A Class B†	7.371% (3 mo. USD Term SOFR + 2.05%	)#	7/20/2037		13,600,000	13,599,970
Gracie Point International Funding Series 2023-1A Class A†	7.299% (90 day USD SOFR Average + 1.95%	)#	9/1/2026		4,520,074	4,570,339
GREYWOLF CLO VII Ltd. Series 2018-2A Class A2†	7.485% (3 mo. USD Term SOFR + 2.16%	)#	10/20/2031		8,170,000	8,207,618
Hilton Grand Vacations Trust Series 2024-1B Class D†	8.85%		9/15/2039		3,709,314	3,750,957
Madison Park Funding Ltd. Series 2024-58A Class B†	7.273% (3 mo. USD Term SOFR + 1.95%	)#	4/25/2037		2,400,000	2,396,210
Madison Park Funding XIV Ltd. Series 2014-14A Class BR3†	7.125% (3 mo. USD Term SOFR + 1.80%	)#	10/22/2030		4,540,000	4,544,793
Madison Park Funding XVII Ltd. Series 2015-17A Class BR2†	7.086% (3 mo. USD Term SOFR + 1.76%	)#	7/21/2030		10,000,000	10,034,431
Madison Park Funding XXIX Ltd. Series 2018-29A Class BR†	7.127% (3 mo. USD Term SOFR + 1.80%	)#	10/18/2030		6,570,000	6,569,886
Marble Point CLO XVII Ltd. Series 2020-1A Class A†	6.886% (3 mo. USD Term SOFR + 1.56%	)#	4/20/2033		4,859,946	4,857,912
Mountain View CLO LLC Series 2017-1A Class AR†	6.679% (3 mo. USD Term SOFR + 1.35%	)#	10/16/2029		1,000,058	1,001,094
OCP CLO Ltd. Series 2024-31A Class B1†	7.293% (3 mo. USD Term SOFR + 2.00%	)#	4/20/2037		14,400,000	14,438,362

See Notes to Financial Statements.	127

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Other (continued)
Octagon Loan Funding Ltd. Series 2014-1A Class ARR†	6.767% (3 mo. USD Term SOFR + 1.44%	)#	11/18/2031	$4,688,758	$4,697,577
OHA Credit Funding 18 Ltd. Series 2024-18A Class B1†	7.242% (3 mo. USD Term SOFR + 1.95%	)#	4/20/2037	6,560,000	6,578,847
OHA Credit Partners XII Ltd. Series 2022-12A Class B1R2†	7.276% (3 mo. USD Term SOFR + 1.95%	)#	4/23/2037	8,000,000	8,024,907
Rad CLO 20 Ltd. Series 2023-20A Class C†	8.325% (3 mo. USD Term SOFR + 3.00%	)#	7/20/2036	10,470,000	10,647,841
Regatta XXV Funding Ltd. Series 2023-1A Class C†	8.379% (3 mo. USD Term SOFR + 3.05%	)#	7/15/2036	10,030,000	10,077,165
Romark CLO Ltd. Series 2017-1A Class A2R†	7.238% (3 mo. USD Term SOFR + 1.91%	)#	10/23/2030	13,610,000	13,646,382
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	9,918,143	9,437,785
Sierra Timeshare Receivables Funding LLC Series 2024-1A Class D†	8.02%		1/20/2043	1,992,764	1,992,803
TICP CLO VII Ltd. Series 2017-7A Class BR2†	7.229% (3 mo. USD Term SOFR + 1.90%	)#	4/15/2033	3,750,000	3,764,697
Voya CLO Ltd. Series 2018-4A Class A1AR†	6.63% (3 mo. USD Term SOFR + 1.30%	)#	1/15/2032	3,556,989	3,563,887
Total					270,872,506

Rec Vehicle Loan 0.25%
Octane Receivables Trust Series 2022-2A Class B†	5.85%		7/20/2028	11,033,000	10,998,327
Total Asset-Backed Securities (cost $335,773,093)					333,166,719

CORPORATE BONDS 78.20%

Aerospace/Defense 1.43%
Boeing Co.	5.15%		5/1/2030	19,984,000	19,076,981
Boeing Co.	5.805%		5/1/2050	10,000,000	8,962,042
Boeing Co.†	6.528%		5/1/2034	6,447,000	6,539,892
Boeing Co.†	6.858%		5/1/2054	9,000,000	9,133,794
HEICO Corp.	5.35%		8/1/2033	4,800,000	4,759,750
RTX Corp.	6.40%		3/15/2054	4,216,000	4,600,190
Spirit AeroSystems, Inc.†	9.75%		11/15/2030	10,000,000	10,937,778
Total					64,010,427

Agriculture 2.81%
BAT Capital Corp.	5.834%		2/20/2031	4,000,000	4,053,347
BAT Capital Corp.	6.343%		8/2/2030	7,610,000	7,938,393

128	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Agriculture (continued)
BAT Capital Corp.	7.75%		10/19/2032	$40,031,000	$45,225,482
Imperial Brands Finance PLC (United Kingdom)†(a)	6.125%		7/27/2027	16,816,000	17,081,661
JT International Financial Services BV (Netherlands)†(a)	6.875%		10/24/2032	16,000,000	17,553,123
Vector Group Ltd.†	5.75%		2/1/2029	7,000,000	6,430,437
Vector Group Ltd.†	10.50%		11/1/2026	200,000	201,620
Viterra Finance BV (Netherlands)†(a)	2.00%		4/21/2026	5,000,000	4,658,942
Viterra Finance BV (Netherlands)†(a)	3.20%		4/21/2031	19,555,000	16,809,720
Viterra Finance BV (Netherlands)†(a)	4.90%		4/21/2027	5,846,000	5,744,573
Total					125,697,298

Apparel 0.30%
Tapestry, Inc.	7.00%		11/27/2026	13,199,000	13,556,268

Auto Manufacturers 1.81%
Ford Motor Co.	9.625%		4/22/2030	6,186,000	7,169,879
Ford Motor Credit Co. LLC	3.375%		11/13/2025	31,500,000	30,423,935
Ford Motor Credit Co. LLC	6.125%		3/8/2034	8,775,000	8,669,273
Ford Otomotiv Sanayi AS (Turkey)†(a)	7.125%		4/25/2029	4,320,000	4,335,336
General Motors Financial Co., Inc.	5.75%		2/8/2031	7,000,000	6,999,014
General Motors Financial Co., Inc.	5.95%		4/4/2034	8,677,000	8,639,402
Hyundai Capital America†	5.40%		1/8/2031	5,956,000	5,914,088
Hyundai Capital America†	6.50%		1/16/2029	8,634,000	8,973,185
Total					81,124,112

Banks 14.15%
ABN AMRO Bank NV (Netherlands)†(a)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	8,600,000	7,061,210
AIB Group PLC (Ireland)†(a)	5.871% (SOFR + 1.91%	)#	3/28/2035	5,276,000	5,241,658
AIB Group PLC (Ireland)†(a)	6.608% (SOFR + 2.33%	)#	9/13/2029	8,000,000	8,228,692
Banco BBVA Peru SA (Peru)†(a)	6.20% (5 yr. CMT + 2.00%	)#	6/7/2034	7,385,000	7,313,919
Bank of America Corp.	2.299% (SOFR + 1.22%	)#	7/21/2032	8,040,000	6,545,143
Bank of America Corp.	2.687% (SOFR + 1.32%	)#	4/22/2032	16,101,000	13,537,511
Bank of Montreal (Canada)(a)	7.70% (5 yr. CMT + 3.45%	)#	5/26/2084	12,775,000	12,952,049
Bank of Nova Scotia (Canada)(a)	8.00% (5 yr. CMT + 4.02%	)#	1/27/2084	10,000,000	10,218,030

See Notes to Financial Statements.	129

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Banks (continued)
BankUnited, Inc.	5.125%		6/11/2030		$9,990,000	$9,005,735
Barclays PLC (United Kingdom)(a)	6.224% (SOFR + 2.98%	)#	5/9/2034		10,000,000	10,240,265
Barclays PLC (United Kingdom)(a)	8.00% (5 yr. CMT + 5.67%	)#	–	(b)	3,000,000	3,005,107
Barclays PLC (United Kingdom)(a)	9.625% (5 yr. USD SOFR ICE Swap Rate + 5.78%	)#	–	(b)	10,000,000	10,684,320
BBVA Bancomer SA†	8.125% (5 yr. CMT + 4.21%	)#	1/8/2039		13,900,000	14,263,638
BNP Paribas SA (France)†(a)	4.375% (5 yr. USD Swap + 1.48%	)#	3/1/2033		6,844,000	6,462,891
BNP Paribas SA (France)†(a)	5.738% (SOFR + 1.88%	)#	2/20/2035		8,050,000	8,031,488
BNP Paribas SA (France)†(a)	7.75% (5 yr. CMT + 4.90%	)#	–	(b)	12,282,000	12,599,662
BNP Paribas SA (France)†(a)	8.00% (5 yr. CMT + 3.73%	)#	–	(b)	4,062,000	4,131,915
BPCE SA (France)†(a)	3.116% (SOFR + 1.73%	)#	10/19/2032		7,584,000	6,243,062
BPCE SA (France)†(a)	5.936% (SOFR + 1.85%	)#	5/30/2035		3,350,000	3,350,780
BPCE SA (France)†(a)	6.508% (1 yr. CMT + 2.79%	)#	1/18/2035		8,000,000	8,124,166
Citigroup, Inc.	2.561% (SOFR + 1.17%	)#	5/1/2032		18,755,000	15,598,812
Citigroup, Inc.	5.827% (SOFR + 2.06%	)#	2/13/2035		10,673,000	10,568,318
Citigroup, Inc.	6.174% (SOFR + 2.66%	)#	5/25/2034		13,454,000	13,669,607
Citizens Bank NA	6.064% (SOFR + 1.45%	)#	10/24/2025		2,947,000	2,948,223
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030		2,615,000	2,599,461
Citizens Financial Group, Inc.	6.645% (SOFR + 2.33%	)#	4/25/2035		6,604,000	6,779,543
Danske Bank AS (Denmark)†(a)	3.244% (3 mo. USD LIBOR + 1.59%	)#	12/20/2025		7,000,000	6,898,063
Danske Bank AS (Denmark)(a)	7.00% (7 yr. CMT + 4.13%	)#	–	(b)	10,000,000	9,975,000
Discover Bank	5.974% (5 yr. USD SOFR ICE Swap Rate + 1.73%	)#	8/9/2028		7,750,000	7,653,703
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032		18,105,000	14,786,253

130	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2024

	Interest		Maturity		Principal	Fair
Investments	Rate		Date		Amount†	Value
Banks (continued)
Intesa Sanpaolo SpA (Italy)†(a)	4.198% (1 yr. CMT + 2.60%	)#	6/1/2032		$4,014,000	$3,393,079
Intesa Sanpaolo SpA (Italy)†(a)	6.625%		6/20/2033		14,275,000	14,774,599
Intesa Sanpaolo SpA (Italy)†(a)	8.248% (1 yr. CMT + 4.40%	)#	11/21/2033		7,000,000	7,788,998
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%	)#	1/25/2033		12,685,000	10,751,393
JPMorgan Chase & Co.	4.912% (SOFR + 2.08%	)#	7/25/2033		33,000,000	31,992,495
KeyBank NA	5.00%		1/26/2033		7,000,000	6,426,861
KeyBank NA	5.673% (SOFR + 0.32%	)#	6/14/2024		6,915,000	6,914,230
KeyCorp	2.25%		4/6/2027		5,150,000	4,661,597
Lloyds Banking Group PLC (United Kingdom)(a)	7.50% (5 yr. USD Swap + 4.76%	)#	–	(b)	18,000,000	18,023,184
M&T Bank Corp.	5.053% (SOFR + 1.85%	)#	1/27/2034		3,715,000	3,419,985
Macquarie Bank Ltd. (Australia)†(a)	3.052% (5 yr. CMT + 1.70%	)#	3/3/2036		9,790,000	8,139,757
Macquarie Group Ltd. (Australia)†(a)	2.691% (SOFR + 1.44%	)#	6/23/2032		3,724,000	3,072,935
Manufacturers & Traders Trust Co.	4.65%		1/27/2026		6,166,000	6,034,478
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	5.426% (1 yr. CMT + 1.00%	)#	4/17/2035		10,000,000	9,955,245
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032		7,889,000	6,399,733
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037		5,000,000	4,783,860
Morgan Stanley	5.424% (SOFR + 1.88%	)#	7/21/2034		9,940,000	9,840,732
Morgan Stanley	6.342% (SOFR + 2.56%	)#	10/18/2033		12,996,000	13,745,685
NatWest Group PLC (United Kingdom)(a)	3.032% (5 yr. CMT + 2.35%	)#	11/28/2035		18,081,000	15,173,146
NatWest Group PLC (United Kingdom)(a)	5.778% (1 yr. CMT + 1.50%	)#	3/1/2035		15,000,000	15,018,817
NatWest Group PLC (United Kingdom)(a)	6.016% (1 yr. CMT + 2.10%	)#	3/2/2034		3,258,000	3,332,749
NatWest Group PLC (United Kingdom)(a)	8.125% (5 yr. CMT + 3.75%	)#	–	(b)	3,752,000	3,814,028
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%	)#	1/22/2035		4,285,000	4,286,737

See Notes to Financial Statements.	131

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Banks (continued)
PNC Financial Services Group, Inc.	6.875% (SOFR + 2.28%	)#	10/20/2034		$10,000,000	$10,842,204
Standard Chartered PLC (United Kingdom)†(a)	5.905% (1 yr. CMT + 1.45%	)#	5/14/2035		7,300,000	7,294,490
Texas Capital Bancshares, Inc.	4.00% (5 yr. CMT + 3.15%	)#	5/6/2031		8,000,000	7,277,969
Truist Financial Corp.	5.711% (SOFR + 1.92%	)#	1/24/2035		11,444,000	11,376,127
Truist Financial Corp.	5.867% (SOFR + 2.36%	)#	6/8/2034		4,571,000	4,588,184
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034		11,165,000	10,522,970
U.S. Bancorp	4.967% (SOFR + 2.11%	)#	7/22/2033		9,952,000	9,311,797
U.S. Bancorp	5.678% (SOFR + 1.86%	)#	1/23/2035		8,841,000	8,831,102
UBS Group AG (Switzerland)†(a)	2.746% (1 yr. CMT + 1.10%	)#	2/11/2033		7,700,000	6,295,593
UBS Group AG (Switzerland)†(a)	3.869% (3 mo. USD LIBOR + 1.41%	)#	1/12/2029		7,000,000	6,609,008
UBS Group AG (Switzerland)†(a)	4.988% (1 yr. CMT + 2.40%	)#	8/5/2033		5,000,000	4,780,873
UBS Group AG (Switzerland)†(a)	6.373% (SOFR + 3.34%	)#	7/15/2026		10,000,000	10,051,593
UBS Group AG (Switzerland)†(a)	6.537% (SOFR + 3.92%	)#	8/12/2033		11,443,000	12,055,792
UBS Group AG (Switzerland)†(a)	7.75% (5 yr. USD SOFR ICE Swap Rate + 4.16%	)#	–	(b)	7,500,000	7,604,850
UniCredit SpA (Italy)†(a)	5.459% (5 yr. CMT + 4.75%	)#	6/30/2035		3,270,000	3,073,046
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033		15,478,000	13,352,381
Wells Fargo & Co.	5.574% (SOFR + 1.74%	)#	7/25/2029		5,097,000	5,127,174
Wells Fargo & Co.	6.491% (SOFR + 2.06%	)#	10/23/2034		10,000,000	10,639,977
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		8,040,000	7,215,900
Westpac Banking Corp. (Australia)(a)	2.668% (5 yr. CMT + 1.75%	)#	11/15/2035		8,000,000	6,562,836
Total						633,876,413

132	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Beverages 0.60%
Bacardi Ltd./Bacardi-Martini BV†	5.40%	6/15/2033	$14,497,000	$14,094,048
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(a)	5.25%	4/27/2029	8,358,000	7,866,338
Coca-Cola Consolidated, Inc.	5.45%	6/1/2034	4,730,000	4,758,789
Total				26,719,175

Building Materials 0.36%
AmeriTex HoldCo Intermediate LLC†	10.25%	10/15/2028	3,200,000	3,357,834
Sisecam U.K. PLC (United Kingdom)†(a)	8.25%	5/2/2029	9,200,000	9,405,804
St. Mary’s Cement, Inc. (Canada)†(a)	5.75%	4/2/2034	3,303,000	3,249,326
Total				16,012,964

Chemicals 1.00%
Celanese U.S. Holdings LLC	6.35%	11/15/2028	15,000,000	15,410,944
International Flavors & Fragrances, Inc.†	1.23%	10/1/2025	14,846,000	13,987,807
OCP SA (Malaysia)†(a)	7.50%	5/2/2054	5,158,000	5,156,607
Rain Carbon, Inc.†	12.25%	9/1/2029	4,717,000	5,036,901
Solvay Finance America LLC†(c)	5.65%	6/4/2029	5,380,000	5,418,240
Total				45,010,499

Coal 0.60%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†(c)	8.625%	6/15/2029	4,464,000	4,551,918
Coronado Finance Pty. Ltd. (Australia)†(a)	10.75%	5/15/2026	7,000,000	7,302,828
Indika Energy Tbk. PT (Indonesia)†(a)	8.75%	5/7/2029	15,000,000	15,101,726
Total				26,956,472

Commercial Services 1.65%
Ashtead Capital, Inc.†	5.80%	4/15/2034	4,091,000	4,065,279
Block, Inc.†	6.50%	5/15/2032	8,000,000	8,084,335
Gartner, Inc.†	3.75%	10/1/2030	10,000,000	8,839,907
Global Payments, Inc.	5.30%	8/15/2029	16,515,000	16,311,403
GXO Logistics, Inc.	6.50%	5/6/2034	4,960,000	5,047,299
JSW Infrastructure Ltd. (India)(a)	4.95%	1/21/2029	10,000,000	9,432,808
Triton Container International Ltd./TAL International Container Corp.	3.25%	3/15/2032	5,200,000	4,213,307
UL Solutions, Inc.†	6.50%	10/20/2028	15,000,000	15,482,761
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026	2,366,000	2,302,064
Total				73,779,163

See Notes to Financial Statements.	133

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Computers 0.97%
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028	$15,554,000	$14,602,115
Leidos, Inc.	4.375%	5/15/2030	6,375,000	6,006,564
Leidos, Inc.	5.75%	3/15/2033	3,781,000	3,821,839
Leidos, Inc.	7.125%	7/1/2032	6,806,000	7,288,716
Western Digital Corp.	2.85%	2/1/2029	13,470,000	11,625,223
Total				43,344,457

Diversified Financial Services 4.33%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	1.75%	10/29/2024	8,000,000	7,871,358
Aircastle Ltd.†	2.85%	1/26/2028	11,469,000	10,331,910
Aircastle Ltd.†	5.95%	2/15/2029	3,075,000	3,071,623
Aircastle Ltd.†	6.50%	7/18/2028	18,040,000	18,372,072
Aviation Capital Group LLC†	3.50%	11/1/2027	3,933,000	3,673,576
Aviation Capital Group LLC†	6.375%	7/15/2030	7,339,000	7,567,420
Avolon Holdings Funding Ltd. (Ireland)†(a)	3.95%	7/1/2024	12,118,000	12,098,164
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%	4/15/2026	16,050,000	15,555,602
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.75%	3/1/2029	2,570,000	2,553,619
Avolon Holdings Funding Ltd. (Ireland)†(a)	6.375%	5/4/2028	7,796,000	7,908,438
Blue Owl Finance LLC†	6.25%	4/18/2034	2,861,000	2,882,405
Bread Financial Holdings, Inc.†	9.75%	3/15/2029	10,833,000	11,356,009
GGAM Finance Ltd. (Ireland)†(a)	8.00%	2/15/2027	3,496,000	3,599,464
Jefferies Financial Group, Inc.	6.20%	4/14/2034	10,000,000	10,043,899
LPL Holdings, Inc.†	4.375%	5/15/2031	30,862,000	28,156,194
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(a)	6.50%	3/26/2031	3,132,000	3,183,189
Navient Corp.	6.75%	6/25/2025	5,550,000	5,560,512
Navient Corp.	11.50%	3/15/2031	7,368,000	8,096,622
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	7,104,000	6,790,752
Neuberger Berman Group LLC/Neuberger
Berman Finance Corp.†	4.875%	4/15/2045	3,785,000	3,003,856
Nuveen LLC†	5.85%	4/15/2034	6,390,000	6,409,273
Synchrony Financial	4.50%	7/23/2025	7,578,000	7,439,304
Synchrony Financial	4.875%	6/13/2025	8,754,000	8,656,022
Total				194,181,283

Electric 11.16%
AEP Transmission Co. LLC	5.15%	4/1/2034	6,438,000	6,302,484
AES Corp.	2.45%	1/15/2031	7,975,000	6,553,384

134	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Electric (continued)
AES Corp.	7.60% (5 yr. CMT + 3.20%	)#	1/15/2055	$4,908,000	$4,951,597
Appalachian Power Co.	5.65%		4/1/2034	6,742,000	6,660,314
Atlantica Sustainable Infrastructure PLC (United Kingdom)†(a)	4.125%		6/15/2028	5,797,000	5,663,220
Avangrid, Inc.	3.80%		6/1/2029	5,250,000	4,848,525
Black Hills Corp.	6.00%		1/15/2035	7,000,000	7,007,063
Comision Federal de Electricidad (Mexico)†(a)	3.348%		2/9/2031	4,400,000	3,670,225
Comision Federal de Electricidad (Mexico)†(a)	4.688%		5/15/2029	20,000,000	18,764,372
Constellation Energy Generation LLC	5.80%		3/1/2033	9,797,000	9,957,880
Constellation Energy Generation LLC	6.25%		10/1/2039	5,209,000	5,405,416
Constellation Energy Generation LLC	6.50%		10/1/2053	8,219,000	8,784,815
Dominion Energy South Carolina, Inc.	6.25%		10/15/2053	4,932,000	5,332,574
Dominion Energy, Inc.	5.75% (3 mo. USD LIBOR + 3.06%	)#	10/1/2054	11,286,000	11,278,797
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%	)#	2/1/2055	6,000,000	6,089,519
DTE Energy Co.	2.95%		3/1/2030	13,196,000	11,550,861
DTE Energy Co.	3.40%		6/15/2029	4,398,000	4,005,835
Duquesne Light Holdings, Inc.†	2.775%		1/7/2032	14,581,000	11,809,439
Electricite de France SA (France)†(a)	6.00%		4/22/2064	5,000,000	4,681,086
Electricite de France SA (France)†(a)	6.25%		5/23/2033	20,011,000	20,833,364
Emera, Inc. (Canada)(a)	6.75% (3 mo. USD LIBOR + 5.44%	)#	6/15/2076	8,000,000	7,942,373
Engie SA (France)†(a)	5.625%		4/10/2034	7,000,000	7,008,908
Entergy Corp.	7.125% (5 yr. CMT + 2.67%	)#	12/1/2054	10,846,000	10,812,146
Entergy Louisiana LLC	5.70%		3/15/2054	6,434,000	6,343,716
Entergy Texas, Inc.	5.80%		9/1/2053	5,000,000	4,990,356
Evergy Kansas Central, Inc.	5.90%		11/15/2033	6,134,000	6,307,428
Evergy Metro, Inc.	4.95%		4/15/2033	7,167,000	6,927,722
Evergy Missouri West, Inc.†	5.65%		6/1/2034	10,566,000	10,560,475
Eversource Energy	5.50%		1/1/2034	15,000,000	14,693,253
FirstEnergy Transmission LLC†	4.55%		4/1/2049	6,497,000	5,319,048
Indianapolis Power & Light Co.†	5.70%		4/1/2054	6,551,000	6,418,516
IPALCO Enterprises, Inc.	4.25%		5/1/2030	12,282,000	11,386,667
IPALCO Enterprises, Inc.†	5.75%		4/1/2034	5,878,000	5,800,532
ITC Holdings Corp.†	5.40%		6/1/2033	10,000,000	9,854,050
Liberty Utilities Co.†	5.869%		1/31/2034	8,328,000	8,326,650
Liberty Utilities Finance GP 1†	2.05%		9/15/2030	12,688,000	10,310,714

See Notes to Financial Statements.	135

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Electric (continued)
MidAmerican Energy Co.	5.85%	9/15/2054	$4,923,000	$5,047,907
Minejesa Capital BV (Netherlands)†(a)	4.625%	8/10/2030	9,206,880	8,775,213
Monongahela Power Co.†	5.85%	2/15/2034	3,742,000	3,793,746
Narragansett Electric Co.†	5.35%	5/1/2034	6,762,000	6,664,375
National Grid PLC (United Kingdom)(a)	5.809%	6/12/2033	9,220,000	9,260,817
NRG Energy, Inc.†	4.45%	6/15/2029	14,633,000	13,779,554
Oglethorpe Power Corp.	5.95%	11/1/2039	9,896,000	9,824,869
Oglethorpe Power Corp.	6.20%	12/1/2053	6,919,000	7,063,541
Oklahoma Gas & Electric Co.	5.60%	4/1/2053	10,000,000	9,808,853
Oncor Electric Delivery Co. LLC	5.65%	11/15/2033	6,917,000	7,076,004
Pacific Gas & Electric Co.	4.55%	7/1/2030	24,339,000	22,991,288
Pacific Gas & Electric Co.	6.15%	1/15/2033	6,680,000	6,818,013
Pacific Gas & Electric Co.	6.70%	4/1/2053	7,023,000	7,392,520
Palomino Funding Trust I†	7.233%	5/17/2028	9,071,000	9,462,547
Public Service Co. of Colorado	5.75%	5/15/2054	9,888,000	9,836,767
Puget Energy, Inc.	4.10%	6/15/2030	21,091,000	19,279,082
RWE Finance U.S. LLC†	5.875%	4/16/2034	12,000,000	12,018,146
Virginia Electric & Power Co.	5.35%	1/15/2054	6,914,000	6,551,774
Virginia Electric & Power Co.	5.45%	4/1/2053	10,000,000	9,589,367
Vistra Operations Co. LLC†	3.55%	7/15/2024	18,064,000	18,009,192
Total				500,196,899

Electronics 0.21%
EquipmentShare.com, Inc.†	8.625%	5/15/2032	2,727,000	2,827,400
Trimble, Inc.	6.10%	3/15/2033	6,401,000	6,599,660
Total				9,427,060

Energy-Alternate Sources 0.07%
Topaz Solar Farms LLC†	5.75%	9/30/2039	2,969,813	2,927,760

Engineering & Construction 0.47%
GMR Hyderabad International Airport Ltd. (India)(a)	4.25%	10/27/2027	4,524,000	4,263,870
IRB Infrastructure Developers Ltd. (India)†(a)	7.11%	3/11/2032	6,128,000	6,066,720
Jacobs Engineering Group, Inc.	5.90%	3/1/2033	10,889,000	10,828,890
Total				21,159,480

Environmental Control 0.20%
Veralto Corp.†	5.45%	9/18/2033	8,948,000	8,865,523

136	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Food 0.47%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.50%	2/15/2028	$16,000,000	$16,127,968
J M Smucker Co.	6.50%	11/15/2053	4,532,000	4,858,398
Total				20,986,366

Gas 0.80%
NiSource, Inc.	5.35%	4/1/2034	15,000,000	14,678,294
Southwest Gas Corp.	4.05%	3/15/2032	23,563,000	21,277,506
Total				35,955,800

Hand/Machine Tools 0.84%
Regal Rexnord Corp.	6.05%	4/15/2028	17,000,000	17,263,537
Regal Rexnord Corp.	6.30%	2/15/2030	20,036,000	20,520,100
Total				37,783,637

Health Care-Products 0.73%
Alcon Finance Corp.†	5.375%	12/6/2032	10,000,000	9,968,270
Solventum Corp.†	5.45%	3/13/2031	8,573,000	8,458,457
Solventum Corp.†	5.90%	4/30/2054	14,829,000	14,256,893
Total				32,683,620

Health Care-Services 1.88%
Catalent Pharma Solutions, Inc.†	3.125%	2/15/2029	10,000,000	9,548,722
Centene Corp.	3.375%	2/15/2030	34,018,000	29,974,922
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%	12/1/2031	17,000,000	13,746,327
HCA, Inc.	5.60%	4/1/2034	13,516,000	13,405,239
Humana, Inc.	5.375%	4/15/2031	8,644,000	8,562,210
Molina Healthcare, Inc.†	4.375%	6/15/2028	9,500,000	8,847,045
Total				84,084,465

Home Furnishings 0.15%
Whirlpool Corp.	5.75%	3/1/2034	7,000,000	6,865,683

Insurance 3.55%
ACE Capital Trust II	9.70%	4/1/2030	4,000,000	4,759,996
Aon Corp.	8.205%	1/1/2027	5,545,000	5,892,862
Aon North America, Inc.	5.75%	3/1/2054	9,886,000	9,729,759
Arch Capital Group Ltd.	7.35%	5/1/2034	9,933,000	11,265,867
Assurant, Inc.	2.65%	1/15/2032	3,049,000	2,490,614
Assurant, Inc.	3.70%	2/22/2030	9,936,000	8,901,172
Brown & Brown, Inc.	4.20%	3/17/2032	12,005,000	10,825,611
CNO Financial Group, Inc.	6.45%	6/15/2034	10,000,000	10,033,709

See Notes to Financial Statements.	137

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Insurance (continued)
F&G Annuities & Life, Inc.	7.40%		1/13/2028	$12,556,000	$12,970,183
Global Atlantic Fin Co.†	4.70% (5 yr. CMT + 3.80%	)#	10/15/2051	5,469,000	4,949,200
Global Atlantic Fin Co.†	7.95%		6/15/2033	15,572,000	17,207,224
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(a)	8.125%		2/15/2032	6,477,000	6,425,068
Intact Financial Corp. (Canada)†(a)	5.459%		9/22/2032	7,000,000	6,934,747
MGIC Investment Corp.	5.25%		8/15/2028	10,000,000	9,717,830
New York Life Global Funding†	4.55%		1/28/2033	3,390,000	3,214,146
Old Republic International Corp.	5.75%		3/28/2034	4,800,000	4,775,844
Protective Life Corp.	8.45%		10/15/2039	5,641,000	6,958,984
RGA Global Funding†	5.50%		1/11/2031	10,379,000	10,340,776
Selective Insurance Group, Inc.	5.375%		3/1/2049	5,117,000	4,716,445
Swiss RE Subordinated Finance PLC (United Kingdom)†(a)	5.698% (3 mo. USD Term SOFR + 1.81%	)#	4/5/2035	7,000,000	6,913,844
Total					159,023,881

Internet 0.24%
EquipmentShare.com, Inc.†	9.00%		5/15/2028	5,700,000	5,887,741
ION Trading Technologies SARL (Luxembourg)†(a)	9.50%		5/30/2029	5,000,000	5,040,600
Total					10,928,341

Investment Companies 0.32%
Blue Owl Credit Income Corp.	6.65%		3/15/2031	10,000,000	9,894,515
Sixth Street Lending Partners†	6.50%		3/11/2029	4,453,000	4,452,687
Total					14,347,202

Iron-Steel 0.10%
ATI, Inc.	4.875%		10/1/2029	4,979,000	4,657,361

Lodging 0.57%
Choice Hotels International, Inc.	3.70%		12/1/2029	13,000,000	11,607,946
Choice Hotels International, Inc.	3.70%		1/15/2031	5,000,000	4,368,833
Las Vegas Sands Corp.	6.00%		8/15/2029	9,463,000	9,504,497
Total					25,481,276

Machinery-Diversified 0.45%
Flowserve Corp.	2.80%		1/15/2032	8,490,000	6,979,998
nVent Finance SARL (Luxembourg)(a)	4.55%		4/15/2028	13,548,000	13,146,708
Total					20,126,706

138	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Media 0.52%
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.†	5.875%		8/15/2027		$16,173,000	$15,199,423
FactSet Research Systems, Inc.	3.45%		3/1/2032		9,576,000	8,266,282
Total						23,465,705

Mining 0.98%
Anglo American Capital PLC (United Kingdom)†(a)	5.75%		4/5/2034		11,000,000	10,986,094
Glencore Funding LLC†	2.625%		9/23/2031		10,000,000	8,227,554
Glencore Funding LLC†	5.893%		4/4/2054		6,922,000	6,728,025
Kinross Gold Corp. (Canada)(a)	6.25%		7/15/2033		10,000,000	10,495,697
WE Soda Investments Holding PLC (United Kingdom)†(a)	9.50%		10/6/2028		7,070,000	7,269,091
Total						43,706,461

Miscellaneous Manufacturing 0.18%
Trinity Industries, Inc.†(c)	7.75%		7/15/2028		8,000,000	8,248,653

Oil & Gas 10.11%
Apache Corp.	5.10%		9/1/2040		9,517,000	8,187,894
Apache Corp.	5.25%		2/1/2042		10,857,000	9,323,398
Baytex Energy Corp. (Canada)†(a)	8.50%		4/30/2030		15,000,000	15,654,036
BP Capital Markets PLC (United Kingdom)(a)	6.45% (5 yr. CMT + 2.15%	)#	–	(b)	2,735,000	2,802,984
California Resources Corp.†(c)	8.25%		6/15/2029		4,328,000	4,338,094
CITGO Petroleum Corp.†	8.375%		1/15/2029		6,652,000	6,891,006
Civitas Resources, Inc.†	8.75%		7/1/2031		10,900,000	11,650,618
CNX Resources Corp.†	7.375%		1/15/2031		5,000,000	5,104,920
Comstock Resources, Inc.†	5.875%		1/15/2030		8,750,000	8,072,804
Continental Resources, Inc.†	5.75%		1/15/2031		40,605,000	40,028,394
Cosan Luxembourg SA (Luxembourg)†(a)	7.25%		6/27/2031		7,188,000	7,235,232
Coterra Energy, Inc.	5.60%		3/15/2034		10,476,000	10,418,223
Crescent Energy Finance LLC†	7.625%		4/1/2032		3,133,000	3,195,110
Crescent Energy Finance LLC†	9.25%		2/15/2028		15,839,000	16,779,060
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(a)	8.50%		10/1/2030		3,294,000	3,460,953
Diamondback Energy, Inc.	6.25%		3/15/2033		12,020,000	12,561,291
Ecopetrol SA (Colombia)(a)	4.625%		11/2/2031		7,000,000	5,707,463
Ecopetrol SA (Colombia)(a)	8.375%		1/19/2036		4,762,000	4,656,449
Encino Acquisition Partners Holdings LLC†	8.50%		5/1/2028		7,000,000	7,161,700
Encino Acquisition Partners Holdings LLC†	8.75%		5/1/2031		4,343,000	4,494,975
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%		1/30/2028		10,000,000	10,102,860

See Notes to Financial Statements.	139

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Oil & Gas (continued)
Eni SpA (Italy)†(a)	5.50%		5/15/2034	$5,122,000	$5,089,998
Eni SpA (Italy)†(a)	5.70%		10/1/2040	11,398,000	10,918,090
EQT Corp.	5.75%		2/1/2034	6,430,000	6,365,424
EQT Corp.	7.00%		2/1/2030	16,252,000	17,182,069
Marathon Oil Corp.	5.70%		4/1/2034	8,727,000	8,886,552
Matador Resources Co.†	6.50%		4/15/2032	5,333,000	5,325,939
Nabors Industries Ltd.†	7.50%		1/15/2028	6,800,000	6,476,250
Occidental Petroleum Corp.	6.375%		9/1/2028	10,000,000	10,284,740
Occidental Petroleum Corp.	6.45%		9/15/2036	7,010,000	7,306,274
Occidental Petroleum Corp.	8.875%		7/15/2030	8,050,000	9,227,272
OGX Austria GmbH (Brazil)†(a)(d)	8.50%		6/1/2018	1,800,000	36	(e)
Ovintiv, Inc.	6.25%		7/15/2033	15,000,000	15,409,104
Ovintiv, Inc.	6.50%		2/1/2038	7,362,000	7,556,511
Ovintiv, Inc.	6.625%		8/15/2037	4,635,000	4,800,100
Pan American Energy LLC (Argentina)†(a)	8.50%		4/30/2032	7,000,000	7,294,665
Patterson-UTI Energy, Inc.	5.15%		11/15/2029	19,246,000	18,750,077
Patterson-UTI Energy, Inc.	7.15%		10/1/2033	3,749,000	3,973,318
PBF Holding Co. LLC/PBF Finance Corp.†	7.875%		9/15/2030	4,571,000	4,699,484
Permian Resources Operating LLC†	9.875%		7/15/2031	7,500,000	8,303,496
Petroleos Mexicanos (Mexico)(a)	6.49%		1/23/2027	16,220,000	15,429,421
Precision Drilling Corp. (Canada)†(a)	6.875%		1/15/2029	3,250,000	3,224,136
Raizen Fuels Finance SA (Luxembourg)†(a)	6.45%		3/5/2034	1,765,000	1,793,246
Rockcliff Energy II LLC†	5.50%		10/15/2029	11,000,000	10,226,803
Seadrill Finance Ltd.†	8.375%		8/1/2030	3,147,000	3,305,775
Talos Production, Inc.†	9.00%		2/1/2029	8,000,000	8,399,337
Transocean Aquila Ltd.†	8.00%		9/30/2028	3,334,000	3,396,653
Transocean, Inc.	7.50%		4/15/2031	5,500,000	5,135,508
Transocean, Inc.†	8.25%		5/15/2029	4,358,000	4,360,814
Vermilion Energy, Inc. (Canada)†(a)	6.875%		5/1/2030	11,000,000	10,790,708
Viper Energy, Inc.†	7.375%		11/1/2031	19,118,000	19,762,143
Vital Energy, Inc.†	7.75%		7/31/2029	2,750,000	2,790,587
Vital Energy, Inc.†	7.875%		4/15/2032	4,671,000	4,745,904
YPF SA (Argentina)(a)	9.00%	(f)	6/30/2029	4,000,000	3,963,491
Total					453,001,389

Oil & Gas Services 0.24%
NOV, Inc.	3.60%		12/1/2029	5,672,000	5,199,352
Oceaneering International, Inc.	6.00%		2/1/2028	5,500,000	5,423,559
Total					10,622,911

140	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Pharmaceuticals 0.39%
Bayer U.S. Finance II LLC†	4.375%		12/15/2028		$7,450,000	$7,040,433
Bayer U.S. Finance LLC†	6.50%		11/21/2033		10,000,000	10,236,499
Total						17,276,932

Pipelines 4.12%
Cheniere Energy Partners LP†	5.75%		8/15/2034		10,000,000	9,939,561
Cheniere Energy, Inc.†	5.65%		4/15/2034		9,989,000	9,911,550
Columbia Pipelines Operating Co. LLC†	5.927%		8/15/2030		5,727,000	5,814,049
Eastern Gas Transmission & Storage, Inc.	3.00%		11/15/2029		7,430,000	6,605,657
Eastern Gas Transmission & Storage, Inc.	4.60%		12/15/2044		5,564,000	4,716,966
EIG Pearl Holdings SARL (Luxembourg)(a)	3.545%		8/31/2036		13,000,000	11,057,423
Enbridge, Inc. (Canada)(a)	5.625%		4/5/2034		10,000,000	9,944,923
Enbridge, Inc. (Canada)(a)	8.50% (5 yr. CMT + 4.43%	)#	1/15/2084		22,191,000	23,904,190
Energy Transfer LP†	6.00%		2/1/2029		9,096,000	9,149,484
Energy Transfer LP	6.75% (5 yr. CMT + 5.13%	)#	–	(b)	4,000,000	3,961,940
Energy Transfer LP	9.612% (3 mo. USD Term SOFR + 4.29%	)#	–	(b)	2,000,000	1,993,207
EQM Midstream Partners LP†	6.375%		4/1/2029		10,000,000	9,988,428
Greensaif Pipelines Bidco SARL (Luxembourg)†(a)	6.129%		2/23/2038		10,000,000	10,124,570
Kinder Morgan, Inc.	5.40%		2/1/2034		15,000,000	14,683,702
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.375%		2/15/2032		5,250,000	5,350,402
NGPL PipeCo LLC†	4.875%		8/15/2027		20,308,000	19,788,336
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.875%		2/1/2031		12,554,000	11,931,150
Transcanada Trust (Canada)(a)	5.875% (3 mo. USD LIBOR + 4.64%	)#	8/15/2076		10,000,000	9,797,770
Venture Global LNG, Inc.†	8.375%		6/1/2031		5,882,000	6,069,750
Total						184,733,058

REITS 2.90%
American Tower Corp.	2.10%		6/15/2030		8,000,000	6,650,858
American Tower Corp.	3.80%		8/15/2029		20,000,000	18,514,461
Crown Castle, Inc.	3.30%		7/1/2030		25,575,000	22,631,805
EPR Properties	4.95%		4/15/2028		8,495,000	8,115,927
Equinix Europe 2 Financing Corp. LLC	5.50%		6/15/2034		15,000,000	14,830,862
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028		9,065,000	9,036,870
Host Hotels & Resorts LP	5.70%		7/1/2034		10,000,000	9,806,078

See Notes to Financial Statements.	141

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
REITS (continued)
VICI Properties LP	6.125%	4/1/2054	$3,230,000	$3,096,237
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025	29,976,000	29,586,261
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	8,026,000	7,517,298
Total				129,786,657

Retail 0.57%
Alimentation Couche-Tard, Inc. (Canada)†(a)	5.617%	2/12/2054	4,345,000	4,260,825
Bayer Corp.†	6.65%	2/15/2028	14,827,000	15,241,368
Park River Holdings, Inc.†	6.75%	8/1/2029	6,000,000	5,093,311
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029	1,228,000	1,176,699
Total				25,772,203

Semiconductors 1.29%
Broadcom, Inc.†	3.469%	4/15/2034	29,970,000	25,272,081
Broadcom, Inc.†	4.15%	4/15/2032	7,433,000	6,794,519
Entegris, Inc.†	4.75%	4/15/2029	10,949,000	10,397,320
Foundry JV Holdco LLC†	5.90%	1/25/2030	1,494,000	1,515,397
Marvell Technology, Inc.	5.95%	9/15/2033	8,833,000	9,068,988
Micron Technology, Inc.	5.30%	1/15/2031	4,635,000	4,608,101
Total				57,656,406

Software 1.81%
Atlassian Corp. (Australia)(a)	5.50%	5/15/2034	5,728,000	5,680,781
MSCI, Inc.†	3.625%	9/1/2030	6,100,000	5,419,084
MSCI, Inc.†	3.625%	11/1/2031	21,075,000	18,353,029
Oracle Corp.	5.375%	7/15/2040	15,535,000	14,773,141
Oracle Corp.	6.125%	7/8/2039	14,843,000	15,328,252
Oracle Corp.	6.25%	11/9/2032	10,650,000	11,239,801
Workday, Inc.	3.80%	4/1/2032	11,695,000	10,513,491
Total				81,307,579

Telecommunications 2.38%
AT&T, Inc.	3.50%	9/15/2053	34,095,000	23,045,260
AT&T, Inc.	4.30%	2/15/2030	10,025,000	9,558,690
AT&T, Inc.	5.40%	2/15/2034	16,453,000	16,333,081
Sprint Capital Corp.	6.875%	11/15/2028	39,475,000	41,717,101
Sprint Capital Corp.	8.75%	3/15/2032	6,806,000	8,140,201
T-Mobile USA, Inc.	3.875%	4/15/2030	8,521,000	7,922,365
Total				106,716,698

142	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Toys/Games/Hobbies 0.38%
Hasbro, Inc.	6.05%		5/14/2034	$17,000,000	$16,946,851

Trucking & Leasing 0.11%
SMBC Aviation Capital Finance DAC (Ireland)†(a)	5.45%		5/3/2028	5,000,000	4,982,385
Total Corporate Bonds (cost $3,548,596,572)					3,503,993,479

FLOATING RATE LOANS(g) 7.39%

Aerospace/Defense 0.27%
TransDigm, Inc. 2024 Term Loan K	8.059% (3 mo. USD Term SOFR + 2.75%	)	3/22/2030	11,939,698	12,005,427

Airlines 0.03%
Mileage Plus Holdings LLC 2020 Term Loan B	10.733% (3 mo. USD Term SOFR + 5.25%	)	6/21/2027	1,236,625	1,266,415

Chemicals 0.07%
INEOS Styrolution U.S. Holding LLC 2021 USD Term Loan B	8.194% (1 mo. USD Term SOFR + 2.75%	)	1/29/2026	2,996,106	3,000,780

Commercial Services 0.06%
APi Group DE, Inc. 2024 Term Loan B	7.329% (1 mo. USD Term SOFR + 2.00%	)	12/18/2028	2,778,000	2,790,154

Computers 0.16%
KBR, Inc. 2024 Term Loan B	7.579% (1 mo. USD Term SOFR + 2.25%	)	1/17/2031	7,000,000	7,046,375

Diversified Financial Services 0.45%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	7.321% (1 mo. USD Term SOFR + 2.00%	)	6/22/2028	11,291,700	11,338,391
CPI Holdco B LLC Term Loan	7.321% (3 mo. USD Term SOFR + 2.00%	)	5/17/2031	5,000,000	5,006,775
Setanta Aircraft Leasing Designated Activity Co. 2024 Term Loan B (Ireland)(a)	7.072% (3 mo. USD Term SOFR + 1.75%	)	11/5/2028	3,851,000	3,870,852
Total					20,216,018

Electric 0.22%
Calpine Corp. 2024 Term Loan B5	–	(h)	12/16/2027	10,026,321	10,060,260

See Notes to Financial Statements.	143

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Engineering & Construction 0.22%
AECOM 2024 Term Loan B	7.204% (1 mo. USD Term SOFR + 1.88%	)	4/17/2031	$9,643,000	$9,716,528

Entertainment 0.58%
Cedar Fair LP 2024 Term Loan B	7.313% (1 mo. USD Term SOFR + 2.00%	)	5/1/2031	1,739,000	1,746,617
Flutter Financing BV Term Loan B (Netherlands)(a)	7.559% (3 mo. USD Term SOFR + 2.25%	)	11/25/2030	23,957,958	24,087,690
Total					25,834,307

Financial 0.03%
LPL Holdings, Inc. 2019 Term Loan B1	7.163% (1 mo. USD Term SOFR + 1.75%	)	11/12/2026	1,179,700	1,184,000

Food Service 0.31%
Aramark Services, Inc. 2024 Term Loan B7	7.329% (1 mo. USD Term SOFR + 2.00%	)	4/6/2028	4,000,000	4,015,500
Aramark Services, Inc. 2024 Term Loan B8	7.329% (1 mo. USD Term SOFR + 2.00%	)	6/22/2030	9,925,000	9,977,751
Total					13,993,251

Health Care Services 0.44%
Catalent Pharma Solutions, Inc. 2023 Term Loan B4	8.321% (1 mo. USD Term SOFR + 3.00%	)	2/22/2028	3,000,000	3,020,625
DaVita, Inc. 2024 Extended Term Loan B1	7.329% (1 mo. USD Term SOFR + 2.00%	)	5/9/2031	12,000,000	11,987,460
ICON Luxembourg SARL 2024 LUX Term Loan B (Luxembourg)(a)	7.309% (3 mo. USD Term SOFR + 2.00%	)	7/3/2028	3,908,716	3,938,559
PRA Health Sciences, Inc. 2024 US Term Loan B	7.309% (3 mo. USD Term SOFR + 2.00%	)	7/3/2028	973,859	981,294
Total					19,927,938

Health Services 0.47%
Catalent Pharma Solutions, Inc. 2021 Term Loan B3	7.435% (1 mo. USD Term SOFR + 2.00%	)	2/22/2028	13,412,543	13,418,445
IQVIA, Inc. 2022 Term Loan A2	6.679% - 6.70% (1 mo. USD Term SOFR + 1.25% (3 mo. USD Term SOFR + 1.25%	) )	6/16/2027	7,684,211	7,665,000
Total					21,083,445

144	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Housing 0.31%
SRS Distribution, Inc. 2021 Term Loan B	8.944% (1 mo. USD Term SOFR + 3.50%	)	6/2/2028	$13,639,936	$13,741,553

Lodging 0.51%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B3	7.175% (1 mo. USD Term SOFR + 1.75%	)	6/21/2028	13,365,000	13,417,926
Wyndham Hotels & Resorts, Inc. 2022 Term Loan A	7.075% (1 mo. USD Term SOFR + 1.75%	)	4/8/2027	9,620,253	9,639,782
Total					23,057,708

Manufacturing 0.31%
DirecTV Financing LLC Term Loan	10.444% (1 mo. USD Term SOFR + 5.00%	)	8/2/2027	4,345,245	4,366,971
Virgin Media Bristol LLC USD Term Loan N	–	(h)	1/31/2028	10,000,000	9,748,150
Total					14,115,121

Media 1.00%
Charter Communications Operating LLC 2019 Term Loan B2	7.052% (1 mo. USD Term SOFR + 1.75%	)	2/1/2027	34,178,086	34,193,637
Charter Communications Operating LLC 2023 Term Loan B4	7.302% (3 mo. USD Term SOFR + 2.00%	)	12/7/2030	10,713,617	10,660,745
Total					44,854,382

Metals & Mining 0.09%
U.S. Silica Co. 2023 Term Loan B	9.329% (1 mo. USD Term SOFR + 4.00%	)	3/25/2030	3,925,842	3,953,244

Oil & Gas 0.27%
Apache Corp. 2024 3 Year Tranche Term Loan A1	–	(h)	1/30/2027	12,000,000	12,082,500

Pharmaceuticals 0.20%
Elanco Animal Health, Inc. Term Loan B	7.163% (1 mo. USD Term SOFR + 1.75%	)	8/1/2027	8,842,309	8,841,911

Pipelines 0.58%
Buckeye Partners LP 2024 Term Loan B2	7.816% (3 mo. USD Term SOFR + 2.00%	)	11/22/2030	4,112,924	4,127,052
Buckeye Partners LP 2024 Term Loan B3	7.329% (1 mo. USD Term SOFR + 2.00%	)	11/1/2026	12,215,383	12,246,655

See Notes to Financial Statements.	145

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Pipelines (continued)
Epic Crude Services LP Term Loan B	10.609% (3 mo. USD Term SOFR + 5.00%)		3/2/2026	$9,468,925	$9,512,718
Total					25,886,425

Real Estate Investment Trusts 0.31%
Invitation Homes Operating Partnership LP 2020 Term Loan A	6.429% (1 mo. USD Term SOFR + 1.00%	)	1/31/2025	3,911,798	3,892,239
Iron Mountain, Inc. 2023 Term Loan B	7.579% (1 mo. USD Term SOFR + 2.25%	)	1/31/2031	9,975,000	9,983,329
Total					13,875,568

Regional 0.10%
Seminole Tribe of Florida 2022 Term Loan A	6.452% (3 mo. USD Term SOFR + 1.00%	)	5/13/2027	4,583,333	4,526,042

Retail 0.24%
KFC Holding Co. 2021 Term Loan B	7.185% (1 mo. USD Term SOFR + 1.75%	)	3/15/2028	10,935,956	10,968,983

Software 0.16%
AppLovin Corp. 2024 Term Loan (2030)	7.829% (1 mo. USD Term SOFR + 2.50%	)	8/16/2030	6,976,744	7,008,244
Total Floating Rate Loans (cost $330,297,749)					331,036,579

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.36%

Mexico 0.25%
Mexico Government International Bonds	6.00%		5/7/2036	11,250,000	11,067,488

Panama 0.11%
Panama Government International Bonds	7.50%		3/1/2031	5,000,000	5,176,621
Total Foreign Government Obligations (cost $16,317,372)					16,244,109

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Association Series 2013-48 IO(j) (Cost $146,391)	0.394%	#(k)	7/16/2054	4,210,406	49,749

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.94%
Government National Mortgage Association(l)	6.00%		TBA	22,279,000	22,392,866
Government National Mortgage Association(l)	6.50%		TBA	58,010,000	58,850,133
Uniform Mortgage-Backed Security(l)	5.50%		TBA	111,846,000	110,548,141
Uniform Mortgage-Backed Security(l)	6.00%		TBA	74,152,000	74,323,309
Total Government Sponsored Enterprises Pass-Throughs (cost $266,020,785)					266,114,449

146	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
MUNICIPAL BONDS 0.33%

Natural Gas 0.33%
Texas Natural Gas Securitization Finance Corp. (cost $15,000,000)	5.169%		4/1/2041	$15,000,000	$14,893,680

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.06%
BBCMS Mortgage Trust Series 2019-BWAY Class C†	7.042% (1 mo. USD Term SOFR + 1.72%	)#	11/15/2034	3,950,000	660,406
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class G†	10.082% (1 mo. USD Term SOFR + 4.76%	)#	5/15/2026	5,160,000	1,988,979
GS Mortgage Securities Trust Series 2015-GS1 Class XB(j)	0.179%	#(k)	11/10/2048	30,000,000	89,591
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XB10†(j)	0.541%	#(k)	8/5/2034	16,028,000	111,787
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XB7†(j)	0.493%	#(k)	8/5/2034	18,308,000	2,157
Total Non-Agency Commercial Mortgage-Backed Securities (cost $9,332,272)					2,852,920

U.S. TREASURY OBLIGATIONS 4.91%
U.S. Treasury Bonds	4.375%		8/15/2043	211,486,000	202,018,698
U.S. Treasury Inflation-Indexed Notes(m)	0.25%		1/15/2025	18,558,716	18,212,411
Total U.S. Treasury Obligations (cost $227,111,953)					220,231,109
Total Long-Term Investments (cost $4,748,596,187)					4,688,582,793

SHORT-TERM INVESTMENTS 0.58%

REPURCHASE AGREEMENTS 0.58%
Repurchase Agreement dated 5/31/2024, 2.800% due 6/3/2024 with Fixed Income Clearing Corp. collateralized by $28,603,600 of U.S. Treasury Note at 0.750% due 5/31/2026; value: $26,350,010; proceeds: $25,839,252 (cost $25,833,224)				25,833,224	25,833,224
Total Investments in Securities 105.21% (cost $4,774,429,411)					4,714,416,017
Other Assets and Liabilities – Net(n) (5.21)%					(233,518,109)
Net Assets 100.00%					$4,480,897,908
CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.

See Notes to Financial Statements.	147

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2024

†	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2024, the total value of Rule 144A securities was $1,865,014,780, which represents 41.62% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2024.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Securities purchased on a when-issued basis (See Note 2(j)).
(d)	Defaulted (non-income producing security).
(e)	Level 3 Investment as described in Note 2(u) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	Step Bond – Security with a predetermined schedule of interest rate changes.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2024.
(h)	Interest Rate to be determined.
(i)	Level 3 Investment as described in Note 2(u) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(m)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.
(n)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at May 31, 2024(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
Markit CDX.NA.HY.41(4)	Goldman Sachs	5.00%	12/20/2028	$32,175,000	$(106,114)	$2,314,811	$2,208,697

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $2,314,811. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

148	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2024

Centrally Cleared Interest Rate Swap Contracts at May 31, 2024:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	3.959%	12-Month USD SOFR Index	11/15/2033	$113,416,000	$1,385,117

SOFR Secured Overnight Financing Rate.

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at May 31, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	2.079%	CPI Urban Consumer NSA	7/15/2024	$7,393,000	$73,359
Goldman Sachs	2.285%	CPI Urban Consumer NSA	7/15/2025	7,393,000	70,614
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$143,973

NSA Non-seasonally adjusted.

Forward Foreign Currency Exchange Contracts at May 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Toronto Dominion Bank	8/9/2024	13,775,000	$10,046,055	$10,120,473	$(74,418)

Futures Contracts at May 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	September 2024	3,960	Short	$(446,953,536)	$(443,643,750)	$3,309,786
U.S. 5-Year Treasury Note	September 2024	1,595	Short	(168,946,312)	(168,746,016)	200,296
Total Unrealized Appreciation on Futures Contracts						$3,510,082

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2024	4,302	Long	$876,682,583	$876,330,848	$(351,735)
U.S. Treasury Bonds	September 2024	2,339	Long	274,302,889	271,470,188	(2,832,701)
U.S. Ultra Treasury Bond	September 2024	3,016	Long	373,988,283	369,271,500	(4,716,783)
Total Unrealized Depreciation on Futures Contracts						$(7,901,219)

See Notes to Financial Statements.	149

Schedule of Investments (unaudited)(concluded)

INCOME FUND May 31, 2024

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$333,166,719	$–	$333,166,719
Corporate Bonds
Oil & Gas	–	453,001,353	36	453,001,389
Remaining Industries	–	3,050,992,090	–	3,050,992,090
Floating Rate Loans	–	331,036,579	–	331,036,579
Foreign Government Obligations	–	16,244,109	–	16,244,109
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	49,749	–	49,749
Government Sponsored Enterprises Pass-Throughs	–	266,114,449	–	266,114,449
Municipal Bonds	–	14,893,680	–	14,893,680
Non-Agency Commercial Mortgage-Backed Securities	–	2,852,920	–	2,852,920
U.S. Treasury Obligations	–	220,231,109	–	220,231,109
Short-Term Investments
Repurchase Agreements	–	25,833,224	–	25,833,224
Total	$–	$4,714,415,981	$36	$4,714,416,017

Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$2,208,697	$–	$2,208,697
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	1,385,117	–	1,385,117
Liabilities	–	–	–	–
Centrally Cleared CPI Swap Contracts
Assets	–	143,973	–	143,973
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(74,418)	–	(74,418)
Futures Contracts
Assets	3,510,082	–	–	3,510,082
Liabilities	(7,901,219)	–	–	(7,901,219)
Total	$(4,391,137)	$3,663,369	$–	$(727,768)

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

150	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INFLATION FOCUSED FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 90.87%

ASSET-BACKED SECURITIES 22.53%

Automobiles 6.48%
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%	1/10/2028	$130,871	$125,728
Carvana Auto Receivables Trust Series 2022-P1 Class A3	3.35%	2/10/2027	6,093,079	6,006,588
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%	5/15/2036	2,852,904	2,849,102
Credit Acceptance Auto Loan Trust Series 2021-3A Class A†	1.00%	5/15/2030	110,071	109,740
Exeter Automobile Receivables Trust Series 2020-2A Class E†	7.19%	9/15/2027	15,258,000	15,334,687
Exeter Automobile Receivables Trust Series 2021-2A Class C	0.98%	6/15/2026	65,778	65,613
Exeter Automobile Receivables Trust Series 2024-3 Class D	5.98%	9/16/2030	485,000	485,025
GM Financial Automobile Leasing Trust Series 2022-2 Class A3	3.42%	6/20/2025	1,219,204	1,217,222
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A3	4.85%	12/18/2028	1,010,000	1,001,511
Hertz Vehicle Financing LLC Series 2021-1A Class A†	1.21%	12/26/2025	3,385,000	3,328,394
Honda Auto Receivables Owner Trust Series 2023-4 Class A3	5.67%	6/21/2028	1,000,000	1,008,247
Hyundai Auto Lease Securitization Trust Series 2024-A Class A3†	5.02%	3/15/2027	2,430,000	2,416,671
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4	5.32%	2/15/2030	2,175,000	2,173,443
OneMain Direct Auto Receivables Trust Series 2019-1 Class A†	3.63%	9/14/2027	9,266,998	9,147,369
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%	7/14/2028	3,342,865	3,234,914
SBNA Auto Lease Trust Series 2024-A Class A3†	5.39%	11/20/2026	4,500,000	4,490,528
Westlake Automobile Receivables Trust Series 2021-2A Class C†	0.89%	7/15/2026	841,500	834,136
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%	2/15/2028	1,800,000	1,796,775
Total				55,625,693

See Notes to Financial Statements.	151

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card 1.32%
American Express Credit Account Master Trust Series 2024-1 Class A	5.23%		4/16/2029	$2,435,000	$2,448,718
American Express Credit Account Master Trust Series 2024-2 Class A	5.24%		4/15/2031	870,000	881,622
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A	3.49%		5/15/2027	4,495,000	4,412,487
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%		7/15/2029	2,318,000	2,326,364
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47%		2/17/2031	1,280,000	1,283,178
Total					11,352,369

Other 13.21%
ACREC Ltd. Series 2021-FL1 Class A†	6.585% (1 mo. USD Term SOFR + 1.26%	)#	10/16/2036	1,170,259	1,159,535
Affirm Asset Securitization Trust Series 2022-X1 Class A†	1.75%		2/15/2027	380,246	376,617
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	2,240,000	2,269,395
Anchorage Capital CLO 3-R Ltd. Series 2014-3RA Class A†	6.637% (3 mo. USD Term SOFR + 1.31%	)#	1/28/2031	505,654	506,531
Apidos CLO XXXI Ltd. Series 2019-31A Class A1R†	6.69% (3 mo. USD Term SOFR + 1.36%	)#	4/15/2031	5,000,000	5,009,970
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	2,288,464	2,049,944
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2 Class A†	6.531% (1 mo. USD Term SOFR + 1.21%	)#	5/15/2036	907,566	906,000
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	6.501% (1 mo. USD Term SOFR + 1.18%	)#	8/15/2034	767,481	764,363
Atalaya Equipment Leasing Trust Series 2021-1A Class A2†	1.23%		5/15/2026	47,188	47,106
BlueMountain CLO Ltd. Series 2013-2A Class A1R†	6.766% (3 mo. USD Term SOFR + 1.44%	)#	10/22/2030	538,560	539,177
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	6.566% (3 mo. USD Term SOFR + 1.24%	)#	7/20/2029	843,509	844,528
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	6.751% (1 mo. USD Term SOFR + 1.43%	)#	12/15/2038	1,471,246	1,466,679

152	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Carlyle Global Market Strategies CLO Ltd. Series 2014-3RA Class A1A†	6.637% (3 mo. USD Term SOFR + 1.31%	)#	7/27/2031	$850,241	$853,341
Cedar Funding V CLO Ltd. Series 2016-5A Class A1R†	6.679% (3 mo. USD Term SOFR + 1.36%	)#	7/17/2031	3,003,082	3,010,725
Cedar Funding XI Clo Ltd. Series 2019-11A Class A1R†	6.655% (3 mo. USD Term SOFR + 1.31%	)#	5/29/2032	3,220,000	3,228,423
CIFC Funding Ltd. Series 2013-2A Class A1L2†	6.589% (3 mo. USD Term SOFR + 1.26%	)#	10/18/2030	3,297,709	3,303,735
Dell Equipment Finance Trust Series 2024-1 Class A2†	5.58%		3/22/2030	1,200,000	1,201,413
Dryden 40 Senior Loan Fund Series 2015-40A Class AR2†	6.472% (3 mo. USD Term SOFR + 1.15%	)#	8/15/2031	3,022,074	3,022,056
Dryden Senior Loan Fund Series 2017-47A Class A1R†	6.57% (3 mo. USD Term SOFR + 1.24%	)#	4/15/2028	2,049,386	2,052,957
Galaxy XIX CLO Ltd. Series 2015-19A Class A1RR†	6.535% (3 mo. USD Term SOFR + 1.21%	)#	7/24/2030	603,072	604,395
Generate CLO 2 Ltd. Series 2A Class AR†	6.736% (3 mo. USD Term SOFR + 1.41%	)#	1/22/2031	929,157	931,464
GreatAmerica Leasing Receivables Funding LLC Series 2024-1 Class A4†	5.08%		12/16/2030	3,060,000	3,034,096
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	6.451% (1 mo. USD Term SOFR + 1.13%	)#	7/15/2039	2,100,000	2,096,062
HGI CRE CLO Ltd. Series 2021-FL2 Class A†	6.434% (1 mo. USD Term SOFR + 1.11%	)#	9/17/2036	1,424,860	1,415,341
KKR CLO 24 Ltd. Series 24 Class A1R†	6.666% (3 mo. USD Term SOFR + 1.34%	)#	4/20/2032	4,980,000	4,990,430
KKR CLO 40 Ltd. Series 40A Class AR†(a)	6.643% (3 mo. USD Term SOFR + 1.30%	)#	10/20/2034	2,390,000	2,390,000
KREF Ltd. Series 2021-FL2 Class A†	6.505% (1 mo. USD Term SOFR + 1.18%	)#	2/15/2039	1,167,633	1,145,740
Lendmark Funding Trust Series 2021-1A Class A†	5.12%		7/20/2032	5,810,000	5,750,026
Lendmark Funding Trust Series 2021-1A Class B†	2.47%		11/20/2031	4,700,000	4,161,540
LFT CRE Ltd. Series 2021-FL1 Class A†	6.601% (1 mo. USD Term SOFR + 1.28%	)#	6/15/2039	1,166,078	1,164,620
LFT CRE Ltd. Series 2021-FL1 Class B†	7.181% (1 mo. USD Term SOFR + 1.86%	)#	6/15/2039	1,570,000	1,546,594

See Notes to Financial Statements.	153

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Magnetite XXII Ltd. Series 2019-22A Class AR†	6.65% (3 mo. USD Term SOFR + 1.32%	)#	4/15/2031	$4,000,000	$4,011,307
Magnetite Xxix Ltd. Series 2021-29A Class A†	6.58% (3 mo. USD Term SOFR + 1.25%	)#	1/15/2034	1,065,292	1,068,162
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	3,340,000	3,029,888
Marlette Funding Trust Series 2021-3A Class B†	1.30%		12/15/2031	691,086	687,749
MF1 LLC Series 2024-FL14 Class A†	7.057% (1 mo. USD Term SOFR + 1.74%	)#	3/19/2039	2,270,000	2,270,000
MF1 Ltd. Series 2021-FL7 Class A†	6.515% (1 mo. USD Term SOFR + 1.19%	)#	10/16/2036	794,992	791,513
Newark BSL CLO 2 Ltd. Series 2017-1A Class A1R†	6.555% (3 mo. USD Term SOFR + 1.23%	)#	7/25/2030	2,367,203	2,373,281
Octagon Investment Partners 32 Ltd. Series 2017-1A Class A1R†	6.54% (3 mo. USD Term SOFR + 1.21%	)#	7/15/2029	3,337,482	3,344,165
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.54% (3 mo. USD Term SOFR + 1.21%	)#	7/15/2029	242,525	242,828
Octagon Investment Partners XXI Ltd. Series 2014-1A Class AAR3†	6.584% (3 mo. USD Term SOFR + 1.26%	)#	2/14/2031	1,873,484	1,877,826
OneMain Financial Issuance Trust Series 2018-2A Class A†	3.57%		3/14/2033	30,613	30,520
OneMain Financial Issuance Trust Series 2019-2A Class A†	3.14%		10/14/2036	2,282,000	2,143,876
OneMain Financial Issuance Trust Series 2021-3A Class A†	5.94%		5/15/2034	5,445,000	5,460,106
Pagaya AI Debt Trust Series 2022-1 Class A†	2.03%		10/15/2029	935,517	929,846
PFS Financing Corp. Series 2024-D Class A†	5.34%		4/16/2029	965,000	965,971
Regatta XIV Funding Ltd. Series 2018-3A Class AR†(a)	6.213% (3 mo. USD Term SOFR + 1.10%	)#	10/25/2031	3,120,000	3,122,340	(b)
Romark CLO Ltd. Series 2017-1A Class A1R†	6.618% (3 mo. USD Term SOFR + 1.29%	)#	10/23/2030	5,077,757	5,089,651
RR 8 Ltd. Series 2020-8A Class A1R†	6.675% (3 mo. USD Term SOFR + 1.35%	)#	7/15/2037	2,750,000	2,750,000
SCF Equipment Leasing LLC Series 2021-1A Class A3†	0.83%		8/21/2028	213,916	212,092
SCF Equipment Leasing LLC Series 2021-1A Class B†	1.37%		8/20/2029	1,130,000	1,092,415

154	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
SCF Equipment Leasing LLC Series 2022-1A Class A3†	2.92%		7/20/2029	$4,661,347	$4,588,775
TCI-Flatiron CLO Ltd. Series 2018-1A Class ANR†	6.647% (3 mo. USD Term SOFR + 1.32%	)#	1/29/2032	423,573	424,659
TICP CLO IX Ltd. Series 2017-9A Class A†	6.726% (3 mo. USD Term SOFR + 1.40%	)#	1/20/2031	406,204	407,505
Venture 33 CLO Ltd. Series 2018-33A Class A1LR†	6.65% (3 mo. USD Term SOFR + 1.32%	)#	7/15/2031	3,244,067	3,247,052
Wind River CLO Ltd. Series 2013-1A Class A1RR†	6.566% (3 mo. USD Term SOFR + 1.24%	)#	7/20/2030	1,352,497	1,355,266
Total					113,359,596

Rec Vehicle Loan 0.38%
Octane Receivables Trust Series 2021-1A Class A†	0.93%		3/22/2027	55,100	54,744
Octane Receivables Trust Series 2022-1A Class A2†	4.18%		3/20/2028	1,818,589	1,804,944
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	1,383,830	1,377,977
Total					3,237,665

Student Loan 1.14%
Navient Private Education Refi Loan Trust Series 2020-FA Class A†	1.22%		7/15/2069	403,537	364,536
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	2,580,161	2,263,353
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	5,349,817	4,701,027
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	2,674,489	2,414,910
Total					9,743,826
Total Asset-Backed Securities (cost $196,647,832)					193,319,149

CORPORATE BONDS 63.06%

Aerospace/Defense 1.08%
BAE Systems PLC (United Kingdom)†(c)	5.00%		3/26/2027	595,000	589,810
BAE Systems PLC (United Kingdom)†(c)	5.125%		3/26/2029	443,000	439,664
Boeing Co.	2.196%		2/4/2026	1,298,000	1,218,717
Boeing Co.	2.25%		6/15/2026	223,000	207,054
Boeing Co.	3.20%		3/1/2029	760,000	668,353
Boeing Co.†	6.259%		5/1/2027	843,000	848,807
Boeing Co.†	6.298%		5/1/2029	1,333,000	1,344,409
Bombardier, Inc. (Canada)†(c)	7.875%		4/15/2027	1,034,000	1,035,740
HEICO Corp.	5.25%		8/1/2028	772,000	770,209

See Notes to Financial Statements.	155

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Aerospace/Defense (continued)
Rolls-Royce PLC (United Kingdom)†(c)	3.625%	10/14/2025	$249,000	$241,229
Rolls-Royce PLC (United Kingdom)†(c)	5.75%	10/15/2027	400,000	400,094
Triumph Group, Inc.†	9.00%	3/15/2028	1,442,000	1,490,386
Total				9,254,472

Agriculture 2.09%
BAT International Finance PLC (United Kingdom)(c)	5.931%	2/2/2029	2,000,000	2,043,867
Imperial Brands Finance PLC (United Kingdom)†(c)	6.125%	7/27/2027	4,954,000	5,032,264
Viterra Finance BV (Netherlands)†(c)	2.00%	4/21/2026	7,352,000	6,850,509
Viterra Finance BV (Netherlands)†(c)	4.90%	4/21/2027	4,111,000	4,039,675
Total				17,966,315

Airlines 0.14%
British Airways Pass-Through Trust Series 2013-1 Class A (United Kingdom)†(c)	4.625%	12/20/2025	196,825	196,687
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027	1,034,926	1,036,563
Total				1,233,250

Apparel 0.82%
PVH Corp.	4.625%	7/10/2025	5,561,000	5,483,230
Tapestry, Inc.	7.05%	11/27/2025	1,503,000	1,528,372
Total				7,011,602

Auto Manufacturers 2.23%
Ford Motor Credit Co. LLC	5.80%	3/8/2029	1,429,000	1,421,344
Ford Motor Credit Co. LLC	5.85%	5/17/2027	823,000	822,784
General Motors Financial Co., Inc.	2.75%	6/20/2025	1,378,000	1,336,690
General Motors Financial Co., Inc.	5.40%	4/6/2026	1,204,000	1,200,437
General Motors Financial Co., Inc.	5.40%	5/8/2027	814,000	812,821
General Motors Financial Co., Inc.	5.55%	7/15/2029	699,000	696,166
Hyundai Capital America†	1.00%	9/17/2024	1,088,000	1,072,714
Hyundai Capital America†	2.00%	6/15/2028	910,000	796,262
Hyundai Capital America†	5.30%	1/8/2029	584,000	579,467
Hyundai Capital America†	5.50%	3/30/2026	1,876,000	1,872,722
Hyundai Capital America†	5.65%	6/26/2026	1,665,000	1,665,727
Hyundai Capital America†	5.875%	4/7/2025	960,000	960,507
Hyundai Capital America†	6.10%	9/21/2028	1,497,000	1,529,546
Hyundai Capital America†	6.50%	1/16/2029	2,000,000	2,078,570
Volkswagen Group of America Finance LLC†	5.40%	3/20/2026	1,331,000	1,326,848
Volkswagen Group of America Finance LLC†	5.70%	9/12/2026	990,000	992,890
Total				19,165,495

156	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Parts & Equipment 0.10%
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%		5/15/2027	$876,000	$883,256

Banks 20.60%
ABN AMRO Bank NV (Netherlands)†(c)	4.75%		7/28/2025	5,620,000	5,537,079
ABN AMRO Bank NV (Netherlands)†(c)	4.80%		4/18/2026	1,000,000	980,498
AIB Group PLC (Ireland)†(c)	6.608% (SOFR + 2.33%	)#	9/13/2029	988,000	1,016,243
Australia & New Zealand Banking Group Ltd. (Australia)†(c)	4.40%		5/19/2026	2,317,000	2,263,247
Banco Bilbao Vizcaya Argentaria SA (Spain)(c)	5.381%		3/13/2029	1,000,000	1,001,798
Bank of America Corp.	1.197% (SOFR + 1.01%	)#	10/24/2026	6,122,000	5,759,755
Bank of America Corp.	4.948% (SOFR + 2.04%	)#	7/22/2028	5,101,000	5,043,662
Bank of Ireland Group PLC (Ireland)†(c)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	6,197,000	5,701,804
Bank of Ireland Group PLC (Ireland)†(c)	5.601% (SOFR + 1.62%	)#	3/20/2030	1,197,000	1,188,649
Bank of Ireland Group PLC (Ireland)†(c)	6.253% (1 yr. CMT + 2.65%	)#	9/16/2026	3,792,000	3,810,907
BankUnited, Inc.	4.875%		11/17/2025	4,100,000	4,010,606
Barclays PLC (United Kingdom)(c)	4.836%		5/9/2028	1,142,000	1,102,890
Barclays PLC (United Kingdom)(c)	5.20%		5/12/2026	3,750,000	3,704,628
Barclays PLC (United Kingdom)(c)	5.829% (SOFR + 2.21%	)#	5/9/2027	3,009,000	3,011,133
Barclays PLC (United Kingdom)(c)	6.496% (SOFR + 1.88%	)#	9/13/2027	1,872,000	1,903,524
Barclays PLC (United Kingdom)(c)	7.385% (1 yr. CMT + 3.30%	)#	11/2/2028	951,000	1,001,594
BNP Paribas SA (France)†(c)	2.219% (SOFR + 2.07%	)#	6/9/2026	446,000	430,449
BNP Paribas SA (France)†(c)	2.591% (SOFR + 1.23%	)#	1/20/2028	1,357,000	1,257,870
BNP Paribas SA (France)†(c)	2.819% (3 mo. USD Term SOFR + 1.37%	)#	11/19/2025	5,406,000	5,330,920
BNP Paribas SA (France)†(c)	4.375%		5/12/2026	436,000	424,781
BNP Paribas SA (France)†(c)	5.497% (SOFR + 1.59%	)#	5/20/2030	1,015,000	1,011,176
BPCE SA (France)†(c)	4.50%		3/15/2025	2,114,000	2,087,123
BPCE SA (France)†(c)	5.15%		7/21/2024	7,472,000	7,458,038
BPCE SA (France)†(c)	5.716% (1 yr. CMT + 1.96%	)#	1/18/2030	705,000	704,976

See Notes to Financial Statements.	157

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BPCE SA (France)†(c)	5.975% (SOFR + 2.10%	)#	1/18/2027	$2,788,000	$2,796,960
CaixaBank SA (Spain)†(c)	5.673% (SOFR + 1.78%	)#	3/15/2030	540,000	538,182
Citigroup, Inc.	5.174% (SOFR + 1.36%	)#	2/13/2030	1,811,000	1,794,043
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030	646,000	642,161
Credit Agricole SA (France)†(c)	4.375%		3/17/2025	2,058,000	2,029,165
Danske Bank AS (Denmark)†(c)	1.621% (1 yr. CMT + 1.35%	)#	9/11/2026	608,000	576,486
Danske Bank AS (Denmark)†(c)	3.244% (3 mo. USD LIBOR + 1.59%	)#	12/20/2025	11,328,000	11,163,036
Danske Bank AS (Denmark)†(c)	5.427% (1 yr. CMT + 0.95%	)#	3/1/2028	1,087,000	1,085,981
Danske Bank AS (Denmark)†(c)	5.705% (1 yr. CMT + 1.40%	)#	3/1/2030	458,000	458,741
Discover Bank	4.25%		3/13/2026	1,275,000	1,240,341
Federation des Caisses Desjardins du Quebec (Canada)†(c)	5.25%		4/26/2029	1,472,000	1,463,842
Federation des Caisses Desjardins du Quebec (Canada)†(c)	5.70%		3/14/2028	2,139,000	2,160,040
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%	)#	10/21/2027	4,434,000	4,078,025
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%	)#	2/24/2028	2,467,000	2,293,249
Goldman Sachs Group, Inc.	4.223% (3 mo. USD Term SOFR + 1.56%	)#	5/1/2029	4,000,000	3,835,524
HSBC Holdings PLC (United Kingdom)(c)	5.597% (SOFR + 1.06%	)#	5/17/2028	1,164,000	1,167,450
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%	)#	8/4/2028	788,000	762,695
Huntington National Bank	5.699% (SOFR + 1.22%	)#	11/18/2025	4,314,000	4,305,291
ING Groep NV (Netherlands)(c)	6.083% (SOFR + 1.56%	)#	9/11/2027	2,971,000	3,001,711
Intesa Sanpaolo SpA (Italy)†(c)	5.017%		6/26/2024	5,928,000	5,920,448
Intesa Sanpaolo SpA (Italy)†(c)	5.71%		1/15/2026	1,102,000	1,091,808
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%	)#	2/1/2028	533,000	512,044
Lloyds Banking Group PLC (United Kingdom)(c)	4.582%		12/10/2025	5,156,000	5,062,184

158	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Lloyds Banking Group PLC (United Kingdom)(c)	5.462% (1 yr. CMT + 1.38%	)#	1/5/2028	$759,000	$757,202
Macquarie Group Ltd. (Australia)†(c)	1.201% (SOFR + 0.69%	)#	10/14/2025	6,843,000	6,725,460
Macquarie Group Ltd. (Australia)†(c)	1.34% (SOFR + 1.07%	)#	1/12/2027	403,000	375,973
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	4,341,000	4,248,406
NatWest Group PLC (United Kingdom)(c)	4.892% (3 mo. USD LIBOR + 1.75%	)#	5/18/2029	528,000	514,842
NatWest Group PLC (United Kingdom)(c)	5.583% (1 yr. CMT + 1.10%	)#	3/1/2028	343,000	343,019
NatWest Group PLC (United Kingdom)(c)	5.808% (1 yr. CMT + 1.95%	)#	9/13/2029	2,290,000	2,314,094
NatWest Markets PLC (United Kingdom)†(c)	5.416%		5/17/2027	839,000	838,301
PNC Financial Services Group, Inc.	6.615% (SOFR + 1.73%	)#	10/20/2027	764,000	782,583
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%	)#	1/6/2028	2,232,000	2,047,114
Santander U.K. Group Holdings PLC (United Kingdom)†(c)	4.75%		9/15/2025	3,337,000	3,278,885
Societe Generale SA (France)†(c)	2.226% (1 yr. CMT + 1.05%	)#	1/21/2026	1,992,000	1,943,874
Standard Chartered PLC (United Kingdom)†(c)	2.819% (3 mo. USD LIBOR + 1.21%	)#	1/30/2026	2,530,000	2,478,161
Standard Chartered PLC (United Kingdom)†(c)	5.688% (1 yr. CMT + 1.05%	)#	5/14/2028	613,000	613,475
Swedbank AB (Sweden)†(c)	6.136%		9/12/2026	1,425,000	1,446,683
Truist Financial Corp.	1.267% (SOFR + 0.61%	)#	3/2/2027	1,503,000	1,394,483
Truist Financial Corp.	5.435% (SOFR + 1.62%	)#	1/24/2030	563,000	560,062
U.S. Bancorp	4.548% (SOFR + 1.66%	)#	7/22/2028	2,554,000	2,486,106
U.S. Bancorp	5.384% (SOFR + 1.56%	)#	1/23/2030	434,000	433,091
U.S. Bancorp	6.787% (SOFR + 1.88%	)#	10/26/2027	1,707,000	1,757,291
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	1,277,000	1,167,236
UBS Group AG (Switzerland)†(c)	2.193% (SOFR + 2.04%	)#	6/5/2026	529,000	510,219

See Notes to Financial Statements.	159

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(c)	2.593% (SOFR + 1.56%	)#	9/11/2025	$2,557,000	$2,534,023
UBS Group AG (Switzerland)†(c)	4.488% (1 yr. CMT + 1.55%	)#	5/12/2026	3,442,000	3,398,106
UBS Group AG (Switzerland)†(c)	5.428% (1 yr. CMT + 1.52%	)#	2/8/2030	769,000	765,904
UniCredit SpA (Italy)†(c)	2.569% (1 yr. CMT + 2.30%	)#	9/22/2026	2,520,000	2,416,446
Wells Fargo & Co.	4.808% (SOFR + 1.98%	)#	7/25/2028	5,134,000	5,043,721
Wells Fargo & Co.	5.707% (SOFR + 1.07%	)#	4/22/2028	851,000	856,993
Wells Fargo & Co.	6.303% (SOFR + 1.79%	)#	10/23/2029	949,000	982,356
Total					176,736,866

Beverages 0.20%
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029	1,208,000	1,184,905
Coca-Cola Consolidated, Inc.	5.25%		6/1/2029	491,000	492,263
Total					1,677,168

Biotechnology 0.44%
Illumina, Inc.	5.75%		12/13/2027	1,901,000	1,912,540
Illumina, Inc.	5.80%		12/12/2025	1,878,000	1,879,331
Total					3,791,871

Chemicals 0.75%
Celanese U.S. Holdings LLC	6.165%		7/15/2027	1,250,000	1,267,411
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	2,984,000	2,811,506
Orbia Advance Corp. SAB de CV (Mexico)†(c)	1.875%		5/11/2026	1,835,000	1,707,691
Solvay Finance America LLC†(a)	5.65%		6/4/2029	617,000	621,385
Total					6,407,993

Commercial Services 1.01%
Element Fleet Management Corp. (Canada)†(c)	5.643%		3/13/2027	644,000	644,563
Global Payments, Inc.	2.65%		2/15/2025	827,000	808,902
GXO Logistics, Inc.	6.25%		5/6/2029	1,116,000	1,132,043
Triton Container International Ltd.†	1.15%		6/7/2024	2,518,000	2,516,218
Triton Container International Ltd.†	2.05%		4/15/2026	3,872,000	3,592,301
Total					8,694,027

160	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Computers 0.03%
Crowdstrike Holdings, Inc.	3.00%		2/15/2029	$13,000	$11,554
Genpact Luxembourg SARL/Genpact USA, Inc. (Luxembourg)(a)(c)	6.00%		6/4/2029	252,000	253,325
Total					264,879

Diversified Financial Services 4.20%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	1.75%		10/29/2024	1,596,000	1,570,336
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	6.45%		4/15/2027	974,000	997,302
Aircastle Ltd.†	5.25%		8/11/2025	6,323,000	6,265,507
Ally Financial, Inc.	5.75%		11/20/2025	5,002,000	4,981,364
Aviation Capital Group LLC†	1.95%		1/30/2026	346,000	324,681
Aviation Capital Group LLC†	5.50%		12/15/2024	2,287,000	2,279,543
Aviation Capital Group LLC†	6.25%		4/15/2028	1,239,000	1,262,172
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026	2,247,000	2,177,784
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.75%		11/15/2029	614,000	609,696
Avolon Holdings Funding Ltd. (Ireland)†(c)	6.375%		5/4/2028	3,679,000	3,732,060
Bread Financial Holdings, Inc.†	7.00%		1/15/2026	337,000	338,327
KODIT Global Co. Ltd. (South Korea)†(c)	5.357%		5/29/2027	1,060,000	1,060,005
LPL Holdings, Inc.†	4.00%		3/15/2029	1,478,000	1,370,943
LPL Holdings, Inc.	5.70%		5/20/2027	334,000	334,969
Navient Corp.	5.875%		10/25/2024	3,421,000	3,416,938
Navient Corp.	6.75%		6/25/2025	729,000	730,381
Nuveen Finance LLC†	4.125%		11/1/2024	3,335,000	3,310,981
Nuveen LLC†	5.55%		1/15/2030	443,000	444,278
Radian Group, Inc.	6.20%		5/15/2029	812,000	817,302
Total					36,024,569

Electric 5.64%
AEP Texas, Inc.	5.45%		5/15/2029	422,000	421,925
AES Corp.†	3.30%		7/15/2025	2,791,000	2,718,596
Algonquin Power & Utilities Corp. (Canada)(c)	5.365%	(d)	6/15/2026	722,000	717,256
Ameren Corp.	5.00%		1/15/2029	1,053,000	1,036,808
Black Hills Corp.	5.95%		3/15/2028	1,010,000	1,030,821
Calpine Corp.†	5.25%		6/1/2026	401,000	396,398
CenterPoint Energy, Inc.	5.40%		6/1/2029	860,000	859,630
Comision Federal de Electricidad (Mexico)†(c)	4.688%		5/15/2029	602,000	564,808
DTE Energy Co.	4.875%		6/1/2028	1,718,000	1,691,579
DTE Energy Co.	5.10%		3/1/2029	1,088,000	1,073,735

See Notes to Financial Statements.	161

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Duke Energy Corp.	4.85%	1/5/2029	$796,000	$781,362
Engie SA (France)†(c)	5.25%	4/10/2029	452,000	449,959
Eskom Holdings SOC Ltd. (South Africa)†(c)	7.125%	2/11/2025	1,977,000	1,969,930
Fells Point Funding Trust†	3.046%	1/31/2027	2,777,000	2,606,713
FirstEnergy Pennsylvania Electric Co.†	5.15%	3/30/2026	1,081,000	1,069,302
Liberty Utilities Co.†	5.577%	1/31/2029	678,000	677,318
Niagara Mohawk Power Corp.†	3.508%	10/1/2024	2,337,000	2,316,520
NRG Energy, Inc.†	3.75%	6/15/2024	4,197,000	4,194,047
OGE Energy Corp.	5.45%	5/15/2029	344,000	345,010
Pacific Gas & Electric Co.	3.15%	1/1/2026	4,190,729	4,029,007
Pacific Gas & Electric Co.	5.55%	5/15/2029	642,000	641,875
Puget Energy, Inc.	3.65%	5/15/2025	4,587,000	4,495,932
System Energy Resources, Inc.	6.00%	4/15/2028	7,890,000	8,009,317
Trans-Allegheny Interstate Line Co.†	3.85%	6/1/2025	2,520,000	2,473,736
Vistra Operations Co. LLC†	3.55%	7/15/2024	3,863,000	3,851,279
Total				48,422,863

Energy-Alternate Sources 0.16%
Greenko Dutch BV (Netherlands)†(c)	3.85%	3/29/2026	1,425,970	1,342,266

Entertainment 0.38%
Everi Holdings, Inc.†	5.00%	7/15/2029	2,000,000	1,943,149
Warnermedia Holdings, Inc.	3.755%	3/15/2027	990,000	938,995
Warnermedia Holdings, Inc.	4.054%	3/15/2029	419,000	385,977
Total				3,268,121

Environmental Control 0.13%
Veralto Corp.†	5.35%	9/18/2028	1,154,000	1,156,008

Food 0.20%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	1,492,000	1,439,064
Tyson Foods, Inc.	5.40%	3/15/2029	273,000	272,887
Total				1,711,951

Gas 0.54%
Brooklyn Union Gas Co.†	4.632%	8/5/2027	3,505,000	3,391,941
Southwest Gas Corp.	5.80%	12/1/2027	1,252,000	1,266,575
Total				4,658,516

162	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Hand/Machine Tools 0.44%
Regal Rexnord Corp.	6.05%	2/15/2026	$1,497,000	$1,501,690
Regal Rexnord Corp.	6.05%	4/15/2028	2,206,000	2,240,198
Total				3,741,888

Health Care-Products 0.33%
Solventum Corp.†	5.40%	3/1/2029	1,796,000	1,785,611
Solventum Corp.†	5.45%	2/25/2027	1,088,000	1,086,585
Total				2,872,196

Health Care-Services 1.22%
Centene Corp.	2.45%	7/15/2028	2,880,000	2,541,849
Centene Corp.	4.25%	12/15/2027	3,076,000	2,929,693
HCA, Inc.	5.25%	4/15/2025	3,416,000	3,402,008
HCA, Inc.	5.375%	2/1/2025	611,000	609,029
Icon Investments Six DAC (Ireland)(c)	5.809%	5/8/2027	496,000	499,898
Icon Investments Six DAC (Ireland)(c)	5.849%	5/8/2029	520,000	526,701
Total				10,509,178

Home Builders 0.22%
Toll Brothers Finance Corp.	4.875%	11/15/2025	1,897,000	1,875,937

Home Furnishings 0.04%
LG Electronics, Inc. (South Korea)†(c)	5.625%	4/24/2027	313,000	314,485

Insurance 3.63%
AEGON Funding Co. LLC†	5.50%	4/16/2027	1,714,000	1,703,573
Aon Corp.	8.205%	1/1/2027	1,183,000	1,257,215
Aon North America, Inc.	5.15%	3/1/2029	490,000	487,432
Athene Global Funding†	5.516%	3/25/2027	1,038,000	1,036,168
Brighthouse Financial Global Funding†	5.55%	4/9/2027	1,277,000	1,275,912
CNO Financial Group, Inc.	5.25%	5/30/2025	1,500,000	1,491,088
CNO Global Funding†(a)	5.875%	6/4/2027	1,223,000	1,226,495
CNO Global Funding†	1.75%	10/7/2026	1,313,000	1,199,039
Equitable Financial Life Global Funding†	5.45%	3/3/2028	2,416,000	2,406,965
F&G Annuities & Life, Inc.(a)	6.50%	6/4/2029	591,000	590,294
F&G Annuities & Life, Inc.	7.40%	1/13/2028	1,438,000	1,485,435
F&G Global Funding†	0.90%	9/20/2024	1,368,000	1,347,339
F&G Global Funding†	1.75%	6/30/2026	1,080,000	990,373
F&G Global Funding†	2.30%	4/11/2027	3,750,000	3,370,483
GA Global Funding Trust†	0.80%	9/13/2024	1,032,000	1,017,089
GA Global Funding Trust†	3.85%	4/11/2025	3,993,000	3,926,538
GA Global Funding Trust†	5.50%	1/8/2029	1,386,000	1,380,837

See Notes to Financial Statements.	163

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Jackson National Life Global Funding†	1.75%	1/12/2025	$1,966,000	$1,916,622
Jackson National Life Global Funding†	5.60%	4/10/2026	837,000	833,292
Met Tower Global Funding†	5.25%	4/12/2029	511,000	510,979
MGIC Investment Corp.	5.25%	8/15/2028	750,000	728,837
NMI Holdings, Inc.	6.00%	8/15/2029	344,000	340,570
RGA Global Funding†	5.448%	5/24/2029	660,000	660,518
Total				31,183,093

Internet 0.46%
Prosus NV (Netherlands)†(c)	3.257%	1/19/2027	2,000,000	1,852,356
Rakuten Group, Inc. (Japan)†(c)	11.25%	2/15/2027	600,000	633,540
Uber Technologies, Inc.†	4.50%	8/15/2029	1,509,000	1,425,408
Total				3,911,304

Investment Companies 0.10%
Blue Owl Credit Income Corp.†	6.60%	9/15/2029	827,000	822,637

Leisure Time 0.07%
Royal Caribbean Cruises Ltd.†	8.25%	1/15/2029	535,000	564,468

Lodging 0.22%
Las Vegas Sands Corp.	3.50%	8/18/2026	1,587,000	1,508,148
Las Vegas Sands Corp.	5.90%	6/1/2027	337,000	338,169
Total				1,846,317

Machinery-Diversified 0.03%
AGCO Corp.	5.45%	3/21/2027	215,000	214,824

Media 0.17%
FactSet Research Systems, Inc.	2.90%	3/1/2027	982,000	917,599
Nexstar Media, Inc.†	5.625%	7/15/2027	564,000	532,790
Total				1,450,389

Mining 1.11%
Anglo American Capital PLC (United Kingdom)†(c)	3.625%	9/11/2024	4,500,000	4,469,077
Anglo American Capital PLC (United Kingdom)†(c)	3.875%	3/16/2029	201,000	187,557
Anglo American Capital PLC (United Kingdom)†(c)	4.50%	3/15/2028	392,000	379,606
Glencore Funding LLC†	4.00%	3/27/2027	1,097,000	1,057,395
Glencore Funding LLC†	5.338%	4/4/2027	1,224,000	1,220,776
Glencore Funding LLC†	5.371%	4/4/2029	1,214,000	1,208,028
Glencore Funding LLC†	6.125%	10/6/2028	969,000	990,936
Total				9,513,375

164	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas 7.36%
Aker BP ASA (Norway)†(c)	2.00%	7/15/2026	$2,306,000	$2,140,254
Apache Corp.	4.375%	10/15/2028	2,530,000	2,387,404
Chord Energy Corp.†	6.375%	6/1/2026	2,228,000	2,226,076
CITGO Petroleum Corp.†	7.00%	6/15/2025	837,000	838,542
Civitas Resources, Inc.†	8.375%	7/1/2028	433,000	454,969
Continental Resources, Inc.†	2.268%	11/15/2026	4,431,000	4,105,882
Continental Resources, Inc.	4.375%	1/15/2028	3,076,000	2,955,842
Coterra Energy, Inc.	4.375%	3/15/2029	548,000	521,931
Crescent Energy Finance LLC†	9.25%	2/15/2028	825,000	873,965
Devon Energy Corp.	5.25%	10/15/2027	5,729,000	5,698,076
Devon Energy Corp.	5.875%	6/15/2028	7,055,000	7,076,185
Diamondback Energy, Inc.	5.15%	1/30/2030	355,000	351,835
Diamondback Energy, Inc.	5.20%	4/18/2027	338,000	337,344
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	2,279,000	2,302,442
EQT Corp.	3.90%	10/1/2027	3,000,000	2,862,704
EQT Corp.	6.125%	2/1/2025	4,125,000	4,131,885
HF Sinclair Corp.†	5.00%	2/1/2028	1,500,000	1,450,757
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	2,359,000	2,321,412
Marathon Oil Corp.	5.30%	4/1/2029	873,000	875,604
MEG Energy Corp. (Canada)†(c)	7.125%	2/1/2027	1,187,000	1,205,490
OGX Austria GmbH (Brazil)†(c)(e)	8.50%	6/1/2018	225,000	4	(b)
Ovintiv, Inc.	5.65%	5/15/2028	2,000,000	2,020,268
Petroleos Mexicanos (Mexico)(c)	6.49%	1/23/2027	3,594,000	3,418,825
Petroleos Mexicanos (Mexico)(c)	6.875%	8/4/2026	750,000	730,942
Range Resources Corp.	8.25%	1/15/2029	1,282,000	1,335,611
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028	1,336,000	1,387,067
SM Energy Co.	5.625%	6/1/2025	1,600,000	1,594,896
Suncor Energy, Inc. (Canada)(c)	7.875%	6/15/2026	2,719,000	2,836,292
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(c)	2.625%	8/15/2025	2,000,000	1,916,992
Viper Energy, Inc.†	5.375%	11/1/2027	2,857,000	2,788,733
Total				63,148,229

Packaging & Containers 0.02%
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	197,000	200,962

See Notes to Financial Statements.	165

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pharmaceuticals 0.71%
Bayer U.S. Finance II LLC†	4.25%	12/15/2025	$3,750,000	$3,659,234
Bayer U.S. Finance LLC†	6.125%	11/21/2026	587,000	591,934
Bayer U.S. Finance LLC†	6.25%	1/21/2029	1,799,000	1,828,476
Total				6,079,644

Pipelines 1.19%
Enbridge, Inc. (Canada)(c)	5.30%	4/5/2029	524,000	523,254
Energy Transfer LP†	6.00%	2/1/2029	2,000,000	2,011,760
EnLink Midstream LLC†	5.625%	1/15/2028	1,810,000	1,789,522
EnLink Midstream Partners LP	4.15%	6/1/2025	1,013,000	996,376
EQM Midstream Partners LP†	7.50%	6/1/2027	87,000	88,943
Genesis Energy LP/Genesis Energy Finance Corp.	8.00%	1/15/2027	281,000	286,548
Kinder Morgan, Inc.	5.00%	2/1/2029	500,000	492,715
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%	7/15/2027	2,879,000	2,898,128
Venture Global LNG, Inc.†	8.125%	6/1/2028	650,000	664,755
Western Midstream Operating LP	6.35%	1/15/2029	448,000	460,932
Total				10,212,933

REITS 3.65%
American Tower Corp.	3.60%	1/15/2028	4,211,000	3,958,781
American Tower Corp.	5.50%	3/15/2028	2,153,000	2,163,289
Crown Castle, Inc.	5.00%	1/11/2028	1,464,000	1,441,158
EPR Properties	4.75%	12/15/2026	3,360,000	3,246,233
GLP Capital LP/GLP Financing II, Inc.	5.25%	6/1/2025	1,275,000	1,266,233
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	1,985,000	1,866,947
Kite Realty Group Trust	4.00%	3/15/2025	1,755,000	1,728,389
VICI Properties LP/VICI Note Co., Inc.†	3.50%	2/15/2025	6,577,000	6,467,499
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	2,599,000	2,462,344
Vornado Realty LP	3.50%	1/15/2025	1,500,000	1,471,995
WEA Finance LLC/Westfield U.K. & Europe Finance PLC†	3.75%	9/17/2024	5,314,000	5,272,530
Total				31,345,398

Retail 0.23%
CEC Entertainment LLC†	6.75%	5/1/2026	700,000	690,311
Sizzling Platter LLC/Sizzling Platter Finance Corp.†	8.50%	11/28/2025	1,305,000	1,316,433
Total				2,006,744

166	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Semiconductors 0.24%
Entegris, Inc.†	4.75%		4/15/2029	$1,315,000	$1,248,742
Foundry JV Holdco LLC†	5.90%		1/25/2030	302,000	306,325
Qorvo, Inc.	1.75%		12/15/2024	529,000	517,252
Total					2,072,319

Software 0.09%
Atlassian Corp. (Australia)(c)	5.25%		5/15/2029	791,000	788,519

Telecommunications 0.28%
Altice France SA (France)†(c)	8.125%		2/1/2027	800,000	617,406
Sprint Capital Corp.	6.875%		11/15/2028	1,664,000	1,758,512
Total					2,375,918

Transportation 0.04%
Ryder System, Inc.	5.50%		6/1/2029	347,000	348,995

Trucking & Leasing 0.47%
GATX Corp.	5.40%		3/15/2027	380,000	380,099
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.40%		11/15/2026	380,000	361,861
Penske Truck Leasing Co. LP/PTL Finance Corp.†	5.35%		3/30/2029	445,000	442,931
Penske Truck Leasing Co. LP/PTL Finance Corp.†	6.05%		8/1/2028	2,825,000	2,884,808
Total					4,069,699
Total Corporate Bonds (cost $550,507,476)					541,140,939

FLOATING RATE LOANS(f) 1.26%

Diversified Financial Services 0.17%
Fleetcor Technologies Operating Co. LLC 2021 Term Loan B4	7.179% (1 mo. USD Term SOFR + 1.75%	)	4/28/2028	1,451,223	1,455,758

Health Care Services 0.24%
Catalent Pharma Solutions, Inc. 2023 Term Loan B4	8.321% (1 mo. USD Term SOFR + 3.00%	)	2/22/2028	2,000,000	2,013,750

Internet 0.27%
Gen Digital, Inc. 2021 Term Loan A	6.929% (1 mo. USD Term SOFR + 1.50%	)	9/10/2027	2,343,750	2,349,375

Pharmaceuticals 0.25%
Elanco Animal Health, Inc. Term Loan B	7.163% (1 mo. USD Term SOFR + 1.75%	)	8/1/2027	2,176,508	2,176,411

Pipelines 0.10%
Buckeye Partners LP 2024 Term Loan B3	7.329% (1 mo. USD Term SOFR + 2.00%	)	11/1/2026	862,449	864,656

See Notes to Financial Statements.	167

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Semiconductors 0.23%
Broadcom, Inc. 2023 Term Loan A3	6.579% (1 mo. USD Term SOFR + 1.25%	)	8/14/2026	$2,000,000	$1,990,000
Total Floating Rate Loans (cost $10,852,480)					10,849,950

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.02%

Colombia 0.02%
Colombia Government International Bonds (cost $189,104)	3.875%		4/25/2027	203,000	190,786

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.02%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 061 Class X1(g)	0.149%	#(h)	11/25/2026	13,375,086	50,885
Government National Mortgage Association Series 2013-193 IO(g)	0.168%	#(h)	1/16/2055	19,766	261
Government National Mortgage Association Series 2014-112 Class A	3.00%	#(h)	1/16/2048	112,149	98,550
Government National Mortgage Association Series 2015-19 Class AD	2.90%		10/16/2055	15,113	14,676
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $185,011)					164,372

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.14%
Federal Home Loan Mortgage Corp.	5.89% (1 yr. USD RFUCCT + 1.64%	)#	11/1/2043	141,053	141,415
Federal Home Loan Mortgage Corp.	6.077% (1 yr. USD RFUCCT + 1.79%	)#	10/1/2038	13,247	13,637
Federal Home Loan Mortgage Corp.	6.08% (1 yr. USD RFUCCT + 1.78%	)#	5/1/2036	15,176	15,553
Federal Home Loan Mortgage Corp.	6.089% (1 yr. USD RFUCCT + 1.79%	)#	12/1/2036	38,545	39,669
Federal Home Loan Mortgage Corp.	6.101% (1 yr. USD RFUCCT + 1.66%	)#	2/1/2038	85,401	87,405
Federal Home Loan Mortgage Corp.	6.103% (1 yr. USD RFUCCT + 1.72%	)#	4/1/2037	15,431	15,829
Federal Home Loan Mortgage Corp.	6.207% (1 yr. USD RFUCCT + 1.96%	)#	2/1/2037	47,066	48,542
Federal Home Loan Mortgage Corp.	6.219% (1 yr. USD RFUCCT + 1.92%	)#	9/1/2036	48,661	50,059
Federal National Mortgage Association	5.787% (1 yr. USD RFUCCT + 1.53%	)#	10/1/2035	53,801	55,120
Federal National Mortgage Association	5.885% (1 yr. USD RFUCCT + 1.54%	)#	6/1/2038	45,945	46,047

168	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	5.927% (1 yr. USD RFUCCT + 1.62%	)#	8/1/2038	$8,087	$8,124
Federal National Mortgage Association	5.944% (1 yr. USD RFUCCT + 1.52%	)#	3/1/2039	30,458	31,193
Federal National Mortgage Association	5.956% (1 yr. USD RFUCCT + 1.64%	)#	9/1/2038	37,700	38,617
Federal National Mortgage Association	5.999% (1 yr. USD RFUCCT + 1.80%	)#	3/1/2042	168,247	173,446
Federal National Mortgage Association	6.061%		10/1/2040 - 12/1/2040	31,247	32,283
Federal National Mortgage Association	6.076% (1 yr. USD RFUCCT + 1.82%	)#	12/1/2040	42,124	43,511
Federal National Mortgage Association	6.154% (1 yr. USD RFUCCT + 1.61%	)#	8/1/2037	4,090	4,181
Federal National Mortgage Association	6.168% (1 yr. USD RFUCCT + 1.81%	)#	4/1/2040	20,235	20,860
Federal National Mortgage Association	6.223% (1 yr. CMT + 2.20%	)#	1/1/2038	29,140	29,932
Federal National Mortgage Association	6.357% (1 yr. CMT + 2.24%	)#	3/1/2038	3,104	3,120
Federal National Mortgage Association	6.695% (1 yr. USD RFUCCT + 1.89%	)#	12/1/2038	15,978	16,494
Federal National Mortgage Association	7.516% (1 yr. USD RFUCCT + 1.60%	)#	10/1/2045	23,057	23,671
Federal National Mortgage Association	7.581% (1 yr. USD RFUCCT + 1.60%	)#	12/1/2045	38,606	39,660
Federal National Mortgage Association	7.687% (1 yr. USD RFUCCT + 1.60%	)#	12/1/2045	191,873	197,217
Total Government Sponsored Enterprises Pass-Throughs (cost $1,185,122)					1,175,585

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.84%
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(h)	12/25/2059	73,690	69,541
Angel Oak Mortgage Trust Series 2020-6 Class A1†	1.261%	#(h)	5/25/2065	120,212	106,830
Bank5 Series 2023-5YR2 Class A3	6.656%	#(h)	7/15/2056	1,200,000	1,246,810
BBCMS Trust Series 2015-VFM Class A1†	2.466%		3/10/2036	107,671	103,328
Benchmark Mortgage Trust Series 2024-V6 Class A3	5.926%		3/15/2029	2,310,000	2,353,526
BMO Mortgage Trust Series 2023-5C2 Class A3	7.055%	#(h)	11/15/2056	800,000	850,507
BWAY Mortgage Trust Series 2013-1515 Class XB†(g)	0.403%	#(h)	3/10/2033	47,800,000	58,197

See Notes to Financial Statements.	169

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	6.759% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	$1,477,436	$1,481,853
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.708% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	2,742,690	2,748,302
BX Trust Series 2024-CNYN Class A†	6.759% (1 mo. USD Term SOFR + 1.44%	)#	4/15/2029	1,500,000	1,503,177
BXHPP Trust Series 2021-FILM Class A†	6.082% (1 mo. USD Term SOFR + 0.76%	)#	8/15/2036	2,580,000	2,480,943
CFCRE Commercial Mortgage Trust Series 2016-C4 Class XA(g)	1.598%	#(h)	5/10/2058	813,931	17,871
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(g)	1.073%	#(h)	11/10/2049	2,518,255	47,675
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(g)	0.637%	#(h)	12/10/2054	3,319,714	43,629
Citigroup Commercial Mortgage Trust Series 2014-GC23 Class XB(g)	0.163%	#(h)	7/10/2047	3,452,000	58
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(g)	0.324%	#(h)	6/10/2048	5,276,152	12,224
Commercial Mortgage Pass-Through Certificates Series 2012-CR4 Class XA(g)	1.144%	#(h)	10/15/2045	861,123	9
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(g)	1.345%	#(h)	8/10/2049	756,702	14,310
Credit Suisse Mortgage Capital Certificates Series 2016-NXSR Class XB(g)	0.173%	#(h)	12/15/2049	20,135,000	105,739
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(g)	0.54%	#(h)	9/15/2037	39,135,267	138,288
CSAIL Commercial Mortgage Trust Series 2015-C2 Class XB†(g)	Zero Coupon	#(h)	6/15/2057	82,732,000	57,764
CSAIL Commercial Mortgage Trust Series 2016-C7 Class XA(g)	0.927%	#(h)	11/15/2049	3,983,650	57,069
DBJPM Mortgage Trust Series 2016-C3 Class XA(g)	1.406%	#(h)	8/10/2049	7,865,402	179,691
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034	127,866	121,520
DBWF Mortgage Trust Series 2015-LCM Class XA†(g)	0.423%	#(h)	6/10/2034	255,733	1,150
DBWF Mortgage Trust Series 2016-85T Class XA†(g)	0.014%	#(h)	12/10/2036	61,529,000	69,853
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5 Class M2†	6.974% (30 day USD SOFR Average + 1.65%	)#	1/25/2034	2,309,424	2,324,494

170	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3 Class M1†	6.174% (30 day USD SOFR Average + 0.85%	)#	9/25/2041	$1,212,660	$1,208,396
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M1A†	7.524% (30 day USD SOFR Average + 2.20%	)#	5/25/2042	708,954	721,323
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R03 Class 2M1†	6.474% (30 day USD SOFR Average + 1.15%	)#	3/25/2044	1,351,560	1,352,370
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R04 Class 1A1†	6.324% (30 day USD SOFR Average + 1.00%	)#	5/25/2044	785,000	785,491
GS Mortgage Securities Corp. Trust Series 2017-GPTX Class B†	3.104%		5/10/2034	1,060,000	244,970
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.582% (1 mo. USD Term SOFR + 1.26%	)#	5/15/2026	3,000,000	2,794,243
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class H†	11.332% (1 mo. USD Term SOFR + 6.01%	)#	5/15/2026	560,000	187,802
GS Mortgage Securities Trust Series 2015-GS1 Class XA(g)	0.753%	#(h)	11/10/2048	989,129	8,116
HMH Trust Series 2017-NSS Class A†	3.062%		7/5/2031	974,000	815,310
HMH Trust Series 2017-NSS Class B†	3.343%		7/5/2031	629,000	427,043	(b)
HMH Trust Series 2017-NSS Class C†	3.787%		7/5/2031	469,000	260,096	(b)
HMH Trust Series 2017-NSS Class D†	4.723%		7/5/2031	618,000	167,175	(b)
HONO Mortgage Trust Series 2021-LULU Class A†	6.582% (1 mo. USD Term SOFR + 1.26%	)#	10/15/2036	700,000	676,852
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class XA(g)	0.942%	#(h)	4/15/2046	56,142	1
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C24 Class XA(g)	0.813%	#(h)	11/15/2047	2,133,190	809
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	5,000,000	1,729,000
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XA†(g)	0.376%	#(h)	6/10/2027	2,906,000	12,501
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XB†(g)	0.034%	#(h)	6/10/2027	1,292,000	1,160
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C29 Class XA(g)	0.539%	#(h)	5/15/2048	1,251,048	4,909
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(g)	0.572%	#(h)	12/15/2049	3,201,623	34,111

See Notes to Financial Statements.	171

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(g)	0.973%	#(h)	9/15/2050	$7,044,430	$147,189
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class A†	6.814% (1 mo. USD Term SOFR + 1.50%	)#	4/15/2031	658,000	446,453
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class B†	7.514% (1 mo. USD Term SOFR + 2.20%	)#	4/15/2031	449,000	273,122
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class C†	7.914% (1 mo. USD Term SOFR + 2.60%	)#	4/15/2031	332,000	185,646
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XBFX†(g)	0.377%	#(h)	7/5/2033	95,152,000	852,574
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2018-AON Class XA†(g)	0.485%	#(h)	7/5/2031	129,394,000	1,294
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2018-AON Class XB†(g)	0.154%	#(h)	7/5/2031	50,413,000	504
LSTAR Commercial Mortgage Trust Series 2016-4 Class XA†(g)	1.677%	#(h)	3/10/2049	828,987	8,106
LSTAR Commercial Mortgage Trust Series 2016-4 XB Class XB†(g)	0.654%	#(h)	3/10/2049	19,753,000	158,874
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	872,729	854,449
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class XA(g)	0.54%	#(h)	7/15/2050	5,140,249	17,581
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(g)	1.262%	#(h)	11/15/2049	3,837,119	84,217
Morgan Stanley Capital I Trust Series 2016-UB11 Class XA(g)	1.435%	#(h)	8/15/2049	3,362,822	80,905
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	81,689	78,269
New Residential Mortgage Loan Trust Series 2020-NQM1 Class A1†	2.464%	#(h)	1/26/2060	96,783	88,622
One New York Plaza Trust Series 2020-1NYP Class A†	6.382% (1 mo. USD Term SOFR + 1.06%	)#	1/15/2036	400,000	389,460
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(h)	1/26/2060	32,549	31,225
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(h)	2/25/2050	21,493	20,122
Starwood Mortgage Residential Trust Series 2021-2 Class A1†	0.943%	#(h)	5/25/2065	1,021,338	925,196
Verus Securitization Trust Series 2020-1 Class A1†	3.417%	(d)	1/25/2060	67,327	64,426

172	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust Series 2021-R2 Class A1†	0.918%	#(h)	2/25/2064	$420,105	$371,865
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XA(g)	0.583%	#(h)	6/15/2048	3,036,628	12,672
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XB(g)	0.014%	#(h)	6/15/2048	58,000,000	27,190
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(g)	1.709%	#(h)	8/15/2049	1,572,896	40,856
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class XB(g)	0.974%	#(h)	10/15/2049	7,056,835	133,716
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XB(g)	0.628%	#(h)	8/15/2047	15,000,000	6,962
Total Non-Agency Commercial Mortgage-Backed Securities (cost $39,079,044)					32,927,531
Total Long-Term Investments (cost $798,646,069)					779,768,312

SHORT-TERM INVESTMENTS 2.98%

COMMERCIAL PAPER 0.24%

Retail 0.24%
Walgreens Boots Alliance, Inc.† (cost $2,041,728)	6.557%		7/31/2024	2,063,000	2,041,728

REPURCHASE AGREEMENTS 2.74%
Repurchase Agreement dated 5/31/2024, 2.800% due 6/3/2024 with Fixed Income Clearing Corp. collateralized by $26,105,200 of U.S. Treasury Note at 0.750% due 5/31/2026; value: $24,048,435; proceeds: $23,582,321 (cost $23,576,820)				23,576,820	23,576,820
Total Short-Term Investments (cost $25,618,548)					25,618,548
Total Investments in Securities 93.85% (cost $824,264,617)					$805,386,860
Other Assets and Liabilities – Net(i) 6.15%					52,741,723
Net Assets 100.00%					$858,128,583

CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2024, the total value of Rule 144A securities was $504,545,216, which represents 58.80% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2024.

See Notes to Financial Statements.	173

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2024

(a)	Securities purchased on a when-issued basis (See Note 2(j)).
(b)	Level 3 Investment as described in Note 2(u) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	Step Bond – Security with a predetermined schedule of interest rate changes.
(e)	Defaulted (non-income producing security).
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2024.
(g)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at May 31, 2024(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
Markit CDX.NA.IG.S41(4)	Bank of America	1.00%	12/20/2028	$6,540,000	$55,304	$94,085	$149,389

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $94,085. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Interest Rate Swap Contracts at May 31, 2024:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America(1)	0.173%	3-Month USD SOFR Index	10/21/2025	$165,637	$10,656
Bank of America(1)	3.872%	12-Month USD SOFR Index	5/31/2028	60,061,000	1,053,273	(2)
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$1,063,929

174	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2024

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America(1)	0.184%	3-Month USD Fed Funds Index	10/21/2025	$165,637		$(10,630)
Bank of America(1)	12-Month USD SOFR Index	4.264%	3/31/2026	57,152,000		(558,017)
Bank of America(1)	12-Month USD SOFR Index	4.718%	9/28/2025	64,240,000		(257,638)
Bank of America(1)	12-Month USD SOFR Index	5.013%	3/7/2025	98,473,000	(223,389	)(3)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts						$(1,049,674)

SOFR	Secured Overnight Financing Rate.
(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).
(2)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $1,253,384, which includes upfront payment of $(200,111). Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $222,957, which includes upfront payment of $432. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at May 31, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	1.756%	CPI Urban Consumer NSA	11/15/2024	$10,000,000	$1,376,117
Bank of America	1.976%	CPI Urban Consumer NSA	12/2/2028	10,000,000	1,452,247
Bank of America	2.085%	CPI Urban Consumer NSA	12/10/2028	10,000,000	1,368,861
Bank of America	2.107%	CPI Urban Consumer NSA	2/21/2031	5,000,000	691,256
Bank of America	2.112%	CPI Urban Consumer NSA	12/8/2029	5,000,000	690,593
Bank of America	2.113%	CPI Urban Consumer NSA	12/29/2027	5,000,000	655,719
Bank of America	2.119%	CPI Urban Consumer NSA	2/11/2031	15,000,000	2,035,965
Bank of America	2.269%	CPI Urban Consumer NSA	10/30/2030	10,000,000	1,159,101
Bank of America	2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	1,093,978
Bank of America	2.310%	CPI Urban Consumer NSA	6/1/2028	10,000,000	1,070,163
Bank of America	2.341%	CPI Urban Consumer NSA	8/27/2028	10,000,000	1,018,617
Bank of America	2.345%	CPI Urban Consumer NSA	8/14/2028	10,000,000	1,013,549
Bank of America	2.353%	CPI Urban Consumer NSA	6/6/2028	10,000,000	1,026,046

See Notes to Financial Statements.	175

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2024

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.370%	CPI Urban Consumer NSA	4/18/2030	$25,000,000	$2,552,705
Bank of America	2.375%	CPI Urban Consumer NSA	8/9/2028	10,000,000	982,983
Bank of America	2.380%	CPI Urban Consumer NSA	7/6/2028	10,000,000	992,412
Bank of America	2.384%	CPI Urban Consumer NSA	10/1/2028	10,000,000	987,872
Bank of America	2.390%	CPI Urban Consumer NSA	8/3/2028	10,000,000	966,761
Bank of America	2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	969,096
Bank of America	2.396%	CPI Urban Consumer NSA	10/9/2028	10,000,000	978,279
Bank of America	2.400%	CPI Urban Consumer NSA	4/26/2030	10,000,000	982,616
Bank of America	2.408%	CPI Urban Consumer NSA	5/21/2028	5,000,000	480,977
Bank of America	2.437%	CPI Urban Consumer NSA	9/7/2037	10,000,000	874,723
Bank of America	2.493%	CPI Urban Consumer NSA	6/28/2030	25,000,000	2,337,163
Bank of America	2.495%	CPI Urban Consumer NSA	5/8/2026	45,000,000	79,437
Bank of America	2.500%	CPI Urban Consumer NSA	10/4/2025	50,000,000	678,935
Bank of America	2.510%	CPI Urban Consumer NSA	6/30/2030	20,000,000	1,830,965
Bank of America	2.559%	CPI Urban Consumer NSA	6/1/2030	20,000,000	1,849,482
Bank of America	2.605%	CPI Urban Consumer NSA	9/19/2028	60,000,000	217,453
Bank of America	2.638%	CPI Urban Consumer NSA	11/15/2051	29,000,000	953,388	(1)
Bank of America	2.665%	CPI Urban Consumer NSA	3/9/2052	27,000,000	324,035	(2)
Bank of America	2.700%	CPI Urban Consumer NSA	10/15/2024	70,000,000	768,946
Bank of America	3.150%	CPI Urban Consumer NSA	3/2/2027	80,000,000	1,746,265
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$36,206,705

176	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2024

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at May 31, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.850%	CPI Urban Consumer NSA	10/28/2027	$30,000,000	$(29,720)

NSA	Non-seasonally adjusted.
(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $911,650, which includes upfront payment of $41,738. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $440,164, which includes upfront payment of $764,199. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

Consumer Price Index (“CPI”) OTC Swap Contracts at May 31, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	$15,000,000	$2,632,474
Bank of America	1.747%	CPI Urban Consumer NSA	8/22/2026	20,000,000	3,335,488
Bank of America	2.100%	CPI Urban Consumer NSA	4/26/2025	10,000,000	1,215,445
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	678,426
Bank of America	2.275%	CPI Urban Consumer NSA	1/6/2026	20,000,000	2,189,019
Bank of America	2.298%	CPI Urban Consumer NSA	4/5/2029	5,000,000	546,633
Bank of America	2.301%	CPI Urban Consumer NSA	3/28/2029	5,000,000	545,362
Bank of America	2.348%	CPI Urban Consumer NSA	3/10/2032	5,000,000	545,984
Bank of America	2.398%	CPI Urban Consumer NSA	2/12/2033	5,000,000	518,946
Barclays Bank PLC	1.874%	CPI Urban Consumer NSA	4/11/2026	10,000,000	1,568,216
Barclays Bank PLC	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	1,208,403
Barclays Bank PLC	2.128%	CPI Urban Consumer NSA	6/22/2025	10,000,000	1,167,860
Barclays Bank PLC	2.158%	CPI Urban Consumer NSA	12/2/2024	10,000,000	1,211,224
Barclays Bank PLC	2.159%	CPI Urban Consumer NSA	11/25/2024	15,000,000	1,820,228
Barclays Bank PLC	2.205%	CPI Urban Consumer NSA	12/9/2024	15,000,000	1,745,419
Barclays Bank PLC	2.207%	CPI Urban Consumer NSA	1/11/2025	20,000,000	2,286,309
Barclays Bank PLC	2.228%	CPI Urban Consumer NSA	12/5/2024	15,000,000	1,719,298

See Notes to Financial Statements.	177

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2024

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Barclays Bank PLC	2.354%	CPI Urban Consumer NSA	12/23/2031	$10,000,000	$1,095,187
Barclays Bank PLC	2.393%	CPI Urban Consumer NSA	12/13/2031	5,000,000	519,687
Barclays Bank PLC	2.410%	CPI Urban Consumer NSA	2/1/2032	10,000,000	1,014,506
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	150,076
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	106,063
Deutsche Bank AG	2.518%	CPI Urban Consumer NSA	4/17/2026	15,000,000	602,774
Goldman Sachs	2.230%	CPI Urban Consumer NSA	12/14/2024	10,000,000	1,135,331
Goldman Sachs	2.350%	CPI Urban Consumer NSA	12/16/2036	10,000,000	1,170,962
Total Unrealized Appreciation on CPI OTC Swap Contracts					$30,729,320

Consumer Price Index (“CPI”) OTC Swap Contracts at May 31, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	$15,000,000	$(2,490,799)
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	(809,617)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	(482,471)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	(196,614)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	(1,264,693)
Goldman Sachs	2.063%	CPI Urban Consumer NSA	12/8/2024	15,000,000	(1,511,432)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	(1,279,659)
Total Unrealized Depreciation on CPI OTC Swap Contracts					$(8,035,285)

NSA	Non-seasonally adjusted.

178	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2024

Futures Contracts at May 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2024	198	Long	$22,261,320	$22,182,188	$(79,132)
U.S. 2-Year Treasury Note	September 2024	1,426	Long	290,616,042	290,480,657	(135,385)
U.S. 5-Year Treasury Note	September 2024	718	Long	76,097,169	75,962,157	(135,012)
U.S. Ultra Treasury Bond	September 2024	107	Long	13,276,848	13,100,812	(176,036)
Total Unrealized Depreciation on Futures Contracts						$(525,565)

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$110,237,256	$3,122,340	$113,359,596
Remaining Industries	–	79,959,553	–	79,959,553
Corporate Bonds
Oil & Gas	–	63,148,225	4	63,148,229
Remaining Industries	–	477,992,710	–	477,992,710
Floating Rate Loans	–	10,849,950	–	10,849,950
Foreign Government Obligations	–	190,786	–	190,786
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	164,372	–	164,372
Government Sponsored Enterprises Pass-Throughs	–	1,175,585	–	1,175,585
Non-Agency Commercial Mortgage-Backed Securities	–	32,073,217	854,314	32,927,531
Short-Term Investments
Commercial Paper	–	2,041,728	–	2,041,728
Repurchase Agreements	–	23,576,820	–	23,576,820
Total	$–	$801,410,202	$3,976,658	$805,386,860

See Notes to Financial Statements.	179

Schedule of Investments (unaudited)(concluded)

INFLATION FOCUSED FUND May 31, 2024

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$149,389	$–	$149,389
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	1,063,929	–	1,063,929
Liabilities	–	(1,049,674)	–	(1,049,674)
Centrally Cleared CPI Swap Contracts
Assets	–	36,206,705	–	36,206,705
Liabilities	–	(29,720)	–	(29,720)
OTC CPI Swap Contracts
Assets	–	30,729,320	–	30,729,320
Liabilities	–	(8,035,285)	–	(8,035,285)
Futures Contracts
Assets	–	–	–	–
Liabilities	(525,565)	–	–	(525,565)
Total	$(525,565)	$59,034,664	$–	$58,509,099

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level3 investment was not considered to be material to the Fund’s net assets at the beginning or end of the period.

180	See Notes to Financial Statements.

Schedule of Investments (unaudited)

SHORT DURATION CORE BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
LONG-TERM INVESTMENTS 97.88%

ASSET-BACKED SECURITIES 22.68%

Automobiles 9.67%
Avid Automobile Receivables Trust Series 2021-1 Class C†	1.55%		5/15/2026	$75,893	$75,748
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class C†	6.824% (30 day USD SOFR Average + 1.50%	)#	12/26/2031	1,052,355	1,055,677
BMW Vehicle Lease Trust Series 2023-2 Class A3	5.99%		9/25/2026	1,630,000	1,638,776
CarMax Auto Owner Trust Series 2023-3 Class A2A	5.72%		11/16/2026	633,959	634,007
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%		1/16/2029	1,175,000	1,179,979
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%		1/18/2028	1,245,000	1,249,676
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%		2/15/2028	2,325,000	2,339,287
Credit Acceptance Auto Loan Trust Series 2021-3A Class A†	1.00%		5/15/2030	68,535	68,329
Credit Acceptance Auto Loan Trust Series 2023-1A Class A†	6.48%		3/15/2033	1,705,000	1,718,889
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%		6/15/2029	1,270,000	1,282,829
Exeter Automobile Receivables Trust Series 2024-2A Class C	5.74%		5/15/2029	1,530,000	1,526,915
First Investors Auto Owner Trust Series 2021-2A Class A†	0.48%		3/15/2027	63,368	62,911
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%		4/15/2027	1,505,316	1,496,832
Flagship Credit Auto Trust Series 2022-4 Class A2†	6.15%		9/15/2026	654,199	654,613
Flagship Credit Auto Trust Series 2022-4 Class A3†	6.32%		6/15/2027	605,000	607,131
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%		8/16/2027	975,000	967,601
Ford Credit Auto Lease Trust Series 2024-A Class B	5.29%		6/15/2027	1,105,000	1,098,439
GLS Auto Receivables Issuer Trust Series 2021-3A Class C†	1.11%		9/15/2026	261,874	257,974
GLS Auto Receivables Issuer Trust Series 2023-3A Class A2†	6.04%		3/15/2027	1,742,574	1,744,199

See Notes to Financial Statements.	181

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Automobiles (continued)
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%	1/20/2027	$720,000	$718,339
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%	5/20/2027	1,010,000	1,008,790
GM Financial Automobile Leasing Trust Series 2023-3 Class A3	5.38%	11/20/2026	1,920,000	1,918,601
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	620,000	563,182
Hertz Vehicle Financing LLC Series 2021-1A Class A†	1.21%	12/26/2025	265,000	260,568
Honda Auto Receivables 2024-2 Owner Series 2024-2 Class A3	5.27%	11/20/2028	1,420,000	1,420,103
M&T Bank Auto Receivables Trust Series 2024-1A Class A3†	5.22%	2/17/2032	1,370,000	1,364,853
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4	5.32%	2/15/2030	2,380,000	2,378,296
Navistar Financial Dealer Note Master Owner Trust Series 2024-1 Class A†	5.59%	4/25/2029	1,155,000	1,152,883
OneMain Direct Auto Receivables Trust Series 2019-1 Class A†	3.63%	9/14/2027	496,553	490,143
OneMain Direct Auto Receivables Trust Series 2019-1A Class C†	4.19%	11/14/2028	753,000	726,946
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%	7/14/2028	204,973	198,354
OneMain Direct Auto Receivables Trust Series 2021-1A Class B†	1.26%	7/14/2028	317,000	294,723
PenFed Auto Receivables Owner Trust Series 2022-A Class A3†	3.96%	4/15/2026	1,103,061	1,097,117
Prestige Auto Receivables Trust Series 2022-1A Class B†	6.55%	7/17/2028	1,215,000	1,217,786
Santander Consumer Auto Receivables Trust Series 2020-BA Class D†	2.14%	12/15/2026	1,070,523	1,061,659
Santander Drive Auto Receivables Trust Series 2022-4 Class C	5.00%	11/15/2029	1,685,000	1,660,192
Santander Drive Auto Receivables Trust Series 2022-5 Class B	4.43%	3/15/2027	1,085,000	1,077,874
Santander Drive Auto Receivables Trust Series 2022-6 Class B	4.72%	6/15/2027	1,505,000	1,493,802
Santander Drive Auto Receivables Trust Series 2023-3 Class A2	6.08%	8/17/2026	264,391	264,656
Santander Drive Auto Receivables Trust Series 2023-4 Class A2	6.18%	2/16/2027	951,049	952,900

182	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust Series 2024-2 Class B	5.78%		7/16/2029	$1,680,000	$1,688,215
SBNA Auto Lease Trust Series 2023-A Class A3†	6.51%		4/20/2027	995,000	1,006,201
Westlake Automobile Receivables Trust Series 2023-1A Class A3†	5.21%		1/18/2028	1,260,000	1,255,532
Westlake Automobile Receivables Trust Series 2023-3A Class A2A†	5.96%		10/15/2026	1,496,589	1,497,837
Total					46,429,364

Credit Card 1.29%
American Express Credit Account Master Trust Series 2024-1 Class A	5.23%		4/16/2029	1,275,000	1,282,183
Capital One Multi-Asset Execution Trust Series 2005-B3 Class B3	6.14% (3 mo. USD Term SOFR + 0.81%	)#	5/15/2028	1,225,000	1,223,984
Continental Finance Credit Card ABS Master Trust Series 2020-1A Class A†	2.24%		12/15/2028	209,156	207,599
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	1,865,000	1,870,865
World Financial Network Credit Card Master Trust Series 2023-A Class A	5.02%		3/15/2030	1,610,000	1,598,948
Total					6,183,579

Other 11.35%
Affirm Asset Securitization Trust Series 2022-X1 Class A†	1.75%		2/15/2027	24,948	24,710
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	1,280,000	1,284,657
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	345,000	343,483
Affirm Asset Securitization Trust Series 2024-X1 Class B†	6.34%		5/15/2029	1,680,000	1,684,666
AMMC CLO 23 Ltd. Series 2020-23A Class A1R2†	6.745% (3 mo. USD Term SOFR + 1.42%	)#	4/17/2035	1,500,000	1,507,873
Amur Equipment Finance Receivables IX LLC Series 2021-1A Class D†	2.30%		11/22/2027	675,000	659,971
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031	1,900,000	1,893,838
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	143,580	128,615
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	6.774% (30 day USD SOFR Average + 1.45%	)#	1/15/2037	1,000,000	994,500

See Notes to Financial Statements.	183

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Other (continued)
Bain Capital Credit CLO Series 2018-2A Class A1†	6.668% (3 mo. USD Term SOFR + 1.34%	)#	7/19/2031	$625,006	$626,359
Ballyrock CLO Ltd. Series 2019-2A Class A1RR†	6.719% (3 mo. USD Term SOFR + 1.40%	)#	2/20/2036	1,000,000	1,001,237
Barings Loan Partners CLO Ltd. Series LP-3A Class AR†	6.845% (3 mo. USD Term SOFR + 1.52%	)#	7/20/2033	1,000,000	1,001,382
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class AR4†	6.671% (3 mo. USD Term SOFR + 1.35%	)#	4/20/2034	1,500,000	1,503,000
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	6.566% (3 mo. USD Term SOFR + 1.24%	)#	7/20/2029	177,208	177,422
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	6.751% (1 mo. USD Term SOFR + 1.43%	)#	12/15/2038	328,867	327,846
Carlyle Global Market Strategies CLO Ltd. Series 2014-2R Class A1†	6.634% (3 mo. USD Term SOFR + 1.31%	)#	5/15/2031	614,698	617,294
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	6.566% (3 mo. USD Term SOFR + 1.24%	)#	7/20/2031	788,529	789,711
Carlyle Global Market Strategies CLO Ltd. Series 2015-4A Class A1JR†	6.875% (3 mo. USD Term SOFR + 1.55%	)#	7/20/2032	1,500,000	1,500,052
Carlyle U.S. CLO Ltd. Series 2019-1A Class A1AR†	6.666% (3 mo. USD Term SOFR + 1.34%	)#	4/20/2031	2,000,000	2,005,330
CIFC Funding Ltd. Series 2013-2A Class A1L2†	6.589% (3 mo. USD Term SOFR + 1.26%	)#	10/18/2030	824,427	825,934
Dell Equipment Finance Trust Series 2023-2 Class A2†	5.84%		1/22/2029	797,156	797,738
Dell Equipment Finance Trust Series 2024-1 Class A3†	5.39%		3/22/2030	1,480,000	1,482,331
DLLAA LLC Series 2023-1A Class A3†	5.64%		2/22/2028	1,255,000	1,261,034
Dryden 113 CLO Ltd. Series 2022-113A Class A1R†	6.955% (3 mo. USD Term SOFR + 1.63%	)#	10/20/2035	1,500,000	1,507,595
Dryden 53 CLO Ltd. Series 2017-53A Class A†	6.71% (3 mo. USD Term SOFR + 1.38%	)#	1/15/2031	356,956	357,939
Dryden XXVI Senior Loan Fund Series 2013-26A Class AR†	6.49% (3 mo. USD Term SOFR + 1.16%	)#	4/15/2029	178,847	179,124
Elmwood CLO Ltd. Series 2022-5A Class AR†	6.967% (3 mo. USD Term SOFR + 1.65%	)#	7/17/2033	1,500,000	1,504,760

184	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Other (continued)
Elmwood CLO VII Ltd. Series 2020-4A Class AR†	6.947% (3 mo. USD Term SOFR + 1.63%	)#	1/17/2034	$580,000	$582,240
Elmwood CLO X Ltd. Series 2021-3A Class A1R†	6.595% (3 mo. USD Term SOFR + 1.27%	)#	7/20/2037	1,500,000	1,508,618
Galaxy XIX CLO Ltd. Series 2015-19A Class A1RR†	6.535% (3 mo. USD Term SOFR + 1.21%	)#	7/24/2030	107,918	108,155
GreatAmerica Leasing Receivables Funding LLC Series 2024-1 Class A4†	5.08%		12/16/2030	1,350,000	1,338,572
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	6.451% (1 mo. USD Term SOFR + 1.13%	)#	7/15/2039	460,000	459,137
HGI CRE CLO Ltd. Series 2021-FL1 Class A†	6.484% (1 mo. USD Term SOFR + 1.16%	)#	6/16/2036	139,674	139,055
LCM XXII Ltd. Series 22A Class A1R†	6.746% (3 mo. USD Term SOFR + 1.42%	)#	10/20/2028	35,063	35,126
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.874% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	558,200	557,502
Madison Park Funding XIV Ltd. Series 2014-14A Class BR3†	7.125% (3 mo. USD Term SOFR + 1.80%	)#	10/22/2030	510,000	510,538
Madison Park Funding XLVIII Ltd. Series 2021-48A Class A†	6.738% (3 mo. USD Term SOFR + 1.41%	)#	4/19/2033	1,177,323	1,180,748
Magnetite Xxix Ltd. Series 2021-29A Class A†	6.58% (3 mo. USD Term SOFR + 1.25%	)#	1/15/2034	239,931	240,577
Mariner Finance Issuance Trust Series 2022-AA Class A†	6.45%		10/20/2037	690,000	690,771
Marlette Funding Trust Series 2020-2A Class D†	4.65%		9/16/2030	90,809	90,745
Mountain View CLO LLC Series 2017-1A Class AR†	6.679% (3 mo. USD Term SOFR + 1.35%	)#	10/16/2029	111,003	111,118
Newark BSL CLO 1 Ltd. Series 2016-1A Class A1R†	6.687% (3 mo. USD Term SOFR + 1.36%	)#	12/21/2029	308,139	308,828
OCP CLO Ltd. Series 2014-5 Class A1R†	6.666% (3 mo. USD Term SOFR + 1.34%	)#	4/26/2031	801,845	803,519
OCP CLO Ltd. Series 2016-11A Class A1R2†	6.741% (3 mo. USD Term SOFR + 1.42%	)#	4/26/2036	1,000,000	1,004,352
OCP CLO Ltd. Series 2019-17A Class A1R†	6.626% (3 mo. USD Term SOFR + 1.30%	)#	7/20/2032	687,000	688,907
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R†	6.586% (3 mo. USD Term SOFR + 1.26%	)#	3/17/2030	570,886	571,912

See Notes to Financial Statements.	185

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Other (continued)
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.54% (3 mo. USD Term SOFR + 1.21%	)#	7/15/2029	$84,210	$84,315
Octagon Investment Partners XXI Ltd. Series 2014-1A Class AAR3†	6.584% (3 mo. USD Term SOFR + 1.26%	)#	2/14/2031	955,859	958,075
Octagon Loan Funding Ltd. Series 2014-1A Class ARR†	6.767% (3 mo. USD Term SOFR + 1.44%	)#	11/18/2031	1,406,627	1,409,273
OneMain Financial Issuance Trust Series 2018-2A Class A†	3.57%		3/14/2033	43,879	43,746
OneMain Financial Issuance Trust Series 2020-2A Class C†	2.76%		9/14/2035	690,000	618,616
Pagaya AI Debt Trust Series 2022-1 Class A†	2.03%		10/15/2029	61,620	61,247
Post Road Equipment Finance Series 2021-1 Class A2†	4.88%		11/15/2028	792,210	785,306
Rad CLO 2 Ltd. Series 2018-2A Class AR†	6.67% (3 mo. USD Term SOFR + 1.34%	)#	10/15/2031	201,020	201,215
RAD CLO 6 Ltd. Series 2019-6A Class A1†	6.966% (3 mo. USD Term SOFR + 1.64%	)#	1/20/2033	1,308,000	1,310,795
Rad CLO 7 Ltd. Series 2020-7A Class A1R†	6.667% (3 mo. USD Term SOFR + 1.35%	)#	4/17/2036	1,500,000	1,510,863
Regatta XIV Funding Ltd. Series 2018-3A Class AR†(a)	6.213% (3 mo. USD Term SOFR + 1.10%	)#	10/25/2031	1,800,000	1,801,350	(b)
Rockford Tower CLO Ltd. Series 2018-1A Class A†	6.687% (3 mo. USD Term SOFR + 1.36%	)#	5/20/2031	563,123	564,639
Romark CLO Ltd. Series 2017-1A Class A1R†	6.618% (3 mo. USD Term SOFR + 1.29%	)#	10/23/2030	793,400	795,258
RR 3 Ltd. Series 2018-3A Class A1R2†	6.68% (3 mo. USD Term SOFR + 1.35%	)#	1/15/2030	419,862	421,220
RR 8 Ltd. Series 2020-8A Class A1R†	6.675% (3 mo. USD Term SOFR + 1.35%	)#	7/15/2037	1,250,000	1,250,000
RR Ltd. Series 2022-24A Class A1AR†	7.059% (3 mo. USD Term SOFR + 1.73%	)#	1/15/2036	1,040,000	1,045,102
SCF Equipment Leasing LLC Series 2020-1A Class B†	2.02%		3/20/2028	130,027	129,328
SCF Equipment Leasing LLC Series 2021-1A Class B†	1.37%		8/20/2029	1,370,000	1,324,432
Sycamore Tree CLO Ltd. Series 2024-5A Class A1†	6.743% (3 mo. USD Term SOFR + 1.42%	)#	4/20/2036	1,030,000	1,037,819

186	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Other (continued)
Valley Stream Park CLO Ltd. Series 2022-1A Class AR†	6.955% (3 mo. USD Term SOFR + 1.63%	)#	10/20/2034	$970,000	$973,238
Verdant Receivables LLC Series 2024-1A Class A2†	5.68%		12/12/2031	1,275,000	1,276,919
Total					54,521,577

Rec Vehicle Loan 0.28%
Octane Receivables Trust Series 2021-1A Class A†	0.93%		3/22/2027	42,011	41,740
Octane Receivables Trust Series 2022-1A Class A2†	4.18%		3/20/2028	95,785	95,067
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	166,060	165,357
Octane Receivables Trust Series 2022-2A Class B†	5.85%		7/20/2028	1,036,000	1,032,744
Total					1,334,908

Student Loan 0.09%
Navient Private Education Refi Loan Trust Series 2020-FA Class A†	1.22%		7/15/2069	159,711	144,275
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	346,680	304,637
Total					448,912
Total Asset-Backed Securities (cost $109,077,926)					108,918,340

CORPORATE BONDS 64.09%

Aerospace/Defense 1.16%
BAE Systems PLC (United Kingdom)†(c)	5.00%		3/26/2027	300,000	297,383
BAE Systems PLC (United Kingdom)†(c)	5.125%		3/26/2029	223,000	221,321
Boeing Co.	2.196%		2/4/2026	1,300,000	1,220,595
Boeing Co.†	6.259%		5/1/2027	450,000	453,100
Boeing Co.†	6.298%		5/1/2029	711,000	717,085
HEICO Corp.	5.25%		8/1/2028	188,000	187,564
Hexcel Corp.	4.95%		8/15/2025	1,345,000	1,328,368
L3Harris Technologies, Inc.	5.40%		1/15/2027	195,000	195,639
Rolls-Royce PLC (United Kingdom)†(c)	3.625%		10/14/2025	579,000	560,929
Rolls-Royce PLC (United Kingdom)†(c)	5.75%		10/15/2027	400,000	400,093
Total					5,582,077

Agriculture 1.58%
BAT Capital Corp.	2.789%		9/6/2024	890,000	882,881
BAT International Finance PLC (United Kingdom)(c)	5.931%		2/2/2029	348,000	355,633
Imperial Brands Finance PLC (United Kingdom)†(c)	3.125%		7/26/2024	909,000	905,364
Imperial Brands Finance PLC (United Kingdom)†(c)	3.50%		7/26/2026	1,302,000	1,245,554
Imperial Brands Finance PLC (United Kingdom)†(c)	6.125%		7/27/2027	709,000	720,201

See Notes to Financial Statements.	187

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Agriculture (continued)
Philip Morris International, Inc.	4.875%		2/13/2029	$361,000	$356,057
Reynolds American, Inc.	4.45%		6/12/2025	1,240,000	1,225,069
Viterra Finance BV (Netherlands)†(c)	2.00%		4/21/2026	1,800,000	1,677,219
Viterra Finance BV (Netherlands)†(c)	4.90%		4/21/2027	200,000	196,530
Total					7,564,508

Airlines 0.32%
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%		4/15/2029	1,540,480	1,543,032

Apparel 0.24%
Tapestry, Inc.	7.00%		11/27/2026	1,100,000	1,129,775

Auto Manufacturers 3.27%
Daimler Truck Finance North America LLC†	5.60%		8/8/2025	1,234,000	1,234,564
Ford Motor Credit Co. LLC	3.375%		11/13/2025	1,618,000	1,562,728
Ford Motor Credit Co. LLC	4.063%		11/1/2024	381,000	377,941
Ford Motor Credit Co. LLC	4.134%		8/4/2025	1,133,000	1,110,862
Ford Motor Credit Co. LLC	5.85%		5/17/2027	449,000	448,882
General Motors Financial Co., Inc.	5.40%		4/6/2026	218,000	217,355
General Motors Financial Co., Inc.	5.40%		5/8/2027	374,000	373,458
General Motors Financial Co., Inc.	5.976% (SOFR + 0.62%	)#	10/15/2024	606,000	606,436
Hyundai Capital America†	1.00%		9/17/2024	400,000	394,380
Hyundai Capital America†	5.25%		1/8/2027	406,000	403,566
Hyundai Capital America†	5.50%		3/30/2026	335,000	334,415
Hyundai Capital America†	5.80%		6/26/2025	1,065,000	1,065,743
Hyundai Capital America†	5.95%		9/21/2026	1,543,000	1,553,653
Hyundai Capital America†	6.25%		11/3/2025	498,000	501,405
Hyundai Capital America†	6.51% (SOFR + 1.15%	)#	8/4/2025	1,737,000	1,746,325
Nissan Motor Acceptance Co. LLC†	1.125%		9/16/2024	1,500,000	1,478,160
Volkswagen Group of America Finance LLC†	5.40%		3/20/2026	666,000	663,923
Volkswagen Group of America Finance LLC†	5.70%		9/12/2026	541,000	542,579
Volkswagen Group of America Finance LLC†	5.80%		9/12/2025	684,000	685,294
Volkswagen Group of America Finance LLC†	6.00%		11/16/2026	388,000	392,963
Total					15,694,632

Auto Parts & Equipment 0.16%
Magna International, Inc. (Canada)(c)	5.98%		3/21/2026	784,000	784,002

Banks 20.56%
ABN AMRO Bank NV (Netherlands)†(c)	6.339% (1 yr. CMT + 1.65%	)#	9/18/2027	300,000	303,709

188	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Banks (continued)
AIB Group PLC (Ireland)†(c)	6.608% (SOFR + 2.33%	)#	9/13/2029	$269,000	$276,690
Australia & New Zealand Banking Group Ltd. (Australia)†(c)	4.40%		5/19/2026	900,000	879,121
Banco Bilbao Vizcaya Argentaria SA (Spain)(c)	5.381%		3/13/2029	400,000	400,719
Bank of America Corp.	1.197% (SOFR + 1.01%	)#	10/24/2026	1,500,000	1,411,243
Bank of America Corp.	1.319% (SOFR + 1.15%	)#	6/19/2026	376,000	359,173
Bank of America Corp.	1.53% (SOFR + 0.65%	)#	12/6/2025	118,000	115,474
Bank of America Corp.	1.734% (SOFR + 0.96%	)#	7/22/2027	220,000	203,191
Bank of America Corp.	2.456% (3 mo. USD Term SOFR + 1.13%	)#	10/22/2025	128,000	126,357
Bank of America Corp.	3.384% (SOFR + 1.33%	)#	4/2/2026	3,765,000	3,691,932
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%	)#	7/21/2028	3,328,000	3,159,029
Bank of Ireland Group PLC (Ireland)†(c)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	702,000	645,904
Bank of Ireland Group PLC (Ireland)†(c)	5.601% (SOFR + 1.62%	)#	3/20/2030	636,000	631,563
Bank of Ireland Group PLC (Ireland)†(c)	6.253% (1 yr. CMT + 2.65%	)#	9/16/2026	500,000	502,493
Bank of Montreal (Canada)(c)	5.266%		12/11/2026	169,000	168,745
Bank of Nova Scotia (Canada)(c)	5.35%		12/7/2026	204,000	203,938
Bank of Nova Scotia (Canada)(c)	5.45%		6/12/2025	242,000	241,777
Barclays PLC (United Kingdom)(c)	2.852% (SOFR + 2.71%	)#	5/7/2026	1,032,000	1,004,649
Barclays PLC (United Kingdom)(c)	5.829% (SOFR + 2.21%	)#	5/9/2027	580,000	580,411
Barclays PLC (United Kingdom)(c)	6.496% (SOFR + 1.88%	)#	9/13/2027	1,512,000	1,537,462
Barclays PLC (United Kingdom)(c)	7.325% (1 yr. CMT + 3.05%	)#	11/2/2026	841,000	857,449
BNP Paribas SA (France)†(c)	1.904% (SOFR + 1.61%	)#	9/30/2028	249,269	222,249
BNP Paribas SA (France)†(c)	2.219% (SOFR + 2.07%	)#	6/9/2026	4,490,000	4,333,440
BNP Paribas SA (France)†(c)	2.591% (SOFR + 1.23%	)#	1/20/2028	1,434,000	1,329,245

See Notes to Financial Statements.	189

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Banks (continued)
BNP Paribas SA (France)†(c)	2.819% (3 mo. USD Term SOFR + 1.37%	)#	11/19/2025	$268,000	$264,278
BNP Paribas SA (France)†(c)	5.125% (1 yr. CMT + 1.45%	)#	1/13/2029	259,000	257,502
BNP Paribas SA (France)†(c)	5.497% (SOFR + 1.59%	)#	5/20/2030	480,000	478,192
BPCE SA (France)†(c)	4.50%		3/15/2025	560,000	552,880
BPCE SA (France)†(c)	4.875%		4/1/2026	200,000	196,366
BPCE SA (France)†(c)	5.15%		7/21/2024	462,000	461,137
BPCE SA (France)†(c)	5.975% (SOFR + 2.10%	)#	1/18/2027	390,000	391,253
Canadian Imperial Bank of Commerce (Canada)(c)	5.001%		4/28/2028	245,000	242,851
Canadian Imperial Bank of Commerce (Canada)(c)	5.615%		7/17/2026	297,000	298,585
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	3,245,000	3,126,604
Citigroup, Inc.	5.174% (SOFR + 1.36%	)#	2/13/2030	839,000	831,144
Citigroup, Inc.	5.61% (SOFR + 1.55%	)#	9/29/2026	1,432,000	1,431,864
Citizens Bank NA	4.575% (SOFR + 2.00%	)#	8/9/2028	650,000	625,078
Citizens Bank NA	5.284% (SOFR + 1.02%	)#	1/26/2026	1,342,000	1,332,602
Citizens Bank NA	6.064% (SOFR + 1.45%	)#	10/24/2025	250,000	250,104
Danske Bank AS (Denmark)†(c)	3.244% (3 mo. USD LIBOR + 1.59%	)#	12/20/2025	2,000,000	1,970,875
Danske Bank AS (Denmark)†(c)	5.427% (1 yr. CMT + 0.95%	)#	3/1/2028	527,000	526,506
Danske Bank AS (Denmark)†(c)	6.466% (1 yr. CMT + 2.10%	)#	1/9/2026	2,788,000	2,795,280
First-Citizens Bank & Trust Co.	2.969% (3 mo. USD Term SOFR + 1.72%	)#	9/27/2025	2,061,000	2,038,496
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%	)#	2/24/2028	2,287,000	2,125,927
Goldman Sachs Group, Inc.	5.798% (SOFR + 1.08%	)#	8/10/2026	279,000	279,257
HSBC Holdings PLC (United Kingdom)(c)	2.999% (SOFR + 1.43%	)#	3/10/2026	4,270,000	4,181,045
HSBC Holdings PLC (United Kingdom)(c)	4.292% (3 mo. USD Term SOFR + 1.61%	)#	9/12/2026	900,000	883,654

190	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Banks (continued)
HSBC Holdings PLC (United Kingdom)(c)	5.597% (SOFR + 1.06%	)#	5/17/2028	$630,000	$631,867
HSBC Holdings PLC (United Kingdom)(c)	5.887% (SOFR + 1.57%	)#	8/14/2027	517,000	520,634
ING Groep NV (Netherlands)(c)	6.083% (SOFR + 1.56%	)#	9/11/2027	808,000	816,352
JPMorgan Chase & Co.	2.301% (SOFR + 1.16%	)#	10/15/2025	521,000	514,330
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%	)#	2/1/2028	1,600,000	1,537,092
JPMorgan Chase & Co.	3.845% (SOFR + 0.98%	)#	6/14/2025	8,000	7,995
JPMorgan Chase & Co.	6.285% (SOFR + 0.92%	)#	2/24/2026	479,000	480,767
KeyBank NA	4.70%		1/26/2026	404,000	395,233
Lloyds Banking Group PLC (United Kingdom)(c)	3.87% (1 yr. CMT + 3.50%	)#	7/9/2025	619,000	617,715
Lloyds Banking Group PLC (United Kingdom)(c)	5.462% (1 yr. CMT + 1.38%	)#	1/5/2028	392,000	391,072
Lloyds Banking Group PLC (United Kingdom)(c)	5.985% (1 yr. CMT + 1.48%	)#	8/7/2027	347,000	348,841
Macquarie Bank Ltd. (Australia)†(c)	5.391%		12/7/2026	309,000	309,606
Macquarie Group Ltd. (Australia)†(c)	1.34% (SOFR + 1.07%	)#	1/12/2027	226,000	210,843
Macquarie Group Ltd. (Australia)†(c)	3.763% (3 mo. USD LIBOR + 1.37%	)#	11/28/2028	754,000	709,439
Macquarie Group Ltd. (Australia)†(c)	5.108% (SOFR + 2.21%	)#	8/9/2026	342,000	340,165
Macquarie Group Ltd. (Australia)†(c)	6.207%		11/22/2024	1,568,000	1,571,969
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	1,216,000	1,190,063
Manufacturers & Traders Trust Co.	4.70%		1/27/2028	402,000	386,088
Manufacturers & Traders Trust Co.	5.40%		11/21/2025	1,009,000	1,004,282
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	0.962% (1 yr. CMT + 0.45%	)#	10/11/2025	820,000	805,835
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	4.788% (1 yr. CMT + 1.70%	)#	7/18/2025	409,000	408,424
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	5.063% (1 yr. CMT + 1.55%	)#	9/12/2025	625,000	623,472
Morgan Stanley	2.188% (SOFR + 1.99%	)#	4/28/2026	721,000	698,676
Morgan Stanley	4.21% (SOFR + 1.61%	)#	4/20/2028	816,000	791,041

See Notes to Financial Statements.	191

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Banks (continued)
Morgan Stanley	5.449% (SOFR + 1.63%	)#	7/20/2029	$5,196,000	$5,215,740
NatWest Group PLC (United Kingdom)(c)	4.892% (3 mo. USD LIBOR + 1.75%	)#	5/18/2029	200,000	195,016
NatWest Group PLC (United Kingdom)(c)	5.583% (1 yr. CMT + 1.10%	)#	3/1/2028	222,000	222,012
NatWest Group PLC (United Kingdom)(c)	5.847% (1 yr. CMT + 1.35%	)#	3/2/2027	1,018,000	1,021,189
NatWest Markets PLC (United Kingdom)†(c)	5.416%		5/17/2027	457,000	456,619
PNC Financial Services Group, Inc.	5.492% (SOFR + 1.20%	)#	5/14/2030	1,105,000	1,106,514
PNC Financial Services Group, Inc.	6.615% (SOFR + 1.73%	)#	10/20/2027	238,000	243,789
Santander U.K. Group Holdings PLC (United Kingdom)(c)	6.534% (SOFR + 2.60%	)#	1/10/2029	391,000	401,490
Societe Generale SA (France)†(c)	2.226% (1 yr. CMT + 1.05%	)#	1/21/2026	335,000	326,906
Standard Chartered PLC (United Kingdom)†(c)	5.688% (1 yr. CMT + 1.05%	)#	5/14/2028	332,000	332,257
Standard Chartered PLC (United Kingdom)†(c)	6.187% (1 yr. CMT + 1.85%	)#	7/6/2027	266,000	268,381
Standard Chartered PLC (United Kingdom)†(c)	6.75% (1 yr. CMT + 1.85%	)#	2/8/2028	335,000	344,043
State Street Corp.	5.104% (SOFR + 1.13%	)#	5/18/2026	35,000	34,834
Svenska Handelsbanken AB (Sweden)†(c)	6.603% (SOFR + 1.25%	)#	6/15/2026	1,552,000	1,575,475
Swedbank AB (Sweden)†(c)	6.136%		9/12/2026	388,000	393,904
Swedbank AB (Sweden)†(c)	6.733% (SOFR + 1.38%	)#	6/15/2026	1,626,000	1,652,179
Toronto-Dominion Bank (Canada)(c)	4.693%		9/15/2027	754,000	741,113
Toronto-Dominion Bank (Canada)(c)	5.264%		12/11/2026	679,000	678,631
Truist Financial Corp.	4.26% (SOFR + 1.46%	)#	7/28/2026	236,000	232,156
Truist Financial Corp.	4.873% (SOFR + 1.44%	)#	1/26/2029	158,000	154,669
Truist Financial Corp.	5.435% (SOFR + 1.62%	)#	1/24/2030	248,000	246,706
Truist Financial Corp.	5.751% (SOFR + 0.40%	)#	6/9/2025	936,000	935,956

192	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Banks (continued)
U.S. Bancorp	5.384% (SOFR + 1.56%	)#	1/23/2030	$190,000	$189,602
U.S. Bancorp	6.787% (SOFR + 1.88%	)#	10/26/2027	536,000	551,792
UBS Group AG (Switzerland)†(c)	4.125%		9/24/2025	470,000	460,360
UBS Group AG (Switzerland)†(c)	4.488% (1 yr. CMT + 1.55%	)#	5/12/2026	1,755,000	1,732,620
UBS Group AG (Switzerland)†(c)	5.711% (1 yr. CMT + 1.55%	)#	1/12/2027	2,211,000	2,210,726
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%	)#	8/11/2028	1,296,000	1,328,463
UniCredit SpA (Italy)†(c)	2.569% (1 yr. CMT + 2.30%	)#	9/22/2026	1,481,000	1,420,142
Wells Fargo & Co.	2.164% (3 mo. USD Term SOFR + 1.01%	)#	2/11/2026	2,664,000	2,599,461
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	2,059,000	1,994,577
Wells Fargo & Co.	4.54% (SOFR + 1.56%	)#	8/15/2026	2,341,000	2,313,624
Wells Fargo & Co.	5.198% (SOFR + 1.50%	)#	1/23/2030	631,000	625,856
Wells Fargo & Co.	5.574% (SOFR + 1.74%	)#	7/25/2029	2,069,000	2,081,248
Wells Fargo & Co.	5.707% (SOFR + 1.07%	)#	4/22/2028	444,000	447,127
Total					98,774,421

Beverages 0.06%
Coca-Cola Consolidated, Inc.	5.25%		6/1/2029	270,000	270,695

Biotechnology 0.14%
Amgen, Inc.	5.15%		3/2/2028	41,000	40,900
Illumina, Inc.	5.75%		12/13/2027	446,000	448,708
Illumina, Inc.	5.80%		12/12/2025	168,000	168,119
Total					657,727

Building Materials 0.37%
Carrier Global Corp.	5.80%		11/30/2025	474,000	476,300
Owens Corning	5.50%		6/15/2027	1,302,000	1,309,124
Total					1,785,424

Chemicals 0.78%
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	3,986,000	3,755,584

See Notes to Financial Statements.	193

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Commercial Services 0.73%
Element Fleet Management Corp. (Canada)†(c)	5.643%		3/13/2027	$315,000	$315,275
Global Payments, Inc.	2.65%		2/15/2025	551,000	538,942
ITR Concession Co. LLC†	4.197%		7/15/2025	725,000	704,467
Triton Container International Ltd.†	1.15%		6/7/2024	1,051,000	1,050,256
Triton Container International Ltd.†	2.05%		4/15/2026	944,000	875,809
Total					3,484,749

Computers 0.08%
Dell International LLC/EMC Corp.	6.02%		6/15/2026	399,000	402,735

Diversified Financial Services 4.23%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	1.75%		10/29/2024	2,000,000	1,967,840
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.45%		10/1/2025	778,000	766,499
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	6.45%		4/15/2027	267,000	273,388
Aircastle Ltd.†	5.25%		8/11/2025	1,477,000	1,463,570
American Express Co.	4.99% (SOFR + 1.00%	)#	5/1/2026	530,000	526,611
American Express Co.	6.338% (SOFR + 1.33%	)#	10/30/2026	981,000	991,846
Ameriprise Financial, Inc.	5.70%		12/15/2028	112,000	114,476
Aviation Capital Group LLC†	1.95%		1/30/2026	854,000	801,379
Aviation Capital Group LLC†	1.95%		9/20/2026	1,852,000	1,699,070
Aviation Capital Group LLC†	4.875%		10/1/2025	556,000	547,612
Aviation Capital Group LLC†	5.50%		12/15/2024	1,582,000	1,576,841
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	1,640,000	1,535,775
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.75%		2/21/2028	80,000	71,675
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.875%		2/15/2025	851,000	831,629
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026	725,000	702,667
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.50%		1/15/2026	1,150,000	1,139,597
Avolon Holdings Funding Ltd. (Ireland)†(c)	6.375%		5/4/2028	84,000	85,211
KODIT Global Co. Ltd. (South Korea)†(c)	5.357%		5/29/2027	583,000	583,003
LPL Holdings, Inc.†	4.625%		11/15/2027	1,232,000	1,187,832
LPL Holdings, Inc.	5.70%		5/20/2027	182,000	182,528
LPL Holdings, Inc.	6.75%		11/17/2028	452,000	472,919
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	976,000	932,964
Nuveen Finance LLC†	4.125%		11/1/2024	823,000	817,073
Radian Group, Inc.	4.50%		10/1/2024	1,064,000	1,059,245
Total					20,331,250

194	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Electric 6.33%
AES Corp.†	3.30%		7/15/2025	$2,392,000	$2,329,946
Algonquin Power & Utilities Corp. (Canada)(c)	5.365%	(d)	6/15/2026	752,000	747,059
Ameren Corp.	5.70%		12/1/2026	591,000	594,580
American Electric Power Co., Inc.	5.20%		1/15/2029	505,000	501,895
American Electric Power Co., Inc.	5.699%		8/15/2025	365,000	365,209
Avangrid, Inc.	3.20%		4/15/2025	1,259,000	1,231,924
Cleco Corporate Holdings LLC	3.743%		5/1/2026	2,117,000	2,039,532
Cleveland Electric Illuminating Co.	5.50%		8/15/2024	315,000	314,719
Connecticut Light & Power Co.	4.65%		1/1/2029	1,092,000	1,074,567
Dominion Energy, Inc.	3.071%	(d)	8/15/2024	1,008,000	1,002,298
DTE Energy Co.	4.22%	(d)	11/1/2024	251,000	249,315
DTE Energy Co.	4.875%		6/1/2028	436,000	429,295
DTE Energy Co.	5.10%		3/1/2029	514,000	507,261
Evergy Missouri West, Inc.†	5.15%		12/15/2027	843,000	837,766
Eversource Energy	4.75%		5/15/2026	881,000	868,543
Fells Point Funding Trust†	3.046%		1/31/2027	1,842,000	1,729,048
FirstEnergy Pennsylvania Electric Co.†	4.15%		4/15/2025	691,000	683,065
FirstEnergy Pennsylvania Electric Co.†	5.15%		3/30/2026	871,000	861,574
FirstEnergy Transmission LLC†	4.35%		1/15/2025	750,000	741,883
ITC Holdings Corp.	3.65%		6/15/2024	1,300,000	1,298,650
ITC Holdings Corp.†	4.95%		9/22/2027	307,000	303,154
Liberty Utilities Co.†	5.577%		1/31/2029	423,000	422,574
National Grid PLC (United Kingdom)(c)	5.602%		6/12/2028	215,000	216,331
NextEra Energy Capital Holdings, Inc.	4.20%		6/20/2024	78,000	77,940
NextEra Energy Capital Holdings, Inc.	5.749%		9/1/2025	375,000	375,760
NextEra Energy Capital Holdings, Inc.	6.051%		3/1/2025	228,000	228,516
NRG Energy, Inc.†	2.00%		12/2/2025	1,100,000	1,035,876
NRG Energy, Inc.†	3.75%		6/15/2024	799,000	798,438
Pacific Gas & Electric Co.	3.15%		1/1/2026	826,592	794,693
Pacific Gas & Electric Co.	3.30%		12/1/2027	131,000	121,742
Pacific Gas & Electric Co.	5.45%		6/15/2027	145,000	144,676
Public Service Enterprise Group, Inc.	5.85%		11/15/2027	320,000	325,606
Puget Energy, Inc.	3.65%		5/15/2025	897,000	879,191
Southern Co.	4.475%	(d)	8/1/2024	2,424,000	2,418,419
System Energy Resources, Inc.	6.00%		4/15/2028	2,149,000	2,181,498
Tampa Electric Co.	4.90%		3/1/2029	445,000	440,252
Vistra Operations Co. LLC†	3.55%		7/15/2024	903,000	900,260
WEC Energy Group, Inc.	5.60%		9/12/2026	304,000	305,361
Total					30,378,416

See Notes to Financial Statements.	195

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Electronics 0.42%
Keysight Technologies, Inc.	4.60%	4/6/2027	$129,000	$126,527
TD SYNNEX Corp.	1.25%	8/9/2024	1,900,000	1,883,667
Total				2,010,194

Engineering & Construction 0.16%
Jacobs Engineering Group, Inc.	6.35%	8/18/2028	768,000	788,163

Entertainment 0.77%
Warnermedia Holdings, Inc.	3.638%	3/15/2025	1,043,000	1,025,485
Warnermedia Holdings, Inc.	3.755%	3/15/2027	1,148,000	1,088,854
Warnermedia Holdings, Inc.	3.788%	3/15/2025	170,000	167,231
Warnermedia Holdings, Inc.	6.412%	3/15/2026	1,412,000	1,412,038
Total				3,693,608

Environmental Control 0.28%
Veralto Corp.†	5.50%	9/18/2026	1,346,000	1,342,971

Food 0.13%
Campbell Soup Co.	5.30%	3/20/2026	178,000	177,655
Conagra Brands, Inc.	5.30%	10/1/2026	324,000	323,496
Tyson Foods, Inc.	5.40%	3/15/2029	133,000	132,945
Total				634,096

Gas 1.80%
National Fuel Gas Co.	4.75%	9/1/2028	963,000	934,295
National Fuel Gas Co.	5.20%	7/15/2025	750,000	746,136
National Fuel Gas Co.	5.50%	1/15/2026	900,000	896,538
National Fuel Gas Co.	5.50%	10/1/2026	241,000	240,145
NiSource, Inc.	5.25%	3/30/2028	1,554,000	1,550,374
ONE Gas, Inc.	5.10%	4/1/2029	1,922,000	1,920,740
Southwest Gas Corp.	5.80%	12/1/2027	883,000	893,279
Spire, Inc.	5.30%	3/1/2026	1,477,000	1,471,888
Total				8,653,395

Hand/Machine Tools 0.32%
Regal Rexnord Corp.	6.05%	2/15/2026	1,029,000	1,032,224
Regal Rexnord Corp.	6.05%	4/15/2028	492,000	499,627
Total				1,531,851

Health Care-Products 0.79%
GE HealthCare Technologies, Inc.	5.55%	11/15/2024	800,000	798,606
GE HealthCare Technologies, Inc.	5.60%	11/15/2025	389,000	389,383
Smith & Nephew PLC (United Kingdom)(c)	5.15%	3/20/2027	954,000	949,949

196	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Health Care-Products (continued)
Solventum Corp.†	5.40%	3/1/2029	$869,000	$863,973
Solventum Corp.†	5.45%	2/25/2027	526,000	525,316
Zimmer Biomet Holdings, Inc.	5.35%	12/1/2028	269,000	270,776
Total				3,798,003

Health Care-Services 1.01%
Centene Corp.	2.45%	7/15/2028	713,000	629,284
Centene Corp.	4.25%	12/15/2027	2,302,000	2,192,508
Icon Investments Six DAC (Ireland)(c)	5.809%	5/8/2027	265,000	267,082
Icon Investments Six DAC (Ireland)(c)	5.849%	5/8/2029	278,000	281,582
Roche Holdings, Inc.†	4.79%	3/8/2029	1,473,000	1,463,886
Total				4,834,342

Home Furnishings 0.04%
LG Electronics, Inc. (South Korea)†(c)	5.625%	4/24/2027	200,000	200,949

Insurance 5.25%
AEGON Funding Co. LLC†	5.50%	4/16/2027	892,000	886,573
Aon North America, Inc.	5.15%	3/1/2029	216,000	214,868
Assurant, Inc.	4.90%	3/27/2028	899,000	876,747
Athene Global Funding†	5.339%	1/15/2027	437,000	442,909
Athene Global Funding†	5.516%	3/25/2027	525,000	524,073
Athene Global Funding†	5.583%	1/9/2029	407,000	407,003
Athene Global Funding†	5.684%	2/23/2026	363,000	362,896
Brighthouse Financial Global Funding†	1.55%	5/24/2026	1,777,000	1,636,900
Brighthouse Financial Global Funding†	5.55%	4/9/2027	661,000	660,437
CNO Global Funding†	1.65%	1/6/2025	1,109,000	1,079,826
CNO Global Funding†(a)	5.875%	6/4/2027	681,000	682,946
Corebridge Global Funding†	5.20%	1/12/2029	244,000	242,344
Corebridge Global Funding†	5.75%	7/2/2026	161,000	161,132
Equitable Financial Life Global Funding†	1.40%	7/7/2025	801,000	764,997
Equitable Financial Life Global Funding†	5.45%	3/3/2028	411,000	409,463
F&G Global Funding†	0.90%	9/20/2024	1,345,000	1,324,686
F&G Global Funding†	5.15%	7/7/2025	1,475,000	1,453,673
Fidelity & Guaranty Life Holdings, Inc.†	5.50%	5/1/2025	1,000,000	995,259
GA Global Funding Trust†	0.80%	9/13/2024	1,081,000	1,065,381
GA Global Funding Trust†	1.95%	9/15/2028	1,330,000	1,157,179
GA Global Funding Trust†	3.85%	4/11/2025	2,033,000	1,999,161
GA Global Funding Trust†	5.50%	1/8/2029	158,000	157,411
Jackson Financial, Inc.	5.17%	6/8/2027	305,000	301,934
Jackson National Life Global Funding†	1.75%	1/12/2025	300,000	292,465

See Notes to Financial Statements.	197

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Insurance (continued)
Jackson National Life Global Funding†	5.50%		1/9/2026	$1,861,000	$1,850,090
Jackson National Life Global Funding†	5.60%		4/10/2026	436,000	434,069
Jackson National Life Global Funding†	6.506% (SOFR + 1.15%	)#	6/28/2024	562,000	562,371
Met Tower Global Funding†	5.25%		4/12/2029	264,000	263,989
Metropolitan Life Global Funding I†	4.05%		8/25/2025	847,000	833,931
Mutual of Omaha Cos Global Funding†	5.45%		12/12/2028	375,000	376,787
Mutual of Omaha Cos Global Funding†	5.80%		7/27/2026	923,000	927,620
Principal Life Global Funding II†	5.00%		1/16/2027	451,000	448,903
Principal Life Global Funding II†	5.10%		1/25/2029	1,072,000	1,062,626
RGA Global Funding†	5.448%		5/24/2029	363,000	363,285
Total					25,223,934

Internet 0.21%
Netflix, Inc.	4.875%		4/15/2028	1,000,000	991,494

Lodging 0.42%
Hyatt Hotels Corp.	1.80%		10/1/2024	218,000	215,055
Hyatt Hotels Corp.	5.75%		1/30/2027	125,000	126,144
Las Vegas Sands Corp.	2.90%		6/25/2025	846,000	819,155
Las Vegas Sands Corp.	3.50%		8/18/2026	705,000	669,972
Las Vegas Sands Corp.	5.90%		6/1/2027	181,000	181,628
Total					2,011,954

Machinery: Construction & Mining 0.46%
Weir Group PLC (United Kingdom)†(c)	2.20%		5/13/2026	2,375,000	2,223,385

Media 0.14%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15%		11/10/2026	655,000	660,220

Mining 0.86%
Anglo American Capital PLC (United Kingdom)†(c)	3.875%		3/16/2029	200,000	186,624
Anglo American Capital PLC (United Kingdom)†(c)	4.50%		3/15/2028	238,000	230,475
Glencore Funding LLC†	4.00%		4/16/2025	776,000	762,939
Glencore Funding LLC†	5.338%		4/4/2027	623,000	621,359
Glencore Funding LLC†	5.371%		4/4/2029	618,000	614,960
Newmont Corp./Newcrest Finance Pty. Ltd.†	5.30%		3/15/2026	1,731,000	1,725,856
Total					4,142,213

Oil & Gas 4.11%
Aker BP ASA (Norway)†(c)	2.00%		7/15/2026	467,000	433,434
Continental Resources, Inc.†	2.268%		11/15/2026	3,000,000	2,779,879

198	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Oil & Gas (continued)
Continental Resources, Inc.	3.80%	6/1/2024	$1,373,000	$1,373,000
Devon Energy Corp.	5.25%	10/15/2027	1,500,000	1,491,903
Diamondback Energy, Inc.	5.20%	4/18/2027	176,000	175,659
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	1,700,000	1,717,486
EQT Corp.†	3.125%	5/15/2026	729,000	693,489
EQT Corp.	3.90%	10/1/2027	594,000	566,815
EQT Corp.	6.125%	2/1/2025	969,000	970,617
HF Sinclair Corp.†	5.00%	2/1/2028	913,000	883,028
HF Sinclair Corp.†	6.375%	4/15/2027	650,000	655,120
Marathon Oil Corp.	5.30%	4/1/2029	444,000	445,324
Occidental Petroleum Corp.	5.875%	9/1/2025	1,318,000	1,318,543
Occidental Petroleum Corp.	6.375%	9/1/2028	1,500,000	1,542,711
Ovintiv, Inc.	5.375%	1/1/2026	1,300,000	1,293,762
Ovintiv, Inc.	5.65%	5/15/2025	477,000	476,609
Phillips 66 Co.	3.55%	10/1/2026	1,250,000	1,202,686
Suncor Energy, Inc. (Canada)(c)	7.875%	6/15/2026	500,000	521,569
Viper Energy, Inc.†	5.375%	11/1/2027	1,250,000	1,220,132
Total				19,761,766

Pharmaceuticals 0.44%
Bayer U.S. Finance LLC†	6.125%	11/21/2026	2,117,000	2,134,794

Pipelines 1.90%
DCP Midstream Operating LP	5.375%	7/15/2025	370,000	369,043
Enbridge, Inc. (Canada)(c)	5.90%	11/15/2026	226,000	228,491
Energy Transfer LP†	5.625%	5/1/2027	806,000	804,010
Energy Transfer LP†	6.00%	2/1/2029	546,000	549,210
EnLink Midstream Partners LP	4.15%	6/1/2025	1,234,000	1,213,750
Kinder Morgan, Inc.	5.00%	2/1/2029	550,000	541,987
ONEOK, Inc.	5.65%	11/1/2028	205,000	207,292
Plains All American Pipeline LP/PAA Finance Corp.	3.60%	11/1/2024	569,000	563,774
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%	1/15/2029	931,000	958,296
TransCanada PipeLines Ltd. (Canada)(c)	6.203%	3/9/2026	1,224,000	1,224,033
Western Midstream Operating LP	4.65%	7/1/2026	2,098,000	2,051,549
Williams Cos., Inc.	4.90%	3/15/2029	400,000	393,109
Williams Cos., Inc.	5.40%	3/2/2026	22,000	21,968
Total				9,126,512

REITS 2.02%
American Tower Corp.	1.60%	4/15/2026	1,093,000	1,017,914

See Notes to Financial Statements.	199

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
REITS (continued)
American Tower Corp.	3.65%	3/15/2027	$1,474,000	$1,410,620
Crown Castle, Inc.	3.65%	9/1/2027	361,000	342,450
Crown Castle, Inc.	4.80%	9/1/2028	206,000	201,109
Crown Castle, Inc.	5.00%	1/11/2028	205,000	201,802
GLP Capital LP/GLP Financing II, Inc.	3.35%	9/1/2024	337,000	334,700
GLP Capital LP/GLP Financing II, Inc.	5.25%	6/1/2025	350,000	347,593
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	884,000	876,299
Kite Realty Group Trust	4.00%	3/15/2025	647,000	637,190
VICI Properties LP/VICI Note Co., Inc.†	3.50%	2/15/2025	1,600,000	1,573,361
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	500,000	473,710
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	410,000	394,353
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025	1,350,000	1,332,448
VICI Properties LP/VICI Note Co., Inc.†	5.75%	2/1/2027	546,000	545,351
Total				9,688,900

Semiconductors 0.25%
Qorvo, Inc.	1.75%	12/15/2024	1,027,000	1,004,193
SK Hynix, Inc. (South Korea)†(c)	5.50%	1/16/2027	200,000	199,194
Total				1,203,387

Shipbuilding 0.24%
Huntington Ingalls Industries, Inc.	3.844%	5/1/2025	1,186,000	1,166,453

Software 0.46%
Atlassian Corp. (Australia)(c)	5.25%	5/15/2029	427,000	425,661
Oracle Corp.	2.30%	3/25/2028	358,000	322,193
Take-Two Interactive Software, Inc.	5.00%	3/28/2026	1,452,000	1,441,440
Total				2,189,294

Telecommunications 0.84%
AT&T, Inc.	5.539%	2/20/2026	984,000	984,008
NBN Co. Ltd. (Australia)†(c)	5.75%	10/6/2028	316,000	324,130
Sprint Capital Corp.	6.875%	11/15/2028	568,000	600,261
T-Mobile USA, Inc.	2.625%	4/15/2026	2,250,000	2,134,776
Total				4,043,175

Toys/Games/Hobbies 0.25%
Mattel, Inc.†	3.375%	4/1/2026	1,250,000	1,196,920

Transportation 0.03%
Ryder System, Inc.	5.30%	3/15/2027	126,000	126,267

200	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Trucking & Leasing 0.48%
GATX Corp.	5.40%		3/15/2027		$184,000	$184,048
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.20%		4/1/2027		393,000	380,071
Penske Truck Leasing Co. LP/PTL Finance Corp.†	5.35%		1/12/2027		527,000	526,012
Penske Truck Leasing Co. LP/PTL Finance Corp.†	6.05%		8/1/2028		1,011,000	1,032,404
SMBC Aviation Capital Finance DAC (Ireland)†(c)	5.45%		5/3/2028		200,000	199,295
Total						2,321,830
Total Corporate Bonds (cost $307,455,605)						307,839,097

FLOATING RATE LOANS(e) 6.84%

Aerospace/Defense 0.41%
RTX Corp. Term Loan	6.703% (3 mo. USD Term SOFR + 1.38%	)	11/6/2026		2,000,000	1,996,250

Building Materials 0.52%
Carrier Global Corp. 2023 EUR Term Loan A	6.663% (1 mo. USD Term SOFR + 1.25%	)	11/19/2024	EUR	423,506	460,961
Carrier Global Corp. 2023 EUR Term Loan B	6.663% (1 mo. USD Term SOFR + 1.25%	)	5/19/2026	EUR	762,673	832,710
Owens Corning, Inc. 2024 Term Loan	–	(g)	2/28/2025		$1,200,000	1,203,756
Total						2,497,427

Chemicals 0.25%
Celanese U.S. Holdings LLC 2022 5-Year Delayed Draw Term Loan	6.923% (1 mo. USD Term SOFR + 1.50%	)	3/18/2027		1,200,000	1,198,500

Diversified Financial Services 0.70%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	7.321% (1 mo. USD Term SOFR + 2.00%	)	6/22/2028		997,500	1,001,625
Delos Aircraft Designated Activity Co. Term Loan (Ireland)(c)	7.052% (3 mo. USD Term SOFR + 1.75%	)	10/31/2027		1,060,051	1,067,869
Intercontinental Exchange, Inc. Delayed Draw Term Loan	6.304% (1 mo. USD Term SOFR + 0.88%	)	9/5/2025		1,310,400	1,311,225
Total						3,380,719

Financial 0.42%
LPL Holdings, Inc. 2019 Term Loan B1	7.163% (1 mo. USD Term SOFR + 1.75%	)	11/12/2026		1,994,792	2,002,063

See Notes to Financial Statements.	201

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Food Service 0.25%
Mars, Inc. Term Loan	11.127% (3 mo. USD Term SOFR + 5.80%	)	7/15/2024	$1,200,000	$1,200,096

Health Care Products 0.30%
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 1	6.548% (1 mo. USD Term SOFR + 1.13%	)	9/30/2024	102,826	103,019
Solventum Corp. Delayed Draw Term Loan	–	(g)	8/15/2025	471,000	472,178
Solventum Corp. Term Loan	6.796% (1 mo. USD Term SOFR + 1.38%	)	2/16/2027	887,000	887,554
Total					1,462,751

Health Care Services 0.37%
HCA, Inc. 2021 Term Loan A	6.804% (1 mo. USD Term SOFR + 1.38%	)	6/30/2026	1,778,321	1,782,766

Health Services 0.20%
IQVIA, Inc. 2022 Term Loan A2	6.679% - 6.70% (1 mo. USD Term SOFR + 1.25% (3 mo. USD Term SOFR + 1.25%	) )	6/16/2027	960,526	958,125

Lodging 0.63%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B3	7.175% (1 mo. USD Term SOFR + 1.75%	)	6/21/2028	3,000,000	3,011,880

Media 0.37%
Charter Communications Operating LLC 2019 Term Loan B2	7.052% (1 mo. USD Term SOFR + 1.75%	)	2/1/2027	1,770,366	1,771,171

Oil & Gas 0.30%
Apache Corp. 2024 3 Year Tranche Term Loan A1	7.163% (1 mo. USD Term SOFR + 1.75%	)	1/30/2027	1,450,000	1,459,969

Real Estate Investment Trusts 0.31%
Invitation Homes Operating Partnership LP 2020 Term Loan A	6.429% (1 mo. USD Term SOFR + 1.00%	)	1/31/2025	1,476,388	1,469,006

Regional 0.19%
Seminole Tribe of Florida 2022 Term Loan A	6.452% (3 mo. USD Term SOFR + 1.00%	)	5/13/2027	916,667	905,208

Retail 0.17%
KFC Holding Co. 2021 Term Loan B	7.185% (1 mo. USD Term SOFR + 1.75%	)	3/15/2028	803,785	806,213

202	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Semiconductors 1.45%
Broadcom, Inc. 2023 Term Loan A2	6.45% (1 mo. USD Term SOFR + 1.13%	)	8/15/2025	$1,806,978	$1,797,943
Broadcom, Inc. 2023 Term Loan A3	6.579% (1 mo. USD Term SOFR + 1.25%	)	8/14/2026	1,250,000	1,243,750
Marvell Technology Group Ltd. 2020 5 Year Term Loan A	6.803% (1 mo. USD Term SOFR + 1.38%	)	12/7/2025	1,133,891	1,137,434
Microchip Technology, Inc. 2021 Term Loan A	6.554% (1 mo. USD Term SOFR + 1.13%	)	8/29/2025	2,766,000	2,769,458
Total					6,948,585
Total Floating Rate Loans (cost $32,848,633)					32,850,729

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Association Series 2014-112 Class A (Cost $6,797)	3.00%	#(h)	1/16/2048	6,729	5,913

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.65%
Angel Oak Mortgage Trust Series 2020-6 Class A1†	1.261%	#(h)	5/25/2065	63,800	56,698
BBCMS Mortgage Trust Series 2020-C7 Class A2	2.021%		4/15/2053	250,000	235,868
Benchmark Mortgage Trust Series 2021 B23 Class A2	1.62%		2/15/2054	220,000	204,363
BX Commercial Mortgage Trust Series 2020-VKNG Class A†	6.362% (1 mo. USD Term SOFR + 1.04%	)#	10/15/2037	502,813	501,757
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.708% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	575,390	576,567
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class AAB	2.944%		2/10/2048	508	506
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A2	3.788%		3/10/2051	2,848	2,843
Commercial Mortgage Pass-Through Certificates Series 2014-UBS3 Class A4	3.819%		6/10/2047	46,237	46,126
Ellington Financial Mortgage Trust Series 2020-1 Class A1†	2.006%	#(h)	5/25/2065	11,761	11,441
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2023-DNA2 Class M1A†	7.424% (30 day USD SOFR Average + 2.10%	)#	4/25/2043	744,241	760,620
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	6.274% (30 day USD SOFR Average + 0.95%	)#	12/25/2041	462,461	461,728

See Notes to Financial Statements.	203

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M1A†	6.324% (30 day USD SOFR Average + 1.00%	)#	1/25/2042	$589,651	$589,887
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	6.674% (30 day USD SOFR Average + 1.35%	)#	2/25/2044	875,262	880,955
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01 Class 1M1†	6.324% (30 day USD SOFR Average + 1.00%	)#	12/25/2041	325,471	325,849
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.73% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	408,949	421,153
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	7.824% (30 day USD SOFR Average + 2.50%	)#	4/25/2043	550,534	560,365
GCAT Trust Series 2020-NQM2 Class A1†	1.555%	(d)	4/25/2065	31,255	28,816
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.582% (1 mo. USD Term SOFR + 1.26%	)#	5/15/2026	270,000	251,482
GS Mortgage Securities Trust Series 2015-GC34 Class A4	3.506%		10/10/2048	225,000	214,861
GS Mortgage Securities Trust Series 2016-GS2 Class A4	3.05%		5/10/2049	425,000	404,450
HMH Trust Series 2017-NSS Class C†	3.787%		7/5/2031	28,000	15,528	(b)
HONO Mortgage Trust Series 2021-LULU Class A†	6.582% (1 mo. USD Term SOFR + 1.26%	)#	10/15/2036	250,000	241,733
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class A†	6.634% (1 mo. USD Term SOFR + 1.32%	)#	11/15/2035	48,000	45,748
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class A†	3.884%		1/5/2034	352,799	335,469
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	8,952	8,578
Ready Capital Mortgage Financing LLC Series 2021-FL6 Class A†	6.389% (1 mo. USD Term SOFR + 1.06%	)#	7/25/2036	169,886	168,557
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	6.317% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	520,000	516,823

204	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust Series 2020-INV1 Class A1†	2.977%	#(h)	3/25/2060	$164	$164
Vista Point Securitization Trust Series 2020-2 Class A1†	1.475%	#(h)	4/25/2065	24,734	22,585
Wells Fargo Commercial Mortgage Trust Series 2015-C26 Class AS	3.58%		2/15/2048	40,000	39,097
Total Non-Agency Commercial Mortgage-Backed Securities (cost $8,099,979)					7,930,617

U.S. TREASURY OBLIGATIONS 2.62%
U.S. Treasury Inflation-Indexed Notes(i)	0.25%		1/15/2025	2,327,753	2,284,317
U.S. Treasury Notes	4.25%		1/31/2026	2,122,200	2,098,035
U.S. Treasury Notes	4.375%		8/15/2026	8,305,000	8,227,952
Total U.S. Treasury Obligations (cost $12,600,994)					12,610,304
Total Long-Term Investments (cost $470,089,934)					470,155,000

				Principal Amount

SHORT-TERM INVESTMENTS 1.81%

COMMERCIAL PAPER 0.41%

Pharmaceuticals 0.41%
Bayer Corp.†	6.373%		7/9/2024	1,000,000	994,080
Bayer Corp.†	6.385%		7/9/2024	1,000,000	994,070
Total Commercial Paper (cost $1,987,492)					1,988,150

REPURCHASE AGREEMENTS 1.40%
Repurchase Agreement dated 5/31/2024, 2.800% due 6/3/2024 with Fixed Income Clearing Corp. collateralized by $7,415,000 of U.S. Treasury Note at 0.750% due 5/31/2026; value: $6,830,781; proceeds: $6,698,403 (cost $6,696,840)				6,696,840	6,696,840
Total Short-Term Investments (cost $8,684,332)					8,684,990
Total Investments in Securities 99.69% (cost $478,774,266)					478,839,990
Other Assets and Liabilities – Net(j) 0.31%					1,472,453
Net Assets 100.00%					$480,312,443

EUR	Euro.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

See Notes to Financial Statements.	205

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2024

†	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2024, the total value of Rule 144A securities was $226,786,611, which represents 47.22% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2024.
(a)	Securities purchased on a when-issued basis (See Note 2(j)).
(b)	Level 3 Investment as described in Note 2(u) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	Step Bond – Security with a predetermined schedule of interest rate changes.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2024.
(f)	Level 3 Investment as described in Note 2(u) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Interest Rate to be determined.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.
(j)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts and swap contracts as follows:

Centrally Cleared Interest Rate Swap Contracts at May 31, 2024:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs(1)	3.872%	12-Month USD SOFR Index	5/31/2028	$22,498,000	$394,542	(2)

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Depreciation
Goldman Sachs(1)	12-Month USD SOFR Index	4.258%	3/25/2027	$33,283,000	$(266,412	)(3)
Goldman Sachs(1)	12-Month USD SOFR Index	4.264%	3/31/2026	26,940,000		(263,035)
Goldman Sachs(1)	12-Month USD SOFR Index	4.718%	9/28/2025	32,684,000		(131,081)
Goldman Sachs(1)	12-Month USD SOFR Index	5.013%	3/7/2025	47,990,000	(108,867	)(4)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts						$(769,395)

SOFR	Secured Overnight Financing Rate.

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).
(2)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $476,999, which includes upfront payment of $(82,457). Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $266,846, which includes upfront payment of $434. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(4)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $108,656, which includes upfront payment of $(211). Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

206	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2024

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at May 31, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Goldman Sachs	2.079%	CPI Urban Consumer NSA	7/15/2024	$920,000	$9,129
Goldman Sachs	2.285%	CPI Urban Consumer NSA	7/15/2025	920,000	8,787
Goldman Sachs	2.548%	CPI Urban Consumer NSA	3/27/2025	1,800,000	17,606
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$35,522

NSA	Non-seasonally adjusted.

Futures Contracts at May 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2024	129	Short	$(13,685,783)	$(13,647,797)	$37,986

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2024	301	Long	$61,337,160	$61,314,641	$(22,519)

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$52,720,227	$1,801,350	$54,521,577
Remaining Industries	–	54,396,763	–	54,396,763
Corporate Bonds	–	307,839,097	–	307,839,097
Floating Rate Loans	–	32,850,729	–	32,850,729
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	5,913	–	5,913
Non-Agency Commercial Mortgage-Backed Securities	–	7,915,089	15,528	7,930,617
U.S. Treasury Obligations	–	12,610,304	–	12,610,304
Short-Term Investments
Commercial Paper	–	1,988,150	–	1,988,150
Repurchase Agreements	–	6,696,840	–	6,696,840
Total	$–	$477,023,112	$1,816,878	$478,839,990

See Notes to Financial Statements.	207

Schedule of Investments (unaudited)(concluded)

SHORT DURATION CORE BOND FUND May 31, 2024

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$394,542	$–	$394,542
Liabilities	–	(769,395)	–	(769,395)
Centrally Cleared CPI Swap Contracts
Assets	–	35,522	–	35,522
Liabilities	–	–	–	–
Futures Contracts
Assets	37,986	–	–	37,986
Liabilities	(22,519)	–	–	(22,519)
Total	$15,467	$(339,331)	$–	$(323,864)

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Condensed Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

208	See Notes to Financial Statements.

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
LONG-TERM INVESTMENTS 99.05%

ASSET-BACKED SECURITIES 24.22%

Automobiles 8.98%
Americredit Automobile Receivables Trust Series 2023-1 Class A2A	5.84%		10/19/2026	$51,933,834	$51,958,778
Americredit Automobile Receivables Trust Series 2023-1 Class A3	5.62%		11/18/2027	70,765,000	71,104,247
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%		12/18/2028	27,200,000	27,415,756
AmeriCredit Automobile Receivables Trust Series 2023-A2 Class A2	6.19%		4/19/2027	17,372,617	17,411,692
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A3	5.43%		1/18/2029	38,840,000	38,863,304
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A Class A†	2.36%		3/20/2026	45,121,000	44,234,837
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A Class A†	2.02%		2/20/2027	23,225,000	21,961,941
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class A†	6.424% (30 day USD SOFR Average + 1.10%	)#	12/26/2031	34,611,319	34,722,494
Capital One Prime Auto Receivables Trust Series 2022-2 Class A3	3.66%		5/17/2027	127,880,000	125,758,151
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3	4.87%		2/15/2028	70,260,000	69,731,118
CarMax Auto Owner Trust Series 2023-1 Class A3	4.75%		10/15/2027	60,370,000	59,892,093
CarMax Auto Owner Trust Series 2023-3 Class A2A	5.72%		11/16/2026	29,741,264	29,743,527
CarMax Auto Owner Trust Series 2023-3 Class A3	5.28%		5/15/2028	56,225,000	56,139,139
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%		1/16/2029	45,330,000	45,522,099
CarMax Auto Owner Trust Series 2024-2 Class A4	5.51%		11/15/2029	24,545,000	24,707,763
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%		1/10/2028	7,000,247	6,725,138
Carvana Auto Receivables Trust Series 2022-P1 Class A3	3.35%		2/10/2027	123,404,560	121,652,845
Carvana Auto Receivables Trust Series 2022-P2 Class A4	4.68%		2/10/2028	50,912,000	50,182,808
Carvana Auto Receivables Trust Series 2022-P3 Class A3	4.61%		11/10/2027	41,327,900	40,917,572
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%		5/15/2036	133,755,233	133,576,951
Citizens Auto Receivables Trust Series 2023-2 Class A2A†	6.09%		10/15/2026	42,054,642	42,127,880

See Notes to Financial Statements.	209

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Automobiles (continued)
Citizens Auto Receivables Trust Series 2024-2 Class A3†	5.33%	8/15/2028	$79,525,000	$79,450,413
CPS Auto Receivables Trust Series 2020-A Class E†	4.09%	12/15/2025	5,116,911	5,112,845
Credit Acceptance Auto Loan Trust Series 2021-3A Class A†	1.00%	5/15/2030	4,004,089	3,992,064
Enterprise Fleet Financing LLC Series 2022-3 Class A2†	4.38%	7/20/2029	24,539,438	24,281,865
Enterprise Fleet Financing LLC Series 2023-1 Class A2†	5.51%	1/22/2029	40,096,587	40,014,806
Exeter Automobile Receivables Trust Series 2021-2A Class C	0.98%	6/15/2026	2,048,698	2,043,574
Exeter Automobile Receivables Trust Series 2021-2A Class D	1.40%	4/15/2027	9,635,000	9,239,847
Exeter Automobile Receivables Trust Series 2021-3A Class E†	3.04%	12/15/2028	40,830,000	38,299,038
Exeter Automobile Receivables Trust Series 2022-3A Class B	4.86%	12/15/2026	31,088,114	31,026,317
Exeter Automobile Receivables Trust Series 2024-3 Class A2	5.82%	2/15/2027	28,322,000	28,324,124
Exeter Automobile Receivables Trust Series 2024-3 Class D	5.98%	9/16/2030	23,580,000	23,581,212
First Investors Auto Owners Trust Series 2022-2A Class A†	6.26%	7/15/2027	49,049,987	49,131,258
Ford Credit Auto Lease Trust Series 2024-A Class A3	5.06%	5/15/2027	54,845,000	54,621,764
Ford Credit Auto Owner Trust Series 2018-1 Class A†	3.19%	7/15/2031	90,978,000	89,596,172
Ford Credit Auto Owner Trust Series 2022-1 Class A†	3.88%	11/15/2034	115,555,000	111,431,339
Ford Credit Auto Owner Trust Series REV1 2021-1 Class A†	1.37%	10/17/2033	36,875,000	34,258,852
GLS Auto Receivables Issuer Trust Series 2022-3A Class A2†	4.59%	5/15/2026	2,299,870	2,297,719
GLS Auto Receivables Issuer Trust Series 2023-3A Class A2†	6.04%	3/15/2027	43,447,460	43,487,961
GM Financial Automobile Leasing Trust Series 2022-2 Class A3	3.42%	6/20/2025	13,501,586	13,479,634
GM Financial Automobile Leasing Trust Series 2023-1 Class A3	5.16%	4/20/2026	39,089,000	38,994,874
GM Financial Automobile Leasing Trust Series 2023-2 Class A3	5.05%	7/20/2026	30,855,000	30,736,680
GM Financial Automobile Leasing Trust Series 2023-3 Class A3	5.38%	11/20/2026	42,850,000	42,818,788

210	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Automobiles (continued)
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A3	4.85%	12/18/2028	$26,625,000	$26,401,228
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	120,499,000	109,456,327
Hertz Vehicle Financing LLC Series 2021-1A Class A†	1.21%	12/26/2025	91,200,000	89,674,899
Hertz Vehicle Financing LLC Series 2021-1A Class D†	3.98%	12/26/2025	20,000,000	19,665,320
Honda Auto Receivables 2024-2 Owner Series 2024-2 Class A3	5.27%	11/20/2028	63,155,000	63,159,572
Huntington Auto Trust Series 2024-1A Class A3†	5.23%	1/16/2029	69,590,000	69,416,199
Hyundai Auto Lease Securitization Trust Series 2024-A Class A3†	5.02%	3/15/2027	49,035,000	48,766,038
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3†	5.41%	5/17/2027	56,670,000	56,786,230
LAD Auto Receivables Trust Series 2023-1A Class A2†	5.68%	10/15/2026	17,127,762	17,117,625
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3	5.32%	1/18/2028	46,955,000	46,977,989
NextGear Floorplan Master Owner Trust Series 2023-1A Class A2†	5.74%	3/15/2028	93,705,000	94,038,693
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%	3/15/2028	39,778,000	40,114,796
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%	7/14/2028	72,249,893	69,916,735
Prestige Auto Receivables Trust Series 2022-1A Class A3†	6.09%	5/15/2026	12,012,094	12,016,457
Santander Drive Auto Receivables Trust Series 2022-6 Class B	4.72%	6/15/2027	7,500,000	7,444,194
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%	11/15/2028	5,600,000	5,545,868
Santander Drive Auto Receivables Trust Series 2023-3 Class A3	5.61%	10/15/2027	41,800,000	41,768,884
Santander Drive Auto Receivables Trust Series 2024-1 Class A2	5.71%	2/16/2027	68,030,334	68,040,810
Santander Drive Auto Receivables Trust Series 2024-2 Class A3	5.63%	11/15/2028	77,430,000	77,480,260
SBNA Auto Lease Trust Series 2023-A Class A3†	6.51%	4/20/2027	106,755,000	107,956,741
Sbna Auto Lease Trust Series 2024 Class A3†	5.56%	11/22/2027	65,700,000	65,743,434
SBNA Auto Lease Trust Series 2024-A Class A3†	5.39%	11/20/2026	63,090,000	62,957,208

See Notes to Financial Statements.	211

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Automobiles (continued)
SBNA Auto Lease Trust Series 2024-B Class A2†	5.67%		11/20/2026	$51,760,000	$51,802,925
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3†	5.47%		10/20/2028	44,841,000	44,858,192
SFS Auto Receivables Securitization Trust Series 2024-1 Class A3†	4.95%		5/21/2029	28,836,000	28,587,373
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3†	5.33%		11/20/2029	39,730,000	39,674,591
Tesla Auto Lease Trust Series 2023-A Class A3†	5.89%		6/22/2026	57,485,000	57,571,452
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A†	1.35%		5/25/2033	29,655,000	28,472,311
Tricolor Auto Securitization Trust Series 2023-1A Class A†	6.48%		8/17/2026	6,008,684	6,010,523
Volkswagen Auto Lease Trust Series 2024-A Class A3	5.21%		6/21/2027	77,510,000	77,358,856
Westlake Automobile Receivables Trust Series 2021-2A Class C†	0.89%		7/15/2026	23,981,623	23,771,750
Westlake Automobile Receivables Trust Series 2022-2A Class A2A†	5.87%		7/15/2026	54,406,766	54,394,231
Westlake Automobile Receivables Trust Series 2022-2A Class B†	6.14%		3/15/2028	35,330,000	35,437,333
Westlake Automobile Receivables Trust Series 2022-2A Class C†	4.85%		9/15/2027	23,985,000	23,756,855
Westlake Automobile Receivables Trust Series 2023-1A Class A2A†	5.51%		6/15/2026	28,086,166	28,074,134
Westlake Automobile Receivables Trust Series 2023-3A Class A2A†	5.96%		10/15/2026	110,755,371	110,847,708
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%		2/15/2028	72,105,000	71,975,795
Total					3,793,610,815

Credit Card 1.79%
American Express Credit Account Master Trust Series 2024-1 Class A	5.23%		4/16/2029	114,965,000	115,612,667
American Express Credit Account Master Trust Series 2024-2 Class A	5.24%		4/15/2031	41,125,000	41,674,348
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A	3.49%		5/15/2027	95,035,000	93,290,480
Citibank Credit Card Issuance Trust Series 2017-A6 Class A6	6.204% (1 mo. USD Term SOFR + 0.88%	)#	5/14/2029	26,080,000	26,395,617
Discover Card Execution Note Trust Series 2022-A3 Class A3	3.56%		7/15/2027	103,286,000	101,199,261

212	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Credit Card (continued)
Discover Card Execution Note Trust Series 2022-A4 Class A	5.03%		10/15/2027	$63,165,000	$62,863,078
Discover Card Execution Note Trust Series 2023-A2 Class A	4.93%		6/15/2028	139,970,000	139,168,224
Perimeter Master Note Business Trust Series 2021-1A Class A†	3.19%		12/15/2026	46,000,000	43,241,569
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%		7/15/2029	70,348,000	70,601,844
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47%		2/17/2031	61,745,000	61,898,313
Total					755,945,401

Other 12.80%
ACAM Ltd. Series 2019-FL1 Class AS†	7.184% (1 mo. USD Term SOFR + 1.86%	)#	11/17/2034	23,393,635	23,208,754
ACREC Ltd. Series 2021-FL1 Class A†	6.585% (1 mo. USD Term SOFR + 1.26%	)#	10/16/2036	43,028,672	42,634,349
Affirm Asset Securitization Trust Series 2022-X1 Class A†	1.75%		2/15/2027	1,536,084	1,521,423
Affirm Asset Securitization Trust Series 2023-B Class 1A†	6.82%		9/15/2028	69,455,000	70,366,430
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	70,370,000	71,293,437
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	32,865,000	32,720,443
AMMC CLO 23 Ltd. Series 2020-23A Class A1R2†	6.745% (3 mo. USD Term SOFR + 1.42%	)#	4/17/2035	118,500,000	119,121,965
Anchorage Capital CLO 3-R Ltd. Series 2014-3RA Class A†	6.637% (3 mo. USD Term SOFR + 1.31%	)#	1/28/2031	16,294,566	16,322,820
Apidos CLO XXII Ltd. Series 2015-22A Class A1R†	6.646% (3 mo. USD Term SOFR + 1.32%	)#	4/20/2031	59,713,305	59,843,773
Apidos CLO XXXI Ltd. Series 2019-31A Class A1R†	6.69% (3 mo. USD Term SOFR + 1.36%	)#	4/15/2031	86,400,000	86,572,282
Apidos Loan Fund Ltd. Series 2024-1A Class A1†	6.59% (3 mo. USD Term SOFR + 1.27%	)#	4/25/2035	73,900,000	73,900,520
Aqua Finance Trust Series 2019-A Class A†	3.14%		7/16/2040	7,681,954	7,238,669
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	50,704,746	45,419,937
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2 Class A†	6.531% (1 mo. USD Term SOFR + 1.21%	)#	5/15/2036	20,648,999	20,613,380

See Notes to Financial Statements.	213

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Other (continued)
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	6.501% (1 mo. USD Term SOFR + 1.18%	)#	8/15/2034	$37,637,260	$37,484,377
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	6.781% (1 mo. USD Term SOFR + 1.46%	)#	11/15/2036	80,447,500	80,183,552
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	6.774% (30 day USD SOFR Average + 1.45%	)#	1/15/2037	68,450,000	68,073,525
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL2 Class A†	7.167% (1 mo. USD Term SOFR + 1.85%	)#	5/15/2037	50,730,000	50,793,412
ARES L CLO Ltd. Series 2018-50A Class AR†	6.64% (3 mo. USD Term SOFR + 1.31%	)#	1/15/2032	110,727,017	110,934,539
Ballyrock CLO Ltd. Series 2019-1A Class A1R†	6.62% (3 mo. USD Term SOFR + 1.29%	)#	7/15/2032	100,000,000	100,268,152
Ballyrock CLO Ltd. Series 2019-2A Class A1RR†	6.719% (3 mo. USD Term SOFR + 1.40%	)#	2/20/2036	9,000,000	9,011,129
Barings CLO Ltd. Series 2019-3A Class A1R†	6.656% (3 mo. USD Term SOFR + 1.33%	)#	4/20/2031	7,210,000	7,224,649
Barings CLO Ltd. Series 2020-2A Class AR†	6.60% (3 mo. USD Term SOFR + 1.27%	)#	10/15/2033	8,372,451	8,392,059
Barings Loan Partners CLO Ltd. Series LP-3A Class AR†	6.845% (3 mo. USD Term SOFR + 1.52%	)#	7/20/2033	65,450,000	65,540,473
BDS Ltd. Series 2021-FL7 Class A†	6.505% (1 mo. USD Term SOFR + 1.18%	)#	6/16/2036	29,006,382	28,915,737
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class AR4†	6.671% (3 mo. USD Term SOFR + 1.35%	)#	4/20/2034	74,180,000	74,328,361
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA Class A1A†(a)	6.676% (3 mo. USD Term SOFR + 1.35%	)#	4/20/2031	33,635,980	33,635,980
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	6.566% (3 mo. USD Term SOFR + 1.24%	)#	7/20/2029	49,419,684	49,479,425
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	6.751% (1 mo. USD Term SOFR + 1.43%	)#	12/15/2038	45,513,431	45,372,146
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	6.566% (3 mo. USD Term SOFR + 1.24%	)#	7/20/2031	62,151,825	62,245,053

214	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Other (continued)
Carlyle Global Market Strategies CLO Ltd. Series 2015-4A Class A1JR†	6.875% (3 mo. USD Term SOFR + 1.55%	)#	7/20/2032		$8,000,000	$8,000,280
Carlyle U.S. CLO Ltd. Series 2017-2A Class A1R†	6.636% (3 mo. USD Term SOFR + 1.31%	)#	7/20/2031		43,770,902	43,825,616
Carlyle U.S. CLO Ltd. Series 2019-1A Class A1AR†	6.666% (3 mo. USD Term SOFR + 1.34%	)#	4/20/2031		107,000,000	107,285,152
Cedar Funding X CLO Ltd. Series 2019-10A Class AR†	6.686% (3 mo. USD Term SOFR + 1.36%	)#	10/20/2032		10,610,000	10,632,316
Cedar Funding XIV CLO Ltd. Series 2021-14A Class A†	6.69% (3 mo. USD Term SOFR + 1.36%	)#	7/15/2033		96,630,000	96,825,419
CIFC Funding Ltd. Series 2013-2A Class A1L2†	6.589% (3 mo. USD Term SOFR + 1.26%	)#	10/18/2030		30,586,246	30,642,141
CIFC Funding Ltd. Series 2021-4A Class A†	6.64% (3 mo. USD Term SOFR + 1.31%	)#	7/15/2033		46,100,000	46,195,100
CNH Equipment Trust Series 2022-B Class A2	3.94%		12/15/2025		2,433,899	2,431,977
Dell Equipment Finance Trust Series 2023-2 Class A2†	5.84%		1/22/2029		11,650,744	11,659,249
Dell Equipment Finance Trust Series 2024-1 Class A2†	5.58%		3/22/2030		56,075,000	56,141,006
Dryden 113 CLO Ltd. Series 2022-113A Class A1R†	6.955% (3 mo. USD Term SOFR + 1.63%	)#	10/20/2035		42,490,000	42,705,146
Dryden 55 CLO Ltd. Series 2018-55A Class A1†	6.61% (3 mo. USD Term SOFR + 1.28%	)#	4/15/2031		18,296,677	18,337,553
Dryden CLO Ltd. Series 2019-72A Class AR†	6.664% (3 mo. USD Term SOFR + 1.34%	)#	5/15/2032		61,070,000	61,213,157
Dryden Senior Loan Fund Series 2017-47A Class A1R†	6.57% (3 mo. USD Term SOFR + 1.24%	)#	4/15/2028		30,826,184	30,879,900
Elmwood CLO Ltd. Series 2022-5A Class AR†	6.967% (3 mo. USD Term SOFR + 1.65%	)#	7/17/2033		68,650,000	68,867,848
Elmwood CLO VII Ltd. Series 2020-4A Class AR†	6.947% (3 mo. USD Term SOFR + 1.63%	)#	1/17/2034		67,120,000	67,379,205
Elmwood CLO X Ltd. Series 2021-3A Class A1R†	6.595% (3 mo. USD Term SOFR + 1.27%	)#	7/20/2037		107,000,000	107,614,751
Fairstone Financial Issuance Trust I Series 2020-1A Class A†	2.509%		10/20/2039	CAD	18,801,935	13,501,761
Galaxy XIX CLO Ltd. Series 2015-19A Class A1RR†	6.535% (3 mo. USD Term SOFR + 1.21%	)#	7/24/2030		$22,059,726	22,108,124

See Notes to Financial Statements.	215

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Other (continued)
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	6.451% (1 mo. USD Term SOFR + 1.13%	)#	7/15/2039	$67,520,000	$67,393,400
Greywolf CLO VII Ltd. Series 2018-2A Class A1†	6.765% (3 mo. USD Term SOFR + 1.44%	)#	10/20/2031	31,981,415	32,048,642
Halcyon Loan Advisors Funding Ltd. Series 2017-2A Class A2†	7.279% (3 mo. USD Term SOFR + 1.96%	)#	1/17/2030	23,027,000	23,115,108
HGI CRE CLO Ltd. Series 2021-FL2 Class A†	6.434% (1 mo. USD Term SOFR + 1.11%	)#	9/17/2036	14,422,626	14,326,281
KKR CLO 24 Ltd. Series 24 Class A1R†	6.666% (3 mo. USD Term SOFR + 1.34%	)#	4/20/2032	130,540,000	130,813,407
KKR CLO 30 Ltd. Series 30A Class A1R†	6.599% (3 mo. USD Term SOFR + 1.28%	)#	10/17/2031	16,975,253	16,993,949
KKR CLO 40 Ltd. Series 40A Class AR†	6.643% (3 mo. USD Term SOFR + 1.30%	)#	10/20/2034	116,335,000	116,335,000
KREF Ltd. Series 2021-FL2 Class A†	6.505% (1 mo. USD Term SOFR + 1.18%	)#	2/15/2039	32,334,448	31,728,177
LCM XXII Ltd. Series 22A Class A1R†	6.746% (3 mo. USD Term SOFR + 1.42%	)#	10/20/2028	1,647,993	1,650,942
Lendmark Funding Trust Series 2021-1A Class A†	5.12%		7/20/2032	82,215,000	81,366,336
Lendmark Funding Trust Series 2021-2A Class A†	2.00%		4/20/2032	137,050,000	123,986,654
Lendmark Funding Trust Series 2023-1A Class A†	5.59%		5/20/2033	36,700,000	36,608,228
Lendmark Funding Trust Series 2024-1A Class A†	5.53%		6/21/2032	29,550,000	29,571,595
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.874% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	49,480,446	49,418,596
Madison Park Funding XIV Ltd. Series 2014-14A Class BR3†	7.125% (3 mo. USD Term SOFR + 1.80%	)#	10/22/2030	47,090,000	47,139,714
Madison Park Funding XVII Ltd. Series 2015-17A Class AR2†	6.586% (3 mo. USD Term SOFR + 1.26%	)#	7/21/2030	38,573,077	38,671,666
Magnetite XXII Ltd. Series 2019-22A Class AR†	6.65% (3 mo. USD Term SOFR + 1.32%	)#	4/15/2031	47,750,000	47,884,981
Magnetite Xxix Ltd. Series 2021-29A Class A†	6.58% (3 mo. USD Term SOFR + 1.25%	)#	1/15/2034	76,461,120	76,667,072
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	64,135,000	58,180,200
MF1 LLC Series 2022-FL9 Class A†	7.47% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	44,630,000	44,810,752
MF1 Ltd. Series 2021-FL6 Class AS†	6.885% (1 mo. USD Term SOFR + 1.56%	)#	7/16/2036	19,790,000	19,486,966

216	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Other (continued)
MF1 Ltd. Series 2021-FL7 Class A†	6.515% (1 mo. USD Term SOFR + 1.19%	)#	10/16/2036	$38,720,458	$38,551,056
Mountain View CLO LLC Series 2017-1A Class AR†	6.679% (3 mo. USD Term SOFR + 1.35%	)#	10/16/2029	8,997,330	9,006,646
Mountain View CLO LLC Series 2017-1A Class BR†	7.339% (3 mo. USD Term SOFR + 2.01%	)#	10/16/2029	36,501,623	36,632,605
Newark BSL CLO 1 Ltd. Series 2016-1A Class A1R†	6.687% (3 mo. USD Term SOFR + 1.36%	)#	12/21/2029	41,541,561	41,634,431
Newark BSL CLO 2 Ltd. Series 2017-1A Class A1R†	6.555% (3 mo. USD Term SOFR + 1.23%	)#	7/25/2030	38,111,972	38,209,819
OCP CLO Ltd. Series 2016-11A Class A1R2†	6.741% (3 mo. USD Term SOFR + 1.42%	)#	4/26/2036	69,640,000	69,943,064
OCP CLO Ltd. Series 2019-17A Class A1R†	6.626% (3 mo. USD Term SOFR + 1.30%	)#	7/20/2032	122,730,000	123,070,696
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R†	6.586% (3 mo. USD Term SOFR + 1.26%	)#	3/17/2030	26,298,820	26,346,067
Octagon Investment Partners 32 Ltd. Series 2017-1A Class A1R†	6.54% (3 mo. USD Term SOFR + 1.21%	)#	7/15/2029	66,749,637	66,883,294
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.54% (3 mo. USD Term SOFR + 1.21%	)#	7/15/2029	13,864,354	13,881,685
Octagon Investment Partners XXI Ltd. Series 2014-1A Class AAR3†	6.584% (3 mo. USD Term SOFR + 1.26%	)#	2/14/2031	70,198,302	70,361,008
OneMain Financial Issuance Trust Series 2018-2A Class A†	3.57%		3/14/2033	1,120,870	1,117,477
OneMain Financial Issuance Trust Series 2019-2A Class A†	3.14%		10/14/2036	75,865,000	71,273,066
OneMain Financial Issuance Trust Series 2020-2A Class C†	2.76%		9/14/2035	14,375,000	12,887,840
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	18,050,000	16,373,411
OneMain Financial Issuance Trust Series 2021-3A Class A†	5.94%		5/15/2034	105,705,000	105,998,247
Pagaya AI Debt Trust Series 2022-1 Class A†	2.03%		10/15/2029	14,863,199	14,773,105
Perimeter Master Note Business Trust	2.13%		5/15/2027	90,000,000	87,331,534
PFS Financing Corp. Series 2023-A Class A†	5.80%		3/15/2028	90,750,000	91,230,167
PFS Financing Corp. Series 2024-D Class A†	5.34%		4/16/2029	45,350,000	45,395,640
Planet Fitness Master Issuer LLC Series 2018-1A Class A2II†	4.666%		9/5/2048	17,916,255	17,573,791

See Notes to Financial Statements.	217

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Other (continued)
Prima Capital CRE Securitization Ltd. Series 2013-3A Class C†	5.00%		10/24/2035	$35,011,000	$34,614,325	(b)
Rad CLO 2 Ltd. Series 2018-2A Class AR†	6.67% (3 mo. USD Term SOFR + 1.34%	)#	10/15/2031	74,615,662	74,687,935
Rad CLO 7 Ltd. Series 2020-7A Class A1R†	6.667% (3 mo. USD Term SOFR + 1.35%	)#	4/17/2036	77,000,000	77,557,645
Romark CLO Ltd. Series 2017-1A Class A1R†	6.618% (3 mo. USD Term SOFR + 1.29%	)#	10/23/2030	36,337,700	36,422,815
RR 8 Ltd. Series 2020-8A Class A1R†	6.675% (3 mo. USD Term SOFR + 1.35%	)#	7/15/2037	87,225,000	87,225,000
RR Ltd. Series 2022-24A Class A1AR†	7.059% (3 mo. USD Term SOFR + 1.73%	)#	1/15/2036	111,610,000	112,157,521
SCF Equipment Leasing LLC Series 2021-1A Class A3†	0.83%		8/21/2028	16,238,033	16,099,547
SCF Equipment Leasing LLC Series 2021-1A Class B†	1.37%		8/20/2029	14,900,000	14,404,410
SCF Equipment Leasing LLC Series 2022-1A Class A3†	2.92%		7/20/2029	71,568,409	70,454,182
SCF Equipment Leasing LLC Series 2022-1A Class B†	3.22%		10/21/2030	45,560,000	43,790,577
Sycamore Tree CLO Ltd. Series 2024-5A Class A1†	6.743% (3 mo. USD Term SOFR + 1.42%	)#	4/20/2036	71,860,000	72,405,478
TCI-Flatiron CLO Ltd. Series 2017-1A Class AR†	6.551% (3 mo. USD Term SOFR + 1.22%	)#	11/18/2030	9,493,960	9,513,914
TCI-Flatiron CLO Ltd. Series 2018-1A Class ANR†	6.647% (3 mo. USD Term SOFR + 1.32%	)#	1/29/2032	27,362,787	27,432,957
Valley Stream Park CLO Ltd. Series 2022-1A Class AR†	6.955% (3 mo. USD Term SOFR + 1.63%	)#	10/20/2034	112,700,000	113,076,222
Venture 33 CLO Ltd. Series 2018-33A Class A1LR†	6.65% (3 mo. USD Term SOFR + 1.32%	)#	7/15/2031	63,212,966	63,271,133
Verde CLO Ltd. Series 2019-1A Class AR†	6.69% (3 mo. USD Term SOFR + 1.36%	)#	4/15/2032	19,355,000	19,392,228
Verizon Master Trust Series 2024-2 Class A†	4.83%		12/22/2031	77,880,000	76,866,407
Wind River CLO Ltd. Series 2013-1A Class A1RR†	6.566% (3 mo. USD Term SOFR + 1.24%	)#	7/20/2030	18,113,996	18,151,074
Total					5,403,102,137

Rec Vehicle Loan 0.17%
Octane Receivables Trust Series 2021-1A Class A†	0.93%		3/22/2027	2,209,609	2,195,347
Octane Receivables Trust Series 2022-1A Class A2†	4.18%		3/20/2028	25,311,246	25,121,331

218	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Rec Vehicle Loan (continued)
Octane Receivables Trust Series 2022-2A Class A†	5.11%	2/22/2028	$21,998,069	$21,905,035
Octane Receivables Trust Series 2023-1A Class A†	5.87%	5/21/2029	21,330,672	21,338,127
Total				70,559,840

Student Loan 0.48%
Navient Private Education Refi Loan Trust Series 2020-FA Class A†	1.22%	7/15/2069	31,518,686	28,472,465
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%	10/15/2069	85,257,480	74,789,054
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%	7/15/2070	81,101,187	71,265,770
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%	4/20/2062	31,644,274	28,572,966
Total				203,100,255
Total Asset-Backed Securities (cost $10,323,357,910)				10,226,318,448

CORPORATE BONDS 57.74%

Aerospace/Defense 1.29%
BAE Systems PLC (United Kingdom)†(c)	5.00%	3/26/2027	27,519,000	27,278,968
BAE Systems PLC (United Kingdom)†(c)	5.125%	3/26/2029	20,503,000	20,348,607
Boeing Co.	2.196%	2/4/2026	76,341,000	71,678,040
Boeing Co.	2.25%	6/15/2026	10,368,000	9,626,626
Boeing Co.	3.20%	3/1/2029	41,998,000	36,933,535
Boeing Co.	4.875%	5/1/2025	37,083,000	36,695,496
Boeing Co.†	6.259%	5/1/2027	40,012,000	40,287,595
Boeing Co.†	6.298%	5/1/2029	63,282,000	63,823,615
Bombardier, Inc. (Canada)†(c)	7.125%	6/15/2026	5,644,000	5,739,193
Bombardier, Inc. (Canada)†(c)	7.875%	4/15/2027	50,124,000	50,208,359
F-Brasile SpA/F-Brasile U.S. LLC (Italy)†(c)	7.375%	8/15/2026	50,888,000	50,951,355
HEICO Corp.	5.25%	8/1/2028	22,984,000	22,930,685
Rolls-Royce PLC (United Kingdom)†(c)	3.625%	10/14/2025	11,568,000	11,206,957
Rolls-Royce PLC (United Kingdom)†(c)	5.75%	10/15/2027	16,832,000	16,835,934
Triumph Group, Inc.†	9.00%	3/15/2028	75,774,000	78,316,596
Total				542,861,561

Agriculture 1.32%
BAT Capital Corp.	2.259%	3/25/2028	20,595,000	18,379,965
BAT Capital Corp.	2.789%	9/6/2024	27,255,000	27,036,997
BAT Capital Corp.	3.222%	8/15/2024	73,685,000	73,298,731
BAT Capital Corp.	3.557%	8/15/2027	5,439,000	5,154,359

See Notes to Financial Statements.	219

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Agriculture (continued)
BAT International Finance PLC (United Kingdom)(c)	5.931%	2/2/2029	$41,587,000	$42,499,159
Imperial Brands Finance PLC (United Kingdom)†(c)	3.125%	7/26/2024	129,516,000	128,997,910
Imperial Brands Finance PLC (United Kingdom)†(c)	3.50%	7/26/2026	8,800,000	8,418,493
Imperial Brands Finance PLC (United Kingdom)†(c)	6.125%	7/27/2027	130,231,000	132,288,406
Reynolds American, Inc.	4.45%	6/12/2025	40,073,000	39,590,473
Viterra Finance BV (Netherlands)†(c)	2.00%	4/21/2026	47,780,000	44,520,853
Viterra Finance BV (Netherlands)†(c)	4.90%	4/21/2027	36,422,000	35,790,082
Total				555,975,428

Airlines 0.23%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027	48,328,795	48,405,252
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%	4/15/2029	46,822,092	46,899,667
Total				95,304,919

Apparel 0.26%
PVH Corp.	4.625%	7/10/2025	19,872,000	19,594,094
Tapestry, Inc.	7.00%	11/27/2026	75,134,000	77,167,711
Tapestry, Inc.	7.35%	11/27/2028	11,557,000	11,974,162
Total				108,735,967

Auto Manufacturers 3.24%
Ford Motor Credit Co. LLC	2.30%	2/10/2025	45,441,000	44,327,566
Ford Motor Credit Co. LLC	3.375%	11/13/2025	90,599,000	87,504,067
Ford Motor Credit Co. LLC	3.664%	9/8/2024	8,046,000	7,997,918
Ford Motor Credit Co. LLC	4.063%	11/1/2024	18,729,000	18,578,606
Ford Motor Credit Co. LLC	4.389%	1/8/2026	10,224,000	9,991,554
Ford Motor Credit Co. LLC	4.687%	6/9/2025	10,043,000	9,936,974
Ford Motor Credit Co. LLC	5.125%	6/16/2025	25,607,000	25,421,115
Ford Motor Credit Co. LLC	5.80%	3/8/2029	64,650,000	64,303,628
Ford Motor Credit Co. LLC	5.85%	5/17/2027	39,899,000	39,888,553
General Motors Co.	6.125%	10/1/2025	43,531,000	43,755,166
General Motors Financial Co., Inc.	2.75%	6/20/2025	74,459,000	72,226,878
General Motors Financial Co., Inc.	4.35%	1/17/2027	19,511,000	19,011,597
General Motors Financial Co., Inc.	5.40%	4/6/2026	29,734,000	29,646,019
General Motors Financial Co., Inc.	5.40%	5/8/2027	35,422,000	35,370,680
General Motors Financial Co., Inc.	5.55%	7/15/2029	32,397,000	32,265,631
Hyundai Capital America†	0.875%	6/14/2024	84,025,000	83,897,989
Hyundai Capital America†	1.00%	9/17/2024	24,328,000	23,986,211

220	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Auto Manufacturers (continued)
Hyundai Capital America†	1.30%		1/8/2026	$39,188,000	$36,600,491
Hyundai Capital America†	1.50%		6/15/2026	47,772,000	43,977,627
Hyundai Capital America†	1.80%		10/15/2025	10,345,000	9,817,701
Hyundai Capital America†	2.00%		6/15/2028	42,180,000	36,908,045
Hyundai Capital America†	5.25%		1/8/2027	40,238,000	39,996,735
Hyundai Capital America†	5.30%		1/8/2029	23,600,000	23,416,804
Hyundai Capital America†	5.50%		3/30/2026	46,107,000	46,026,445
Hyundai Capital America†	5.65%		6/26/2026	46,778,000	46,798,415
Hyundai Capital America†	5.875%		4/7/2025	13,781,000	13,788,281
Hyundai Capital America†	5.95%		9/21/2026	48,250,000	48,583,110
Hyundai Capital America†	6.10%		9/21/2028	35,000,000	35,760,920
Hyundai Capital America†	6.25%		11/3/2025	20,000,000	20,136,766
Nissan Motor Acceptance Co. LLC†	1.85%		9/16/2026	18,061,000	16,448,514
Nissan Motor Acceptance Co. LLC†	2.00%		3/9/2026	31,586,000	29,444,380
Nissan Motor Acceptance Co. LLC†	2.45%		9/15/2028	10,055,000	8,684,150
Nissan Motor Acceptance Co. LLC†	2.75%		3/9/2028	9,541,000	8,461,350
Nissan Motor Co. Ltd. (Japan)†(c)	4.345%		9/17/2027	6,877,000	6,531,410
Volkswagen Group of America Finance LLC†	5.40%		3/20/2026	61,340,000	61,148,668
Volkswagen Group of America Finance LLC†	5.70%		9/12/2026	63,166,000	63,350,399
Volkswagen Group of America Finance LLC†	5.80%		9/12/2025	79,849,000	80,000,058
Volkswagen Group of America Finance LLC†	6.00%		11/16/2026	43,388,000	43,943,011
Total					1,367,933,432

Auto Parts & Equipment 0.34%
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%		5/15/2027	33,811,000	34,091,056
Goodyear Tire & Rubber Co.	9.50%		5/31/2025	28,083,000	28,172,276
ZF North America Capital, Inc.†	4.75%		4/29/2025	37,652,000	37,112,009
ZF North America Capital, Inc.†	6.875%		4/14/2028	44,012,000	44,815,791
Total					144,191,132

Banks 18.74%
ABN AMRO Bank NV (Netherlands)†(c)	4.75%		7/28/2025	91,639,000	90,286,905
ABN AMRO Bank NV (Netherlands)†(c)	4.80%		4/18/2026	48,000,000	47,063,923
ABN AMRO Bank NV (Netherlands)†(c)	6.339% (1 yr. CMT + 1.65%	)#	9/18/2027	30,400,000	30,775,869
AIB Group PLC (Ireland)†(c)	6.608% (SOFR + 2.33%	)#	9/13/2029	57,264,000	58,900,976
Australia & New Zealand Banking Group Ltd. (Australia)†(c)	4.40%		5/19/2026	25,108,000	24,525,509
Banco Bilbao Vizcaya Argentaria SA (Spain)(c)	5.381%		3/13/2029	47,200,000	47,284,874
Bank of America Corp.	1.197% (SOFR + 1.01%	)#	10/24/2026	131,403,000	123,627,752

See Notes to Financial Statements.	221

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Banks (continued)
Bank of America Corp.	1.319% (SOFR + 1.15%	)#	6/19/2026	$81,286,000	$77,648,330
Bank of America Corp.	1.53% (SOFR + 0.65%	)#	12/6/2025	40,584,000	39,715,359
Bank of America Corp.	1.734% (SOFR + 0.96%	)#	7/22/2027	30,964,000	28,598,269
Bank of America Corp.	3.093% (3 mo. USD Term SOFR + 1.35%	)#	10/1/2025	51,089,000	50,625,440
Bank of America Corp.	3.366% (3 mo. USD Term SOFR + 1.07%	)#	1/23/2026	100,819,000	99,297,476
Bank of America Corp.	3.384% (SOFR + 1.33%	)#	4/2/2026	166,560,000	163,327,525
Bank of America Corp.	3.95%		4/21/2025	54,676,000	53,854,800
Bank of America Corp.	4.948% (SOFR + 2.04%	)#	7/22/2028	77,426,000	76,555,694
Bank of Ireland Group PLC (Ireland)†(c)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	139,211,000	128,086,781
Bank of Ireland Group PLC (Ireland)†(c)	5.601% (SOFR + 1.62%	)#	3/20/2030	55,106,000	54,721,523
Bank of Ireland Group PLC (Ireland)†(c)	6.253% (1 yr. CMT + 2.65%	)#	9/16/2026	31,316,000	31,472,142
Bank of Montreal (Canada)(c)	5.266%		12/11/2026	16,064,000	16,039,753
Bank of Nova Scotia (Canada)(c)	5.35%		12/7/2026	12,534,000	12,530,169
BankUnited, Inc.	4.875%		11/17/2025	66,202,000	64,758,565
Barclays PLC (United Kingdom)(c)	2.852% (SOFR + 2.71%	)#	5/7/2026	71,023,000	69,140,712
Barclays PLC (United Kingdom)(c)	4.836%		5/9/2028	10,192,000	9,842,951
Barclays PLC (United Kingdom)(c)	5.20%		5/12/2026	93,499,000	92,367,747
Barclays PLC (United Kingdom)(c)	5.829% (SOFR + 2.21%	)#	5/9/2027	77,116,000	77,170,660
Barclays PLC (United Kingdom)(c)	6.496% (SOFR + 1.88%	)#	9/13/2027	69,331,000	70,498,509
Barclays PLC (United Kingdom)(c)	7.325% (1 yr. CMT + 3.05%	)#	11/2/2026	33,243,000	33,893,178
Barclays PLC (United Kingdom)(c)	7.385% (1 yr. CMT + 3.30%	)#	11/2/2028	30,351,000	31,965,693
BNP Paribas SA (France)†(c)	1.323% (SOFR + 1.00%	)#	1/13/2027	17,024,000	15,882,720
BNP Paribas SA (France)†(c)	1.904% (SOFR + 1.61%	)#	9/30/2028	36,783,389	32,796,127
BNP Paribas SA (France)†(c)	2.219% (SOFR + 2.07%	)#	6/9/2026	17,065,000	16,469,966
BNP Paribas SA (France)†(c)	2.591% (SOFR + 1.23%	)#	1/20/2028	168,306,000	156,011,137
BNP Paribas SA (France)†(c)	2.819% (3 mo. USD Term SOFR + 1.37%	)#	11/19/2025	69,838,000	68,868,068
BNP Paribas SA (France)†(c)	4.375%		5/12/2026	11,186,000	10,898,171
BNP Paribas SA (France)†(c)	5.125% (1 yr. CMT + 1.45%	)#	1/13/2029	21,304,000	21,180,777
BNP Paribas SA (France)†(c)	5.497% (SOFR + 1.59%	)#	5/20/2030	44,904,000	44,734,818
BPCE SA (France)†(c)	4.50%		3/15/2025	53,678,000	52,995,559
BPCE SA (France)†(c)	4.875%		4/1/2026	22,232,000	21,828,079

222	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Banks (continued)
BPCE SA (France)†(c)	5.15%		7/21/2024	$5,000,000	$4,990,657
BPCE SA (France)†(c)	5.716% (1 yr. CMT + 1.96%	)#	1/18/2030	28,760,000	28,759,035
BPCE SA (France)†(c)	5.975% (SOFR + 2.10%	)#	1/18/2027	58,362,000	58,549,560
CaixaBank SA (Spain)†(c)	5.673% (SOFR + 1.78%	)#	3/15/2030	24,491,000	24,408,567
Canadian Imperial Bank of Commerce (Canada)(c)	5.001%		4/28/2028	42,339,000	41,967,611
Citigroup, Inc.	3.106% (SOFR + 2.84%	)#	4/8/2026	261,002,000	255,314,017
Citigroup, Inc.	3.29% (SOFR + 1.53%	)#	3/17/2026	15,948,000	15,641,389
Citigroup, Inc.	3.875%		3/26/2025	33,016,000	32,527,201
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	17,272,000	16,641,817
Citigroup, Inc.	4.40%		6/10/2025	170,806,000	168,654,000
Citigroup, Inc.	5.174% (SOFR + 1.36%	)#	2/13/2030	79,375,000	78,631,779
Citigroup, Inc.	5.50%		9/13/2025	12,565,000	12,557,355
Citigroup, Inc.	5.61% (SOFR + 1.55%	)#	9/29/2026	12,000,000	11,998,863
Citizens Bank NA	4.575% (SOFR + 2.00%	)#	8/9/2028	71,051,000	68,326,814
Citizens Bank NA	6.064% (SOFR + 1.45%	)#	10/24/2025	78,163,000	78,195,438
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030	27,294,000	27,131,813
Credit Agricole SA (France)†(c)	4.375%		3/17/2025	89,787,000	88,528,992
Credit Suisse AG	2.95%		4/9/2025	10,000,000	9,774,798
Credit Suisse AG	3.625%		9/9/2024	8,088,000	8,043,051
Danske Bank AS (Denmark)†(c)	0.976% (1 yr. CMT + 0.55%	)#	9/10/2025	46,616,000	45,981,012
Danske Bank AS (Denmark)†(c)	1.621% (1 yr. CMT + 1.35%	)#	9/11/2026	46,515,000	44,104,008
Danske Bank AS (Denmark)†(c)	3.244% (3 mo. USD LIBOR + 1.59%	)#	12/20/2025	137,918,000	135,909,573
Danske Bank AS (Denmark)†(c)	4.298% (1 yr. CMT + 1.75%	)#	4/1/2028	84,056,000	81,147,743
Danske Bank AS (Denmark)†(c)	5.427% (1 yr. CMT + 0.95%	)#	3/1/2028	48,712,000	48,666,320
Danske Bank AS (Denmark)†(c)	5.705% (1 yr. CMT + 1.40%	)#	3/1/2030	20,526,000	20,559,200
Danske Bank AS (Denmark)†(c)	6.466% (1 yr. CMT + 2.10%	)#	1/9/2026	47,278,000	47,401,460
Discover Bank	4.25%		3/13/2026	17,999,000	17,509,721
Federation des Caisses Desjardins du Quebec (Canada)†(c)	5.25%		4/26/2029	62,272,000	61,926,860
Federation des Caisses Desjardins du Quebec (Canada)†(c)	5.70%		3/14/2028	50,861,000	51,361,286

See Notes to Financial Statements.	223

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Banks (continued)
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%	)#	10/21/2027	$122,648,000	$112,801,446
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%	)#	2/24/2028	40,000,000	37,182,802
Goldman Sachs Group, Inc.	4.223% (3 mo. USD Term SOFR + 1.56%	)#	5/1/2029	70,417,000	67,521,525
Goldman Sachs Group, Inc.	5.798% (SOFR + 1.08%	)#	8/10/2026	36,746,000	36,779,893
HSBC Holdings PLC (United Kingdom)(c)	2.999% (SOFR + 1.43%	)#	3/10/2026	67,377,000	65,973,372
HSBC Holdings PLC (United Kingdom)(c)	5.597% (SOFR + 1.06%	)#	5/17/2028	56,081,000	56,247,210
HSBC Holdings PLC (United Kingdom)(c)	5.887% (SOFR + 1.57%	)#	8/14/2027	61,627,000	62,060,117
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%	)#	8/4/2028	24,051,000	23,278,664
Huntington National Bank	5.699% (SOFR + 1.22%	)#	11/18/2025	80,138,000	79,976,222
Intesa Sanpaolo SpA (Italy)†(c)	3.25%		9/23/2024	20,481,000	20,314,699
Intesa Sanpaolo SpA (Italy)†(c)	5.017%		6/26/2024	248,614,000	248,297,263
Intesa Sanpaolo SpA (Italy)†(c)	5.71%		1/15/2026	83,375,000	82,603,868
JPMorgan Chase & Co.	0.768% (SOFR + 0.49%	)#	8/9/2025	78,538,000	77,794,596
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%	)#	2/1/2028	20,475,000	19,669,980
JPMorgan Chase & Co.	3.845% (SOFR + 0.98%	)#	6/14/2025	66,569,000	66,523,378
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%	)#	7/25/2028	20,000,000	19,744,460
KeyBank NA	4.15%		8/8/2025	10,000,000	9,786,808
Lloyds Banking Group PLC (United Kingdom)(c)	4.582%		12/10/2025	18,348,000	18,014,150
Lloyds Banking Group PLC (United Kingdom)(c)	4.65%		3/24/2026	29,589,000	29,025,136
Lloyds Banking Group PLC (United Kingdom)(c)	5.462% (1 yr. CMT + 1.38%	)#	1/5/2028	31,204,000	31,130,094
Lloyds Banking Group PLC (United Kingdom)(c)	5.985% (1 yr. CMT + 1.48%	)#	8/7/2027	41,528,000	41,748,337
M&T Bank Corp.	4.553% (SOFR + 1.78%	)#	8/16/2028	43,711,000	41,791,414
Macquarie Bank Ltd. (Australia)†(c)	4.875%		6/10/2025	32,811,000	32,496,239
Macquarie Group Ltd. (Australia)†(c)	1.201% (SOFR + 0.69%	)#	10/14/2025	40,033,000	39,345,368

224	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Banks (continued)
Macquarie Group Ltd. (Australia)†(c)	1.34% (SOFR + 1.07%	)#	1/12/2027	$67,569,000	$63,037,442
Macquarie Group Ltd. (Australia)†(c)	3.763% (3 mo. USD LIBOR + 1.37%	)#	11/28/2028	38,587,000	36,306,508
Macquarie Group Ltd. (Australia)†(c)	5.108% (SOFR + 2.21%	)#	8/9/2026	83,107,000	82,661,147
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	193,038,000	188,920,474
Manufacturers & Traders Trust Co.	4.70%		1/27/2028	47,563,000	45,680,331
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	0.953% (1 yr. CMT + 0.55%	)#	7/19/2025	58,686,000	58,315,716
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	4.788% (1 yr. CMT + 1.70%	)#	7/18/2025	99,237,000	99,097,134
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	5.063% (1 yr. CMT + 1.55%	)#	9/12/2025	64,569,000	64,411,131
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	5.719% (1 yr. CMT + 1.08%	)#	2/20/2026	20,058,000	20,045,227
Morgan Stanley	4.679% (SOFR + 1.67%	)#	7/17/2026	9,324,000	9,222,139
Morgan Stanley	5.123% (SOFR + 1.73%	)#	2/1/2029	32,276,000	32,072,243
Morgan Stanley	5.449% (SOFR + 1.63%	)#	7/20/2029	40,373,000	40,526,377
NatWest Group PLC (United Kingdom)(c)	4.892% (3 mo. USD LIBOR + 1.75%	)#	5/18/2029	24,600,000	23,986,945
NatWest Group PLC (United Kingdom)(c)	5.583% (1 yr. CMT + 1.10%	)#	3/1/2028	14,604,000	14,604,814
NatWest Group PLC (United Kingdom)(c)	5.808% (1 yr. CMT + 1.95%	)#	9/13/2029	79,112,000	79,944,353
NatWest Group PLC (United Kingdom)(c)	5.847% (1 yr. CMT + 1.35%	)#	3/2/2027	22,160,000	22,229,426
NatWest Group PLC (United Kingdom)(c)	7.472% (1 yr. CMT + 2.85%	)#	11/10/2026	7,446,000	7,628,615
NatWest Markets PLC (United Kingdom)†(c)	5.416%		5/17/2027	40,653,000	40,619,142
PNC Financial Services Group, Inc.	6.615% (SOFR + 1.73%	)#	10/20/2027	25,722,000	26,347,631
Royal Bank of Canada (Canada)(c)	4.24%		8/3/2027	47,709,000	46,472,788
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%	)#	1/6/2028	35,038,000	32,135,648
Santander Holdings USA, Inc.	3.244%		10/5/2026	38,058,000	35,866,635
Santander Holdings USA, Inc.	5.807% (SOFR + 2.33%	)#	9/9/2026	16,339,000	16,259,672

See Notes to Financial Statements.	225

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Banks (continued)
Santander U.K. Group Holdings PLC (United Kingdom)(c)	2.469% (SOFR + 1.22%	)#	1/11/2028	$37,697,000	$34,684,443
Santander U.K. Group Holdings PLC (United Kingdom)†(c)	4.75%		9/15/2025	42,889,000	42,142,076
Santander U.K. Group Holdings PLC (United Kingdom)(c)	6.534% (SOFR + 2.60%	)#	1/10/2029	58,887,000	60,466,928
Societe Generale SA (France)†(c)	2.226% (1 yr. CMT + 1.05%	)#	1/21/2026	76,944,000	75,085,044
Standard Chartered PLC (United Kingdom)†(c)	2.819% (3 mo. USD LIBOR + 1.21%	)#	1/30/2026	8,168,000	8,000,639
Standard Chartered PLC (United Kingdom)†(c)	5.688% (1 yr. CMT + 1.05%	)#	5/14/2028	29,535,000	29,557,906
Standard Chartered PLC (United Kingdom)†(c)	6.187% (1 yr. CMT + 1.85%	)#	7/6/2027	32,803,000	33,096,641
Standard Chartered PLC (United Kingdom)†(c)	6.75% (1 yr. CMT + 1.85%	)#	2/8/2028	40,593,000	41,688,822
Sumitomo Mitsui Financial Group, Inc. (Japan)(c)	5.80%		7/13/2028	12,634,000	12,894,034
Swedbank AB (Sweden)†(c)	6.136%		9/12/2026	54,791,000	55,624,725
Synchrony Bank	5.40%		8/22/2025	7,930,000	7,855,734
Toronto-Dominion Bank (Canada)(c)	4.693%		9/15/2027	16,971,000	16,680,938
Truist Financial Corp.	4.26% (SOFR + 1.46%	)#	7/28/2026	70,757,000	69,604,375
Truist Financial Corp.	4.873% (SOFR + 1.44%	)#	1/26/2029	23,640,000	23,141,626
Truist Financial Corp.	5.435% (SOFR + 1.62%	)#	1/24/2030	23,827,000	23,702,662
Truist Financial Corp.	6.047% (SOFR + 2.05%	)#	6/8/2027	28,006,000	28,219,782
U.S. Bancorp	4.548% (SOFR + 1.66%	)#	7/22/2028	53,941,000	52,507,066
U.S. Bancorp	4.653% (SOFR + 1.23%	)#	2/1/2029	47,588,000	46,400,987
U.S. Bancorp	5.384% (SOFR + 1.56%	)#	1/23/2030	18,342,000	18,303,582
U.S. Bancorp	5.775% (SOFR + 2.02%	)#	6/12/2029	55,402,000	56,031,495
U.S. Bancorp	6.787% (SOFR + 1.88%	)#	10/26/2027	57,559,000	59,254,790
UBS Group AG (Switzerland)†(c)	1.305% (SOFR + 0.98%	)#	2/2/2027	12,058,000	11,193,126

226	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	$32,133,000	$29,371,025
UBS Group AG (Switzerland)†(c)	2.193% (SOFR + 2.04%	)#	6/5/2026	55,363,000	53,397,490
UBS Group AG (Switzerland)†(c)	2.593% (SOFR + 1.56%	)#	9/11/2025	27,442,000	27,195,404
UBS Group AG (Switzerland)†(c)	3.869% (3 mo. USD LIBOR + 1.41%	)#	1/12/2029	57,857,000	54,625,339
UBS Group AG (Switzerland)†(c)	4.125%		9/24/2025	54,339,000	53,224,521
UBS Group AG (Switzerland)†(c)	4.125%		4/15/2026	48,362,000	47,113,167
UBS Group AG (Switzerland)†(c)	4.282%		1/9/2028	11,042,000	10,576,640
UBS Group AG (Switzerland)†(c)	4.488% (1 yr. CMT + 1.55%	)#	5/12/2026	29,178,000	28,805,910
UBS Group AG (Switzerland)(c)	4.55%		4/17/2026	8,366,000	8,228,297
UBS Group AG (Switzerland)†(c)	4.703% (1 yr. CMT + 2.05%	)#	8/5/2027	12,475,000	12,235,984
UBS Group AG (Switzerland)†(c)	4.751% (1 yr. CMT + 1.75%	)#	5/12/2028	10,000,000	9,781,906
UBS Group AG (Switzerland)†(c)	5.428% (1 yr. CMT + 1.52%	)#	2/8/2030	31,428,000	31,301,472
UBS Group AG (Switzerland)†(c)	5.711% (1 yr. CMT + 1.55%	)#	1/12/2027	72,194,000	72,185,060
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%	)#	8/11/2028	30,943,000	31,718,068
UniCredit SpA (Italy)†(c)	2.569% (1 yr. CMT + 2.30%	)#	9/22/2026	35,554,000	34,092,985
Wells Fargo & Co.	2.164% (3 mo. USD Term SOFR + 1.01%	)#	2/11/2026	27,605,000	26,936,232
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	62,273,000	60,324,578
Wells Fargo & Co.	4.54% (SOFR + 1.56%	)#	8/15/2026	93,715,000	92,619,081
Wells Fargo & Co.	4.808% (SOFR + 1.98%	)#	7/25/2028	77,683,000	76,316,973
Wells Fargo & Co.	5.198% (SOFR + 1.50%	)#	1/23/2030	60,922,000	60,425,376
Wells Fargo & Co.	5.574% (SOFR + 1.74%	)#	7/25/2029	74,108,000	74,546,715
Wells Fargo & Co.	5.707% (SOFR + 1.07%	)#	4/22/2028	40,086,000	40,368,298
Wells Fargo & Co.	6.303% (SOFR + 1.79%	)#	10/23/2029	31,837,000	32,956,010
Total					7,912,434,977

See Notes to Financial Statements.	227

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Beverages 0.13%
Bacardi Ltd.†	4.70%	5/15/2028	$29,825,000	$28,898,877
Coca-Cola Consolidated, Inc.	5.25%	6/1/2029	23,964,000	24,025,673
Total				52,924,550

Biotechnology 0.30%
Amgen, Inc.	5.507%	3/2/2026	26,424,000	26,428,772
Illumina, Inc.	5.75%	12/13/2027	64,867,000	65,260,787
Illumina, Inc.	5.80%	12/12/2025	36,106,000	36,131,584
Total				127,821,143

Chemicals 0.48%
Celanese U.S. Holdings LLC	6.165%	7/15/2027	57,531,000	58,332,346
International Flavors & Fragrances, Inc.†	1.23%	10/1/2025	90,336,000	85,114,005
Orbia Advance Corp. SAB de CV (Mexico)†(c)	1.875%	5/11/2026	36,739,000	34,190,110
Solvay Finance America LLC†	5.65%	6/4/2029	24,093,000	24,264,249
Total				201,900,710

Coal 0.03%
Coronado Finance Pty. Ltd. (Australia)†(c)	10.75%	5/15/2026	13,954,000	14,557,666

Commercial Services 0.63%
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.625%	7/15/2026	5,217,000	5,218,203
Block, Inc.	2.75%	6/1/2026	8,110,000	7,643,645
Element Fleet Management Corp. (Canada)†(c)	5.643%	3/13/2027	29,116,000	29,141,451
Gartner, Inc.†	4.50%	7/1/2028	49,279,000	46,962,468
Global Payments, Inc.	2.65%	2/15/2025	10,000,000	9,781,159
Global Payments, Inc.	4.95%	8/15/2027	23,181,000	22,884,103
GXO Logistics, Inc.	6.25%	5/6/2029	52,971,000	53,732,477
ITR Concession Co. LLC†	4.197%	7/15/2025	5,775,000	5,611,442
Triton Container International Ltd.†	1.15%	6/7/2024	42,352,000	42,322,021
Triton Container International Ltd.†	2.05%	4/15/2026	44,729,000	41,497,948
Total				264,794,917

Computers 0.03%
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	657,000	583,924
Genpact Luxembourg SARL/Genpact USA, Inc. (Luxembourg)(c)	6.00%	6/4/2029	12,375,000	12,440,064
Total				13,023,988

228	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Diversified Financial Services 3.02%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	1.75%		10/29/2024	$62,466,000	$61,461,534
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.50%		1/15/2025	13,447,000	13,251,368
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	6.50%		7/15/2025	23,021,000	23,202,143
Air Lease Corp.	5.85%		12/15/2027	29,247,000	29,574,093
Aircastle Ltd.†	5.25%		8/11/2025	62,465,000	61,897,027
Aircastle Ltd.†	5.95%		2/15/2029	32,497,000	32,461,312
Ally Financial, Inc.	5.75%		11/20/2025	142,452,000	141,864,293
American Express Co.	4.99% (SOFR + 1.00%	)#	5/1/2026	30,469,000	30,274,175
American Express Co.	5.282% (SOFR + 1.28%	)#	7/27/2029	72,324,000	72,306,436
Ameriprise Financial, Inc.	5.70%		12/15/2028	6,416,000	6,557,846
Aviation Capital Group LLC†	1.95%		1/30/2026	84,521,000	79,313,074
Aviation Capital Group LLC†	5.50%		12/15/2024	56,550,000	56,365,601
Aviation Capital Group LLC†	6.25%		4/15/2028	30,432,000	31,001,149
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	28,269,000	26,472,454
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.528%		11/18/2027	10,875,000	9,724,050
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.75%		2/21/2028	29,703,000	26,611,852
Avolon Holdings Funding Ltd. (Ireland)†(c)	3.25%		2/15/2027	21,656,000	20,187,947
Avolon Holdings Funding Ltd. (Ireland)†(c)	3.95%		7/1/2024	40,247,000	40,181,120
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026	36,418,000	35,296,195
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.375%		5/1/2026	28,081,000	27,288,062
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.50%		1/15/2026	20,268,000	20,084,653
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.75%		3/1/2029	27,769,000	27,592,006
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.75%		11/15/2029	29,584,000	29,376,623
Avolon Holdings Funding Ltd. (Ireland)†(c)	6.375%		5/4/2028	15,827,000	16,055,265
Bread Financial Holdings, Inc.†	7.00%		1/15/2026	9,686,000	9,724,143
LPL Holdings, Inc.†	4.00%		3/15/2029	88,110,000	81,727,876
LPL Holdings, Inc.†	4.625%		11/15/2027	13,040,000	12,572,504
LPL Holdings, Inc.	5.70%		5/20/2027	16,168,000	16,214,916
LPL Holdings, Inc.	6.75%		11/17/2028	47,490,000	49,687,907
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	6.40%		3/26/2029	11,855,000	11,989,862
Navient Corp.	4.875%		3/15/2028	2,000,000	1,833,633
Navient Corp.	5.00%		3/15/2027	5,632,000	5,349,291
Navient Corp.	5.875%		10/25/2024	80,407,000	80,311,517

See Notes to Financial Statements.	229

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Diversified Financial Services (continued)
Navient Corp.	6.75%		6/25/2025		$15,905,000	$15,935,124
Nuveen LLC†	5.55%		1/15/2030		20,736,000	20,795,801
Radian Group, Inc.	6.20%		5/15/2029		36,418,000	36,655,810
Synchrony Financial	4.50%		7/23/2025		14,700,000	14,430,954
Total						1,275,629,616

Electric 4.73%
AEP Texas, Inc.	5.45%		5/15/2029		20,573,000	20,569,350
AES Corp.†	3.30%		7/15/2025		75,993,000	74,021,582
AES Corp.	5.45%		6/1/2028		61,750,000	61,478,756
Alexander Funding Trust II†	7.467%		7/31/2028		39,587,000	41,608,981
Algonquin Power & Utilities Corp. (Canada)(c)	5.365%	(d)	6/15/2026		68,347,000	67,897,888
Ameren Corp.	5.00%		1/15/2029		30,000,000	29,538,696
American Electric Power Co., Inc.	5.20%		1/15/2029		52,421,000	52,098,715
American Electric Power Co., Inc.	5.699%		8/15/2025		46,726,000	46,752,755
Ausgrid Finance Pty. Ltd. (Australia)†(c)	4.35%		8/1/2028		12,691,000	12,128,479
Black Hills Corp.	5.95%		3/15/2028		37,913,000	38,694,562
Calpine Corp.†	5.25%		6/1/2026		6,497,000	6,422,432
CenterPoint Energy, Inc.	5.40%		6/1/2029		41,448,000	41,430,184
Cleco Corporate Holdings LLC	3.743%		5/1/2026		11,432,000	11,013,665
Cleveland Electric Illuminating Co.	5.50%		8/15/2024		9,829,000	9,820,224
Comision Federal de Electricidad (Mexico)†(c)	4.688%		5/15/2029		34,741,000	32,594,652
Constellation Energy Generation LLC	5.60%		3/1/2028		11,699,000	11,808,351
Dominion Energy, Inc.	4.65% (5 yr. CMT + 2.99%	)#	–	(e)	11,145,000	11,109,337
DTE Energy Co.	4.875%		6/1/2028		53,006,000	52,190,838
DTE Energy Co.	5.10%		3/1/2029		48,117,000	47,486,114
Duke Energy Corp.	4.85%		1/5/2029		20,000,000	19,632,212
Electricite de France SA (France)†(c)	5.70%		5/23/2028		98,145,000	99,372,650
Engie SA (France)†(c)	5.25%		4/10/2029		21,027,000	20,932,055
Eskom Holdings SOC Ltd. (South Africa)†(c)	7.125%		2/11/2025		109,359,000	108,967,932
Evergy Missouri West, Inc.†	5.15%		12/15/2027		23,835,000	23,687,010
Eversource Energy	4.75%		5/15/2026		17,000,000	16,759,619
Eversource Energy	5.95%		2/1/2029		33,504,000	34,178,556
Exelon Corp.	5.15%		3/15/2029		20,000,000	19,905,809
Fells Point Funding Trust†	3.046%		1/31/2027		114,348,000	107,336,133
FirstEnergy Corp.	2.05%		3/1/2025		70,444,000	68,489,123
FirstEnergy Pennsylvania Electric Co.†	5.20%		4/1/2028		10,000,000	9,972,587
FirstEnergy Transmission LLC†	4.35%		1/15/2025		125,751,000	124,390,084

230	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Electric (continued)
ITC Holdings Corp.†	4.95%	9/22/2027	$25,656,000	$25,334,602
Liberty Utilities Co.†	5.577%	1/31/2029	51,528,000	51,476,134
National Grid PLC (United Kingdom)(c)	5.602%	6/12/2028	27,330,000	27,499,169
NextEra Energy Capital Holdings, Inc.	5.749%	9/1/2025	10,051,000	10,071,360
NRG Energy, Inc.†	3.75%	6/15/2024	99,344,000	99,274,112
OGE Energy Corp.	5.45%	5/15/2029	16,419,000	16,467,219
Pacific Gas & Electric Co.	3.15%	1/1/2026	120,471,909	115,822,852
Pacific Gas & Electric Co.	3.30%	12/1/2027	33,877,000	31,482,833
Pacific Gas & Electric Co.	5.45%	6/15/2027	15,023,000	14,989,469
Pacific Gas & Electric Co.	5.55%	5/15/2029	28,749,000	28,743,394
Palomino Funding Trust I†	7.233%	5/17/2028	29,716,000	30,998,681
Southern Co.	5.113%	8/1/2027	43,530,000	43,312,849
Vistra Operations Co. LLC†	3.55%	7/15/2024	154,448,000	153,979,386
Vistra Operations Co. LLC†	3.70%	1/30/2027	25,178,000	23,883,743
Total				1,995,625,134

Electronics 0.03%
Keysight Technologies, Inc.	4.60%	4/6/2027	13,380,000	13,123,449

Energy-Alternate Sources 0.11%
Greenko Dutch BV (Netherlands)†(c)	3.85%	3/29/2026	29,436,680	27,708,747
Greenko Dutch BV (Netherlands)(c)	3.85%	3/29/2026	8,641,360	8,134,112
Greenko Wind Projects Mauritius Ltd. (Mauritius)†(c)	5.50%	4/6/2025	10,564,000	10,418,245
Total				46,261,104

Engineering & Construction 0.11%
Jacobs Engineering Group, Inc.	6.35%	8/18/2028	44,948,000	46,128,049

Entertainment 0.43%
Everi Holdings, Inc.†	5.00%	7/15/2029	9,612,000	9,338,777
Warnermedia Holdings, Inc.	3.638%	3/15/2025	10,000,000	9,832,067
Warnermedia Holdings, Inc.	3.755%	3/15/2027	56,139,000	53,246,694
Warnermedia Holdings, Inc.	4.054%	3/15/2029	19,895,000	18,327,001
Warnermedia Holdings, Inc.	6.412%	3/15/2026	91,486,000	91,488,465
Total				182,233,004

Environmental Control 0.27%
Veralto Corp.†	5.35%	9/18/2028	52,492,000	52,583,343
Veralto Corp.†	5.50%	9/18/2026	60,113,000	59,977,748
Total				112,561,091

See Notes to Financial Statements.	231

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Equity Real Estate 0.00%
Jones Lang LaSalle, Inc.	6.875%	12/1/2028	$425,000	$444,832

Food 0.47%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.25%	3/15/2026	5,630,000	5,366,195
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	63,216,000	60,973,097
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	5.875%	2/15/2028	10,000,000	9,834,954
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.50%	2/15/2028	66,954,000	67,489,498
NBM U.S. Holdings, Inc.†	7.00%	5/14/2026	43,000,000	42,907,021
Tyson Foods, Inc.	5.40%	3/15/2029	12,250,000	12,244,937
Total				198,815,702

Forest Products & Paper 0.04%
Suzano Austria GmbH (Brazil)†(c)	5.75%	7/14/2026	16,483,000	16,388,234

Gas 0.71%
Brooklyn Union Gas Co.†	4.632%	8/5/2027	54,747,000	52,981,059
National Fuel Gas Co.	5.20%	7/15/2025	9,650,000	9,600,284
National Fuel Gas Co.	5.50%	1/15/2026	106,751,000	106,340,380
National Fuel Gas Co.	5.50%	10/1/2026	31,379,000	31,267,659
NiSource, Inc.	5.25%	3/30/2028	14,219,000	14,185,820
Southwest Gas Corp.	5.45%	3/23/2028	42,112,000	42,290,473
Southwest Gas Corp.	5.80%	12/1/2027	41,220,000	41,699,862
Total				298,365,537

Hand/Machine Tools 0.37%
Regal Rexnord Corp.	6.05%	2/15/2026	35,742,000	35,853,986
Regal Rexnord Corp.	6.05%	4/15/2028	120,296,000	122,160,847
Total				158,014,833

Health Care-Products 0.30%
Solventum Corp.†	5.40%	3/1/2029	80,331,000	79,866,306
Solventum Corp.†	5.45%	2/25/2027	48,673,000	48,609,720
Total				128,476,026

Health Care-Services 1.32%
Centene Corp.	2.45%	7/15/2028	55,420,000	48,912,944
Centene Corp.	4.25%	12/15/2027	190,733,000	181,660,995
HCA, Inc.	5.25%	4/15/2025	191,891,000	191,105,030

232	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Health Care-Services (continued)
HCA, Inc.	5.25%	6/15/2026	$26,757,000	$26,610,135
HCA, Inc.	5.375%	2/1/2025	8,520,000	8,492,510
Humana, Inc.	5.70%	3/13/2026	32,237,000	32,237,911
Icon Investments Six DAC (Ireland)(c)	5.809%	5/8/2027	23,601,000	23,786,471
Icon Investments Six DAC (Ireland)(c)	5.849%	5/8/2029	24,765,000	25,084,109
IQVIA, Inc.	6.25%	2/1/2029	19,836,000	20,324,779
Total				558,214,884

Home Builders 0.06%
Toll Brothers Finance Corp.	4.875%	11/15/2025	24,292,000	24,022,273

Home Furnishings 0.08%
Leggett & Platt, Inc.	3.50%	11/15/2027	18,646,000	16,945,424
LG Electronics, Inc. (South Korea)†(c)	5.625%	4/24/2027	14,866,000	14,936,524
Total				31,881,948

Insurance 3.63%
AEGON Funding Co. LLC†	5.50%	4/16/2027	80,352,000	79,863,162
Aon Corp.	8.205%	1/1/2027	62,792,000	66,731,215
Aon North America, Inc.	5.15%	3/1/2029	20,630,000	20,521,882
Athene Global Funding†	5.339%	1/15/2027	42,849,000	43,428,431
Athene Global Funding†	5.516%	3/25/2027	40,000,000	39,929,397
Athene Global Funding†	5.583%	1/9/2029	40,242,000	40,242,266
Athene Global Funding†	5.684%	2/23/2026	33,939,000	33,929,253
Brighthouse Financial Global Funding†	5.55%	4/9/2027	59,746,000	59,695,081
CNO Financial Group, Inc.	5.25%	5/30/2025	90,846,000	90,306,283
CNO Global Funding†(a)	5.875%	6/4/2027	60,042,000	60,213,587
CNO Global Funding†	1.75%	10/7/2026	29,008,000	26,490,279
Corebridge Financial, Inc.	3.50%	4/4/2025	25,000,000	24,545,219
Corebridge Global Funding†	5.20%	1/12/2029	24,170,000	24,006,007
Corebridge Global Funding†	5.75%	7/2/2026	19,800,000	19,816,186
Equitable Financial Life Global Funding†	5.45%	3/3/2028	57,392,000	57,177,369
F&G Annuities & Life, Inc.	6.50%	6/4/2029	28,793,000	28,758,590
F&G Annuities & Life, Inc.	7.40%	1/13/2028	58,240,000	60,161,157
F&G Global Funding†	0.90%	9/20/2024	31,336,000	30,862,725
F&G Global Funding†	1.75%	6/30/2026	36,106,000	33,109,628
F&G Global Funding†	2.00%	9/20/2028	16,130,000	13,697,754
F&G Global Funding†	2.30%	4/11/2027	58,675,000	52,736,828
Fidelity & Guaranty Life Holdings, Inc.†	5.50%	5/1/2025	58,740,000	58,461,522
GA Global Funding Trust†	0.80%	9/13/2024	50,588,000	49,857,062

See Notes to Financial Statements.	233

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Insurance (continued)
GA Global Funding Trust†	1.95%	9/15/2028	$2,244,000	$1,952,413
GA Global Funding Trust†	3.85%	4/11/2025	58,346,000	57,374,849
GA Global Funding Trust†	5.50%	1/8/2029	70,072,000	69,810,995
Global Atlantic Fin Co.†	4.40%	10/15/2029	10,000,000	9,272,910
Jackson Financial, Inc.	5.17%	6/8/2027	25,281,000	25,026,836
Jackson National Life Global Funding†	1.75%	1/12/2025	15,601,000	15,209,169
Jackson National Life Global Funding†	3.05%	4/29/2026	7,346,000	6,986,956
Jackson National Life Global Funding†	5.50%	1/9/2026	32,581,000	32,389,995
Jackson National Life Global Funding†	5.60%	4/10/2026	39,234,000	39,060,205
Kemper Corp.	4.35%	2/15/2025	25,199,000	24,938,156
Met Tower Global Funding†	5.25%	4/12/2029	23,896,000	23,895,012
MGIC Investment Corp.	5.25%	8/15/2028	39,165,000	38,059,880
Mutual of Omaha Cos Global Funding†	5.45%	12/12/2028	37,111,000	37,287,812
Mutual of Omaha Cos Global Funding†	5.80%	7/27/2026	19,182,000	19,278,011
NMI Holdings, Inc.	6.00%	8/15/2029	16,531,000	16,366,186
Peachtree Corners Funding Trust†	3.976%	2/15/2025	21,890,000	21,540,423
Principal Life Global Funding II†(a)	5.10%	1/25/2029	42,790,000	42,415,848
Protective Life Global Funding†	5.467%	12/8/2028	6,117,000	6,160,607
RGA Global Funding†	5.448%	5/24/2029	32,162,000	32,187,223
Total				1,533,754,369

Internet 0.28%
Prosus NV (Netherlands)†(c)	3.257%	1/19/2027	60,280,000	55,830,018
Rakuten Group, Inc. (Japan)†(c)	11.25%	2/15/2027	37,965,000	40,087,244
Uber Technologies, Inc.†	4.50%	8/15/2029	21,544,000	20,350,546
Total				116,267,808

Leisure Time 0.08%
Royal Caribbean Cruises Ltd.†	8.25%	1/15/2029	30,940,000	32,644,175

Lodging 0.33%
Hyatt Hotels Corp.	1.80%	10/1/2024	35,093,000	34,618,935
Hyatt Hotels Corp.	5.75%	1/30/2027	19,926,000	20,108,414
Las Vegas Sands Corp.	3.50%	8/18/2026	74,117,000	70,434,423
Las Vegas Sands Corp.	5.90%	6/1/2027	16,172,000	16,228,098
Total				141,389,870

Machinery-Diversified 0.02%
AGCO Corp.	5.45%	3/21/2027	9,903,000	9,894,884

234	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Media 0.44%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	$58,265,000	$55,726,068
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.50%	5/1/2026	4,250,000	4,200,291
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.†	5.875%	8/15/2027	68,247,000	64,138,691
FactSet Research Systems, Inc.	2.90%	3/1/2027	26,584,000	24,840,580
Nexstar Media, Inc.†	5.625%	7/15/2027	40,961,000	38,694,333
Total				187,599,963

Mining 1.35%
Alcoa Nederland Holding BV (Netherlands)†(c)	5.50%	12/15/2027	27,772,000	27,474,645
Anglo American Capital PLC (United Kingdom)†(c)	2.25%	3/17/2028	13,258,000	11,816,933
Anglo American Capital PLC (United Kingdom)†(c)	3.625%	9/11/2024	113,828,000	113,045,792
Anglo American Capital PLC (United Kingdom)†(c)	3.875%	3/16/2029	8,570,000	7,996,850
Anglo American Capital PLC (United Kingdom)†(c)	4.00%	9/11/2027	19,664,000	18,801,231
Anglo American Capital PLC (United Kingdom)†(c)	4.50%	3/15/2028	21,930,000	21,236,648
Anglo American Capital PLC (United Kingdom)†(c)	4.875%	5/14/2025	50,235,000	49,830,907
Freeport Indonesia PT (Indonesia)†(c)	4.763%	4/14/2027	31,203,000	30,457,370
Freeport-McMoRan, Inc.	4.55%	11/14/2024	46,515,000	46,299,403
Glencore Funding LLC†	1.625%	4/27/2026	28,863,000	26,873,859
Glencore Funding LLC†	3.875%	10/27/2027	10,525,000	9,992,724
Glencore Funding LLC†	4.00%	3/27/2027	64,763,000	62,424,862
Glencore Funding LLC†	5.338%	4/4/2027	56,916,000	56,766,076
Glencore Funding LLC†	5.371%	4/4/2029	56,456,000	56,178,255
Glencore Funding LLC†	6.125%	10/6/2028	31,335,000	32,044,369
Total				571,239,924

Miscellaneous Manufacturing 0.02%
Trinity Industries, Inc.	4.55%	10/1/2024	10,157,000	10,144,187

Oil & Gas 5.56%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026	36,649,000	37,021,955
Aker BP ASA (Norway)†(c)	2.00%	7/15/2026	64,912,000	60,246,388
Apache Corp.	4.375%	10/15/2028	20,715,000	19,547,461
Canadian Natural Resources Ltd. (Canada)(c)	3.85%	6/1/2027	24,602,000	23,601,913
Chord Energy Corp.†	6.375%	6/1/2026	14,817,000	14,804,206
CITGO Petroleum Corp.†	7.00%	6/15/2025	40,850,000	40,925,246
Civitas Resources, Inc.†	5.00%	10/15/2026	23,164,000	22,567,620
Civitas Resources, Inc.†	8.375%	7/1/2028	20,756,000	21,809,097
Continental Resources, Inc.†	2.268%	11/15/2026	154,601,000	143,257,374
Continental Resources, Inc.	3.80%	6/1/2024	153,490,000	153,490,000

See Notes to Financial Statements.	235

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Oil & Gas (continued)
Continental Resources, Inc.	4.375%	1/15/2028	$80,948,000	$77,785,915
Coterra Energy, Inc.	4.375%	3/15/2029	26,419,000	25,162,217
Crescent Energy Finance LLC†	9.25%	2/15/2028	49,308,000	52,234,479
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	74,184,000	74,043,340
Devon Energy Corp.	5.25%	9/15/2024	74,848,000	74,690,253
Devon Energy Corp.	5.25%	10/15/2027	78,874,000	78,448,262
Devon Energy Corp.	5.875%	6/15/2028	27,374,000	27,456,201
Diamondback Energy, Inc.	5.15%	1/30/2030	16,627,000	16,478,756
Diamondback Energy, Inc.	5.20%	4/18/2027	15,861,000	15,830,238
Ecopetrol SA (Colombia)(c)	8.625%	1/19/2029	43,204,000	45,256,104
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	116,716,000	117,916,541
EQT Corp.†	3.125%	5/15/2026	103,261,000	98,230,971
EQT Corp.	3.90%	10/1/2027	123,792,000	118,126,634
EQT Corp.	6.125%	2/1/2025	62,258,000	62,361,909
Hess Corp.	7.875%	10/1/2029	13,611,000	15,211,187
HF Sinclair Corp.†	5.00%	2/1/2028	46,437,000	44,912,538
HF Sinclair Corp.†	6.375%	4/15/2027	66,202,000	66,723,475
Marathon Oil Corp.	5.30%	4/1/2029	40,615,000	40,736,136
Occidental Petroleum Corp.	6.375%	9/1/2028	34,854,000	35,846,433
Occidental Petroleum Corp.	8.50%	7/15/2027	17,821,000	19,096,538
OGX Austria GmbH (Brazil)†(c)(f)	8.50%	6/1/2018	31,150,000	623	(b)
Ovintiv, Inc.	5.375%	1/1/2026	70,306,000	69,968,621
Ovintiv, Inc.	5.65%	5/15/2025	29,979,000	29,954,420
Ovintiv, Inc.	5.65%	5/15/2028	52,349,000	52,879,500
Parsley Energy LLC/Parsley Finance Corp.†	4.125%	2/15/2028	26,480,000	25,526,558
Permian Resources Operating LLC†	7.75%	2/15/2026	24,140,000	24,423,090
Petroleos Mexicanos (Mexico)(c)	6.49%	1/23/2027	69,396,000	66,013,570
Petroleos Mexicanos (Mexico)(c)	6.875%	10/16/2025	44,850,000	44,452,409
Petroleos Mexicanos (Mexico)(c)	6.875%	8/4/2026	38,260,000	37,287,767
Range Resources Corp.	8.25%	1/15/2029	41,149,000	42,869,769
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028	43,315,000	44,970,673
SM Energy Co.	5.625%	6/1/2025	7,500,000	7,476,073
SM Energy Co.	6.625%	1/15/2027	2,000,000	1,989,722
SM Energy Co.	6.75%	9/15/2026	28,686,000	28,661,367
Southwestern Energy Co.	5.70%	1/23/2025	5,000,000	4,981,119
Southwestern Energy Co.	8.375%	9/15/2028	19,515,000	20,163,015
Strathcona Resources Ltd. (Canada)†(c)	6.875%	8/1/2026	59,914,000	59,244,329

236	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Oil & Gas (continued)
Suncor Energy, Inc. (Canada)(c)	7.875%	6/15/2026	$22,444,000	$23,412,187
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(c)	2.625%	8/15/2025	62,801,000	60,194,507
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)(c)	4.00%	8/15/2026	11,309,000	10,802,470
Viper Energy, Inc.†	5.375%	11/1/2027	48,216,000	47,063,898
Total				2,346,155,074

Packaging & Containers 0.02%
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	9,312,000	9,499,264

Pharmaceuticals 0.56%
Bayer U.S. Finance II LLC†	4.25%	12/15/2025	101,873,000	99,407,251
Bayer U.S. Finance LLC†	6.125%	11/21/2026	30,520,000	30,776,529
Bayer U.S. Finance LLC†	6.25%	1/21/2029	86,164,000	87,575,765
Cigna Group	5.685%	3/15/2026	20,000,000	20,000,425
Total				237,759,970

Pipelines 2.20%
Columbia Pipelines Holding Co. LLC†	6.042%	8/15/2028	8,000,000	8,148,501
DCP Midstream Operating LP	5.375%	7/15/2025	14,856,000	14,817,565
Enbridge, Inc. (Canada)(c)	5.30%	4/5/2029	24,394,000	24,359,265
Enbridge, Inc. (Canada)(c)	5.90%	11/15/2026	13,841,000	13,993,589
Energy Transfer LP†	5.625%	5/1/2027	104,661,000	104,402,571
Energy Transfer LP†	6.00%	2/1/2029	100,151,000	100,739,888
EnLink Midstream LLC	5.375%	6/1/2029	42,642,000	41,518,115
EnLink Midstream LLC†	5.625%	1/15/2028	46,697,000	46,168,665
EnLink Midstream Partners LP	4.15%	6/1/2025	15,384,000	15,131,546
EQM Midstream Partners LP	4.00%	8/1/2024	3,181,000	3,169,491
EQM Midstream Partners LP†	7.50%	6/1/2027	4,116,000	4,207,939
Genesis Energy LP/Genesis Energy Finance Corp.	8.00%	1/15/2027	13,294,000	13,556,490
Kinder Morgan, Inc.	5.00%	2/1/2029	52,931,000	52,159,815
Kinetik Holdings LP†	6.625%	12/15/2028	47,282,000	47,810,350
ONEOK, Inc.	5.65%	11/1/2028	24,457,000	24,730,409
Plains All American Pipeline LP/PAA Finance Corp.	4.65%	10/15/2025	50,709,000	50,104,423
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%	1/15/2028	31,547,000	30,784,209
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%	7/15/2027	85,876,000	86,446,560
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%	1/15/2029	40,351,000	41,534,051

See Notes to Financial Statements.	237

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Pipelines (continued)
TransCanada PipeLines Ltd. (Canada)(c)	6.203%	3/9/2026	$12,516,000	$12,516,340
Venture Global LNG, Inc.†	8.125%	6/1/2028	94,791,000	96,942,715
Western Midstream Operating LP	4.75%	8/15/2028	22,221,000	21,685,149
Western Midstream Operating LP	6.35%	1/15/2029	14,522,000	14,941,192
Williams Cos., Inc.	4.90%	3/15/2029	25,000,000	24,569,299
Williams Cos., Inc.	5.30%	8/15/2028	33,178,000	33,200,332
Total				927,638,469

REITS 2.31%
American Tower Corp.	1.50%	1/31/2028	58,078,000	50,656,666
American Tower Corp.	1.60%	4/15/2026	9,453,000	8,803,610
American Tower Corp.	3.60%	1/15/2028	12,874,000	12,102,908
American Tower Corp.	3.65%	3/15/2027	38,218,000	36,574,687
American Tower Corp.	5.25%	7/15/2028	32,495,000	32,388,125
American Tower Corp.	5.50%	3/15/2028	40,000,000	40,191,162
Crown Castle, Inc.	3.65%	9/1/2027	29,380,000	27,870,281
Crown Castle, Inc.	4.80%	9/1/2028	21,905,000	21,384,878
Crown Castle, Inc.	5.00%	1/11/2028	30,651,000	30,172,779
EPR Properties	4.50%	6/1/2027	54,181,000	51,617,773
EPR Properties	4.75%	12/15/2026	28,430,000	27,467,381
GLP Capital LP/GLP Financing II, Inc.	5.25%	6/1/2025	25,105,000	24,932,368
GLP Capital LP/GLP Financing II, Inc.	5.30%	1/15/2029	15,722,000	15,397,948
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	60,729,000	60,199,977
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	49,871,000	46,905,047
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%	4/15/2025	15,657,000	15,589,896
Kilroy Realty LP	4.375%	10/1/2025	7,275,000	7,120,133
Prologis Targeted U.S. Logistics Fund LP†	5.25%	4/1/2029	10,923,000	10,882,963
VICI Properties LP/VICI Note Co., Inc.†	3.50%	2/15/2025	77,732,000	76,437,832
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	77,290,000	73,226,084
VICI Properties LP/VICI Note Co., Inc.†	3.875%	2/15/2029	27,769,000	25,506,199
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	58,402,000	56,173,175
VICI Properties LP/VICI Note Co., Inc.†	4.50%	9/1/2026	71,659,000	69,491,881
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025	28,243,000	27,875,793
Vornado Realty LP	2.15%	6/1/2026	17,704,000	16,265,919
Vornado Realty LP	3.50%	1/15/2025	23,249,000	22,814,936
WEA Finance LLC/Westfield U.K. & Europe Finance PLC†	3.75%	9/17/2024	87,757,000	87,072,159
Total				975,122,560

238	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Retail 0.26%
CEC Entertainment LLC†	6.75%		5/1/2026	$39,175,000	$38,632,767
Sizzling Platter LLC/Sizzling Platter Finance Corp.†	8.50%		11/28/2025	44,143,000	44,529,721
Staples, Inc.†	7.50%		4/15/2026	26,598,000	26,609,884
Total					109,772,372

Savings & Loans 0.10%
Nationwide Building Society (United Kingdom)†(c)	6.653% (SOFR + 1.29%	)#	2/16/2028	40,000,000	40,232,976

Semiconductors 0.37%
Entegris, Inc.†	4.75%		4/15/2029	61,352,000	58,260,700
Foundry JV Holdco LLC†	5.90%		1/25/2030	14,437,000	14,643,766
Microchip Technology, Inc.	4.25%		9/1/2025	41,094,000	40,456,441
Micron Technology, Inc.	4.185%		2/15/2027	8,734,000	8,481,744
Micron Technology, Inc.	5.375%		4/15/2028	6,970,000	6,997,678
Qorvo, Inc.	1.75%		12/15/2024	8,712,000	8,518,527
SK Hynix, Inc. (South Korea)†(c)	5.50%		1/16/2027	17,967,000	17,894,602
Total					155,253,458

Shipbuilding 0.02%
Huntington Ingalls Industries, Inc.	2.043%		8/16/2028	10,000,000	8,736,366

Software 0.22%
Atlassian Corp. (Australia)(c)	5.25%		5/15/2029	38,083,000	37,963,534
Concentrix Corp.	6.65%		8/2/2026	17,189,000	17,391,289
Constellation Software, Inc. (Canada)†(c)	5.158%		2/16/2029	13,250,000	13,144,758
Oracle Corp.	2.30%		3/25/2028	3,015,000	2,713,441
Take-Two Interactive Software, Inc.	4.95%		3/28/2028	20,148,000	19,921,439
Total					91,134,461

Telecommunications 0.33%
Altice France SA (France)†(c)	8.125%		2/1/2027	42,900,000	33,108,392
Motorola Solutions, Inc.	5.00%		4/15/2029	16,985,000	16,791,486
Sprint Capital Corp.	6.875%		11/15/2028	59,556,000	62,938,662
Sprint LLC	7.125%		6/15/2024	25,543,000	25,563,843
Total					138,402,383

Toys/Games/Hobbies 0.24%
Hasbro, Inc.	3.90%		11/19/2029	83,535,000	76,546,838
Mattel, Inc.†	3.375%		4/1/2026	26,540,000	25,413,011
Total					101,959,849

See Notes to Financial Statements.	239

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Transportation 0.04%
Ryder System, Inc.	5.50%		6/1/2029		$16,448,000	$16,542,553

Trucking & Leasing 0.29%
GATX Corp.	5.40%		3/15/2027		7,038,000	7,039,836
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.40%		11/15/2026		16,548,000	15,758,106
Penske Truck Leasing Co. LP/PTL Finance Corp.†	5.35%		3/30/2029		20,620,000	20,524,131
Penske Truck Leasing Co. LP/PTL Finance Corp.†	5.75%		5/24/2026		9,009,000	9,042,872
Penske Truck Leasing Co. LP/PTL Finance Corp.†	6.05%		8/1/2028		53,873,000	55,013,535
SMBC Aviation Capital Finance DAC (Ireland)†(c)	5.45%		5/3/2028		15,179,000	15,125,524
Total						122,504,004
Total Corporate Bonds (cost $24,641,998,685)						24,372,295,045

FLOATING RATE LOANS(g) 7.18%

Aerospace/Defense 0.21%
RTX Corp. Term Loan	6.703% (3 mo. USD Term SOFR + 1.38%	)	11/6/2026		88,000,000	87,835,000

Building Materials 0.37%
Carrier Global Corp. 2023 EUR Term Loan A	6.663% (1 mo. USD Term SOFR + 1.25%	)	11/19/2024	EUR	34,233,247	37,260,842
Carrier Global Corp. 2023 EUR Term Loan B	6.663% (1 mo. USD Term SOFR + 1.25%	)	5/19/2026	EUR	70,112,451	76,550,947
Owens Corning, Inc. 2024 Term Loan	–	(i)	2/28/2025		$43,966,667	44,104,282
Total						157,916,071

Chemicals 0.36%
Celanese U.S. Holdings LLC 2022 5-Year Delayed Draw Term Loan	6.923% (1 mo. USD Term SOFR + 1.50%	)	3/18/2027		46,086,667	46,029,058
INEOS Styrolution U.S. Holding LLC 2021 USD Term Loan B	8.194% (1 mo. USD Term SOFR + 2.75%	)	1/29/2026		8,155,345	8,168,068
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	7.421% (3 mo. USD Term SOFR + 2.00%	)	1/17/2025		96,061,297	95,580,990
Total						149,778,116

Containers & Packaging 0.07%
Berry Global, Inc. 2023 Term Loan AA	7.185% (1 mo. USD Term SOFR + 1.75%	)	7/1/2029		31,274,685	31,402,442

240	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Diversified Financial Services 0.40%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	7.321% (1 mo. USD Term SOFR + 2.00%	)	6/22/2028	$70,308,788	$70,599,515
Delos Aircraft Designated Activity Co. Term Loan (Ireland)(c)	7.052% (3 mo. USD Term SOFR + 1.75%	)	10/31/2027	20,277,898	20,427,448
Fleetcor Technologies Operating Co. LLC 2021 Term Loan B4	7.179% (1 mo. USD Term SOFR + 1.75%	)	4/28/2028	43,608,930	43,745,208
Jane Street Group LLC 2024 Term Loan B	7.944% (1 mo. USD Term SOFR + 2.50%	)	1/26/2028	12,319,290	12,373,926
Nuvei Technologies Corp. USD Term Loan (Canada)(c)	-	(i)	12/19/2030	3,011,765	3,028,977
Setanta Aircraft Leasing Designated Activity Co. 2024 Term Loan B (Ireland)(c)	7.072% (3 mo. USD Term SOFR + 1.75%	)	11/5/2028	19,601,935	19,702,983
Total					169,878,057

Electric 0.18%
Calpine Corp. 2024 Term Loan B5	–	(i)	12/16/2027	76,259,239	76,517,377

Entertainment 0.08%
Live Nation Entertainment, Inc. Term Loan B4	7.171% (1 mo. USD Term SOFR + 1.75%	)	10/19/2026	22,278,777	22,288,691
William Morris Endeavor Entertainment LLC 2018 1st Lien Term Loan	–	(i)	5/18/2025	13,000,000	13,048,750
Total					35,337,441

Financial 0.04%
LPL Holdings, Inc. 2019 Term Loan B1	7.163% (1 mo. USD Term SOFR + 1.75%	)	11/12/2026	18,689,319	18,757,441

Food 0.05%
U.S. Foods, Inc. 2019 Term Loan B	7.444% (1 mo. USD Term SOFR + 2.00%	)	9/13/2026	18,675,482	18,776,609

Food Service 0.32%
Aramark Services, Inc. 2019 Term Loan B4	7.194% (1 mo. USD Term SOFR + 1.75%	)	1/15/2027	61,245,500	61,390,958
Aramark Services, Inc. 2024 Term Loan B7	7.329% (1 mo. USD Term SOFR + 2.00%	)	4/6/2028	31,953,495	32,077,315
Mars, Inc. Term Loan	11.127% (3 mo. USD Term SOFR + 5.80%	)	7/15/2024	40,044,118	40,047,321
Total					133,515,594

See Notes to Financial Statements.	241

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Health Care Products 0.38%
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 1	6.548% (1 mo. USD Term SOFR + 1.13%	)	9/30/2024	$1,288,288	$1,290,704
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 2	6.673% (1 mo. USD Term SOFR + 1.25%	)	9/30/2026	36,937,500	36,914,414
Solventum Corp. Delayed Draw Term Loan	–	(i)	8/15/2025	41,434,000	41,537,585
Solventum Corp. Term Loan	6.796% (1 mo. USD Term SOFR + 1.38%	)	2/16/2027	81,583,000	81,633,989
Total					161,376,692

Health Care Services 0.26%
DaVita, Inc. 2020 Term Loan B	7.194% (1 mo. USD Term SOFR + 1.75%	)	8/12/2026	52,076,271	52,153,865
HCA, Inc. 2021 Term Loan A	6.804% (1 mo. USD Term SOFR + 1.38%	)	6/30/2026	58,867,846	59,015,015
Total					111,168,880

Health Services 0.57%
Catalent Pharma Solutions, Inc. 2021 Term Loan B3	7.435% (1 mo. USD Term SOFR + 2.00%	)	2/22/2028	159,380,246	159,450,374
IQVIA, Inc. 2022 Term Loan A2	6.679% - 6.70% (1 mo. USD Term SOFR + 1.25% (3 mo. USD Term SOFR + 1.25%	) )	6/16/2027	81,329,135	81,125,812
Total					240,576,186

Housing 0.50%
SRS Distribution, Inc. 2021 Term Loan B	8.944% (1 mo. USD Term SOFR + 3.50%	)	6/2/2028	210,541,728	212,110,264

Internet 0.09%
Gen Digital, Inc. 2021 Term Loan A	6.929% (1 mo. USD Term SOFR + 1.50%	)	9/10/2027	34,621,077	34,704,168
Match Group, Inc. 2020 Term Loan B	7.233% (3 mo. USD Term SOFR + 1.75%	)	2/13/2027	3,000,000	3,003,750
Total					37,707,918

Leisure Time 0.05%
Carnival Corp. 2024 Term Loan B2	8.075% (1 mo. USD Term SOFR + 2.75%	)	8/8/2027	19,147,171	19,295,562

242	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Lodging 0.27%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B3	7.175% (1 mo. USD Term SOFR + 1.75%	)	6/21/2028	$94,414,424	$94,788,306
Wynn Resorts Ltd. 2019 Term Loan A	7.179% (1 mo. USD Term SOFR + 1.75%	)	9/20/2024	17,186,088	17,229,053
Total					112,017,359

Manufacturing 0.34%
DirecTV Financing LLC Term Loan	10.444% (1 mo. USD Term SOFR + 5.00%	)	8/2/2027	34,621,002	34,794,108
Virgin Media Bristol LLC USD Term Loan N	7.931% (1 mo. USD Term SOFR + 2.50%	)	1/31/2028	110,950,000	108,155,724
Total					142,949,832

Media 0.46%
Charter Communications Operating LLC 2019 Term Loan B2	7.052% (1 mo. USD Term SOFR + 1.75%	)	2/1/2027	192,163,026	192,250,460

Oil & Gas 0.29%
Apache Corp. 2024 3 Year Tranche Term Loan A1	7.163% (1 mo. USD Term SOFR + 1.75%	)	1/30/2027	122,550,000	123,392,531

Pharmaceuticals 0.27%
Elanco Animal Health, Inc. Term Loan B	7.163% (1 mo. USD Term SOFR + 1.75%	)	8/1/2027	113,714,887	113,709,769

Pipelines 0.11%
Buckeye Partners LP 2024 Term Loan B3	7.329% (1 mo. USD Term SOFR + 2.00%	)	11/1/2026	47,935,182	48,057,896

Real Estate Investment Trusts 0.59%
Invitation Homes Operating Partnership LP 2020 Term Loan A	6.429% (1 mo. USD Term SOFR + 1.00%	)	1/31/2025	248,640,020	247,396,820

Regional 0.12%
Seminole Tribe of Florida 2022 Term Loan A	6.452% (3 mo. USD Term SOFR + 1.00%	)	5/13/2027	50,164,583	49,537,526

Retail 0.19%
KFC Holding Co. 2021 Term Loan B	7.185% (1 mo. USD Term SOFR + 1.75%	)	3/15/2028	81,791,248	82,038,257

See Notes to Financial Statements.	243

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Semiconductors 0.61%
Broadcom, Inc. 2023 Term Loan A3	6.579% (1 mo. USD Term SOFR + 1.25%	)	8/14/2026	$233,426,902	$232,259,767
Marvell Technology Group Ltd. 2020 5 Year Term Loan A	6.803% (1 mo. USD Term SOFR + 1.38%	)	12/7/2025	26,606,494	26,689,640
Total					258,949,407
Total Floating Rate Loans (cost $3,035,296,058)					3,032,249,507

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.10%

Colombia 0.01%
Colombia Government International Bonds	3.875%		4/25/2027	5,913,000	5,557,236

Romania 0.09%
Romania Government International Bonds†	5.875%		1/30/2029	37,756,000	37,467,393
Total Foreign Government Obligations (cost $43,076,268)					43,024,629

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.03%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 061 Class X1(j)	0.149%	#(k)	11/25/2026	496,587,380	1,889,267
Government National Mortgage Association Series 2013-193 IO(j)	0.168%	#(k)	1/16/2055	725,905	9,579
Government National Mortgage Association Series 2014-112 Class A	3.00%	#(k)	1/16/2048	6,385,754	5,611,417
Government National Mortgage Association Series 2014-186 Class AP	2.80%		4/16/2050	1,982,949	1,886,454
Government National Mortgage Association Series 2014-78 IO(j)	0.007%	#(k)	3/16/2056	8,877,902	5,737
Government National Mortgage Association Series 2015-19 Class AD	2.90%		10/16/2055	1,496,157	1,452,932
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $12,181,681)					10,855,386

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.21%
Federal Home Loan Mortgage Corp.	5.89% (1 yr. USD RFUCCT + 1.64%	)#	11/1/2043	383,994	384,978
Federal Home Loan Mortgage Corp.	6.077% (1 yr. USD RFUCCT + 1.79%	)#	10/1/2038	1,560,374	1,606,404
Federal Home Loan Mortgage Corp.	6.08% (1 yr. USD RFUCCT + 1.78%	)#	5/1/2036	1,255,248	1,286,482
Federal Home Loan Mortgage Corp.	6.089% (1 yr. USD RFUCCT + 1.79%	)#	12/1/2036	2,913,931	2,998,928

244	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	6.101% (1 yr. USD RFUCCT + 1.66%	)#	2/1/2038	$1,824,936	$1,867,777
Federal Home Loan Mortgage Corp.	6.103% (1 yr. USD RFUCCT + 1.72%	)#	4/1/2037	2,094,346	2,148,325
Federal Home Loan Mortgage Corp.	6.128% (1 yr. USD RFUCCT + 1.88%	)#	9/1/2035	1,050,894	1,080,374
Federal Home Loan Mortgage Corp.	6.143% (1 yr. USD RFUCCT + 1.89%	)#	12/1/2040	251,069	252,370
Federal Home Loan Mortgage Corp.	6.159% (1 yr. USD RFUCCT + 1.88%	)#	12/1/2040	2,069,373	2,133,348
Federal Home Loan Mortgage Corp.	6.161% (1 yr. USD RFUCCT + 1.79%	)#	6/1/2041	1,306,215	1,342,609
Federal Home Loan Mortgage Corp.	6.207% (1 yr. USD RFUCCT + 1.96%	)#	2/1/2037	1,914,110	1,974,166
Federal Home Loan Mortgage Corp.	6.219% (1 yr. USD RFUCCT + 1.92%	)#	9/1/2036	3,661,008	3,766,226
Federal Home Loan Mortgage Corp.	6.295% (1 yr. USD RFUCCT + 1.85%	)#	6/1/2042	2,967,290	3,045,203
Federal Home Loan Mortgage Corp.	6.444% (1 yr. USD RFUCCT + 1.76%	)#	5/1/2037	1,426,078	1,460,305
Federal Home Loan Mortgage Corp.	6.473% (1 yr. CMT + 2.50%	)#	12/1/2035	1,701,871	1,758,699
Federal National Mortgage Association	5.526% (1 yr. USD RFUCCT + 1.60%	)#	11/1/2036	411,404	414,250
Federal National Mortgage Association	5.696% (1 yr. USD RFUCCT + 1.45%	)#	12/1/2035	3,165,908	3,236,547
Federal National Mortgage Association	5.787% (1 yr. USD RFUCCT + 1.53%	)#	10/1/2035	2,710,341	2,776,794
Federal National Mortgage Association	5.793% (1 yr. USD RFUCCT + 1.50%	)#	2/1/2036	1,742,033	1,784,509
Federal National Mortgage Association	5.885% (1 yr. USD RFUCCT + 1.54%	)#	6/1/2038	573,408	574,678
Federal National Mortgage Association	5.927% (1 yr. USD RFUCCT + 1.62%	)#	8/1/2038	598,928	601,627
Federal National Mortgage Association	5.944% (1 yr. USD RFUCCT + 1.52%	)#	3/1/2039	1,549,347	1,586,716
Federal National Mortgage Association	5.951% (1 yr. USD RFUCCT + 1.72%	)#	6/1/2042	913,280	941,211
Federal National Mortgage Association	5.956% (1 yr. USD RFUCCT + 1.64%	)#	9/1/2038	1,552,604	1,590,359
Federal National Mortgage Association	5.977% (1 yr. USD RFUCCT + 1.62%	)#	4/1/2038	1,794,943	1,842,311

See Notes to Financial Statements.	245

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	5.999% (1 yr. USD RFUCCT + 1.80%	)#	3/1/2042	$1,438,857	$1,483,321
Federal National Mortgage Association	6.016% (1 yr. USD RFUCCT + 1.81%	)#	11/1/2040	4,719,905	4,867,112
Federal National Mortgage Association	6.031% (1 yr. USD RFUCCT + 1.58%	)#	8/1/2034	3,244,771	3,312,541
Federal National Mortgage Association	6.046% (1 yr. USD RFUCCT + 1.81%	)#	1/1/2042	3,221,056	3,322,265
Federal National Mortgage Association	6.05% (1 yr. USD RFUCCT + 1.79%	)#	1/1/2041	1,298,437	1,340,581
Federal National Mortgage Association	6.056%		12/1/2036 - 1/1/2038	2,191,525	2,248,530
Federal National Mortgage Association	6.061%		10/1/2040 - 12/1/2040	1,352,382	1,397,296
Federal National Mortgage Association	6.064% (1 yr. USD RFUCCT + 1.79%	)#	1/1/2041	2,729,808	2,823,131
Federal National Mortgage Association	6.076% (1 yr. USD RFUCCT + 1.82%	)#	12/1/2040	1,908,360	1,971,176
Federal National Mortgage Association	6.152% (1 yr. USD RFUCCT + 1.73%	)#	10/1/2036	1,571,159	1,614,595
Federal National Mortgage Association	6.154% (1 yr. USD RFUCCT + 1.61%	)#	8/1/2037	2,202,160	2,251,043
Federal National Mortgage Association	6.158% (1 yr. USD RFUCCT + 1.82%	)#	8/1/2041	1,186,524	1,222,091
Federal National Mortgage Association	6.168% (1 yr. USD RFUCCT + 1.81%	)#	4/1/2040	728,070	750,559
Federal National Mortgage Association	6.209% (1 yr. USD RFUCCT + 1.64%	)#	9/1/2036	1,105,267	1,130,523
Federal National Mortgage Association	6.223% (1 yr. CMT + 2.20%	)#	1/1/2038	788,128	809,530
Federal National Mortgage Association	6.239% (1 yr. USD RFUCCT + 1.58%	)#	3/1/2038	1,524,192	1,562,106
Federal National Mortgage Association	6.255% (1 yr. USD RFUCCT + 1.78%	)#	10/1/2036	1,412,029	1,450,421
Federal National Mortgage Association	6.274% (1 yr. USD RFUCCT + 1.75%	)#	11/1/2038	2,137,223	2,196,879
Federal National Mortgage Association	6.357% (1 yr. CMT + 2.24%	)#	3/1/2038	229,010	230,197
Federal National Mortgage Association	6.383% (1 yr. USD RFUCCT + 1.85%	)#	7/1/2040	525,762	531,334
Federal National Mortgage Association	6.695% (1 yr. USD RFUCCT + 1.89%	)#	12/1/2038	957,839	988,768

246	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	6.865% (1 yr. USD RFUCCT + 1.75%	)#	5/1/2042	$2,966,752	$3,045,823
Federal National Mortgage Association	7.516% (1 yr. USD RFUCCT + 1.60%	)#	10/1/2045	1,072,186	1,100,705
Federal National Mortgage Association	7.581% (1 yr. USD RFUCCT + 1.60%	)#	12/1/2045	1,823,505	1,873,276
Federal National Mortgage Association	7.687% (1 yr. USD RFUCCT + 1.60%	)#	12/1/2045	2,336,288	2,401,346
Total Government Sponsored Enterprises Pass-Throughs (cost $89,122,668)					88,380,345

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.35%
1211 Avenue of the Americas Trust Series 2015-1211 Class XA†(j)	0.242%	#(k)	8/10/2035	214,200,000	447,935
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(k)	12/25/2059	4,248,315	4,009,114
Angel Oak Mortgage Trust Series 2020-6 Class A1†	1.261%	#(k)	5/25/2065	9,155,149	8,135,998
Banc of America Commercial Mortgage Trust Series 2016-UB10 Class XA(j)	1.724%	#(k)	7/15/2049	45,473,950	995,657
BBCMS Mortgage Trust Series 2018-TALL Class A†	6.236% (1 mo. USD Term SOFR + 0.92%	)#	3/15/2037	34,308,000	32,738,769
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.388% (1 mo. USD Term SOFR + 1.07%	)#	11/15/2034	31,910,000	22,576,325
BBCMS Mortgage Trust Series 2019-BWAY Class B†	6.742% (1 mo. USD Term SOFR + 1.42%	)#	11/15/2034	26,023,000	6,798,249
BBCMS Mortgage Trust Series 2019-BWAY Class C†	7.042% (1 mo. USD Term SOFR + 1.72%	)#	11/15/2034	10,000,000	1,671,915
BBCMS Mortgage Trust Series 2020-C7 Class A2	2.021%		4/15/2053	13,250,000	12,501,013
BBCMS Trust Series 2015-VFM Class A1†	2.466%		3/10/2036	8,197,826	7,867,170
BDS Ltd. Series 2021-FL8 Class A†	6.355% (1 mo. USD Term SOFR + 1.03%	)#	1/18/2036	2,937,381	2,927,006
Benchmark Mortgage Trust Series 2021 B23 Class A2	1.62%		2/15/2054	28,550,000	26,520,729
BWAY Mortgage Trust Series 2013-1515 Class A1†	2.809%		3/10/2033	1,433,891	1,412,686
BWAY Mortgage Trust Series 2013-1515 Class XB†(j)	0.403%	#(k)	3/10/2033	103,040,000	125,451
BX Commercial Mortgage Trust Series 2021-ACNT Class A†	6.282% (1 mo. USD Term SOFR + 0.96%	)#	11/15/2038	38,689,205	38,546,647

See Notes to Financial Statements.	247

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	6.12% (1 mo. USD Term SOFR + 0.80%	)#	10/15/2038	$32,339,139	$32,077,173
BX Commercial Mortgage Trust Series 2023-VLT2 Class A†	7.598% (1 mo. USD Term SOFR + 2.28%	)#	6/15/2040	24,000,000	23,987,270
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.708% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	53,127,633	53,236,327
BX Trust Series 2021-ARIA Class E†	7.676% (1 mo. USD Term SOFR + 2.36%	)#	10/15/2036	27,145,000	26,713,845
BX Trust Series 2021-RISE Class A†	6.179% (1 mo. USD Term SOFR + 0.86%	)#	11/15/2036	44,109,310	43,754,243
BX Trust Series 2022-LBA6 Class A†	6.317% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	46,690,000	46,519,189
BX Trust Series 2022-PSB Class A†	7.768% (1 mo. USD Term SOFR + 2.45%	)#	8/15/2039	35,662,172	35,883,384
BX Trust Series 2024-CNYN Class A†	6.759% (1 mo. USD Term SOFR + 1.44%	)#	4/15/2029	69,320,000	69,466,820
BXHPP Trust Series 2021-FILM Class A†	6.082% (1 mo. USD Term SOFR + 0.76%	)#	8/15/2036	122,720,000	118,008,251
BXMT Ltd. Series 2021-FL4 Class A†	6.485% (1 mo. USD Term SOFR + 1.16%	)#	5/15/2038	40,600,432	38,976,415
CF Trust Series 2019-BOSS Class A1†	8.614% (1 mo. USD Term SOFR + 3.30%	)#	12/15/2024	63,488,000	63,641,654
CFCRE Commercial Mortgage Trust Series 2016-C4 Class XA(j)	1.598%	#(k)	5/10/2058	55,900,550	1,227,386
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(j)	1.073%	#(k)	11/10/2049	141,649,431	2,681,650
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(j)	0.637%	#(k)	12/10/2054	131,828,568	1,732,557
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class XB†(j)	0.131%	#(k)	9/10/2045	130,156,625	1,302
Citigroup Commercial Mortgage Trust Series 2014-GC21 Class XA(j)	0.829%	#(k)	5/10/2047	6,093,937	61	(b)
Citigroup Commercial Mortgage Trust Series 2014-GC23 Class XB(j)	0.163%	#(k)	7/10/2047	120,131,000	2,006
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class AAB	2.944%		2/10/2048	466,790	465,178
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class XA(j)	1.30%	#(k)	2/10/2048	92,162,410	407,017
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(j)	0.324%	#(k)	6/10/2048	217,568,962	504,064

248	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust Series 2015-GC35 Class XA(j)	0.708%	#(k)	11/10/2048	$146,362,745	$1,021,349
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	16,900,000	16,157,313
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class XA(j)	1.205%	#(k)	2/10/2049	88,733,981	1,313,210
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class A4	3.314%		4/10/2049	44,660,000	42,794,512
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class XA(j)	1.647%	#(k)	4/10/2049	49,723,666	1,024,447
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A2	3.788%		3/10/2051	2,660,425	2,655,519
COMM Mortgage Trust Series 2015-CR25 Class A3	3.505%		8/10/2048	8,134,973	7,964,436
Commercial Mortgage Pass-Through Certificates Series 2012-CR4 Class XA(j)	1.144%	#(k)	10/15/2045	40,900,034	409
Commercial Mortgage Pass-Through Certificates Series 2014-CR17 Class A5	3.977%		5/10/2047	1,794,971	1,781,958
Commercial Mortgage Pass-Through Certificates Series 2014-CR19 Class A5	3.796%		8/10/2047	335,267	334,226
Commercial Mortgage Pass-Through Certificates Series 2014-CR21 Class XA(j)	0.828%	#(k)	12/10/2047	88,027,701	144,559
Commercial Mortgage Pass-Through Certificates Series 2014-LC17 Class XA(j)	0.642%	#(k)	10/10/2047	71,046,849	710
Commercial Mortgage Pass-Through Certificates Series 2014-UBS3 Class A4	3.819%		6/10/2047	4,321,237	4,310,842
Commercial Mortgage Pass-Through Certificates Series 2014-UBS5 Class A4	3.838%		9/10/2047	25,610,000	25,467,736
Commercial Mortgage Pass-Through Certificates Series 2014-UBS5 Class XA(j)	0.755%	#(k)	9/10/2047	132,013,102	1,320
Commercial Mortgage Pass-Through Certificates Series 2015-DC1 Class A5	3.35%		2/10/2048	30,434,000	29,933,157
Commercial Mortgage Pass-Through Certificates Series 2015-LC21 Class A4	3.708%		7/10/2048	15,978,000	15,626,698
Commercial Mortgage Pass-Through Certificates Series 2015-PC1 Class A5	3.902%		7/10/2050	45,504,000	44,723,051
Commercial Mortgage Pass-Through Certificates Series 2015-PC1 Class XA†(j)	0.369%	#(k)	7/10/2050	114,487,987	236,486
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(j)	1.345%	#(k)	8/10/2049	94,555,834	1,788,098
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(j)	0.54%	#(k)	9/15/2037	113,021,624	399,373

See Notes to Financial Statements.	249

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM5 Class A1†	0.938%	#(k)	5/25/2066	$5,213,438	$4,175,560
CSAIL Commercial Mortgage Trust Series 2016-C6 Class XA(j)	1.856%	#(k)	1/15/2049	125,734,041	3,001,938
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5	3.502%		11/15/2049	24,857,993	23,357,950
CSAIL Commercial Mortgage Trust Series 2016-C7 Class XA(j)	0.927%	#(k)	11/15/2049	196,439,380	2,814,171
CSMC Trust Series 2021-BPNY Class A†	9.146% (1 mo. USD Term SOFR + 3.83%	)#	8/15/2026	44,750,000	40,276,428
DBJPM Mortgage Trust Series 2016-C3 Class XA(j)	1.406%	#(k)	8/10/2049	157,193,205	3,591,205
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034	5,309,196	5,045,689
DBWF Mortgage Trust Series 2015-LCM Class XA†(j)	0.423%	#(k)	6/10/2034	10,491,184	47,174
Ellington Financial Mortgage Trust Series 2020-2 Class A1†	1.178%	#(k)	10/25/2065	7,253,875	6,446,873
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7 Class M1†	6.174% (30 day USD SOFR Average + 0.85%	)#	11/25/2041	5,920,354	5,920,770
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7 Class M2†	7.124% (30 day USD SOFR Average + 1.80%	)#	11/25/2041	35,220,000	35,564,934
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3 Class M1†	6.174% (30 day USD SOFR Average + 0.85%	)#	9/25/2041	16,441,189	16,383,380
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	6.274% (30 day USD SOFR Average + 0.95%	)#	12/25/2041	73,065,387	72,949,586
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M1A†	7.324% (30 day USD SOFR Average + 2.00%	)#	4/25/2042	21,159,301	21,485,721
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M1A†	7.524% (30 day USD SOFR Average + 2.20%	)#	5/25/2042	17,502,009	17,807,363
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA6 Class M1A†	7.474% (30 day USD SOFR Average + 2.15%	)#	9/25/2042	8,736,986	8,848,589
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	6.674% (30 day USD SOFR Average + 1.35%	)#	2/25/2044	23,787,674	23,942,399

250	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	6.574% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	$43,450,000	$43,549,683
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	6.574% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	19,586,655	19,631,195
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R02 Class 2M1†	6.224% (30 day USD SOFR Average + 0.90%	)#	11/25/2041	3,542,417	3,544,422
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M1†	7.624% (30 day USD SOFR Average + 2.30%	)#	5/25/2043	17,178,307	17,636,243
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R06 Class 1M1†	7.024% (30 day USD SOFR Average + 1.70%	)#	7/25/2043	7,046,656	7,098,804
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R02 Class 1M1†	6.424% (30 day USD SOFR Average + 1.10%	)#	2/25/2044	9,670,150	9,690,981
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R03 Class 2M1†	6.474% (30 day USD SOFR Average + 1.15%	)#	3/25/2044	16,701,425	16,711,426
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R04 Class 1A1†	6.324% (30 day USD SOFR Average + 1.00%	)#	5/25/2044	37,150,000	37,173,219
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	6.524% (30 day USD SOFR Average + 1.20%	)#	1/25/2042	9,044,425	9,049,443
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R04 Class 1M1†	7.324% (30 day USD SOFR Average + 2.00%	)#	3/25/2042	16,396,818	16,664,035
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.874% (30 day USD SOFR Average + 2.55%	)#	7/25/2042	23,464,035	24,176,884

See Notes to Financial Statements.	251

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.73% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	$19,928,062	$20,522,807
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	7.824% (30 day USD SOFR Average + 2.50%	)#	4/25/2043	31,446,983	32,008,525
GS Mortgage Securities Corp. Trust Series 2017-GPTX Class B†	3.104%		5/10/2034	28,194,000	6,515,735
GS Mortgage Securities Corp. Trust Series 2021-ARDN Class A†	6.681% (1 mo. USD Term SOFR + 1.36%	)#	11/15/2036	47,270,000	46,864,986
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.582% (1 mo. USD Term SOFR + 1.26%	)#	5/15/2026	47,760,000	44,484,347
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class G†	10.082% (1 mo. USD Term SOFR + 4.76%	)#	5/15/2026	15,000,000	5,781,915
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class H†	11.332% (1 mo. USD Term SOFR + 6.01%	)#	5/15/2026	19,706,000	6,608,624
GS Mortgage Securities Trust Series 2012-GCJ9 Class XB†(j)	Zero Coupon	#(k)	11/10/2045	36,801,458	368
GS Mortgage Securities Trust Series 2014-GC26 Class XA(j)	0.896%	#(k)	11/10/2047	62,685,864	54,693
GS Mortgage Securities Trust Series 2015-GC34 Class A4	3.506%		10/10/2048	34,627,000	33,066,583
GS Mortgage Securities Trust Series 2015-GS1 Class XA(j)	0.753%	#(k)	11/10/2048	87,167,459	715,218
GS Mortgage Securities Trust Series 2016-GS2 Class A4	3.05%		5/10/2049	28,917,000	27,518,776
GS Mortgage Securities Trust Series 2016-GS2 Class XA(j)	1.726%	#(k)	5/10/2049	158,025,960	3,617,404
GS Mortgage Securities Trust Series 2020-GC45 Class A2	2.898%		2/13/2053	15,180,000	14,447,902
HMH Trust Series 2017-NSS Class A†	3.062%		7/5/2031	33,687,000	28,198,508
HMH Trust Series 2017-NSS Class B†	3.343%		7/5/2031	21,685,000	14,722,465	(b)
HMH Trust Series 2017-NSS Class C†	3.787%		7/5/2031	16,116,000	8,937,552	(b)
HMH Trust Series 2017-NSS Class D†	4.723%		7/5/2031	21,309,000	5,764,292	(b)
HONO Mortgage Trust Series 2021-LULU Class A†	6.582% (1 mo. USD Term SOFR + 1.26%	)#	10/15/2036	25,030,000	24,202,278

252	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XA10†(j)	1.293%	#(k)	8/5/2034	$150,785,000	$1,695,889
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XA7†(j)	1.245%	#(k)	8/5/2034	126,223,964	17,426
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class XA(j)	0.942%	#(k)	4/15/2046	4,075,335	41
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C24 Class XA(j)	0.813%	#(k)	11/15/2047	81,170,485	30,788
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C25 Class XA(j)	0.792%	#(k)	11/15/2047	138,924,546	69,851
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	163,798,100	56,641,383
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class B†	3.771%		6/10/2027	20,772,000	2,893,176
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class C†	3.805%	#(k)	6/10/2027	14,352,000	942,603
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.805%	#(k)	6/10/2027	25,795,381	542,245
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XA†(j)	0.376%	#(k)	6/10/2027	102,274,000	439,962
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XB†(j)	0.034%	#(k)	6/10/2027	45,476,000	40,835
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C29 Class XA(j)	0.539%	#(k)	5/15/2048	45,139,897	177,106
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(j)	0.572%	#(k)	12/15/2049	135,031,480	1,438,652
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class A3	3.379%		9/15/2050	8,121,173	7,961,036
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(j)	0.973%	#(k)	9/15/2050	247,856,734	5,178,818
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class A†	6.634% (1 mo. USD Term SOFR + 1.32%	)#	11/15/2035	13,730,000	13,085,733
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class A†	6.814% (1 mo. USD Term SOFR + 1.50%	)#	4/15/2031	25,048,000	16,995,068
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class B†	7.514% (1 mo. USD Term SOFR + 2.20%	)#	4/15/2031	14,359,000	8,734,413
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class C†	7.914% (1 mo. USD Term SOFR + 2.60%	)#	4/15/2031	10,408,000	5,819,902

See Notes to Financial Statements.	253

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX†(j)	1.116%	#(k)	7/5/2033	$155,900,000	$3,587,851
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class A†	3.884%		1/5/2034	31,603,312	30,050,955
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class B†	4.235%		1/5/2034	13,737,000	13,112,864
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class C†	4.536%		1/5/2034	12,800,000	12,168,395	(b)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-UES Class A†	3.81%		5/5/2032	6,460,000	6,107,651
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class A†	6.732% (1 mo. USD Term SOFR + 1.41%	)#	8/15/2033	50,480,000	48,175,931
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class B†	7.882% (1 mo. USD Term SOFR + 2.56%	)#	8/15/2033	41,740,000	38,354,354	(b)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class C†	9.382% (1 mo. USD Term SOFR + 4.06%	)#	8/15/2033	37,430,000	29,739,679
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class XA(j)	0.917%	#(k)	1/15/2048	114,137,458	86,311
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA(j)	0.417%	#(k)	7/15/2048	102,225,521	342,548
Key Commercial Mortgage Securities Trust Series 2019-S2 Class A1†	2.656%		6/15/2052	2,981,579	2,965,620
Key Commercial Mortgage Securities Trust Series 2019-S2 Class X†(j)	1.388%	#(k)	6/15/2052	111,846,853	5,078,306
KIND Trust Series 2021-KIND Class A†	6.385% (1 mo. USD Term SOFR + 1.06%	)#	8/15/2038	77,046,719	75,810,558
Ladder Capital Commercial Mortgage Trust Series 2013-GCP Class A1†	3.575%		2/15/2036	4,141,333	3,867,536
Life Mortgage Trust Series 2022-BMR2 Class A1†	6.612% (1 mo. USD Term SOFR + 1.30%	)#	5/15/2039	52,370,000	51,519,998
LSTAR Commercial Mortgage Trust Series 2016-4 Class XA†(j)	1.677%	#(k)	3/10/2049	57,758,292	564,784
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	30,192,275	29,559,876
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class XB†(j)	0.098%	#(k)	5/15/2046	76,447,509	97,665
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014 C19 Class XA(j)	0.879%	#(k)	12/15/2047	86,564,235	40,685	(b)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 Class A4	3.325%		5/15/2049	18,050,000	17,215,895

254	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 Class XA(j)	1.504%	#(k)	5/15/2049	$104,266,327	$1,899,534
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(j)	1.262%	#(k)	11/15/2049	215,269,188	4,724,728
Morgan Stanley Capital I Trust Series 2015-UBS8 Class ASB	3.626%		12/15/2048	2,280,453	2,249,038
Morgan Stanley Capital I Trust Series 2016-UB11 Class XA(j)	1.435%	#(k)	8/15/2049	65,612,280	1,578,546
Morgan Stanley Capital I Trust Series 2016-UB11 Class XB(j)	0.879%	#(k)	8/15/2049	121,222,774	2,082,632
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	4,036,186	3,867,240
MTK Mortgage Trust Series 2021-GRNY Class A†	7.182% (1 mo. USD Term SOFR + 1.86%	)#	12/15/2038	23,552,500	23,335,274
MTN Commercial Mortgage Trust Series 2022-LPFL Class A†	6.717% (1 mo. USD Term SOFR + 1.40%	)#	3/15/2039	13,544,000	13,402,880
New Residential Mortgage Loan Trust Series 2020-NQM1 Class A1†	2.464%	#(k)	1/26/2060	5,168,982	4,733,113
One New York Plaza Trust Series 2020-1NYP Class A†	6.382% (1 mo. USD Term SOFR + 1.06%	)#	1/15/2036	28,097,000	27,356,669
Palisades Center Trust Series 2016-PLSD Class C†	3.998%		4/13/2033	40,040,000	4,041,594
Palisades Center Trust Series 2016-PLSD Class D†	4.737%		4/13/2033	34,071,926	719,088
Ready Capital Mortgage Financing LLC Series 2021-FL6 Class A†	6.389% (1 mo. USD Term SOFR + 1.06%	)#	7/25/2036	12,380,006	12,283,157
Ready Capital Mortgage Financing LLC Series 2022-FL8 Class A†	6.974% (30 day USD SOFR Average + 1.65%	)#	1/25/2037	43,831,215	43,803,820
Ready Capital Mortgage Trust Series 2019-5 Class A†	3.777%		2/25/2052	42,679	42,579
ReadyCap Commercial Mortgage Trust Series 2018-4 Class A†	3.39%		2/27/2051	1,810,677	1,747,499
ReadyCap Commercial Mortgage Trust Series 2019-6 Class A†	2.833%		10/25/2052	17,460,504	16,989,362
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(k)	1/26/2060	1,906,638	1,829,079
Shops at Crystals Trust Series 2016-CSTL Class XA†(j)	0.606%	#(k)	7/5/2036	112,000,000	1,119,399
SHOW Trust Series 2022-BIZ Class A†	8.304% (1 mo. USD Term SOFR + 2.98%	)#	1/15/2027	186,000,000	174,532,265
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	6.317% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	56,740,000	56,393,392

See Notes to Financial Statements.	255

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(k)	2/25/2050	$1,269,981	$1,188,992
Starwood Mortgage Residential Trust Series 2021-2 Class A1†	0.943%	#(k)	5/25/2065	5,944,709	5,385,114
UBS Commercial Mortgage Trust Series 2017-C6 Class XA(j)	1.151%	#(k)	12/15/2050	256,058,196	7,511,339
Verus Securitization Trust Series 2020-1 Class A1†	3.417%	(d)	1/25/2060	3,874,978	3,708,010
Verus Securitization Trust Series 2021-R2 Class A1†	0.918%	#(k)	2/25/2064	6,558,616	5,805,505
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XA(j)	0.583%	#(k)	6/15/2048	118,795,653	495,734
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class XA(j)	0.643%	#(k)	9/15/2048	136,956,468	649,050
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(j)	1.709%	#(k)	8/15/2049	178,843,393	4,645,457
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A4	3.56%		1/15/2059	14,295,000	13,774,330
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class XA(j)	2.058%	#(k)	6/15/2049	114,207,485	2,620,514
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XB(j)	0.628%	#(k)	8/15/2047	77,368,500	35,907
WF-RBS Commercial Mortgage Trust Series 2014-C22 Class XA(j)	0.738%	#(k)	9/15/2057	61,896,912	28,794
WF-RBS Commercial Mortgage Trust Series 2014-C22 Class XB(j)	0.447%	#(k)	9/15/2057	37,769,102	33,698
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,157,056,487)					2,680,624,629

U.S. TREASURY OBLIGATIONS 3.22%
U.S. Treasury Inflation-Indexed Notes(l)	0.25%		1/15/2025	337,204,968	330,912,719
U.S. Treasury Notes	4.125%		1/31/2025	289,389,000	287,222,142
U.S. Treasury Notes	4.25%		1/31/2026	178,859,700	176,823,075
U.S. Treasury Notes	4.625%		2/28/2026	250,000,000	248,671,875
U.S. Treasury Notes	5.00%		9/30/2025	317,391,300	317,075,150
Total U.S. Treasury Obligations (cost $1,361,680,278)					1,360,704,961
Total Long-Term Investments (cost $42,663,770,035)					41,814,452,950

SHORT-TERM INVESTMENTS 1.08%

COMMERCIAL PAPER 0.24%

Retail 0.24%
Walgreens Boots Alliance, Inc.† (cost $100,259,443)	6.557%		7/31/2024	101,304,000	100,259,443

256	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 0.84%
Repurchase Agreement dated 5/31/2024, 2.800% due 6/3/2024 with Fixed Income Clearing Corp. collateralized by $360,542,800 of U.S. Treasury Note at 4.875% due 5/31/2026; value: $360,190,719; proceeds: $353,210,531 (cost $353,128,134)	$353,128,134	$353,128,134
Total Short-Term Investments (cost $453,387,577)		453,387,577
Total Investments in Securities 100.13% (cost $43,117,157,612)		42,267,840,527
Other Assets and Liabilities – Net(m) (0.13)%		(53,824,479)
Net Assets 100.00%		$42,214,016,048

CAD	Canadian Dollar.
EUR	Euro.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2024, the total value of Rule 144A securities was $22,262,913,680, which represents 52.74% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2024.
(a)	Securities purchased on a when-issued basis (See Note 2(j)).
(b)	Level 3 Investment as described in Note 2(u) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	Step Bond – Security with a predetermined schedule of interest rate changes.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2024.
(h)	Level 3 Investment as described in Note 2(u) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Interest Rate to be determined.
(j)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

See Notes to Financial Statements.	257

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at May 31, 2024(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
Markit CDX.NA.IG.S41(4)	Goldman Sachs	1.00%	12/20/2028	$216,728,000	$1,832,696	$3,117,868	$4,950,564

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $3,117,868. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Interest Rate Swap Contracts at May 31, 2024:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs(1)	3.872%	12-Month USD SOFR Index	5/31/2028	$2,290,863,000	$40,174,246	(2)

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Depreciation
Goldman Sachs(1)	12-Month USD SOFR Index	4.258%	3/25/2027	$3,052,079,000	$(24,430,183	)(3)
Goldman Sachs(1)	12-Month USD SOFR Index	4.264%	3/31/2026	2,533,915,000		(24,740,462)
Goldman Sachs(1)	12-Month USD SOFR Index	4.718%	9/28/2025	2,988,105,000		(11,983,975)
Goldman Sachs(1)	12-Month USD SOFR Index	5.013%	3/7/2025	4,455,618,000	(10,107,703	)(4)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts						$(71,262,323)

SOFR	Secured Overnight Financing Rate.
(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).
(2)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $48,338,635, which includes upfront payment of $(8,164,389). Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $24,470,030, which includes upfront payment of $39,847. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(4)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $10,088,157, which includes upfront payment of $(19,546). Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at May 31, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	2.079%	CPI Urban Consumer NSA	7/15/2024	$117,695,000	$1,167,856
Goldman Sachs	2.285%	CPI Urban Consumer NSA	7/15/2025	117,695,000	1,124,160
Goldman Sachs	2.548%	CPI Urban Consumer NSA	3/27/2025	245,000,000	2,396,396
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$4,688,412

NSA	Non-seasonally adjusted.

258	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at May 31, 2024(1):

Referenced Indexes/Issuers*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	$2,776,566	$(25,754)	$(282,237)	$(307,991)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	1,388,283	(21,022)	(132,973)	(153,995)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	694,141	(7,664)	(69,334)	(76,998)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	1,388,283	(24,675)	(129,320)	(153,995)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	694,141	(10,091)	(66,907)	(76,998)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	1,388,283	(14,910)	(139,085)	(153,995)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	1,388,283	(15,326)	(138,669)	(153,995)
Markit CMBX.NA.AA.6	Morgan Stanley	1.500%	5/11/2063	4,164,849	(33,804)	(428,182)	(461,986)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	6,573,171	(93,331)	(674,621)	(767,952)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	4,695,122	(76,881)	(471,656)	(548,537)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	3,756,098	(54,334)	(384,495)	(438,829)
					$(377,792)	$(2,917,479)	$(3,295,271)

*	The Referenced Index is for the Credit Default Swap Contracts on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $2,917,479.
(4)	Includes upfront payments paid (received).

Forward Foreign Currency Exchange Contracts at May 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Toronto Dominion Bank	8/9/2024	23,204,000	$16,922,588	$17,047,945	$(125,357)

See Notes to Financial Statements.	259

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2024

Futures Contracts at May 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2024	17,567	Short	$(1,863,690,309)	$(1,858,533,703)	$5,156,606

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2024	25,772	Long	$5,251,691,981	$5,249,836,963	$(1,855,018)

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$5,368,487,812	$34,614,325	$5,403,102,137
Remaining Industries	–	4,823,216,311	–	4,823,216,311
Corporate Bonds
Oil & Gas	–	2,346,154,451	623	2,346,155,074
Remaining Industries	–	22,026,139,971	–	22,026,139,971
Floating Rate Loans	–	3,032,249,507	–	3,032,249,507
Foreign Government Obligations	–	43,024,629	–	43,024,629
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	10,855,386	–	10,855,386
Government Sponsored Enterprises Pass-Throughs	–	88,380,345	–	88,380,345
Non-Agency Commercial Mortgage-Backed Securities	–	2,600,636,825	79,987,804	2,680,624,629
U.S. Treasury Obligations	–	1,360,704,961	–	1,360,704,961
Short-Term Investments
Commercial Paper	–	100,259,443	–	100,259,443
Repurchase Agreements	–	353,128,134	–	353,128,134
Total	$–	$42,153,237,775	$114,602,752	$42,267,840,527

260	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND May 31, 2024

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$4,950,564	$–	$4,950,564
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	40,174,246	–	40,174,246
Liabilities	–	(71,262,323)	–	(71,262,323)
Centrally Cleared CPI Swap Contracts
Assets	–	4,688,412	–	4,688,412
Liabilities	–	–	–	–
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(3,295,271)	–	(3,295,271)
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(125,357)	–	(125,357)
Futures Contracts
Assets	5,156,606	–	–	5,156,606
Liabilities	(1,855,018)	–	–	(1,855,018)
Total	$3,301,588	$(24,869,729)	$–	$(21,568,141)

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Condensed Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	261

Schedule of Investments (unaudited)

TOTAL RETURN FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
LONG-TERM INVESTMENTS 114.40%

ASSET-BACKED SECURITIES 18.79%

Automobiles 5.92%
Bank of America Auto Trust Series 2023-1A Class A3†	5.53%	2/15/2028	$8,780,000	$8,796,057
BMW Vehicle Lease Trust Series 2023-1 Class A4	5.07%	6/25/2026	11,350,000	11,300,105
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	6,535,000	6,519,462
Carvana Auto Receivables Trust Series 2019-3A Class E†	4.60%	7/15/2026	1,693,910	1,689,283
Carvana Auto Receivables Trust Series NP1 2020-N1A Class E†	5.20%	7/15/2027	9,610,228	9,438,913
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%	5/25/2029	14,330,000	14,279,147
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	18,645,000	18,759,574
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	8,970,000	8,990,896
CPS Auto Receivables Trust Series 2020-A Class E†	4.09%	12/15/2025	362,940	362,651
Exeter Automobile Receivables Trust Series 2020-2A Class E†	7.19%	9/15/2027	10,000,000	10,050,260
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%	9/16/2030	4,450,000	4,936,749
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	8,369,559	8,322,389
Ford Credit Auto Lease Trust Series 2023-A Class A3	4.94%	3/15/2026	13,850,000	13,813,996
Ford Credit Auto Owner Trust Series 2018-1 Class A†	3.19%	7/15/2031	8,711,000	8,578,692
GLS Auto Receivables Issuer Trust Series 2024-2A Class D†	6.19%	2/15/2030	4,745,000	4,756,218
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	8,605,000	8,597,858
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%	1/20/2027	10,505,000	10,480,760
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%	5/20/2027	6,270,000	6,262,489
Santander Drive Auto Receivables Trust Series 2022-5 Class C	4.74%	10/16/2028	6,050,000	5,977,338
Santander Drive Auto Receivables Trust Series 2024-1 Class C	5.45%	3/15/2030	7,800,000	7,766,105
Santander Drive Auto Receivables Trust Series 2024-2 Class D	6.28%	8/15/2031	8,905,000	9,010,017
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%	12/15/2028	10,695,000	10,659,931

262	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Automobiles (continued)
Tricolor Auto Securitization Trust Series 2021-1A Class E†	3.23%		9/15/2026	$1,320,174	$1,316,522
Westlake Automobile Receivables Trust Series 2020-3A Class E†	3.34%		6/15/2026	8,700,000	8,635,661
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%		8/15/2028	4,415,000	4,409,140
Total					203,710,213

Credit Card 2.59%
American Express Credit Account Master Trust Series 2024-2 Class A	5.24%		4/15/2031	9,410,000	9,535,699
Capital One Multi-Asset Execution Trust Series 2022-A1 Class A1	2.80%		3/15/2027	35,150,000	34,416,606
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	13,495,000	13,537,442
Genesis Sales Finance Master Trust Series 2021-AA Class B†	1.45%		12/21/2026	8,410,000	7,999,082
Genesis Sales Finance Master Trust Series 2021-AA Class D†	2.09%		12/21/2026	8,967,000	8,292,442
Perimeter Master Note Business Trust Series 2021-1A Class B†	4.17%		12/15/2026	5,875,000	5,333,408
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47%		2/17/2031	9,915,000	9,939,619
Total					89,054,298

Other 10.24%
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	9,620,000	9,654,999
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	12,780,000	12,947,707
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	2,600,000	2,588,564
AMMC CLO 23 Ltd. Series 2020-23A Class BR2†	7.375% (3 mo. USD Term SOFR + 2.05%	)#	4/17/2035	8,000,000	8,000,015
AMMC CLO XIII Ltd. Series 2013-13A Class A2LR†	7.285% (3 mo. USD Term SOFR + 1.96%	)#	7/24/2029	25,433	25,514
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2 Class A†	6.531% (1 mo. USD Term SOFR + 1.21%	)#	5/15/2036	5,415,393	5,406,052
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	6.501% (1 mo. USD Term SOFR + 1.18%	)#	8/15/2034	4,535,812	4,517,387

See Notes to Financial Statements.	263

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Other (continued)
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	6.781% (1 mo. USD Term SOFR + 1.46%	)#	11/15/2036	$6,317,000	$6,296,274
Avant Loans Funding Trust Series 2021-REV1 Class D†	4.30%		7/15/2030	4,325,000	4,066,952
Avant Loans Funding Trust Series 2022-REV1 Class A†	6.54%		9/15/2031	9,386,487	9,380,152
Bain Capital Credit CLO Ltd. Series 2023-4A Class C†	8.225% (3 mo. USD Term SOFR + 2.90%	)#	10/21/2036	3,840,000	3,902,498
Bain Capital Credit CLO Ltd. Series 2023-4A Class D†	10.325% (3 mo. USD Term SOFR + 5.00%	)#	10/21/2036	6,890,000	7,141,102
Ballyrock CLO 22 Ltd. Series 2024-22A Class A1A†	6.863% (3 mo. USD Term SOFR + 1.54%	)#	4/15/2037	11,200,000	11,206,621
Ballyrock CLO 25 Ltd. Series 2023-25A Class A2†	7.774% (3 mo. USD Term SOFR + 2.45%	)#	1/25/2036	7,030,000	7,034,844
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA Class A1R†(a)	5.73% (3 mo. USD Term SOFR + 1.53%	)#	7/20/2037	14,850,000	14,850,000
BlueMountain CLO XXXI Ltd. Series 2021-31A Class A1†	6.738% (3 mo. USD Term SOFR + 1.41%	)#	4/19/2034	6,950,000	6,967,928
Brookhaven Park CLO Ltd. Series 2024-1A Class B1†	7.294% (3 mo. USD Term SOFR + 2.00%	)#	4/19/2037	4,940,000	5,015,260
Carlyle Global Market Strategies CLO Ltd. Series 2012-3A Class A1A2†	6.77% (3 mo. USD Term SOFR + 1.44%	)#	1/14/2032	3,679,062	3,686,055
Carlyle U.S. CLO Ltd. Series 2023-2A Class C†	8.325% (3 mo. USD Term SOFR + 3.00%	)#	7/20/2036	5,940,000	6,038,035
Carlyle U.S. CLO Ltd. Series 2024-1A Class B†	7.294% (3 mo. USD Term SOFR + 2.00%	)#	4/15/2037	6,950,000	6,968,546
CIFC Funding Ltd. Series 2014-5A Class A1R2†	6.779% (3 mo. USD Term SOFR + 1.46%	)#	10/17/2031	3,618,111	3,625,119
CIFC Funding Ltd. Series 2021-1A Class B†	7.135% (3 mo. USD Term SOFR + 1.81%	)#	4/25/2033	3,420,000	3,424,712
Driven Brands Funding LLC Series 2020-1A Class A2†	3.786%		7/20/2050	3,734,500	3,475,592
Dryden 107 CLO Ltd. Series 2023-107A Class C†	8.322% (3 mo. USD Term SOFR + 3.00%	)#	8/15/2035	4,420,000	4,509,582
Dryden 119 CLO Ltd. Series 2024-119A Class B†	7.322% (3 mo. USD Term SOFR + 2.00%	)#	4/15/2036	7,240,000	7,260,668

264	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Other (continued)
Elmwood CLO 24 Ltd. Series 2023-3A Class B†	7.683% (3 mo. USD Term SOFR + 2.35%	)#	12/11/2033		$6,450,000	$6,488,131
Fairstone Financial Issuance Trust I Series 2020-1A Class D†	6.873%		10/20/2039	CAD	2,649,000	1,851,505
Fairstone Financial Issuance Trust Series I 2020-1A Class C†	5.162%		10/20/2039	CAD	20,760,000	14,471,718
Galaxy XXI CLO Ltd. Series 2015-21A Class AR†	6.606% (3 mo. USD Term SOFR + 1.28%	)#	4/20/2031		$1,371,357	1,374,134
GoldenTree Loan Management U.S. CLO 19 Ltd. Series 2014-19A Class C†	7.671% (3 mo. USD Term SOFR + 2.35%	)#	4/20/2037		5,040,000	5,090,194
GoldenTree Loan Management U.S. CLO Ltd. Series 2022-16A Class BR†	7.825% (3 mo. USD Term SOFR + 2.50%	)#	1/20/2034		7,560,000	7,617,641
Greywolf CLO VII Ltd. Series 2018-2A Class A1†	6.765% (3 mo. USD Term SOFR + 1.44%	)#	10/20/2031		3,262,534	3,269,392
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031		11,751,000	10,988,020
Lendmark Funding Trust Series 2021-1A Class A†	1.90%		11/20/2031		8,300,000	7,579,983
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.874% (30 day USD SOFR Average + 1.55%	)#	1/17/2037		6,379,429	6,371,455
Madison Park Funding Ltd. Series 2024-58A Class D†	8.973% (3 mo. USD Term SOFR + 3.65%	)#	4/25/2037		5,200,000	5,196,765
Magnetite XXXVIII Ltd. Series 2024-38A Class B†	7.294% (3 mo. USD Term SOFR + 2.00%	)#	4/15/2037		6,500,000	6,518,045
Marble Point CLO XVII Ltd. Series 2020-1A Class A†	6.886% (3 mo. USD Term SOFR + 1.56%	)#	4/20/2033		7,154,498	7,151,504
MF1 LLC Series 2024-FL14 Class A†	7.057% (1 mo. USD Term SOFR + 1.74%	)#	3/19/2039		7,680,000	7,680,000
Mountain View CLO LLC Series 2017-1A Class AR†	6.679% (3 mo. USD Term SOFR + 1.35%	)#	10/16/2029		1,467,444	1,468,963
Neuberger Berman CLO XVII Ltd. Series 2014-17A Class BR2†	7.086% (3 mo. USD Term SOFR + 1.76%	)#	4/22/2029		7,380,000	7,383,682
OCP CLO Ltd. Series 2014-5 Class A1R†	6.666% (3 mo. USD Term SOFR + 1.34%	)#	4/26/2031		3,068,286	3,074,689
Palmer Square CLO Ltd. Series 2023-IA Class A1†(a)	6.746% (3 mo. USD Term SOFR + 1.40%	)#	7/20/2037		8,960,000	8,966,720	(b)
Parallel Ltd. Series 2017-1A Class A1R†	6.616% (3 mo. USD Term SOFR + 1.29%	)#	7/20/2029		59,016	59,065
Peebles Park CLO Ltd. Series 2024-1A Class B1†	7.304% (3 mo. USD Term SOFR + 2.00%	)#	4/21/2037		5,370,000	5,384,437

See Notes to Financial Statements.	265

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Other (continued)
Rad CLO 24 Ltd. Series 2024-24A Class B†	2.053% (3 mo. USD Term SOFR + 2.00%	)#	7/20/2037	$6,430,000	$6,428,924
RAD CLO 6 Ltd. Series 2019-6A Class A1†	6.966% (3 mo. USD Term SOFR + 1.64%	)#	1/20/2033	8,550,000	8,568,271
Regatta XXVII Funding Ltd. Series 2024-1A Class B†	7.296% (3 mo. USD Term SOFR + 2.00%	)#	4/26/2037	5,500,000	5,514,854
Rockford Tower CLO Ltd. Series 2018-1A Class A†	6.687% (3 mo. USD Term SOFR + 1.36%	)#	5/20/2031	6,681,439	6,699,426
RR Ltd. Series 2022-24A Class A2R†	7.729% (3 mo. USD Term SOFR + 2.40%	)#	1/15/2036	7,460,000	7,467,370
SCF Equipment Leasing LLC Series 2021-1A Class E†	3.56%		8/20/2032	3,600,000	3,419,098
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	5,561,063	5,291,728
Signal Peak CLO 8 Ltd. Series 2020-8A Class A†	6.856% (3 mo. USD Term SOFR + 1.53%	)#	4/20/2033	12,021,647	12,029,807
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	1,602,003	1,303,596
Texas Debt Capital CLO Ltd. Series 2024-1A Class B†	7.22% (3 mo. USD Term SOFR + 1.95%	)#	4/22/2037	8,660,000	8,686,238
Valley Stream Park CLO Ltd. Series 2022-1A Class BR†	7.575% (3 mo. USD Term SOFR + 2.25%	)#	10/20/2034	6,310,000	6,312,980
Voya CLO Ltd. Series 2018-1A Class A2†	6.888% (3 mo. USD Term SOFR + 1.56%	)#	4/19/2031	4,240,000	4,231,387
Total					351,929,900

Rec Vehicle Loan 0.04%
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	1,388,657	1,382,784
Total Asset-Backed Securities (cost $650,159,183)					646,077,195

CORPORATE BONDS 43.76%

Advertising 0.10%
Clear Channel Outdoor Holdings, Inc.†	7.50%		6/1/2029	4,141,000	3,403,905

Aerospace/Defense 0.45%
Boeing Co.†	6.528%		5/1/2034	5,041,000	5,113,633
Boeing Co.†	6.858%		5/1/2054	3,791,000	3,847,357
Bombardier, Inc. (Canada)†(c)	7.25%		7/1/2031	3,435,000	3,510,945
TransDigm, Inc.	4.625%		1/15/2029	3,334,000	3,073,464
Total					15,545,399

266	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Agriculture 0.98%
BAT Capital Corp.	3.222%		8/15/2024	$9,864,000	$9,812,291
BAT Capital Corp.	5.834%		2/20/2031	3,251,000	3,294,358
BAT Capital Corp.	6.343%		8/2/2030	8,550,000	8,918,956
Philip Morris International, Inc.	5.625%		11/17/2029	6,862,000	6,991,759
Viterra Finance BV (Netherlands)†(c)	4.90%		4/21/2027	4,776,000	4,693,137
Total					33,710,501

Airlines 0.19%
American Airlines, Inc.†	7.25%		2/15/2028	3,269,000	3,267,032
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(c)	7.875%		5/1/2027	3,396,000	3,077,753
Total					6,344,785

Auto Manufacturers 1.20%
Ford Motor Co.	9.625%		4/22/2030	4,800,000	5,563,437
Ford Motor Credit Co. LLC	3.375%		11/13/2025	4,291,000	4,144,416
Ford Motor Credit Co. LLC	4.134%		8/4/2025	3,940,000	3,863,015
Ford Motor Credit Co. LLC	6.125%		3/8/2034	7,053,000	6,968,021
Ford Otomotiv Sanayi AS (Turkey)†(c)	7.125%		4/25/2029	3,225,000	3,236,449
Hyundai Capital America†	1.80%		10/15/2025	5,169,000	4,905,529
Hyundai Capital America†	5.40%		1/8/2031	5,010,000	4,974,745
Hyundai Capital America†	5.80%		6/26/2025	3,586,000	3,588,501
JB Poindexter & Co., Inc.†	8.75%		12/15/2031	3,921,000	4,020,942
Total					41,265,055

Auto Parts & Equipment 0.09%
Goodyear Tire & Rubber Co.	5.00%		7/15/2029	3,430,000	3,157,800

Banks 11.91%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	5,400,000	4,433,783
AIB Group PLC (Ireland)†(c)	6.608% (SOFR + 2.33%	)#	9/13/2029	6,529,000	6,715,641
Bank of America Corp.	1.658% (SOFR + 0.91%	)#	3/11/2027	4,792,000	4,481,662
Bank of America Corp.	2.087% (SOFR + 1.06%	)#	6/14/2029	17,835,000	15,737,045
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%	)#	7/21/2028	10,476,000	9,944,108
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029	5,597,000	5,331,865

See Notes to Financial Statements.	267

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Banks (continued)
BankUnited, Inc.	5.125%		6/11/2030	$6,768,000	$6,101,183
BBVA Bancomer SA†	8.125% (5 yr. CMT + 4.21%	)#	1/8/2039	6,200,000	6,362,198
BNP Paribas SA (France)†(c)	2.219% (SOFR + 2.07%	)#	6/9/2026	9,609,000	9,273,947
BNP Paribas SA (France)†(c)	4.375% (5 yr. USD Swap + 1.48%	)#	3/1/2033	9,174,000	8,663,144
BNP Paribas SA (France)†(c)	5.738% (SOFR + 1.88%	)#	2/20/2035	6,580,000	6,564,869
BPCE SA (France)†(c)	5.936% (SOFR + 1.85%	)#	5/30/2035	2,594,000	2,594,604
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	13,692,000	13,192,436
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030	26,656,000	25,079,011
Citigroup, Inc.	5.827% (SOFR + 2.06%	)#	2/13/2035	8,705,000	8,619,620
Citizens Bank NA	6.064% (SOFR + 1.45%	)#	10/24/2025	2,405,000	2,405,998
Danske Bank AS (Denmark)†(c)	6.466% (1 yr. CMT + 2.10%	)#	1/9/2026	8,151,000	8,172,285
First-Citizens Bank & Trust Co.	2.969% (3 mo. USD Term SOFR + 1.72%	)#	9/27/2025	6,617,000	6,544,750
Freedom Mortgage Corp.†	12.25%		10/1/2030	3,000,000	3,291,120
Intesa Sanpaolo SpA (Italy)†(c)	6.625%		6/20/2033	8,959,000	9,272,549
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%	)#	5/1/2028	9,410,000	8,958,801
JPMorgan Chase & Co.	3.845% (SOFR + 0.98%	)#	6/14/2025	11,388,000	11,380,195
M&T Bank Corp.	5.053% (SOFR + 1.85%	)#	1/27/2034	5,074,000	4,671,064
Macquarie Bank Ltd. (Australia)†(c)	3.624%		6/3/2030	2,821,000	2,506,853
Macquarie Group Ltd. (Australia)†(c)	2.691% (SOFR + 1.44%	)#	6/23/2032	11,002,000	9,078,526
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 mo. USD LIBOR + 1.73%	)#	3/27/2029	9,640,000	9,407,520
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	5.541% (1 yr. CMT + 1.50%	)#	4/17/2026	3,928,000	3,922,549
Morgan Stanley	4.21% (SOFR + 1.61%	)#	4/20/2028	4,606,000	4,465,117

268	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Banks (continued)
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%	)#	1/23/2030		$31,126,000	$29,990,421
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037		4,900,000	4,688,182
NatWest Group PLC (United Kingdom)(c)	5.808% (1 yr. CMT + 1.95%	)#	9/13/2029		4,202,000	4,246,210
NatWest Group PLC (United Kingdom)(c)	7.472% (1 yr. CMT + 2.85%	)#	11/10/2026		6,251,000	6,404,308
NatWest Group PLC (United Kingdom)(c)	8.125% (5 yr. CMT + 3.75%	)#	–	(d)	2,921,000	2,969,290
Royal Bank of Canada (Canada)(c)	6.00%		11/1/2027		7,909,000	8,106,368
Truist Financial Corp.	5.711% (SOFR + 1.92%	)#	1/24/2035		7,223,000	7,180,161
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034		7,299,000	6,879,280
U.S. Bancorp	4.967% (SOFR + 2.11%	)#	7/22/2033		12,314,000	11,521,851
U.S. Bancorp	5.678% (SOFR + 1.86%	)#	1/23/2035		7,274,000	7,265,857
UBS Group AG (Switzerland)†(c)	1.364% (1 yr. CMT + 1.08%	)#	1/30/2027		5,819,000	5,413,457
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027		8,920,000	8,153,286
UBS Group AG (Switzerland)†(c)	4.703% (1 yr. CMT + 2.05%	)#	8/5/2027		4,487,000	4,401,031
UBS Group AG (Switzerland)†(c)	4.988% (1 yr. CMT + 2.40%	)#	8/5/2033		8,174,000	7,815,771
UBS Group AG (Switzerland)†(c)	6.327% (1 yr. CMT + 1.60%	)#	12/22/2027		2,685,000	2,728,133
UBS Group AG (Switzerland)†(c)	6.373% (SOFR + 3.34%	)#	7/15/2026		12,446,000	12,510,212
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%	)#	8/11/2028		11,155,000	11,434,413
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026		7,724,000	7,482,329
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028		20,155,000	18,492,642
Wells Fargo & Co.	2.406% (3 mo. USD Term SOFR + 1.09%	)#	10/30/2025		9,758,000	9,625,358
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%	)#	5/22/2028		10,914,000	10,377,284

See Notes to Financial Statements.	269

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Banks (continued)
Wells Fargo & Co.	5.389% (SOFR + 2.02%	)#	4/24/2034	$1,978,000	$1,947,405
Yapi ve Kredi Bankasi AS (Turkey)†(c)	9.25% (5 yr. CMT + 5.28%	)#	1/17/2034	2,562,000	2,643,405
Total					409,449,097

Beverages 0.28%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033	6,256,000	6,082,111
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034	3,662,000	3,684,289
Total					9,766,400

Biotechnology 0.06%
Baxalta, Inc.	4.00%		6/23/2025	2,070,000	2,037,999

Building Materials 0.38%
Eco Material Technologies, Inc.†	7.875%		1/31/2027	3,232,000	3,234,468
Sisecam U.K. PLC (United Kingdom)†(c)	8.625%		5/2/2032	3,330,000	3,394,552
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028	3,346,000	3,232,745
Standard Industries, Inc.†	4.375%		7/15/2030	3,523,000	3,146,554
Total					13,008,319

Chemicals 0.97%
Celanese U.S. Holdings LLC	6.05%		3/15/2025	10,644,000	10,654,766
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	3,972,000	3,801,748
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	12,233,000	11,525,855
NOVA Chemicals Corp. (Canada)†(c)	9.00%		2/15/2030	3,419,000	3,620,971
Rain Carbon, Inc.†	12.25%		9/1/2029	3,350,000	3,577,193
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%		4/1/2025	70,000	68,799
Total					33,249,332

Coal 0.10%
SunCoke Energy, Inc.†	4.875%		6/30/2029	3,791,000	3,410,489

Commercial Services 0.98%
Adani Ports & Special Economic Zone Ltd. (India)(c)	4.00%		7/30/2027	3,580,000	3,264,704
Allied Universal Holdco LLC†	7.875%		2/15/2031	3,427,000	3,419,731
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.00%		6/1/2029	4,043,000	3,454,533
Block, Inc.†	6.50%		5/15/2032	4,059,000	4,101,790
ERAC USA Finance LLC†	5.00%		2/15/2029	7,261,000	7,218,849
Global Payments, Inc.	4.95%		8/15/2027	8,207,000	8,101,886
GXO Logistics, Inc.	6.50%		5/6/2034	3,879,000	3,947,273
Total					33,508,766

270	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Computers 0.14%
McAfee Corp.†	7.375%		2/15/2030	$5,301,000	$4,912,054

Diversified Financial Services 2.82%
Aircastle Ltd.†	2.85%		1/26/2028	6,919,000	6,233,018
Aviation Capital Group LLC†	1.95%		1/30/2026	4,918,000	4,614,968
Aviation Capital Group LLC†	5.50%		12/15/2024	11,453,000	11,415,654
Aviation Capital Group LLC†	6.375%		7/15/2030	7,653,000	7,891,193
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	16,888,000	15,814,737
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026	5,671,000	5,496,313
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.75%		11/15/2029	5,149,000	5,112,907
Blue Owl Finance LLC†	6.25%		4/18/2034	2,248,000	2,264,819
Capital One Financial Corp.	5.70% (SOFR + 1.91%	)#	2/1/2030	4,734,000	4,733,535
GGAM Finance Ltd. (Ireland)†(c)	8.00%		2/15/2027	3,237,000	3,332,799
LPL Holdings, Inc.†	4.00%		3/15/2029	8,718,000	8,086,524
Navient Corp.	4.875%		3/15/2028	5,613,000	5,146,090
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	4,745,000	4,535,771
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	4,780,000	3,793,509
Nuveen LLC†	5.85%		4/15/2034	5,042,000	5,057,207
OneMain Finance Corp.	7.50%		5/15/2031	3,437,000	3,441,016
Total					96,970,060

Electric 3.27%
AES Corp.†	3.95%		7/15/2030	9,000,000	8,115,884
Alfa Desarrollo SpA (Chile)†(c)	4.55%		9/27/2051	5,737,211	4,286,966
Appalachian Power Co.	5.65%		4/1/2034	5,371,000	5,305,925
Ausgrid Finance Pty. Ltd. (Australia)†(c)	4.35%		8/1/2028	7,124,000	6,808,233
Calpine Corp.†	5.125%		3/15/2028	3,474,000	3,312,914
Constellation Energy Generation LLC	6.25%		10/1/2039	5,767,000	5,984,456
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%	)#	2/1/2055	2,392,000	2,427,688
Entergy Louisiana LLC	5.70%		3/15/2054	5,152,000	5,079,705
Indianapolis Power & Light Co.†	5.65%		12/1/2032	9,456,000	9,507,777
IPALCO Enterprises, Inc.†	5.75%		4/1/2034	4,698,000	4,636,084
Minejesa Capital BV (Netherlands)†(c)	4.625%		8/10/2030	5,979,544	5,699,192
Narragansett Electric Co.†	5.35%		5/1/2034	5,383,000	5,305,284
National Grid PLC (United Kingdom)(c)	5.809%		6/12/2033	9,665,000	9,707,787
NRG Energy, Inc.†	4.45%		6/15/2029	3,410,000	3,211,117

See Notes to Financial Statements.	271

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Electric (continued)
Oncor Electric Delivery Co. LLC	5.65%		11/15/2033	$6,274,000	$6,418,223
Southern Co.	4.475%	(e)	8/1/2024	13,655,000	13,623,560
Vistra Operations Co. LLC†	3.55%		7/15/2024	9,911,000	9,880,929
Vistra Operations Co. LLC†	7.75%		10/15/2031	3,099,000	3,222,160
Total					112,533,884

Energy-Alternate Sources 0.15%
Greenko Dutch BV (Netherlands)†(c)	3.85%		3/29/2026	5,559,190	5,232,866

Engineering & Construction 0.26%
IRB Infrastructure Developers Ltd. (India)†(c)	7.11%		3/11/2032	4,174,000	4,132,260
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028	5,381,000	4,951,497
Total					9,083,757

Entertainment 0.26%
Jacobs Entertainment, Inc.†	6.75%		2/15/2029	3,610,000	3,369,141
Warnermedia Holdings, Inc.	3.788%		3/15/2025	5,808,000	5,713,384
Total					9,082,525

Food 0.09%
NBM U.S. Holdings, Inc.	7.00%		5/14/2026	3,165,000	3,158,156

Gas 0.40%
CenterPoint Energy Resources Corp.	4.40%		7/1/2032	7,179,000	6,715,196
National Fuel Gas Co.	5.50%		1/15/2026	7,186,000	7,158,359
Total					13,873,555

Hand/Machine Tools 0.21%
Regal Rexnord Corp.	6.05%		2/15/2026	7,251,000	7,273,719

Health Care-Products 0.97%
GE HealthCare Technologies, Inc.	5.65%		11/15/2027	11,685,000	11,827,308
Revvity, Inc.	0.85%		9/15/2024	8,876,000	8,749,226
Solventum Corp.†	5.45%		3/13/2031	6,885,000	6,793,011
Solventum Corp.†	5.60%		3/23/2034	6,224,000	6,117,300
Total					33,486,845

Health Care-Services 1.34%
Centene Corp.	2.45%		7/15/2028	8,616,000	7,604,365
Centene Corp.	3.375%		2/15/2030	12,478,000	10,994,975
Centene Corp.	4.25%		12/15/2027	4,989,000	4,751,704
CHS/Community Health Systems, Inc.†	5.25%		5/15/2030	5,963,000	4,954,698

272	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Health Care-Services (continued)
DaVita, Inc.†	4.625%	6/1/2030	$3,836,000	$3,439,271
Humana, Inc.	1.35%	2/3/2027	8,740,000	7,885,197
LifePoint Health, Inc.†	9.875%	8/15/2030	3,134,000	3,357,250
Molina Healthcare, Inc.†	4.375%	6/15/2028	3,393,000	3,159,792
Total				46,147,252

Holding Companies-Diversified 0.10%
Stena International SA (Luxembourg)†(c)	7.25%	1/15/2031	3,454,000	3,516,730

Housewares 0.09%
Newell Brands, Inc.	6.375%	9/15/2027	3,216,000	3,167,244

Insurance 1.51%
Assurant, Inc.	2.65%	1/15/2032	3,488,000	2,849,216
Athene Global Funding†	5.62%	5/8/2026	11,695,000	11,681,662
CNO Global Funding†(a)	5.875%	6/4/2027	6,107,000	6,124,453
GA Global Funding Trust†	3.85%	4/11/2025	9,989,000	9,822,736
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(c)	7.25%	2/15/2031	3,794,000	3,769,097
HUB International Ltd.†	7.375%	1/31/2032	2,658,000	2,669,096
Metropolitan Life Global Funding I†	4.05%	8/25/2025	1,578,000	1,553,652
New York Life Global Funding†	4.55%	1/28/2033	6,595,000	6,252,889
Principal Life Global Funding II†(a)	5.10%	1/25/2029	7,305,000	7,241,126
Total				51,963,927

Internet 0.37%
EquipmentShare.com, Inc.†	9.00%	5/15/2028	4,715,000	4,870,298
Prosus NV (Netherlands)†(c)	3.257%	1/19/2027	8,550,000	7,918,823
Total				12,789,121

Iron-Steel 0.08%
U.S. Steel Corp.	6.875%	3/1/2029	2,785,000	2,787,618

Leisure Time 0.31%
Carnival Corp.†	6.00%	5/1/2029	5,229,000	5,113,834
Royal Caribbean Cruises Ltd.†	6.25%	3/15/2032	2,215,000	2,206,288
Royal Caribbean Cruises Ltd.†	7.25%	1/15/2030	3,062,000	3,165,009
Total				10,485,131

See Notes to Financial Statements.	273

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Lodging 0.29%
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026	$3,462,000	$3,297,674
MGM China Holdings Ltd. (Macau)(c)	4.75%	2/1/2027	3,450,000	3,286,761
Wynn Macau Ltd. (Macau)†(c)	5.625%	8/26/2028	3,500,000	3,273,277
Total				9,857,712

Machinery-Diversified 0.40%
nVent Finance SARL (Luxembourg)(c)	4.55%	4/15/2028	13,974,000	13,560,090

Media 0.69%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	3,671,000	3,130,039
CSC Holdings LLC†	11.75%	1/31/2029	3,323,000	2,642,892
FactSet Research Systems, Inc.	3.45%	3/1/2032	9,354,000	8,074,645
Globo Comunicacao e Participacoes SA (Brazil)†(c)	4.875%	1/22/2030	4,000,000	3,534,108
Gray Television, Inc.†	7.00%	5/15/2027	3,643,000	3,218,549
Nexstar Media, Inc.†	4.75%	11/1/2028	3,604,000	3,181,957
Total				23,782,190

Mining 0.84%
Antofagasta PLC (Chile)†(c)	6.25%	5/2/2034	5,179,000	5,310,676
FMG Resources August 2006 Pty. Ltd. (Australia)†(c)	4.375%	4/1/2031	3,743,000	3,325,843
Freeport Indonesia PT (Indonesia)(c)	6.20%	4/14/2052	3,580,000	3,449,554
Glencore Funding LLC†	5.371%	4/4/2029	5,934,000	5,904,807
Glencore Funding LLC†	5.634%	4/4/2034	7,849,000	7,714,571
Glencore Funding LLC†	6.375%	10/6/2030	3,016,000	3,140,679
Total				28,846,130

Miscellaneous Manufacturing 0.10%
LSB Industries, Inc.†	6.25%	10/15/2028	3,377,000	3,253,416

Oil & Gas 4.20%
Antero Resources Corp.†	7.625%	2/1/2029	6,006,000	6,191,129
Apache Corp.	4.25%	1/15/2030	3,751,000	3,471,871
Baytex Energy Corp. (Canada)†(c)	8.50%	4/30/2030	4,388,000	4,579,327
CITGO Petroleum Corp.†	8.375%	1/15/2029	3,227,000	3,342,946
Civitas Resources, Inc.†	8.375%	7/1/2028	4,574,000	4,806,071
CNX Resources Corp.†	6.00%	1/15/2029	3,250,000	3,173,854
Comstock Resources, Inc.†	6.75%	3/1/2029	6,684,000	6,470,549
Continental Resources, Inc.†	5.75%	1/15/2031	22,000,000	21,687,592
Cosan Luxembourg SA (Luxembourg)†(c)	7.25%	6/27/2031	2,941,000	2,960,325
Coterra Energy, Inc.	5.60%	3/15/2034	8,418,000	8,371,573
Crescent Energy Finance LLC†	9.25%	2/15/2028	4,555,000	4,825,344

274	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Oil & Gas (continued)
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(c)	8.50%		10/1/2030	$4,715,000	$4,953,975
Ecopetrol SA (Colombia)(c)	8.375%		1/19/2036	5,092,000	4,979,135
EQT Corp.	5.75%		2/1/2034	5,314,000	5,260,632
EQT Corp.	7.00%		2/1/2030	15,389,000	16,269,682
Medco Maple Tree Pte. Ltd. (Singapore)†(c)	8.96%		4/27/2029	3,100,000	3,213,987
Occidental Petroleum Corp.	6.625%		9/1/2030	10,864,000	11,356,465
OGX Austria GmbH (Brazil)†(c)(f)	8.50%		6/1/2018	1,730,000	35	(b)
Ovintiv, Inc.	6.50%		2/1/2038	6,037,000	6,196,503
Patterson-UTI Energy, Inc.	3.95%		2/1/2028	2,730,000	2,562,238
Permian Resources Operating LLC†	8.00%		4/15/2027	4,578,000	4,700,954
Rockcliff Energy II LLC†	5.50%		10/15/2029	3,504,000	3,257,702
Transocean, Inc.†	8.50%		5/15/2031	5,133,000	5,131,337
Valaris Ltd.†	8.375%		4/30/2030	3,060,000	3,165,280
Vital Energy, Inc.†	7.875%		4/15/2032	3,457,000	3,512,437
Total					144,440,943

Oil & Gas Services 0.10%
Kodiak Gas Services LLC†	7.25%		2/15/2029	3,370,000	3,423,573

Packaging & Containers 0.33%
Clydesdale Acquisition Holdings, Inc.†	8.75%		4/15/2030	5,244,000	5,062,462
LABL, Inc.†	9.50%		11/1/2028	2,992,000	3,047,110
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2027	3,375,000	3,364,135
Total					11,473,707

Pharmaceuticals 0.65%
Bayer U.S. Finance LLC†	6.375%		11/21/2030	5,643,000	5,772,024
CVS Health Corp.	3.25%		8/15/2029	18,488,000	16,698,927
Total					22,470,951

Pipelines 2.11%
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.00%		7/15/2029	2,110,000	2,133,703
Cheniere Energy Partners LP	3.25%		1/31/2032	4,113,000	3,488,482
Columbia Pipeline Group, Inc.	4.50%		6/1/2025	4,393,000	4,335,392
Eastern Gas Transmission & Storage, Inc.	3.00%		11/15/2029	4,956,000	4,406,142
EIG Pearl Holdings SARL (Luxembourg)†(c)	3.545%		8/31/2036	8,400,000	7,144,796
Enbridge, Inc. (Canada)(c)	6.20%		11/15/2030	3,484,000	3,644,545
Enbridge, Inc. (Canada)(c)	8.50% (5 yr. CMT + 4.43%	)#	1/15/2084	7,804,000	8,406,485

See Notes to Financial Statements.	275

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Pipelines (continued)
EQM Midstream Partners LP†	7.50%	6/1/2030	$3,093,000	$3,268,837
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(c)	3.25%	9/30/2040	4,615,000	3,452,271
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%	1/15/2029	3,267,000	3,349,701
Kinder Morgan Energy Partners LP	4.25%	9/1/2024	7,507,000	7,477,572
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.375%	2/15/2032	4,299,000	4,381,215
NGPL PipeCo LLC†	3.25%	7/15/2031	3,129,000	2,659,695
Sabine Pass Liquefaction LLC	5.625%	3/1/2025	8,107,000	8,092,481
Venture Global LNG, Inc.†	8.375%	6/1/2031	6,074,000	6,267,878
Total				72,509,195

REITS 1.49%
American Tower Corp.	2.40%	3/15/2025	5,260,000	5,128,767
American Tower Corp.	2.95%	1/15/2025	2,739,000	2,691,677
American Tower Corp.	3.80%	8/15/2029	5,139,000	4,757,291
Crown Castle, Inc.	2.10%	4/1/2031	5,073,000	4,085,122
Crown Castle, Inc.	3.30%	7/1/2030	12,698,000	11,236,702
EPR Properties	4.50%	6/1/2027	2,808,000	2,675,158
EPR Properties	4.95%	4/15/2028	3,475,000	3,319,935
Iron Mountain Information Management Services, Inc.†	5.00%	7/15/2032	3,795,000	3,423,339
VICI Properties LP	6.125%	4/1/2054	2,584,000	2,476,989
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	7,096,000	6,825,192
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	4,895,000	4,584,746
Total				51,204,918

Retail 0.41%
Bayer Corp.†	6.65%	2/15/2028	3,872,000	3,980,210
Macy’s Retail Holdings LLC†	5.875%	4/1/2029	3,362,000	3,240,278
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029	3,453,000	3,308,747
Staples, Inc.†	7.50%	4/15/2026	3,396,000	3,397,517
Total				13,926,752

Semiconductors 0.44%
Broadcom, Inc.†	4.15%	4/15/2032	7,000,000	6,398,713
Micron Technology, Inc.	5.30%	1/15/2031	3,923,000	3,900,233
SK Hynix, Inc. (South Korea)†(c)	5.50%	1/16/2029	4,695,000	4,691,045
Total				14,989,991

276	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Software 0.51%
Atlassian Corp. (Australia)(c)	5.50%		5/15/2034	$4,453,000	$4,416,292
Cloud Software Group, Inc.†	6.50%		3/31/2029	3,433,000	3,258,616
Cloud Software Group, Inc.†	9.00%		9/30/2029	3,494,000	3,383,771
Workday, Inc.	3.80%		4/1/2032	7,018,000	6,308,993
Total					17,367,672

Telecommunications 0.95%
Altice France SA (France)†(c)	8.125%		2/1/2027	3,648,000	2,815,371
AT&T, Inc.	4.30%		2/15/2030	5,326,000	5,078,263
Frontier Communications Holdings LLC†	5.00%		5/1/2028	3,539,000	3,308,208
Frontier Communications Holdings LLC	5.875%		11/1/2029	3,928,000	3,396,159
Sprint Capital Corp.	6.875%		11/15/2028	5,781,000	6,109,349
T-Mobile USA, Inc.	4.85%		1/15/2029	8,888,000	8,755,671
Viasat, Inc.†	5.625%		9/15/2025	3,441,000	3,339,878
Total					32,802,899

Transportation 0.09%
Rand Parent LLC†	8.50%		2/15/2030	3,274,000	3,203,164

Trucking & Leasing 0.10%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	3,375,000	3,264,567
Total Corporate Bonds (cost $1,541,948,373)					1,504,700,161

FLOATING RATE LOANS(g) 2.75%

Building Materials 0.15%
Emrld Borrower LP Term Loan B	7.829% (1 mo. USD Term SOFR + 2.50%	)	5/31/2030	5,123,016	5,161,797

Commercial Services 0.15%
PG Investment Co. 59 SARL Term Loan B (Luxembourg)(c)	8.813% (3 mo. USD Term SOFR + 3.50%	)	3/26/2031	5,114,773	5,157,405

Diversified Financial Services 0.20%
CPI Holdco B LLC Term Loan	7.321% (3 mo. USD Term SOFR + 2.00%	)	5/17/2031	2,389,000	2,392,237
Nuvei Technologies Corp. USD Term Loan (Canada)(c)	–	(h)	12/19/2030	4,543,733	4,569,700
Total					6,961,937

See Notes to Financial Statements.	277

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Engineering & Construction 0.14%
AECOM 2024 Term Loan B	7.204% (1 mo. USD Term SOFR + 1.88%	)	4/17/2031	$4,649,000	$4,684,449

Entertainment 0.43%
Cedar Fair LP 2024 Term Loan B	7.313% (1 mo. USD Term SOFR + 2.00%	)	5/1/2031	3,406,000	3,420,918
Flutter Financing BV Term Loan B (Netherlands)(c)	7.559% (3 mo. USD Term SOFR + 2.25%	)	11/25/2030	11,305,080	11,366,297
Total					14,787,215

Financial 0.10%
Hudson River Trading LLC 2021 Term Loan	8.442% (1 mo. USD Term SOFR + 3.00%	)	3/20/2028	3,431,157	3,439,735

Health Care Services 0.31%
DaVita, Inc. 2024 Extended Term Loan B1	7.329% (1 mo. USD Term SOFR + 2.00%	)	5/9/2031	3,602,000	3,598,236
Radnet Management, Inc. 2024 Term Loan B	7.823% (3 mo. USD Term SOFR + 2.50%	)	4/18/2031	3,563,158	3,575,023
Star Parent, Inc. Term Loan B	9.309% (3 mo. USD Term SOFR + 4.00%	)	9/27/2030	3,482,000	3,489,190
Total					10,662,449

Insurance 0.15%
Asurion LLC 2020 Term Loan B8	8.694% (1 mo. USD Term SOFR + 3.25%	)	12/23/2026	5,129,767	5,100,912

Lodging 0.23%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B3	7.175% (1 mo. USD Term SOFR + 1.75%	)	6/21/2028	7,750,000	7,780,690

Media 0.35%
Charter Communications Operating LLC 2019 Term Loan B2	7.052% (1 mo. USD Term SOFR + 1.75%	)	2/1/2027	4,540,568	4,542,634
Charter Communications Operating LLC 2023 Term Loan B4	7.302% (3 mo. USD Term SOFR + 2.00%	)	12/7/2030	7,569,374	7,532,020
Total					12,074,654

Pipelines 0.30%
Oryx Midstream Services Permian Basin LLC 2024 Term Loan B	8.436% (1 mo. USD Term SOFR + 3.00%	)	10/5/2028	5,105,205	5,143,060

278	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Pipelines (continued)
WhiteWater DBR HoldCo LLC Term Loan B	8.052% (3 mo. USD Term SOFR + 2.75%	)	3/3/2031	$5,113,000	$5,139,639
Total					10,282,699

Software 0.24%
AppLovin Corp. 2024 Term Loan (2030)	7.829% (1 mo. USD Term SOFR + 2.50%	)	8/16/2030	4,832,093	4,853,910
Cotiviti Corp. 2024 Term Loan	–	(h)	5/1/2031	3,455,000	3,474,451
Total					8,328,361
Total Floating Rate Loans (cost $94,091,298)					94,422,303

FOREIGN GOVERNMENT OBLIGATIONS(c) 2.90%

Angola 0.14%
Angola Government International Bonds†	8.25%		5/9/2028	5,200,000	4,912,014

Brazil 0.14%
Brazil Government International Bonds	6.125%		3/15/2034	4,842,000	4,704,735

Canada 0.89%
Ontario Teachers’ Finance Trust†	4.625%		4/10/2029	30,904,000	30,620,737

Colombia 0.15%
Colombia Government International Bonds	7.50%		2/2/2034	5,187,000	5,156,727

Japan 1.29%
Japan Finance Organization for Municipalities†	5.00%		4/23/2029	43,928,000	44,146,410

Mexico 0.21%
Mexico Government International Bonds	4.875%		5/19/2033	7,890,000	7,328,493

Senegal 0.08%
Senegal Government International Bonds†	6.25%		5/23/2033	3,380,000	2,862,387
Total Foreign Government Obligations (cost $100,322,447)					99,731,503

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.56%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 145 Class A2	2.58%		5/25/2032	9,141,000	7,753,270
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series G07 Class A2	3.123%	#(i)	8/25/2032	13,216,000	11,659,047
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $19,851,551)					19,412,317

See Notes to Financial Statements.	279

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 23.87%
Federal Home Loan Mortgage Corp.	2.00%	9/1/2050	$9,793,471	$7,654,413
Federal Home Loan Mortgage Corp.	2.50%	11/1/2050 - 5/1/2052	19,004,881	15,610,988
Federal Home Loan Mortgage Corp.	3.50%	2/1/2046	5,262,441	4,762,959
Federal Home Loan Mortgage Corp.	4.50%	8/1/2052	13,736,012	13,053,869
Federal Home Loan Mortgage Corp.	5.00%	7/1/2052 - 8/1/2052	29,235,458	28,428,820
Federal National Mortgage Association	2.00%	6/1/2051 - 11/1/2051	16,979,896	13,279,313
Federal National Mortgage Association	2.50%	8/1/2050 - 5/1/2052	149,539,578	123,489,634
Federal National Mortgage Association	3.00%	12/1/2048 - 1/1/2051	28,259,159	24,370,568
Federal National Mortgage Association	3.50%	7/1/2045 - 4/1/2052	19,711,826	17,617,585
Federal National Mortgage Association	4.00%	5/1/2052 - 6/1/2052	23,335,484	21,487,075
Federal National Mortgage Association	5.00%	7/1/2052 - 8/1/2052	20,330,655	19,786,070
Government National Mortgage Association(j)	2.00%	TBA	8,873,000	7,121,850
Government National Mortgage Association(j)	2.50%	TBA	23,065,000	19,228,758
Government National Mortgage Association(j)	3.00%	TBA	49,582,000	42,854,476
Government National Mortgage Association(j)	3.50%	TBA	25,296,000	22,576,195
Government National Mortgage Association(j)	4.00%	TBA	30,398,000	27,945,722
Government National Mortgage Association(j)	4.50%	TBA	27,108,000	25,637,607
Government National Mortgage Association(j)	5.00%	TBA	33,061,000	32,095,069
Government National Mortgage Association(j)	5.50%	TBA	34,097,000	33,798,105
Government National Mortgage Association(j)	6.00%	TBA	26,424,000	26,553,954
Government National Mortgage Association(j)	6.50%	TBA	22,761,000	23,082,604
Uniform Mortgage-Backed Security(j)	2.00%	TBA	32,216,000	24,885,171
Uniform Mortgage-Backed Security(j)	2.50%	TBA	8,832,000	7,139,130
Uniform Mortgage-Backed Security(j)	3.00%	TBA	4,594,000	3,866,453
Uniform Mortgage-Backed Security(j)	4.00%	TBA	9,098,000	8,260,624
Uniform Mortgage-Backed Security(j)	5.00%	TBA	3,900,000	3,753,410
Uniform Mortgage-Backed Security(j)	5.50%	TBA	64,688,000	64,255,548
Uniform Mortgage-Backed Security(j)	6.00%	TBA	89,492,000	89,817,384
Uniform Mortgage-Backed Security(j)	6.50%	TBA	36,374,000	36,949,757
Uniform Mortgage-Backed Security(j)	7.00%	TBA	30,624,000	31,442,266
Total Government Sponsored Enterprises Pass-Throughs (cost $847,560,606)				820,805,377

280	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
MUNICIPAL BONDS 0.13%

Natural Gas 0.13%
Texas Natural Gas Securitization Finance Corp. (cost $4,551,428)	5.102%		4/1/2035	$4,551,429	$4,547,197

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.85%
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(i)	12/25/2059	307,991	290,650
ARZ Trust Series 2024-BILT Class A†	5.772%		6/11/2029	2,800,000	2,804,362
Bank5 Series 2023-5YR2 Class A3	6.656%	#(i)	7/15/2056	4,100,000	4,259,934
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.388% (1 mo. USD Term SOFR + 1.07%	)#	11/15/2034	832,000	588,640
BBCMS Mortgage Trust Series 2019-BWAY Class B†	6.742% (1 mo. USD Term SOFR + 1.42%	)#	11/15/2034	1,832,000	478,592
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%		5/15/2056	4,300,000	4,434,192
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	2,861,000	2,880,661
BRAVO Residential Funding Trust Series 2021-NQM2 Class A1†	0.97%	#(i)	3/25/2060	6,069,975	5,670,275
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	6.12% (1 mo. USD Term SOFR + 0.80%	)#	10/15/2038	2,300,510	2,281,875
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	6.759% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	8,352,435	8,377,411
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.708% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	4,238,703	4,247,375
BX Trust Series 2024-VLT4 Class A†(a)	6.811% (1 mo. USD Term SOFR + 1.49%	)#	7/15/2029	2,800,000	2,793,000
CF Trust Series 2019-BOSS Class A1†	8.614% (1 mo. USD Term SOFR + 3.30%	)#	12/15/2024	4,660,000	4,671,278
Chase Home Lending Mortgage Trust Series 2024-RPL2 Class A1A†	3.25%	#(i)	8/25/2064	3,820,000	3,288,096	(b)
CIM Trust Series 2021-J3 Class A1†	2.50%	#(i)	6/25/2051	10,338,388	8,137,860
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class XB(k)	0.154%	#(i)	10/10/2047	50,626,000	11,021
COMM Mortgage Trust Series 2014-CR17 Class AM	4.174%		5/10/2047	7,400,000	7,113,606
COMM Mortgage Trust Series 2015-LC21 Class AM	4.043%	#(i)	7/10/2048	6,234,000	6,030,027

See Notes to Financial Statements.	281

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates Series 2014-UBS4 Class D†	4.697%	#(i)	8/10/2047	$12,450,000	$7,156,062
Deephaven Residential Mortgage Trust Series 2021-3 Class A1†	1.194%	#(i)	8/25/2066	1,179,109	994,719
EQUS Mortgage Trust Series 2021-EQAZ Class A†	6.186% (1 mo. USD Term SOFR + 0.87%	)#	10/15/2038	3,241,935	3,219,961
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	11,190,000	9,356,014
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2023-DNA2 Class M1A†	7.424% (30 day USD SOFR Average + 2.10%	)#	4/25/2043	5,834,020	5,962,419
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	7.824% (30 day USD SOFR Average + 2.50%	)#	1/25/2042	5,770,000	5,886,991
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M1B†	8.674% (30 day USD SOFR Average + 3.35%	)#	5/25/2042	5,655,000	5,950,454
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA2 Class M1A†	7.974% (30 day USD SOFR Average + 2.65%	)#	7/25/2042	4,987,963	5,116,234
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	6.674% (30 day USD SOFR Average + 1.35%	)#	2/25/2044	5,446,074	5,481,498
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class M1†	6.524% (30 day USD SOFR Average + 1.20%	)#	5/25/2044	4,000,000	4,005,420
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03 Class 2M2†	9.224% (30 day USD SOFR Average + 3.90%	)#	4/25/2043	7,273,524	7,821,782
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M1†	7.624% (30 day USD SOFR Average + 2.30%	)#	5/25/2043	4,651,847	4,775,855

282	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M2†	8.874% (30 day USD SOFR Average + 3.55%	)#	5/25/2043	$4,200,000	$4,511,193
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R07 Class 2M1†	7.274% (30 day USD SOFR Average + 1.95%	)#	9/25/2043	2,060,249	2,080,712
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R08 Class 1M1†	6.824% (30 day USD SOFR Average + 1.50%	)#	10/25/2043	5,851,504	5,880,690
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R02 Class 1M2†	7.124% (30 day USD SOFR Average + 1.80%	)#	2/25/2044	3,100,000	3,131,215
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R03 Class 2M2†	7.274% (30 day USD SOFR Average + 1.95%	)#	3/25/2044	6,200,000	6,252,919
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R04 Class 1M2†	6.974% (30 day USD SOFR Average + 1.65%	)#	5/25/2044	2,700,000	2,705,008
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01 Class 1M2†	6.874% (30 day USD SOFR Average + 1.55%	)#	10/25/2041	3,906,021	3,930,379
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.73% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	4,580,224	4,716,919
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	7.624% (30 day USD SOFR Average + 2.30%	)#	1/25/2043	6,401,568	6,566,193
Flagstar Mortgage Trust Series 2021-3INV Class A2†	2.50%	#(i)	6/25/2051	7,562,495	5,951,873
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(i)	8/25/2051	6,512,760	5,133,832
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class G†	10.082% (1 mo. USD Term SOFR + 4.76%	)#	5/15/2026	7,288,000	2,809,240

See Notes to Financial Statements.	283

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(i)	7/25/2051	$5,402,911	$4,252,900
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(i)	1/25/2053	16,008,106	13,092,574
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XB10†(k)	0.541%	#(i)	8/5/2034	19,156,000	133,603
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XB7†(k)	0.493%	#(i)	8/5/2034	22,024,000	2,595
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-MINN Class A†	6.634% (1 mo. USD Term SOFR + 1.32%	)#	11/15/2035	3,436,000	3,274,769
JP Morgan Mortgage Trust Series 2021-13 Class A3†	2.50%	#(i)	4/25/2052	5,736,596	4,514,844
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(i)	6/25/2052	9,919,129	8,131,387
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(i)	5/25/2052	5,325,586	4,372,260
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(i)	7/25/2052	5,730,649	4,701,237
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(i)	8/25/2052	8,080,418	6,628,911
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(i)	10/25/2052	4,489,666	3,677,572
New Residential Mortgage Loan Trust Series 2020-NQM1 Class A1†	2.464%	#(i)	1/26/2060	377,262	345,449
PFP Ltd. Series 2023-10 Class A†	7.686% (1 mo. USD Term SOFR + 2.36%	)#	9/16/2038	7,750,000	7,777,333
Ready Capital Mortgage Financing LLC Series 2022-FL8 Class A†	6.974% (30 day USD SOFR Average + 1.65%	)#	1/25/2037	10,331,876	10,325,418
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(i)	2/25/2050	91,967	86,102
Starwood Mortgage Residential Trust Series 2020-3 Class A1†	1.486%	#(i)	4/25/2065	1,841,089	1,742,615
Verus Securitization Trust Series 2020-1 Class A1†	3.417%	(e)	1/25/2060	568,471	543,976
Verus Securitization Trust Series 2021-2 Class A1†	1.031%	#(i)	2/25/2066	4,770,201	4,150,156
Vista Point Securitization Trust Series 2020-2 Class A1†	1.475%	#(i)	4/25/2065	1,367,487	1,248,701
Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2 Class A2†	2.50%	#(i)	9/25/2051	4,178,396	3,288,502

284	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust Series 2014-C23 Class XA(k)	0.539%	#(i)	10/15/2057	$41,655,342	$1,208	(b)
Total Non-Agency Commercial Mortgage-Backed Securities (cost $283,389,962)					270,048,549

U.S. TREASURY OBLIGATIONS 13.79%
U.S. Treasury Bonds	3.875%		2/15/2043	54,530,000	48,760,683
U.S. Treasury Bonds	4.25%		2/15/2054	75,572,000	70,901,886
U.S. Treasury Bonds	4.375%		8/15/2043	119,600,000	114,246,032
U.S. Treasury Bonds	4.625%		5/15/2054	20,174,000	20,151,935
U.S. Treasury Notes	4.50%		3/31/2026	160,795,900	159,643,320
U.S. Treasury Notes	4.875%		4/30/2026	60,424,000	60,407,478
Total U.S. Treasury Obligations (cost $486,156,957)					474,111,334
Total Long-Term Investments (cost $4,028,031,805)					3,933,855,936

SHORT-TERM INVESTMENTS 1.17%

U.S. TREASURY OBLIGATIONS 0.51%
U.S. Treasury Bills (Cost $17,571,583)	Zero Coupon		7/5/2024	17,659,000	17,576,287

REPURCHASE AGREEMENTS 0.66%
Repurchase Agreement dated 5/31/2024, 2.800% due 6/3/2024 with Fixed Income Clearing Corp. collateralized by $25,148,600 of U.S. Treasury Note at 0.750% due 5/31/2026; value: $23,167,199; proceeds: $22,718,174 (cost $22,712,874)				22,712,874	22,712,874
Total Short-Term Investments (cost $40,284,457)					40,289,161
Total Investments in Securities 115.57% (cost $4,068,316,262)					3,974,145,097
Other Assets and Liabilities – Net(l) (15.57)%					(535,340,569)
Net Assets 100.00%					$3,438,804,528

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2024, the total value of Rule 144A securities was $1,608,170,701, which represents 46.77% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2024.
(a)	Securities purchased on a when-issued basis (See Note 2(j)).
(b)	Level 3 Investment as described in Note 2(u) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.	285

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2024

(c)	Foreign security traded in U.S. dollars.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Step Bond – Security with a predetermined schedule of interest rate changes.
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2024.
(h)	Interest Rate to be determined.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(l)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at May 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Toronto Dominion Bank	8/9/2024	20,729,000	$15,117,581	$15,229,567	$(111,986)

Futures Contracts at May 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	September 2024	203	Short	$(22,912,959)	$(22,742,344)	$170,615

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2024	3,699	Long	$753,799,739	$753,497,863	$(301,876)
U.S. 5-Year Treasury Note	September 2024	888	Long	94,114,528	93,947,625	(166,903)
U.S. Ultra Treasury Bond	September 2024	1,214	Long	150,636,747	148,639,125	(1,997,622)
Total Unrealized Depreciation on Futures Contracts						$(2,466,401)

286	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN FUND May 31, 2024

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$342,963,180	$8,966,720	$351,929,900
Remaining Industries	–	294,147,295	–	294,147,295
Corporate Bonds
Oil & Gas	–	144,440,908	35	144,440,943
Remaining Industries	–	1,360,259,218	–	1,360,259,218
Floating Rate Loans	–	94,422,303	–	94,422,303
Foreign Government Obligations	–	99,731,503	–	99,731,503
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	19,412,317	–	19,412,317
Government Sponsored Enterprises Pass-Throughs	–	820,805,377	–	820,805,377
Municipal Bonds	–	4,547,197	–	4,547,197
Non-Agency Commercial Mortgage-Backed Securities	–	266,759,245	3,289,304	270,048,549
U.S. Treasury Obligations	–	474,111,334	–	474,111,334
Short-Term Investments
U.S. Treasury Obligations	–	17,576,287	–	17,576,287
Repurchase Agreements	–	22,712,874	–	22,712,874
Total	$–	$3,961,889,038	$12,256,059	$3,974,145,097
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(111,986)	–	(111,986)
Futures Contracts
Assets	170,615	–	–	170,615
Liabilities	(2,466,401)	–	–	(2,466,401)
Total	$(2,295,786)	$(111,986)	$–	$(2,407,772)

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Condensed Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	287

Schedule of Investments (unaudited)

ULTRA SHORT BOND FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
LONG-TERM INVESTMENTS 93.76%

ASSET-BACKED SECURITIES 27.65%

Automobiles 15.13%
Ally Auto Receivables Trust Series 2022-3 Class A2	5.29%	6/16/2025	$653,101	$652,930
AmeriCredit Automobile Receivables Trust Series 2023-A2 Class A2	6.19%	4/19/2027	34,360,768	34,438,052
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A2A	5.75%	2/18/2028	19,675,000	19,699,023
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A3	5.43%	1/18/2029	9,160,000	9,165,496
AmeriCredit Automobile Receivables Trust Series 2024-2 Class B	4.81%	4/18/2028	3,820,000	3,775,202
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A Class A†	1.19%	1/15/2027	596,278	592,845
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A Class A†	2.36%	3/20/2026	8,005,000	7,847,784
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A Class A†	1.38%	8/20/2027	19,015,000	17,481,794
Bank of America Auto Trust Series 2023-2A Class A3†	5.74%	6/15/2028	27,000,000	27,178,567
Capital One Prime Auto Receivables Trust Series 2022-2 Class A3	3.66%	5/17/2027	32,235,000	31,700,141
Capital One Prime Auto Receivables Trust Series 2023-1 Class A2	5.20%	5/15/2026	5,494,692	5,486,320
CarMax Auto Owner Trust Series 2023-1 Class A2A	5.23%	1/15/2026	5,002,964	4,999,997
CarMax Auto Owner Trust Series 2023-2 Class A3	5.05%	1/18/2028	26,500,000	26,330,782
CarMax Auto Owner Trust Series 2023-4 Class A2A	6.08%	12/15/2026	17,894,899	17,934,590
CarMax Auto Owner Trust Series 2024-2 Class A2A	5.65%	5/17/2027	15,500,000	15,513,206
Carvana Auto Receivables Trust Series 2021-N1 Class B	1.09%	1/10/2028	7,247,806	6,912,660
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%	5/15/2036	6,488,009	6,479,361
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%	1/18/2028	25,000,000	25,093,900
Citizens Auto Receivables Trust Series 2023-2 Class A2A†	6.09%	10/15/2026	20,401,617	20,437,146

288	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Automobiles (continued)
Citizens Auto Receivables Trust Series 2024-2 Class A2A†	5.54%	11/16/2026	$18,850,000	$18,843,919
Credit Acceptance Auto Loan Trust Series 2023-1A Class A†	6.48%	3/15/2033	16,450,000	16,584,005
Enterprise Fleet Financing LLC Series 2024-1 Class A2†	5.23%	3/20/2030	24,555,000	24,425,072
Enterprise Fleet Financing LLC Series 2024-2 Class A2†	5.74%	12/20/2026	18,250,000	18,288,288
Exeter Automobile Receivables Trust Series 2024-3 Class A2	5.82%	2/15/2027	6,678,000	6,678,501
Exeter Automobile Receivables Trust Series 2024-3 Class A3	5.65%	12/15/2027	8,000,000	7,999,109
First Investors Auto Owner Trust Series 2021-2A Class A†	0.48%	3/15/2027	8,402,307	8,341,819
First Investors Auto Owners Trust Series 2022-2A Class A†	6.26%	7/15/2027	11,982,908	12,002,762
Flagship Credit Auto Trust Series 2021-2 Class B†	0.93%	6/15/2027	2,060,347	2,052,277
Flagship Credit Auto Trust Series 2023-1 Class A2†	5.38%	12/15/2026	4,384,350	4,375,837
Flagship Credit Auto Trust Series 2023-3 Class A2†	5.89%	7/15/2027	35,208,805	35,212,628
Ford Credit Auto Lease Trust Series 2023-A Class A2A	5.19%	6/15/2025	126,339	126,305
Ford Credit Auto Lease Trust Series 2023-A Class A3	4.94%	3/15/2026	48,600,000	48,473,659
Ford Credit Auto Lease Trust Series 2024-A Class A3	5.06%	5/15/2027	11,710,000	11,662,337
Ford Credit Auto Lease Trust Series 2024-A Class B	5.29%	6/15/2027	11,665,000	11,595,739
Ford Credit Auto Owner Trust Series 2023-C Class A3	5.53%	9/15/2028	18,696,000	18,782,802
Ford Credit Auto Owner Trust Series 2018-1 Class A†	3.19%	7/15/2031	51,475,000	50,693,167
GLS Auto Receivables Issuer Trust Series 2021-3A Class C†	1.11%	9/15/2026	14,430,391	14,215,472
GLS Auto Receivables Trust Series 2021-2A Class C†	1.08%	6/15/2026	4,612,898	4,587,688
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	9,207,000	9,199,358
GM Financial Automobile Leasing Trust Series 2023-1 Class A2A	5.27%	6/20/2025	1,300,499	1,299,992

See Notes to Financial Statements.	289

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Automobiles (continued)
GM Financial Automobile Leasing Trust Series 2024-2 Class A3	5.39%		7/20/2027	$32,000,000	$32,017,203
GM Financial Consumer Automobile Receivables Trust Series 2023-1 Class A2A	5.19%		3/16/2026	15,295,932	15,275,911
Hertz Vehicle Financing III LLC Series 2022-1A Class A†	1.99%		6/25/2026	12,150,000	11,765,462
Hertz Vehicle Financing LLC Series 2021-1A Class A†	1.21%		12/26/2025	27,730,000	27,266,282
Honda Auto Receivables 2024-2 Owner Series 2024-2 Class A3	5.27%		11/20/2028	29,720,000	29,722,152
Honda Auto Receivables Owner Trust Series 2022-C Class A2A	3.83%		8/15/2025	5,845,881	5,838,974
Honda Auto Receivables Owner Trust Series 2023-1 Class A3	5.04%		4/21/2027	37,124,000	36,962,202
Honda Auto Receivables Owner Trust Series 2023-4 Class A3	5.67%		6/21/2028	37,343,000	37,650,953
Huntington Auto Trust Series 2024-1A Class A2†	5.50%		3/15/2027	25,000,000	24,975,475
Hyundai Auto Lease Securitization Trust Series 2023-A Class A2A†	5.20%		4/15/2025	1,480,953	1,480,567
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3†	5.41%		5/17/2027	13,320,000	13,347,319
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3	5.32%		1/18/2028	11,045,000	11,050,408
Mercedes-Benz Auto Receivables Trust Series 2023-1 Class A2	5.09%		1/15/2026	1,947,812	1,946,392
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3	5.95%		11/15/2028	14,456,000	14,629,992
Navistar Financial Dealer Note Master Owner Trust Series 2024-1 Class A†	5.59%		4/25/2029	24,160,000	24,115,715
NextGear Floorplan Master Owner Trust Series 2022-1A Class A2†	2.80%		3/15/2027	60,443,000	59,109,077
NextGear Floorplan Master Owner Trust Series 2023-1A Class A1†	6.424% (30 day USD SOFR Average + 1.10%	)#	3/15/2028	19,850,000	20,016,522
Nissan Auto Lease Trust Series 2023-B Class A3	5.69%		7/15/2026	43,370,000	43,422,981
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%		3/15/2028	7,035,000	7,094,565
Octane Receivables Trust Series 2024-1A Class A2†	5.68%		5/20/2030	37,022,000	37,021,619

290	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Automobiles (continued)
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%	7/14/2028	$20,714,309	$20,045,384
OneMain Direct Auto Receivables Trust Series 2021-1A Class B†	1.26%	7/14/2028	34,347,000	31,933,282
Santander Consumer Auto Receivables Trust Series 2024-AA Class F†	10.12%	1/16/2029	20,000,000	20,221,060
Santander Drive Auto Receivables Trust Series 2022-5 Class C	4.74%	10/16/2028	7,200,000	7,113,526
Santander Drive Auto Receivables Trust Series 2023-4 Class A2	6.18%	2/16/2027	5,721,192	5,732,327
Santander Drive Auto Receivables Trust Series 2024-1 Class A2	5.71%	2/16/2027	14,510,347	14,512,582
Santander Drive Auto Receivables Trust Series 2024-2 Class A2	5.80%	9/15/2027	46,000,000	46,017,333
Santander Retail Auto Lease Trust Series 2021-C Class C†	1.11%	3/20/2026	226,295	225,758
SBNA Auto Lease Trust Series 2023-A Class A2†	6.27%	4/20/2026	21,824,993	21,896,600
SBNA Auto Lease Trust Series 2024-A Class A2†	5.45%	1/20/2026	46,600,000	46,552,463
SBNA Auto Lease Trust Series 2024-B Class A2†	5.67%	11/20/2026	29,810,000	29,834,721
SBNA Auto Receivables Trust Series 2024-A Class A2†	5.70%	3/15/2027	11,000,000	10,990,895
SFS Auto Receivables Securitization Trust Series 2024-2A Class A2†	5.71%	10/20/2027	20,835,000	20,838,174
Toyota Auto Receivables Owner Trust Series 2023-D Class A3	5.54%	8/15/2028	19,789,000	19,920,751
Tricolor Auto Securitization Trust Series 2023-1A Class A†	6.48%	8/17/2026	1,259,885	1,260,271
Volkswagen Auto Lease Trust Series 2022-A Class A3	3.44%	7/21/2025	17,095,754	17,042,260
VStrong Auto Receivables Trust Series 2024-A Class A2†	5.79%	8/16/2027	15,000,000	14,996,341
Westlake Automobile Receivables Trust Series 2021-1A Class C†	0.95%	3/16/2026	30,764	30,707
Westlake Automobile Receivables Trust Series 2021-2A Class D†	1.23%	12/15/2026	30,025,000	29,006,969
Westlake Automobile Receivables Trust Series 2022-2A Class A2A†	5.87%	7/15/2026	11,178,796	11,176,221
Westlake Automobile Receivables Trust Series 2023-4A Class A2†	6.23%	1/15/2027	21,000,000	21,065,541
Westlake Automobile Receivables Trust Series 2024-1A Class A3†	5.44%	5/17/2027	24,500,000	24,450,209

See Notes to Financial Statements.	291

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust Series 2024-1A Class B†	5.55%		11/15/2027	$31,910,000	$31,758,747
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%		2/15/2028	7,603,000	7,589,376
World Omni Automobile Lease Securitization Trust Series 2022-A Class A3	3.21%		2/18/2025	2,017,763	2,015,797
Total					1,518,097,598

Credit Card 1.07%
Discover Card Execution Note Trust Series 2022-A2 Class A	3.32%		5/15/2027	66,374,000	65,042,776
Discover Card Execution Note Trust Series 2023-A2 Class A	4.93%		6/15/2028	11,169,000	11,105,022
Synchrony Card Funding LLC Series 2022-A1 Class A	3.37%		4/15/2028	15,000,000	14,720,299
Synchrony Card Funding LLC Series 2022-A2 Class A	3.86%		7/15/2028	16,698,000	16,393,706
Total					107,261,803

Other 11.32%
Affirm Asset Securitization Trust Series 2022-X1 Class A†	1.75%		2/15/2027	1,670,580	1,654,635
Affirm Asset Securitization Trust Series 2023-A Class A†	6.61%		1/18/2028	6,500,000	6,523,648
Affirm Asset Securitization Trust Series 2023-B Class 1A†	6.82%		9/15/2028	14,715,000	14,908,099
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	22,591,000	22,887,453
Affirm Asset Securitization Trust Series 2024-X1 Class A†	6.27%		5/15/2029	50,000,000	50,055,180
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031	39,130,000	39,003,094
Apidos CLO XXV Ltd. Series 2016-25A Class A1R2†	6.475% (3 mo. USD Term SOFR + 1.15%	)#	10/20/2031	37,480,450	37,532,268
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	14,563,298	13,045,408
ARES XXXIV CLO Ltd. Series 2015-2A Class AR3†	6.637% (3 mo. USD Term SOFR + 1.32%	)#	4/17/2033	50,000,000	50,141,762
Atalaya Equipment Leasing Trust Series 2021-1A Class A2†	1.23%		5/15/2026	170,354	170,057
Atrium IX Series 9A Class AR2†	6.588% (3 mo. USD Term SOFR + 1.25%	)#	5/28/2030	35,108,112	35,181,370

292	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Other (continued)
Atrium XIII Series 13A Class AR†	6.476% (3 mo. USD Term SOFR + 1.15%	)#	11/21/2030	$47,029,784	$47,080,229
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA Class A1A†	6.676% (3 mo. USD Term SOFR + 1.35%	)#	4/20/2031	12,012,850	12,012,850
Benefit Street Partners CLO XIX Ltd. Series 2019-19A Class AR†	6.505% (3 mo. USD Term SOFR + 1.18%	)#	1/15/2033	27,000,000	26,999,996
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	6.566% (3 mo. USD Term SOFR + 1.24%	)#	7/20/2029	42,529,848	42,581,260
Dell Equipment Finance Trust Series 2024-1 Class A3†	5.65%		9/22/2028	32,775,000	32,817,909
Dell Equipment Finance Trust Series 2024-1 Class A3†	5.39%		3/22/2030	30,470,000	30,517,984
DLLAA LLC Series 2023-1A Class A2†	5.93%		7/20/2026	36,573,126	36,621,457
DLLST LLC Series 2024-1A Class A2†	5.33%		1/20/2026	12,500,000	12,466,953
Dryden 40 Senior Loan Fund Series 2015-40A Class AR2†	6.472% (3 mo. USD Term SOFR + 1.15%	)#	8/15/2031	33,786,001	33,785,794
Flatiron CLO Ltd. Series 2017-1A Class AR†	6.564% (3 mo. USD Term SOFR + 1.24%	)#	5/15/2030	6,263,349	6,282,277
FS Rialto Series 2021-FL2 Class A†	6.654% (1 mo. USD Term SOFR + 1.33%	)#	5/16/2038	10,304,032	10,184,598
Galaxy XIX CLO Ltd. Series 2015-19A Class A1RR†	6.535% (3 mo. USD Term SOFR + 1.21%	)#	7/24/2030	31,740,613	31,810,250
Galaxy XXVI CLO Ltd. Series 2018-26A Class AR†	6.497% (3 mo. USD Term SOFR + 1.17%	)#	11/22/2031	57,770,000	57,769,770
GreatAmerica Leasing Receivables Funding LLC Series 2021-2 Class A4†	1.04%		9/15/2027	14,000,000	13,348,230
HGI CRE CLO Ltd. Series 2021-FL1 Class A†	6.484% (1 mo. USD Term SOFR + 1.16%	)#	6/16/2036	5,194,432	5,171,395
HPEFS Equipment Trust Series 2023-1A Class A2†	5.43%		8/20/2025	11,037,216	11,025,556
KKR CLO 40 Ltd. Series 40A Class AR†(a)	6.643% (3 mo. USD Term SOFR + 1.30%	)#	10/20/2034	27,660,000	27,660,000
KREF Ltd. Series 2021-FL2 Class A†	6.505% (1 mo. USD Term SOFR + 1.18%	)#	2/15/2039	15,139,308	14,855,446
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	21,770,000	20,356,498

See Notes to Financial Statements.	293

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Other (continued)
LFT CRE Ltd. Series 2021-FL1 Class A†	6.601% (1 mo. USD Term SOFR + 1.28%	)#	6/15/2039	$10,326,021	$10,313,113
Madison Park Funding XVII Ltd. Series 2015-17A Class AR2†	6.586% (3 mo. USD Term SOFR + 1.26%	)#	7/21/2030	41,057,027	41,161,965
Marlette Funding Trust Series 2021-3A Class B†	1.30%		12/15/2031	4,820,185	4,796,910
MF1 Ltd. Series 2021-FL6 Class A†	6.535% (1 mo. USD Term SOFR + 1.21%	)#	7/16/2036	20,506,074	20,383,993
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R†	6.586% (3 mo. USD Term SOFR + 1.26%	)#	3/17/2030	52,019,142	52,112,597
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.54% (3 mo. USD Term SOFR + 1.21%	)#	7/15/2029	20,210,428	20,235,691
OZLM Funding II Ltd. Series 2012-2A Class A1A2†	6.53% (3 mo. USD Term SOFR + 1.20%	)#	7/30/2031	44,781,097	44,859,464
Pagaya AI Debt Trust Series 2022-1 Class A†	2.03%		10/15/2029	4,113,529	4,088,595
Palmer Square Loan Funding Ltd. Series 2023-1A Class A1†	7.025% (3 mo. USD Term SOFR + 1.70%	)#	7/20/2031	8,505,802	8,531,320
Post Road Equipment Finance LLC Series 2024-1A Class A2†	5.59%		11/15/2029	21,000,000	20,984,443
Regatta XIV Funding Ltd. Series 2018-3A Class AR†(a)	6.213% (3 mo. USD Term SOFR + 1.10%	)#	10/25/2031	38,260,000	38,288,695	(b)
SCF Equipment Leasing LLC Series 2023-1A Class A2†	6.56%		1/22/2030	15,900,000	16,032,622
TCI-Flatiron CLO Ltd. Series 2017-1A Class AR†	6.551% (3 mo. USD Term SOFR + 1.22%	)#	11/18/2030	23,734,901	23,784,784
TICP CLO VII Ltd. Series 2017-7A Class ASR2†	6.629% (3 mo. USD Term SOFR + 1.30%	)#	4/15/2033	40,000,000	40,200,035
Verdant Receivables LLC Series 2024-1A Class A2†	5.68%		12/12/2031	26,575,000	26,615,001
Verizon Master Trust Series 2022-7 Class A1A	5.23%		11/22/2027	19,900,000	19,861,836
Total					1,136,702,490

Rec Vehicle Loan 0.01%
Octane Receivables Trust Series 2021-1A Class A†	0.93%		3/22/2027	1,061,872	1,055,018

Student Loan 0.12%
Navient Private Education Refi Loan Trust Series 2020-EA Class A†	1.69%		5/15/2069	13,375,628	12,194,915
Total Asset-Backed Securities (cost $2,781,314,333)					2,775,311,824

294	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
CORPORATE BONDS 58.60%

Aerospace/Defense 0.52%
Boeing Co.	4.875%		5/1/2025	$25,852,000	$25,581,856
Howmet Aerospace, Inc.	6.875%		5/1/2025	5,718,000	5,776,415
Rolls-Royce PLC (United Kingdom)†(c)	3.625%		10/14/2025	21,228,000	20,565,464
Total					51,923,735

Agriculture 0.31%
Philip Morris International, Inc.	5.125%		11/15/2024	31,580,000	31,528,327

Auto Manufacturers 5.74%
American Honda Finance Corp.	5.963% (SOFR + 0.60%	)#	8/14/2025	22,201,000	22,255,262
American Honda Finance Corp.	6.065% (SOFR + 0.71%	)#	1/9/2026	44,151,000	44,410,739
American Honda Finance Corp.	6.122% (SOFR + 0.77%	)#	3/12/2027	26,612,000	26,795,186
Daimler Truck Finance North America LLC†	5.60%		8/8/2025	28,926,000	28,939,215
Ford Motor Credit Co. LLC	2.30%		2/10/2025	15,648,000	15,264,579
Ford Motor Credit Co. LLC	3.375%		11/13/2025	3,090,000	2,984,443
Ford Motor Credit Co. LLC	4.063%		11/1/2024	26,087,000	25,877,522
Ford Motor Credit Co. LLC	4.134%		8/4/2025	16,761,000	16,433,503
Ford Motor Credit Co. LLC	4.389%		1/8/2026	25,965,000	25,374,676
Ford Motor Credit Co. LLC	4.687%		6/9/2025	9,515,000	9,414,548
Ford Motor Credit Co. LLC	5.125%		6/16/2025	6,100,000	6,055,719
General Motors Financial Co., Inc.	4.35%		4/9/2025	9,808,000	9,696,414
General Motors Financial Co., Inc.	5.976% (SOFR + 0.62%	)#	10/15/2024	44,943,000	44,975,350
General Motors Financial Co., Inc.	6.711% (SOFR + 1.35%	)#	5/8/2027	26,796,000	27,053,185
Hyundai Capital America†	3.40%		6/20/2024	9,066,000	9,054,586
Hyundai Capital America†	5.80%		6/26/2025	26,465,000	26,483,457
Hyundai Capital America†	6.51% (SOFR + 1.15%	)#	8/4/2025	40,797,000	41,016,027
Hyundai Capital America†	6.68% (SOFR + 1.32%	)#	11/3/2025	40,746,000	41,073,033
Hyundai Capital America†	6.855% (SOFR + 1.50%	)#	1/8/2027	30,859,000	31,298,042
Toyota Motor Credit Corp.	6.004% (SOFR + 0.65%	)#	1/5/2026	53,162,000	53,364,620
Volkswagen Group of America Finance LLC†	5.80%		9/12/2025	22,115,000	22,156,837

See Notes to Financial Statements.	295

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Auto Manufacturers (continued)
Volkswagen Group of America Finance LLC†	6.183% (SOFR + 0.83%	)#	3/20/2026	$24,100,000	$24,177,385
Volkswagen Group of America Finance LLC†	6.283% (SOFR + 0.93%	)#	9/12/2025	22,115,000	22,247,608
Total					576,401,936

Auto Parts & Equipment 0.16%
Magna International, Inc. (Canada)(c)	5.98%		3/21/2026	16,328,000	16,328,039

Banks 35.61%
AIB Group PLC (Ireland)†(c)	7.583% (SOFR + 3.46%	)#	10/14/2026	48,327,000	49,404,472
ANZ New Zealand International Ltd. (United Kingdom)†(c)	5.963% (SOFR + 0.60%	)#	2/18/2025	17,916,000	17,961,048
Australia & New Zealand Banking Group Ltd. (Australia)†(c)	6.167% (SOFR + 0.81%	)#	1/18/2027	26,601,000	26,795,866
Bank of America Corp.	0.981% (SOFR + 0.91%	)#	9/25/2025	39,628,000	39,041,588
Bank of America Corp.	1.658% (SOFR + 0.91%	)#	3/11/2027	33,000,000	30,862,861
Bank of America Corp.	2.015% (3 mo. USD Term SOFR + 0.90%	)#	2/13/2026	20,717,000	20,182,141
Bank of America Corp.	2.456% (3 mo. USD Term SOFR + 1.13%	)#	10/22/2025	10,000,000	9,871,605
Bank of America Corp.	3.093% (3 mo. USD Term SOFR + 1.35%	)#	10/1/2025	62,757,000	62,187,569
Bank of America Corp.	3.384% (SOFR + 1.33%	)#	4/2/2026	47,308,000	46,389,881
Bank of Ireland Group PLC (Ireland)†(c)	6.253% (1 yr. CMT + 2.65%	)#	9/16/2026	4,124,000	4,144,562
Bank of Montreal (Canada)(c)	5.20%		12/12/2024	24,987,000	24,940,502
Bank of Montreal (Canada)(c)	6.305% (SOFR + 0.95%	)#	9/25/2025	43,632,000	43,923,194
Bank of Montreal (Canada)(c)	6.512% (SOFR + 1.16%	)#	12/11/2026	26,605,000	26,983,389
Bank of Nova Scotia (Canada)(c)	5.25%		12/6/2024	44,634,000	44,543,851
Bank of Nova Scotia (Canada)(c)	6.443% (SOFR + 1.09%	)#	6/12/2025	43,743,000	44,069,993
Barclays PLC (United Kingdom)(c)	2.852% (SOFR + 2.71%	)#	5/7/2026	38,434,000	37,415,402

296	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Banks (continued)
Barclays PLC (United Kingdom)(c)	5.304% (1 yr. CMT + 2.30%	)#	8/9/2026	$17,383,000	$17,284,221
Barclays PLC (United Kingdom)(c)	7.325% (1 yr. CMT + 3.05%	)#	11/2/2026	21,514,000	21,934,778
BNP Paribas SA (France)†(c)	1.323% (SOFR + 1.00%	)#	1/13/2027	18,750,000	17,493,010
BNP Paribas SA (France)†(c)	2.219% (SOFR + 2.07%	)#	6/9/2026	36,190,000	34,928,103
BNP Paribas SA (France)†(c)	2.819% (3 mo. USD Term SOFR + 1.37%	)#	11/19/2025	107,248,000	105,758,505
BPCE SA (France)†(c)	4.625%		7/11/2024	13,498,000	13,472,986
BPCE SA (France)†(c)	5.15%		7/21/2024	34,141,000	34,077,206
BPCE SA (France)†(c)	5.926% (SOFR + 0.57%	)#	1/14/2025	27,056,000	27,091,859
BPCE SA (France)†(c)	5.975% (SOFR + 2.10%	)#	1/18/2027	36,639,000	36,756,748
Canadian Imperial Bank of Commerce (Canada)(c)	5.144%		4/28/2025	15,693,000	15,639,069
Canadian Imperial Bank of Commerce (Canada)(c)	5.777% (SOFR + 0.42%	)#	10/18/2024	13,509,000	13,518,547
Citibank NA	6.161% (SOFR + 0.81%	)#	9/29/2025	43,778,000	44,020,453
Citigroup, Inc.	2.014% (SOFR + 0.69%	)#	1/25/2026	91,108,000	88,911,174
Citigroup, Inc.	3.106% (SOFR + 2.84%	)#	4/8/2026	22,324,000	21,837,496
Citigroup, Inc.	5.61% (SOFR + 1.55%	)#	9/29/2026	31,595,000	31,592,007
Citizens Bank NA	5.284% (SOFR + 1.02%	)#	1/26/2026	27,991,000	27,794,980
Citizens Bank NA	6.064% (SOFR + 1.45%	)#	10/24/2025	16,274,000	16,280,754
Credit Suisse AG	2.95%		4/9/2025	8,386,000	8,197,146
Danske Bank AS (Denmark)†(c)	1.621% (1 yr. CMT + 1.35%	)#	9/11/2026	51,669,000	48,990,863
Danske Bank AS (Denmark)†(c)	3.244% (3 mo. USD LIBOR + 1.59%	)#	12/20/2025	5,831,000	5,746,086
Danske Bank AS (Denmark)†(c)	6.466% (1 yr. CMT + 2.10%	)#	1/9/2026	77,205,000	77,406,610
First-Citizens Bank & Trust Co.	2.969% (3 mo. USD Term SOFR + 1.72%	)#	9/27/2025	60,672,000	60,009,534

See Notes to Financial Statements.	297

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Banks (continued)
Goldman Sachs Bank USA	5.414% (SOFR + 0.75%	)#	5/21/2027	$44,883,000	$44,763,148
Goldman Sachs Bank USA	6.123% (SOFR + 0.77%	)#	3/18/2027	44,364,000	44,668,051
Goldman Sachs Group, Inc.	0.855% (SOFR + 0.61%	)#	2/12/2026	17,699,000	17,106,686
Goldman Sachs Group, Inc.	3.272% (3 mo. USD Term SOFR + 1.46%	)#	9/29/2025	9,593,000	9,514,993
Goldman Sachs Group, Inc.	5.848% (SOFR + 0.49%	)#	10/21/2024	63,161,000	63,198,345
Goldman Sachs Group, Inc.	6.427% (SOFR + 1.07%	)#	8/10/2026	43,667,000	43,874,341
HSBC Holdings PLC (United Kingdom)(c)	1.645% (SOFR + 1.54%	)#	4/18/2026	38,658,000	37,297,004
HSBC Holdings PLC (United Kingdom)(c)	2.099% (SOFR + 1.93%	)#	6/4/2026	8,933,000	8,611,409
HSBC Holdings PLC (United Kingdom)(c)	2.999% (SOFR + 1.43%	)#	3/10/2026	151,498,000	148,341,925
HSBC Holdings PLC (United Kingdom)(c)	4.292% (3 mo. USD Term SOFR + 1.61%	)#	9/12/2026	7,393,000	7,258,726
HSBC USA, Inc.	6.31% (SOFR + 0.96%	)#	3/4/2027	26,831,000	27,053,831
ING Groep NV (Netherlands)(c)	3.869% (SOFR + 1.64%	)#	3/28/2026	22,055,000	21,731,708
JPMorgan Chase & Co.	2.301% (SOFR + 1.16%	)#	10/15/2025	99,304,000	98,032,608
JPMorgan Chase & Co.	3.845% (SOFR + 0.98%	)#	6/14/2025	30,767,000	30,745,914
JPMorgan Chase & Co.	5.546% (SOFR + 1.07%	)#	12/15/2025	70,914,000	70,839,019
JPMorgan Chase Bank NA	6.352% (SOFR + 1.00%	)#	12/8/2026	26,705,000	27,065,594
KeyBank NA	5.673% (SOFR + 0.32%	)#	6/14/2024	6,521,000	6,521,030
Lloyds Banking Group PLC (United Kingdom)(c)	3.511% (1 yr. CMT + 1.60%	)#	3/18/2026	58,668,000	57,615,491
Lloyds Banking Group PLC (United Kingdom)(c)	3.87% (1 yr. CMT + 3.50%	)#	7/9/2025	24,117,000	24,066,950
Macquarie Bank Ltd. (Australia)†(c)	4.875%		6/10/2025	9,554,000	9,462,347
Macquarie Group Ltd. (Australia)†(c)	1.34% (SOFR + 1.07%	)#	1/12/2027	14,900,000	13,900,722
Macquarie Group Ltd. (Australia)†(c)	6.207%		11/22/2024	86,276,000	86,494,378

298	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	6.796% (SOFR + 1.44%	)#	4/17/2026	$35,250,000	$35,520,698
Morgan Stanley	0.864% (SOFR + 0.75%	)#	10/21/2025	10,310,000	10,112,740
Morgan Stanley	2.188% (SOFR + 1.99%	)#	4/28/2026	57,056,000	55,289,390
Morgan Stanley	2.63% (SOFR + 0.94%	)#	2/18/2026	8,049,000	7,874,293
Morgan Stanley	2.72% (SOFR + 1.15%	)#	7/22/2025	11,100,000	11,051,203
Morgan Stanley	4.679% (SOFR + 1.67%	)#	7/17/2026	22,316,000	22,072,207
Morgan Stanley Bank NA	6.137% (SOFR + 0.78%	)#	7/16/2025	30,508,000	30,680,453
National Australia Bank Ltd. (Australia)†(c)	6.001% (SOFR + 0.65%	)#	12/10/2025	17,634,000	17,695,295
National Bank of Canada (Canada)(c)	6.255% (SOFR + 0.90%	)#	3/25/2027	41,500,000	41,597,027
NatWest Group PLC (United Kingdom)(c)	7.472% (1 yr. CMT + 2.85%	)#	11/10/2026	24,562,000	25,164,390
NatWest Markets PLC (United Kingdom)†(c)	5.891% (SOFR + 0.53%	)#	8/12/2024	22,842,000	22,851,102
NatWest Markets PLC (United Kingdom)†(c)	6.805% (SOFR + 1.45%	)#	3/22/2025	40,000,000	40,321,507
Royal Bank of Canada (Canada)(c)	6.307% (SOFR + 0.95%	)#	1/19/2027	22,170,000	22,352,030
Royal Bank of Canada (Canada)(c)	6.438% (SOFR + 1.08%	)#	7/20/2026	43,671,000	44,176,962
Santander U.K. Group Holdings PLC (United Kingdom)(c)	6.833% (SOFR + 2.75%	)#	11/21/2026	52,040,000	52,814,081
Skandinaviska Enskilda Banken AB (Sweden)†(c)	6.242% (SOFR + 0.89%	)#	3/5/2027	22,357,000	22,525,719
Standard Chartered PLC (United Kingdom)†(c)	2.819% (3 mo. USD LIBOR + 1.21%	)#	1/30/2026	59,522,000	58,302,400
State Street Corp.	6.205% (SOFR + 0.85%	)#	8/3/2026	43,600,000	43,855,815
Sumitomo Mitsui Financial Group, Inc. (Japan)(c)	6.655% (SOFR + 1.30%	)#	7/13/2026	21,769,000	22,080,998

See Notes to Financial Statements.	299

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Banks (continued)
Svenska Handelsbanken AB (Sweden)†(c)	6.603% (SOFR + 1.25%	)#	6/15/2026	$39,406,000	$40,002,035
Swedbank AB (Sweden)†(c)	6.733% (SOFR + 1.38%	)#	6/15/2026	41,440,000	42,107,200
Toronto-Dominion Bank (Canada)(c)	3.766%		6/6/2025	21,057,000	20,699,322
Toronto-Dominion Bank (Canada)(c)	4.285%		9/13/2024	63,599,000	63,354,584
Toronto-Dominion Bank (Canada)(c)	5.701% (SOFR + 0.35%	)#	9/10/2024	4,700,000	4,700,883
Toronto-Dominion Bank (Canada)(c)	6.437% (SOFR + 1.08%	)#	7/17/2026	43,611,000	44,124,018
Truist Financial Corp.	5.751% (SOFR + 0.40%	)#	6/9/2025	45,630,000	45,627,865
UBS AG (United Kingdom)†(c)	0.70%		8/9/2024	24,006,000	23,787,042
UBS Group AG (Switzerland)†(c)	2.193% (SOFR + 2.04%	)#	6/5/2026	42,709,000	41,192,735
UBS Group AG (Switzerland)†(c)	2.593% (SOFR + 1.56%	)#	9/11/2025	44,522,000	44,121,922
UBS Group AG (Switzerland)(c)	3.75%		3/26/2025	25,394,000	25,004,077
UBS Group AG (Switzerland)†(c)	4.125%		9/24/2025	26,655,000	26,108,313
UBS Group AG (Switzerland)†(c)	4.488% (1 yr. CMT + 1.55%	)#	5/12/2026	33,697,000	33,267,282
UBS Group AG (Switzerland)†(c)	6.373% (SOFR + 3.34%	)#	7/15/2026	8,984,000	9,030,351
UniCredit SpA (Italy)†(c)	2.569% (1 yr. CMT + 2.30%	)#	9/22/2026	60,545,000	58,057,033
Wells Fargo & Co.	2.164% (3 mo. USD Term SOFR + 1.01%	)#	2/11/2026	49,079,000	47,889,995
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	44,216,000	42,832,553
Wells Fargo & Co.	2.406% (3 mo. USD Term SOFR + 1.09%	)#	10/30/2025	126,850,000	125,125,709
Wells Fargo & Co.	3.908% (SOFR + 1.32%	)#	4/25/2026	9,962,000	9,802,191
Wells Fargo Bank NA	6.421% (SOFR + 1.06%	)#	8/7/2026	44,218,000	44,719,741
Total					3,573,517,440

Beverages 0.27%
Keurig Dr Pepper, Inc.	6.236% (SOFR + 0.88%	)#	3/15/2027	26,617,000	26,779,027

300	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Biotechnology 0.15%
Amgen, Inc.	5.25%		3/2/2025	$4,114,000	$4,104,668
Amgen, Inc.	5.507%		3/2/2026	10,484,000	10,485,893
Total					14,590,561

Building Materials 0.08%
Carrier Global Corp.	5.80%		11/30/2025	8,183,000	8,222,701

Chemicals 0.22%
Celanese U.S. Holdings LLC	6.05%		3/15/2025	22,354,000	22,376,611

Commercial Services 0.12%
Triton Container International Ltd.†	1.15%		6/7/2024	12,394,000	12,385,227

Computers 0.20%
Hewlett Packard Enterprise Co.	5.90%		10/1/2024	19,673,000	19,677,633

Diversified Financial Services 3.45%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	1.65%		10/29/2024	17,587,000	17,292,437
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	1.75%		10/29/2024	30,189,000	29,703,554
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.45%		10/1/2025	16,543,000	16,298,451
Aircastle Ltd.†	5.25%		8/11/2025	25,349,000	25,118,510
American Express Co.	6.28% (SOFR + 0.93%	)#	3/4/2025	36,253,000	36,426,917
American Express Co.	6.338% (SOFR + 1.33%	)#	10/30/2026	21,495,000	21,732,661
Aviation Capital Group LLC†	1.95%		9/20/2026	6,119,000	5,613,719
Aviation Capital Group LLC†	4.875%		10/1/2025	7,982,000	7,861,574
Aviation Capital Group LLC†	5.50%		12/15/2024	16,108,000	16,055,475
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	34,088,000	31,921,646
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.875%		2/15/2025	15,997,000	15,632,872
Avolon Holdings Funding Ltd. (Ireland)†(c)	3.95%		7/1/2024	53,235,000	53,147,860
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026	22,223,000	21,538,452
Jefferies Financial Group, Inc.	6.05%		3/12/2025	44,695,000	44,662,814
Nuveen Finance LLC†	4.125%		11/1/2024	2,755,000	2,735,158
Total					345,742,100

Electric 1.97%
AES Corp.†	3.30%		7/15/2025	17,000,000	16,558,984
Algonquin Power & Utilities Corp. (Canada)(c)	5.365%	(d)	6/15/2026	15,377,000	15,275,957
American Electric Power Co., Inc.	5.699%		8/15/2025	9,376,000	9,381,369

See Notes to Financial Statements.	301

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Electric (continued)
Emera U.S. Finance LP	3.55%		6/15/2026		$9,498,000	$9,089,910
Georgia Power Co.	6.111% (SOFR + 0.75%	)#	5/8/2025		21,750,000	21,833,319
NextEra Energy Capital Holdings, Inc.	4.20%		6/20/2024		4,898,000	4,894,214
NextEra Energy Capital Holdings, Inc.	5.749%		9/1/2025		8,790,000	8,807,806
NextEra Energy Capital Holdings, Inc.	6.051%		3/1/2025		7,428,000	7,444,796
NRG Energy, Inc.†	2.00%		12/2/2025		6,250,000	5,885,660
Southern California Edison Co.	9.787% (3 mo. USD Term SOFR + 4.46%	)#	–	(e)	5,000,000	5,010,290
Vistra Operations Co. LLC†	3.55%		7/15/2024		45,136,000	44,999,052
Vistra Operations Co. LLC†	5.125%		5/13/2025		49,155,000	48,949,070
Total						198,130,427

Electronics 0.04%
Trimble, Inc.	4.75%		12/1/2024		4,389,000	4,367,878

Entertainment 0.29%
Warnermedia Holdings, Inc.	6.412%		3/15/2026		28,977,000	28,977,781

Gas 0.36%
East Ohio Gas Co.†	1.30%		6/15/2025		6,238,000	5,954,745
Spire, Inc.	5.30%		3/1/2026		30,294,000	30,189,155
Total						36,143,900

Hand/Machine Tools 0.25%
Regal Rexnord Corp.	6.05%		2/15/2026		25,378,000	25,457,514

Health Care-Products 1.15%
Baxter International, Inc.	1.322%		11/29/2024		66,318,000	64,897,518
GE HealthCare Technologies, Inc.	5.55%		11/15/2024		50,475,000	50,387,043
Total						115,284,561

Insurance 2.98%
Athene Global Funding†	2.55%		6/29/2025		5,500,000	5,312,668
Athene Global Funding†	5.684%		2/23/2026		30,976,000	30,967,104
Athene Global Funding†	6.565% (SOFR + 1.21%	)#	3/25/2027		26,628,000	26,782,857
Corebridge Global Funding†	5.75%		7/2/2026		4,440,000	4,443,630
Corebridge Global Funding†	6.655% (SOFR + 1.30%	)#	9/25/2026		29,760,000	30,141,295
F&G Global Funding†	0.90%		9/20/2024		31,320,000	30,846,967
GA Global Funding Trust†	0.80%		9/13/2024		37,195,000	36,657,575

302	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Insurance (continued)
GA Global Funding Trust†	1.625%		1/15/2026	$5,350,000	$5,007,182
GA Global Funding Trust†	5.853% (SOFR + 0.50%	)#	9/13/2024	7,486,000	7,488,633
GA Global Funding Trust†	6.716% (SOFR + 1.36%	)#	4/11/2025	51,514,000	51,770,389
Jackson National Life Global Funding†	5.60%		4/10/2026	8,946,000	8,906,372
Jackson National Life Global Funding†	6.506% (SOFR + 1.15%	)#	6/28/2024	49,131,000	49,163,402
RenaissanceRe Finance, Inc.	3.70%		4/1/2025	11,229,000	11,043,525
Total					298,531,599

Lodging 0.48%
Hyatt Hotels Corp.	1.80%		10/1/2024	11,059,000	10,909,606
Las Vegas Sands Corp.	2.90%		6/25/2025	38,482,000	37,260,901
Total					48,170,507

Media 0.13%
Charter Communications Operating LLC/Charter Communications Operating Capital	4.908%		7/23/2025	8,289,000	8,206,325
Discovery Communications LLC	3.95%		6/15/2025	4,923,000	4,824,577
Total					13,030,902

Mining 0.24%
Glencore Funding LLC†	6.415% (SOFR + 1.06%	)#	4/4/2027	23,809,000	23,886,613

Miscellaneous Manufacturing 0.20%
Parker-Hannifin Corp.	3.65%		6/15/2024	19,759,000	19,736,943

Oil & Gas 0.20%
Continental Resources, Inc.	3.80%		6/1/2024	10,464,000	10,464,000
Ovintiv, Inc.	5.65%		5/15/2025	9,308,000	9,300,368
Total					19,764,368

Pharmaceuticals 0.23%
Cigna Group	5.685%		3/15/2026	22,943,000	22,943,488

Pipelines 0.63%
TransCanada PipeLines Ltd. (Canada)(c)	6.203%		3/9/2026	19,969,000	19,969,543
TransCanada PipeLines Ltd. (Canada)(c)	6.871% (SOFR + 1.52%	)#	3/9/2026	43,659,000	43,687,523
Total					63,657,066

See Notes to Financial Statements.	303

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
REITS 1.63%
American Tower Corp.	1.60%		4/15/2026		$37,582,000	$35,000,240
Crown Castle, Inc.	1.35%		7/15/2025		6,000,000	5,719,757
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025		15,153,000	15,048,802
GLP Capital LP/GLP Financing II, Inc.	5.375%		4/15/2026		31,465,000	31,190,902
Public Storage Operating Co.	5.959% (SOFR + 0.60%	)#	7/25/2025		13,071,000	13,108,989
Public Storage Operating Co.	6.056% (SOFR + 0.70%	)#	4/16/2027		21,144,000	21,304,484
VICI Properties LP	4.375%		5/15/2025		11,723,000	11,568,600
VICI Properties LP/VICI Note Co., Inc.†	4.625%		6/15/2025		31,180,000	30,774,607
Total						163,716,381

Semiconductors 0.36%
Qorvo, Inc.	1.75%		12/15/2024		36,498,000	35,687,466

Telecommunications 0.63%
AT&T, Inc.	5.539%		2/20/2026		63,669,000	63,669,537
Total Corporate Bonds (cost $5,851,475,328)						5,880,630,268

FLOATING RATE LOANS(f) 4.00%

Aerospace/Defense 0.47%
RTX Corp. 2023 Term Loan	6.703% (3 mo. USD Term SOFR + 1.38%	)	5/7/2025		46,875,000	46,904,297

Building Materials 0.74%
Carrier Global Corp. 2023 EUR Term Loan A	6.663% (1 mo. USD Term SOFR + 1.25%	)	11/19/2024	EUR	45,343,248	49,353,415
Owens Corning, Inc. 2024 Term Loan	–	(g)	2/28/2025		$24,500,000	24,576,685
Total						73,930,100

Diversified Financial Services 0.18%
Intercontinental Exchange, Inc. Delayed Draw Term Loan	6.304% (1 mo. USD Term SOFR + 0.88%	)	9/5/2025		18,139,333	18,150,761

Food Service 0.25%
Mars, Inc. Term Loan	11.127% (3 mo. USD Term SOFR + 5.80%	)	7/15/2024		24,800,000	24,801,984

304	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Health Care Products 0.51%
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 1	6.548% (1 mo. USD Term SOFR + 1.13%	)	9/30/2024	$3,307,722	$3,313,924
Solventum Corp. Delayed Draw Term Loan	6.958% (3 mo. USD Term SOFR + 1.63%	)	8/15/2025	47,500,000	47,618,750
Total					50,932,674

Real Estate Investment Trusts 0.39%
Invitation Homes Operating Partnership LP 2020 Term Loan A	6.429% (1 mo. USD Term SOFR + 1.00%	)	1/31/2025	40,000,000	39,800,000

Semiconductors 1.46%
Broadcom, Inc. 2023 Term Loan A2	6.45% (1 mo. USD Term SOFR + 1.13%	)	8/15/2025	39,260,712	39,064,408
Broadcom, Inc. 2023 Term Loan A3	6.579% (1 mo. USD Term SOFR + 1.25%	)	8/14/2026	22,500,000	22,387,500
Marvell Technology Group Ltd. 2020 5 Year Term Loan A	6.803% (1 mo. USD Term SOFR + 1.38%	)	12/7/2025	28,125,000	28,212,891
Microchip Technology, Inc. 2021 Term Loan A	6.554% (1 mo. USD Term SOFR + 1.13%	)	8/29/2025	57,234,000	57,305,542
Total					146,970,341
Total Floating Rate Loans (cost $401,713,281)					401,490,157

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.28%

South Korea 0.28%
Korea National Oil Corp.†	6.186% (SOFR + 0.83%	)#	4/3/2027	12,514,000	12,585,956
Korea National Oil Corp.†	6.441% (SOFR + 1.08%	)#	11/14/2026	15,000,000	15,247,230
Total					27,833,186
Total Foreign Government Obligations (cost $27,514,000)					27,833,186

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.74%
BX Trust Series 2021-ARIA Class A†	6.331% (1 mo. USD Term SOFR + 1.01%	)#	10/15/2036	9,304,000	9,229,718
BXHPP Trust Series 2021-FILM Class A†	6.082% (1 mo. USD Term SOFR + 0.76%	)#	8/15/2036	20,000,000	19,232,114
BXMT Ltd. Series 2020-FL2 Class A†	6.335% (1 mo. USD Term SOFR + 1.01%	)#	2/15/2038	14,691,974	14,148,028
BXMT Ltd. Series 2021-FL4 Class A†	6.485% (1 mo. USD Term SOFR + 1.16%	)#	5/15/2038	9,906,748	9,510,478

See Notes to Financial Statements.	305

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6 Class M1†	6.124% (30 day USD SOFR Average + 0.80%	)#	10/25/2041	$945,760	$944,700
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3 Class M1†	6.174% (30 day USD SOFR Average + 0.85%	)#	9/25/2041	5,177,504	5,159,299
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	6.274% (30 day USD SOFR Average + 0.95%	)#	12/25/2041	9,085,113	9,070,714
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M1A†	6.324% (30 day USD SOFR Average + 1.00%	)#	1/25/2042	10,927,588	10,931,962
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R02 Class 2M1†	6.224% (30 day USD SOFR Average + 0.90%	)#	11/25/2041	8,180,186	8,184,818
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	6.524% (30 day USD SOFR Average + 1.20%	)#	1/25/2042	12,814,686	12,821,796
GS Mortgage Securities Corp. Trust Series 2018-HULA Class A†	6.543% (1 mo. USD Term SOFR + 1.22%	)#	7/15/2025	14,406,935	14,372,083
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.582% (1 mo. USD Term SOFR + 1.26%	)#	5/15/2026	40,000,000	37,256,572
KIND Trust Series 2021-KIND Class A†	6.385% (1 mo. USD Term SOFR + 1.06%	)#	8/15/2038	24,545,068	24,151,259
Total Non-Agency Commercial Mortgage-Backed Securities (cost $179,947,563)					175,013,541

U.S. TREASURY OBLIGATIONS 1.49%
U.S. Treasury Notes	4.25%		5/31/2025	89,090,000	88,274,664
U.S. Treasury Notes	4.25%		1/31/2026	22,135,300	21,883,251
U.S. Treasury Notes	5.00%		9/30/2025	39,279,000	39,239,875
Total U.S. Treasury Obligations (cost $149,977,435)					149,397,790
Total Long-Term Investments (cost $9,391,941,940)					9,409,676,766

306	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
SHORT-TERM INVESTMENTS 6.91%

COMMERCIAL PAPER 6.60%

Aerospace/Defense 0.10%
L3Harris Technologies, Inc.†	6.319%	8/29/2024	$10,000,000	$9,860,375

Chemicals 0.54%
FMC Corp.†	6.165%	6/13/2024	53,750,000	53,659,670

Diversified Financial Services 0.34%
Brookfield Infrastructure Holdings Canada, Inc.	6.131%	8/29/2024	35,000,000	34,507,813

Electric 0.26%
AES Corp.	5.889%	6/6/2024	26,503,000	26,490,190

Health Care-Services 0.37%
CommonSpirit Health	6.052%	6/20/2024	37,250,000	37,146,217

Oil & Gas 1.13%
APA Corp.†	6.046%	6/3/2024	98,000,000	98,000,000
Ovintiv, Inc.	6.158%	6/21/2024	15,254,000	15,207,857
Total				113,207,857

Pharmaceuticals 1.49%
Bayer Corp.†	6.349%	7/8/2024	21,331,000	21,208,643
Bayer Corp.†	6.372%	7/8/2024	81,379,000	80,910,618
Bayer Corp.†	6.373%	7/9/2024	24,000,000	23,857,920
Bayer Corp.†	6.385%	7/9/2024	24,000,000	23,857,680
Total				149,834,861

Pipelines 1.18%
Targa Resources Corp.†	6.116%	7/2/2024	20,000,000	19,903,333
Targa Resources Corp.†	6.119%	7/2/2024	44,889,000	44,672,037
Targa Resources Corp.†	6.291%	8/28/2024	55,000,000	54,176,779
Total				118,752,149

Retail 0.31%
AutoNation, Inc.†	5.938%	6/4/2024	30,988,000	30,982,964

Telecommunications 0.88%
Rogers Communications, Inc.†	5.989%	8/20/2024	89,403,000	88,278,735
Total Commercial Paper (cost $662,512,701)				662,720,831

See Notes to Financial Statements.	307

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2024

Investments	Principal Amount†	Fair Value
REPURCHASE AGREEMENTS 0.31%
Repurchase Agreement dated 5/31/2024, 2.800% due 6/3/2024 with Fixed Income Clearing Corp. collateralized by $31,272,800 of U.S. Treasury Note at 4.875% due 5/31/2026; value: $31,242,314; proceeds: $30,636,761 (cost $30,629,614)	$30,629,614	$30,629,614
Total Short-Term Investments (cost $693,142,315)		693,350,445
Total Investments in Securities 100.67% (cost $10,085,084,255)		10,103,027,211
Other Assets and Liabilities – Net (0.67)%		(67,413,305)
Net Assets 100.00%		$10,035,613,906

EUR	Euro.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2024, the total value of Rule 144A securities was $4,781,984,773, which represents 47.65% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2024.
(a)	Securities purchased on a when-issued basis (See Note 2(j)).
(b)	Level 3 Investment as described in Note 2(u) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	Step Bond – Security with a predetermined schedule of interest rate changes.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2024.
(g)	Interest Rate to be determined.

308	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

ULTRA SHORT BOND FUND May 31, 2024

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$1,098,413,795	$38,288,695	$1,136,702,490
Remaining Industries	–	1,638,609,334	–	1,638,609,334
Corporate Bonds	–	5,880,630,268	–	5,880,630,268
Floating Rate Loans	–	401,490,157	–	401,490,157
Foreign Government Obligations	–	27,833,186	–	27,833,186
Non-Agency Commercial Mortgage-Backed Securities	–	175,013,541	–	175,013,541
U.S. Treasury Obligations	–	149,397,790	–	149,397,790
Short-Term Investments
Commercial Paper	–	662,720,831	–	662,720,831
Repurchase Agreements	–	30,629,614	–	30,629,614
Total	$–	$10,064,738,516	$38,288,695	$10,103,027,211

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	309

Statements of Assets and Liabilities (unaudited)

May 31, 2024

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
ASSETS:
Investments in securities, at cost	$556,547,806	$4,615,195,373	$2,404,174,475
Investments in securities, at fair value including $8,197,691, $0, $0, $0, $104,899,151, $0 and $0, respectively, of securities loaned	$598,444,203	$4,563,615,262	$2,398,897,730
Investments in repurchase agreements, at cost and fair value	–	–	–
Cash	220	7,771	4,524
Cash at brokers for forwards, swap contracts and TBA collateral	470,000	850,000	360,000
Deposits with brokers for futures collateral	–	6,798,104	5,853,856
Deposits with brokers for forwards, options and swap contracts collateral	–	–	–
Foreign cash, at value (cost $0, $92, $3,277, $584,509, $0, $48,087 and $0, respectively)	–	93	3,284
Receivables:
Capital shares sold	4,172,130	18,451,208	15,563,055
Interest and dividends	1,429,622	30,328,907	20,808,414
Investment securities sold	–	680,927,498	335,474,543
From broker	–	–	–
From advisor (See Note 3)	–	80,754	–
Variation margin for futures contracts	–	645,008	798,455
Securities lending income	2,657	–	–
Total return swap contracts, at fair value (including upfront payment of $0, $0, $0, $75,925, $0, $0 and $0, respectively)	–	–	–
Unrealized appreciation on forward foreign currency exchange contracts	57,514	–	–
Unrealized appreciation on CPI swap contracts	–	–	–
Unrealized appreciation on unfunded commitments	–	–	–
Prepaid expenses and other assets	80,461	184,928	139,700
Total assets	604,656,807	5,301,889,533	2,777,903,561
LIABILITIES:
Payables:
Collateral due to broker for securities lending	8,395,389	–	–
Capital shares reacquired	4,503,435	4,293,840	3,600,646
To brokers for forwards, swap contracts and TBA collateral	470,000	850,000	360,000
Management fee	349,964	688,014	483,189
Trustees’ fees	97,473	167,443	19,190
Fund administration	19,998	129,133	69,027
12b-1 distribution plan	19,317	159,099	52,367
Investment securities purchased	–	1,448,511,279	695,660,869
Variation margin for centrally cleared swap contracts agreements	–	–	–
To bank	–	–	–
Reverse repurchase agreement payable, at fair value	–	–	–
Broker for collateral held for forwards, options and swap contracts	–	–	610,000

310	See Notes to Financial Statements.

Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$4,785,028,066	$3,771,228,088	$4,774,429,411	$824,264,617

$4,804,900,600	$3,757,438,801	$4,714,416,017	$805,386,860

597,222,117	–	–	–
5,114,009	–	572,748	271,806

3,030,000	530,000	–	17,035,000
1,505,962	3,762,612	23,570,987	3,907,450

6,630,623	260,000	7,356,793	24,521,538

584,623	–	48,041	–

37,749,907	23,934,300	29,713,393	4,016,991
44,044,586	60,810,982	54,384,484	8,144,271
210,164,452	18,796,629	209,765,488	6,112,660
66,257	–	–	–
–	–	–	–
160,162	282,563	945,064	435,150
–	159,982	–	–

5,019,190	–	–	–

541,999	245,844	–	–
–	–	–	30,729,320
449,169	12,269	–	–
195,327	109,362	207,589	78,930
5,717,378,983	3,866,343,344	5,040,980,604	900,639,976

–	108,631,062	–	–
13,607,277	12,731,067	6,933,853	1,839,116

3,030,000	530,000	–	17,035,000
1,974,747	1,676,620	1,387,462	220,789
802,851	620,956	429,488	106,878
171,769	123,966	149,855	29,439
1,259,552	362,271	338,795	195,520
527,485,010	74,678,629	528,687,102	10,414,405

762,657	–	577,239	436,612
–	1,814,066	–	–

–	2,226,371	–	–

–	–	–	–

See Notes to Financial Statements.	311

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2024

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	$–	$–	$3,695
Unrealized depreciation on CPI swap contracts	–	–	–
Foreign currency overdraft (cost $59, $0, $0, $0, $6,430,377, $0 and $0, respectively)	58	–	–
Options written outstanding, at value (including premiums received of $387,563, $0, $0, $0, $0, $0 and $0, respectively) (See Note 2(r))	151,544	–	–
Distributions payable	–	15,290,227	9,599,143
Accrued expenses and other liabilities	215,758	249,244	133,364
Total liabilities	14,222,936	1,470,338,279	710,591,490
NET ASSETS	$590,433,871	$3,831,551,254	$2,067,312,071
COMPOSITION OF NET ASSETS:
Paid-in capital	$789,082,357	$4,235,902,688	$2,181,337,071
Total distributable earnings (loss)	(198,648,486)	(404,351,434)	(114,025,000)
Net Assets	$590,433,871	$3,831,551,254	$2,067,312,071
Net Assets by class:
Class A Shares	$147,753,689	$620,055,012	$180,593,293
Class C Shares	$25,996,395	$36,256,228	$20,721,059
Class F Shares	$16,770,253	$61,467,489	$19,564,438
Class F3 Shares	$11,539,060	$654,611,355	$145,501,857
Class I Shares	$363,954,561	$2,396,037,962	$1,691,615,112
Class P Shares	$46,192	$–	$–
Class R2 Shares	$93,405	$649,739	$–
Class R3 Shares	$18,488,935	$4,268,578	$304,609
Class R4 Shares	$284,997	$10,836,826	$583,714
Class R5 Shares	$1,884,369	$5,560,593	$40,236
Class R6 Shares	$3,622,015	$41,807,472	$8,387,753
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	11,215,997	68,236,880	14,286,861
Class C Shares	1,996,918	4,008,496	1,638,573
Class F Shares	1,271,448	6,764,884	1,549,302
Class F3 Shares	863,177	72,043,292	11,510,282
Class I Shares	27,363,117	263,847,954	133,943,234
Class P Shares	3,416	–	–
Class R2 Shares	6,918	71,479	–
Class R3 Shares	1,414,243	469,751	24,105
Class R4 Shares	21,633	1,192,761	46,181
Class R5 Shares	141,714	611,733	3,183
Class R6 Shares	270,841	4,603,858	663,526
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$13.17	$9.09	$12.64
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$13.47	$9.30	$12.93
Class C Shares-Net asset value	$13.02	$9.04	$12.65
Class F Shares-Net asset value	$13.19	$9.09	$12.63

312	See Notes to Financial Statements.

Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$224	$309,972	$74,418	$–
–	–	–	8,035,285

–	6,456,533	–	–

–	–	–	–
34,784,772	23,044,772	21,199,964	3,138,911
3,032,046	929,285	304,520	1,059,438
586,910,905	234,135,570	560,082,696	42,511,393
$5,130,468,078	$3,632,207,774	$4,480,897,908	$858,128,583

$6,970,423,165	$4,556,531,166	$5,025,735,575	$1,335,152,638
(1,839,955,087)	(924,323,392)	(544,837,667)	(477,024,055)
$5,130,468,078	$3,632,207,774	$4,480,897,908	$858,128,583

$1,589,079,062	$693,133,674	$1,126,136,300	$183,245,852
$303,333,670	$116,119,021	$43,240,804	$34,788,659
$221,790,795	$83,710,017	$32,436,240	$25,787,587
$85,832,963	$454,325,885	$1,446,911,955	$80,080,499
$2,788,343,916	$1,564,530,469	$1,718,039,573	$512,399,382
$–	$–	$–	$–
$776,442	$5,185,970	$682,793	$469,613
$93,184,974	$82,112,754	$50,586,845	$471,438
$1,250,660	$59,029,542	$5,868,040	$2,139,200
$2,082,013	$177,830,956	$2,169,379	$1,715,241
$44,793,583	$396,229,486	$54,825,979	$17,031,112

193,951,211	110,430,363	468,106,614	15,827,493
36,991,104	18,599,621	17,900,858	3,000,965
27,088,502	13,355,831	13,501,574	2,224,145
10,460,682	72,030,891	601,466,274	6,909,799
340,052,038	248,095,831	713,690,082	44,273,172
–	–	–	–
94,669	821,504	281,660	40,761
11,367,201	13,007,242	20,961,490	40,728
152,630	9,405,289	2,436,963	184,864
253,718	28,222,618	901,815	148,359
5,461,096	62,805,999	22,789,000	1,472,028

$8.19	$6.28	$2.41	$11.58

$8.38	$6.42	$2.47	$11.85
$8.20	$6.24	$2.42	$11.59
$8.19	$6.27	$2.40	$11.59

See Notes to Financial Statements.	313

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2024

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
COMPOSITION OF NET ASSETS:
Class F3 Shares-Net asset value	$13.37	$9.09	$12.64
Class I Shares-Net asset value	$13.30	$9.08	$12.63
Class P Shares-Net asset value	$13.52	$ –	$ –
Class R2 Shares-Net asset value	$13.50	$9.09	$ –
Class R3 Shares-Net asset value	$13.07	$9.09	$12.64
Class R4 Shares-Net asset value	$13.17	$9.09	$12.64
Class R5 Shares-Net asset value	$13.30	$9.09	$12.64
Class R6 Shares-Net asset value	$13.37	$9.08	$12.64

314	See Notes to Financial Statements.

Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$8.21	$6.31	$2.41	$11.59
$8.20	$6.31	$2.41	$11.57
$ –	$ –	$ –	$ –
$8.20	$6.31	$2.42	$11.52
$8.20	$6.31	$2.41	$11.58
$8.19	$6.28	$2.41	$11.57
$8.21	$6.30	$2.41	$11.56
$8.20	$6.31	$2.41	$11.57

See Notes to Financial Statements.	315

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2024

	Short Duration Core Bond Fund	Short Duration Income Fund
ASSETS:
Investments in securities, at cost	$478,774,266	$43,117,157,612
Investments in securities, at fair value	$478,839,990	$42,267,840,527
Cash	1,309,503	40,462,652
Deposits with brokers for futures collateral	352,595	29,755,266
Deposits with brokers for forwards and swap contracts collateral	1,062,328	103,600,277
Foreign cash, at value (cost $0, $1,838,158, $76,650 and $1,629, respectively)	–	1,840,921
Receivables:
Interest and dividends	4,392,552	413,672,802
Capital shares sold	2,926,247	232,508,009
From advisor (See Note 3)	40,747	–
Investment securities sold	35,995	189,717,962
Variation margin for futures contracts	–	–
Prepaid expenses and other assets	77,147	741,415
Total assets	489,037,104	43,280,139,831
LIABILITIES:
Payables:
Investment securities purchased	5,249,887	735,121,580
Capital shares reacquired	852,971	86,696,228
Management fee	120,651	9,053,800
Variation margin for centrally cleared swap contracts agreements	41,624	5,294,382
Variation margin for futures contracts	32,491	3,435,667
12b-1 distribution plan	22,053	6,069,507
Fund administration	16,087	1,428,280
Trustees’ fees	7,576	4,490,232
Credit default swap contracts agreements payable, at fair value (including upfront payments of $0, $377,792,$0 and $0, respectively)	–	3,295,271
Unrealized depreciation on forward foreign currency exchange contracts	–	125,357
Distributions payable	2,056,873	181,567,385
Accrued expenses and other liabilities	324,448	29,546,094
Total liabilities	8,724,661	1,066,123,783
NET ASSETS	$480,312,443	$42,214,016,048
COMPOSITION OF NET ASSETS:
Paid-in capital	$499,747,984	$51,073,254,821
Total distributable earnings (loss)	(19,435,541)	(8,859,238,773)
Net Assets	$480,312,443	$42,214,016,048

316	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$4,068,316,262	$10,085,084,255
$3,974,145,097	$10,103,027,211
8,881	11,369,865
12,535,910	–
–	–

76,764	1,664

32,128,317	64,992,155
16,045,465	66,330,631
40,974	–
546,170,727	–
1,345,920	–
109,071	222,473
4,582,607,126	10,245,943,999

1,121,661,147	124,990,939
5,560,394	36,907,414
813,850	1,426,714
–	–
–	–
208,628	470,515
116,264	335,697
350,451	1,044,624

–	–
111,986	–
14,410,933	43,879,628
568,945	1,274,562
1,143,802,598	210,330,093
$3,438,804,528	$10,035,613,906

$4,154,280,580	$10,234,789,988
(715,476,052)	(199,176,082)
$3,438,804,528	$10,035,613,906

See Notes to Financial Statements.	317

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2024

	Short Duration Core Bond Fund	Short Duration Income Fund
Net Assets by class:
Class A Shares	$87,738,593	$7,416,016,933
Class A1 Shares	$–	$–
Class C Shares	$6,368,747	$1,429,890,796
Class F Shares	$6,295,779	$1,202,248,800
Class F3 Shares	$55,579,713	$4,513,796,483
Class I Shares	$321,951,333	$26,067,610,209
Class P Shares	$–	$–
Class R2 Shares	$–	$5,451,259
Class R3 Shares	$123,556	$305,030,689
Class R4 Shares	$32,257	$152,047,091
Class R5 Shares	$11,308	$63,721,488
Class R6 Shares	$2,211,157	$1,058,202,300
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	9,614,504	1,931,486,149
Class A1 Shares	–	–
Class C Shares	698,238	370,135,334
Class F Shares	690,285	313,157,186
Class F3 Shares	6,095,399	1,174,151,933
Class I Shares	35,303,584	6,794,996,995
Class P Shares	–	–
Class R2 Shares	–	1,418,831
Class R3 Shares	13,550	79,355,428
Class R4 Shares	3,536	39,521,696
Class R5 Shares	1,240	16,625,809
Class R6 Shares	242,538	275,723,652
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$9.13	$3.84
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$9.34	$3.93
Class A1 Shares-Net asset value	$–	$–
Class A1 Shares-Maximum offering price (Net asset value plus sales charge of 1.50%)	$–	$–
Class C Shares-Net asset value	$9.12	$3.86
Class F Shares-Net asset value	$9.12	$3.84
Class F3 Shares-Net asset value	$9.12	$3.84
Class I Shares-Net asset value	$9.12	$3.84
Class P Shares-Net asset value	$–	$–
Class R2 Shares-Net asset value	$–	$3.84
Class R3 Shares-Net asset value	$9.12	$3.84
Class R4 Shares-Net asset value	$9.12	$3.85
Class R5 Shares-Net asset value	$9.12	$3.83
Class R6 Shares-Net asset value	$9.12	$3.84

318	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$966,955,327	$4,187,473,710
$–	$3,746,667
$25,557,679	$–
$69,056,243	$226,604,960
$870,708,257	$1,620,126,417
$1,215,288,255	$3,915,066,927
$17,676	$–
$1,155,606	$–
$27,382,748	$–
$30,205,056	$–
$21,319,880	$241,539
$211,157,801	$82,353,686

112,644,674	419,524,436
–	375,245
2,979,529	–
8,046,685	22,702,792
101,383,808	162,313,047
141,297,757	392,252,453
2,050	–
134,686	–
3,190,585	–
3,518,776	–
2,483,227	24,194
24,576,249	8,249,099

$8.58	$9.98

$8.78	$–
$–	$9.98

$–	$10.13
$8.58	$–
$8.58	$9.98
$8.59	$9.98
$8.60	$9.98
$8.62	$–
$8.58	$–
$8.58	$–
$8.58	$–
$8.59	$9.98
$8.59	$9.98

See Notes to Financial Statements.	319

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2024

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Investment income:
Dividends	$1,192,519	$–	$–
Securities lending net income	4,359	–	–
Interest and other (net of foreign withholding taxes of $0, $0, $4,867, $0, $3,721, $24,823 and $49, respectively)	7,203,952	96,436,200	54,982,935
Interest earned from Interfund Lending (See Note 10)	–	–	–
Total investment income	8,400,830	96,436,200	54,982,935
Expenses:
Management fee	2,047,973	3,974,083	2,534,795
12b-1 distribution plan–Class A	150,772	645,410	168,408
12b-1 distribution plan–Class C	113,344	141,806	77,906
12b-1 distribution plan–Class F	9,171	31,382	10,595
12b-1 distribution plan–Class P	97	–	–
12b-1 distribution plan–Class R2	262	1,696	–
12b-1 distribution plan–Class R3	46,086	11,176	648
12b-1 distribution plan–Class R4	426	12,072	709
Shareholder servicing	253,805	950,284	582,645
Fund administration	117,027	744,817	362,114
Registration	96,269	241,703	160,242
Professional	34,555	43,776	35,558
Reports to shareholders	23,122	87,450	42,430
Trustees’ fees	10,844	70,115	29,990
Custody	6,708	24,611	16,413
Interest paid from Interfund Lending (See Note 10)	–	–	–
Other	50,105	138,243	61,292
Gross expenses	2,960,566	7,118,624	4,083,745
Fees waived and expenses reimbursed (See Note 3)	(6,708)	(24,611)	(16,413)
Shareholder servicing reimbursed–Class I (See Note 3)	–	(459,817)	–
Net expenses	2,953,858	6,634,196	4,067,332
Net investment income	5,446,972	89,802,004	50,915,603
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	15,174,447	4,314,776	3,777,085
Net realized gain (loss) on futures contracts	–	(9,827,814)	(5,406,124)
Net realized gain (loss) on forward foreign currency exchange contracts	(153,143)	79,420	24,996
Net realized gain (loss) on swap contracts	–	–	160,873
Net realized gain (loss) on foreign currency related transactions	(17,898)	21,650	6,853
Net change in unrealized appreciation/depreciation on investments	30,259,153	(378,768)	5,936,044
Net change in unrealized appreciation/depreciation on futures contracts	–	(965,221)	(1,643,064)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	224,514	(79,420)	(21,053)

320	See Notes to Financial Statements.

Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$2,657,888	$327,113	$–	$–
14,574	458,550	–	–

231,928,602	148,836,788	122,621,325	16,691,619

7,209	–	4,233	–
234,608,273	149,622,451	122,625,558	16,691,619

11,396,882	10,231,193	7,776,534	1,461,444
1,584,581	710,262	1,087,888	201,315
1,280,523	506,778	181,526	162,062
114,264	54,791	23,247	17,413
–	–	–	–
2,327	15,370	2,078	1,336
224,548	213,192	125,685	2,516
1,741	75,989	7,446	3,143
1,729,897	1,721,839	924,118	420,968
990,834	758,495	837,318	194,859
117,357	130,271	190,175	108,283
67,520	63,712	56,342	53,278
125,743	111,977	135,861	38,418
100,909	84,594	133,280	20,528
37,072	49,071	22,074	44,240
–	3,930	–	–
264,358	158,415	79,563	505,963
18,038,556	14,889,879	11,583,135	3,235,766
(37,072)	(49,071)	(22,074)	(44,240)
–	–	–	–
18,001,484	14,840,808	11,561,061	3,191,526
216,606,789	134,781,643	111,064,497	13,500,093

(20,957,419)	(4,237,424)	(6,612,936)	(13,937,137)
1,707,704	(5,382,227)	(3,532,622)	(271,770)

(629,147)	127,179	39,106	–
9,695,988	–	710,457	23,229,546

(130,055)	(60,781)	(8,513)	–

74,584,267	102,190,478	72,087,435	31,116,393

416,181	(1,901,458)	(5,790,771)	(2,851,042)

1,297,788	(181,510)	40,387	–

See Notes to Financial Statements.	321

Statements of Operations (unaudited)(continued)

For the Six Months Ended May 31, 2024

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Net realized and unrealized gain (loss):
Net change in unrealized appreciation/depreciation on OTC written options	$236,019	$–	$–
Net change in unrealized appreciation/depreciation on swap contracts	–	–	(111,708)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	91	(17,562)	(5,980)
Net change in unrealized appreciation/depreciation on unfunded commitments	–	–	–
Net realized and unrealized gain (loss)	45,723,183	(6,852,939)	2,717,922
Net Increase in Net Assets Resulting From Operations	$51,170,155	$82,949,065	$53,633,525

322	See Notes to Financial Statements.

Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$–	$–	$–	$–

2,678,722	–	2,438,933	(12,870,532)

(282,351)	(98,748)	(1,701)	(1)

486,559	12,269	–	–
68,868,237	90,467,778	59,369,775	24,415,457

$285,475,026	$225,249,421	$170,434,272	$37,915,550

See Notes to Financial Statements.	323

Statements of Operations (unaudited)(concluded)

For the Six Months Ended May 31, 2024

	Short Duration Core Bond Fund	Short Duration Income Fund
Investment income:
Interest and other (net of foreign withholding taxes of $27, $0, $7,644 and $0, respectively)	$12,491,415	$1,020,520,883
Interest earned from Interfund Lending (See Note 10)	–	1,928
Total investment income	12,491,415	1,020,522,811
Expenses:
Management fee	682,624	54,167,517
12b-1 distribution plan–Class A	85,228	7,557,823
12b-1 distribution plan–Class A1	–	–
12b-1 distribution plan–Class C	24,452	6,153,592
12b-1 distribution plan–Class F	3,445	654,259
12b-1 distribution plan–Class P	–	–
12b-1 distribution plan–Class R2	–	16,233
12b-1 distribution plan–Class R3	1,333	771,149
12b-1 distribution plan–Class R4	46	180,173
Shareholder servicing	187,016	14,389,821
Registration	103,005	381,764
Fund administration	91,016	8,546,803
Professional	31,563	289,292
Reports to shareholders	12,674	1,030,185
Custody	8,684	224,136
Trustees’ fees	8,656	800,893
Other	30,581	449,707
Gross expenses	1,270,323	95,613,347
Fees waived and expenses reimbursed (See Note 3)	(270,385)	(224,136)
Shareholder servicing reimbursed–Class I (See Note 3)	–	–
Net expenses	999,938	95,389,211
Net investment income	11,491,477	925,133,600
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	94,009	(228,896,099)
Net realized gain (loss) on futures contracts	(139,937)	16,699,625
Net realized gain (loss) on forward foreign currency exchange contracts	–	(27,745)
Net realized gain (loss) on swap contracts	(68,207)	12,761,623
Net realized gain (loss) on foreign currency related transactions	(37,334)	(2,129,335)
Net change in unrealized appreciation/depreciation on investments	2,080,456	639,227,996
Net change in unrealized appreciation/depreciation on futures contracts	(482,122)	(49,973,501)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	–	147,414
Net change in unrealized appreciation/depreciation on swap contracts	(323,274)	(20,625,375)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	–	(7,823)
Net change in unrealized appreciation/depreciation on unfunded commitments	(11,875)	(722,594)
Net realized and unrealized gain (loss)	1,111,716	366,454,186
Net Increase in Net Assets Resulting From Operations	$12,603,193	$1,291,587,786

324	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$90,121,476	$260,338,242
–	–
90,121,476	260,338,242

4,746,073	8,034,570
974,247	2,982,359
–	4,772
112,053	–
38,758	123,079
70	–
3,638	–
67,985	–
39,306	–
1,222,753	2,085,394
142,976	253,187
678,010	1,890,487
47,829	77,170
128,164	125,172
25,232	48,406
66,479	178,439
131,485	215,596
8,425,058	16,018,631
(25,232)	(48,406)
(235,467)	–
8,164,359	15,970,225
81,957,117	244,368,017

6,220,105	5,272,225
(13,525,725)	2,218,964
175,578	–
485,786	–
18,516	(718,706)
23,410,518	46,198,016
(2,350,255)	(1,302,740)

(55,950)	–
–	–

(28,020)	34

–	403,775
14,350,553	52,071,568
$96,307,670	$296,439,585

See Notes to Financial Statements.	325

Statements of Changes in Net Assets

	Convertible Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2024 (unaudited)	For the Year Ended November 30, 2023
Operations:
Net investment income	$5,446,972	$14,897,697
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	15,003,406	(49,568,002)
Net change in unrealized appreciation/depreciation on investments, futures contracts, OTC written options, forward foreign currency exchange contracts, swap contracts and translation of assets and liabilities denominated in foreign currencies	30,719,777	23,293,811
Net increase (decrease) in net assets resulting from operations	51,170,155	(11,376,494)
Distributions to Shareholders
Class A	(1,393,840)	(5,079,187)
Class C	(176,573)	(791,812)
Class F	(178,212)	(2,373,867)
Class F3	(134,440)	(507,835)
Class I	(3,486,340)	(11,724,139)
Class P	(323)	(836)
Class R2	(582)	(1,678)
Class R3	(142,165)	(462,937)
Class R4	(3,911)	(13,721)
Class R5	(17,175)	(44,834)
Class R6	(37,799)	(348,148)
Total distribution to shareholders	(5,571,360)	(21,348,994)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	74,192,253	246,731,004
Reinvestment of distributions	5,020,367	19,461,322
Cost of shares reacquired	(118,525,947)	(589,661,697)
Net increase (decrease) in net assets resulting from capital share transactions	(39,313,327)	(323,469,371)
Net increase (decrease) in net assets	6,285,468	(356,194,859)
NET ASSETS:
Beginning of period	$584,148,403	$940,343,262
End of period	$590,433,871	$584,148,403

326	See Notes to Financial Statements.

Core Fixed Income Fund		Core Plus Bond Fund
For the Six Months Ended May 31, 2024 (unaudited)	For the Year Ended November 30, 2023	For the Six Months Ended May 31, 2024 (unaudited)	For the Year Ended November 30, 2023

$89,802,004	$118,269,291	$50,915,603	$60,921,064

(5,411,968)	(99,324,204)	(1,436,317)	(49,708,428)

(1,440,971)	25,126,211	4,154,239	11,206,180

82,949,065	44,071,298	53,633,525	22,418,816

(14,850,532)	(23,882,656)	(4,560,808)	(6,260,503)
(689,360)	(877,798)	(443,787)	(491,779)
(1,476,224)	(3,121,732)	(584,246)	(3,040,953)
(15,058,615)	(20,904,162)	(3,729,834)	(4,747,277)
(55,724,877)	(69,673,869)	(41,199,801)	(48,837,460)
–	–	–	–
(11,896)	(14,571)	–	–
(95,843)	(225,931)	(6,643)	(9,914)
(220,222)	(370,095)	(15,255)	(15,194)
(118,028)	(125,256)	(629)	(563)
(1,050,726)	(1,814,441)	(210,283)	(199,281)
(89,296,323)	(121,010,511)	(50,751,286)	(63,602,924)

1,131,195,334	2,206,257,426	894,992,171	1,526,440,596
89,093,118	120,576,068	50,655,471	63,433,633
(679,805,237)	(1,110,906,659)	(334,318,092)	(767,875,547)

540,483,215	1,215,926,835	611,329,550	821,998,682
534,135,957	1,138,987,622	614,211,789	780,814,574

$3,297,415,297	$2,158,427,675	$1,453,100,282	$672,285,708
$3,831,551,254	$3,297,415,297	$2,067,312,071	$1,453,100,282

See Notes to Financial Statements.	327

Statements of Changes in Net Assets (continued)

	Floating Rate Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2024 (unaudited)	For the Year Ended November 30, 2023
Operations:
Net investment income	$216,606,789	$455,166,014
Net realized gain (loss) on investments, future contracts, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	(10,312,929)	(80,024,560)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swap contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	79,181,166	188,629,597
Net increase in net assets resulting from operations	285,475,026	563,771,051
Distributions to Shareholders
Class A	(66,701,281)	(135,928,524)
Class C	(12,343,099)	(28,367,200)
Class F	(9,729,460)	(33,975,809)
Class F3	(3,754,350)	(10,586,723)
Class I	(112,084,943)	(224,005,865)
Class R2	(31,057)	(72,057)
Class R3	(3,646,501)	(6,276,576)
Class R4	(58,304)	(137,023)
Class R5	(84,856)	(209,482)
Class R6	(1,862,545)	(4,407,524)
Total distribution to shareholders	(210,296,396)	(443,966,783)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	824,530,207	1,690,048,577
Net proceeds from reorganizations (See Note 15)	–	–
Reinvestment of distributions	185,813,968	387,624,667
Cost of shares reacquired	(921,190,223)	(3,710,760,054)
Net increase (decrease) in net assets resulting from capital share transactions	89,153,952	(1,633,086,810)
Net increase (decrease) in net assets	164,332,582	(1,513,282,542)
NET ASSETS:
Beginning of period	$4,966,135,496	$6,479,418,038
End of period	$5,130,468,078	$4,966,135,496

328	See Notes to Financial Statements.

High Yield Fund		Income Fund
For the Six Months Ended May 31, 2024 (unaudited)	For the Year Ended November 30, 2023	For the Six Months Ended May 31, 2024 (unaudited)	For the Year Ended November 30, 2023

$134,781,643	$273,930,238	$111,064,497	$143,210,772

(9,553,253)	(360,220,256)	(9,404,508)	(128,510,680)

100,021,031	312,160,490	68,774,283	91,493,549

225,249,421	225,870,472	170,434,272	106,193,641

(25,115,487)	(48,867,030)	(29,504,434)	(48,267,341)
(4,039,514)	(8,610,213)	(1,061,925)	(1,878,239)
(3,909,389)	(16,204,581)	(1,273,286)	(3,594,933)
(16,623,520)	(38,805,005)	(37,912,719)	(52,847,005)
(58,765,185)	(111,744,557)	(44,080,291)	(40,732,557)
(170,896)	(295,447)	(17,290)	(44,091)
(2,889,870)	(5,191,245)	(1,286,814)	(2,280,775)
(2,135,487)	(4,400,274)	(159,715)	(299,788)
(6,560,574)	(13,151,236)	(58,651)	(86,309)
(16,559,416)	(35,808,861)	(1,492,388)	(2,386,725)
(136,769,338)	(283,078,449)	(116,847,513)	(152,417,763)

461,656,478	1,354,110,396	1,285,378,176	1,943,692,277
–	–	9,376,840	–
127,284,555	264,102,464	110,235,917	144,558,886
(868,142,514)	(2,435,626,214)	(593,983,481)	(927,548,139)

(279,201,481)	(817,413,354)	811,007,452	1,160,703,024
(190,721,398)	(874,621,331)	864,594,211	1,114,478,902

$3,822,929,172	$4,697,550,503	$3,616,303,697	$2,501,824,795
$3,632,207,774	$3,822,929,172	$4,480,897,908	$3,616,303,697

See Notes to Financial Statements.	329

Statements of Changes in Net Assets (continued)

	Inflation Focused Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2024 (unaudited)	For the Year Ended November 30, 2023
Operations:
Net investment income	$13,500,093	$57,665,435
Net realized gain (loss) on investments, future contracts, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	9,020,639	(34,076,445)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swap contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	15,394,818	14,377,811
Net increase in net assets resulting from operations	37,915,550	37,966,801
Distributions to Shareholders
Class A	(4,121,777)	(13,865,912)
Class C	(696,386)	(2,375,496)
Class F	(725,381)	(5,357,244)
Class F3	(2,108,246)	(8,755,427)
Class I	(12,419,934)	(45,652,560)
Class R2	(8,268)	(10,585)
Class R3	(19,177)	(22,350)
Class R4	(50,772)	(92,705)
Class R5	(36,195)	(51,516)
Class R6	(338,773)	(466,415)
Total distribution to shareholders	(20,524,909)	(76,650,210)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	76,417,137	432,938,400
Reinvestment of distributions	19,642,036	74,435,698
Cost of shares reacquired	(450,541,640)	(1,924,451,773)
Net increase (decrease) in net assets resulting from capital share transactions	(354,482,467)	(1,417,077,675)
Net increase (decrease) in net assets	(337,091,826)	(1,455,761,084)
NET ASSETS:
Beginning of period	$1,195,220,409	$2,650,981,493
End of period	$858,128,583	$1,195,220,409

330	See Notes to Financial Statements.

Short Duration Core Bond Fund		Short Duration Income Fund
For the Six Months Ended May 31, 2024 (unaudited)	For the Year Ended November 30, 2023	For the Six Months Ended May 31, 2024 (unaudited)	For the Year Ended November 30, 2023

$11,491,477	$16,517,083	$925,133,600	$1,862,321,915

(151,469)	(5,316,313)	(201,591,931)	(860,810,779)

1,263,185	5,308,529	568,046,117	962,171,103

12,603,193	16,509,299	1,291,587,786	1,963,682,239

(2,118,328)	(3,517,443)	(184,653,517)	(379,094,652)
(126,190)	(205,895)	(32,449,768)	(71,639,097)
(174,041)	(1,089,644)	(32,537,702)	(132,184,398)
(1,321,586)	(1,891,390)	(117,482,554)	(233,706,703)
(7,918,046)	(10,735,530)	(667,684,806)	(1,261,051,845)
–	–	(121,454)	(247,650)
(12,399)	(25,590)	(7,073,607)	(14,081,425)
(905)	(985)	(3,493,797)	(6,372,706)
(293)	(549)	(1,597,176)	(2,837,257)
(30,128)	(38,517)	(26,646,787)	(50,807,738)
(11,701,916)	(17,505,543)	(1,073,741,168)	(2,152,023,471)

140,558,640	359,508,535	7,136,972,997	17,486,104,431
11,500,817	17,137,588	948,025,088	1,883,144,410
(86,787,193)	(196,786,176)	(9,281,160,605)	(26,547,767,572)

65,272,264	179,859,947	(1,196,162,520)	(7,178,518,731)
66,173,541	178,863,703	(978,315,902)	(7,366,859,963)

$414,138,902	$235,275,199	$43,192,331,950	$50,559,191,913
$480,312,443	$414,138,902	$42,214,016,048	$43,192,331,950

See Notes to Financial Statements.	331

Statements of Changes in Net Assets (concluded)

	Total Return Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2024 (unaudited)	For the Year Ended November 30, 2023
Operations:
Net investment income	$81,957,117	$135,526,257
Net realized gain (loss) on investments, future contracts, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	(6,625,740)	(139,658,071)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swap contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	20,976,293	66,950,656
Net increase in net assets resulting from operations	96,307,670	62,818,842
Distributions to Shareholders
Class A	(23,209,463)	(42,969,091)
Class A1	–	–
Class C	(573,282)	(1,194,599)
Class F	(1,881,829)	(6,022,070)
Class F3	(21,412,242)	(36,034,559)
Class I	(29,481,161)	(44,623,052)
Class P	(691)	(13,406)
Class R2	(26,454)	(49,070)
Class R3	(606,333)	(1,153,448)
Class R4	(739,972)	(1,355,375)
Class R5	(523,428)	(951,295)
Class R6	(5,220,379)	(9,183,848)
Total distribution to shareholders	(83,675,234)	(143,549,813)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	563,924,269	1,102,829,434
Reinvestment of distributions	77,190,246	133,222,712
Cost of shares reacquired	(412,328,884)	(936,295,001)
Net increase (decrease) in net assets resulting from capital share transactions	228,785,631	299,757,145
Net increase (decrease) in net assets	241,418,067	219,026,174
NET ASSETS:
Beginning of period	$3,197,386,461	$2,978,360,287
End of period	$3,438,804,528	$3,197,386,461

332	See Notes to Financial Statements.

Ultra Short Bond Fund
For the Six Months Ended May 31, 2024 (unaudited)	For the Year Ended November 30, 2023

$244,368,017	$408,105,597

6,772,483	(89,512,195)

45,299,085	214,477,943

296,439,585	533,071,345

(100,307,630)	(173,058,053)
(94,208)	(147,297)
–	–
(6,251,332)	(23,006,718)
(34,425,522)	(35,223,137)
(99,770,058)	(172,834,228)
–	–
–	–
–	–
–	–
(5,775)	(7,277)
(1,910,748)	(2,845,248)
(242,765,273)	(407,121,958)

3,566,877,208	5,656,161,644
229,968,041	378,903,192
(2,797,351,202)	(8,356,715,357)

999,494,047	(2,321,650,521)
1,053,168,359	(2,195,701,134)

$8,982,445,547	$11,178,146,681
$10,035,613,906	$8,982,445,547

See Notes to Financial Statements.	333

Financial Highlights

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2024(c)	$12.18	$0.11	$1.00	$1.11	$(0.12)	$ –	$(0.12)
11/30/2023	12.64	0.24	(0.37)	(0.13)	(0.33)	–	(0.33)
11/30/2022	19.24	0.20	(3.77)	(3.57)	(0.31)	(2.72)	(3.03)
11/30/2021	20.52	0.09	1.68	1.77	(0.19)	(2.86)	(3.05)
11/30/2020	14.15	0.14	7.40	7.54	(0.21)	(0.96)	(1.17)
11/30/2019	13.16	0.21	1.70	1.91	(0.53)	(0.39)	(0.92)
Class C
5/31/2024(c)	12.04	0.07	0.99	1.06	(0.08)	–	(0.08)
11/30/2023	12.49	0.17	(0.37)	(0.20)	(0.25)	–	(0.25)
11/30/2022	19.04	0.10	(3.72)	(3.62)	(0.21)	(2.72)	(2.93)
11/30/2021	20.37	(0.04)	1.66	1.62	(0.09)	(2.86)	(2.95)
11/30/2020	14.05	0.03	7.36	7.39	(0.11)	(0.96)	(1.07)
11/30/2019	13.08	0.12	1.69	1.81	(0.45)	(0.39)	(0.84)
Class F
5/31/2024(c)	12.20	0.12	0.99	1.11	(0.12)	–	(0.12)
11/30/2023	12.65	0.26	(0.37)	(0.11)	(0.34)	–	(0.34)
11/30/2022	19.25	0.19	(3.75)	(3.56)	(0.32)	(2.72)	(3.04)
11/30/2021	20.52	0.11	1.68	1.79	(0.20)	(2.86)	(3.06)
11/30/2020	14.15	0.16	7.39	7.55	(0.22)	(0.96)	(1.18)
11/30/2019	13.17	0.22	1.69	1.91	(0.54)	(0.39)	(0.93)
Class F3
5/31/2024(c)	12.35	0.13	1.02	1.15	(0.13)	–	(0.13)
11/30/2023	12.81	0.28	(0.38)	(0.10)	(0.36)	–	(0.36)
11/30/2022	19.44	0.24	(3.81)	(3.57)	(0.34)	(2.72)	(3.06)
11/30/2021	20.68	0.15	1.69	1.84	(0.22)	(2.86)	(3.08)
11/30/2020	14.24	0.18	7.46	7.64	(0.24)	(0.96)	(1.20)
11/30/2019	13.25	0.24	1.70	1.94	(0.56)	(0.39)	(0.95)
Class I
5/31/2024(c)	12.30	0.13	1.00	1.13	(0.13)	–	(0.13)
11/30/2023	12.76	0.27	(0.37)	(0.10)	(0.36)	–	(0.36)
11/30/2022	19.39	0.25	(3.82)	(3.57)	(0.34)	(2.72)	(3.06)
11/30/2021	20.66	0.13	1.68	1.81	(0.22)	(2.86)	(3.08)
11/30/2020	14.23	0.17	7.46	7.63	(0.24)	(0.96)	(1.20)
11/30/2019	13.24	0.24	1.70	1.94	(0.56)	(0.39)	(0.95)

334	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$13.17	9.19 (d)	1.10	(e)	1.11	(e)	1.77	(e)	$147,754	75	(d)
12.18	(1.00)	1.10		1.10		1.99		150,000	124
12.64	(21.50)	1.07		1.07		1.44		215,259	165
19.24	8.83	1.03		1.03		0.47		365,551	154
20.52	57.67	1.06		1.06		0.86		290,469	138
14.15	15.80	1.06		1.06		1.59		143,294	161

13.02	8.79 (d)	1.71	(e)	1.71	(e)	1.15	(e)	25,996	75	(d)
12.04	(1.66)	1.73		1.73		1.37		29,339	124
12.49	(21.95)	1.73		1.74		0.76		42,136	165
19.04	8.08	1.70		1.70		(0.19)		79,104	154
20.37	56.72	1.70		1.70		0.21		64,570	138
14.05	15.00	1.70		1.70		0.94		41,278	161

13.19	9.23 (d)	1.00	(e)	1.00	(e)	1.86	(e)	16,770	75	(d)
12.20	(0.92)	1.00		1.00		2.08		21,958	124
12.65	(21.43)	0.97		0.98		1.34		137,175	165
19.25	8.98	0.93		0.93		0.59		804,859	154
20.52	57.83	0.96		0.96		0.96		625,813	138
14.15	15.92	0.96		0.96		1.69		173,878	161

13.37	9.33 (d)	0.81	(e)	0.82	(e)	2.05	(e)	11,539	75	(d)
12.35	(0.77)	0.81		0.81		2.28		13,883	124
12.81	(21.25)	0.79		0.79		1.70		19,538	165
19.44	9.18	0.75		0.75		0.77		37,889	154
20.68	58.11	0.80		0.80		1.12		23,424	138
14.24	16.02	0.83		0.83		1.81		8,030	161

13.30	9.20 (d)	0.90	(e)	0.91	(e)	1.97	(e)	363,955	75	(d)
12.30	(0.78)	0.90		0.90		2.19		345,300	124
12.76	(21.33)	0.86		0.87		1.86		487,218	165
19.39	9.02	0.82		0.82		0.68		259,180	154
20.66	58.08	0.86		0.86		1.05		340,178	138
14.23	15.94	0.86		0.86		1.82		307,308	161

See Notes to Financial Statements.	335

Financial Highlights (continued)

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class P
5/31/2024(c)	$12.50	$0.10	$1.02	$1.12	$(0.10)	$ –	$(0.10)
11/30/2023	12.97	0.22	(0.39)	(0.17)	(0.30)	–	(0.30)
11/30/2022	19.65	0.17	(3.86)	(3.69)	(0.27)	(2.72)	(2.99)
11/30/2021	20.88	0.05	1.70	1.75	(0.12)	(2.86)	(2.98)
11/30/2020	14.37	0.09	7.55	7.64	(0.17)	(0.96)	(1.13)
11/30/2019	13.36	0.18	1.72	1.90	(0.50)	(0.39)	(0.89)
Class R2
5/31/2024(c)	12.49	0.09	1.01	1.10	(0.09)	–	(0.09)
11/30/2023	12.95	0.20	(0.38)	(0.18)	(0.28)	–	(0.28)
11/30/2022	19.63	0.15	(3.86)	(3.71)	(0.25)	(2.72)	(2.97)
11/30/2021	20.88	0.02	1.71	1.73	(0.12)	(2.86)	(2.98)
11/30/2020	14.37	0.07	7.54	7.61	(0.14)	(0.96)	(1.10)
11/30/2019	13.35	0.17	1.71	1.88	(0.47)	(0.39)	(0.86)
Class R3
5/31/2024(c)	12.09	0.09	0.99	1.08	(0.10)	–	(0.10)
11/30/2023	12.55	0.21	(0.38)	(0.17)	(0.29)	–	(0.29)
11/30/2022	19.12	0.16	(3.75)	(3.59)	(0.26)	(2.72)	(2.98)
11/30/2021	20.41	0.04	1.66	1.70	(0.13)	(2.86)	(2.99)
11/30/2020	14.08	0.09	7.37	7.46	(0.17)	(0.96)	(1.13)
11/30/2019	13.11	0.17	1.68	1.85	(0.49)	(0.39)	(0.88)
Class R4
5/31/2024(c)	12.18	0.11	0.99	1.10	(0.11)	–	(0.11)
11/30/2023	12.64	0.24	(0.38)	(0.14)	(0.32)	–	(0.32)
11/30/2022	19.24	0.19	(3.77)	(3.58)	(0.30)	(2.72)	(3.02)
11/30/2021	20.52	0.09	1.67	1.76	(0.18)	(2.86)	(3.04)
11/30/2020	14.14	0.14	7.40	7.54	(0.20)	(0.96)	(1.16)
11/30/2019	13.16	0.20	1.70	1.90	(0.53)	(0.39)	(0.92)
Class R5
5/31/2024(c)	12.29	0.13	1.01	1.14	(0.13)	–	(0.13)
11/30/2023	12.76	0.27	(0.38)	(0.11)	(0.36)	–	(0.36)
11/30/2022	19.39	0.24	(3.81)	(3.57)	(0.34)	(2.72)	(3.06)
11/30/2021	20.65	0.14	1.68	1.82	(0.22)	(2.86)	(3.08)
11/30/2020	14.23	0.17	7.45	7.62	(0.24)	(0.96)	(1.20)
11/30/2019	13.24	0.23	1.71	1.94	(0.56)	(0.39)	(0.95)

336	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$13.52	8.99 (d)	1.35	(e)	1.35	(e)	1.53	(e)	$46	75	(d)
12.50	(1.29)	1.35		1.35		1.74		38	124
12.97	(21.65)	1.32		1.32		1.24		36	165
19.65	8.57	1.27		1.27		0.23		43	154
20.88	57.33	1.31		1.31		0.60		74	138
14.37	15.43	1.31		1.31		1.33		70	161

13.50	8.93 (d)	1.50	(e)	1.50	(e)	1.37	(e)	93	75	(d)
12.49	(1.45)	1.50		1.50		1.59		75	124
12.95	(21.80)	1.46		1.47		1.09		76	165
19.63	8.43	1.42		1.42		0.10		94	154
20.88	57.05	1.46		1.46		0.45		46	138
14.37	15.27	1.45		1.45		1.23		56	161

13.07	9.02 (d)	1.40	(e)	1.41	(e)	1.47	(e)	18,489	75	(d)
12.09	(1.30)	1.40		1.40		1.69		17,674	124
12.55	(21.73)	1.37		1.38		1.12		20,448	165
19.12	8.52	1.33		1.33		0.19		36,483	154
20.41	57.25	1.36		1.36		0.56		25,311	138
14.08	15.37	1.36		1.36		1.28		10,420	161

13.17	9.15 (d)	1.15	(e)	1.15	(e)	1.75	(e)	285	75	(d)
12.18	(1.04)	1.15		1.15		1.94		504	124
12.64	(21.54)	1.12		1.12		1.40		609	165
19.24	8.80	1.08		1.08		0.44		919	154
20.52	57.67	1.13		1.13		0.86		418	138
14.14	15.68	1.11		1.11		1.53		88	161

13.30	9.29 (d)	0.90	(e)	0.91	(e)	1.97	(e)	1,884	75	(d)
12.29	(0.86)	0.90		0.90		2.19		1,541	124
12.76	(21.32)	0.86		0.87		1.70		1,578	165
19.39	9.08	0.83		0.83		0.69		1,905	154
20.65	58.01	0.86		0.86		1.05		1,314	138
14.23	16.03	0.86		0.87		1.70		843	161

See Notes to Financial Statements.	337

Financial Highlights (concluded)

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R6
5/31/2024(c)	$12.36	$0.13	$1.01	$1.14	$(0.13)	$ –	$(0.13)
11/30/2023	12.81	0.29	(0.38)	(0.09)	(0.36)	–	(0.36)
11/30/2022	19.44	0.24	(3.81)	(3.57)	(0.34)	(2.72)	(3.06)
11/30/2021	20.69	0.15	1.68	1.83	(0.22)	(2.86)	(3.08)
11/30/2020	14.25	0.17	7.47	7.64	(0.24)	(0.96)	(1.20)
11/30/2019	13.25	0.24	1.71	1.95	(0.56)	(0.39)	(0.95)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

338	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$13.37	9.32 (d)	0.81	(e)	0.82	(e)	2.06	(e)	$3,622	75	(d)
12.36	(0.69)	0.81		0.81		2.33		3,838	124
12.81	(21.26)	0.79		0.80		1.75		16,269	165
19.44	9.12	0.75		0.75		0.79		22,182	154
20.69	58.08	0.80		0.80		1.11		5,665	138
14.25	16.01	0.83		0.83		1.77		5,198	161

See Notes to Financial Statements.	339

Financial Highlights

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2024(c)	$ 9.08	$0.21	$ 0.01	$ 0.22	$(0.21)	$ –	$(0.21)
11/30/2023	9.34	0.39	(0.25)	0.14	(0.40)	–	(0.40)
11/30/2022	11.14	0.21	(1.70)	(1.49)	(0.27)	(0.04)	(0.31)
11/30/2021	11.69	0.11	(0.15)	(0.04)	(0.14)	(0.37)	(0.51)
11/30/2020	11.10	0.19	0.62	0.81	(0.22)	–	(0.22)
11/30/2019	10.38	0.25	0.76	1.01	(0.29)	–	(0.29)
Class C
5/31/2024(c)	9.04	0.18	– (f)	0.18	(0.18)	–	(0.18)
11/30/2023	9.30	0.33	(0.25)	0.08	(0.34)	–	(0.34)
11/30/2022	11.08	0.15	(1.69)	(1.54)	(0.20)	(0.04)	(0.24)
11/30/2021	11.63	0.04	(0.15)	(0.11)	(0.07)	(0.37)	(0.44)
11/30/2020	11.05	0.12	0.61	0.73	(0.15)	–	(0.15)
11/30/2019	10.34	0.18	0.75	0.93	(0.22)	–	(0.22)
Class F
5/31/2024(c)	9.08	0.22	0.01	0.23	(0.22)	–	(0.22)
11/30/2023	9.34	0.39	(0.24)	0.15	(0.41)	–	(0.41)
11/30/2022	11.13	0.19	(1.66)	(1.47)	(0.28)	(0.04)	(0.32)
11/30/2021	11.68	0.12	(0.15)	(0.03)	(0.15)	(0.37)	(0.52)
11/30/2020	11.10	0.19	0.62	0.81	(0.23)	–	(0.23)
11/30/2019	10.38	0.26	0.76	1.02	(0.30)	–	(0.30)
Class F3
5/31/2024(c)	9.08	0.22	0.01	0.23	(0.22)	–	(0.22)
11/30/2023	9.34	0.42	(0.26)	0.16	(0.42)	–	(0.42)
11/30/2022	11.13	0.24	(1.70)	(1.46)	(0.29)	(0.04)	(0.33)
11/30/2021	11.69	0.14	(0.16)	(0.02)	(0.17)	(0.37)	(0.54)
11/30/2020	11.10	0.22	0.62	0.84	(0.25)	–	(0.25)
11/30/2019	10.38	0.28	0.76	1.04	(0.32)	–	(0.32)
Class I
5/31/2024(c)	9.07	0.22	0.01	0.23	(0.22)	–	(0.22)
11/30/2023	9.33	0.41	(0.25)	0.16	(0.42)	–	(0.42)
11/30/2022	11.13	0.26	(1.73)	(1.47)	(0.29)	(0.04)	(0.33)
11/30/2021	11.68	0.14	(0.15)	(0.01)	(0.17)	(0.37)	(0.54)
11/30/2020	11.10	0.21	0.62	0.83	(0.25)	–	(0.25)
11/30/2019	10.38	0.27	0.76	1.03	(0.31)	–	(0.31)
Class R2
5/31/2024(c)	9.08	0.19	0.01	0.20	(0.19)	–	(0.19)
11/30/2023	9.34	0.35	(0.25)	0.10	(0.36)	–	(0.36)
11/30/2022	11.14	0.17	(1.70)	(1.53)	(0.23)	(0.04)	(0.27)
11/30/2021	11.69	0.07	(0.15)	(0.08)	(0.10)	(0.37)	(0.47)
11/30/2020	11.10	0.14	0.63	0.77	(0.18)	–	(0.18)
11/30/2019	10.38	0.21	0.75	0.96	(0.24)	–	(0.24)

340	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$ 9.09	2.43 (d)	0.55	(e)	0.55	(e)	4.63	(e)	$620,055	231	(d)
9.08	1.52	0.56		0.56		4.24		617,453	509
9.34	(13.54)	0.57		0.57		2.14		476,618	541
11.14	(0.30)	0.58		0.58		1.01		646,894	492
11.69	7.40	0.60		0.60		1.63		677,401	589
11.10	9.79	0.64		0.64		2.30		492,702	836

9.04	2.01 (d)	1.16	(e)	1.17	(e)	4.01	(e)	36,256	231	(d)
9.04	0.88	1.17		1.17		3.63		27,521	509
9.30	(13.97)	1.19		1.19		1.50		19,226	541
11.08	(0.96)	1.22		1.22		0.38		29,523	492
11.63	6.66	1.22		1.22		1.01		49,939	589
11.05	9.05	1.25		1.25		1.70		42,376	836

9.09	2.49 (d)	0.45	(e)	0.45	(e)	4.72	(e)	61,467	231	(d)
9.08	1.62	0.45		0.45		4.25		59,852	509
9.34	(13.37)	0.48		0.48		1.89		81,612	541
11.13	(0.21)	0.48		0.48		1.11		342,050	492
11.68	7.41	0.49		0.49		1.70		371,706	589
11.10	9.89	0.54		0.54		2.37		214,720	836

9.09	2.57 (d)	0.29	(e)	0.29	(e)	4.89	(e)	654,611	231	(d)
9.08	1.78	0.30		0.30		4.51		560,700	509
9.34	(13.23)	0.31		0.31		2.43		362,923	541
11.13	(0.12)	0.30		0.30		1.28		442,421	492
11.69	7.69	0.32		0.32		1.90		399,915	589
11.10	10.09	0.35		0.35		2.58		307,972	836

9.08	2.56 (d)	0.31	(e)	0.35	(e)	4.87	(e)	2,396,038	231	(d)
9.07	1.76	0.32		0.36		4.50		1,972,014	509
9.33	(13.34)	0.33		0.37		2.68		1,165,866	541
11.13	(0.07)	0.34		0.38		1.25		534,313	492
11.68	7.56	0.35		0.39		1.87		493,395	589
11.10	10.04	0.40		0.44		2.50		364,812	836

9.09	2.23 (d)	0.94	(e)	0.95	(e)	4.23	(e)	650	231	(d)
9.08	1.11	0.96		0.96		3.82		384	509
9.34	(13.88)	0.97		0.98		1.65		368	541
11.14	(0.70)	0.98		0.98		0.60		850	492
11.69	6.97	1.00		1.00		1.26		445	589
11.10	9.35	1.04		1.04		1.93		532	836

See Notes to Financial Statements.	341

Financial Highlights (concluded)

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
5/31/2024(c)	$ 9.08	$0.20	$ 0.01	$ 0.21	$(0.20)	$ –	$(0.20)
11/30/2023	9.34	0.36	(0.25)	0.11	(0.37)	–	(0.37)
11/30/2022	11.14	0.18	(1.70)	(1.52)	(0.24)	(0.04)	(0.28)
11/30/2021	11.69	0.08	(0.15)	(0.07)	(0.11)	(0.37)	(0.48)
11/30/2020	11.10	0.15	0.63	0.78	(0.19)	–	(0.19)
11/30/2019	10.38	0.22	0.75	0.97	(0.25)	–	(0.25)
Class R4
5/31/2024(c)	9.08	0.21	0.01	0.22	(0.21)	–	(0.21)
11/30/2023	9.34	0.39	(0.26)	0.13	(0.39)	–	(0.39)
11/30/2022	11.13	0.21	(1.70)	(1.49)	(0.26)	(0.04)	(0.30)
11/30/2021	11.68	0.11	(0.15)	(0.04)	(0.14)	(0.37)	(0.51)
11/30/2020	11.10	0.18	0.62	0.80	(0.22)	–	(0.22)
11/30/2019	10.38	0.24	0.76	1.00	(0.28)	–	(0.28)
Class R5
5/31/2024(c)	9.08	0.22	0.01	0.23	(0.22)	–	(0.22)
11/30/2023	9.34	0.41	(0.25)	0.16	(0.42)	–	(0.42)
11/30/2022	11.14	0.25	(1.72)	(1.47)	(0.29)	(0.04)	(0.33)
11/30/2021	11.69	0.13	(0.14)	(0.01)	(0.17)	(0.37)	(0.54)
11/30/2020	11.10	0.21	0.63	0.84	(0.25)	–	(0.25)
11/30/2019	10.38	0.27	0.76	1.03	(0.31)	–	(0.31)
Class R6
5/31/2024(c)	9.07	0.22	0.01	0.23	(0.22)	–	(0.22)
11/30/2023	9.34	0.41	(0.26)	0.15	(0.42)	–	(0.42)
11/30/2022	11.13	0.25	(1.71)	(1.46)	(0.29)	(0.04)	(0.33)
11/30/2021	11.68	0.14	(0.15)	(0.01)	(0.17)	(0.37)	(0.54)
11/30/2020	11.10	0.22	0.62	0.84	(0.26)	–	0.26
11/30/2019	10.38	0.28	0.76	1.04	(0.32)	–	(0.32)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount is less than $0.01.

342	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.09	2.28 (d)	0.85	(e)	0.85	(e)	4.31	(e)	$4,269	231	(d)
9.08	1.21	0.85		0.85		3.90		4,713	509
9.34	(13.80)	0.87		0.88		1.79		5,914	541
11.14	(0.60)	0.88		0.88		0.71		9,264	492
11.69	7.08	0.90		0.90		1.35		11,473	589
11.10	9.46	0.94		0.94		2.02		11,736	836

9.09	2.41 (d)	0.60	(e)	0.60	(e)	4.58	(e)	10,837	231	(d)
9.08	1.47	0.61		0.61		4.18		8,769	509
9.34	(13.50)	0.62		0.62		2.10		8,047	541
11.13	(0.36)	0.63		0.63		0.96		10,587	492
11.68	7.26	0.65		0.65		1.58		10,750	589
11.10	9.73	0.69		0.69		2.25		7,553	836

9.09	2.54 (d)	0.35	(e)	0.35	(e)	4.83	(e)	5,561	231	(d)
9.08	1.72	0.36		0.36		4.50		3,764	509
9.34	(13.36)	0.37		0.37		2.51		1,782	541
11.14	(0.10)	0.38		0.38		1.20		1,443	492
11.69	7.61	0.40		0.40		1.86		1,053	589
11.10	10.01	0.44		0.44		2.50		1,370	836

9.08	2.57 (d)	0.29	(e)	0.29	(e)	4.88	(e)	41,807	231	(d)
9.07	1.78	0.30		0.30		4.49		42,245	509
9.34	(13.32)	0.31		0.31		2.52		36,072	541
11.13	(0.03)	0.30		0.30		1.29		30,405	492
11.68	7.60	0.32		0.32		1.95		32,940	589
11.10	10.10	0.35		0.35		2.60		42,495	836

See Notes to Financial Statements.	343

Financial Highlights

CORE PLUS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2024(c)	$12.56	$0.35	$ 0.08	$ 0.43	$(0.35)	$ –	$(0.35)
11/30/2023	12.87	0.61	(0.28)	0.33	(0.64)	–	(0.64)
11/30/2022	15.38	0.40	(2.44)	(2.04)	(0.46)	(0.01)	(0.47)
11/30/2021	15.78	0.33	(0.14)	0.19	(0.42)	(0.17)	(0.59)
11/30/2020	15.39	0.38	0.61	0.99	(0.50)	(0.10)	(0.60)
11/30/2019	14.41	0.42	1.06	1.48	(0.50)	–	(0.50)
Class C
5/31/2024(c)	12.56	0.31	0.08	0.39	(0.30)	–	(0.30)
11/30/2023	12.87	0.53	(0.29)	0.24	(0.55)	–	(0.55)
11/30/2022	15.38	0.31	(2.44)	(2.13)	(0.37)	(0.01)	(0.38)
11/30/2021	15.78	0.23	(0.14)	0.09	(0.32)	(0.17)	(0.49)
11/30/2020	15.39	0.27	0.61	0.88	(0.39)	(0.10)	(0.49)
11/30/2019	14.42	0.31	1.06	1.37	(0.40)	–	(0.40)
Class F
5/31/2024(c)	12.54	0.35	0.09	0.44	(0.35)	–	(0.35)
11/30/2023	12.86	0.59	(0.26)	0.33	(0.65)	–	(0.65)
11/30/2022	15.36	0.39	(2.40)	(2.01)	(0.48)	(0.01)	(0.49)
11/30/2021	15.76	0.34	(0.14)	0.20	(0.43)	(0.17)	(0.60)
11/30/2020	15.38	0.39	0.60	0.99	(0.51)	(0.10)	(0.61)
11/30/2019	14.41	0.41	1.07	1.48	(0.51)	–	(0.51)
Class F3
5/31/2024(c)	12.56	0.36	0.08	0.44	(0.36)	–	(0.36)
11/30/2023	12.87	0.65	(0.29)	0.36	(0.67)	–	(0.67)
11/30/2022	15.37	0.44	(2.42)	(1.98)	(0.51)	(0.01)	(0.52)
11/30/2021	15.77	0.36	(0.13)	0.23	(0.46)	(0.17)	(0.63)
11/30/2020	15.40	0.42	0.59	1.01	(0.54)	(0.10)	(0.64)
11/30/2019	14.42	0.47	1.04	1.51	(0.53)	–	(0.53)
Class I
5/31/2024(c)	12.54	0.36	0.09	0.45	(0.36)	–	(0.36)
11/30/2023	12.86	0.64	(0.30)	0.34	(0.66)	–	(0.66)
11/30/2022	15.37	0.47	(2.48)	(2.01)	(0.49)	(0.01)	(0.50)
11/30/2021	15.77	0.37	(0.15)	0.22	(0.45)	(0.17)	(0.62)
11/30/2020	15.39	0.41	0.60	1.01	(0.53)	(0.10)	(0.63)
11/30/2019	14.41	0.40	1.11	1.51	(0.53)	–	(0.53)
Class R3
5/31/2024(c)	12.55	0.33	0.09	0.42	(0.33)	–	(0.33)
11/30/2023	12.86	0.57	(0.28)	0.29	(0.60)	–	(0.60)
11/30/2022	15.37	0.36	(2.44)	(2.08)	(0.42)	(0.01)	(0.43)
11/30/2021	15.77	0.28	(0.14)	0.14	(0.37)	(0.17)	(0.54)
11/30/2020	15.39	0.34	0.59	0.93	(0.45)	(0.10)	(0.55)
11/30/2019	14.41	0.37	1.07	1.44	(0.46)	–	(0.46)

344	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.64	3.39	(d)	0.63	(e)	0.63	(e)	5.43	(e)	$180,593	157	(d)
12.56	2.59		0.65		0.65		4.81		146,294	451
12.87	(13.38)		0.68		0.69		2.93		92,635	407
15.38	1.23		0.68		0.73		2.12		76,162	258
15.78	6.57		0.68		0.80		2.46		57,837	443
15.39	10.39		0.68		1.12		2.74		24,429	598

12.65	3.14	(d)	1.26	(e)	1.26	(e)	4.79	(e)	20,721	157	(d)
12.56	1.93		1.30		1.30		4.22		14,742	451
12.87	(13.94)		1.33		1.34		2.23		5,380	407
15.38	0.57		1.33		1.38		1.50		5,550	258
15.78	5.83		1.38		1.50		1.77		5,846	443
15.39	9.63		1.32		1.70		2.03		3,992	598

12.63	3.52	(d)	0.53	(e)	0.53	(e)	5.52	(e)	19,564	157	(d)
12.54	2.61		0.53		0.53		4.60		20,366	451
12.86	(13.25)		0.58		0.59		2.78		111,760	407
15.36	1.32		0.58		0.62		2.18		274,812	258
15.76	6.61		0.58		0.70		2.56		181,474	443
15.38	10.41		0.58		0.89		2.71		157,901	598

12.64	3.53	(d)	0.36	(e)	0.36	(e)	5.70	(e)	145,502	157	(d)
12.56	2.87		0.38		0.38		5.13		115,395	451
12.87	(13.06)		0.39		0.40		3.22		47,207	407
15.37	1.51		0.38		0.43		2.32		34,554	258
15.77	6.69		0.39		0.50		2.74		8,558	443
15.40	10.63		0.46		0.98		3.11		11	598

12.63	3.58	(d)	0.43	(e)	0.43	(e)	5.63	(e)	1,691,615	157	(d)
12.54	2.71		0.45		0.45		5.07		1,151,379	451
12.86	(13.21)		0.48		0.48		3.58		411,464	407
15.37	1.42		0.48		0.54		2.40		13,423	258
15.77	6.71		0.48		0.61		2.66		35,271	443
15.39	10.61		0.47		0.70		2.62		13,782	598

12.64	3.32	(d)	0.92	(e)	0.92	(e)	5.13	(e)	305	157	(d)
12.55	2.28		0.95		0.95		4.52		224	451
12.86	(13.64)		0.98		0.99		2.60		155	407
15.37	0.93		0.98		1.03		1.84		159	258
15.77	6.19		0.98		1.09		2.19		124	443
15.39	10.09		0.95		1.47		2.43		188	598

See Notes to Financial Statements.	345

Financial Highlights (concluded)

CORE PLUS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
5/31/2024(c)	$12.56	$0.34	$ 0.08	$ 0.42	$(0.34)	$ –	$(0.34)
11/30/2023	12.87	0.60	(0.28)	0.32	(0.63)	–	(0.63)
11/30/2022	15.37	0.38	(2.41)	(2.03)	(0.46)	(0.01)	(0.47)
11/30/2021	15.77	0.32	(0.14)	0.18	(0.41)	(0.17)	(0.58)
11/30/2020	15.39	0.37	0.60	0.97	(0.49)	(0.10)	(0.59)
11/30/2019	14.41	0.43	1.04	1.47	(0.49)	–	(0.49)
Class R5
5/31/2024(c)	12.56	0.36	0.08	0.44	(0.36)	–	(0.36)
11/30/2023	12.87	0.64	(0.29)	0.35	(0.66)	–	(0.66)
11/30/2022	15.38	0.43	(2.44)	(2.01)	(0.49)	(0.01)	(0.50)
11/30/2021	15.77	0.36	(0.13)	0.23	(0.45)	(0.17)	(0.62)
11/30/2020	15.39	0.41	0.60	1.01	(0.53)	(0.10)	(0.63)
11/30/2019	14.41	0.47	1.04	1.51	(0.53)	–	(0.53)
Class R6
5/31/2024(c)	12.56	0.36	0.08	0.44	(0.36)	–	(0.36)
11/30/2023	12.87	0.65	(0.29)	0.36	(0.67)	–	(0.67)
11/30/2022	15.38	0.46	(2.46)	(2.00)	(0.50)	(0.01)	(0.51)
11/30/2021	15.78	0.38	(0.14)	0.24	(0.47)	(0.17)	(0.64)
11/30/2020	15.39	0.43	0.60	1.03	(0.54)	(0.10)	(0.64)
11/30/2019	14.41	0.47	1.04	1.51	(0.53)	–	(0.53)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

346	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.64	3.36	(d)	0.68	(e)	0.68	(e)	5.38	(e)	$584	157	(d)
12.56	2.54		0.70		0.70		4.75		493	451
12.87	(13.36)		0.73		0.74		2.76		295	407
15.37	1.18		0.73		0.77		2.06		379	258
15.77	6.45		0.73		0.86		2.39		266	443
15.39	10.35		0.73		1.31		2.84		30	598

12.64	3.49	(d)	0.41	(e)	0.41	(e)	5.65	(e)	40	157	(d)
12.56	2.80		0.42		0.42		5.02		15	451
12.87	(13.19)		0.46		0.46		3.09		10	407
15.38	1.49		0.48		0.50		2.35		11	258
15.77	6.72		0.48		0.57		2.69		12	443
15.39	10.63		0.48		1.06		3.10		30	598

12.64	3.53	(d)	0.36	(e)	0.36	(e)	5.70	(e)	8,388	157	(d)
12.56	2.87		0.38		0.38		5.08		4,193	451
12.87	(13.12)		0.39		0.40		3.42		3,380	407
15.38	1.53		0.38		0.44		2.44		1,061	258
15.78	6.86		0.39		0.51		2.78		918	443
15.39	10.65		0.46		1.00		3.11		30	598

See Notes to Financial Statements.	347

Financial Highlights

FLOATING RATE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class A
5/31/2024(c)	$8.07	$0.35	$ 0.11	$ 0.46	$(0.34)	$–	$(0.34)
11/30/2023	7.89	0.67	0.17	0.84	(0.66)	–	(0.66)
11/30/2022	8.37	0.37	(0.48)	(0.11)	(0.37)	–	(0.37)
11/30/2021	8.20	0.33	0.16	0.49	(0.32)	–	(0.32)
11/30/2020	8.73	0.38	(0.53)	(0.15)	(0.32)	(0.06)	(0.38)
11/30/2019	8.97	0.49	(0.24)	0.25	(0.49)	–	(0.49)
Class C
5/31/2024(c)	8.08	0.33	0.11	0.44	(0.32)	–	(0.32)
11/30/2023	7.89	0.62	0.18	0.80	(0.61)	–	(0.61)
11/30/2022	8.37	0.32	(0.48)	(0.16)	(0.32)	–	(0.32)
11/30/2021	8.20	0.27	0.17	0.44	(0.27)	–	(0.27)
11/30/2020	8.74	0.33	(0.54)	(0.21)	(0.27)	(0.06)	(0.33)
11/30/2019	8.98	0.44	(0.24)	0.20	(0.44)	–	(0.44)
Class F
5/31/2024(c)	8.06	0.36	0.12	0.48	(0.35)	–	(0.35)
11/30/2023	7.88	0.66	0.18	0.84	(0.66)	–	(0.66)
11/30/2022	8.36	0.35	(0.45)	(0.10)	(0.38)	–	(0.38)
11/30/2021	8.19	0.33	0.17	0.50	(0.33)	–	(0.33)
11/30/2020	8.72	0.39	(0.54)	(0.15)	(0.32)	(0.06)	(0.38)
11/30/2019	8.96	0.50	(0.24)	0.26	(0.50)	–	(0.50)
Class F3
5/31/2024(c)	8.08	0.37	0.11	0.48	(0.35)	–	(0.35)
11/30/2023	7.90	0.69	0.17	0.86	(0.68)	–	(0.68)
11/30/2022	8.38	0.40	(0.49)	(0.09)	(0.39)	–	(0.39)
11/30/2021	8.21	0.35	0.17	0.52	(0.35)	–	(0.35)
11/30/2020	8.75	0.40	(0.54)	(0.14)	(0.34)	(0.06)	(0.40)
11/30/2019	8.98	0.52	(0.23)	0.29	(0.52)	–	(0.52)
Class I
5/31/2024(c)	8.08	0.36	0.11	0.47	(0.35)	–	(0.35)
11/30/2023	7.89	0.69	0.17	0.86	(0.67)	–	(0.67)
11/30/2022	8.37	0.41	(0.50)	(0.09)	(0.39)	–	(0.39)
11/30/2021	8.20	0.34	0.17	0.51	(0.34)	–	(0.34)
11/30/2020	8.74	0.40	(0.55)	(0.15)	(0.33)	(0.06)	(0.39)
11/30/2019	8.97	0.51	(0.23)	0.28	(0.51)	–	(0.51)
Class R2
5/31/2024(c)	8.08	0.34	0.11	0.45	(0.33)	–	(0.33)
11/30/2023	7.90	0.63	0.17	0.80	(0.62)	–	(0.62)
11/30/2022	8.38	0.35	(0.49)	(0.14)	(0.34)	–	(0.34)
11/30/2021	8.20	0.29	0.18	0.47	(0.29)	–	(0.29)
11/30/2020	8.74	0.35	(0.54)	(0.19)	(0.29)	(0.06)	(0.35)
11/30/2019	8.98	0.46	(0.24)	0.22	(0.46)	–	(0.46)

348	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.19	5.83 (d)	0.80	(e)	0.80	(e)	8.67	(e)	$1,589,079	50	(d)
8.07	10.99	0.80		0.80		8.39		1,596,618	71
7.89	(1.31)	0.80		0.80		4.60		1,882,335	85
8.37	6.07	0.79		0.79		3.87		1,981,600	87
8.20	(1.58)	0.80		0.80		4.65		1,790,285	92
8.73	2.90	0.81		0.81		5.56		2,462,684	58

8.20	5.51 (d)	1.41	(e)	1.41	(e)	8.07	(e)	303,334	50	(d)
8.08	10.43	1.44		1.44		7.74		331,798	71
7.89	(1.93)	1.43		1.43		3.96		441,112	85
8.37	5.42	1.41		1.41		3.26		499,850	87
8.20	(2.31)	1.42		1.42		4.08		616,741	92
8.74	2.37	1.45		1.45		4.93		1,141,085	58

8.19	5.76 (d)	0.70	(e)	0.70	(e)	8.77	(e)	221,791	50	(d)
8.06	11.24	0.71		0.71		8.28		237,963	71
7.88	(1.22)	0.69		0.69		4.24		869,845	85
8.36	6.17	0.69		0.69		3.96		2,999,065	87
8.19	(1.50)	0.70		0.70		4.79		2,231,780	92
8.72	3.00	0.71		0.71		5.65		4,007,181	58

8.21	5.97 (d)	0.53	(e)	0.53	(e)	8.96	(e)	85,833	50	(d)
8.08	11.28	0.54		0.54		8.60		90,205	71
7.90	(1.04)	0.53		0.53		4.95		178,268	85
8.38	6.34	0.53		0.53		4.12		137,808	87
8.21	(1.32)	0.54		0.54		4.92		91,251	92
8.75	3.17	0.54		0.54		5.83		147,359	58

8.20	5.94 (d)	0.60	(e)	0.60	(e)	8.87	(e)	2,788,344	50	(d)
8.08	11.35	0.60		0.60		8.60		2,579,223	71
7.89	(1.11)	0.60		0.60		5.05		2,954,554	85
8.37	6.28	0.59		0.59		4.06		1,133,927	87
8.20	(1.50)	0.60		0.60		4.92		855,140	92
8.74	3.22	0.61		0.61		5.75		1,475,395	58

8.20	5.62 (d)	1.20	(e)	1.20	(e)	8.27	(e)	776	50	(d)
8.08	10.54	1.20		1.20		7.95		760	71
7.90	(1.70)	1.20		1.20		4.28		1,086	85
8.38	5.78	1.19		1.19		3.48		965	87
8.20	(2.09)	1.20		1.20		4.26		1,026	92
8.74	2.50	1.21		1.21		5.16		1,471	58

See Notes to Financial Statements.	349

Financial Highlights (concluded)

FLOATING RATE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class R3
5/31/2024(c)	$8.07	$0.34	$ 0.12	$ 0.46	$(0.33)	$–	$(0.33)
11/30/2023	7.89	0.65	0.16	0.81	(0.63)	–	(0.63)
11/30/2022	8.37	0.36	(0.49)	(0.13)	(0.35)	–	(0.35)
11/30/2021	8.20	0.30	0.17	0.47	(0.30)	–	(0.30)
11/30/2020	8.74	0.35	(0.54)	(0.19)	(0.29)	(0.06)	(0.35)
11/30/2019	8.97	0.47	(0.23)	0.24	(0.47)	–	(0.47)
Class R4
5/31/2024(c)	8.07	0.35	0.11	0.46	(0.34)	–	(0.34)
11/30/2023	7.89	0.67	0.16	0.83	(0.65)	–	(0.65)
11/30/2022	8.37	0.36	(0.47)	(0.11)	(0.37)	–	(0.37)
11/30/2021	8.20	0.32	0.17	0.49	(0.32)	–	(0.32)
11/30/2020	8.73	0.38	(0.54)	(0.16)	(0.31)	(0.06)	(0.37)
11/30/2019	8.97	0.49	(0.24)	0.25	(0.49)	–	(0.49)
Class R5
5/31/2024(c)	8.08	0.36	0.12	0.48	(0.35)	–	(0.35)
11/30/2023	7.90	0.69	0.16	0.85	(0.67)	–	(0.67)
11/30/2022	8.38	0.39	(0.48)	(0.09)	(0.39)	–	(0.39)
11/30/2021	8.21	0.34	0.17	0.51	(0.34)	–	(0.34)
11/30/2020	8.75	0.40	(0.55)	(0.15)	(0.33)	(0.06)	(0.39)
11/30/2019	8.98	0.51	(0.23)	0.28	(0.51)	–	(0.51)
Class R6
5/31/2024(c)	8.08	0.36	0.11	0.47	(0.35)	–	(0.35)
11/30/2023	7.90	0.68	0.18	0.86	(0.68)	–	(0.68)
11/30/2022	8.38	0.39	(0.48)	(0.09)	(0.39)	–	(0.39)
11/30/2021	8.20	0.35	0.18	0.53	(0.35)	–	(0.35)
11/30/2020	8.74	0.40	(0.54)	(0.14)	(0.34)	(0.06)	(0.40)
11/30/2019	8.98	0.51	(0.23)	0.28	(0.52)	–	(0.52)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

350	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.20	5.55 (d)	1.10	(e)	1.10	(e)	8.37	(e)	$93,185	50	(d)
8.07	10.80	1.10		1.10		8.13		86,913	71
7.89	(1.60)	1.10		1.10		4.48		76,898	85
8.37	5.76	1.09		1.09		3.58		51,915	87
8.20	(1.99)	1.10		1.10		4.35		43,458	92
8.74	2.71	1.12		1.12		5.26		52,957	58

8.19	5.80 (d)	0.85	(e)	0.85	(e)	8.64	(e)	1,251	50	(d)
8.07	10.93	0.85		0.85		8.36		1,532	71
7.89	(1.36)	0.84		0.84		4.36		1,746	85
8.37	6.02	0.84		0.84		3.83		2,680	87
8.20	(1.63)	0.85		0.85		4.64		2,953	92
8.73	2.85	0.86		0.86		5.54		5,240	58

8.21	5.94 (d)	0.60	(e)	0.60	(e)	8.87	(e)	2,082	50	(d)
8.08	11.21	0.60		0.60		8.64		2,004	71
7.90	(1.11)	0.60		0.60		4.73		2,123	85
8.38	6.28	0.59		0.59		4.08		2,975	87
8.21	(1.49)	0.60		0.60		4.93		5,019	92
8.75	3.23	0.62		0.62		5.79		6,661	58

8.20	5.97 (d)	0.53	(e)	0.53	(e)	8.93	(e)	44,794	50	(d)
8.08	11.28	0.54		0.54		8.56		39,119	71
7.90	(1.04)	0.53		0.53		4.83		71,452	85
8.38	6.48	0.53		0.53		4.15		95,334	87
8.20	(1.44)	0.54		0.54		4.89		124,190	92
8.74	3.16	0.55		0.55		5.77		109,741	58

See Notes to Financial Statements.	351

Financial Highlights

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class A
5/31/2024(c)	$6.13	$0.22	$ 0.15		$ 0.37	$(0.22)	$–	$(0.22)
11/30/2023	6.20	0.38	(0.05)		0.33	(0.40)	–	(0.40)
11/30/2022	7.43	0.35	(1.20)		(0.85)	(0.37)	(0.01)	(0.38)
11/30/2021	7.30	0.35	0.14		0.49	(0.36)	–	(0.36)
11/30/2020	7.37	0.36	(0.05	)(f)	0.31	(0.38)	–	(0.38)
11/30/2019	7.13	0.40	0.25		0.65	(0.41)	–	(0.41)
Class C
5/31/2024(c)	6.10	0.20	0.14		0.34	(0.20)	–	(0.20)
11/30/2023	6.17	0.34	(0.05)		0.29	(0.36)	–	(0.36)
11/30/2022	7.39	0.31	(1.19)		(0.88)	(0.33)	(0.01)	(0.34)
11/30/2021	7.27	0.30	0.13		0.43	(0.31)	–	(0.31)
11/30/2020	7.33	0.32	(0.04	)(f)	0.28	(0.34)	–	(0.34)
11/30/2019	7.09	0.35	0.26		0.61	(0.37)	–	(0.37)
Class F
5/31/2024(c)	6.12	0.22	0.15		0.37	(0.22)	–	(0.22)
11/30/2023	6.19	0.38	(0.05)		0.33	(0.40)	–	(0.40)
11/30/2022	7.42	0.36	(1.20)		(0.84)	(0.38)	(0.01)	(0.39)
11/30/2021	7.30	0.35	0.14		0.49	(0.37)	–	(0.37)
11/30/2020	7.36	0.37	(0.04	)(f)	0.33	(0.39)	–	(0.39)
11/30/2019	7.12	0.40	0.26		0.66	(0.42)	–	(0.42)
Class F3
5/31/2024(c)	6.16	0.23	0.15		0.38	(0.23)	–	(0.23)
11/30/2023	6.23	0.41	(0.06)		0.35	(0.42)	–	(0.42)
11/30/2022	7.46	0.37	(1.20)		(0.83)	(0.39)	(0.01)	(0.40)
11/30/2021	7.34	0.37	0.13		0.50	(0.38)	–	(0.38)
11/30/2020	7.41	0.37	(0.03	)(f)	0.34	(0.41)	–	(0.41)
11/30/2019	7.16	0.42	0.27		0.69	(0.44)	–	(0.44)
Class I
5/31/2024(c)	6.16	0.23	0.15		0.38	(0.23)	–	(0.23)
11/30/2023	6.23	0.40	(0.06)		0.34	(0.41)	–	(0.41)
11/30/2022	7.46	0.36	(1.19)		(0.83)	(0.39)	(0.01)	(0.40)
11/30/2021	7.34	0.36	0.14		0.50	(0.38)	–	(0.38)
11/30/2020	7.40	0.37	(0.03	)(f)	0.34	(0.40)	–	(0.40)
11/30/2019	7.16	0.41	0.26		0.67	(0.43)	–	(0.43)
Class R2
5/31/2024(c)	6.17	0.21	0.14		0.35	(0.21)	–	(0.21)
11/30/2023	6.24	0.36	(0.05)		0.31	(0.38)	–	(0.38)
11/30/2022	7.47	0.33	(1.20)		(0.87)	(0.35)	(0.01)	(0.36)
11/30/2021	7.35	0.32	0.13		0.45	(0.33)	–	(0.33)
11/30/2020	7.41	0.34	(0.04	)(f)	0.30	(0.36)	–	(0.36)
11/30/2019	7.17	0.37	0.26		0.63	(0.39)	–	(0.39)

352	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$6.28	6.12	(d)	0.93	(e)	0.93	(e)	6.97	(e)	$693,134	42	(d)
6.13	5.50		0.92		0.92		6.28		708,970	84
6.20	(11.62)		0.89		0.90		5.24		799,529	106
7.43	6.74		0.88		0.88		4.59		1,089,069	113
7.30	4.65		0.90		0.90		5.15		1,134,235	126
7.37	9.37		0.91		0.91		5.42		1,218,731	86

6.24	5.64	(d)	1.54	(e)	1.54	(e)	6.36	(e)	116,119	42	(d)
6.10	4.85		1.54		1.54		5.64		128,213	84
6.17	(12.12)		1.52		1.52		4.61		166,372	106
7.39	5.94		1.50		1.50		3.96		258,441	113
7.27	4.14		1.53		1.53		4.55		287,145	126
7.33	8.72		1.53		1.53		4.81		376,682	86

6.27	6.00	(d)	0.83	(e)	0.83	(e)	7.05	(e)	83,710	42	(d)
6.12	5.77		0.82		0.82		6.22		133,738	84
6.19	(11.56)		0.79		0.80		5.22		456,720	106
7.42	6.70		0.77		0.77		4.68		2,239,174	113
7.30	4.89		0.80		0.80		5.24		2,097,727	126
7.36	9.48		0.81		0.81		5.52		2,144,680	86

6.31	6.27	(d)	0.61	(e)	0.61	(e)	7.28	(e)	454,326	42	(d)
6.16	5.83		0.61		0.61		6.60		440,078	84
6.23	(11.29)		0.60		0.60		5.54		558,736	106
7.46	6.90		0.59		0.59		4.88		737,768	113
7.34	4.97		0.60		0.60		5.31		1,984,689	126
7.41	9.82		0.62		0.62		5.72		555,795	86

6.31	6.21	(d)	0.73	(e)	0.73	(e)	7.16	(e)	1,564,530	42	(d)
6.16	5.72		0.72		0.72		6.48		1,612,167	84
6.23	(11.37)		0.69		0.70		5.46		1,753,902	106
7.46	6.80		0.67		0.67		4.78		1,759,013	113
7.34	5.00		0.70		0.70		5.30		1,664,193	126
7.40	9.57		0.71		0.71		5.61		1,610,253	86

6.31	5.72	(d)	1.33	(e)	1.33	(e)	6.56	(e)	5,186	42	(d)
6.17	5.09		1.32		1.32		5.91		5,265	84
6.24	(11.88)		1.29		1.30		4.85		4,736	106
7.47	6.17		1.27		1.28		4.19		6,381	113
7.35	4.39		1.31		1.31		4.81		6,662	126
7.41	8.93		1.30		1.30		5.05		11,284	86

See Notes to Financial Statements.	353

Financial Highlights (concluded)

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class R3
5/31/2024(c)	$6.17	$0.21	$ 0.14		$ 0.35	$(0.21)	$–	$(0.21)
11/30/2023	6.24	0.37	(0.06)		0.31	(0.38)	–	(0.38)
11/30/2022	7.47	0.33	(1.20)		(0.87)	(0.35)	(0.01)	(0.36)
11/30/2021	7.35	0.32	0.14		0.46	(0.34)	–	(0.34)
11/30/2020	7.41	0.34	(0.04	)(f)	0.30	(0.36)	–	(0.36)
11/30/2019	7.17	0.38	0.25		0.63	(0.39)	–	(0.39)
Class R4
5/31/2024(c)	6.13	0.22	0.15		0.37	(0.22)	–	(0.22)
11/30/2023	6.20	0.38	(0.05)		0.33	(0.40)	–	(0.40)
11/30/2022	7.43	0.35	(1.20)		(0.85)	(0.37)	(0.01)	(0.38)
11/30/2021	7.30	0.34	0.14		0.48	(0.35)	–	(0.35)
11/30/2020	7.37	0.36	(0.05	)(f)	0.31	(0.38)	–	(0.38)
11/30/2019	7.12	0.39	0.27		0.66	(0.41)	–	(0.41)
Class R5
5/31/2024(c)	6.16	0.23	0.14		0.37	(0.23)	–	(0.23)
11/30/2023	6.23	0.40	(0.06)		0.34	(0.41)	–	(0.41)
11/30/2022	7.46	0.36	(1.19)		(0.83)	(0.39)	(0.01)	(0.40)
11/30/2021	7.33	0.36	0.15		0.51	(0.38)	–	(0.38)
11/30/2020	7.40	0.38	(0.05	)(f)	0.33	(0.40)	–	(0.40)
11/30/2019	7.15	0.41	0.27		0.68	(0.43)	–	(0.43)
Class R6
5/31/2024(c)	6.16	0.23	0.15		0.38	(0.23)	–	(0.23)
11/30/2023	6.23	0.40	(0.05)		0.35	(0.42)	–	(0.42)
11/30/2022	7.46	0.37	(1.20)		(0.83)	(0.39)	(0.01)	(0.40)
11/30/2021	7.34	0.37	0.13		0.50	(0.38)	–	(0.38)
11/30/2020	7.41	0.38	(0.04	)(f)	0.34	(0.41)	–	(0.41)
11/30/2019	7.16	0.42	0.27		0.69	(0.44)	–	(0.44)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended November 30, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

354	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$6.31	5.78	(d)	1.23	(e)	1.23	(e)	6.67	(e)	$82,113	42	(d)
6.17	5.19		1.22		1.22		5.99		82,376	84
6.24	(11.80)		1.19		1.20		4.94		85,877	106
7.47	6.27		1.17		1.18		4.29		113,623	113
7.35	4.49		1.20		1.20		4.87		114,737	126
7.41	9.03		1.21		1.21		5.14		117,517	86

6.28	6.09	(d)	0.98	(e)	0.98	(e)	6.92	(e)	59,030	42	(d)
6.13	5.45		0.97		0.97		6.21		60,932	84
6.20	(11.67)		0.94		0.95		5.20		76,122	106
7.43	6.69		0.92		0.93		4.54		96,477	113
7.30	4.61		0.95		0.95		5.11		113,046	126
7.37	9.48		0.96		0.96		5.38		109,351	86

6.30	6.04	(d)	0.73	(e)	0.73	(e)	7.16	(e)	177,831	42	(d)
6.16	5.89		0.72		0.72		6.47		184,673	84
6.23	(11.52)		0.69		0.70		5.45		213,656	106
7.46	6.95		0.67		0.68		4.80		267,722	113
7.33	4.87		0.70		0.70		5.37		256,527	126
7.40	9.73		0.71		0.71		5.64		289,988	86

6.31	6.27	(d)	0.61	(e)	0.61	(e)	7.28	(e)	396,229	42	(d)
6.16	5.83		0.61		0.61		6.57		466,516	84
6.23	(11.29)		0.60		0.60		5.55		581,901	106
7.46	6.90		0.58		0.59		4.88		700,615	113
7.34	4.97		0.61		0.61		5.45		643,491	126
7.41	9.82		0.62		0.62		5.71		620,871	86

See Notes to Financial Statements.	355

Financial Highlights

INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2024(c)	$2.37	$0.06	$ 0.05	$ 0.11	$ (0.07)	$–	$ (0.07)
11/30/2023	2.40	0.11	(0.02)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.53)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	(0.01)	0.07	(0.09)	–	(0.09)
11/30/2020	2.90	0.09	0.13	0.22	(0.11)	–	(0.11)
11/30/2019	2.67	0.10	0.24	0.34	(0.11)	–	(0.11)
Class C
5/31/2024(c)	2.38	0.05	0.05	0.10	(0.06)	–	(0.06)
11/30/2023	2.41	0.10	(0.03)	0.07	(0.10)	–	(0.10)
11/30/2022	3.00	0.07	(0.53)	(0.46)	(0.08)	(0.05)	(0.13)
11/30/2021	3.02	0.06	(0.01)	0.05	(0.07)	–	(0.07)
11/30/2020	2.92	0.07	0.12	0.19	(0.09)	–	(0.09)
11/30/2019	2.69	0.08	0.25	0.33	(0.10)	–	(0.10)
Class F
5/31/2024(c)	2.36	0.06	0.05	0.11	(0.07)	–	(0.07)
11/30/2023	2.40	0.11	(0.03)	0.08	(0.12)	–	(0.12)
11/30/2022	2.99	0.08	(0.52)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	(0.01)	0.07	(0.09)	–	(0.09)
11/30/2020	2.91	0.09	0.12	0.21	(0.11)	–	(0.11)
11/30/2019	2.67	0.10	0.26	0.36	(0.12)	–	(0.12)
Class F3
5/31/2024(c)	2.37	0.07	0.04	0.11	(0.07)	–	(0.07)
11/30/2023	2.40	0.12	(0.03)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.52)	(0.43)	(0.11)	(0.05)	(0.16)
11/30/2021	3.01	0.08	–	0.08	(0.10)	–	(0.10)
11/30/2020	2.90	0.10	0.12	0.22	(0.11)	–	(0.11)
11/30/2019	2.67	0.11	0.24	0.35	(0.12)	–	(0.12)
Class I
5/31/2024(c)	2.37	0.06	0.05	0.11	(0.07)	–	(0.07)
11/30/2023	2.40	0.12	(0.03)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.53)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	–	0.08	(0.10)	–	(0.10)
11/30/2020	2.91	0.10	0.11	0.21	(0.11)	–	(0.11)
11/30/2019	2.67	0.10	0.26	0.36	(0.12)	–	(0.12)

356	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$2.41	4.47	(d)	0.70	(e)	0.70	(e)	5.14	(e)	$1,126,136	72	(d)
2.37	3.75		0.73		0.73		4.64		1,004,478	108
2.40	(15.22)		0.74		0.75		3.29		967,719	158
2.99	2.38		0.73		0.73		2.53		1,275,012	112
3.01	7.65		0.76		0.76		3.11		1,229,762	112
2.90	13.02		0.77		0.77		3.53		1,054,889	108

2.42	4.14	(d)	1.32	(e)	1.32	(e)	4.52	(e)	43,241	72	(d)
2.38	3.13		1.34		1.34		4.01		41,941	108
2.41	(15.68)		1.37		1.37		2.61		45,245	158
3.00	1.74		1.36		1.36		1.90		81,240	112
3.02	6.60		1.38		1.38		2.53		107,888	112
2.92	12.26		1.38		1.38		2.93		162,000	108

2.40	4.53	(d)	0.60	(e)	0.60	(e)	5.20	(e)	32,436	72	(d)
2.36	3.42		0.63		0.63		4.64		55,509	108
2.40	(15.14)		0.64		0.64		3.08		111,920	158
2.99	2.48		0.63		0.63		2.62		570,553	112
3.01	7.38		0.66		0.66		3.20		570,685	112
2.91	13.09		0.67		0.67		3.61		591,492	108

2.41	4.60	(d)	0.44	(e)	0.44	(e)	5.41	(e)	1,446,912	72	(d)
2.37	4.03		0.45		0.45		4.94		1,184,461	108
2.40	(14.98)		0.46		0.46		3.59		849,235	158
2.99	2.66		0.45		0.45		2.79		985,589	112
3.01	7.95		0.47		0.47		3.38		722,882	112
2.90	13.33		0.49		0.49		3.79		586,822	108

2.41	4.57	(d)	0.50	(e)	0.50	(e)	5.35	(e)	1,718,040	72	(d)
2.37	3.96		0.52		0.52		4.93		1,221,977	108
2.40	(15.05)		0.54		0.55		3.72		429,047	158
2.99	2.58		0.53		0.53		2.73		135,925	112
3.01	7.49		0.56		0.56		3.33		155,970	112
2.91	13.63		0.57		0.57		3.73		184,515	108

See Notes to Financial Statements.	357

Financial Highlights (concluded)

INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2024(c)	$2.38	$0.06	$ 0.04	$ 0.10	$(0.06)	$–	$ (0.06)
11/30/2023	2.42	0.10	(0.03)	0.07	(0.11)	–	(0.11)
11/30/2022	3.01	0.08	(0.53)	(0.45)	(0.09)	(0.05)	(0.14)
11/30/2021	3.03	0.06	–	0.06	(0.08)	–	(0.08)
11/30/2020	2.93	0.08	0.11	0.19	(0.09)	–	(0.09)
11/30/2019	2.70	0.09	0.24	0.33	(0.10)	–	(0.10)
Class R3
5/31/2024(c)	2.37	0.06	0.04	0.10	(0.06)	–	(0.06)
11/30/2023	2.41	0.10	(0.03)	0.07	(0.11)	–	(0.11)
11/30/2022	3.00	0.08	(0.53)	(0.45)	(0.09)	(0.05)	(0.14)
11/30/2021	3.02	0.07	(0.01)	0.06	(0.08)	–	(0.08)
11/30/2020	2.91	0.08	0.13	0.21	(0.10)	–	(0.10)
11/30/2019	2.68	0.09	0.24	0.33	(0.10)	–	(0.10)
Class R4
5/31/2024(c)	2.37	0.06	0.04	0.10	(0.06)	–	(0.06)
11/30/2023	2.40	0.11	(0.02)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.53)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	(0.01)	0.07	(0.09)	–	(0.09)
11/30/2020	2.90	0.09	0.12	0.21	(0.10)	–	(0.10)
11/30/2019	2.67	0.10	0.24	0.34	(0.11)	–	(0.11)
Class R5
5/31/2024(c)	2.37	0.06	0.05	0.11	(0.07)	–	(0.07)
11/30/2023	2.40	0.12	(0.03)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.53)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	–	0.08	(0.10)	–	(0.10)
11/30/2020	2.91	0.10	0.11	0.21	(0.11)	–	(0.11)
11/30/2019	2.68	0.11	0.24	0.35	(0.12)	–	(0.12)
Class R6
5/31/2024(c)	2.37	0.07	0.04	0.11	(0.07)	–	(0.07)
11/30/2023	2.40	0.12	(0.03)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.52)	(0.43)	(0.11)	(0.05)	(0.16)
11/30/2021	3.01	0.08	–	0.08	(0.10)	–	(0.10)
11/30/2020	2.90	0.10	0.12	0.22	(0.11)	–	(0.11)
11/30/2019	2.67	0.11	0.24	0.35	(0.12)	–	(0.12)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

358	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$2.42	4.25	(d)	1.11	(e)	1.11	(e)	4.73	(e)	$683	72	(d)
2.38	2.92		1.13		1.13		4.18		815	108
2.42	(15.43)		1.14		1.15		2.90		1,107	158
3.01	1.98		1.13		1.13		2.14		1,350	112
3.03	6.83		1.16		1.16		2.73		1,730	112
2.93	12.47		1.17		1.17		3.17		1,285	108

2.41	4.31	(d)	1.00	(e)	1.00	(e)	4.84	(e)	50,587	72	(d)
2.37	3.02		1.03		1.03		4.34		49,344	108
2.41	(15.41)		1.04		1.05		3.00		47,036	158
3.00	2.08		1.03		1.03		2.23		56,410	112
3.02	7.32		1.06		1.06		2.83		53,114	112
2.91	12.65		1.07		1.07		3.24		55,317	108

2.41	4.44	(d)	0.75	(e)	0.75	(e)	5.08	(e)	5,868	72	(d)
2.37	3.70		0.78		0.78		4.59		5,895	108
2.40	(15.26)		0.79		0.80		3.38		5,992	158
2.99	2.33		0.78		0.78		2.50		4,501	112
3.01	7.60		0.81		0.81		3.07		9,205	112
2.90	12.97		0.82		0.82		3.46		9,218	108

2.41	4.57	(d)	0.50	(e)	0.50	(e)	5.34	(e)	2,169	72	(d)
2.37	3.96		0.53		0.53		4.85		1,939	108
2.40	(15.05)		0.54		0.55		3.31		1,559	158
2.99	2.59		0.53		0.53		2.73		6,309	112
3.01	7.50		0.56		0.56		3.32		6,548	112
2.91	13.21		0.57		0.57		3.73		6,099	108

2.41	4.60	(d)	0.44	(e)	0.44	(e)	5.40	(e)	54,826	72	(d)
2.37	4.04		0.46		0.46		4.92		49,944	108
2.40	(14.98)		0.46		0.46		3.59		42,966	158
2.99	2.67		0.45		0.45		2.81		60,434	112
3.01	7.95		0.48		0.48		3.40		55,981	112
2.90	13.34		0.49		0.49		3.81		52,133	108

See Notes to Financial Statements.	359

Financial Highlights

INFLATION FOCUSED FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period
Class A
5/31/2024(c)	$11.39	$0.15	$ 0.28	$0.43	$(0.24)	$11.58
11/30/2023	11.65	0.36	(0.16)	0.20	(0.46)	11.39
11/30/2022	12.44	0.25	(0.68)	(0.43)	(0.36)	11.65
11/30/2021	11.33	0.13	1.28	1.41	(0.30)	12.44
11/30/2020	11.23	0.26	0.26 (f)	0.52	(0.42)	11.33
11/30/2019	11.55	0.34	(0.21)	0.13	(0.45)	11.23
Class C
5/31/2024(c)	11.41	0.12	0.26	0.38	(0.20)	11.59
11/30/2023	11.67	0.28	(0.16)	0.12	(0.38)	11.41
11/30/2022	12.46	0.16	(0.68)	(0.52)	(0.27)	11.67
11/30/2021	11.35	0.05	1.29	1.34	(0.23)	12.46
11/30/2020	11.25	0.20	0.25 (f)	0.45	(0.35)	11.35
11/30/2019	11.57	0.27	(0.21)	0.06	(0.38)	11.25
Class F
5/31/2024(c)	11.41	0.16	0.26	0.42	(0.24)	11.59
11/30/2023	11.67	0.37	(0.16)	0.21	(0.47)	11.41
11/30/2022	12.46	0.23	(0.65)	(0.42)	(0.37)	11.67
11/30/2021	11.35	0.14	1.29	1.43	(0.32)	12.46
11/30/2020	11.24	0.27	0.27 (f)	0.54	(0.43)	11.35
11/30/2019	11.57	0.35	(0.21)	0.14	(0.47)	11.24
Class F3
5/31/2024(c)	11.40	0.17	0.27	0.44	(0.25)	11.59
11/30/2023	11.66	0.39	(0.16)	0.23	(0.49)	11.40
11/30/2022	12.45	0.29	(0.69)	(0.40)	(0.39)	11.66
11/30/2021	11.34	0.14	1.30	1.44	(0.33)	12.45
11/30/2020	11.23	0.29	0.27 (f)	0.56	(0.45)	11.34
11/30/2019	11.55	0.37	(0.21)	0.16	(0.48)	11.23
Class I
5/31/2024(c)	11.39	0.16	0.27	0.43	(0.25)	11.57
11/30/2023	11.65	0.38	(0.16)	0.22	(0.48)	11.39
11/30/2022	12.44	0.29	(0.69)	(0.40)	(0.39)	11.65
11/30/2021	11.34	0.16	1.27	1.43	(0.33)	12.44
11/30/2020	11.24	0.28	0.26 (f)	0.54	(0.44)	11.34
11/30/2019	11.56	0.36	(0.20)	0.16	(0.48)	11.24
Class R2
5/31/2024(c)	11.34	0.12	0.27	0.39	(0.21)	11.52
11/30/2023	11.60	0.32	(0.17)	0.15	(0.41)	11.34
11/30/2022	12.38	0.23	(0.70)	(0.47)	(0.31)	11.60
11/30/2021	11.30	0.11	1.23	1.34	(0.26)	12.38
11/30/2020	11.22	0.20	0.26 (f)	0.46	(0.38)	11.30
11/30/2019	11.55	0.30	(0.22)	0.08	(0.41)	11.22

360	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

3.77	(d)	0.79	(e)	0.80	(e)	2.63	(e)	$183,246	27	(d)
1.91		0.72		0.73		3.12		227,812	18
(3.51)		0.66		0.67		2.02		472,591	67
12.59		0.64		0.64		1.06		560,624	97
4.87		0.69		0.70		2.40		89,956	97
1.19		0.69		0.69		2.97		109,626	43

3.36	(d)	1.40	(e)	1.41	(e)	2.03	(e)	34,789	27	(d)
1.22		1.40		1.41		2.43		46,548	18
(4.20)		1.40		1.40		1.34		94,132	67
11.85		1.31		1.31		0.39		92,580	97
4.23		1.30		1.31		1.81		17,716	97
0.55		1.33		1.33		2.33		28,655	43

3.82	(d)	0.69	(e)	0.70	(e)	2.83	(e)	25,788	27	(d)
2.02		0.62		0.63		3.17		45,980	18
(3.40)		0.54		0.55		1.83		284,593	67
12.68		0.54		0.54		1.11		1,818,238	97
5.06		0.59		0.60		2.52		187,180	97
1.20		0.59		0.59		3.06		285,297	43

3.92	(d)	0.49	(e)	0.50	(e)	2.98	(e)	80,080	27	(d)
2.17		0.45		0.46		3.38		116,797	18
(3.23)		0.38		0.39		2.39		308,596	67
12.86		0.38		0.38		1.17		236,951	97
5.24		0.42		0.43		2.68		8,595	97
1.46		0.42		0.42		3.24		10,645	43

3.78	(d)	0.59	(e)	0.60	(e)	2.85	(e)	512,399	27	(d)
2.11		0.51		0.52		3.32		738,283	18
(3.31)		0.47		0.48		2.37		1,476,955	67
12.73		0.44		0.45		1.32		1,006,157	97
5.08		0.49		0.50		2.63		320,045	97
1.39		0.49		0.49		3.16		631,037	43

3.48	(d)	1.19	(e)	1.20	(e)	2.15	(e)	470	27	(d)
1.58		1.11		1.12		2.79		428	18
(3.92)		1.08		1.09		1.97		169	67
11.96		1.07		1.07		0.96		–	97
4.28		1.07		1.08		1.83		166	97
0.70		1.08		1.08		2.59		51	43

See Notes to Financial Statements.	361

Financial Highlights (concluded)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period
Class R3
5/31/2024(c)	$11.39	$0.15	$0.26	$0.41	$(0.22)	$11.58
11/30/2023	11.65	0.33	(0.16)	0.17	(0.43)	11.39
11/30/2022	12.44	0.22	(0.69)	(0.47)	(0.32)	11.65
11/30/2021	11.34	0.11	1.26	1.37	(0.27)	12.44
11/30/2020	11.23	0.22	0.28 (f)	0.50	(0.39)	11.34
11/30/2019	11.56	0.30	(0.21)	0.09	(0.42)	11.23
Class R4
5/31/2024(c)	11.39	0.15	0.26	0.41	(0.23)	11.57
11/30/2023	11.65	0.36	(0.16)	0.20	(0.46)	11.39
11/30/2022	12.44	0.24	(0.68)	(0.44)	(0.35)	11.65
11/30/2021	11.34	0.15	1.25	1.40	(0.30)	12.44
11/30/2020	11.23	0.26	0.26 (f)	0.52	(0.41)	11.34
11/30/2019	11.56	0.33	(0.21)	0.12	(0.45)	11.23
Class R5
5/31/2024(c)	11.38	0.16	0.27	0.43	(0.25)	11.56
11/30/2023	11.64	0.39	(0.17)	0.22	(0.48)	11.38
11/30/2022	12.43	0.29	(0.70)	(0.41)	(0.38)	11.64
11/30/2021	11.33	0.17	1.26	1.43	(0.33)	12.43
11/30/2020	11.23	0.28	0.26 (f)	0.54	(0.44)	11.33
11/30/2019	11.55	0.36	(0.20)	0.16	(0.48)	11.23
Class R6
5/31/2024(c)	11.38	0.16	0.28	0.44	(0.25)	11.57
11/30/2023	11.64	0.39	(0.16)	0.23	(0.49)	11.38
11/30/2022	12.43	0.27	(0.67)	(0.40)	(0.39)	11.64
11/30/2021	11.34	0.18	1.25	1.43	(0.34)	12.43
11/30/2020	11.23	0.29	0.27 (f)	0.56	(0.45)	11.34
11/30/2019	11.56	0.37	(0.21)	0.16	(0.49)	11.23

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended November 30, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

362	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

3.61	(d)	1.09	(e)	1.10	(e)	2.68	(e)	$471	27	(d)
1.70		1.01		1.02		2.86		1,017	18
(3.88)		0.97		0.97		1.81		462	67
12.17		0.94		0.95		0.90		402	97
4.65		0.98		0.99		2.03		226	97
0.80		0.99		0.99		2.66		104	43

3.65	(d)	0.84	(e)	0.85	(e)	2.60	(e)	2,139	27	(d)
1.86		0.76		0.77		3.11		2,684	18
(3.55)		0.72		0.72		1.97		1,682	67
12.46		0.70		0.70		1.21		2,020	97
4.91		0.74		0.75		2.35		1,706	97
1.05		0.74		0.74		2.91		3,174	43

3.79	(d)	0.59	(e)	0.60	(e)	2.76	(e)	1,715	27	(d)
2.11		0.50		0.51		3.43		1,556	18
(3.32)		0.48		0.48		2.42		473	67
12.75		0.45		0.45		1.40		304	97
5.08		0.49		0.50		2.64		170	97
1.39		0.49		0.49		3.17		334	43

3.93	(d)	0.49	(e)	0.50	(e)	2.81	(e)	17,031	27	(d)
2.17		0.46		0.47		3.40		14,116	18
(3.24)		0.38		0.39		2.25		11,328	67
12.71		0.39		0.40		1.52		16,742	97
5.24		0.42		0.43		2.70		14,541	97
1.37		0.42		0.42		3.25		35,167	43

See Notes to Financial Statements.	363

Financial Highlights

SHORT DURATION CORE BOND FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
5/31/2024(c)	$9.10	$0.22		$ 0.04	$0.26	$(0.23)	$9.13	2.85 (d)
11/30/2023	9.12	0.40		– (f)	0.40	(0.42)	9.10	4.54
11/30/2022	9.77	0.18		(0.58)	(0.40)	(0.25)	9.12	(4.16)
11/30/2021	9.89	0.07		(0.02)	0.05	(0.17)	9.77	0.48
11/30/2020	9.89	0.14		0.10	0.24	(0.24)	9.89	2.46
11/30/2019	9.72	0.24		0.23	0.47	(0.30)	9.89	4.87
Class C
5/31/2024(c)	9.10	0.19		0.03	0.22	(0.20)	9.12	2.41 (d)
11/30/2023	9.11	0.34		0.02 (g)	0.36	(0.37)	9.10	3.99
11/30/2022	9.76	0.11		(0.58)	(0.47)	(0.18)	9.11	(4.79)
11/30/2021	9.89	–	(f)	(0.03)	(0.03)	(0.10)	9.76	(0.29)
11/30/2020	9.89	0.09		0.08	0.17	(0.17)	9.89	1.76
11/30/2019	9.72	0.17		0.23	0.40	(0.23)	9.89	4.15
Class F
5/31/2024(c)	9.10	0.23		0.02	0.25	(0.23)	9.12	2.79 (d)
11/30/2023	9.11	0.40		0.02 (g)	0.42	(0.43)	9.10	4.75
11/30/2022	9.76	0.14		(0.53)	(0.39)	(0.26)	9.11	(4.06)
11/30/2021	9.89	0.08		(0.03)	0.05	(0.18)	9.76	0.48
11/30/2020	9.89	0.16		0.09	0.25	(0.25)	9.89	2.54
11/30/2019	9.72	0.24		0.24	0.48	(0.31)	9.89	4.97
Class F3
5/31/2024(c)	9.09	0.24		0.03	0.27	(0.24)	9.12	3.00 (d)
11/30/2023	9.11	0.43		– (f)	0.43	(0.45)	9.09	4.84
11/30/2022	9.76	0.26		(0.64)	(0.38)	(0.27)	9.11	(3.91)
11/30/2021	9.88	0.10		(0.02)	0.08	(0.20)	9.76	0.80
11/30/2020	9.89	0.37		(0.11)	0.26	(0.27)	9.88	2.65
11/30/2019	9.72	0.27		0.22	0.49	(0.32)	9.89	5.13
Class I
5/31/2024(c)	9.09	0.23		0.04	0.27	(0.24)	9.12	2.84 (d)
11/30/2023	9.11	0.42		– (f)	0.42	(0.44)	9.09	4.86
11/30/2022	9.77	0.19		(0.58)	(0.39)	(0.27)	9.11	(4.06)
11/30/2021	9.89	0.09		(0.02)	0.07	(0.19)	9.77	0.68
11/30/2020	9.89	0.16		0.10	0.26	(0.26)	9.89	2.65
11/30/2019	9.71	0.24		0.26	0.50	(0.32)	9.89	5.18

364	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.60	(e)	0.72	(e)	4.88	(e)	$87,739	32	(d)
0.60		0.76		4.40		80,362	94
0.60		0.79		1.88		44,849	176
0.60		0.79		0.71		47,227	220
0.60		1.00		1.47		32,022	351
0.60		1.81		2.47		8,032	136

1.24	(e)	1.36	(e)	4.24	(e)	6,369	32	(d)
1.23		1.39		3.75		5,345	94
1.26		1.46		1.18		4,445	176
1.28		1.47		0.04		4,026	220
1.28		1.71		0.90		4,334	351
1.29		2.54		1.77		2,238	136

0.50	(e)	0.62	(e)	4.97	(e)	6,296	32	(d)
0.50		0.65		4.36		7,546	94
0.50		0.68		1.46		19,105	176
0.50		0.69		0.81		104,324	220
0.50		0.91		1.58		82,951	351
0.50		1.46		2.40		29,007	136

0.30	(e)	0.43	(e)	5.18	(e)	55,580	32	(d)
0.31		0.47		4.71		46,134	94
0.33		0.49		2.83		29,952	176
0.34		0.52		1.02		514	220
0.36		1.06		3.78		12	351
0.36		1.64		2.72		1,612	136

0.40	(e)	0.52	(e)	5.08	(e)	321,951	32	(d)
0.40		0.56		4.64		272,872	94
0.40		0.59		2.08		135,395	176
0.40		0.59		0.89		26,463	220
0.40		0.80		1.63		4,402	351
0.40		1.35		2.49		1,821	136

See Notes to Financial Statements.	365

Financial Highlights (concluded)

SHORT DURATION CORE BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class R3
5/31/2024(c)	$9.09	$0.21	$0.03	$0.24	$(0.21)	$9.12	2.69	(d)
11/30/2023	9.11	0.37	0.01 (g)	0.38	(0.40)	9.09	4.22
11/30/2022	9.76	0.19	(0.62)	(0.43)	(0.22)	9.11	(4.45)
11/30/2021	9.89	0.04	(0.03)	0.01	(0.14)	9.76	0.09
11/30/2020	9.89	0.13	0.08	0.21	(0.21)	9.89	2.16
11/30/2019	9.72	0.21	0.23	0.44	(0.27)	9.89	4.56
Class R4
5/31/2024(c)	9.10	0.22	0.02	0.24	(0.22)	9.12	2.71	(d)
11/30/2023	9.11	0.41	– (f)	0.41	(0.42)	9.10	4.59
11/30/2022	9.77	0.16	(0.58)	(0.42)	(0.24)	9.11	(4.31)
11/30/2021	9.89	0.07	(0.03)	0.04	(0.16)	9.77	0.44
11/30/2020	9.89	0.18	0.05	0.23	(0.23)	9.89	2.41
11/30/2019	9.72	0.24	0.22	0.46	(0.29)	9.89	4.82
Class R5
5/31/2024(c)	9.10	0.23	0.03	0.26	(0.24)	9.12	2.84	(d)
11/30/2023	9.11	0.42	0.01 (g)	0.43	(0.44)	9.10	4.85
11/30/2022	9.77	0.18	(0.58)	(0.40)	(0.26)	9.11	(4.07)
11/30/2021	9.89	0.09	(0.02)	0.07	(0.19)	9.77	0.68
11/30/2020	9.89	0.20	0.06	0.26	(0.26)	9.89	2.66
11/30/2019	9.72	0.26	0.23	0.49	(0.32)	9.89	5.08
Class R6
5/31/2024(c)	9.09	0.24	0.03	0.27	(0.24)	9.12	3.00	(d)
11/30/2023	9.11	0.43	– (f)	0.43	(0.45)	9.09	4.84
11/30/2022	9.76	0.19	(0.57)	(0.38)	(0.27)	9.11	(3.90)
11/30/2021	9.89	0.10	(0.04)	0.06	(0.19)	9.76	0.65
11/30/2020	9.89	0.21	0.06	0.27	(0.27)	9.89	2.75
11/30/2019	9.72	0.27	0.22	0.49	(0.32)	9.89	5.13

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss)in the Statement of Operations for the year ended November 30, 2023, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

366	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.90	(e)	1.02	(e)	4.56	(e)	$124	32	(d)
0.90		1.06		4.09		605	94
0.90		1.12		2.03		582	176
0.90		1.09		0.42		61	220
0.90		1.34		1.32		98	351
0.90		2.14		2.17		76	136

0.65	(e)	0.76	(e)	4.83	(e)	32	32	(d)
0.65		0.80		4.47		40	94
0.65		0.80		1.71		11	176
0.65		0.81		0.67		12	220
0.65		1.11		1.81		12	351
0.65		1.95		2.42		27	136

0.40	(e)	0.49	(e)	5.08	(e)	11	32	(d)
0.40		0.52		4.59		11	94
0.40		0.57		1.95		11	176
0.40		0.57		0.90		12	220
0.40		0.87		2.06		12	351
0.40		1.69		2.67		27	136

0.30	(e)	0.43	(e)	5.16	(e)	2,211	32	(d)
0.31		0.47		4.69		1,223	94
0.33		0.49		2.04		925	176
0.34		0.52		0.98		963	220
0.36		0.81		2.17		911	351
0.36		1.63		2.72		1,961	136

See Notes to Financial Statements.	367

Financial Highlights

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
5/31/2024(c)	$3.82	$0.08	$ 0.03		$ 0.11	$(0.09)	$3.84	3.01	(d)
11/30/2023	3.84	0.15	–	(f)	0.15	(0.17)	3.82	4.02
11/30/2022	4.16	0.08	(0.28)		(0.20)	(0.12)	3.84	(4.90)
11/30/2021	4.20	0.07	(0.01)		0.06	(0.10)	4.16	1.40
11/30/2020	4.21	0.09	0.02	(g)	0.11	(0.12)	4.20	2.76
11/30/2019	4.14	0.12	0.10		0.22	(0.15)	4.21	5.48
Class C
5/31/2024(c)	3.84	0.07	0.03		0.10	(0.08)	3.86	2.69	(d)
11/30/2023	3.86	0.12	0.01		0.13	(0.15)	3.84	3.39
11/30/2022	4.19	0.06	(0.30)		(0.24)	(0.09)	3.86	(5.69)
11/30/2021	4.22	0.04	–		0.04	(0.07)	4.19	0.99
11/30/2020	4.23	0.07	0.02	(g)	0.09	(0.10)	4.22	2.10
11/30/2019	4.17	0.10	0.09		0.19	(0.13)	4.23	4.57
Class F
5/31/2024(c)	3.82	0.08	0.04		0.12	(0.10)	3.84	3.06	(d)
11/30/2023	3.83	0.15	0.02		0.17	(0.18)	3.82	4.40
11/30/2022	4.16	0.08	(0.29)		(0.21)	(0.12)	3.83	(5.05)
11/30/2021	4.19	0.07	–		0.07	(0.10)	4.16	1.74
11/30/2020	4.21	0.10	0.01	(g)	0.11	(0.13)	4.19	2.62
11/30/2019	4.14	0.13	0.10		0.23	(0.16)	4.21	5.58
Class F3
5/31/2024(c)	3.82	0.09	0.03		0.12	(0.10)	3.84	3.15	(d)
11/30/2023	3.84	0.16	–	(f)	0.16	(0.18)	3.82	4.31
11/30/2022	4.17	0.10	(0.30)		(0.20)	(0.13)	3.84	(4.87)
11/30/2021	4.20	0.08	–		0.08	(0.11)	4.17	1.91
11/30/2020	4.21	0.10	0.02	(g)	0.12	(0.13)	4.20	3.03
11/30/2019	4.14	0.13	0.10		0.23	(0.16)	4.21	5.75
Class I
5/31/2024(c)	3.82	0.08	0.04		0.12	(0.10)	3.84	3.11	(d)
11/30/2023	3.83	0.16	0.01		0.17	(0.18)	3.82	4.50
11/30/2022	4.16	0.10	(0.30)		(0.20)	(0.13)	3.83	(4.95)
11/30/2021	4.19	0.07	0.01	(g)	0.08	(0.11)	4.16	1.85
11/30/2020	4.21	0.10	0.01	(g)	0.11	(0.13)	4.19	2.97
11/30/2019	4.14	0.13	0.10		0.23	(0.16)	4.21	5.44
Class R2
5/31/2024(c)	3.82	0.07	0.04		0.11	(0.09)	3.84	2.80	(d)
11/30/2023	3.84	0.13	0.01		0.14	(0.16)	3.82	3.61
11/30/2022	4.16	0.07	(0.29)		(0.22)	(0.10)	3.84	(5.28)
11/30/2021	4.20	0.05	(0.01)		0.04	(0.08)	4.16	1.00
11/30/2020	4.21	0.08	0.02	(g)	0.10	(0.11)	4.20	2.36
11/30/2019	4.14	0.11	0.10		0.21	(0.14)	4.21	5.07

368	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.58	(e)	0.59	(e)	4.19	(e)	$7,416,017	36	(d)
0.59		0.59		3.84		7,726,193	54
0.58		0.58		2.10		9,589,050	75
0.58		0.58		1.55		13,355,736	84
0.59		0.59		2.22		12,733,693	102
0.60		0.60		2.92		11,693,022	57

1.19	(e)	1.20	(e)	3.57	(e)	1,429,891	36	(d)
1.21		1.21		3.22		1,598,563	54
1.22		1.22		1.45		2,170,217	75
1.23		1.23		0.91		3,379,490	84
1.24		1.24		1.62		3,914,470	102
1.22		1.22		2.31		4,914,970	57

0.48	(e)	0.49	(e)	4.28	(e)	1,202,249	36	(d)
0.49		0.49		3.81		1,469,843	54
0.48		0.48		1.96		6,132,794	75
0.48		0.48		1.65		26,865,299	84
0.49		0.49		2.33		23,546,579	102
0.50		0.50		3.02		23,128,477	57

0.31	(e)	0.31	(e)	4.47	(e)	4,513,796	36	(d)
0.31		0.32		4.12		4,626,104	54
0.31		0.32		2.41		5,143,625	75
0.31		0.31		1.81		5,139,001	84
0.33		0.33		2.48		4,425,861	102
0.34		0.34		3.19		4,087,351	57

0.38	(e)	0.39	(e)	4.39	(e)	26,067,610	36	(d)
0.39		0.39		4.06		26,240,622	54
0.38		0.38		2.51		25,868,734	75
0.38		0.38		1.74		12,428,298	84
0.39		0.39		2.44		9,762,949	102
0.40		0.40		3.12		10,281,839	57

0.98	(e)	0.99	(e)	3.78	(e)	5,451	36	(d)
0.99		0.99		3.45		5,427	54
0.98		0.98		1.70		6,312	75
0.98		0.98		1.17		9,901	84
0.99		0.99		1.85		13,909	102
1.00		1.00		2.55		18,031	57

See Notes to Financial Statements.	369

Financial Highlights (concluded)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class R3
5/31/2024(c)	$3.82	$0.07	$0.04		$0.11	$(0.09)	$3.84	2.85	(d)
11/30/2023	3.84	0.14	–	(f)	0.14	(0.16)	3.82	3.71
11/30/2022	4.17	0.07	(0.29)		(0.22)	(0.11)	3.84	(5.18)
11/30/2021	4.20	0.05	0.01	(g)	0.06	(0.09)	4.17	1.10
11/30/2020	4.21	0.08	0.02	(g)	0.10	(0.11)	4.20	2.46
11/30/2019	4.14	0.11	0.10		0.21	(0.14)	4.21	5.17
Class R4
5/31/2024(c)	3.83	0.08	0.03		0.11	(0.09)	3.85	2.98	(d)
11/30/2023	3.84	0.15	0.01		0.16	(0.17)	3.83	4.24
11/30/2022	4.17	0.08	(0.30)		(0.22)	(0.11)	3.84	(5.23)
11/30/2021	4.20	0.07	–		0.07	(0.10)	4.17	1.67
11/30/2020	4.22	0.09	0.01	(g)	0.10	(0.12)	4.20	2.47
11/30/2019	4.15	0.12	0.10		0.22	(0.15)	4.22	5.43
Class R5
5/31/2024(c)	3.81	0.08	0.04		0.12	(0.10)	3.83	3.11	(d)
11/30/2023	3.83	0.15	0.01		0.16	(0.18)	3.81	4.23
11/30/2022	4.15	0.09	(0.29)		(0.20)	(0.12)	3.83	(4.79)
11/30/2021	4.19	0.08	(0.01)		0.07	(0.11)	4.15	1.67
11/30/2020	4.20	0.10	0.02	(g)	0.12	(0.13)	4.19	2.97
11/30/2019	4.13	0.13	0.10		0.23	(0.16)	4.20	5.70
Class R6
5/31/2024(c)	3.82	0.09	0.03		0.12	(0.10)	3.84	3.15	(d)
11/30/2023	3.83	0.16	0.01		0.17	(0.18)	3.82	4.58
11/30/2022	4.16	0.10	(0.30)		(0.20)	(0.13)	3.83	(4.89)
11/30/2021	4.19	0.08	–		0.08	(0.11)	4.16	1.91
11/30/2020	4.21	0.10	0.01	(g)	0.11	(0.13)	4.19	2.79
11/30/2019	4.14	0.13	0.10		0.23	(0.16)	4.21	5.76

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the years ended November 30, 2020 and 2021, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

370	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.88	(e)	0.89	(e)	3.89	(e)	$305,031	36	(d)
0.89		0.89		3.55		314,049	54
0.88		0.88		1.84		358,357	75
0.88		0.88		1.26		410,131	84
0.89		0.89		1.94		384,845	102
0.90		0.90		2.64		367,328	57

0.64	(e)	0.64	(e)	4.16	(e)	152,047	36	(d)
0.64		0.64		3.80		137,909	54
0.63		0.63		2.10		146,587	75
0.63		0.63		1.58		168,338	84
0.64		0.64		2.18		166,524	102
0.65		0.65		2.88		147,772	57

0.38	(e)	0.39	(e)	4.39	(e)	63,721	36	(d)
0.39		0.39		4.05		64,991	54
0.38		0.38		2.37		65,954	75
0.38		0.38		1.83		63,717	84
0.39		0.39		2.45		69,901	102
0.40		0.40		3.14		70,274	57

0.31	(e)	0.31	(e)	4.47	(e)	1,058,202	36	(d)
0.31		0.32		4.12		1,008,631	54
0.31		0.32		2.42		1,077,561	75
0.31		0.31		1.82		1,035,235	84
0.33		0.33		2.50		896,878	102
0.34		0.34		3.19		857,139	57

See Notes to Financial Statements.	371

Financial Highlights

TOTAL RETURN FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2024(c)	$8.54	$0.20	$0.05	$0.25	$(0.21)	$–	$(0.21)
11/30/2023	8.76	0.37	(0.20)	0.17	(0.39)	–	(0.39)
11/30/2022	10.54	0.25	(1.68)	(1.43)	(0.29)	(0.06)	(0.35)
11/30/2021	10.91	0.19	(0.12)	0.07	(0.21)	(0.23)	(0.44)
11/30/2020	10.49	0.23	0.46	0.69	(0.27)	–	(0.27)
11/30/2019	9.86	0.28	0.66	0.94	(0.31)	–	(0.31)
Class C
5/31/2024(c)	8.53	0.18	0.05	0.23	(0.18)	–	(0.18)
11/30/2023	8.76	0.31	(0.20)	0.11	(0.34)	–	(0.34)
11/30/2022	10.53	0.18	(1.66)	(1.48)	(0.23)	(0.06)	(0.29)
11/30/2021	10.90	0.12	(0.11)	0.01	(0.15)	(0.23)	(0.38)
11/30/2020	10.48	0.17	0.45	0.62	(0.20)	–	(0.20)
11/30/2019	9.85	0.21	0.66	0.87	(0.24)	–	(0.24)
Class F
5/31/2024(c)	8.54	0.21	0.04	0.25	(0.21)	–	(0.21)
11/30/2023	8.76	0.37	(0.19)	0.18	(0.40)	–	(0.40)
11/30/2022	10.54	0.24	(1.66)	(1.42)	(0.30)	(0.06)	(0.36)
11/30/2021	10.91	0.20	(0.12)	0.08	(0.22)	(0.23)	(0.45)
11/30/2020	10.48	0.24	0.47	0.71	(0.28)	–	(0.28)
11/30/2019	9.86	0.29	0.65	0.94	(0.32)	–	(0.32)
Class F3
5/31/2024(c)	8.54	0.22	0.05	0.27	(0.22)	–	(0.22)
11/30/2023	8.77	0.39	(0.21)	0.18	(0.41)	–	(0.41)
11/30/2022	10.54	0.28	(1.68)	(1.40)	(0.31)	(0.06)	(0.37)
11/30/2021	10.91	0.22	(0.11)	0.11	(0.25)	(0.23)	(0.48)
11/30/2020	10.49	0.27	0.45	0.72	(0.30)	–	(0.30)
11/30/2019	9.87	0.31	0.65	0.96	(0.34)	–	(0.34)
Class I
5/31/2024(c)	8.56	0.21	0.05	0.26	(0.22)	–	(0.22)
11/30/2023	8.78	0.39	(0.20)	0.19	(0.41)	–	(0.41)
11/30/2022	10.56	0.28	(1.69)	(1.41)	(0.31)	(0.06)	(0.37)
11/30/2021	10.93	0.22	(0.12)	0.10	(0.24)	(0.23)	(0.47)
11/30/2020	10.50	0.26	0.46	0.72	(0.29)	–	(0.29)
11/30/2019	9.88	0.30	0.65	0.95	(0.33)	–	(0.33)
Class P
5/31/2024(c)	8.58	0.19	0.05	0.24	(0.20)	–	(0.20)
11/30/2023	8.81	0.34	(0.20)	0.14	(0.37)	–	(0.37)
11/30/2022	10.59	0.22	(1.68)	(1.46)	(0.26)	(0.06)	(0.32)
11/30/2021	10.96	0.16	(0.11)	0.05	(0.19)	(0.23)	(0.42)
11/30/2020	10.53	0.21	0.46	0.67	(0.24)	–	(0.24)
11/30/2019	9.91	0.25	0.65	0.90	(0.28)	–	(0.28)

372	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.58	2.88	(d)	0.65	(e)	0.65	(e)	4.66	(e)	$966,955	183	(d)
8.54	1.96		0.65		0.65		4.22		940,982	409
8.76	(13.78)		0.65		0.65		2.60		973,820	461
10.54	0.68		0.64		0.64		1.79		1,300,031	393
10.91	6.63		0.66		0.66		2.19		1,416,776	538
10.49	9.62		0.68		0.68		2.68		1,275,715	736

8.58	2.69	(d)	1.26	(e)	1.26	(e)	4.05	(e)	25,558	183	(d)
8.53	1.33		1.26		1.26		3.59		27,572	409
8.76	(14.32)		1.27		1.27		1.95		34,393	461
10.53	0.04		1.28		1.28		1.16		59,759	393
10.90	5.98		1.29		1.29		1.59		85,200	538
10.48	8.95		1.30		1.30		2.08		118,447	736

8.58	2.93	(d)	0.55	(e)	0.55	(e)	4.75	(e)	69,056	183	(d)
8.54	2.06		0.56		0.56		4.19		80,557	409
8.76	(13.69)		0.55		0.55		2.45		234,058	461
10.54	0.78		0.54		0.54		1.88		1,059,760	393
10.91	6.84		0.56		0.56		2.29		1,013,091	538
10.48	9.62		0.58		0.58		2.78		960,498	736

8.59	3.16	(d)	0.36	(e)	0.36	(e)	4.96	(e)	870,708	183	(d)
8.54	2.14		0.36		0.36		4.52		799,149	409
8.77	(13.42)		0.35		0.35		2.91		707,783	461
10.54	0.97		0.35		0.35		2.07		881,986	393
10.91	6.95		0.36		0.36		2.49		774,625	538
10.49	9.83		0.38		0.38		2.98		664,783	736

8.60	3.00	(d)	0.41	(e)	0.45	(e)	4.90	(e)	1,215,288	183	(d)
8.56	2.21		0.41		0.45		4.49		1,071,474	409
8.78	(13.53)		0.41		0.45		3.06		762,733	461
10.56	0.92		0.40		0.44		2.02		433,258	393
10.93	6.98		0.43		0.47		2.44		414,220	538
10.50	9.76		0.44		0.48		2.93		405,218	736

8.62	2.75	(d)	0.89	(e)	0.89	(e)	4.40	(e)	18	183	(d)
8.58	1.70		0.91		0.91		3.81		41	409
8.81	(14.01)		0.90		0.90		2.33		515	461
10.59	0.43		0.89		0.89		1.53		710	393
10.96	6.45		0.91		0.91		1.94		659	538
10.53	9.21		0.93		0.93		2.45		528	736

See Notes to Financial Statements.	373

Financial Highlights (concluded)

TOTAL RETURN FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2024(c)	$8.54	$0.18	$0.05	$0.23	$(0.19)	$–	$(0.19)
11/30/2023	8.76	0.33	(0.20)	0.13	(0.35)	–	(0.35)
11/30/2022	10.54	0.21	(1.68)	(1.47)	(0.25)	(0.06)	(0.31)
11/30/2021	10.90	0.15	(0.11)	0.04	(0.17)	(0.23)	(0.40)
11/30/2020	10.48	0.19	0.45	0.64	(0.22)	–	(0.22)
11/30/2019	9.86	0.24	0.65	0.89	(0.27)	–	(0.27)
Class R3
5/31/2024(c)	8.54	0.19	0.04	0.23	(0.19)	–	(0.19)
11/30/2023	8.76	0.34	(0.20)	0.14	(0.36)	–	(0.36)
11/30/2022	10.54	0.22	(1.68)	(1.46)	(0.26)	(0.06)	(0.32)
11/30/2021	10.90	0.16	(0.11)	0.05	(0.18)	(0.23)	(0.41)
11/30/2020	10.48	0.20	0.45	0.65	(0.23)	–	(0.23)
11/30/2019	9.86	0.25	0.65	0.90	(0.28)	–	(0.28)
Class R4
5/31/2024(c)	8.54	0.20	0.04	0.24	(0.20)	–	(0.20)
11/30/2023	8.76	0.36	(0.20)	0.16	(0.38)	–	(0.38)
11/30/2022	10.54	0.24	(1.68)	(1.44)	(0.28)	(0.06)	(0.34)
11/30/2021	10.91	0.18	(0.11)	0.07	(0.21)	(0.23)	(0.44)
11/30/2020	10.49	0.23	0.45	0.68	(0.26)	–	(0.26)
11/30/2019	9.86	0.27	0.66	0.93	(0.30)	–	(0.30)
Class R5
5/31/2024(c)	8.54	0.21	0.06	0.27	(0.22)	–	(0.22)
11/30/2023	8.76	0.38	(0.19)	0.19	(0.41)	–	(0.41)
11/30/2022	10.54	0.26	(1.68)	(1.42)	(0.30)	(0.06)	(0.36)
11/30/2021	10.91	0.21	(0.11)	0.10	(0.24)	(0.23)	(0.47)
11/30/2020	10.49	0.26	0.45	0.71	(0.29)	–	(0.29)
11/30/2019	9.86	0.30	0.66	0.96	(0.33)	–	(0.33)
Class R6
5/31/2024(c)	8.55	0.21	0.05	0.26	(0.22)	–	(0.22)
11/30/2023	8.77	0.39	(0.20)	0.19	(0.41)	–	(0.41)
11/30/2022	10.55	0.28	(1.69)	(1.41)	(0.31)	(0.06)	(0.37)
11/30/2021	10.92	0.22	(0.11)	0.11	(0.25)	(0.23)	(0.48)
11/30/2020	10.49	0.27	0.46	0.73	(0.30)	–	(0.30)
11/30/2019	9.87	0.31	0.65	0.96	(0.34)	–	(0.34)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

374	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.58	2.68	(d)	1.05	(e)	1.05	(e)	4.26	(e)	$1,156	183	(d)
8.54	1.55		1.05		1.05		3.81		1,086	409
8.76	(14.12)		1.05		1.05		2.18		1,199	461
10.54	0.37		1.04		1.04		1.39		1,768	393
10.90	6.21		1.06		1.06		1.81		2,579	538
10.48	9.08		1.08		1.08		2.31		3,501	736

8.58	2.73	(d)	0.95	(e)	0.95	(e)	4.36	(e)	27,383	183	(d)
8.54	1.65		0.95		0.95		3.92		27,043	409
8.76	(14.03)		0.95		0.95		2.30		27,760	461
10.54	0.47		0.95		0.95		1.50		37,846	393
10.90	6.32		0.96		0.96		1.90		85,403	538
10.48	9.19		0.98		0.98		2.40		93,652	736

8.58	2.86	(d)	0.70	(e)	0.70	(e)	4.61	(e)	30,205	183	(d)
8.54	1.90		0.70		0.70		4.18		31,524	409
8.76	(13.82)		0.70		0.70		2.54		30,002	461
10.54	0.63		0.69		0.69		1.74		44,058	393
10.91	6.58		0.71		0.71		2.16		58,811	538
10.49	9.56		0.73		0.73		2.64		66,840	736

8.59	3.11	(d)	0.45	(e)	0.45	(e)	4.86	(e)	21,320	183	(d)
8.54	2.16		0.45		0.45		4.41		20,023	409
8.76	(13.61)		0.45		0.45		2.74		22,290	461
10.54	0.88		0.44		0.44		1.99		78,822	393
10.91	6.85		0.46		0.46		2.40		110,056	538
10.49	9.84		0.49		0.49		2.88		127,807	736

8.59	3.03	(d)	0.36	(e)	0.36	(e)	4.96	(e)	211,158	183	(d)
8.55	2.26		0.36		0.36		4.52		197,934	409
8.77	(13.50)		0.35		0.35		2.90		183,807	461
10.55	0.97		0.35		0.35		2.08		252,862	393
10.92	7.05		0.36		0.36		2.51		295,096	538
10.49	9.84		0.38		0.38		2.97		364,578	736

See Notes to Financial Statements.	375

Financial Highlights

ULTRA SHORT BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
5/31/2024(c)	$9.92	$0.25	$0.06	$0.31	$(0.25)	$9.98	3.16 (d)
11/30/2023	9.80	0.41	0.12	0.53	(0.41)	9.92	5.55
11/30/2022	10.00	0.12	(0.18)	(0.06)	(0.14)	9.80	(0.62)
11/30/2021	10.04	0.03	(0.03)	– (f)	(0.04)	10.00	(0.03)
11/30/2020	10.03	0.11	0.01 (g)	0.12	(0.11)	10.04	1.25
11/30/2019	10.00	0.24	0.03	0.27	(0.24)	10.03	2.87
Class A1
5/31/2024(c)	9.93	0.25	0.05	0.30	(0.25)	9.98	3.01 (d)
11/30/2023	9.80	0.40	0.13	0.53	(0.40)	9.93	5.55
11/30/2022	10.00	0.09	(0.16)	(0.07)	(0.13)	9.80	(0.72)
11/30/2021	10.04	0.02	(0.03)	(0.01)	(0.03)	10.00	(0.13)
11/30/2020	10.03	0.07	0.04 (g)	0.11	(0.10)	10.04	1.15
7/31/2019 to 11/30/2019(h)	10.02	0.05	0.03	0.08	(0.07)	10.03	0.79 (d)
Class F
5/31/2024(c)	9.92	0.25	0.06	0.31	(0.25)	9.98	3.19 (d)
11/30/2023	9.80	0.39	0.15	0.54	(0.42)	9.92	5.60
11/30/2022	10.00	0.10	(0.16)	(0.06)	(0.14)	9.80	(0.57)
11/30/2021	10.04	0.04	(0.04)	– (f)	(0.04)	10.00	0.02
11/30/2020	10.03	0.11	0.02 (g)	0.13	(0.12)	10.04	1.30
11/30/2019	10.00	0.25	0.03	0.28	(0.25)	10.03	2.82
Class F3
5/31/2024(c)	9.92	0.26	0.06	0.32	(0.26)	9.98	3.27 (d)
11/30/2023	9.80	0.44	0.11	0.55	(0.43)	9.92	5.76
11/30/2022	10.00	0.15	(0.19)	(0.04)	(0.16)	9.80	(0.43)
11/30/2021	10.04	0.05	(0.03)	0.02	(0.06)	10.00	0.16
11/30/2020	10.03	0.11	0.03 (g)	0.14	(0.13)	10.04	1.45
11/30/2019	10.00	0.26	0.03	0.29	(0.26)	10.03	2.97
Class I
5/31/2024(c)	9.92	0.26	0.06	0.32	(0.26)	9.98	3.24 (d)
11/30/2023	9.80	0.43	0.12	0.55	(0.43)	9.92	5.71
11/30/2022	10.00	0.18	(0.23)	(0.05)	(0.15)	9.80	(0.47)
11/30/2021	10.04	0.05	(0.04)	0.01	(0.05)	10.00	0.12
11/30/2020	10.03	0.13	0.01 (g)	0.14	(0.13)	10.04	1.40
11/30/2019	9.99	0.26	0.04	0.30	(0.26)	10.03	3.03

376	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.43	(e)	0.43	(e)	5.07	(e)	$4,187,474	42	(d)
0.43		0.43		4.15		3,720,238	66
0.43		0.44		1.18		5,193,143	48
0.43		0.43		0.34		10,038,159	72
0.42		0.45		1.14		12,300,460	93
0.41		0.48		2.39		11,938,003	46

0.53	(e)	0.53	(e)	4.97	(e)	3,747	42	(d)
0.54		0.54		4.10		4,062	66
0.54		0.54		0.95		3,869	48
0.53		0.53		0.24		13,240	72
0.52		0.54		0.74		19,403	93
0.48	(e)	0.55	(e)	1.56	(e)	2,860	46

0.38	(e)	0.38	(e)	5.12	(e)	226,605	42	(d)
0.39		0.39		3.97		262,081	66
0.39		0.39		1.03		1,280,935	48
0.38		0.38		0.38		5,349,686	72
0.37		0.40		1.15		7,109,132	93
0.36		0.43		2.47		6,539,665	46

0.23	(e)	0.23	(e)	5.29	(e)	1,620,126	42	(d)
0.24		0.24		4.45		1,017,847	66
0.24		0.24		1.52		759,273	48
0.24		0.24		0.53		519,235	72
0.25		0.26		1.13		804,537	93
0.22		0.29		2.62		282,582	46

0.28	(e)	0.28	(e)	5.22	(e)	3,915,067	42	(d)
0.28		0.28		4.35		3,910,327	66
0.28		0.28		1.80		3,872,022	48
0.28		0.28		0.49		1,285,378	72
0.27		0.30		1.35		1,258,215	93
0.26		0.33		2.56		1,803,798	46

See Notes to Financial Statements.	377

Financial Highlights (concluded)

ULTRA SHORT BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class R5
5/31/2024(c)	$9.93	$0.26	$0.05	$0.31	$(0.26)	$9.98	3.14	(d)
11/30/2023	9.80	0.44	0.12	0.56	(0.43)	9.93	5.82
11/30/2022	10.00	0.10	(0.15)	(0.05)	(0.15)	9.80	(0.47)
11/30/2021	10.04	0.05	(0.04)	0.01	(0.05)	10.00	0.12
11/30/2020	10.03	0.13	0.01 (g)	0.14	(0.13)	10.04	1.41
11/30/2019	10.00	0.26	0.03	0.29	(0.26)	10.03	2.94
Class R6
5/31/2024(c)	9.93	0.26	0.05	0.31	(0.26)	9.98	3.16	(d)
11/30/2023	9.80	0.44	0.12	0.56	(0.43)	9.93	5.87
11/30/2022	10.00	0.15	(0.19)	(0.04)	(0.16)	9.80	(0.43)
11/30/2021	10.04	0.05	(0.03)	0.02	(0.06)	10.00	0.16
11/30/2020	10.03	0.12	0.02 (g)	0.14	(0.13)	10.04	1.45
11/30/2019	10.00	0.26	0.03	0.29	(0.26)	10.03	2.96

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and A1 does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended November 30, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(h)	Commenced on July 31, 2019.

378	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.28	(e)	0.28	(e)	5.23	(e)	$242	42	(d)
0.28		0.28		4.41		188	66
0.28		0.29		1.05		131	48
0.28		0.28		0.49		592	72
0.27		0.30		1.31		784	93
0.26		0.33		2.63		1,369	46

0.23	(e)	0.23	(e)	5.28	(e)	82,354	42	(d)
0.24		0.24		4.42		67,702	66
0.24		0.24		1.52		68,773	48
0.24		0.24		0.54		86,964	72
0.25		0.26		1.17		65,008	93
0.22		0.29		2.55		11,572	46

See Notes to Financial Statements.	379

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993.

The Trust currently consists of thirteen funds as of May 31, 2024. This report covers the following eleven funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes at May 31, 2024:

Funds	Classes
Lord Abbett Convertible Fund (“Convertible Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”)	A, C, F, F3 I, R2, R3, R4, R5, and R6
Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”)	A, C, F, F3, I, R3, R4, R5, and R6
Lord Abbett Floating Rate Fund (“Floating Rate Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett High Yield Fund (“High Yield Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Income Fund (“Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”)	A, C, F, F3, I, R3, R4, R5, and R6
Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Total Return Fund (“Total Return Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”)	A, A1, F, F3, I, R5, and R6

The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus.

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Each of Core Fixed Income Fund’s, Core Plus Bond Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Floating Rate Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Each of Short Duration Core Bond Fund’s and Ultra Short Bond Fund’s investment objective is to seek current income consistent with the preservation of capital.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A and A1 shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class A1 shares purchased without a sales charge and redeemed before the first day of the month in which the eighteenth month anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on

Notes to Financial Statements (unaudited)(continued)

which the purchase order was accepted, provided that the Funds or financial intermediary through which a shareholder purchased Class C shares have records verifying that the C shares have been held at least eight years.

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standard Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of the portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may

Notes to Financial Statements (unaudited)(continued)

use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2020 through November 30, 2023. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific shareholder servicing expenses. Class A, A1, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in

Notes to Financial Statements (unaudited)(continued)

each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to manage cash, to adjust exposure to the direction of interest rates or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Funds called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the

Notes to Financial Statements (unaudited)(continued)

commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(k)	TBA Sale Commitments–Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(l)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(m)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(n)	Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose each Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to each Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that each Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by each Fund may decline below the repurchase price.

For the period ended May 31, 2024, the average interest rate, the amount of interest received and the average principal amount for the days borrowed in the period were as follows:

Fund	Interest Rate	Interest Income	Average Amount Borrowed
High Yield Fund	(7.5)%	$44,953	$2,271,324

(o)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan

Notes to Financial Statements (unaudited)(continued)

investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. Each Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate (“SOFR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments is presented, if any, on the Statements of Assets and Liabilities represents mark to market of the unfunded portion of each Fund’s floating rate notes.

As of May 31, 2024, the Funds had the following unfunded loan commitments:

Floating Rate Fund

Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ Depreciation
Constant Contact 2024 Incremental Delayed Draw Term Loan	$3,764,000	$3,639,318	$3,683,283	$(43,965)
Doncaster Finance US LLC 2024 Delayed Draw Term Loan	418,727	417,681	399,095	18,586
Epicor Software Corporation 2024 Delayed Draw Term Loan	502,884	505,838	480,628	25,210
Ground Work LLC 2024 Delayed Draw Term Loan	2,281,960	2,290,871	2,154,664	136,207
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan	1,435,226	1,420,874	1,318,220	102,654
Touchdown Acquirer Inc. Delayed Draw Term Loan	2,659,309	2,683,415	2,472,938	210,477
	$11,062,106	$10,957,997	$10,508,828	$449,169

Notes to Financial Statements (unaudited)(continued)

High Yield Fund

Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ Depreciation
Epicor Software Corporation 2024 Delayed Draw Term Loan	$384,435	$386,693	$385,982	$711
Ground Work LLC 2024 Delayed Draw Term Loan	485,660	487,556	483,274	4,282
Touchdown Acquirer Inc. Delayed Draw Term Loan	1,041,912	1,051,357	1,044,081	7,276
Total	$1,912,007	$1,925,606	$1,913,337	$12,269

(p)	Inflation-Linked Derivatives–Each Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. A Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain (loss) and is included in Net realized gain (loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Fund, since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(q)	Credit Default Swap Contracts–Each Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap contract sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation

Notes to Financial Statements (unaudited)(continued)

is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap contract purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of each credit default swap contract where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap contract agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Funds, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(r)	Options–Each Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When a Fund writes (sells) an option, an amount equal to the premium received by each Fund is recorded as a liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, each fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by each Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Notes to Financial Statements (unaudited)(continued)

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Realized and change in unrealized gains and losses on purchased options are included in net realized and net change in unrealized gains (losses) on investments in each Fund’s Statement of Operations.

(s)	Interest Rate Swap Contracts–Each Fund may enter into interest rate swap contract agreements. Pursuant to interest rate swap contract agreements, a Fund either makes floating-rate payments to the counterparty (or Central counterparty clearing house (“CCP”) in the case of centrally cleared swap contracts) based on a benchmark interest rate in exchange for fixed-rate payments or a Fund makes fixed-rate payments to the counterparty or CCP in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swap contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap contract is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap contract counterparty. In the case of centrally cleared swap contracts, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(t)	Total Return Swap Contracts–Each Fund may enter into total return swap contract agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap contract. If the value of the asset underlying a total return swap contract declines over the term of the swap contract, each Fund also may be required to pay an amount equal to that decline in value to its counterparty.

(u)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy

Notes to Financial Statements (unaudited)(continued)

classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;
•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of May 31, 2024 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Convertible Fund		Income Fund
First $1 billion	.70%	First $3 billion	.38%
Next $1 billion	.60%	Next $7 billion	.35%
Over $2 billion	.57%	Over $10 billion	.34%

Core Fixed Income Fund		Inflation Focused Bond Fund
First $1 billion	.24%	First $2 billion	.30%
Next $1 billion	.21%	Next $3 billion	.28%
Over $2 billion	.20%	Over $5 billion	.26%

Core Plus Bond Fund		Short Duration Core Bond Fund
First $4 billion	.28%	First $1 billion	.30%
Next $11 billion	.26%	Next $1 billion	.25%
Over $15 billion	.25%	Over $2 billion	.20%

Floating Rate Fund		Short Duration Income Fund
First $1 billion	.50%	First $1 billion	.35%
Over $1 billion	.45%	Next $1 billion	.30%
		Over $2 billion	.25%

High Yield Fund		Total Return Fund
First $1 billion	.60%	First $4 billion	.28%
Next $1 billion	.55%	Next $11 billion	.26%
Over $2 billion	.50%	Over $15 billion	.25%

Ultra Short Bond Fund	.17%

Notes to Financial Statements (unaudited)(continued)

For the six months ended May 31, 2024, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Convertible Fund	.70%
Core Fixed Income Fund	.21%
Core Plus Bond Fund	.28%
Floating Rate Fund	.46%
High Yield Fund	.54%
Income Fund	.37%
Inflation Focused Fund	.30%
Short Duration Core Bond Fund	.18%
Short Duration Income Fund	.25%
Total Return Fund	.28%
Ultra Short Bond Fund	.17%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of 0.04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following fund administration fees during the six months ended May 31, 2024:

Fund	Fund Administration Fee
Convertible Fund	$6,708
Core Fixed Income Fund	24,611
Core Plus Bond Fund	16,413
Floating Rate Fund	37,072
High Yield Fund	49,071
Income Fund	22,074
Inflation Focused Fund	44,240
Short Duration Core Bond Fund	8,684
Short Duration Income Fund	224,136
Total Return Fund	25,232
Ultra Short Bond Fund	48,406

For the period ended May 31, 2024 and continuing through March 31, 2025, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses for each class, excluding certain of the Funds’ expenses, to the following annual rates:

	Effective April 1, 2023		Prior to April 1, 2023
	Classes		Classes
Fund	A,C,F,I,R2,R3, R4 and R5	F3 and R6	A,C,F,I,R2,R3, R4 and R5	F3 and R6
Core Plus Bond Fund	.48%	.41%	.48%	.40%
Short Duration Core Bond Fund	.40%	.31%	.40%	.30%

For the six months ended May 31, 2024 and continuing through March 31, 2025, Lord Abbett has contractually agreed to waive Core Fixed Income Fund’s and Total Return Fund’s Class I shareholder servicing expenses at an annual rate of .04% of each Fund’s average daily net assets.

All contractual management fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only on approval of the Board.

Notes to Financial Statements (unaudited)(continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, A1, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class A1		Class C(1)	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	0.15%		0.25%	(4)	0.25%	–	0.25%	0.25%	0.25%	0.25%
Distribution	0.05	(3)	–		0.75%	0.10%	0.20%	0.35%	0.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The 12b-1 fees each Fund pays on Class C shares is a blended rate calculated based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of each Fund will bear 12b-1 fees at the same rate.
(2)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(3)	Distribution fees not applicable for Ultra Short Bond Fund.
(4)	Class A1 only for Ultra Short Bond Fund.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the six months ended May 31, 2024:

	Distributor Commissions	Dealers Concessions
Convertible Fund	$1,342	$18,193
Core Fixed Income Fund	50,290	663,812
Core Plus Bond Fund	32,031	429,041
Floating Rate Fund	27,213	670,343
High Yield Fund	24,951	274,179
Income Fund	90,637	1,002,890
Inflation Focused Fund	1,221	12,137
Short Duration Core Bond Fund	13,268	163,364
Short Duration Income Fund	166,455	3,561,584
Total Return Fund	53,105	507,372
Ultra Short Bond Fund	–	375

The Distributor received the following amounts of CDSCs for the six months ended May 31, 2024:

	Class A	Class C
Convertible Fund	$422	$610
Core Fixed Income Fund	45,408	4,345
Core Plus Bond Fund	34,041	1,536
Floating Rate Fund	13,662	1,265
High Yield Fund	7,640	2,520
Income Fund	11,651	2,057
Inflation Focused Fund	92	594
Short Duration Core Bond Fund	1,811	1,377
Short Duration Income Fund	164,681	50,995
Total Return Fund	3,355	2,635
Ultra Short Bond Fund	–	–

Notes to Financial Statements (unaudited)(continued)

Other Related Parties

As of May 31, 2024 the percentages of Convertible Fund’s, Core Fixed Income Fund’s, High Yield Fund’s, Income Fund’s, Inflation Focused Fund’s, Short Duration Income Fund’s and Ultra Short Bond Fund’s outstanding shares owned by each Fund that invests principally in affiliated mutual funds managed by Lord Abbett (“Fund of Funds”) were as follows:

Fund of Funds	Convertible Fund	Core Fixed Income Fund	Floating Rate Fund	High Yield Fund	Income Fund	Short Duration Income Fund	Ultra Short Bond Fund
Lord Abbett Multi-Asset Balanced Opportunity Fund	3.42%	7.86%	0.74%	3.04%	4.29%	0.07%	0.43%
Lord Abbett Multi-Asset Income Fund	–	6.97%	0.31%	1.82%	1.93%	0.09%	0.12%

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Convertible Fund	$ –	$5,571,360	$ –	$ –	$5,571,360
Core Fixed Income Fund	–	89,296,323	–	–	89,296,323
Core Plus Bond Fund	–	50,751,286	–	–	50,751,286
Floating Rate Fund	–	210,296,396	–	–	210,296,396
High Yield Fund	–	136,769,338	–	–	136,769,338
Income Fund	–	116,847,513	–	–	116,847,513
Inflation Focused Fund	–	20,524,909	–	–	20,524,909
Short Duration Core Bond Fund	–	11,701,916	–	–	11,701,916
Short Duration Income Fund	–	1,073,741,168	–	–	1,073,741,168
Total Return Fund	–	83,675,234	–	–	83,675,234
Ultra Short Bond Fund	–	242,765,272	–	–	242,765,272

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the fiscal year ended November 30, 2023 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Convertible Fund	$–	$21,348,994	$–	$–	$21,348,994
Core Fixed Income Fund	–	121,010,511	–	–	121,010,511
Core Plus Bond Fund	–	63,602,924	–	–	63,602,924
Floating Rate Fund	–	443,966,783	–	–	443,966,783
High Yield Fund	–	283,078,449	–	–	283,078,449
Income Fund	–	152,417,763	–	–	152,417,763
Inflation Focused Fund	–	76,650,210	–	–	76,650,210
Short Duration Core Bond Fund	–	17,505,543	–	–	17,505,543
Short Duration Income Fund	–	2,152,023,471	–	–	2,152,023,471
Total Return Fund	–	143,549,813	–	–	143,549,813
Ultra Short Bond Fund	–	407,121,958	–	–	407,121,958

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Convertible Fund	$(245,126,223)	$(8,175,168)	$(253,301,391)
Core Fixed Income Fund	(155,549,436)	(179,192,894)	(334,742,330)
Core Plus Bond Fund	(53,426,477)	(48,813,069)	(102,239,546)
Floating Rate Fund	(566,067,963)	(1,262,949,365)	(1,829,017,328)
High Yield Fund	(439,580,526)	(420,743,957)	(860,324,483)
Income Fund	(221,449,582)	(215,466,925)	(436,916,507)
Inflation Focused Fund	(161,174,646)	(305,967,443)	(467,142,089)
Short Duration Core Bond Fund	(8,185,551)	(8,566,339)	(16,751,890)
Short Duration Income Fund	(1,358,789,431)	(5,068,782,226)	(6,427,571,657)
Total Return Fund	(260,506,762)	(323,018,717)	(583,525,479)
Ultra Short Bond Fund	(79,534,683)	(143,944,778)	(223,479,461)

As of May 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, certain distributions, amortization of premium, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Convertible Fund	$561,268,674	$44,145,394	$(7,063,895)	$37,081,499
Core Fixed Income Fund	4,626,493,120	19,234,960	(82,545,088)	(63,310,128)
Core Plus Bond Fund	2,408,290,412	18,541,870	(28,898,099)	(10,356,229)
Floating Rate Fund	5,390,413,589	89,802,997	(63,311,068)	26,491,929
High Yield Fund	3,786,110,094	111,046,705	(142,152,159)	(31,105,454)
Income Fund	4,796,223,733	53,792,951	(136,328,435)	(82,535,484)
Inflation Focused Fund	870,539,200	24,794,216	(31,437,457)	(6,643,241)
Short Duration Core Bond Fund	480,828,882	2,336,333	(4,649,089)	(2,312,756)
Short Duration Income Fund	44,301,915,745	175,047,376	(2,230,690,735)	(2,055,643,359)
Total Return Fund	4,088,449,470	19,037,682	(135,749,827)	(116,712,145)
Ultra Short Bond Fund	10,086,387,108	37,182,737	(20,542,634)	16,640,103

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2024 were as follows:

	U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
Convertible Fund	$–	$402,837,170	$–	$426,981,977
Core Fixed Income Fund	2,541,303,134	1,442,741,566	2,274,977,073	1,083,525,297
Core Plus Bond Fund	3,069,773,499	757,473,932	2,659,944,532	474,141,236
Floating Rate Fund	–	2,490,268,284	–	2,323,712,394
High Yield Fund	–	1,567,270,949	–	1,783,613,494
Income Fund	1,813,701,634	2,205,426,443	1,665,553,616	1,357,151,209
Inflation Focused Fund	34,321,290	205,408,289	36,347,592	525,924,569
Short Duration Core Bond Fund	18,165,821	185,922,727	15,996,234	123,098,526
Short Duration Income Fund	849,644,608	14,522,927,927	1,115,957,869	15,582,398,671
Total Return Fund	5,920,124,501	1,218,601,504	5,845,545,968	1,057,115,002
Ultra Short Bond Fund	22,080,256	4,633,628,795	39,155,370	3,368,311,331

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended May 31, 2024, the Funds did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Convertible Fund entered into options on indexes during the six months ended May 31, 2024 (as described in Note 2(r)) to obtain exposure to an issuer (the Reference Entity). The Funds’ use of options involves the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and the Funds’ returns could be reduced as a result. The Funds’ risk of loss from counterparty credit risk is the notional value of the contract.

Each Fund except for Inflation Focused Fund, Short Duration Core Bond Fund and Ultra Short Bond Fund entered into forward foreign currency exchange contracts during the six months ended May 31, 2024 (as described in Note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers for collateral.

Each Fund except for Convertible Fund and Ultra Short Bond Fund entered into U.S. Treasury futures contracts during the six months ended May 31, 2024 (as described in Note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Financial Statements (unaudited)(continued)

Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund and Short Duration Income Fund entered into CPI swap contracts during the six months ended May 31, 2024 (as described in Note 2(p) to speculate the rate of inflation in the U.S. economy. The Funds’ use of CPI swap contracts involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Funds’ returns could be reduced as a result. The Funds’ risk of loss from counterparty credit risk is the unrealized appreciation on CPI swap contracts. For the centrally cleared CPI swap contracts, there is minimal counterparty credit risk to the Funds since these CPI swap contracts are traded through a central clearinghouse. As a counterparty to all centrally cleared CPI swap contracts, the clearinghouse guarantees CPI swap contracts against default.

Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into credit default swap contracts during the six months ended May 31, 2024 (as described in Note 2(q)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swap contracts involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap contract, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap contract’s notional amount is recorded as realized gain or loss on swap contract transactions in the Statements of Operations. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swap contracts, there is minimal counterparty credit risk to the Funds since these credit default swap contracts are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swap contracts, the clearinghouse guarantees credit default swap contracts against default.

Floating Rate Fund entered into total return swap contracts on indexes during the six months ended May 31, 2024 (as described in note 2(t)) to hedge credit risk. The Fund may enter into total return swap contract agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap contract. If the value of the asset underlying a total return swap contract declines over the term of the swap contract, the Fund also may be required to pay an amount equal to that decline in value to its counterparty.

Floating Rate Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund and Short Duration Income Fund entered into interest rate swap contracts during the six months ended May 31, 2024 (as described in Note (2(s)) in order to enhance returns or hedge against interest rate risk. Interest rate swap contracts are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap contract agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments would be netted.

As of May 31, 2024, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate each Fund’s use of derivative instruments:

	Convertible Fund
Asset Derivatives	Equity Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$57,514
Options Purchased(2)	$2,157,236	–
Liability Derivatives
OTC Written Options(3)	$151,544	–

Notes to Financial Statements (unaudited)(continued)

Core Fixed Income Fund
Asset Derivatives	Interest Rate Contracts
Futures Contracts(4)	$757,126
Liability Derivatives
Futures Contracts(4)	$1,189,396

	Core Plus Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Futures Contracts(4)	$159,571	–
Liability Derivatives
Forward Foreign Currency Exchange Contracts(5)	–	$3,695
Futures Contracts(4)	$1,119,423	–

		Floating Rate Fund
Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts
Centrally Cleared Interest Rate Swap Contracts(6)	–	$8,805,655	–
Forward Foreign Currency Exchange Contracts(1)	–	–	$541,999
Futures Contracts(4)	–	$416,181	–
Total Return Swap Contracts(7)	$5,019,190	–	–
Liability Derivatives
Forward Foreign Currency Exchange Contracts(5)	–	–	$224

	High Yield Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$245,844
Futures Contracts(4)	$678,653	–
Liability Derivatives
Forward Foreign Currency Exchange Contracts(5)	–	$309,972
Futures Contracts(4)	$822,315	–

			Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(6)	–	–	–	$143,973
Centrally Cleared Credit Default Swap Contracts(6)	–	–	$2,208,697	–
Centrally Cleared Interest Rate Swap Contracts(6)	$1,385,117	–	–	–
Futures Contracts(4)	$3,510,082	–	–	–
Liability Derivatives
Forward Foreign Currency Exchange Contracts(5)	–	$74,418	–	–
Futures Contracts(4)	$7,901,219	–	–	–

Notes to Financial Statements (unaudited)(continued)

		Inflation Focused Fund
Asset Derivatives	Interest Rate Contracts	Credit Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(6)	–	–	$36,206,705
Centrally Cleared Credit Default Swap Contracts(6)	–	$149,389	–
Centrally Cleared Interest Rate Swap Contracts(6)	$1,063,929	–	–
CPI Swap Contracts(8)	–	–	$30,729,320
Liability Derivatives
Centrally Cleared CPI Swap Contracts(6)	–	–	$29,720
Centrally Cleared Interest Rate Swap Contracts(6)	$1,049,674	–	–
CPI Swap Contracts(9)	–	–	$8,035,285
Futures Contracts(4)	$525,565	–	–

Short Duration Core Bond Fund
Asset Derivatives	Interest Rate Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(6)	–	$35,522
Centrally Cleared Interest Rate Swap Contracts(6)	$394,542	–
Futures Contracts(4)	$37,986	–
Liability Derivatives
Centrally Cleared Interest Rate Swap Contracts(6)	$769,395	–
Futures Contracts(4)	$22,519	–

		Short Duration Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(6)	–	–	–	$4,688,412
Centrally Cleared Credit Default Swap Contracts(6)	–	–	$4,950,564	–
Centrally Cleared Interest Rate Swap Contracts(6)	$40,174,246	–	–	–
Futures Contracts(4)	$5,156,606	–	–	–
Liability Derivatives
Centrally Cleared Interest Rate Swap Contracts(6)	71,262,323	–	–	–
Credit Default Swap Contracts(10)	–	–	$3,295,271	–
Forward Foreign Currency Exchange Contracts(5)	–	$125,357	–	–
Futures Contracts(4)	$1,855,018	–	–	–

Notes to Financial Statements (unaudited)(continued)

	Total Return Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Futures Contracts(4)	$170,615	–
Liability Derivatives
Forward Foreign Currency Exchange Contracts(5)	–	$111,986
Futures Contracts(4)	$2,466,401	–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Included in Investments in securities.
(3)	Statements of Assets and Liabilities location: Options written outstanding, at value.
(4)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(5)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(6)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(7)	Statements of Assets and Liabilities location: Total return swap contracts, at fair value.
(8)	Statements of Assets and Liabilities location: Unrealized appreciation on CPI swap contracts.
(9)	Statements of Assets and Liabilities location: Unrealized depreciation on CPI swap contracts.
(10)	Statements of Assets and Liabilities location: Credit default swap contract agreements payable, at fair value.

Transactions in derivative investments for the six months ended May 31, 2024 were as follows:

	Convertible Fund
	Equity Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$(153,143)
Purchased Options(2)	$2,736,375	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(3)	–	$224,514
Purchased Options(4)	$(1,664,083)	–
OTC Written Options(5)	236,019	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(6)	–	$22,430,619
Purchased Options(6)	$112,428	–
OTC Written Options(6)	$(25,057)	–

	Core Fixed Income Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$79,420
Futures Contracts(7)	$(9,827,814)	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(3)	–	$(79,420)
Futures Contracts(8)	$(965,221)	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(6)	–	$1,615,427
Futures Contracts(9)	4,802	–

Notes to Financial Statements (unaudited)(continued)

		Core Plus Bond Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(10)	$159,340	–	–
Credit Default Swap Contracts(10)	–	–	$1,533
Forward Foreign Currency Exchange Contracts(1)	–	$24,996	–
Futures Contracts(7)	$(5,406,124)	–	–
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(11)	$(111,708)	–	–
Forward Foreign Currency Exchange Contracts(3)	–	$(21,053)	–
Futures Contracts(8)	$(1,643,064)	–	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(6)	$21,721,143	–	–
Credit Default Swap Contracts(6)	–	–	$2,596,911
Forward Foreign Currency Exchange Contracts(6)	–	$990,584	–
Futures Contracts(9)	2,656	–	–

			Floating Rate Fund
	Equity Contracts	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(10)	$–	–	$–	$320,045
CPI/Interest Rate Swap Contracts(10)	–	$2,634,975	–	–
Forward Foreign Currency Exchange Contracts(1)	–	–	(629,147)	–
Futures Contracts(7)	–	1,707,704	–	–
Total Return Swap Contracts(10)	$6,740,968	–	(629,147)	–
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(11)	–	882,867	–	–
Forward Foreign Currency Exchange Contracts(3)	–	–	1,297,788	–
Futures Contracts(8)	$–	$416,181	–	–
Total Return Swap Contracts(11)	$1,795,855	–	–	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(6)	–	244,839,286	–	–
Credit Default Swap Contracts(6)	–	–	–	$13,775,574
Total Return Swap Contracts(6)	1,237,137	–	–	–
Forward Foreign Currency Exchange Contracts(6)	–	–	$171,272,988	–
Futures Contracts(9)	–	572	–	–

Notes to Financial Statements (unaudited)(continued)

	High Yield Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$127,179
Futures Contracts(7)	$(5,382,227)	–
Net Change in Unrealized Appreciation/ Depreciation
Forward Foreign Currency Exchange Contracts(3)	–	$(181,510)
Futures Contracts(8)	$(1,901,458)	–
Average Number of Contracts/Notional Amounts
Forward Foreign Currency Exchange Contracts(6)	–	$177,837,164
Futures Contracts(9)	7,834	–

		Income Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(10)	$(127,939)	–	–
Credit Default Swap Contracts(10)	–	–	$838,396
Forward Foreign Currency Exchange Contracts(1)	–	$39,106	–
Futures Contracts(7)	(3,532,622)	–	–
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(11)	$1,491,086	–	–
Credit Default Swap Contracts(11)	–	–	$947,847
Forward Foreign Currency Exchange Contracts(3)	–	$40,387	–
Futures Contracts(8)	$(5,790,771)	–	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(6)	$66,113,714	–	–
Credit Default Swap Contracts(6)	–	–	$32,175,000
Forward Foreign Currency Exchange Contracts(6)	–	$10,366,331	–
Futures Contracts(9)	15,140	–	–

Notes to Financial Statements (unaudited)(continued)

	Inflation Focused Fund
	Inflation Linked/ Interest Rate Contracts	Credit Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(10)	$23,202,023	–
Credit Default Swap Contracts(10)	–	$27,523
Futures Contracts(7)	$(271,770)	–
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(11)	$(12,916,182)	–
Credit Default Swap Contracts(11)	–	$45,650
Futures Contracts(8)	$(2,851,042)	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(6)	$1,287,389,845	–
Credit Default Swap Contracts(6)	–	$6,540,000
Futures Contracts(9)	2,788	–

Short Duration Core Bond Fund
Inflation Linked/ Interest Rate Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(10)	$(68,207)
Futures Contracts(7)	(139,937)
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(11)	$(323,274)
Futures Contracts(8)	$(482,122)
Average Number of Contracts/Notional Amounts
CPI/Interest Rate Swap Contracts(6)	$89,202,692
Futures Contracts(9)	744

		Short Duration Income Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(10)	$13,535,991	–	–
Credit Default Swap Contracts(10)	–	–	$(774,368)
Forward Foreign Currency Exchange Contracts(1)	–	$(27,745)	–
Futures Contracts(7)	$16,699,625	–	–
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(11)	$(27,194,305)	–	–
Credit Default Swap Contracts(11)	–	–	$6,568,930
Forward Foreign Currency Exchange Contracts(3)	–	$147,414	–
Futures Contracts(8)	$(49,973,501)	–	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(6)	$8,751,670,766	–	–
Credit Default Swap Contracts(6)	–	–	$297,867,140
Forward Foreign Currency Exchange Contracts(6)	–	$21,530,388	–
Futures Contracts(9)	68,899	–	–

Notes to Financial Statements (unaudited)(continued)

		Total Return Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(10)	$–	–	$485,786
Forward Foreign Currency Exchange Contracts(1)	–	$175,578	–
Futures Contracts(7)	$(13,525,725)	–	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(3)	–	$(55,950)	–
Futures Contracts(8)	$(2,350,255)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(6)	–	–	$4,592,610
Forward Foreign Currency Exchange Contracts(6)	–	$17,992,700	–
Futures Contracts(9)	5,842	–	–

Ultra Short Bond Fund
Inflation Linked/ Interest Rate Contracts
Net Realized Gain (Loss)
Futures Contracts(7)	$2,218,964
Net Change in Unrealized Appreciation/Depreciation
Futures Contracts(8)	$(1,302,740)
Average Number of Contracts/Notional Amounts*
Futures Contracts(9)	266

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended May 31, 2024.
(1)	Statements of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(2)	Statements of Operations location: Net realized gain (loss) on investments includes options purchased.
(3)	Statements of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on investments includes options purchased.
(5)	Statements of Operations location: Net change in unrealized appreciation/depreciation on OTC written options.
(6)	Amount represents notional amounts in U.S. dollars.
(7)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(8)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(9)	Amount represents number of contracts.
(10)	Statements of Operations location: Net realized gain (loss) on swap contracts.
(11)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and the counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in

Notes to Financial Statements (unaudited)(continued)

an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

			Convertible Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
OTC Options Purchased	$ 2,157,236	$ –	$ 2,157,236
Repurchase Agreements	9,080,524	–	9,080,524
Total	$11,237,760	$ –	$11,237,760

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$ 9,080,524	$ –	$ –	$(9,080,524)	$ –
Goldman Sachs	357,809	–	–	–	357,809
UBS AG	1,799,427	(151,544)	–	–	1,647,883
Total	$11,237,760	$(151,544)	$ –	$(9,080,524)	$2,005,692

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
OTC Options Written	$151,544	$ –	$151,544
Total	$151,544	$ –	$151,544

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
UBS AG	$151,544	$(151,544)	$ –	$ –	$ –
Total	$151,544	$(151,544)	$ –	$ –	$ –

			Core Fixed Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$28,842,714	$ –	$28,842,714
Total	$28,842,714	$ –	$28,842,714

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$28,842,714	$ –	$ –	$(28,842,714)	$ –
Total	$28,842,714	$ –	$ –	$(28,842,714)	$ –

			Core Plus Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$35,368,233	$ –	$35,368,233
Total	$35,368,233	$ –	$35,368,233

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$16,368,233	$ –	$ –	$(16,368,233)	$ –
JPMorgan Securities LLC	19,000,000	–	–	(19,000,000)	–
Total	$35,368,233	$ –	$ –	$(35,368,233)	$ –

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$3,695	$ –	$3,695
Total	$3,695	$ –	$3,695

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Toronto Dominion Bank	$3,695	$ –	$ –	$ –	$3,695
Total	$3,695	$ –	$ –	$ –	$3,695

Notes to Financial Statements (unaudited)(continued)

			Floating Rate Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$ 541,999	$ –	$ 541,999
Total Return Swap Contracts	5,019,190	–	5,019,190
Repurchase Agreements	597,222,117	–	597,222,117
Total	$602,783,306	$ –	$602,783,306

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$ 12,493	$ –	$ –	$ –	$ 12,493
Barclays Bank PLC	102,148,340	–	–	(101,000,000)	1,148,340
Morgan Stanley	4,395,717	–	(2,580,000)	–	1,815,717
Toronto Dominion Bank	4,639	(224)	(4,415)	–	–
Fixed Income Clearing Corp.	55,222,117	–	–	(55,222,117)	–
JPMorgan Securities LLC	441,000,000	–	–	(441,000,000)	–
Total	$602,783,306	$(224)	$(2,584,415)	$(597,222,117)	$2,976,550

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$224	$ –	$224
Total	$224	$ –	$224

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Toronto Dominion Bank	$224	$(224)	$ –	$ –	$ –
Total	$224	$(224)	$ –	$ –	$ –

High Yield Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$ 245,844	$ –	$ 245,844
Repurchase Agreements	33,888,872	–	33,888,872
Total	$ 34,134,716	$ –	$ 34,134,716

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
J.P. Morgan	$ 13,633	$ –	$ –	$ –	$13,633
Morgan Stanley	223,943	(10,871)	(213,072)	–	–
State Street Bank and Trust	8,268	(8,268)	–	–	–
Fixed Income Clearing Corp.	17,888,872	–	–	(17,888,872)	–
JPMorgan Securities LLC	16,000,000	–	–	(16,000,000)	–
Total	$34,134,716	$(19,139)	$(213,072)	$(33,888,872)	$13,633

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$309,972	$ –	$309,972
Total	$309,972	$ –	$309,972

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Morgan Stanley	$ 10,871	$(10,871)	$ –	$ –	$ –
State Street Bank and Trust	269,548	(8,268)	(260,000)	–	1,280
Toronto Dominion Bank	29,553	–	–	–	29,553
Total	$309,972	$(19,139)	$(260,000)	$ –	$30,833

			Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$25,833,224	$ –	$25,833,224
Total	$25,833,224	$ –	$25,833,224

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$25,833,224	$ –	$ –	$(25,833,224)	$ –
Total	$25,833,224	$ –	$ –	$(25,833,224)	$ –

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$74,418	$ –	$74,418
Total	$74,418	$ –	$74,418

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Toronto Dominion Bank	$74,418	$ –	$ –	$ –	$74,418
Total	$74,418	$ –	$ –	$ –	$74,418

			Inflation Focused Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Consumer Price Index (“CPI”) Swaps	$30,729,320	$ –	$30,729,320
Repurchase Agreements	23,576,820	–	23,576,820
Total	$54,306,140	$ –	$54,306,140

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$12,207,777	$(3,300,416)	$ (1,890,000)	$ (7,017,361)	$ –
Barclays Bank plc	15,356,337	–	(15,145,000)	–	211,337
Deutsche Bank AG	858,913	(858,913)	–	–	–
Goldman Sachs	2,306,293	(2,306,293)	–	–	–
Fixed Income Clearing Corp.	23,576,820	–	–	(23,576,820)	–
Total	$54,306,140	$(6,465,622)	$(17,035,000)	$(30,594,181)	$211,337

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Consumer Price Index (“CPI”) Swaps	$8,035,285	$ –	$8,035,285
Total	$8,035,285	$ –	$8,035,285

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$3,300,416	$(3,300,416)	$ –	$ –	$ –
Credit Suisse	482,471	–	(482,471)	–	–
Deutsche Bank AG	1,461,307	(858,913)	(602,394)	–	–
Goldman Sachs	2,791,091	(2,306,293)	(484,798)	–	–
Total	$8,035,285	$(6,465,622)	$(1,569,663)	$ –	$ –

Notes to Financial Statements (unaudited)(continued)

		Short Duration Core Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$6,696,840	$ –	$6,696,840
Total	$6,696,840	$ –	$6,696,840

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$6,696,840	$ –	$ –	$(6,696,840)	$ –
Total	$6,696,840	$ –	$ –	$(6,696,840)	$ –

Net Amounts of Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities

		Short Duration Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$353,128,134	$ –	$353,128,134
Total	$353,128,134	$ –	$353,128,134

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$353,128,134	$ –	$ –	$(353,128,134)	$ –
Total	$353,128,134	$ –	$ –	$(353,128,134)	$ –

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$3,295,271	$ –	$3,295,271
Forward Foreign Currency Exchange Contracts	125,357	–	125,357
Total	$3,420,628	$ –	$3,420,628

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Citibank	$2,833,285	$ –	$(2,833,285)	$ –	$ –
Morgan Stanley	461,986	–	(461,986)	–	–
Toronto Dominion Bank	125,357	–	–	–	125,357
Total	$3,420,628	$ –	$(3,295,271)	$ –	$125,357

Notes to Financial Statements (unaudited)(continued)

			Total Return Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$22,712,874	$ –	$22,712,874
Total	$22,712,874	$ –	$22,712,874

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$22,712,874	$ –	$ –	$(22,712,874)	$ –
Total	$22,712,874	$ –	$ –	$(22,712,874)	$ –

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$111,986	$ –	$111,986
Total	$111,986	$ –	$111,986

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Toronto Dominion Bank	$111,986	$ –	$ –	$ –	$111,986
Total	$111,986	$ –	$ –	$ –	$111,986

			Ultra Short Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$30,629,614	$ –	$30,629,614
Total	$30,629,614	$ –	$30,629,614

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$30,629,614	$ –	$ –	$(30,629,614)	$ –
Total	$30,629,614	$ –	$ –	$(30,629,614)	$ –

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of May 31, 2024.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of May 31, 2024.

Notes to Financial Statements (unaudited)(continued)

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statements of Operations and in Directors’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	LINE OF CREDIT

For the period ended May 31, 2024, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended May 31, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended May 31, 2024, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended May 31, 2024, the following Funds participated as a lender in the Interfund Lending Program. For the period which the loan was outstanding, the average amount loaned, average interest rate and interest income were as follows:

Fund	Average Amount Loaned	Average Interest Rate	Interest Income
Floating Rate Loan	$57,640,571	4.57%	$7,209
Income Fund	11,282,483	4.57%	$4,233
Short Duration Income	15,456,525	4.57%	$1,928

Notes to Financial Statements (unaudited)(continued)

For the period ended May 31, 2024, the following Fund participated as a borrower in the Interfund Lending Program. For the period which the loan was outstanding, the average amount borrowed, average interest rate and interest expense were as follows:

Fund	Average Amount Borrowed	Average Interest Rate	Interest Expense
High Yield Fund	$15,755,749	4.57%	$3,930

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Funds, except for Inflation Focused Fund, have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of May 31, 2024, the market value of securities loaned and the collateral received for the Funds were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
Convertible Fund	$8,197,691	$8,395,389
High Yield Fund	104,899,151	108,631,062

(1)	Statements of Assets and Liabilities location: Collateral due to broker for securities lending.

13.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities and to the changing prospects of individual companies and/or sectors in which the Funds invest. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline, when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make

Notes to Financial Statements (unaudited)(continued)

timely payments of principal and/or interest to a Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high-yield bonds may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default may result in losses to each Fund. High-yield bonds are subject to greater price fluctuations and increase liquidity risk as well as additional risks.

Certain instruments in which the Funds may invest have historically relied upon LIBOR. As of June 30, 2023, the administrator of LIBOR ceased publication of U.S. dollar LIBOR settings. The LIBOR transition could have adverse impacts on newly issued financial instruments and existing financial instruments which referenced LIBOR and lead to significant short-term and long-term uncertainty and market instability.

Because the Ultra Short Bond Fund invests a significant portion of its assets in securities issued by companies in the financial services industry, developments affecting this industry may have a disproportionate impact on the Fund. Interest rate risk, credit risk and the risk of regulatory changes in the financial services industry, among other risks, may have negative effect on companies in the financial services industry.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies and/or sectors in which the Fund invests.

Convertible Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund are subject to the general risks and considerations associated with investing in convertible securities which have both equity and fixed income risk characteristics including market, credit, liquidity and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund’s investment exposure to foreign (which may include emerging markets) companies presents increased market, liquidity, currency, political, information and other risks. The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful may depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Notes to Financial Statements (unaudited)(continued)

Each Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other in addition to the risks associated with investing in derivatives discussed above. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

The Funds are subject to the risks of investing in credit default swap contracts. The risks associated with the Funds’ investment in credit default swap contracts are greater than if the Funds invested directly in the reference obligation because they are subject to liquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels in addition to the risks associated with investing in derivatives discussed above.

Each Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

The Funds are subject to the risks of investing in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

Each Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

Convertible Fund, Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund, Short Duration Income Fund and Total Return Fund are subject to the risks of investing in asset backed securities and mortgage related securities, including those of such Government sponsored enterprises as Fannie Mae and Freddie Mac. In addition, these Funds may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Notes to Financial Statements (unaudited)(continued)

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing their investment strategies and achieving their investment objectives.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system. Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Funds or issuers in which the Funds invest. In addition, issuers in which the Funds invest and the Funds may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in the Fund.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Convertible Fund	Six Months Ended May 31, 2024 (unaudited	)	Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	367,954	$4,704,585	1,455,610	$17,830,009
Reinvestment of distributions	98,106	1,266,960	384,994	4,686,764
Shares reacquired	(1,563,377)	(20,044,449)	(6,554,770)	(79,988,472)
Decrease	(1,097,317)	$(14,072,904)	(4,714,166)	$(57,471,699)

Class C Shares
Shares sold	38,977	$499,137	206,995	$2,516,869
Reinvestment of distributions	12,263	156,097	57,402	691,393
Shares reacquired	(491,227)	(6,240,641)	(1,200,108)	(14,492,443)
Decrease	(439,987)	$(5,585,407)	(935,711)	$(11,284,181)

Class F Shares
Shares sold	46,111	$594,917	754,412	$9,313,351
Reinvestment of distributions	13,312	172,078	193,628	2,354,216
Shares reacquired	(588,474)	(7,444,782)	(9,989,418)	(123,255,568)
Decrease	(529,051)	$(6,677,787)	(9,041,378)	$(111,588,001)

Notes to Financial Statements (unaudited)(continued)

Convertible Fund	Six Months Ended May 31, 2024 (unaudited	)	Year Ended November 30, 2023
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	32,381	$422,416	126,063	$1,566,651
Reinvestment of distributions	10,265	134,440	41,181	507,835
Shares reacquired	(303,185)	(3,962,359)	(569,143)	(7,035,973)
Decrease	(260,539)	$(3,405,503)	(401,899)	$(4,961,487)

Class I Shares
Shares sold	5,090,096	$66,685,317	17,062,049	$212,511,496
Reinvestment of distributions	238,467	3,111,594	847,708	10,414,537
Shares reacquired	(6,043,249)	(78,228,126)	(28,019,326)	(347,045,740)
Decrease	(714,686)	$(8,431,215)	(10,109,569)	$(124,119,707)

Class P Shares
Shares sold	342	$4,493	369	$4,595
Reinvestment of distributions	24	323	67	836
Shares reacquired	–	–	(132)	(1,666)
Increase	366	$4,816	304	$3,765

Class R2 Shares
Shares sold	884	$11,555	301	$3,811
Reinvestment of distributions	44	582	134	1,678
Shares reacquired	(14)	(189)	(307)	(3,852)
Increase	914	$11,948	128	$1,637

Class R3 Shares
Shares sold	63,946	$817,452	152,543	$1,861,185
Reinvestment of distributions	11,094	142,165	38,291	462,937
Shares reacquired	(122,518)	(1,563,069)	(358,448)	(4,340,000)
Decrease	(47,478)	$(603,452)	(167,614)	$(2,015,878)

Class R4 Shares
Shares sold	4,037	$51,813	9,031	$110,379
Reinvestment of distributions	305	3,911	1,127	13,721
Shares reacquired	(24,074)	(305,689)	(16,973)	(207,700)
Decrease	(19,732)	$(249,965)	(6,815)	$(83,600)

Class R5 Shares
Shares sold	20,506	$263,837	27,343	$335,404
Reinvestment of distributions	1,316	17,175	3,649	44,834
Shares reacquired	(5,423)	(70,038)	(29,352)	(360,779)
Increase	16,399	$210,974	1,640	$19,459

Class R6 Shares
Shares sold	10,459	$136,731	54,595	$677,254
Reinvestment of distributions	1,148	15,042	22,967	282,571
Shares reacquired	(51,278)	(666,605)	(1,036,845)	(12,929,504)
Decrease	(39,671)	$(514,832)	(959,283)	$(11,969,679)

Notes to Financial Statements (unaudited)(continued)

Core Fixed Income Fund	Six Months Ended May 31, 2024 (unaudited	)	Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	12,443,655	$114,735,161	29,028,222	$268,603,158
Reinvestment of distributions	1,601,502	14,722,565	2,564,993	23,590,262
Shares reacquired	(13,831,635)	(127,091,456)	(14,595,790)	(134,489,064)
Increase	213,522	$2,366,270	16,997,425	$157,704,356

Class C Shares
Shares sold	1,390,262	$12,777,511	1,974,746	$18,151,839
Reinvestment of distributions	75,303	688,408	95,847	877,041
Shares reacquired	(503,050)	(4,586,596)	(1,092,365)	(10,002,614)
Increase	962,515	$8,879,323	978,228	$9,026,266

Class F Shares
Shares sold	1,268,613	$11,655,143	9,780,762	$91,270,776
Reinvestment of distributions	160,260	1,472,834	336,403	3,111,558
Shares reacquired	(1,257,841)	(11,475,951)	(12,261,899)	(114,102,697)
Increase (decrease)	171,032	$1,652,026	(2,144,734)	$(19,720,363)

Class F3 Shares
Shares sold	16,742,008	$153,884,259	31,656,156	$291,552,185
Reinvestment of distributions	1,639,215	15,058,487	2,275,324	20,903,233
Shares reacquired	(8,113,209)	(74,359,214)	(11,011,350)	(101,109,621)
Increase	10,268,014	$94,583,532	22,920,130	$211,345,797

Class I Shares
Shares sold	90,023,296	$828,679,361	164,948,227	$1,520,697,128
Reinvestment of distributions	6,068,057	55,706,769	7,586,348	69,637,200
Shares reacquired	(49,632,312)	(454,607,817)	(80,038,116)	(742,220,715)
Increase	46,459,041	$429,778,313	92,496,459	$848,113,613

Class R2 Shares
Shares sold	28,509	$263,306	13,601	$126,159
Reinvestment of distributions	1,286	11,801	1,552	14,288
Shares reacquired	(621)	(5,762)	(12,263)	(113,772)
Increase	29,174	$269,345	2,890	$26,675

Class R3 Shares
Shares sold	86,547	$791,161	62,827	$583,673
Reinvestment of distributions	10,376	95,470	24,389	224,999
Shares reacquired	(146,423)	(1,347,974)	(201,058)	(1,834,802)
Decrease	(49,500)	$(461,343)	(113,842)	$(1,026,130)

Class R4 Shares
Shares sold	315,073	$2,877,075	293,900	$2,717,614
Reinvestment of distributions	20,321	186,637	33,188	305,511
Shares reacquired	(108,823)	(1,000,118)	(222,571)	(2,039,779)
Increase	226,571	$2,063,594	104,517	$983,346

Notes to Financial Statements (unaudited)(continued)

Core Fixed Income Fund	Six Months Ended May 31, 2024 (unaudited	)	Year Ended November 30, 2023
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	217,198	$2,003,167	293,374	$2,713,143
Reinvestment of distributions	12,856	118,028	13,678	125,255
Shares reacquired	(32,849)	(304,038)	(83,309)	(762,600)
Increase	197,205	$1,817,157	223,743	$2,075,798

Class R6 Shares
Shares sold	383,575	$3,529,190	1,062,070	$9,841,751
Reinvestment of distributions	112,328	1,032,119	194,255	1,786,721
Shares reacquired	(549,220)	(5,026,311)	(463,328)	(4,230,995)
Increase (decrease)	(53,317)	$(465,002)	792,997	$7,397,477

Core Plus Bond Fund	Six Months Ended May 31, 2024 (unaudited	)	Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,588,694	$71,407,059	6,904,413	$88,108,229
Reinvestment of distributions	356,584	4,548,687	492,348	6,239,909
Shares reacquired	(3,310,491)	(42,244,484)	(2,943,051)	(37,408,948)
Increase	2,634,787	$33,711,262	4,453,710	$56,939,190

Class C Shares
Shares sold	644,028	$8,224,631	1,001,719	$12,821,323
Reinvestment of distributions	34,775	443,589	38,802	491,093
Shares reacquired	(213,890)	(2,726,713)	(284,792)	(3,628,491)
Increase	464,913	$5,941,507	755,729	$9,683,925

Class F Shares
Shares sold	460,914	$5,891,269	3,674,327	$47,585,616
Reinvestment of distributions	45,687	582,722	237,014	3,036,198
Shares reacquired	(580,959)	(7,368,710)	(10,980,151)	(140,874,948)
Decrease	(74,358)	$(894,719)	(7,068,810)	$(90,253,134)

Class F3 Shares
Shares sold	3,262,658	$41,597,213	7,010,118	$89,647,220
Reinvestment of distributions	286,682	3,656,244	364,757	4,614,135
Shares reacquired	(1,229,940)	(15,678,485)	(1,852,310)	(23,354,216)
Increase	2,319,400	$29,574,972	5,522,565	$70,907,139

Class I Shares
Shares sold	59,786,584	$762,798,411	100,679,514	$1,286,749,704
Reinvestment of distributions	3,234,142	41,191,687	3,864,142	48,827,935
Shares reacquired	(20,859,198)	(265,456,641)	(44,756,359)	(562,046,611)
Increase	42,161,528	$538,533,457	59,787,297	$773,531,028

Class R3 Shares
Shares sold	7,255	$92,481	9,156	$117,536
Reinvestment of distributions	521	6,638	778	9,867
Shares reacquired	(1,508)	(19,124)	(4,175)	(53,711)
Increase	6,268	$79,995	5,759	$73,692

Notes to Financial Statements (unaudited)(continued)

Core Plus Bond Fund	Six Months Ended May 31, 2024 (unaudited	)	Year Ended November 30, 2023
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	8,843	$113,902	22,034	$270,521
Reinvestment of distributions	1,196	15,255	1,193	15,138
Shares reacquired	(3,118)	(39,836)	(6,865)	(88,617)
Increase	6,921	$89,321	16,362	$197,042

Class R5 Shares
Shares sold	2,053	$25,833	382	$4,736
Reinvestment of distributions	29	366	6	77
Shares reacquired	(64)	(803)	(20)	(255)
Increase	2,018	$25,396	368	$4,558

Class R6 Shares
Shares sold	374,926	$4,841,372	88,444	$1,135,711
Reinvestment of distributions	16,504	210,283	15,719	199,281
Shares reacquired	(61,823)	(783,296)	(32,813)	(419,750)
Increase	329,607	$4,268,359	71,350	$915,242

Floating Rate Fund	Six Months Ended May 31, 2024 (unaudited	)	Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	20,633,591	$168,343,264	37,443,606	$299,433,398
Reinvestment of distributions	7,167,413	58,519,018	14,913,361	119,173,214
Shares reacquired	(31,698,480)	(258,453,044)	(93,165,591)	(741,213,636)
Decrease	(3,897,476)	$(31,590,762)	(40,808,624)	$(322,607,024)

Class C Shares
Shares sold	2,456,721	$20,052,169	4,404,073	$35,206,734
Reinvestment of distributions	1,393,650	11,384,876	3,234,885	25,863,831
Shares reacquired	(7,939,879)	(64,786,968)	(22,439,500)	(178,938,376)
Decrease	(4,089,508)	$(33,349,923)	(14,800,542)	$(117,867,811)

Class F Shares
Shares sold	3,567,273	$29,104,312	9,029,517	$71,947,866
Reinvestment of distributions	1,159,663	9,456,206	4,173,680	33,241,578
Shares reacquired	(7,145,460)	(58,240,933)	(94,058,294)	(749,201,457)
Decrease	(2,418,524)	$(19,680,415)	(80,855,097)	$(644,012,013)

Class F3 Shares
Shares sold	1,366,230	$11,163,094	2,873,067	$23,007,527
Reinvestment of distributions	457,492	3,739,601	1,316,997	10,529,296
Shares reacquired	(2,524,789)	(20,608,246)	(15,596,932)	(124,433,965)
Decrease	(701,067)	$(5,705,551)	(11,406,868)	$(90,897,142)

Class I Shares
Shares sold	70,360,265	$574,571,733	153,206,360	$1,225,963,264
Reinvestment of distributions	11,890,121	97,124,353	23,501,713	187,987,585
Shares reacquired	(61,547,667)	(501,949,067)	(231,632,220)	(1,845,788,729)
Increase (decrease)	20,702,719	$169,747,019	(54,924,147)	$(431,837,880)

Notes to Financial Statements (unaudited)(continued)

Floating Rate Fund	Six Months Ended May 31, 2024 (unaudited	)	Year Ended November 30, 2023
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	6,542	$53,242	28,473	$226,927
Reinvestment of distributions	3,802	31,057	8,976	71,756
Shares reacquired	(9,718)	(79,272)	(80,965)	(646,647)
Increase (decrease)	626	$5,027	(43,516)	$(347,964)

Class R3 Shares
Shares sold	1,506,167	$12,297,810	2,820,420	$22,563,832
Reinvestment of distributions	446,574	3,646,177	784,217	6,273,719
Shares reacquired	(1,349,040)	(11,012,367)	(2,584,945)	(20,653,280)
Increase	603,701	$4,931,620	1,019,692	$8,184,271

Class R4 Shares
Shares sold	7,730	$63,074	48,130	$386,122
Reinvestment of distributions	6,441	52,577	14,260	113,980
Shares reacquired	(51,403)	(419,559)	(93,878)	(752,608)
Decrease	(37,232)	$(303,908)	(31,488)	$(252,506)

Class R5 Shares
Shares sold	44,811	$366,126	163,947	$1,305,175
Reinvestment of distributions	10,380	84,856	26,172	209,583
Shares reacquired	(49,469)	(403,533)	(210,918)	(1,689,449)
Increase (decrease)	5,722	$47,449	(20,799)	$(174,691)

Class R6 Shares
Shares sold	1,044,388	$8,515,383	1,253,396	$10,007,732
Reinvestment of distributions	217,235	1,775,247	520,854	4,160,125
Shares reacquired	(642,745)	(5,237,234)	(5,981,115)	(47,441,907)
Increase (decrease)	618,878	$5,053,396	(4,206,865)	$(33,274,050)

High Yield Fund	Six Months Ended May 31, 2024 (unaudited	)	Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,887,860	$68,312,793	22,330,389	$137,108,233
Reinvestment of distributions	3,614,022	22,727,560	7,198,051	44,081,988
Shares reacquired	(19,658,715)	(123,316,721)	(42,871,726)	(262,883,932)
Decrease	(5,156,833)	$(32,276,368)	(13,343,286)	$(81,693,711)

Class C Shares
Shares sold	1,514,549	$9,459,471	2,549,610	$15,626,088
Reinvestment of distributions	624,591	3,907,076	1,360,873	8,294,021
Shares reacquired	(4,555,066)	(28,426,123)	(9,867,699)	(60,174,942)
Decrease	(2,415,926)	$(15,059,576)	(5,957,216)	$(36,254,833)

Class F Shares
Shares sold	827,607	$5,192,951	7,363,876	$45,326,787
Reinvestment of distributions	611,292	3,839,430	2,574,316	15,789,558
Shares reacquired	(9,918,339)	(61,821,660)	(61,842,480)	(380,932,445)
Decrease	(8,479,440)	$(52,789,279)	(51,904,288)	$(319,816,100)

Notes to Financial Statements (unaudited)(continued)

High Yield Fund	Six Months Ended May 31, 2024 (unaudited	)	Year Ended November 30, 2023
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	6,785,704	$42,805,954	22,367,939	$138,058,554
Reinvestment of distributions	2,609,042	16,485,111	6,243,790	38,405,610
Shares reacquired	(8,761,913)	(55,229,639)	(46,891,113)	(285,848,168)
Increase (decrease)	632,833	$4,061,426	(18,279,384)	$(109,384,004)

Class I Shares
Shares sold	38,416,269	$242,215,234	134,384,181	$830,548,330
Reinvestment of distributions	8,571,573	54,163,224	16,732,444	102,946,436
Shares reacquired	(60,499,268)	(381,294,935)	(171,041,287)	(1,051,383,059)
Decrease	(13,511,426)	$(84,916,477)	(19,924,662)	$(117,888,293)

Class R2 Shares
Shares sold	109,723	$692,859	217,485	$1,336,805
Reinvestment of distributions	26,164	165,498	46,329	285,260
Shares reacquired	(167,846)	(1,060,589)	(169,678)	(1,043,428)
Increase (decrease)	(31,959)	$(202,232)	94,136	$578,637

Class R3 Shares
Shares sold	1,333,678	$8,440,688	1,718,169	$10,561,180
Reinvestment of distributions	456,893	2,889,603	842,510	5,189,537
Shares reacquired	(2,136,932)	(13,484,542)	(2,977,052)	(18,348,423)
Decrease	(346,361)	$(2,154,251)	(416,373)	$(2,597,706)

Class R4 Shares
Shares sold	1,261,414	$7,917,481	2,682,924	$16,430,465
Reinvestment of distributions	221,053	1,390,164	505,643	3,098,164
Shares reacquired	(2,011,775)	(12,615,885)	(5,531,057)	(33,936,595)
Decrease	(529,308)	$(3,308,240)	(2,342,490)	$(14,407,966)

Class R5 Shares
Shares sold	1,885,995	$11,899,873	5,381,400	$33,076,370
Reinvestment of distributions	1,035,577	6,536,972	2,130,972	13,102,960
Shares reacquired	(4,690,296)	(29,543,425)	(11,841,438)	(73,219,080)
Decrease	(1,768,724)	$(11,106,580)	(4,329,066)	$(27,039,750)

Class R6 Shares
Shares sold	10,261,457	$64,719,174	20,430,715	$126,037,584
Reinvestment of distributions	2,402,121	15,179,917	5,345,457	32,908,930
Shares reacquired	(25,534,986)	(161,348,995)	(43,484,934)	(267,856,142)
Decrease	(12,871,408)	$(81,449,904)	(17,708,762)	$(108,909,628)

Notes to Financial Statements (unaudited)(continued)

Income Fund	Six Months Ended May 31, 2024 (unaudited	)	Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	77,904,143	$188,715,130	102,471,861	$244,728,406
Reinvestment of distributions	11,335,121	27,455,828	18,950,949	45,205,975
Shares reacquired	(46,908,428)	(113,380,084)	(100,081,285)	(238,833,269)
Shares issued in reorganization (See Note 15)	1,393,258	3,385,617	–	–
Increase	43,724,094	$106,176,491	21,341,525	$51,101,112

Class C Shares
Shares sold	3,517,580	$8,566,657	5,867,945	$14,082,286
Reinvestment of distributions	410,473	998,492	747,415	1,790,816
Shares reacquired	(3,830,328)	(9,298,739)	(7,734,562)	(18,560,396)
Shares issued in reorganization (See Note 15)	156,291	381,351	–	–
Increase (decrease)	254,016	$647,761	(1,119,202)	$(2,687,294)

Class F Shares
Shares sold	1,756,941	$4,234,739	22,333,893	$53,859,837
Reinvestment of distributions	516,062	1,249,098	1,482,960	3,546,399
Shares reacquired	(12,843,580)	(30,944,110)	(46,968,017)	(113,792,681)
Shares issued in reorganization (See Note 15)	592,363	1,439,443	–	–
Decrease	(9,978,214)	$(24,020,830)	(23,151,164)	$(56,386,445)

Class F3 Shares
Shares sold	146,236,242	$353,545,163	229,746,974	$549,328,515
Reinvestment of distributions	15,646,527	37,888,944	22,181,778	52,838,250
Shares reacquired	(61,444,772)	(148,386,560)	(105,206,588)	(250,906,875)
Shares issued in reorganization (See Note 15)	568,868	1,382,348	–	–
Increase	101,006,865	$244,429,895	146,722,164	$351,259,890

Class I Shares
Shares sold	295,932,400	$716,542,383	442,042,500	$1,054,160,552
Reinvestment of distributions	16,679,009	40,407,630	15,709,977	37,360,548
Shares reacquired	(115,249,347)	(278,581,847)	(120,356,514)	(284,875,929)
Shares issued in reorganization (See Note 15)	379,309	925,514	–	–
Increase	197,741,371	$479,293,680	337,395,963	$806,645,171

Class R2 Shares
Shares sold	6,446	$15,712	45,534	$108,992
Reinvestment of distributions	6,577	16,062	17,703	42,664
Shares reacquired	(82,610)	(203,569)	(179,067)	(434,473)
Shares issued in reorganization (See Note 15)	9,478	23,222	–	–
Decrease	(60,109)	$(148,573)	(115,830)	$(282,817)

Notes to Financial Statements (unaudited)(continued)

Income Fund	Six Months Ended May 31, 2024 (unaudited	)	Year Ended November 30, 2023
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	1,800,275	$4,357,553	3,535,551	$8,493,625
Reinvestment of distributions	529,665	1,285,880	952,565	2,279,678
Shares reacquired	(2,192,355)	(5,308,373)	(3,234,256)	(7,694,371)
Shares issued in reorganization (See Note 15)	42,452	103,583	–	–
Increase	180,037	$438,643	1,253,860	$3,078,932

Class R4 Shares
Shares sold	331,289	$803,549	438,709	$1,049,795
Reinvestment of distributions	15,719	38,101	26,830	64,117
Shares reacquired	(408,186)	(989,402)	(470,348)	(1,097,914)
Shares issued in reorganization (See Note 15)	9,619	23,470	–	–
Increase (decrease)	(51,559)	$(124,282)	(4,809)	$15,998

Class R5 Shares
Shares sold	236,939	$576,483	400,112	$951,712
Reinvestment of distributions	24,104	58,394	34,624	82,594
Shares reacquired	(188,073)	(454,774)	(264,764)	(633,129)
Shares issued in reorganization (See Note 15)	9,734	23,654	–	–
Increase	82,704	$203,757	169,972	$401,177

Class R6 Shares
Shares sold	3,309,602	$8,020,807	7,133,686	$16,928,557
Reinvestment of distributions	345,720	837,488	565,497	1,347,845
Shares reacquired	(2,659,485)	(6,436,023)	(4,494,937)	(10,719,102)
Shares issued in reorganization (See Note 15)	694,913	1,688,638	–	–
Increase	1,690,750	$4,110,910	3,204,246	$7,557,300

Inflation Focused Fund	Six Months Ended May 31, 2024 (unaudited	)	Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	565,606	$6,506,553	2,331,712	$26,968,328
Reinvestment of distributions	346,964	4,003,950	1,176,618	13,572,599
Shares reacquired	(5,082,489)	(58,511,518)	(24,064,891)	(278,040,886)
Decrease	(4,169,919)	$(48,001,015)	(20,556,561)	$(237,499,959)

Class C Shares
Shares sold	36,460	$419,755	307,553	$3,562,835
Reinvestment of distributions	59,405	686,119	202,432	2,338,105
Shares reacquired	(1,175,719)	(13,553,228)	(4,497,044)	(52,013,890)
Decrease	(1,079,854)	$(12,447,354)	(3,987,059)	$(46,112,950)

Notes to Financial Statements (unaudited)(continued)

Inflation Focused Fund	Six Months Ended May 31, 2024 (unaudited	)	Year Ended November 30, 2023
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	111,258	$1,283,809	956,765	$11,132,133
Reinvestment of distributions	61,336	708,558	456,877	5,290,426
Shares reacquired	(1,978,680)	(22,804,808)	(21,765,377)	(252,667,981)
Decrease	(1,806,086)	$(20,812,441)	(20,351,735)	$(236,245,422)

Class F3 Shares
Shares sold	355,501	$4,097,112	1,280,719	$14,818,459
Reinvestment of distributions	182,536	2,108,246	757,638	8,754,841
Shares reacquired	(3,870,991)	(44,602,572)	(18,251,848)	(211,311,841)
Decrease	(3,332,954)	$(38,397,214)	(16,213,491)	$(187,738,541)

Class I Shares
Shares sold	5,014,256	$57,701,844	31,071,909	$359,736,427
Reinvestment of distributions	1,023,239	11,799,347	3,817,588	44,016,227
Shares reacquired	(26,598,553)	(306,014,550)	(96,850,197)	(1,119,254,577)
Decrease	(20,561,058)	$(236,513,359)	(61,960,700)	$(715,501,923)

Class R2 Shares
Shares sold	2,821	$32,395	23,684	$273,115
Reinvestment of distributions	720	8,265	927	10,585
Shares reacquired	(495)	(5,666)	(1,468)	(16,725)
Increase	3,046	$34,994	23,143	$266,975

Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	28,956	$333,651	82,885	$945,417
Reinvestment of distributions	1,609	18,549	1,910	21,979
Shares reacquired	(79,118)	(912,309)	(35,181)	(402,727)
Increase (decrease)	(48,553)	$(560,109)	49,614	$564,669

Class R4 Shares
Shares sold	11,659	$134,253	177,123	$2,044,889
Reinvestment of distributions	3,655	42,141	6,584	75,702
Shares reacquired	(66,194)	(763,155)	(92,409)	(1,059,683)
Increase (decrease)	(50,880)	$(586,761)	91,298	$1,060,908

Class R5 Shares
Shares sold	27,698	$318,878	153,408	$1,783,214
Reinvestment of distributions	3,117	35,913	4,388	50,191
Shares reacquired	(19,213)	(221,117)	(61,716)	(704,018)
Increase	11,602	$133,674	96,080	$1,129,387

Class R6 Shares
Shares sold	485,660	$5,588,887	1,015,641	$11,673,583
Reinvestment of distributions	20,028	230,948	26,544	305,043
Shares reacquired	(273,647)	(3,152,717)	(775,078)	(8,979,445)
Increase	232,041	$2,667,118	267,107	$2,999,181

Notes to Financial Statements (unaudited)(continued)

Short Duration Core Bond Fund	Six Months Ended May 31, 2024 (unaudited	)	Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,409,796	$22,034,641	8,182,237	$74,656,452
Reinvestment of distributions	229,604	2,099,981	384,785	3,504,302
Shares reacquired	(1,854,769)	(16,962,314)	(4,655,622)	(42,472,029)
Increase	784,631	$7,172,308	3,911,400	$35,688,725

Class C Shares
Shares sold	223,731	$2,044,996	342,694	$3,123,052
Reinvestment of distributions	13,376	122,267	21,556	196,168
Shares reacquired	(126,492)	(1,156,234)	(264,324)	(2,407,332)
Increase	110,615	$1,011,029	99,926	$911,888

Class F Shares
Shares sold	25,900	$236,421	2,096,275	$19,163,064
Reinvestment of distributions	18,379	168,041	118,049	1,076,051
Shares reacquired	(183,679)	(1,679,784)	(3,481,060)	(31,645,501)
Decrease	(139,400)	$(1,275,322)	(1,266,736)	$(11,406,386)

Class F3 Shares
Shares sold	1,978,199	$18,062,182	3,769,503	$34,300,538
Reinvestment of distributions	144,637	1,321,607	207,939	1,891,220
Shares reacquired	(1,100,710)	(10,057,653)	(2,191,416)	(19,950,093)
Increase	1,022,126	$9,326,136	1,786,026	$16,241,665

Class I Shares
Shares sold	10,575,476	$96,727,888	24,953,785	$227,314,996
Reinvestment of distributions	847,580	7,745,768	1,144,186	10,405,677
Shares reacquired	(6,122,080)	(55,928,906)	(10,953,527)	(99,643,564)
Increase	5,300,976	$48,544,750	15,144,444	$138,077,109

Class R3 Shares
Shares sold	4,036	$36,891	16,342	$148,983
Reinvestment of distributions	1,356	12,398	2,802	25,488
Shares reacquired	(58,412)	(530,831)	(16,484)	(150,144)
Increase (decrease)	(53,020)	$(481,542)	2,660	$24,327

Class R4 Shares
Shares sold	269	$2,453	3,169	$28,807
Reinvestment of distributions	68	627	51	465
Shares reacquired	(1,225)	(11,170)	(36)	(325)
Increase (decrease)	(888)	$(8,090)	3,184	$28,947

Class R6 Shares
Shares sold	155,004	$1,413,168	85,365	$772,643
Reinvestment of distributions	3,296	30,128	4,201	38,217
Shares reacquired	(50,195)	(460,301)	(56,616)	(517,188)
Increase	108,105	$982,995	32,950	$293,672

Notes to Financial Statements (unaudited)(continued)

Short Duration Income Fund	Six Months Ended May 31, 2024 (unaudited	)	Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	180,933,902	$695,479,167	326,605,550	$1,252,141,418
Reinvestment of distributions	42,019,060	161,563,147	86,578,757	331,597,358
Shares reacquired	(313,992,714)	(1,206,691,994)	(890,727,663)	(3,415,000,728)
Decrease	(91,039,752)	$(349,649,680)	(477,543,356)	$(1,831,261,952)

Class C Shares
Shares sold	25,330,029	$97,986,398	41,551,965	$160,119,296
Reinvestment of distributions	7,735,953	29,939,323	17,044,623	65,669,440
Shares reacquired	(78,839,941)	(304,845,124)	(205,075,925)	(790,474,670)
Decrease	(45,773,959)	$(176,919,403)	(146,479,337)	$(564,685,934)

Class F Shares
Shares sold	28,585,176	$109,872,547	201,864,225	$776,439,619
Reinvestment of distributions	8,117,708	31,215,909	33,600,289	128,890,608
Shares reacquired	(108,354,370)	(416,527,289)	(1,449,952,569)	(5,575,121,219)
Decrease	(71,651,486)	$(275,438,833)	(1,214,488,055)	$(4,669,790,992)

Class F3 Shares
Shares sold	151,182,047	$581,751,427	335,248,891	$1,287,854,157
Reinvestment of distributions	28,742,813	110,657,556	56,844,976	217,833,273
Shares reacquired	(215,299,216)	(828,577,957)	(521,967,703)	(2,003,001,376)
Decrease	(35,374,356)	$(136,168,974)	(129,873,836)	$(497,313,946)

Class I Shares
Shares sold	1,410,175,332	$5,417,317,830	3,516,944,135	$13,485,403,356
Reinvestment of distributions	150,731,052	579,046,087	279,930,793	1,070,892,870
Shares reacquired	(1,640,883,452)	(6,300,036,190)	(3,671,782,781)	(14,055,441,417)
Increase (decrease)	(79,977,068)	$(303,672,273)	125,092,147	$500,854,809

Class R2 Shares
Shares sold	244,831	$943,362	376,762	$1,449,126
Reinvestment of distributions	29,111	111,979	58,457	223,881
Shares reacquired	(274,996)	(1,057,700)	(660,580)	(2,523,959)
Decrease	(1,054)	$(2,359)	(225,361)	$(850,952)

Class R3 Shares
Shares sold	3,917,217	$15,079,282	15,603,503	$59,624,221
Reinvestment of distributions	1,836,579	7,070,746	3,672,257	14,072,511
Shares reacquired	(8,517,126)	(32,760,287)	(30,493,586)	(116,673,589)
Decrease	(2,763,330)	$(10,610,259)	(11,217,826)	$(42,976,857)

Class R4 Shares
Shares sold	8,826,373	$33,993,881	10,665,681	$40,977,320
Reinvestment of distributions	718,831	2,769,626	1,340,883	5,144,709
Shares reacquired	(6,054,255)	(23,330,154)	(14,121,678)	(54,169,434)
Increase (decrease)	3,490,949	$13,433,353	(2,115,114)	$(8,047,405)

Notes to Financial Statements (unaudited)(continued)

Short Duration Income Fund	Six Months Ended May 31, 2024 (unaudited	)	Year Ended November 30, 2023
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	3,057,467	$11,725,105	5,901,030	$22,500,448
Reinvestment of distributions	414,404	1,591,339	736,757	2,816,016
Shares reacquired	(3,888,935)	(14,945,640)	(6,821,342)	(26,090,380)
Decrease	(417,064)	$(1,629,196)	(183,555)	$(773,916)

Class R6 Shares
Shares sold	44,972,115	$172,823,998	104,224,785	$399,595,470
Reinvestment of distributions	6,260,353	24,059,376	12,020,707	46,003,744
Shares reacquired	(39,675,208)	(152,388,270)	(133,165,157)	(509,270,800)
Increase (decrease)	11,557,260	$44,495,104	(16,919,665)	$(63,671,586)

Total Return Fund	Six Months Ended May 31, 2024 (unaudited	)	Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	11,421,853	$99,263,029	19,455,956	$169,125,082
Reinvestment of distributions	2,542,273	22,047,960	4,712,359	40,813,095
Shares reacquired	(11,506,213)	(99,682,197)	(25,118,995)	(217,939,555)
Increase (decrease)	2,457,913	$21,628,792	(950,680)	$(8,001,378)

Class C Shares
Shares sold	478,128	$4,150,640	860,798	$7,464,325
Reinvestment of distributions	60,894	527,811	127,849	1,107,530
Shares reacquired	(790,548)	(6,844,784)	(1,685,737)	(14,626,154)
Decrease	(251,526)	$(2,166,333)	(697,090)	$(6,054,299)

Class F Shares
Shares sold	572,260	$4,951,097	3,453,792	$30,241,757
Reinvestment of distributions	213,522	1,852,278	645,577	5,622,814
Shares reacquired	(2,174,176)	(18,775,939)	(21,379,695)	(188,540,892)
Decrease	(1,388,394)	$(11,972,564)	(17,280,326)	$(152,676,321)

Class F3 Shares
Shares sold	17,263,517	$149,692,341	28,619,146	$248,543,819
Reinvestment of distributions	2,468,088	21,408,878	4,160,860	36,022,709
Shares reacquired	(11,883,215)	(102,919,990)	(19,982,538)	(173,153,592)
Increase	7,848,390	$68,181,229	12,797,468	$111,412,936

Class I Shares
Shares sold	30,355,438	$264,340,882	64,470,749	$563,126,575
Reinvestment of distributions	2,915,082	25,322,147	4,465,930	38,688,227
Shares reacquired	(17,192,341)	(148,869,327)	(30,591,444)	(265,890,035)
Increase	16,078,179	$140,793,702	38,345,235	$335,924,767

Class P Shares
Shares sold	69	$609	2,358	$20,784
Reinvestment of distributions	77	673	1,521	13,370
Shares reacquired	(2,930)	(25,305)	(57,574)	(502,051)
Decrease	(2,784)	$(24,023)	(53,695)	$(467,897)

Notes to Financial Statements (unaudited)(continued)

Total Return Fund	Six Months Ended May 31, 2024 (unaudited	)	Year Ended November 30, 2023
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	32,855	$285,034	12,076	$105,221
Reinvestment of distributions	3,048	26,425	5,659	49,001
Shares reacquired	(28,446)	(245,962)	(27,349)	(234,577)
Increase (decrease)	7,457	$65,497	(9,614)	$(80,355)

Class R3 Shares
Shares sold	378,062	$3,276,143	708,920	$6,162,799
Reinvestment of distributions	69,905	606,216	132,800	1,149,761
Shares reacquired	(424,717)	(3,677,832)	(843,194)	(7,337,008)
Increase (decrease)	23,250	$204,527	(1,474)	$(24,448)

Class R4 Shares
Shares sold	725,730	$6,300,016	1,462,364	$12,671,480
Reinvestment of distributions	46,503	403,351	86,731	750,726
Shares reacquired	(945,012)	(8,186,865)	(1,281,596)	(11,107,629)
Increase (decrease)	(172,779)	$(1,483,498)	267,499	$2,314,577

Class R5 Shares
Shares sold	372,804	$3,224,275	645,166	$5,593,968
Reinvestment of distributions	36,051	312,765	67,636	586,496
Shares reacquired	(269,862)	(2,333,784)	(911,923)	(7,974,460)
Increase (decrease)	138,993	$1,203,256	(199,121)	$(1,793,996)

Class R6 Shares
Shares sold	3,277,692	$28,440,203	6,863,283	$59,773,624
Reinvestment of distributions	539,395	4,681,742	971,389	8,418,983
Shares reacquired	(2,397,189)	(20,766,899)	(5,635,860)	(48,989,048)
Increase	1,419,898	$12,355,046	2,198,812	$19,203,559

Ultra Short Bond Fund	Six Months Ended May 31, 2024 (unaudited	)	Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	127,563,046	$1,270,934,462	104,895,980	$1,035,716,266
Reinvestment of distributions	9,978,877	99,476,392	17,363,647	171,530,785
Shares reacquired	(92,902,191)	(925,648,513)	(277,288,985)	(2,735,570,834)
Increase (decrease)	44,639,732	$444,762,341	(155,029,358)	$(1,528,323,783)

Class A1 Shares
Shares sold	7,524	$75,007	159,099	$1,573,589
Reinvestment of distributions	9,446	94,208	14,905	147,297
Shares reacquired	(50,929)	(507,494)	(159,510)	(1,576,218)
Increase (decrease)	(33,959)	$(338,279)	14,494	$144,668

Class F Shares
Shares sold	2,450,533	$24,417,629	26,995,257	$265,830,049
Reinvestment of distributions	610,270	6,083,281	2,256,701	22,274,362
Shares reacquired	(6,767,311)	(67,432,482)	(133,522,317)	(1,317,462,850)
Decrease	(3,706,508)	$(36,931,572)	(104,270,359)	$(1,029,358,439)

Notes to Financial Statements (unaudited)(continued)

Ultra Short Bond Fund	Six Months Ended May 31, 2024 (unaudited	)	Year Ended November 30, 2023
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	94,923,531	$945,879,878	91,555,315	$904,522,520
Reinvestment of distributions	3,319,484	33,093,434	3,026,201	29,908,939
Shares reacquired	(38,496,528)	(383,615,951)	(69,497,070)	(685,972,927)
Increase	59,746,487	$595,357,361	25,084,446	$248,458,532

Class I Shares
Shares sold	130,767,670	$1,302,892,952	347,002,393	$3,424,811,745
Reinvestment of distributions	8,961,064	89,327,954	15,407,004	152,229,146
Shares reacquired	(141,527,642)	(1,409,880,909)	(363,502,577)	(3,587,785,576)
Decrease	(1,798,908)	$(17,660,003)	(1,093,180)	$(10,744,685)

Class R5 Shares
Shares sold	5,466	$54,411	5,405	$53,356
Reinvestment of distributions	580	5,775	736	7,272
Shares reacquired	(820)	(8,170)	(586)	(5,777)
Increase	5,226	$52,016	5,555	$54,851

Class R6 Shares
Shares sold	2,269,854	$22,622,869	2,395,380	$23,654,119
Reinvestment of distributions	189,286	1,886,997	283,894	2,805,391
Shares reacquired	(1,030,654)	(10,257,683)	(2,874,431)	(28,341,175)
Increase (decrease)	1,428,486	$14,252,183	(195,157)	$(1,881,665)

15.	REORGANIZATION

As of the close of business on March 22, 2024, Income Fund acquired the net assets of Corporate Bond Fund pursuant to a plan of reorganization (the “reorganization” or the “acquisition”). The reorganization permitted Corporate Bond Fund shareholders to pursue a substantially similar investment goal, but as part of a larger fund with a lower expense ratio. The acquisition was accomplished by a tax-free exchange whereby holders of outstanding shares of Corporate Bond Fund on March 22, 2024 received shares valued at $9,376,840 of Income Fund. Corporate Bond Fund’s net assets as of the date of the acquisition, including $(61,714) of net unrealized depreciation and $(1,245,619) of accumulated net realized losses, were combined with those of the Income Fund. The cost basis of securities received from Corporate Bond Fund was carried forward.

The total net assets of Income Fund immediately before the transfer were $4,347,203,579. Total net assets of Corporate Bond Fund immediately before the transfer were $9,376,840. Total net assets of Income Fund immediately after the transfer were $4,356,580,419.

Notes to Financial Statements (unaudited)(concluded)

The following table illustrates share conversion ratios and dollar amounts of the reorganization on March 22, 2024:

Class	Corporate Bond Fund Shares	Conversion Ratio	Income Fund Shares	Income Fund Amount
A	405,727	3.433979	1,393,258	3,385,617
C	45,700	3.419934	156,291	381,351
F	172,152	3.440930	592,363	1,439,443
F3	165,638	3.434405	568,868	1,382,348
I	110,969	3.418153	379,309	925,514
R2	2,783	3.405677	9,478	23,222
R3	12,417	3.418861	42,452	103,583
R4	2,812	3.420697	9,619	23,470
R5	2,834	3.434721	9,734	23,654
R6	202,353	3.434162	694,913	1,688,638

Had the acquisition been completed on December 1, 2023, the beginning of Income Fund’s 2024 fiscal year, the Fund’s condensed pro forma results of operations for the six months ended May 31, 2024 would be as follows:

Net investment income	$111,192,972
Net realized and unrealized gain	$59,725,500
Net increase in net assets resulting from operations	$170,918,472

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed. Revenue and earnings of Corporate Bond Fund’s portfolio holdings have been included in Income Fund’s Statement of Operations since the date of acquisition.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Trustees, Officers, and Others

Remuneration paid to trustees, officers, and others is included in “Trustees’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

Investment Trust – Main Book

(Lord Abbett Convertible Fund, Lord Abbett Core Fixed Income Fund, Lord Abbett Core Plus Bond Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, Lord Abbett Short Duration Core Bond Fund, Lord Abbett Short Duration Income Fund, Lord Abbett Total Return Fund, and Lord Abbett Ultra Short Bond Fund)

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Funds; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (for each Fund other than

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Income Fund and Inflation Focused Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2023. As to Convertible Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one- and three-year periods, equal to the median of the performance peer group for the five-year period and above the median of the performance peer group for the ten-year period. As to Core Fixed Income Fund and Total Return Fund, the Board observed that each Fund’s investment performance was below the median of the performance peer group for the one-, five-, and ten-year periods and above the median for the three-year period. As to Core Plus Bond Fund, the Board observed that the Fund’s investment performance was equal to the median of the performance peer group for the one- and five-year periods, and above the median of the performance peer group for the three-year period. As to Short Duration Core Bond Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one- and five-year periods and above the median for the three-year period. As to Floating Rate Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and three-year periods and below the median for the five- and ten-year periods. As to High Yield Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, and five-year periods, but above the median of the performance peer group for the ten-year period. As to Income Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one- and five-year periods and above the median of the performance peer group for the three- and ten-year periods. As to Inflation Focused Fund, the Board observed that the Fund’s investment performance was equal to the median of the performance peer group for the one- and five-year periods, above the median of the performance peer group for the three-year period, and below the median of the performance peer group for the ten-year period. The Board observed that the Fund outperformed both of its benchmarks for the one-, three-, and five-year periods. As to Short Duration Income Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year period and above the performance peer group median for the three-, five- and ten-year periods. As to Ultra Short Bond Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three- and

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

five-year periods. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to Convertible Fund, the Board observed that the net total expense ratio and management fee of the Fund were both above the median of the expense peer group. As to High Yield Fund, the Board observed that the net total expense ratio was below the median of the expense peer group and the management fee was above the peer group median. As to each other Fund, the Board observed that the net total expense ratio and the management fee were both below the peer group median. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by each Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, noting one or more contractual breakpoints in the level of management fee for each Fund other than Ultra Short Bond Fund, and, with respect to Core Plus Bond Fund and Short Duration Core Bond Fund the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust

Lord Abbett Convertible Fund

Lord Abbett Core Fixed Income Fund

Lord Abbett Core Plus Bond Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Inflation Focused Fund

Lord Abbett Short Duration Core Bond Fund

Lord Abbett Short Duration Income Fund

Lord Abbett Total Return Fund

Lord Abbett Ultra Short Bond Fund

LAIT-3 (07/24)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Multi-Asset Balanced Opportunity Fund

Multi-Asset Income Fund

For the six-month period ended May 31, 2024

Table of Contents

Schedules of Investments (Item 7):

1	Multi-Asset Balanced Opportunity Fund

3	Multi-Asset Income Fund

5	Statements of Assets and Liabilities (Item 7)

7	Statements of Operations (Item 7)

8	Statements of Changes in Net Assets (Item 7)

10	Financial Highlights (Item 7)

18	Notes to Financial Statements (Item 7)

46	Changes in and Disagreements with Accountants (Item 8)

46	Proxy Disclosures (Item 9)

46	Remuneration Paid to Trustees, Officers, and Others (Item 10)

46	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2024

Investments	Shares		Fair Value
LONG-TERM INVESTMENTS 99.79%

INVESTMENTS IN UNDERLYING FUNDS(a) 99.79%
Lord Abbett Affiliated Fund, Inc.-Class I(b)(c)	10,351,293		$190,256,769
Lord Abbett Investment Trust-Convertible Fund-Class I(b)(d)	1,525,325		20,286,829
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(b)(e)	33,142,788		300,936,518
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I(b)(f)	11,423,892		248,926,618
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(b)(g)	17,211,157		71,082,077
Lord Abbett Investment Trust-Floating Rate Fund-Class I(b)(h)	4,649,306		38,124,309
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)(c)	22,149,010		331,349,182
Lord Abbett Securities Trust-Growth Leaders Fund-Class I(b)(i)	4,736,203		189,353,389
Lord Abbett Investment Trust-High Yield Fund-Class I(b)(j)	17,512,296		110,502,586
Lord Abbett Investment Trust-Income Fund-Class I(b)(k)	79,949,496		192,678,286
Lord Abbett Securities Trust-International Equity Fund-Class I(b)(l)	5,846,625		91,090,415
Lord Abbett Securities Trust-International Value Fund-Class I(b)(m)	9,461,970		79,291,308
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(b)(k)	7,343,942		28,200,736
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(b)(n)	4,290,008		42,814,283

	Principal Amount
Lord Abbett Private Credit Fund 1, LP(o)(p)	$5,579,961	(q)	5,579,961
Total Investments in Underlying Funds (cost $1,811,051,046)			1,940,473,266

OPTIONS PURCHASED 0.23% (cost $4,746,381)			4,424,054

SHORT-TERM INVESTMENTS 0.09%

REPURCHASE AGREEMENTS 0.09%
Repurchase Agreement dated 5/31/2024, 2.800% due 6/3/2024 with Fixed Income Clearing Corp. collateralized by $1,905,300 of U.S. Treasury Note at 0.750% due 5/31/2026; value: $1,755,215; proceeds: $1,721,139 (cost $1,720,737)	1,720,737		1,720,737
Total Investments in Securities 100.11% (cost $1,817,518,164)			1,946,618,057
Other Assets and Liabilities – Net(r) (0.11)%			(2,140,109)
Net Assets 100.00%			$1,944,477,948

(a)	Affiliated issuers (See Note 11).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek current income and capital appreciation.
(g)	Fund investment objective is to seek high total return.

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2024

(h)	Fund investment objective is to seek a high level of current income.
(i)	Fund investment objective is to seek capital appreciation.
(j)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(k)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(l)	Fund investment objective is to seek long-term capital appreciation.
(m)	Fund investment objective is to seek a high level of total return.
(n)	Fund investment objective is to seek current income consistent with the preservation of capital.
(o)	Fund investment objective is to generate current income and, to a lesser extent, long-term capital appreciation.
(p)	Restricted securities (including private placement) – investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At May 31, 2024, the value of restricted securities (excluding 144A issues) amounted to $5,579,961 or 0.29% of net assets.
(q)	Principal amount represents partnership interest.
(r)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts and options purchased as follows:

OTC Options Purchased at May 31, 2024:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value
S&P 500 Index, Put	J.P. Morgan	107,092	8/30/2024	$5,025	$107,092	$4,424,054

Futures Contracts at May 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
FTSE 250 Index	June 2024	380	Long	GBP	15,411,280	GBP	15,755,940	$439,183

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
E-Mini S&P 500 Index	June 2024	200	Short		$(51,976,577)		$(52,955,000)	$(978,423)
HANG SENG	June 2024	164	Long	HKD	152,805,851	HKD	147,673,800	(656,239)
NIKKEI 225 (CME)	June 2024	101	Long		$20,222,601		$19,513,200	(709,401)
Total Unrealized Depreciation on Futures Contracts								$(2,344,063)

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$1,934,893,305	$–	$–	$1,934,893,305
Private Credit Fund	–	5,579,961	–	5,579,961
Options Purchased	–	4,424,054	–	4,424,054
Short-Term Investments
Repurchase Agreements	–	1,720,737	–	1,720,737
Total	$1,934,893,305	$11,724,752	$–	$1,946,618,057

Other Financial Instruments
Futures Contracts
Assets	$439,183	$–	$–	$439,183
Liabilities	(2,344,063)	–	–	(2,344,063)
Total	$(1,904,880)	$–	$–	$(1,904,880)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)

MULTI-ASSET INCOME FUND May 31, 2024

Investments	Shares		Fair Value
LONG-TERM INVESTMENTS 99.80%

INVESTMENTS IN UNDERLYING FUNDS(a) 99.80%
Lord Abbett Affiliated Fund, Inc.-Class I(b)(c)	2,331,952		$42,861,280
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(b)(d)	29,389,228		266,854,192
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I(b)(e)	2,514,307		54,786,744
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(b)(f)	6,413,036		26,485,837
Lord Abbett Investment Trust-Floating Rate Fund-Class I(b)(g)	1,940,042		15,908,345
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)(c)	4,936,206		73,845,643
Lord Abbett Securities Trust-Growth Leaders Fund-Class I(b)(h)	1,036,042		41,420,967
Lord Abbett Investment Trust-High Yield Fund-Class I(b)(i)	10,472,693		66,082,696
Lord Abbett Investment Trust-Income Fund-Class I(b)(j)	35,873,304		86,454,662
Lord Abbett Securities Trust-International Equity Fund-Class I(b)(k)	2,583,983		40,258,452
Lord Abbett Securities Trust-International Value Fund-Class I(b)(l)	3,788,872		31,750,746
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(b)(j)	10,208,411		39,200,299
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(b)(m)	1,190,168		11,877,879

	Principal Amount
Lord Abbett Private Credit Fund 1, LP(n)(o)	$2,441,233	(p)	2,441,233
Total Investments in Underlying Funds (cost $799,000,027)			800,228,975

OPTIONS PURCHASED 0.27% (cost $2,337,778)			2,179,020

SHORT-TERM INVESTMENTS 0.14%

REPURCHASE AGREEMENTS 0.14%
Repurchase Agreement dated 5/31/2024, 2.800% due 6/3/2024 with Fixed Income Clearing Corp. collateralized by $1,207,400 of U.S. Treasury Note at 0.750% due 5/31/2026; value: $1,112,316; proceeds: $1,090,670 (cost $1,090,416)	1,090,416		1,090,416
Total Investments in Securities 100.21% (cost $802,428,221)			803,498,411
Other Assets and Liabilities – Net(q) (0.21)%			(1,698,341)
Net Assets 100.00%			$801,800,070

(a)	Affiliated issuers (See Note 11).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek current income and capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high level of current income.
(h)	Fund investment objective is to seek capital appreciation.

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET INCOME FUND May 31, 2024

(i)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Fund investment objective is to seek long-term capital appreciation.
(l)	Fund investment objective is to seek a high level of total return.
(m)	Fund investment objective is to seek current income consistent with the preservation of capital.
(n)	Fund investment objective is to generate current income and, to a lesser extent, long-term capital appreciation.
(o)	Restricted securities (including private placement) – investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At May 31, 2024, the value of restricted securities (excluding 144A issues) amounted to $2,441,233 or 0.30% of net assets.
(p)	Principal amount represents partnership interest.
(q)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts and options purchased as follows:

OTC Options Purchased at May 31, 2024:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value
S&P 500 Index, Put	J.P. Morgan	52,747	8/30/2024	$5,025	$52,747	$2,179,020

Futures Contracts at May 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
FTSE 250 Index	June 2024	158	Long	GBP	6,407,848	GBP	6,551,154	$182,608

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
E-Mini S&P 500 Index	June 2024	83	Short		$(21,570,279)		$(21,976,325)	$(406,046)
HANG SENG	June 2024	68	Long	HKD	63,359,431	HKD	61,230,600	(272,215)
NIKKEI 225 (CME)	June 2024	42	Long		$8,409,398		$8,114,400	(294,998)
Total Unrealized Depreciation on Futures Contracts								$(973,259)

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$797,787,742	$–	$–	$797,787,742
Private Credit Fund	–	2,441,233	–	2,441,233
Options Purchased	–	2,179,020	–	2,179,020
Short-Term Investments
Repurchase Agreements	–	1,090,416	–	1,090,416
Total	$797,787,742	$5,710,669	$–	$803,498,411

Other Financial Instruments
Futures Contracts
Assets	$182,608	$–	$–	$182,608
Liabilities	(973,259)	–	–	(973,259)
Total	$(790,651)	$–	$–	$(790,651)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

4	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

May 31, 2024

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
ASSETS:
Investments in securities, at cost	$6,467,118	$3,428,194
Investments in Underlying Funds, at cost	1,811,051,046	799,000,027
Investments in securities, at fair value	$6,144,791	$3,269,436
Investments in Underlying Funds, at value	1,940,473,266	800,228,975
Cash	3	5
Deposits with brokers for futures collateral	4,551,155	1,888,682
Foreign cash, at value (cost $36 and $0, respectively)	36	–
Receivables:
Interest and dividends	4,139,046	2,524,359
Capital shares sold	3,229,879	1,972,221
Investments in Underlying Funds sold	213,919	–
Prepaid expenses and other assets	59,984	78,707
Total assets	1,958,812,079	809,962,385
LIABILITIES:
Payables:
Investments in Underlying Funds purchased	3,800,648	2,393,294
Premiums for OTC options purchased	4,746,381	2,337,778
Capital shares reacquired	1,325,318	717,361
Variation margin for futures contracts	457,501	196,505
Trustees’ fees	317,469	142,002
12b-1 distribution plan	296,250	168,290
Management fee	164,568	68,039
Fund administration	65,828	27,215
Foreign currency overdraft (cost $0 and $423, respectively)	–	398
Distributions payable	2,963,277	1,961,012
Accrued expenses	196,891	150,421
Total liabilities	14,334,131	8,162,315
NET ASSETS	$1,944,477,948	$801,800,070
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,008,409,474	$917,799,509
Total distributable earnings (loss)	(63,931,526)	(115,999,439)
Net Assets	$1,944,477,948	$801,800,070

See Notes to Financial Statements.	5

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2024

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
Net assets by class:
Class A Shares	$1,749,315,915	$643,437,829
Class C Shares	$56,444,135	$37,521,930
Class F Shares	$7,692,408	$15,210,398
Class F3 Shares	$47,910	$575,974
Class I Shares	$60,499,990	$88,502,003
Class P Shares	$168,606	$–
Class R2 Shares	$867,928	$352,714
Class R3 Shares	$45,000,314	$13,849,690
Class R4 Shares	$12,204,606	$1,918,715
Class R5 Shares	$112,047	$12,728
Class R6 Shares	$12,124,089	$418,089
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	150,579,954	41,428,809
Class C Shares	4,899,460	2,367,926
Class F Shares	662,083	979,271
Class F3 Shares	4,101	37,202
Class I Shares	5,207,871	5,739,327
Class P Shares	14,605	–
Class R2 Shares	72,400	21,968
Class R3 Shares	3,882,432	891,543
Class R4 Shares	1,050,431	123,537
Class R5 Shares	9,621	825
Class R6 Shares	1,039,286	27,007
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$11.62	$15.53
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$11.89	$15.89
Class C Shares-Net asset value	$11.52	$15.85
Class F Shares-Net asset value	$11.62	$15.53
Class F3 Shares-Net asset value	$11.68	$15.48
Class I Shares-Net asset value	$11.62	$15.42
Class P Shares-Net asset value	$11.54	$ –
Class R2 Shares-Net asset value	$11.99	$16.06
Class R3 Shares-Net asset value	$11.59	$15.53
Class R4 Shares-Net asset value	$11.62	$15.53
Class R5 Shares-Net asset value	$11.65	$15.43
Class R6 Shares-Net asset value	$11.67	$15.48

6	See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2024

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
Investment income:
Dividends received from Underlying Funds	$28,986,372	$16,287,458
Interest and other	20,245	8,537
Total investment income	29,006,617	16,295,995
Expenses:
Management fee	971,362	406,479
12b-1 distribution plan-Class A	2,177,480	809,560
12b-1 distribution plan-Class C	311,442	208,386
12b-1 distribution plan-Class F	3,914	7,829
12b-1 distribution plan-Class P	407	–
12b-1 distribution plan-Class R2	2,533	953
12b-1 distribution plan-Class R3	117,776	35,180
12b-1 distribution plan-Class R4	14,840	2,561
Shareholder servicing	661,295	268,929
Fund administration	388,545	162,592
Registration	96,168	83,312
Reports to shareholders	60,800	27,022
Trustees’ fees	36,252	14,527
Professional	27,218	21,621
Custody	11,450	15,363
Other	16,391	12,988
Gross expenses	4,897,873	2,077,302
Fees waived and expenses reimbursed (See Note 3)	(11,450)	(15,363)
Net expenses	4,886,423	2,061,939
Net investment income	24,120,194	14,234,056
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	1,887,139	426,179
Net realized gain (loss) on Investment in Underlying Funds	5,099,822	959,236
Net realized gain (loss) on futures contracts	9,769,694	4,252,667
Net realized gain (loss) on foreign currency related transactions	77	(5)
Net change in unrealized appreciation/depreciation in Underlying Funds	172,644,912	46,026,846
Net change in unrealized appreciation/depreciation on investments	(322,327)	(158,758)
Net change in unrealized appreciation/depreciation on futures contracts	(3,680,664)	(1,465,709)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(86)	(27)
Net realized and unrealized gain (loss)	185,398,567	50,040,429
Net Increase in Net Assets Resulting From Operations	$209,518,761	$64,274,485

See Notes to Financial Statements.	7

Statements of Changes in Net Assets

	Multi-Asset Balanced Opportunity Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2024 (unaudited)	For the Year Ended November 30, 2023
Operations:
Net investment income	$24,120,194	$44,318,624
Capital gain distributions received from Underlying Funds	1,887,139	17,228,073
Net realized gain (loss) on investments in Underlying Funds	5,099,822	(20,359,026)
Net realized (loss) on investments	–	(10,418,589)
Net realized gain (loss) on future contracts, OTC Written Options, swap contracts and foreign currency related transactions	9,769,771	(6,154,590)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	172,644,912	56,935,550
Net change in unrealized appreciation/depreciation on investments	(322,327)	7,354,336
Net change in unrealized appreciation/depreciation on, futures contracts, OTC Written Options, swap contracts, and translation of assets and liabilities denominated in foreign currencies	(3,680,750)	(2,297,335)
Net increase in net assets resulting from operations	209,518,761	86,607,043
Distributions to shareholders:
Class A	(21,498,249)	(38,542,115)
Class C	(528,781)	(1,292,258)
Class F	(102,320)	(302,398)
Class F3	(628)	(1,067)
Class I	(799,839)	(1,530,349)
Class P	(1,817)	(8,958)
Class R2	(8,568)	(13,043)
Class R3	(526,598)	(917,241)
Class R4	(146,614)	(254,756)
Class R5	(1,457)	(2,945)
Class R6	(158,041)	(252,370)
Total distribution to shareholders	(23,772,912)	(43,117,500)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	55,945,605	260,866,865
Reinvestment of distributions	23,259,280	42,054,445
Cost of shares reacquired	(200,068,912)	(555,855,706)
Net decrease in net assets resulting from capital share transactions	(120,864,027)	(252,934,396)
Net increase (decrease) in net assets	64,881,822	(209,444,853)
NET ASSETS:
Beginning of period	$1,879,596,126	$2,089,040,979
End of period	$1,944,477,948	$1,879,596,126

8	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Multi-Asset Income Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2024 (unaudited)	For the Year Ended November 30, 2023
Operations:
Net investment income	$14,234,056	$27,506,464
Capital gain distributions received from Underlying Funds	426,179	4,750,158
Net realized gain (loss) on investments in Underlying Funds	959,236	(25,372,606)
Net realized (loss) on investments	–	(5,112,990)
Net realized gain (loss) on future contracts, OTC Written Options, swap contracts and foreign currency related transactions	4,252,662	(4,603,429)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	46,026,846	25,636,345
Net change in unrealized appreciation/depreciation on investments	(158,758)	3,622,292
Net change in unrealized appreciation/depreciation on, futures contracts, OTC Written Options, swap contracts, and translation of assets and liabilities denominated in foreign currencies	(1,465,736)	(498,528)
Net increase in net assets resulting from operations	64,274,485	25,927,706
Distributions to shareholders:
Class A	(11,253,726)	(21,007,073)
Class C	(537,541)	(1,432,247)
Class F	(282,928)	(785,147)
Class F3	(10,614)	(18,244)
Class I	(1,695,203)	(3,372,305)
Class P	–	–
Class R2	(4,825)	(5,997)
Class R3	(226,331)	(420,455)
Class R4	(35,229)	(80,180)
Class R5	(235)	(949)
Class R6	(7,082)	(12,913)
Total distribution to shareholders	(14,053,714)	(27,135,510)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	32,527,319	112,447,684
Reinvestment of distributions	13,598,516	25,914,773
Cost of shares reacquired	(98,916,487)	(332,688,246)
Net decrease in net assets resulting from capital share transactions	(52,790,652)	(194,325,789)
Net increase (decrease) in net assets	(2,569,881)	(195,533,593)
NET ASSETS:
Beginning of period	$804,369,951	$999,903,544
End of period	$801,800,070	$804,369,951

See Notes to Financial Statements.	9

Financial Highlights

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:

	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2024(d)	$10.55	$0.14	$1.07	$1.21	$(0.14)	$–	$(0.14)
11/30/2023	10.30	0.24	0.24	0.48	(0.23)	–	(0.23)
11/30/2022	14.01	0.19	(1.60)	(1.41)	(0.89)	(1.41)	(2.30)
11/30/2021	13.15	0.22	1.42	1.64	(0.51)	(0.27)	(0.78)
11/30/2020	11.60	0.21	1.66	1.87	(0.18)	(0.14)	(0.32)
11/30/2019	11.28	0.24	0.80	1.04	(0.38)	(0.34)	(0.72)
Class C
5/31/2024(d)	10.46	0.10	1.06	1.16	(0.10)	–	(0.10)
11/30/2023	10.21	0.15	0.25	0.40	(0.15)	–	(0.15)
11/30/2022	13.90	0.11	(1.58)	(1.47)	(0.81)	(1.41)	(2.22)
11/30/2021	13.06	0.11	1.41	1.52	(0.41)	(0.27)	(0.68)
11/30/2020	11.53	0.12	1.65	1.77	(0.10)	(0.14)	(0.24)
11/30/2019	11.22	0.16	0.79	0.95	(0.30)	(0.34)	(0.64)
Class F
5/31/2024(d)	10.55	0.15	1.07	1.22	(0.15)	–	(0.15)
11/30/2023	10.30	0.25	0.25	0.50	(0.25)	–	(0.25)
11/30/2022	14.01	0.21	(1.61)	(1.40)	(0.90)	(1.41)	(2.31)
11/30/2021	13.15	0.24	1.42	1.66	(0.53)	(0.27)	(0.80)
11/30/2020	11.60	0.23	1.66	1.89	(0.20)	(0.14)	(0.34)
11/30/2019	11.28	0.26	0.80	1.06	(0.40)	(0.34)	(0.74)
Class F3
5/31/2024(d)	10.61	0.16	1.06	1.22	(0.15)	–	(0.15)
11/30/2023	10.35	0.27	0.25	0.52	(0.26)	–	(0.26)
11/30/2022	14.05	0.23	(1.60)	(1.37)	(0.92)	(1.41)	(2.33)
11/30/2021	13.18	0.17	1.52	1.69	(0.55)	(0.27)	(0.82)
11/30/2020	11.62	0.26	1.65	1.91	(0.21)	(0.14)	(0.35)
11/30/2019	11.29	0.27	0.81	1.08	(0.41)	(0.34)	(0.75)
Class I
5/31/2024(d)	10.55	0.15	1.07	1.22	(0.15)	–	(0.15)
11/30/2023	10.30	0.26	0.25	0.51	(0.26)	–	(0.26)
11/30/2022	14.00	0.22	(1.60)	(1.38)	(0.91)	(1.41)	(2.32)
11/30/2021	13.15	0.25	1.41	1.66	(0.54)	(0.27)	(0.81)
11/30/2020	11.60	0.24	1.66	1.90	(0.21)	(0.14)	(0.35)
11/30/2019	11.28	0.28	0.79	1.07	(0.41)	(0.34)	(0.75)
Class P
5/31/2024(d)	10.49	0.12	1.05	1.17	(0.12)	–	(0.12)
11/30/2023	10.24	0.21	0.25	0.46	(0.21)	–	(0.21)
11/30/2022	13.93	0.18	(1.60)	(1.42)	(0.86)	(1.41)	(2.27)
11/30/2021	13.08	0.19	1.41	1.60	(0.48)	(0.27)	(0.75)
11/30/2020	11.55	0.19	1.64	1.83	(0.16)	(0.14)	(0.30)
11/30/2019	11.23	0.21	0.81	1.02	(0.36)	(0.34)	(0.70)

10	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.62	11.51	(e)	0.48	(f)	0.48	(f)	2.50	(f)	$1,749,316	18	(e)
10.55	4.67		0.50		0.51		2.31		1,680,159	24
10.30	(12.00)		0.50		0.51		1.79		1,808,434	104
14.01	12.89		0.49		0.49		1.56		2,293,947	47
13.15	17.09		0.52		0.52		1.81		2,087,948	60
11.60	10.19		0.52		0.52		2.15		1,974,100	25

11.52	11.08	(e)	1.23	(f)	1.23	(f)	1.77	(f)	56,444	18	(e)
10.46	3.87		1.25		1.26		1.52		65,190	24
10.21	(12.62)		1.25		1.26		1.02		135,989	104
13.90	12.01		1.24		1.24		0.78		223,713	47
13.06	16.17		1.27		1.27		1.03		254,523	60
11.53	9.35		1.27		1.27		1.41		337,420	25

11.62	11.59	(e)	0.33	(f)	0.33	(f)	2.65	(f)	7,692	18	(e)
10.55	4.81		0.35		0.36		2.44		7,625	24
10.30	(11.88)		0.35		0.36		1.89		27,902	104
14.01	13.06		0.34		0.34		1.73		84,162	47
13.15	17.26		0.37		0.37		1.97		70,406	60
11.60	10.35		0.37		0.37		2.31		73,256	25

11.68	11.58	(e)	0.17	(f)	0.17	(f)	2.81	(f)	48	18	(e)
10.61	5.02		0.17		0.18		2.64		44	24
10.35	(11.64)		0.17		0.18		2.15		42	104
14.05	13.25		0.17		0.17		1.18		58	47
13.18	17.47		0.18		0.18		2.23		75	60
11.62	10.56		0.19		0.19		2.40		47	25

11.62	11.64	(e)	0.23	(f)	0.23	(f)	2.75	(f)	60,500	18	(e)
10.55	4.93		0.25		0.26		2.53		56,235	24
10.30	(11.78)		0.25		0.26		2.07		56,783	104
14.00	13.26		0.24		0.24		1.81		41,327	47
13.15	17.29		0.27		0.27		2.08		37,220	60
11.60	10.45		0.26		0.26		2.47		29,487	25

11.54	11.24	(e)	0.68	(f)	0.68	(f)	2.23	(f)	169	18	(e)
10.49	4.49		0.70		0.71		2.07		350	24
10.24	(12.17)		0.70		0.71		1.63		340	104
13.93	12.72		0.69		0.69		1.37		820	47
13.08	16.86		0.72		0.72		1.61		725	60
11.55	9.93		0.72		0.72		1.93		588	25

See Notes to Financial Statements.	11

Financial Highlights (concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:

	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2024(d)	$10.88	$0.13	$1.10	$1.23	$(0.12)	$–	$(0.12)
11/30/2023	10.62	0.21	0.25	0.46	(0.20)	–	(0.20)
11/30/2022	14.36	0.16	(1.64)	(1.48)	(0.85)	(1.41)	(2.26)
11/30/2021	13.46	0.18	1.45	1.63	(0.46)	(0.27)	(0.73)
11/30/2020	11.87	0.17	1.70	1.87	(0.14)	(0.14)	(0.28)
11/30/2019	11.52	0.20	0.83	1.03	(0.34)	(0.34)	(0.68)
Class R3
5/31/2024(d)	10.53	0.13	1.05	1.18	(0.12)	–	(0.12)
11/30/2023	10.28	0.21	0.25	0.46	(0.21)	–	(0.21)
11/30/2022	13.98	0.17	(1.60)	(1.43)	(0.86)	(1.41)	(2.27)
11/30/2021	13.12	0.18	1.42	1.60	(0.47)	(0.27)	(0.74)
11/30/2020	11.58	0.18	1.65	1.83	(0.15)	(0.14)	(0.29)
11/30/2019	11.26	0.21	0.80	1.01	(0.35)	(0.34)	(0.69)
Class R4
5/31/2024(d)	10.55	0.14	1.07	1.21	(0.14)	–	(0.14)
11/30/2023	10.30	0.24	0.24	0.48	(0.23)	–	(0.23)
11/30/2022	14.01	0.19	(1.60)	(1.41)	(0.89)	(1.41)	(2.30)
11/30/2021	13.15	0.21	1.43	1.64	(0.51)	(0.27)	(0.78)
11/30/2020	11.60	0.21	1.66	1.87	(0.18)	(0.14)	(0.32)
11/30/2019	11.29	0.24	0.79	1.03	(0.38)	(0.34)	(0.72)
Class R5
5/31/2024(d)	10.58	0.16	1.06	1.22	(0.15)	–	(0.15)
11/30/2023	10.33	0.26	0.25	0.51	(0.26)	–	(0.26)
11/30/2022	14.03	0.22	(1.60)	(1.38)	(0.91)	(1.41)	(2.32)
11/30/2021	13.17	0.25	1.42	1.67	(0.54)	(0.27)	(0.81)
11/30/2020	11.62	0.20	1.70	1.90	(0.21)	(0.14)	(0.35)
11/30/2019	11.30	0.27	0.80	1.07	(0.41)	(0.34)	(0.75)
Class R6
5/31/2024(d)	10.59	0.16	1.07	1.23	(0.15)	–	(0.15)
11/30/2023	10.33	0.27	0.25	0.52	(0.26)	–	(0.26)
11/30/2022	14.04	0.23	(1.61)	(1.38)	(0.92)	(1.41)	(2.33)
11/30/2021	13.17	0.26	1.43	1.69	(0.55)	(0.27)	(0.82)
11/30/2020	11.61	0.24	1.67	1.91	(0.21)	(0.14)	(0.35)
11/30/2019	11.29	0.30	0.77	1.07	(0.41)	(0.34)	(0.75)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.

12	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.99	11.32	(e)	0.83	(f)	0.83	(f)	2.15	(f)	$868	18	(e)
10.88	4.25		0.84		0.85		2.01		802	24
10.62	(12.29)		0.85		0.86		1.44		593	104
14.36	12.55		0.84		0.84		1.23		686	47
13.46	16.58		0.87		0.87		1.44		594	60
11.87	9.85		0.87		0.87		1.77		837	25

11.59	11.29	(e)	0.73	(f)	0.73	(f)	2.27	(f)	45,000	18	(e)
10.53	4.42		0.74		0.75		2.05		47,059	24
10.28	(12.17)		0.75		0.76		1.53		37,063	104
13.98	12.62		0.74		0.74		1.30		49,825	47
13.12	16.74		0.77		0.77		1.56		48,308	60
11.58	9.94		0.76		0.76		1.91		52,554	25

11.62	11.51	(e)	0.48	(f)	0.48	(f)	2.50	(f)	12,205	18	(e)
10.55	4.67		0.50		0.51		2.31		11,333	24
10.30	(12.00)		0.50		0.51		1.79		11,617	104
14.01	12.88		0.49		0.49		1.54		14,343	47
13.15	17.09		0.52		0.52		1.79		13,893	60
11.60	10.19		0.52		0.52		2.12		12,167	25

11.65	11.61	(e)	0.23	(f)	0.23	(f)	2.75	(f)	112	18	(e)
10.58	4.91		0.25		0.26		2.54		100	24
10.33	(11.69)		0.25		0.26		2.08		158	104
14.03	13.15		0.24		0.24		1.78		186	47
13.17	17.34		0.28		0.28		1.79		178	60
11.62	10.44		0.27		0.27		2.38		204	25

11.67	11.69	(e)	0.17	(f)	0.17	(f)	2.80	(f)	12,124	18	(e)
10.59	5.03		0.17		0.18		2.65		10,701	24
10.33	(11.73)		0.17		0.18		2.12		10,119	104
14.04	13.26		0.17		0.17		1.88		11,969	47
13.17	17.48		0.19		0.19		2.13		10,480	60
11.61	10.47		0.19		0.19		2.61		15,985	25

See Notes to Financial Statements.	13

Financial Highlights

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:

	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
5/31/2024(d)	$14.60	$0.27	$0.93	$1.20	$(0.27)	$15.53
11/30/2023	14.60	0.45	– (g)	0.45	(0.45)	14.60
11/30/2022	17.39	0.35	(2.24)	(1.89)	(0.90)	14.60
11/30/2021	16.47	0.32	1.21	1.53	(0.61)	17.39
11/30/2020	15.02	0.33	1.43	1.76	(0.31)	16.47
11/30/2019	14.34	0.40	0.78	1.18	(0.50)	15.02
Class C
5/31/2024(d)	14.89	0.22	0.94	1.16	(0.20)	15.85
11/30/2023	14.87	0.35	– (g)	0.35	(0.33)	14.89
11/30/2022	17.68	0.24	(2.27)	(2.03)	(0.78)	14.87
11/30/2021	16.74	0.18	1.23	1.41	(0.47)	17.68
11/30/2020	15.25	0.22	1.47	1.69	(0.20)	16.74
11/30/2019	14.55	0.30	0.79	1.09	(0.39)	15.25
Class F
5/31/2024(d)	14.60	0.28	0.93	1.21	(0.28)	15.53
11/30/2023	14.60	0.48	(0.01)	0.47	(0.47)	14.60
11/30/2022	17.39	0.37	(2.24)	(1.87)	(0.92)	14.60
11/30/2021	16.47	0.34	1.22	1.56	(0.64)	17.39
11/30/2020	15.02	0.35	1.43	1.78	(0.33)	16.47
11/30/2019	14.34	0.42	0.78	1.20	(0.52)	15.02
Class F3
5/31/2024(d)	14.55	0.29	0.93	1.22	(0.29)	15.48
11/30/2023	14.54	0.50	– (g)	0.50	(0.49)	14.55
11/30/2022	17.32	0.41	(2.25)	(1.84)	(0.94)	14.54
11/30/2021	16.40	0.37	1.21	1.58	(0.66)	17.32
11/30/2020	14.95	0.39	1.40	1.79	(0.34)	16.40
11/30/2019	14.27	0.44	0.78	1.22	(0.54)	14.95
Class I
5/31/2024(d)	14.50	0.29	0.92	1.21	(0.29)	15.42
11/30/2023	14.50	0.48	0.01 (h)	0.49	(0.49)	14.50
11/30/2022	17.28	0.39	(2.23)	(1.84)	(0.94)	14.50
11/30/2021	16.37	0.36	1.20	1.56	(0.65)	17.28
11/30/2020	14.93	0.36	1.42	1.78	(0.34)	16.37
11/30/2019	14.26	0.44	0.77	1.21	(0.54)	14.93
Class R2
5/31/2024(d)	15.09	0.25	0.96	1.21	(0.24)	16.06
11/30/2023	15.06	0.42	0.01 (h)	0.43	(0.40)	15.09
11/30/2022	17.92	0.31	(2.32)	(2.01)	(0.85)	15.06
11/30/2021	16.95	0.26	1.25	1.51	(0.54)	17.92
11/30/2020	15.44	0.29	1.47	1.76	(0.25)	16.95
11/30/2019	14.73	0.35	0.81	1.16	(0.45)	15.44

14	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)						Supplemental Data:

Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

8.23	(e)	0.50	(f)	0.50	(f)	3.51	(f)	$643,438	23	(e)
3.10		0.50		0.51		3.13		638,171	19
(11.23)		0.49		0.50		2.30		734,968	83
9.43		0.48		0.49		1.81		855,806	40
12.33		0.50		0.50		2.19		745,462	75
8.50		0.50		0.50		2.74		678,178	27

7.78	(e)	1.25	(f)	1.25	(f)	2.77	(f)	37,522	23	(e)
2.35		1.25		1.26		2.35		44,457	19
(11.92)		1.25		1.25		1.50		92,856	83
8.66		1.23		1.24		1.03		188,842	40
11.46		1.25		1.25		1.44		240,404	75
7.70		1.25		1.25		2.00		340,786	27

8.31	(e)	0.35	(f)	0.35	(f)	3.67	(f)	15,210	23	(e)
3.24		0.35		0.36		3.27		15,635	19
(11.10)		0.34		0.35		2.35		54,006	83
9.59		0.33		0.34		1.95		176,727	40
12.49		0.35		0.35		2.35		165,707	75
8.66		0.35		0.35		2.91		200,060	27

8.39	(e)	0.18	(f)	0.19	(f)	3.82	(f)	576	23	(e)
3.45		0.18		0.19		3.45		541	19
(10.98)		0.18		0.18		2.59		541	83
9.76		0.17		0.18		2.11		1,735	40
12.68		0.18		0.18		2.61		2,013	75
8.83		0.19		0.19		3.01		3,527	27

8.35	(e)	0.25	(f)	0.25	(f)	3.76	(f)	88,502	23	(e)
3.38		0.25		0.26		3.37		88,548	19
(11.02)		0.24		0.25		2.65		98,929	83
9.70		0.23		0.24		2.05		37,860	40
12.61		0.25		0.25		2.45		35,613	75
8.75		0.25		0.25		3.03		43,319	27

8.05	(e)	0.85	(f)	0.85	(f)	3.14	(f)	353	23	(e)
2.71		0.85		0.86		2.81		275	19
(11.54)		0.84		0.85		2.00		174	83
9.06		0.83		0.83		1.46		140	40
11.97		0.85		0.85		1.87		124	75
8.10		0.85		0.85		2.36		138	27

See Notes to Financial Statements.	15

Financial Highlights (concluded)

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:

	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gain (loss)		Total from investment operations	Net investment income	Net asset value, end of period
Class R3
5/31/2024(d)	$14.60	$0.25	$0.93		$1.18	$(0.25)	$15.53
11/30/2023	14.60	0.42	–	(g)	0.42	(0.42)	14.60
11/30/2022	17.39	0.31	(2.24)		(1.93)	(0.86)	14.60
11/30/2021	16.47	0.27	1.21		1.48	(0.56)	17.39
11/30/2020	15.02	0.29	1.43		1.72	(0.27)	16.47
11/30/2019	14.34	0.35	0.80		1.15	(0.47)	15.02
Class R4
5/31/2024(d)	14.60	0.27	0.93		1.20	(0.27)	15.53
11/30/2023	14.60	0.45	–	(g)	0.45	(0.45)	14.60
11/30/2022	17.39	0.35	(2.24)		(1.89)	(0.90)	14.60
11/30/2021	16.47	0.31	1.22		1.53	(0.61)	17.39
11/30/2020	15.02	0.33	1.43		1.76	(0.31)	16.47
11/30/2019	14.34	0.38	0.80		1.18	(0.50)	15.02
Class R5
5/31/2024(d)	14.51	0.29	0.92		1.21	(0.29)	15.43
11/30/2023	14.51	0.49	–	(g)	0.49	(0.49)	14.51
11/30/2022	17.28	0.39	(2.22)		(1.83)	(0.94)	14.51
11/30/2021	16.38	0.36	1.19		1.55	(0.65)	17.28
11/30/2020	14.93	0.36	1.43		1.79	(0.34)	16.38
11/30/2019	14.26	0.42	0.79		1.21	(0.54)	14.93
Class R6
5/31/2024(d)	14.55	0.29	0.93		1.22	(0.29)	15.48
11/30/2023	14.54	0.49	0.01	(h)	0.50	(0.49)	14.55
11/30/2022	17.32	0.40	(2.24)		(1.84)	(0.94)	14.54
11/30/2021	16.40	0.37	1.21		1.58	(0.66)	17.32
11/30/2020	14.95	0.38	1.41		1.79	(0.34)	16.40
11/30/2019	14.27	0.44	0.78		1.22	(0.54)	14.95

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount is less than $0.01.
(h)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

16	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)						Supplemental Data:

Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

8.10	(e)	0.75	(f)	0.75	(f)	3.26	(f)	$13,850	23	(e)
2.84		0.75		0.76		2.88		14,176	19
(11.46)		0.74		0.75		2.02		14,878	83
9.15		0.73		0.74		1.56		20,699	40
12.04		0.75		0.75		1.94		19,031	75
8.24		0.75		0.75		2.41		21,508	27

8.23	(e)	0.50	(f)	0.50	(f)	3.54	(f)	1,919	23	(e)
3.10		0.50		0.51		3.12		2,241	19
(11.23)		0.49		0.50		2.29		2,489	83
9.43		0.48		0.49		1.80		3,435	40
12.33		0.50		0.50		2.18		2,988	75
8.50		0.50		0.50		2.62		2,421	27

8.35	(e)	0.19	(f)	0.19	(f)	3.81	(f)	13	23	(e)
3.38		0.24		0.25		3.38		12	19
(11.02)		0.24		0.24		2.56		47	83
9.76		0.23		0.23		2.06		53	40
12.61		0.24		0.24		2.42		47	75
8.75		0.24		0.24		2.89		36	27

8.39	(e)	0.18	(f)	0.19	(f)	3.79	(f)	418	23	(e)
3.45		0.18		0.19		3.41		313	19
(10.98)		0.18		0.19		2.62		1,015	83
9.76		0.17		0.18		2.11		1,159	40
12.68		0.18		0.18		2.55		1,030	75
8.83		0.19		0.19		3.02		2,873	27

See Notes to Financial Statements.	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust consists of thirteen funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6

The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus.

Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Income Fund’s investment objective is to seek a high level of current income. The Funds invest principally in “Underlying Funds”, which consist of other registered mutual funds managed by Lord, Abbett & Co. LLC (“Lord Abbett”) and the Lord Abbett Private Credit Fund 1, LP, (“PCF”) which is a limited partnership available only to the Funds and certain other investment companies managed by Lord Abbett.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years.

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standard Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the board has designated the determination of fair value of the Funds’ portfolio investments to Lord Abbett, as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a

18

Notes to Financial Statements (unaudited)(continued)

Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Investments in the Underlying Funds, with the exception of the PCF, are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the PCF are valued at the most recent monthly NAV. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income and capital gain distributions are recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income in the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2020 through November 30, 2023. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the

19

Notes to Financial Statements (unaudited)(continued)

relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Funds called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swap Contracts–Each Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

20

Notes to Financial Statements (unaudited)(continued)

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap contract sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap contract purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of each credit default swap contract where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap contract agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Funds, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Options–Each Fund may purchase and write exchange- listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When a Fund writes (sells) an option, an amount equal to the premium received by each Fund is recorded as a liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, each fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by each Fund. If a call option is exercised, the premium is added to the

21

Notes to Financial Statements (unaudited)(continued)

proceeds of the security sold to determine the realized gain or loss. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Realized and change in unrealized gains and losses on purchased options are included in realized and change in unrealized gains and losses on investments in each Fund’s Statements of Operations.

(k)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(l)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

22

Notes to Financial Statements (unaudited)(continued)

A summary of inputs used in valuing each Fund’s investments as of May 31, 2024 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The Management Fee is based on each Fund’s average daily net assets at an annual rate of .10%.

For the six months ended May 31, 2024, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Multi-Asset Balanced Opportunity Fund	.10%
Multi-Asset Income Fund	.10%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following fund administration fees during the six months ended May 31, 2024:

Fund Administration Fee
Multi-Asset Balanced Opportunity Fund	$11,450
Multi-Asset Income Fund	15,363

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)	Class P	Class R2	Class R3	Class R4
Service	0.25%	0.25%	–	0.25%	0.25%	0.25%	0.25%
Distribution	–	0.75%	0.10%	0.20%	0.35%	0.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for the purposes of calculating Financial Industry Regulatory Authority Inc. sales charge limitations.
(1)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

23

Notes to Financial Statements (unaudited)(continued)

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the six months ended May 31, 2024:

	Distributor Commissions	Dealers’ Concessions
Multi-Asset Balanced Opportunity Fund	$35,063	$ 98,546
Multi-Asset Income Fund	9,099	289,043

The Distributor received the following amounts of CDSCs for the six months ended May 31, 2024:

	Class A	Class C
Multi-Asset Balanced Opportunity Fund	$3,879	$1,516
Multi-Asset Income Fund	299	586

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Multi-Asset Balanced Opportunity Fund	$–	$23,772,912	$–	$–	$23,772,912
Multi-Asset Income Fund	–	14,053,714	–	–	14,053,714

The tax character of distributions paid during the fiscal year ended November 30, 2023 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Multi-Asset Balanced Opportunity Fund	$–	$43,117,500	$–	$–	$43,117,500
Multi-Asset Income Fund	–	27,135,510	–	–	27,135,510

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Multi-Asset Balanced Opportunity Fund	$(108,640,705)	$(77,256,010)	$(185,896,715)
Multi-Asset Income Fund	(43,524,581)	(65,314,586)	(108,839,167)

24

Notes to Financial Statements (unaudited)(continued)

As of May 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Multi-Asset Balanced Opportunity Fund	$1,839,551,853	$149,787,000	$(44,625,676)	$105,161,324
Multi-Asset Income Fund	815,613,099	29,797,401	(42,702,740)	(12,905,339)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2024 were as follows:

	Purchases	Sales
Multi-Asset Balanced Opportunity Fund	$350,390,037	$465,083,172
Multi-Asset Income Fund	184,569,988	233,733,642

There were no purchases or sales of U.S. Government securities during the six months ended May 31, 2024.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Funds entered into domestic and foreign equity index futures contracts during the six months ended May 31, 2024 (as described in Note 2(h)) to manage cash and economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Funds entered into swaptions and options on indexes and foreign currencies during the six months ended May 31, 2024 (as described in Note 2(j)) to obtain exposure to an issuer (the Reference Entity). The Funds’ use of swaptions and options involves the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and the Funds’ returns could be reduced as a result. The Funds’ risk of loss from counterparty credit risk is the notional value of the contract.

As of May 31, 2024, the Funds had the following derivatives at fair value, grouped into risk categories that illustrate the Funds use of derivative instruments:

Multi-Asset Balanced Opportunity Fund
Asset Derivatives	Equity Contracts
Futures Contracts(1)	$439,183
Options Purchased(2)	$4,424,054
Liability Derivatives
Futures Contracts(1)	$2,344,063

25

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Income Fund
Asset Derivatives	Equity Contracts
Futures Contracts(1)	$182,608
Options Purchased(2)	$2,179,020
Liability Derivatives
Futures Contracts(1)	$973,259

(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation on futures contracts as reported in the Schedules of Investments. Only current day’s variation margin reported is within the Statements of Assets and Liabilities.
(2)	Statements of Assets and Liabilities location: Included in Investments in securities.

Transactions in derivative instruments during the six months ended May 31, 2024, were as follows:

Multi-Asset Balanced Opportunity Fund

	Equity Contracts	Inflation Linked/ Interest Rate Contracts
Net Realized Gain (Loss)
Futures Contracts(1)	$5,820,753	$3,948,941
Net Change in Unrealized Appreciation/Depreciation
Futures Contracts(2)	$(3,015,832)	$(664,832)
Options Purchased(3)	$(322,327)	–
Average Number of Contracts/Notional Amounts
Futures Contracts(4)	451	152
Options Purchased(5)	$15,299	–

Multi-Asset Income Fund

	Equity Contracts	Inflation Linked/ Interest Rate Contracts
Net Realized Gain (Loss)
Futures Contracts(1)	$2,569,855	$1,682,812
Net Change in Unrealized Appreciation/Depreciation
Futures Contracts(2)	$(1,175,719)	$(289,990)
Options Purchased(3)	$(158,758)	–
Average Number of Contracts/Notional Amounts*
Futures Contracts(4)	195	66
Options Purchased(5)	$7,535	–

*	Calculated based on the number of contracts or notional amounts for the six months ended May 31, 2024.
(1)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(3)	Statements of Operations location: Net change in unrealized appreciation/depreciation on investments includes options purchased.
(4)	Amount represents number of contracts.
(5)	Amount represents notional amounts in U.S. dollars.

26

Notes to Financial Statements (unaudited)(continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and the counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

	Multi-Asset Balanced Opportunity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Options Purchased	$4,424,054	$–	$4,424,054
Repurchase Agreements	1,720,737	–	1,720,737
Total	$6,144,791	$–	$6,144,791

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
J.P. Morgan	$4,424,054	$–	$(360,000)	$–	$4,064,054
Fixed Income Clearing Corp.	1,720,737	–	–	(1,720,737)	–
Total	$6,144,791	$–	$(360,000)	$(1,720,737)	$4,064,054

	Multi-Asset Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Options Purchased	$2,179,020	$–	$2,179,020
Repurchase Agreements	1,090,416	–	1,090,416
Total	$3,269,436	$–	$3,269,436

27

Notes to Financial Statements (unaudited)(continued)

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
J.P. Morgan	$2,179,020	$–	$–	$–	$2,179,020
Fixed Income Clearing Corp.	1,090,416	–	–	(1,090,416)	–
Total	$3,269,436	$–	$–	$(1,090,416)	$2,179,020

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of May 31, 2024.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statements of Operations and in Trustees’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended May 31, 2024, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

28

Notes to Financial Statements (unaudited)(continued)

11.	TRANSACTIONS WITH AFFILIATED ISSUERS AND FUNDS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers during the six months ended May 31, 2024:

					Multi-Asset Balanced Opportunity Fund
Affiliated Issuer	Value at 11/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Appreciation (Depreciation)	Value at 5/31/2024	Shares as of 5/31/2024	Dividend Income
Lord Abbett Affiliated Fund, Inc.-Class I	$180,037,886	$2,037,185	$(15,061,271)	$1,274,249	$21,968,720	$190,256,769	10,351,293	$1,767,184
Lord Abbett Investment Trust-Convertible Fund-Class I	19,964,976	233,384	(1,503,363)	22,503	1,569,329	20,286,829	1,525,325	205,384
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	306,601,550	17,568,027	(23,450,282)	(5,420,716)	5,637,939	300,936,518	33,142,788	7,608,197
Lord Abbett Research Fund, Inc.-Dividend Growth Fund,-Class I	374,842,735	3,973,694	(170,691,544)	29,069,624 (a)	13,619,248	248,926,618	11,423,892	1,739,555
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	71,952,100	2,194,478	(5,747,648)	(1,724,052)	4,407,199	71,082,077	17,211,157	2,152,011
Lord Abbett Investment Trust-Floating Rate Fund-Class I	–	39,630,879	(1,742,000)	7,037	228,393	38,124,309	4,649,306	925,814
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	179,655,644	131,882,470	(15,049,000)	2,244,394	32,615,674	331,349,182	22,149,010	–
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	184,282,052	43,659,588	(85,070,742)	(13,887,165)	60,369,656	189,353,389	4,736,203	–
Lord Abbett Investment Trust-High Yield Fund-Class I	117,789,806	4,411,426	(14,578,805)	(2,279,308)	5,159,467	110,502,586	17,512,296	4,295,792
Lord Abbett Investment Trust-Income Fund-Class I	149,141,183	55,052,035	(13,797,000)	(238,745)	2,520,813	192,678,286	79,949,496	5,412,343
Lord Abbett Investment Trust-Inflation Focused-Fund-Class I	58,674,642	140,163	(59,370,583)	(2,273,169)	2,828,947	–	–	182,713
Lord Abbett Securities Trust-International Equity Fund-Class I	83,472,809	1,805,190	(6,383,025)	(246,911)	12,442,352	91,090,415	5,846,625	1,677,189
Lord Abbett Securities Trust-International Value Fund-Class I	74,160,195	1,236,716	(5,508,105)	(111,070)	9,513,572	79,291,308	9,461,970	1,125,716
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	–	39,466,915	(11,216,166)	(29,896)	(20,117)	28,200,736	7,343,942	518,156
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	76,846,090	1,365,082	(35,760,794)	580,186	(216,281)	42,814,283	4,290,008	1,316,579
Lord Abbett Private Credit Fund 1, LP	–	5,732,805	(152,844)	–	–	5,579,961	5,579,961	59,739
Total				$6,986,961	$172,644,911	$1,940,473,266		$28,986,372

(a)	Includes $1,887,139 of distributed capital gains.

29

Notes to Financial Statements (unaudited)(continued)

						Multi-Asset Income Fund
Affiliated Issuer	Value at 11/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Appreciation (Depreciation)	Value at 5/31/2024	Shares as of 5/31/2024	Dividend Income
Lord Abbett Affiliated Fund, Inc.-Class I	$44,620,631	$833,610	$(8,026,872)	$547,547	$4,886,364	$42,861,280	2,331,952	$420,611
Lord Abbett Investment Trust-Convertible Fund-Class I	2,468,781	16,090	(2,572,567)	(168)	87,864	–	–	16,090
Lord Abbett Investment Trust-Core Fixed Income Fund- Class I	263,647,815	27,794,360	(24,528,640)	(5,631,802)	5,572,459	266,854,192	29,389,228	6,733,281
Lord Abbett Research Fund, Inc.-Dividend Growth Fund,-Class I	90,411,307	1,402,387	(45,907,457)	5,927,905 (a)	3,378,781	54,786,744	2,514,307	360,207
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	26,924,420	1,043,477	(2,485,076)	(503,057)	1,506,073	26,485,837	6,413,036	741,499
Lord Abbett Investment Trust-Floating Rate Fund-Class I	–	16,651,821	(842,000)	3,264	95,260	15,908,345	1,940,042	387,342
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	44,647,634	25,062,060	(4,497,000)	623,462	8,009,487	73,845,643	4,936,206	–
Lord Abbett Securities Trust-Growth Leaders Fund- Class I	39,276,625	15,854,822	(24,572,534)	3,061,505	7,800,549	41,420,967	1,036,042	–
Lord Abbett Investment Trust-High Yield Fund-Class I	69,732,496	3,201,697	(8,549,227)	(89,606)	1,787,336	66,082,696	10,472,693	2,545,826
Lord Abbett Investment Trust-Income Fund-Class I	48,053,844	45,140,727	(7,166,000)	(123,762)	549,853	86,454,662	35,873,304	2,353,285
Lord Abbett Investment Trust-Inflation Focused-Fund- Class I	47,667,276	95,843	(48,271,304)	(2,509,728)	3,017,913	–	–	102,142
Lord Abbett Securities Trust-International Equity Fund-Class I	40,230,217	1,181,768	(6,609,654)	(543,687)	5,999,808	40,258,452	2,583,983	806,768
Lord Abbett Securities Trust-International Value Fund-Class I	33,038,173	778,139	(5,880,248)	130,521	3,684,161	31,750,746	3,788,872	481,140
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	7,668,682	42,297,280	(10,718,181)	(61,503)	14,021	39,200,299	10,208,411	784,875
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	44,018,646	707,805	(33,040,013)	554,524	(363,083)	11,877,879	1,190,168	528,256
Lord Abbett Private Credit Fund 1, LP	–	2,508,102	(66,869)	–	–	2,441,233	2,441,233	26,136
Total				$1,385,415	$46,026,846	$800,228,975		$16,287,458

(a)	Includes $426,179 of distributed capital gains.

The Funds intend to obtain exposure to less liquid or illiquid private credit investments, generally involving corporate borrowers, through their investments in pooled investment vehicles, including those managed by Lord Abbett. Typically, private credit investments are not traded in public markets and are illiquid, such that a pooled investment vehicle may not be able to dispose of its holdings for extended periods, which may be several years, or at the price at which such pooled investment vehicles are valuing investments. Such pooled investment vehicles will also be illiquid, and the Funds incur two layers of fees, with Lord Abbett potentially receiving a management fee at both levels. Such pooled

30

Notes to Financial Statements (unaudited)(continued)

investment vehicles may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of such pooled investment vehicles or a Fund indirectly. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of such pooled investment vehicles’ private credit investment will often be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies.

The Funds’ investment in the PCF is subject to restrictions on transfer and the Funds currently have no redemption rights. There will be no trading market for the Funds’ investments in the PCF. The Schedule of Investments lists the PCF as an investment as of period end, but does not include the underlying holdings of the PCF. The Funds indirectly bear the proportionate share of the expenses of the PCF. The annualized expense ratio for the PCF for the period ended May 31, 2024 was 23.80% consisting of interest and borrowing costs of 23.10% and net operating expenses of 0.70%.

The Funds had the following transactions with the PCF during the six months ended May 31, 2024:

	Value at 11/30/2023	Contributions	Withdrawals	Net Realized Gain (Loss)	Net Change in Appreciation (Depreciation)	Value at 5/31/2024	Dividend Income
Multi-Asset Balanced Opportunity Fund	–	5,579,961	–	–	–	5,579,961	59,740
Multi-Asset Income Fund	–	2,441,233	–	–	–	2,441,233	26,136

Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund have unfunded commitments to make investments in the PCF at a future date in the amounts of $74,420,039 and $35,558,767, respectively, at period end. These unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities at period end.

12.	INVESTMENT RISKS

The Funds invest principally in the Underlying Funds and, as a result, a Fund’s performance is directly related to the Underlying Fund’s performance. Each Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Fund invests in them. The value of the Underlying Funds’ investments and the NAVs of the shares of both the Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Certain instruments in which the Funds may invest have historically relied upon LIBOR. As of June 30, 2023, the administrator of LIBOR ceased publication of U.S. dollar LIBOR settings. The LIBOR transition could have adverse impacts on newly issued financial instruments and existing financial instruments which referenced LIBOR and lead to significant short-term and long-term uncertainty and market instability.

31

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to an Underlying Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Underlying Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid due to such factors as interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, a particular industry or sector, or to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or companies held in the Underlying Fund fails to produce the intended result, a Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Each Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility and subject to less government supervision, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. The cost of a Fund’s potential use of forward currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing. The Underlying Fund’s investments in emerging market companies generally are subject to more risks than investments in developed market companies.

Because Multi-Asset Income Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with fixed income securities. Given Multi-Asset Balanced Opportunity Fund’s more balanced allocation among fixed income funds and equity funds, each will be affected by risks associated with both equity and fixed income investments.

Each Fund may invest in derivatives, either directly or through its Underlying Funds. Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, heightened counterparty risk, credit risk, and volatility. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful may depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

32

Notes to Financial Statements (unaudited)(continued)

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing their investment strategies and achieving their investment objectives.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system. Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Funds or issuers in which the Funds invest. In addition, issuers in which the Funds invest and the Funds may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in the Fund.

These factors, and others, can affect each Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Multi-Asset Balanced Opportunity Fund	Six Months Ended May 31, 2024 (unaudited)		Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,797,056	$42,729,413	18,492,553	$190,840,117
Reinvestment of distributions	1,871,616	21,136,953	3,685,182	37,889,813
Shares reacquired	(14,301,007)	(160,977,668)	(38,509,554)	(396,283,512)
Decrease	(8,632,335)	$(97,111,302)	(16,331,819)	$(167,553,582)
Class C Shares
Shares sold	261,824	$2,933,476	1,746,100	$18,022,244
Reinvestment of distributions	47,278	527,919	126,761	1,289,174
Shares reacquired	(1,639,148)	(18,352,239)	(8,960,058)	(91,180,482)
Decrease	(1,330,046)	$(14,890,844)	(7,087,197)	$(71,869,064)
Class F Shares
Shares sold	30,517	$336,640	129,318	$1,319,560
Reinvestment of distributions	8,480	95,747	28,259	289,212
Shares reacquired	(99,348)	(1,114,684)	(2,143,540)	(21,866,489)
Decrease	(60,351)	$(682,297)	(1,985,963)	$(20,257,717)

33

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund	Six Months Ended May 31, 2024 (unaudited)		Year Ended November 30, 2023
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	548,640	$6,219,573	2,877,337	$29,410,384
Reinvestment of distributions	64,916	733,454	122,960	1,264,869
Shares reacquired	(734,737)	(8,294,977)	(3,183,642)	(32,738,325)
Decrease	(121,181)	$(1,341,950)	(183,345)	$(2,063,072)
Class P Shares
Shares sold	1,055	$11,852	13,650	$137,974
Reinvestment of distributions	162	1,817	877	8,958
Shares reacquired	(19,949)	(214,754)	(14,355)	(148,476)
Increase (decrease)	(18,732)	$(201,085)	172	$(1,544)
Class R2 Shares
Shares sold	4,457	$51,920	20,269	$215,239
Reinvestment of distributions	735	8,568	1,228	13,043
Shares reacquired	(6,445)	(75,208)	(3,649)	(39,334)
Increase (decrease)	(1,253)	$(14,720)	17,848	$188,948
Class R3 Shares
Shares sold	213,177	$2,406,461	1,674,695	$17,205,196
Reinvestment of distributions	46,781	526,598	89,314	917,035
Shares reacquired	(847,044)	(9,631,001)	(900,043)	(9,215,893)
Increase (decrease)	(587,086)	$(6,697,942)	863,966	$8,906,338
Class R4 Shares
Shares sold	69,899	$785,688	171,663	$1,759,243
Reinvestment of distributions	12,952	146,293	24,689	253,902
Shares reacquired	(106,186)	(1,180,828)	(250,164)	(2,576,410)
Decrease	(23,335)	$(248,847)	(53,812)	$(563,265)
Class R5 Shares
Shares sold	158	$1,791	548	$5,646
Reinvestment of distributions	129	1,457	286	2,945
Shares reacquired	(104)	(1,163)	(6,743)	(69,351)
Increase (decrease)	183	$2,085	(5,909)	$(60,760)
Class R6 Shares
Shares sold	41,894	$468,791	187,192	$1,951,262
Reinvestment of distributions	7,091	80,474	12,155	125,494
Shares reacquired	(19,881)	(226,390)	(168,324)	(1,737,434)
Increase	29,104	$322,875	31,023	$339,322

Multi-Asset Income Fund	Six Months Ended May 31, 2024 (unaudited)		Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,264,530	$19,335,181	4,502,998	$65,327,867
Reinvestment of distributions	706,401	10,821,541	1,388,902	20,101,443
Shares reacquired	(4,248,040)	(64,822,642)	(12,540,146)	(181,561,863)
Decrease	(2,277,109)	$(34,665,920)	(6,648,246)	$(96,132,553)

34

Notes to Financial Statements (unaudited)(concluded)

Multi-Asset Income Fund	Six Months Ended May 31, 2024 (unaudited)		Year Ended November 30, 2023
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	63,103	$976,177	179,786	$2,677,869
Reinvestment of distributions	34,306	535,533	96,649	1,425,635
Shares reacquired	(715,180)	(11,144,753)	(3,536,546)	(52,170,021)
Decrease	(617,771)	$(9,633,043)	(3,260,111)	$(48,066,517)
Class F Shares
Shares sold	27,725	$423,315	58,493	$854,115
Reinvestment of distributions	17,440	267,153	52,156	755,018
Shares reacquired	(136,601)	(2,077,833)	(2,739,742)	(39,977,152)
Decrease	(91,436)	$(1,387,365)	(2,629,093)	$(38,368,019)
Class I Shares
Shares sold	715,075	$10,847,704	2,810,163	$40,679,103
Reinvestment of distributions	111,198	1,691,778	215,503	3,097,914
Shares reacquired	(1,194,116)	(18,143,890)	(3,743,018)	(53,956,318)
Decrease	(367,843)	$(5,604,408)	(717,352)	$(10,179,301)
Class R2 Shares
Shares sold	3,839	$60,596	7,255	$108,441
Reinvestment of distributions	305	4,825	401	5,997
Shares reacquired	(404)	(6,382)	(954)	(14,266)
Increase	3,740	$59,039	6,702	$100,172
Class R3 Shares
Shares sold	45,754	$700,111	148,943	$2,162,657
Reinvestment of distributions	14,771	226,331	29,043	420,454
Shares reacquired	(139,605)	(2,117,755)	(226,548)	(3,283,259)
Decrease	(79,080)	$(1,191,313)	(48,562)	$(700,148)
Class R4 Shares
Shares sold	6,784	$103,567	34,409	$497,965
Reinvestment of distributions	2,301	35,229	5,542	80,180
Shares reacquired	(39,045)	(589,897)	(57,018)	(821,106)
Decrease	(29,960)	$(451,101)	(17,067)	$(242,961)
Class R5 Shares
Shares sold	–	$–	109	$1,571
Reinvestment of distributions	–	–	38	546
Shares reacquired	–	–	(2,568)	(36,809)
Decrease	–	$–	(2,421)	$(34,692)
Class R6 Shares
Shares sold	5,302	$80,668	9,576	$138,096
Reinvestment of distributions	360	5,512	647	9,342
Shares reacquired	(177)	(2,721)	(58,515)	(849,208)
Increase (decrease)	5,485	$83,459	(48,292)	$(701,770)

35

Investments in Underlying Funds (unaudited)

The Funds invest in Underlying Funds managed by Lord Abbett. As of May 31, 2024, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	%
Lord Abbett Affiliated Fund, Inc.	9.80%
Lord Abbett Investment Trust-Convertible Fund-Class I	1.05%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	15.51%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	12.83%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	3.66%
Lord Abbett Investment Trust-Floating Rate Fund-Class I	1.96%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	17.08%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	9.76%
Lord Abbett Investment Trust-High Yield Fund-Class I	5.69%
Lord Abbett Investment Trust-Income Fund-Class I	9.93%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.69%
Lord Abbett Securities Trust-International Value Fund-Class I	4.09%
Lord Abbett Private Credit Fund 1, LP	0.29%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	1.45%
Lord Abbett Investment Trust-Ultra Short Bond Fund	2.21%
Total	100%

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	%
Lord Abbett Affiliated Fund, Inc.	5.36%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	33.35%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	6.85%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	3.31%
Lord Abbett Investment Trust-Floating Rate Loan-Class I	1.99%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	9.23%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	5.17%
Lord Abbett Investment Trust-High Yield Fund-Class I	8.26%
Lord Abbett Investment Trust-Income Fund-Class I	10.80%
Lord Abbett Securities Trust-International Equity Fund-Class I	5.03%
Lord Abbett Securities Trust-International Value Fund-Class I	3.97%
Lord Abbett Private Credit Fund 1 LP	0.30%
Lord Abbett Short Duration Income Fund-Class I	4.90%
Lord Abbett Investment Trust-Ultra Short Bond Fund	1.48%
Total	100%

The Ten Largest Holdings and the Holdings by Sector as of February 29, 2024, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

36

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.34%
ExxonMobil Corp.	3.57%
Walmart, Inc.	2.64%
NextEra Energy Inc.	2.50%
Philip Morris International, Inc.	2.49%
Parker-Hannifin Corp.	2.44%
Bank of America Corp.	2.42%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.42%
CRH PLC	2.40%
Charles Schwab Corp.	2.37%

Holdings by Sector	% of Investments
Communication Services	4.75%
Consumer Discretionary	6.03%
Consumer Staples	9.07%
Energy	12.13%
Financials	24.06%
Health Care	8.93%
Industrials	15.18%
Information Technology	11.39%
Materials	5.44%
Utilities	1.91%
Repurchase Agreements	1.11%
Total	100.00%

Lord Abbett Investment Trust-Convertible Fund

Ten Largest Holdings	% of Investments
Okta, Inc., 0.125%, 9/1/2025	4.33%
NuVasive, Inc., 0.375%, 3/15/2025	3.81%
Euronet Worldwide, Inc., 0.750%, 3/15/2049	3.69%
Bank of America Corp., 7.250%	3.58%
Match Group Financeco 2, Inc., 0.875%, 6/15/2026	3.53%
Bill Holdings, Inc., Zero Coupon, 4/1/2027	3.51%
RingCentral, Inc., Zero Coupon, 3/15/2026	3.49%
BioMarin Pharmaceutical, Inc., 0.599%, 8/1/2024	3.44%
Shopify, Inc., 0.125%, 11/1/2025	3.35%
Uber Technologies, Inc., Zero Coupon, 12/15/2025	2.76%

37

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector	% of Investments
Communications	21.61%
Consumer, Cyclical	8.53%
Consumer, Non-cyclical	16.95%
Energy	2.35%
Entertainment	0.36%
Financial	9.80%
Industrial	8.07%
Technology	23.49%
Utilities	5.92%
Repurchase Agreements	1.52%
Money market Fund	1.26%
Time Deposits	0.14%
Total	100.00%

Lord Abbett Investment Trust-Core Fixed Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Bonds, 4.375%, 8/15/2043	4.21%
U.S. Treasury Notes, 4.875%, 4/30/2026	3.76%
U.S. Treasury Notes, 4.500%, 3/31/2026	3.45%
U.S. Treasury Bonds, 4.250%, 2/15/2054	1.91%
U.S. Treasury Notes, 4.250%, 12/31/2025	1.85%
U.S. Treasury Notes, 4.625%, 4/30/2029	1.80%
U.S. Treasury Bonds, 3.875%, 2/15/2043	1.47%
U.S. Treasury Bills, 7/5/2024	1.26%
Uniform Mortgage-Backed Security, 2.000%, TBA	1.21%
Uniform Mortgage-Backed Security, 6.000%, TBA	1.07%

Holdings by Sector	% of Investments
Asset Backed Securities	14.01%
Basic Materials	0.65%
Communications	1.57%
Consumer, Cyclical	2.00%
Consumer, Non-cyclical	3.34%
Energy	2.86%
Financial	14.13%
Foreign Government	3.72%
Industrial	1.58%
Mortgage-Backed Securities	6.86%
Municipal	0.08%
Technology	0.78%
Utilities	4.54%
U.S. Government	43.25%
Repurchase Agreements	0.63%
Total	100.00%

38

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc.-Dividend Growth Fund

Ten Largest Holdings	% of Investments
Microsoft Corp.	8.81%
NVIDIA Corp.	6.59%
Exxon Mobil Corp.	4.27%
Apple, Inc.	2.85%
UnitedHealth Group, Inc.	2.75%
Eli Lilly & Co.	2.67%
Bank of America Corp.	2.58%
Mastercard, Inc. Class A	2.58%
NextEra Energy, Inc.	2.45%
AbbVie, Inc.	2.44%

Holdings by Sector	% of Investments
Communication Services	1.39%
Consumer Discretionary	5.44%
Consumer Staples	8.25%
Energy	4.66%
Financials	19.08%
Health Care	12.02%
Industrials	8.90%
Information Technology	30.62%
Materials	4.72%
Utilities	3.84%
Repurchase Agreements	1.08%
Total	100.00%

Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund

Ten Largest Holdings	% of Investments
Saudi Government International Bonds, 3.450%, 2/2/2061	1.70%
Indonesia Government International Bonds, 1.850%, 3/12/2031	1.67%
Brazil Government International Bonds, 6.125%, 3/15/2034	1.40%
Peru Government International Bonds, 3.000%, 1/15/2034	1.39%
Brazil Government International Bonds, 7.125%, 5/13/2054	1.34%
Republic of South Africa Government International Bonds, 4.300%, 10/12/2028	1.28%
Egypt Government International Bonds, 7.600%, 3/1/2029	1.19%
Turkiye Government International Bonds, 7.625%, 5/15/2034	1.15%
QatarEnergy, 2.250%, 7/12/2031	1.13%
Colombia Government International Bonds, 5.000%, 6/15/2045	1.11%

39

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector	% of Investments
Basic Materials	4.37%
Communications	1.19%
Consumer, Cyclical	1.73%
Consumer, Non-cyclical	1.94%
Energy	15.60%
Financial	7.61%
Foreign Government	60.29%
Industrial	1.58%
U.S. Government	0.38%
Utilities	4.75%
Repurchase Agreements	0.56%
Total	100.00%

Lord Abbett Investment Trust-Floating Rate Fund

Ten Largest Holdings	% of Investments
Cloud Software Group, Inc., Zero Coupon (3 mo. USD Term SOFR), 3/30/2029	0.68%
Jane Street Group LLC, Zero Coupon, 1/26/2028	0.62%
McAfee LLC, Zero Coupon, 3/1/2029	0.59%
Oryx Midstream Services Permian Basin LLC, 10/5/2028	0.58%
ACBL Holdings Corp.	0.54%
American Airlines, Inc., Zero Coupon, 4/20/2028	0.53%
McAfee LLC, Zero Coupons, 3/1/2029	0.52%
AssuredPartners, Inc., Zero Coupon 2/14/2031	0.49%
Advisor Group, Inc., Zero Coupon, 8/17/2028	0.49%
Peraton Corp., Zero Coupon, 2/1/2028	0.48%

Holdings by Sector	% of Investments
Asset Backed Securities	2.58%
Basic Materials	3.49%
Communications	7.91%
Consumer, Cyclical	14.45%
Consumer, Non-cyclical	15.83%
Industrial	12.95%
Energy	3.82%
Exchange-Traded Funds	0.97%
Financial	10.50%
Technology	14.69%
Utilities	1.78%
Repurchase Agreements	11.03%
Total	100.00%

40

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust-Fundamental Equity Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.26%
Alphabet, Inc.	3.04%
Shell PLC	2.75%
Diamondback Energy, Inc.	2.70%
Wells Fargo & Co.	2.50%
Charles Schwab Corp.	2.46%
Chesapeake Energy Corp.	2.15%
NetApp, Inc.	2.12%
KKR & Co., Inc.	2.11%
Microsoft Corp.	2.05%

Holdings by Sector	% of Investments
Communication Services	4.91%
Consumer Discretionary	5.50%
Consumer Staples	6.17%
Energy	9.25%
Financials	24.34%
Health Care	11.88%
Industrials	14.82%
Information Technology	11.47%
Materials	4.43%
Real Estate	3.03%
Utilities	3.67%
Repurchase Agreements	0.53%
Total	100.00%

Lord Abbett Securities Trust-Growth Leaders Fund

Ten Largest Holdings	% of Investments
NVIDIA Corp.	12.80%
Microsoft Corp.	7.04%
Amazon.com, Inc.	5.09%
Alphabet, Inc.	4.76%
Eli Lilly & Co.	3.15%
Meta Platforms, Inc.	3.07%
HubSpot, Inc.	2.74%
Arista Networks, Inc.	2.49%
Spotify Technology SA	2.46%
MercadoLibre, Inc.	2.43%

Holdings by Sector	% of Investments
Communication Services	13.41%
Consumer Discretionary	10.97%
Consumer Staples	1.35%
Financials	3.94%
Health Care	14.21%
Industrials	8.60%
Information Technology	46.71%
Repurchase Agreements	0.81%
Total	100.00%

41

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust-High Yield Fund

Ten Largest Holdings	% of Investments
Frontier Communications Holdings LLC, 6.000%, 1/15/2030	0.58%
Vistra Operations Co. LLC, 7.750%, 10/15/2031	0.49%
Cloud Software Group, Inc., 9.000%, 9/30/2029	0.45%
American Airlines, Inc., 7.250%, 2/15/2028	0.43%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/2028	0.41%
Venture Global LNG, Inc., 9.500%, 2/1/2029	0.40%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/1/2030	0.40%
Altice France SA, 5.125%, 7/15/2029	0.39%
Alta Equipment Group, Inc., 5.625%, 4/15/2026	0.38%
SunCoke Energy, Inc., 4.875%, 6/30/2029	0.37%

Holdings by Sector	% of Investments
Basic Materials	9.02%
Communications	9.31%
Consumer, Cyclical	17.41%
Consumer, Non-cyclical	11.71%
Diversified	0.41%
Energy	15.41%
Financial	9.91%
Foreign Government	0.16%
Industrial	14.88%
Technology	5.03%
Utilities	2.96%
Repurchase Agreements	0.90%
Money market Fund	2.60%
Time Deposits	0.29%
Total	100.00%

Lord Abbett Investment Trust-Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Bonds, 4.375%, 8/15/2043	4.29%
Uniform Mortgage-Backed Security, 5.500%, TBA	1.02%
BAT Capital Corp., 7.750%, 10/19/2032	0.96%
Sprint Capital Corp., 6.875%, 11/15/2028	0.88%
Continental Resources, Inc., 5.750%, 1/15/2031	0.85%
Uniform Mortgage-Backed Security, 6.000%, TBA	0.76%
Charter Communications Operating LLC, Zero Coupon (1 mo. USD Term SOFR), 2/1/2027	0.73%
Uniform Mortgage-Backed Security, 5.500%, TBA	0.70%
JPMorgan Chase & Co., 4.912% (SOFR + 2.08%), 7/25/2033	0.68%
Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	0.65%

42

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector	% of Investments
Asset Backed Securities	7.07%
Basic Materials	2.13%
Communications	4.12%
Consumer, Cyclical	5.16%
Consumer, Non-cyclical	9.53%
Energy	15.19%
Financial	24.53%
Foreign Government	0.34%
Industrial	4.63%
Mortgage-Backed Securities	0.06%
Municipal	0.32%
Technology	4.38%
U.S. Government	10.41%
Utilities	11.59%
Repurchase Agreements	0.54%
Total	100.00%

Lord Abbett Securities Trust-International Equity Fund

Ten Largest Holdings	% of Investments
Taiwan Semiconductor Manufacturing Co. Ltd.	3.66%
Novo Nordisk AS	3.28%
ASML Holding NV	2.38%
Shell PLC	2.33%
Hitachi Ltd.	2.15%
Schneider Electric SE	2.14%
Sumitomo Mitsui Financial Group, Inc.	1.83%
UniCredit SpA	1.78%
Tencent Holdings Ltd.	1.75%
TotalEnergies SE	1.68%

Holdings by Sector	% of Investments
Communication Services	5.30%
Consumer Discretionary	9.63%
Consumer Staples	7.00%
Energy	5.52%
Financials	18.46%
Health Care	10.86%
Industrials	16.31%
Information Technology	16.88%
Materials	6.55%
Real Estate	1.33%
Utilities	2.02%
Repurchase Agreements	0.14%
Total	100.00%

43

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust-International Value Fund

Ten Largest Holdings	% of Investments
Shell PLC	4.79%
Novartis AG	3.31%
HSBC Holdings PLC	2.79%
Sanofi SA	2.76%
Sumitomo Mitsui Financial Group, Inc.	2.56%
BP PLC	2.44%
BHP Group Ltd.	2.34%
Orange SA	2.28%
Toyota Motor Corp.	2.11%
Erste Group Bank AG	2.06%

Holdings by Sector	% of Investments
Communication Services	3.32%
Consumer Discretionary	6.35%
Consumer Staples	6.73%
Energy	9.25%
Financials	27.51%
Health Care	8.49%
Industrials	14.69%
Information Technology	5.19%
Materials	7.34%
Real Estate	2.95%
Utilities	6.16%
Repurchase Agreements	2.02%
Total	100.00%

Lord Abbett Investment Trust-Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Inflation-Indexed Notes, 0.250%, 1/15/2025	0.78%
U.S. Treasury Notes, 5.000%, 9/30/2025	0.75%
U.S. Treasury Notes, 4.125%, 1/31/2025	0.68%
Citigroup, Inc., 3.106%, 4/8/2026	0.60%
U.S. Treasury Notes, 4.625%, 2/28/2026	0.59%
Intesa Sanpaolo SpA, 5.017%, 6/26/2024	0.59%
Invitation Homes Operating Partnership LP, 1/31/2025	0.59%
Broadcom, Inc., Zero Coupon, 8/14/2026	0.55%
SRS Distribution, Inc., Zero Coupon, 6/2/2028	0.50%
Charter Communications Operating LLC, Zero Coupon, 2/1/2027	0.46%

44

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector	% of Investments
Asset Backed Securities	22.54%
Basic Materials	2.22%
Communications	1.93%
Consumer, Cyclical	7.08%
Consumer, Non-cyclical	6.65%
Energy	8.29%
Financial	28.80%
Foreign Government	0.12%
Industrial	3.14%
Mortgage-Backed Securities	7.99%
Technology	1.23%
Utilities	5.60%
U.S. Government	3.57%
Repurchase Agreements	0.84%
Total	100.00%

Lord Abbett Investment Trust-Ultra Short Bond Fund

Ten Largest Holdings	% of Investments
HSBC Holdings PLC 3.803% (3 mo. USD Term SOFR + 1.47%), 3/11/2025	1.47%
Wells Fargo & Co., 2.406% (3 mo. USD Term SOFR + 1.09%), 10/30/2025	1.24%
BNP Paribas SA (France), 2.819% (3 mo. USD Term SOFR + 1.37%), 11/19/2025	1.05%
JPMorgan Chase & Co., 2.301% (SOFR + 1.16%), 10/15/2025	0.97%
APA Corp., 6.046%, 6/3/2024	0.97%
Citigroup, Inc., 2.014% (SOFR + 0.69%), 1/25/2026	0.88%
Rogers Communications, Inc., 5.989%, 8/20/2024	0.87%
U.S. Treasury Notes, 4.250%, 5/31/2025	0.87%
Macquarie Group Ltd. 6.207%, 11/22/2024	0.86%
Bayer Corp., 6.372%, 7/8/2024	0.80%

Holdings by Sector	% of Investments
Asset Backed Securities	26.87%
Basic Materials	0.99%
Communications	1.63%
Consumer, Cyclical	8.42%
Consumer, Non-cyclical	3.33%
Energy	3.12%
Financial	44.28%
Foreign Government	0.28%
Industrial	2.38%
Mortgage-Backed Securities	2.34%
Technology	2.00%
U.S. Government	1.48%
Utilities	2.58%
Repurchase Agreements	0.30%
Total	100%

45

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Trustees, Officers, and Others

Remuneration paid to trustees, officers, and others is included in “Trustees’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

Investment Trust – Fund of Funds Book

(Lord Abbett Multi-Asset Balanced Opportunity Fund and Lord Abbett Multi-Asset Income Fund)

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds-of-funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Funds; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business

46

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2023. As to Multi-Asset Balanced Opportunity Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five- and ten-year periods. As to Multi-Asset Income Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, five- and ten-year periods. With respect to each Fund, the Board took into account actions taken by Lord Abbett over time to attempt to improve fund performance of other Lord Abbett Funds, which would benefit the Funds through their investments in those Funds. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each Fund, the Board observed that while the net total expense ratio of the Fund was above the median of the expense peer group, the Fund’s actual management fee (excluding underlying fund fees) was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by each Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund

47

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also considered that Lord Abbett accrues certain benefits from sponsoring funds that invest in other Lord Abbett Funds and the fees that Lord Abbett receives from the underlying Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

48

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust Lord Abbett Multi-Asset Balanced Opportunity Fund Lord Abbett Multi-Asset Income Fund	LASAF-3 (07/24)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders. Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report,

based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: July 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: July 26, 2024

	By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: July 26, 2024